     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 2008

                                                             FILE NO. 333-101932

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 18                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 302                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on              , pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/    on May 1, 2008, pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                     PART A

HARTFORD LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Leaders Series III (issued after 5/3/2005), Series IIR (issued from 1/30/2004 to 5/2/2005) and Series II (issued before 1/30/2004) Contracts. Series II and IIR are no longer sold.

Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT       MAY LOSE      NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR       [NOT] FDIC
                    AGENCY                           VALUE                      ANY BANK AFFILIATE                    [NOT] BANK

Portfolio Companies Included in this Prospectus:

X  AIM Variable Insurance Funds

X  American Funds Insurance Series

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford Series Fund, Inc.

X  MFS Variable Trust


X  Morgan Stanley Select Dimensions Investment Series



X  Evergreen Variable Annuity Trust



X  Huntington Funds



X  JP Morgan Insurance Trust



X  Ridge Worth Variable Trust



X  The Universal Institutional Funds, Inc.



X  Van Kampen Life Investment Trust



X  Wells Fargo Variable Trust Funds


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PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                  10
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              19
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              52
  a.  Definitions                                                             52
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 61
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      67
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      74
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                              APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP C-1
APPENDIX D -- EXCHANGE PROGRAMS                                          APP D-1
APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD       APP E-1

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1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2, 7 & Appendix B)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b), 7(c) & Appendices I & B)


B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)


[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.


[Thumbs up]   Choose an optional feature right for you. Options include:




           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed minimum Withdrawal benefit
                                         with periodic step up rights
The Hartford's Principal First           Guaranteed minimum Withdrawal benefit
Preferred
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Selects                                  benefit with limited annual step up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Portfolios                               benefit with full annual step up rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
II                                       benefit with limited annual step up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Foundation                               benefit



For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.



Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold/Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Threshold/Lifetime Benefit Payment.



Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. Other optional features that are not actively sold are referenced in Appendix C. For more information, see Section 7 & Appendix B.


Not every variation of this variable annuity may be available from your Financial Intermediary.

4

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a fixed interest account.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II, A & B)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix B provides a summary of these features in an easy to read table. Likewise, Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

SERIES III

ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.15%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge                                                        0.20%
  The Hartford's Principal First Charge (2)                                                              0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.40%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation                                                              0.30%
  The Hartford's Lifetime Income Builder II Charge (2)                                                   0.75%
  The Hartford's Lifetime Income Builder Charge (2)                                                      0.75%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%).

6

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(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4) See Section 6 for a description of the terms "Benefit Amount" and "Payment Base."

SERIES II AND IIR

ANNUAL MAINTENANCE FEE (1)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                       1.20%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge                                                         0.20%
  The Hartford's Principal First Charge (2)                                                               0.75%
  MAV/MAV Plus Charge                                                                                     0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                   2.40%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))
  The Hartford's Lifetime Income Foundation                                                               0.30%
  The Hartford's Lifetime Income Builder II Charge (2)                                                    0.75%
  The Hartford's Lifetime Income Builder Charge (2)                                                       0.75%

(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.

(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%).

(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.

(4) See Section 6 for a description of the terms "Benefit Amount" and "Payment Base."

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


HARTFORD LEADERS SERIES II/IIR/III, WELLS FARGO LEADERS SERIES I/IR/II, HARTFORD LEADERS I/II, CLASSIC HARTFORD LEADERS, HARTFORD LEADERS SELECT, HUNTINGTON HARTFORD LEADERS



                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.47%              1.56%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)






HARTFORD SELECT LEADERS SERIES V



                                                    MINIMUM          MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                  0.47%           1.84%
(expenses that are deducted from Underlying
Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:


1 year                                                                    $1,098
3 years                                                                   $1,986
5 years                                                                   $2,689
10 years                                                                  $4,472


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $329
3 years                                                                   $1,206
5 years                                                                   $2,094
10 years                                                                  $4,362


(3)  If you do not Surrender your variable annuity:


1 year                                                                      $435
3 years                                                                   $1,313
5 years                                                                   $2,202
10 years                                                                  $4,472


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

8

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3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:


- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of

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the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.



The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check

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does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.


HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.


STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.


- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.



- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.


- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.


Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.



Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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AUTOMATIC INCOME PROGRAM


This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.


OTHER PROGRAM CONSIDERATIONS


-   You may terminate your enrollment in any Program at any time.


- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


-   These Programs may be adversely affected by Fund trading policies.


CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

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We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

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- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.


We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.


During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.


Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.


- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


SALES CHARGES


We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2 and Appendix A.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and Appendix A.

REDUCED FEES AND CHARGES


We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



Please see "Synopsis" for a description of charges and fees.


C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:


Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs,

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a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.



Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.


There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:


Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.


Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.


To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.


We will deduct any applicable CDSCs.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

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HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.


Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.


Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

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D. ANNUITY PAYOUTS


When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:


-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?


- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

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JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
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 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New

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York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.


Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).


C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.


       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.



       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.



    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.


    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.


    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:


       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.


DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?


This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.



See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

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IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.


If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.


Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

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If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:


- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If applicable, you may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.


The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.


Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.


Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the

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  first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:


IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.


-   This rider may not be suitable if a Covered Life is under attained age 60.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:


- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?


Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If available, you may elect this rider at the time of purchase, or may exchange the rider if you are eligible to participate in a designated company sponsored exchange program described in Appendix D. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.


When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.


The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and

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Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.


- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.



- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.



- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:


    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.


Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.



Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

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See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.


IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?


Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:


- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.


See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.


See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.


DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.


See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:


IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime

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Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.


See Example 17 under The Hartford's Lifetime Income Builder II.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.


See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.


CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar

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year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

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D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.


See Optional Benefit Comparisons in Appendix B.


You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.


If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

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ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.


LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.


PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II.


PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.


PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained

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age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).



THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/ Spousal Election) of the Payment Base.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.


- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).


- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.


  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.



- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.


- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.


- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.


-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.


- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.



- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.



  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.



-   OKLAHOMA -- The only AIRs available are 3% and 5%.



- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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- PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.



- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

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F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
---------------------------------------------------------------------------------------------------------------------------------
Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value

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      should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

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        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

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        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it

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would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs

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subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you

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choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.

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Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or

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    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24,

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2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

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APPENDIX I -- EXAMPLES


TABLE OF CONTENTS



                                                                         PAGE
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Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-31

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

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THE HARTFORD'S LIFETIME INCOME BUILDER


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED.


FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

                                                               APP I-9

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EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

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THE HARTFORD'S LIFETIME INCOME FOUNDATION


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

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EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

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EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

-------------------------------------------------------------------------------

THE HARTFORD'S LIFETIME INCOME BUILDER II


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

-------------------------------------------------------------------------------

EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

-------------------------------------------------------------------------------

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------


THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment


(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.


EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $577.50                                    $682.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $635.25                                    $760.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing



EXAMPLE 21



Assume the following Contract values:



Contract Value = $3,000



Lifetime Benefit Payment = $2,000



Client takes a partial Surrender of $2,000 (within rider limit)



New Contract Value = $1,000



- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit



       -   Contract Value is transferred to approved investment program



       -   We will no longer accept subsequent Premium Payments



       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account



       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced



       -   We will waive the Annual Maintenance Fee and rider fee



       -   Benefit Increases will no longer be applied



NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------


EXAMPLE 22



Assume the following Contract values:



Contract Value = $3,000



Lifetime Benefit Payment = $2,000



Client takes a partial Surrender of $2,800 (exceeds rider limit)



New Contract Value = $200



- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit



       -   Contract is fully liquidated


MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.


MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)


ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

APP I-32

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits appear in the Statement of Additional Information, which you may obtain free of charge by contacting us.



HARTFORD LIFE INSURANCE COMPANY:



                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551            3,218            1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345            3,538               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694              486              120
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669              511               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477            6,425            1,030
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034           10,307               --

APP II-2

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630              258               84
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818              470               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285            2,959            1,123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229            3,493               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78               34                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81               74               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146            1,968              287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650            2,164               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671            8,579            1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082            8,662               --

                                                                    APP II-3

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713            1,014              230
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300            1,000               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594              332               46
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415              348               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408              233               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454              297               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469            2,660              601
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456            3,122               --

APP II-4

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415            2,440              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875            3,306               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497              776               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086              825               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278              198               41
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155               83               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121            3,878              619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423            1,995               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541              294               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607              426               --

                                                                    APP II-5

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034              964              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322              829               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360              261               96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426              325               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834              459               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731              470               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835            4,098              476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324            5,525               --

APP II-6

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21               27               11               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32               31               30               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78               62               28
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69               54               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19                8                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24               33               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377              202               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394              240               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58               76               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66               60               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019              446               47
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140              754               --

                                                                    APP II-7

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399              313              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482              439               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377              196               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578              310               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860              923              164
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026            1,297               --

APP II-8

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148               62               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131               84               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438              207               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372              195               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108            2,075              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145            1,327               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159               51                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157               90               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634              847               96
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616            1,192               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070            1,828              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941            1,097               --

                                                                    APP II-9

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818

APP II-10

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300

                                                                   APP II-11

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875

APP II-12

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5

                                                                   APP II-13

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69

APP II-14

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578

                                                                   APP II-15

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372

APP II-16

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941

                                                                   APP II-17

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.085
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.999
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.070
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.964
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

APP II-18

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.990
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $1.042
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.126
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

                                                                   APP II-19

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

APP II-20

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

                                                                   APP II-21

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.384           $9.896
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27               24
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355          $10.322           $9.880
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824              188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.970           $9.622
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99               28
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187               49
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585          $10.569          $10.056
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585          $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24                9
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.525           $9.914
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24                7
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.893           $9.922
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32                7
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.686          $10.069
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925          $10.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81               28

APP II-22

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.072           $9.598
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.012           $9.582
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31                7
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762          $10.466          $10.068
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.974           $9.944
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577          $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3               --

                                                                   APP II-23

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.086
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355           $9.998
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.070
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.982
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585           $9.971
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.129
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.041
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.653
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.309
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.219
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81

APP II-24

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.209
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.121
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913           $9.663
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762           $9.579
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $10.877
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.783
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.801           $1.571           $1.457
  Accumulation Unit Value at end of
   period                                     $1.791           $1.801           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.753           $1.542           $1.437
  Accumulation Unit Value at end of
   period                                     $1.730           $1.753           $1.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.319           $1.207           $1.156
  Accumulation Unit Value at end of
   period                                     $1.501           $1.319           $1.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              275              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.184           $1.140
  Accumulation Unit Value at end of
   period                                     $1.449           $1.284           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               18
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.822           $1.508           $1.437
  Accumulation Unit Value at end of
   period                                     $1.862           $1.822           $1.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319              175               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.774           $1.480           $1.417
  Accumulation Unit Value at end of
   period                                     $1.798           $1.774           $1.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13                8

                                                                   APP II-25

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.818           $1.664           $1.453
  Accumulation Unit Value at end of
   period                                     $1.886           $1.818           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.770           $1.633           $1.433
  Accumulation Unit Value at end of
   period                                     $1.822           $1.770           $1.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.050           $0.968           $0.908
  Accumulation Unit Value at end of
   period                                     $1.105           $1.050           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               29                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.924           $0.871
  Accumulation Unit Value at end of
   period                                     $1.038           $0.994           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.227           $1.119
  Accumulation Unit Value at end of
   period                                     $1.457           $1.364           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.206           $1.105
  Accumulation Unit Value at end of
   period                                     $1.409           $1.330           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.436           $1.310           $1.125
  Accumulation Unit Value at end of
   period                                     $1.573           $1.436           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              150               39
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.914           $0.789
  Accumulation Unit Value at end of
   period                                     $1.080           $0.994           $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16                8
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.003           $1.649           $1.414
  Accumulation Unit Value at end of
   period                                     $2.273           $2.003           $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              116               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.189           $0.987           $0.851
  Accumulation Unit Value at end of
   period                                     $1.339           $1.189           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                6
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.851           $0.813           $0.721
  Accumulation Unit Value at end of
   period                                     $0.939           $0.851           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               27               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.635           $0.612           $0.546
  Accumulation Unit Value at end of
   period                                     $0.696           $0.635           $0.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

APP II-26

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.140           $1.785           $1.555
  Accumulation Unit Value at end of
   period                                     $1.953           $2.140           $1.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,649            1,123              260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.342           $1.175
  Accumulation Unit Value at end of
   period                                     $1.445           $1.597           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               77
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.387           $1.331
  Accumulation Unit Value at end of
   period                                     $1.478           $1.596           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,248              398               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.369           $1.321
  Accumulation Unit Value at end of
   period                                     $1.435           $1.562           $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142                1               --
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.905           $0.851           $0.821
  Accumulation Unit Value at end of
   period                                     $1.024           $0.905           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              134               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.251           $1.186           $1.151
  Accumulation Unit Value at end of
   period                                     $1.405           $1.251           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25                7               --
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.240           $1.200
  Accumulation Unit Value at end of
   period                                     $1.372           $1.378           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    588              172               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.321           $1.284
  Accumulation Unit Value at end of
   period                                     $1.438           $1.456           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                4               --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.430          $11.630          $10.097
  Accumulation Unit Value at end of
   period                                    $16.198          $14.430          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               38                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.249          $11.576          $10.089
  Accumulation Unit Value at end of
   period                                    $15.867          $14.249          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               --               --
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.092           $0.958
  Accumulation Unit Value at end of
   period                                     $1.108           $1.156           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    578              267               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.079           $0.951
  Accumulation Unit Value at end of
   period                                     $1.078           $1.133           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                1               --

                                                                   APP II-27

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.660           $1.569           $1.374
  Accumulation Unit Value at end of
   period                                     $1.781           $1.660           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              302               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.702           $1.621           $1.427
  Accumulation Unit Value at end of
   period                                     $1.811           $1.702           $1.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               35               --
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.455          $10.007          $10.034
  Accumulation Unit Value at end of
   period                                    $10.720          $10.455          $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               28                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.323           $9.961          $10.026
  Accumulation Unit Value at end of
   period                                    $10.500          $10.323           $9.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3               --
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.577           $1.360
  Accumulation Unit Value at end of
   period                                     $1.905           $1.716           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    829              370               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.787           $1.656           $1.436
  Accumulation Unit Value at end of
   period                                     $1.968           $1.787           $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               33               --
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.510           $1.279           $1.129
  Accumulation Unit Value at end of
   period                                     $1.625           $1.510           $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286               85                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.475           $1.308
  Accumulation Unit Value at end of
   period                                     $1.844           $1.727           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               35               --
HUNTINGTON VA SITUS SMALL CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.304           $1.086
  Accumulation Unit Value at end of
   period                                     $1.482           $1.349           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    867              427               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.322           $1.289           $1.079
  Accumulation Unit Value at end of
   period                                     $1.441           $1.322           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               44               --

APP II-28

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243

                                                                   APP II-29

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363

APP II-30

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880

                                                                   APP II-31

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16

APP II-32

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32

                                                                   APP II-33

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433

APP II-34

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225

                                                                   APP II-35

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

APP II-36

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

                                                                   APP II-37

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --



(a)  Inception date November 12, 2007.

APP II-38

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992            4,739            1,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129            8,833               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789              630              268
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710            1,509               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647           10,436            1,425
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527           26,008               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186              504               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195            1,002               --

                                                                   APP II-39

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356            3,972            1,441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800            8,936               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102               42                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235              190               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027            3,097              808
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926            3,923               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979           25,004            7,529
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846           32,185               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438            1,368              343
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197            2,523               --

APP II-40

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643              882              238
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321              924               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858              438              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308              773               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675            4,937            1,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600           10,695               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763            5,476            1,524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290           11,516               --

                                                                   APP II-41

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813            1,396              250
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129            2,231               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563              212               51
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604              412               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384            2,089              413
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083            4,107               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928              421               42
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481              939               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11               --               --

APP II-42

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468            1,108              199
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842            2,050               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688              414              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979              838               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394              627              174
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845            1,249               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654            4,047            1,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174           10,273               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61               65               63               37
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72               77               75               --

                                                                   APP II-43

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81               63               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189              168               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71               32                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80               58               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473              331              131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569              514               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169              117               73
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229              188               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720              796               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168            2,074               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746              426              162
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061              861               --

APP II-44

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759              370               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323              909               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478            1,549              357
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513            3,232               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383              135               43
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404              284               --

                                                                   APP II-45

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959              239               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167              453               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738            1,145              260
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064            2,935               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418              219               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668              233               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501            1,328              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865            2,813               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176              849              167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014            1,923               --

APP II-46

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195

                                                                   APP II-47

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197

APP II-48

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290

                                                                   APP II-49

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11

APP II-50

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189

                                                                   APP II-51

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323

APP II-52

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167

                                                                   APP II-53

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014

APP II-54

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.068           $0.994
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54               57               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.984           $0.892
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.054           $0.957
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94               42               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040           $0.904
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112               50               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025               --
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.951           $0.892
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950               --
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

                                                                   APP II-55

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $0.997           $0.958
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142              104               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993               --
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.991           $0.994
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40                7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976               --
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24               16               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $0.987           $0.913
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128               74               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027               --
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.118           $1.097
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152              110               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110               --
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101               --               --

APP II-56

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

                                                                   APP II-57

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101

APP II-58

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836

                                                                   APP II-59

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215

APP II-60

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895

                                                                   APP II-61

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29

APP II-62

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72

                                                                   APP II-63

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985

APP II-64

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499

                                                                   APP II-65

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               70
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                2
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --

APP II-66

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

                                                                   APP II-67

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               68
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7



(a)  Inception date November 12, 2007.

                    APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

APP A-2

--------------------------------------------------------------------------------

II. EXPENSES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $559   $1,782   $2,946        $5,770
Core                                 $1,211   $2,321   $3,225        $5,461
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,352   $2,510   $3,559        $5,732

(2)  If you annuitize at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 494   $1,677   $2,841        $5,665
Core                                  $ 453   $1,561   $2,659        $5,356
Outlook                               $ 489   $1,663   $2,819        $5,627
Plus                                  $ 489   $1,663   $2,819        $5,627

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 599   $1,782   $2,946        $5,770
Core                                  $ 558   $1,666   $2,764        $5,461
Outlook                               $ 594   $1,768   $2,924        $5,732
Plus                                  $ 594   $1,768   $2,924        $5,732

                    APP A-3

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS(4) (STANDARD)


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Basic Value Fund --  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Series I                                                     Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Capital              Growth of capital               Invesco Aim Advisors, Inc          X        X        X        X
  Appreciation Fund -- Series                                  Sub-adviser: Advisory entities
  I                                                            affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Capital Development  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Core Equity Fund --  Growth of capital               Invesco Aim Advisors, Inc          X        X        X        X
  Series I                                                     Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Government           High level of current income    Invesco Aim Advisors, Inc          X        X        X        X
  Securities Fund -- Series I  consistent with reasonable      Sub-adviser: Advisory entities
                               concern for safety of           affiliated with Invesco Aim
                               principal                       Advisors, Inc.
 AIM V.I. International        Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Growth Fund -- Series I                                      Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Large Cap Growth     Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Mid Cap Core Equity  Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
 AIM V.I. Small Cap Equity     Long-term growth of capital     Invesco Aim Advisors, Inc          X        X        X        X
  Fund -- Series I                                             Sub-adviser: Advisory entities
                                                               affiliated with Invesco Aim
                                                               Advisors, Inc.
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset          High total return, including    Capital Research and               X        X        X        X
  Allocation Fund -- Class 2   income and capital gains,       Management Company
                               consistent with the
                               preservation of capital over
                               the long term.

APP A-4

--------------------------------------------------------------------------------


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Blue Chip      Produce income exceeding the    Capital Research and               X        X        X        X
  Income and Growth Fund --    average yield on U.S. stocks    Management Company
  Class 2                      generally (as represented by
                               the average yield on the
                               Standard & Poor's 500
                               Composite Index)and to provide
                               an opportunity for growth of
                               principal consistent with
                               sound common stock investing.
 American Funds Bond Fund --   High level of current income    Capital Research and               X        X        X        X
  Class 2                      as is consistent with the       Management Company
                               preservation of capital.
 American Funds Global Bond    Seeks to provide you, over the  Capital Research and               X        X        X        X
  Fund -- Class 2              long term, with a high level    Management Company
                               of total return as consistent
                               with prudent management, by
                               investing primarily in
                               investment grade bonds issued
                               by entities based around the
                               world and denominated in
                               various currencies, including
                               U.S. dollars
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  and Income Fund -- Class 2   grow over time and provide you  Management Company
                               with current income by
                               investing primarily in stocks
                               of well-established companies
                               located around the world.
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located around the
                               world.
 American Funds Global Small   Seeks to make your investment   Capital Research and               X        X        X        X
  Capitalization Fund --       grow over time by investing     Management Company
  Class 2                      primarily in stocks of smaller
                               companies located around the
                               world.
 American Funds Growth Fund    Seeks to make your investment   Capital Research and               X        X        X        X
  -- Class 2                   grow by investing primarily in  Management Company
                               common stocks of companies
                               that appear to offer superior
                               opportunities for growth of
                               capital.

                    APP A-5

--------------------------------------------------------------------------------


                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow and provide you with       Management Company
                               income over time by investing
                               primarily in common stocks or
                               other securities that
                               demonstrate the potential for
                               appreciation and/or dividends.
 American Funds International  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located outside the
                               United States.
 American Funds New World      Long-term capital appreciation  Capital Research and               X        X        X        X
  Fund -- Class 2                                              Management Company
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth      Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Income Securities    Maximize income while           Franklin Advisers, Inc.            X        X        X        X
  Fund -- Class 2              maintaining prospects for
                               capital appreciation
 Franklin Large Cap Growth     Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Large Cap Value      Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2                                   LLC
 Franklin Rising Dividends     Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   with preservation of capital    LLC
                               as an important consideration.
 Franklin Small Cap Value      Seeks long-term total return    Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   The Fund normally invests at    LLC
                               least 80% of its net assets in
                               investments of small
                               capitalization companies, and
                               normally invests predominantly
                               in equity securities. The Fund
                               invests mainly in equity
                               securities of companies that
                               the manager believes are
                               undervalued.
 Franklin Small-Mid Cap        Long-term growth of capital     Franklin Advisers, Inc.            X        X        X        X
  Growth Securities Fund --
  Class 2 (1)
 Franklin Strategic Income     High level of current income,   Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 1   with capital appreciation over
                               the long term as a secondary
                               goal
 Mutual Discovery Securities   Capital appreciation            Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2                                              Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited

APP A-6

--------------------------------------------------------------------------------


                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities      Capital appreciation, with      Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2              income as a secondary goal
 Templeton Developing Markets  Long-term capital appreciation  Templeton Asset Management         X        X        X        X
  Securities Fund -- Class 1                                   Ltd.
 Templeton Foreign Securities  Long-term growth of capital     Templeton Investment Counsel,      X        X        X        X
  Fund -- Class 2                                              LLC Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Templeton Growth Securities   Long-term growth of capital     Templeton Global Advisors          X        X        X        X
  Fund -- Class 2                                              Limited Sub-advised by
                                                               Templeton Asset Management
                                                               Ltd.
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS     Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  Fund** -- Class IA           consistent with liquidity and   Sub-advised by Hartford
                               preservation of capital         Investment Management Company
MFS(R) VARIABLE INSURANCE                                                                         X        X        X        X
TRUST
 MFS(R) Core Equity Series --  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (2)++
 MFS(R) Global Equity Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Growth Series --       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (3)
 MFS(R) High Income Series --  Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  Initial Class                on high current income, but
                               also considering capital
                               appreciation
 MFS(R) Investors Growth       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Mid Cap Growth Series  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) New Discovery Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Research Bond Series   Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  -- Initial Class             on current income, but also
                               considering capital
                               appreciation.
 MFS(R) Research               Capital appreciation            MFS Investment Management(R)       X        X        X        X
  International Series --
  Initial Class
 MFS(R) Research Series --     Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class

                    APP A-7

--------------------------------------------------------------------------------


                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series    Total return                    MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Value Series --        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Mid Cap     Long-term growth of capital     Morgan Stanley Investment          X        X        X        X
  Growth Portfolio -- Class Y                                  Advisors Inc.
 Fixed Accumulation Feature*                                   Hartford Life Insurance            X        X        X        X
                                                               Company or Hartford Life and
                                                               Annuity Insurance Company --
                                                               General Account



++ Closed to Contracts issued on or after 05/02/2005



NOTES



(1)  Formerly Franklin Small Cap Fund



(2)  Formerly MFS(R) Capital Opportunities Series -- Initial Class



(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class



* The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.



** In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

APP A-8


--------------------------------------------------------------------------------


IV. UNDERLYING FUNDS (PROPRIETARY)



FUNDING OPTION                   INVESTMENT OBJECTIVE SUMMARY      INVESTMENT ADVISER/SUB-       CORE    ACCESS    PLUS    OUTLOOK
                                                                           ADVISER
EVERGREEN VARIABLE ANNUITY
TRUST
 Evergreen VA Balanced Fund*    Capital growth and current      Evergreen Investment               X                          X
  -- Class 1                    income                          Management Company, LLC
 Evergreen VA Fundamental       Capital growth with the         Evergreen Investment               X                          X
  Large Cap Fund -- Class 1     potential for current income    Management Company, LLC
 Evergreen VA Growth Fund --    Long-term growth of capital     Evergreen Investment               X                          X
  Class 1                                                       Management Company, LLC
 Evergreen VA International     Long-term capital growth and    Evergreen Investment               X                          X
  Equity Fund -- Class 1        secondarily, modest income      Management Company, LLC
 Evergreen VA Omega Fund --     Long-term growth of capital     Evergreen Investment               X                          X
  Class 1                                                       Management Company, LLC
 Evergreen VA Special Values    Capital growth                  Evergreen Investment               X                          X
  Fund -- Class 1                                               Management Company, LLC
HUNTINGTON FUNDS
 Huntington VA Dividend         Total return with dividend      Huntington Asset Advisors,         X                          X
  Capture Fund                  income as an important          Inc.
                                component of that return
 Huntington VA Growth Fund      Long-term capital appreciation  Huntington Asset Advisors,         X                          X
                                                                Inc.
 Huntington VA Income Equity    Current income and moderate     Huntington Asset Advisors,         X                          X
  Fund                          appreciation of capital         Inc.
 Huntington VA International    Total return                    Huntington Asset Advisors,         X                          X
  Equity Fund                                                   Inc.
 Huntington VA Macro 100 Fund   Total return consisting of      Huntington Asset Advisors,         X                          X
                                capital appreciation and        Inc.
                                income                          Sub-advised by Laffer
                                                                Investments, Inc.
 Huntington VA Mid Corp         Long-term capital appreciation  Huntington Asset Advisors,         X                          X
  America Fund                                                  Inc.
 Huntington VA Mortgage         Current income                  Huntington Asset Advisors,         X                          X
  Securities Fund                                               Inc.
 Huntington VA New Economy      Capital appreciation            Huntington Asset Advisors,         X                          X
  Fund                                                          Inc.
 Huntington VA Rotating         Capital appreciation            Huntington Asset Advisors,         X                          X
  Markets Fund                                                  Inc.
 Huntington VA Situs Fund       Long-term capital appreciation  Huntington Asset Advisors,         X                          X
                                                                Inc.

                    APP A-9

--------------------------------------------------------------------------------


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST
 JPMorgan Insurance Trust      Total return while preserving   JPMorgan Investment Advisors       X
  Balanced Portfolio 1         capital                         Inc. (formerly Banc One
                                                               Investment Advisors
                                                               Corporation)
 JPMorgan Insurance Trust      Maximize total return by        JPMorgan Investment Advisors       X
  Core Bond Portfolio 1        investing primarily in a        Inc. (formerly Banc One
                               diversified portfolio of        Investment Advisors
                               intermediate- and long-term     Corporation)
                               debt securities
 JPMorgan Insurance Trust      Seeks to provide high total     JPMorgan Investment Advisors       X
  Diversified Equity           return from a portfolio of      Inc. (formerly Banc One
  Portfolio 1                  selected equity securities      Investment Advisors
                                                               Corporation)
 JPMorgan Insurance Trust      Growth of capital and,          JPMorgan Investment Advisors       X
  Diversified Mid Cap Growth   secondarily, current income by  Inc. (formerly Banc One
  Portfolio 1                  investing primarily in equity   Investment Advisors
                               securities                      Corporation)
 JPMorgan Insurance Trust      Capital appreciation with the   JPMorgan Investment Advisors       X
  Diversified Mid Cap Value    secondary goal of achieving     Inc. (formerly Banc One
  Portfolio 1                  current income by investing     Investment Advisors
                               primarily in equity             Corporation)
                               securities
 JPMorgan Insurance Trust      Investment results that         JPMorgan Investment Advisors
  Equity Index Portfolio 1     correspond to the aggregate     Inc. (formerly Banc One
                               price and dividend performance  Investment Advisors
                               of securities in the Standard   Corporation)
                               & Poor's 500 Composite Stock
                               Price Index (S&P 500 Index)*
 JPMorgan Insurance Trust      High level of current income    JPMorgan Investment Advisors       X
  Government Bond Portfolio 1  with liquidity and safety of    Inc. (formerly Banc One
                               principal                       Investment Advisors
                                                               Corporation)
 JPMorgan Insurance Trust      Seeks to provide long-term      JPMorgan Investment Advisors       X
  Intrepid Growth Portfolio 1  capital growth                  Inc. (formerly Banc One
                                                               Investment Advisors
                                                               Corporation)
 JPMorgan Insurance Trust      Long-term capital growth by     JPMorgan Investment Advisors       X
  Intrepid Mid Cap Portfolio   investing primarily in equity   Inc. (formerly Banc One
  1                            securities of companies with    Investment Advisors
                               intermediate capitalizations    Corporation)

APP A-10

--------------------------------------------------------------------------------


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Capital     Long-term growth of capital     Morgan Stanley Investment          X                          X
  Opportunities Portfolio --                                   Advisors Inc.
  Class Y
 Morgan Stanley -- Dividend    Reasonable current income and   Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y  long-term growth of income and  Advisors Inc.
                               capital
 Morgan Stanley -- Flexible    High level of current income.   Morgan Stanley Investment          X                          X
  Income Portfolio -- Class Y  A secondary objective is to     Advisors Inc.
                               maximize total return, but
                               only to the extent consistent
                               with primary objective
 Morgan Stanley -- Focus       Long-term capital growth        Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y                                  Advisors Inc.
  (1)
 Morgan Stanley -- Global      Total return through long-      Morgan Stanley Investment          X                          X
  Equity Portfolio -- Class Y  term capital growth and to a    Advisors Inc.
                               lesser extent from income
 Morgan Stanley -- Mid Cap     Long-term growth of capital     Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y                                  Advisors Inc.
RIDGEWORTH VARIABLE TRUST (2)
 RidgeWorth Variable Trust     Capital appreciation with       RidgeWorth Capital Management,     X                          X
  Large Cap Core Equity Fund   current income as a secondary   Inc. Sub- advised by IronOak
  (3)                          goal                            Advisors LLC
 RidgeWorth Variable Trust     Capital appreciation            RidgeWorth Capital Management,     X                          X
  Large Cap Growth Stock Fund                                  Inc. Sub-advised by Silvant
  (4)                                                          Capital Management LLC
 RidgeWorth Variable Trust     Long-term capital appreciation  RidgeWorth Capital Management,     X                          X
  Large Cap Value Equity Fund  with current income as a        Inc. Sub- advised by Ceredex
  (5)                          secondary goal                  Value Advisors LLC
 RidgeWorth Variable Trust     Capital appreciation            RidgeWorth Capital Management,     X                          X
  Mid-Cap Core Equity (6)                                      Inc. Sub-advised by IronOak
                                                               Advisors LLC
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF             Long-term capital               Morgan Stanley Investment          X                          X
  International Growth Equity  appreciation, with a secondary  Management Inc.
  Portfolio -- Class II        objective of income
 Van Kampen -- UIF U.S. Mid    Above-average total return      Morgan Stanley Investment          X                          X
  Cap Value Portfolio --       over a market cycle of three    Management Inc.
  Class II                     to five years by investing
                               primarily in common stocks and
                               other equity securities.

                    APP A-11

--------------------------------------------------------------------------------


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Growth and     Seeks to provide long-term      Van Kampen Asset Management        X                          X
  Income Portfolio -- Class    growth of capital and income
  II                           primarily through investments
                               in common stocks.
WELLS FARGO VARIABLE TRUST
FUNDS (7)
 Wells Fargo Advantage VT      Long-term total return,         Wells Fargo Funds Management,      X                          X
  Asset Allocation Fund        consisting of capital           LLC Sub- advised by Wells
                               appreciation and current        Capital Management
                               income                          Incorporated
 Wells Fargo Advantage VT C&B  Maximum long-term total return  Wells Fargo Funds Management,      X                          X
  Large Cap Value Fund         (current income and capital     LLC Sub- advised by Cooke &
                               appreciation), consistent with  Bieler, LP.
                               minimizing risk to principal
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Discovery Fund                                               LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Equity Income Fund           and above-average dividend      LLC Sub- advised by Wells
                               income                          Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  International Core Fund                                      LLC Sub-advised by New Star
                                                               International Managers Limited
 Wells Fargo Advantage VT      Total return comprised of       Wells Fargo Funds Management,      X                          X
  Large Company Core Fund      long-term capital appreciation  LLC Sub- advised by Matrix
                               and current                     Asset Advisors, Inc.
                               income
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Large Company Growth Fund                                    LLC Sub-advised by Peregrine
                                                               Capital Management, Inc.
 Wells Fargo Advantage VT      Current income, while           Wells Fargo Funds Management,      X                          X
  Money Market Fund            preserving capital and          LLC Sub- advised by Wells
                               liquidity                       Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Opportunity Fund                                             LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Small Cap Growth Fund                                        LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated

APP A-12

--------------------------------------------------------------------------------


                                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUB-
FUNDING OPTION                            SUMMARY                         ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 Wells Fargo Advantage VT      Long-term capital appreciation  Wells Fargo Funds Management,      X                          X
  Small/Mid Cap Value Fund                                     LLC Sub-advised by Wells
                                                               Capital Management
                                                               Incorporated
 Wells Fargo Advantage VT      Total return consisting of      Wells Fargo Funds Management,      X                          X
  Total Return Bond Fund       income and capital              LLC Sub- advised by Wells
                               appreciation                    Capital Management
                                                               Incorporated



NOTES



(1)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y



(2)  Formerly STI Classic Variable Trust



(3)  Formerly STI Classic VT Large Cap Relative Value Fund



(4)  Formerly STI Classic VT Large Cap Growth Stock Fund



(5)  Formerly STI Classic VT Large Cap Value Equity Fund



(6)  Formerly STI Classic VT Mid-Cap Equity Fund



(7)  Formerly Strong Variable Insurance Funds, Inc.



* Effective May 30, 2008, the fund will be renamed Evergreen VA Diversified Capital Builder Fund

                    APP A-13

--------------------------------------------------------------------------------

V. ANNUAL FUND OPERATING EXPENSES

The following table shows the Total Annual Fund Operating Expenses for each underlying Fund as of its year end. Actual fees and expenses for the underlying Funds vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly-available information and is qualified in its entirety by the then current prospectus for each underlying Fund. These expenses may vary from year to year.

UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

                                                    DISTRIBUTION
                                                       AND/OR                               ACQUIRED
                                                       SERVICE                                FUND
                                  MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND:                      FEE               FEES             EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Basic Value Fund --
  Series I                          0.72%              N/A                0.30%              0.00%
 AIM V.I. Capital
  Appreciation Fund --Series
  I                                 0.61%              N/A                0.30%              0.00%
 AIM V.I. Core Equity Fund --
  Series I                          0.61%              N/A                0.28%              0.02%
 AIM V.I. Government
  Securities Fund -- Series I       0.46%              N/A                0.31%              0.02%
 AIM V.I. International
  Growth Fund -- Series I           0.72%              N/A                0.38%              0.01%
 AIM V.I. Large Cap Growth
  Fund -- Series I                  0.75%              N/A                0.48%              0.00%
 AIM V.I. Mid Cap Core Equity
  Fund -- Series I                  0.72%              N/A                0.32%              0.02%
 AIM V.I. Small Cap Equity
  Fund -- Series I                  0.75%              N/A                0.53%              0.01%
AMERICAN FUNDS INSURANCE
 SERIES
 American Funds Asset
  Allocation Fund -- Class 2*       0.32%              0.25%              0.01%              N/A
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2*                          0.42%              0.25%              0.01%              N/A
 American Funds Bond Fund --
  Class 2*                          0.41%              0.25%              0.01%              N/A
 American Funds Global Bond
  Fund -- Class 2*                  0.57%              0.25%              0.04%              N/A
 American Funds Global Growth
  and Income Fund -- Class 2*       0.69%              0.25%              0.03%              N/A
 American Funds Global Growth
  Fund -- Class 2*                  0.55%              0.25%              0.03%              N/A
 American Funds Global Small
  Capitalization Fund --
  Class 2*                          0.72%              0.25%              0.05%              N/A
 American Funds Growth Fund
  -- Class 2*                       0.32%              0.25%              0.02%              N/A
 American Funds Growth-
  Income Fund -- Class 2*           0.27%              0.25%              0.01%              N/A
 American Funds International
  Fund --Class 2*                   0.50%              0.25%              0.04%              N/A
 American Funds New World
  Fund -- Class 2*                  0.81%              0.25%              0.07%              N/A
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Securities Fund -- Class 2*       0.58%              0.25%              0.16%              N/A
 Franklin Income Securities
  Fund -- Class 2*                  0.46%              0.25%              0.01%              N/A
 Franklin Large Cap Growth
  Securities Fund - - Class
  2*                                0.72%              0.25%              0.04%              N/A
 Franklin Large Cap Value
  Securities Fund -- Class 2*       0.45%              0.25%              0.28%              N/A
 Franklin Rising Dividends
  Securities Fund -- Class 2*       0.60%              0.25%              0.03%              N/A

                                                      CONTRACTUAL
                                     TOTAL            FEE WAIVER           NET TOTAL
                                    ANNUAL              AND/OR               ANNUAL
                                   OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                   EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Basic Value Fund --
  Series I                          1.02%               0.05%               0.97%    (1)
 AIM V.I. Capital
  Appreciation Fund --Series
  I                                 0.91%               N/A                 0.91%    (2)
 AIM V.I. Core Equity Fund --
  Series I                          0.91%               N/A                 0.91%    (3)
 AIM V.I. Government
  Securities Fund -- Series I       0.79%               0.04%               0.75%    (4)
 AIM V.I. International
  Growth Fund -- Series I           1.11%               N/A                 1.11%    (5)
 AIM V.I. Large Cap Growth
  Fund -- Series I                  1.23%               0.21%               1.02%    (6)
 AIM V.I. Mid Cap Core Equity
  Fund -- Series I                  1.06%               N/A                 1.06%    (7)
 AIM V.I. Small Cap Equity
  Fund -- Series I                  1.29%               0.13%               1.16%    (8)
AMERICAN FUNDS INSURANCE
 SERIES
 American Funds Asset
  Allocation Fund -- Class 2*       0.58%               N/A                 0.58%    (10)
 American Funds Blue Chip
  Income and Growth Fund --
  Class 2*                          0.68%               N/A                 0.68%    (10)
 American Funds Bond Fund --
  Class 2*                          0.67%               N/A                 0.67%    (10)
 American Funds Global Bond
  Fund -- Class 2*                  0.86%               N/A                 0.86%    (9)
 American Funds Global Growth
  and Income Fund -- Class 2*       0.97%               N/A                 0.97%    (9)
 American Funds Global Growth
  Fund -- Class 2*                  0.83%               N/A                 0.83%    (10)
 American Funds Global Small
  Capitalization Fund --
  Class 2*                          1.02%               N/A                 1.02%    (10)
 American Funds Growth Fund
  -- Class 2*                       0.59%               N/A                 0.59%    (10)
 American Funds Growth-
  Income Fund -- Class 2*           0.53%               N/A                 0.53%    (10)
 American Funds International
  Fund --Class 2*                   0.79%               N/A                 0.79%    (10)
 American Funds New World
  Fund -- Class 2*                  1.13%               0.00%               1.13%    (10)
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth
  Securities Fund -- Class 2*       0.99%               N/A                 0.99%    (11)
 Franklin Income Securities
  Fund -- Class 2*                  0.72%               N/A                 0.72%    (12)
 Franklin Large Cap Growth
  Securities Fund - - Class
  2*                                1.01%               N/A                 1.01%    (12)
 Franklin Large Cap Value
  Securities Fund -- Class 2*       0.98%               N/A                 0.98%    (13)
 Franklin Rising Dividends
  Securities Fund -- Class 2*       0.88%               N/A                 0.88%    (14)

APP A-14

--------------------------------------------------------------------------------

                                                    DISTRIBUTION
                                                       AND/OR                               ACQUIRED
                                                       SERVICE                                FUND
                                  MANAGEMENT           (12B-1)             OTHER            FEES AND
UNDERLYING FUND:                      FEE               FEES             EXPENSES           EXPENSES
---------------------------------------------------------------------------------------------------------
 Franklin Small-Mid Cap
  Growth Securities Fund - -
  Class 2*                            0.48%              0.25%              0.30%                N/A
 Franklin Strategic Income
  Securities Fund -- Class 1*         0.39%              0.25%              0.25%                N/A
 Mutual Discovery Securities
  Fund -- Class 2*                    0.80%              0.25%              0.23%                N/A
 Mutual Shares Securities
  Fund -- Class 2*                    0.60%              0.25%              0.21%                N/A
 Templeton Developing Markets
  Securities Fund -- Class 1          1.23%                N/A              0.24%                N/A
 Templeton Foreign Securities
  Fund -- Class 2*                    0.63%              0.25%              0.18%                N/A
 Templeton Growth Securities
  Fund -- Class 2*                    0.74%              0.25%              0.04%                N/A
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS
  Fund -- Class IA                    0.45%                N/A              0.03%                N/A
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --
  Initial Class                       0.75%                N/A              0.17%                N/A
 MFS(R) Emerging Growth
  Series -- Initial Class             0.75%                N/A              0.12%                N/A
 MFS(R) Global Equity Series
  -- Initial Class                    1.00%                N/A              0.49%                N/A
 MFS(R) High Income Series --
  Initial Class                       0.75%                N/A              0.16%                N/A
 MFS(R) Investors Growth
  Stock Series -- Initial
  Class                               0.75%                N/A              0.12%                N/A
 MFS(R) Investors Trust
  Series -- Initial Class             0.75%                N/A              0.11%                N/A
 MFS(R) Mid Cap Growth Series
  -- Initial Class                    0.75%                N/A              0.15%                N/A
 MFS(R) New Discovery Series
  -- Initial Class                    0.90%                N/A              0.13%                N/A
 MFS(R) Research Bond Series
  -- Initial Class                    0.60%                N/A              0.35%                N/A
 MFS(R) Research
  International Series --
  Initial Class                       0.90%                N/A              1.87%                N/A
 MFS(R) Research Series - -
  Initial Class                       0.75%                N/A              0.14%                N/A
 MFS(R) Total Return Series
  -- Initial Class                    0.75%                N/A              0.10%                N/A
 MFS(R) Value Series --
  Initial Class                       0.75%                N/A              0.14%                N/A

                                                      CONTRACTUAL
                                     TOTAL            FEE WAIVER           NET TOTAL
                                    ANNUAL              AND/OR               ANNUAL
                                   OPERATING            EXPENSE            OPERATING
UNDERLYING FUND:                   EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  ----------------------------------------------------------
 Franklin Small-Mid Cap
  Growth Securities Fund - -
  Class 2*                            1.03%                 N/A               1.03%  (15)
 Franklin Strategic Income
  Securities Fund -- Class 1*         0.89%                 N/A               0.89%  (16)
 Mutual Discovery Securities
  Fund -- Class 2*                    1.28%                 N/A               1.28%
 Mutual Shares Securities
  Fund -- Class 2*                    1.06%                 N/A               1.06%
 Templeton Developing Markets
  Securities Fund -- Class 1          1.47%                 N/A               1.47%
 Templeton Foreign Securities
  Fund -- Class 2*                    1.06%                 N/A               1.06%  (15)
 Templeton Growth Securities
  Fund -- Class 2*                    1.03%                 N/A               1.03%  (17)
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS
  Fund -- Class IA                    0.48%                 N/A               0.48%  (18)
MFS(R) VARIABLE INSURANCE
 TRUST
 MFS(R) Core Equity Series --
  Initial Class                       0.92%               0.02%               0.90%  (19)
 MFS(R) Emerging Growth
  Series -- Initial Class             0.87%                 N/A               0.87%  (20)
 MFS(R) Global Equity Series
  -- Initial Class                    1.49%               0.34%               1.15%  (19)
 MFS(R) High Income Series --
  Initial Class                       0.91%               0.03%               0.88%  (21)
 MFS(R) Investors Growth
  Stock Series -- Initial
  Class                               0.87%                 N/A               0.87%  (20)
 MFS(R) Investors Trust
  Series -- Initial Class             0.86%                 N/A               0.86%  (20)
 MFS(R) Mid Cap Growth Series
  -- Initial Class                    0.90%                 N/A               0.90%  (20)
 MFS(R) New Discovery Series
  -- Initial Class                    1.03%                 N/A               1.03%  (20)
 MFS(R) Research Bond Series
  -- Initial Class                    0.95%               0.25%               0.70%  (22)
 MFS(R) Research
  International Series --
  Initial Class                       2.77%               1.67%               1.10%  (23)
 MFS(R) Research Series - -
  Initial Class                       0.89%                 N/A               0.89%  (20)
 MFS(R) Total Return Series
  -- Initial Class                    0.85%               0.02%               0.83%  (24)
 MFS(R) Value Series --
  Initial Class                       0.89%                 N/A               0.89%  (20)

* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

NOTES

(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     Through December 31, 2009, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

                    APP A-15

--------------------------------------------------------------------------------

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(3) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

APP A-16

--------------------------------------------------------------------------------

     The Fund's adviser has contractually agreed to waive a portion of its advisory fees by the Fund equal to 25% of the advisory fee the advisor receives from certain affiliated money market funds as a result of the Fund's investment of its cash balances in such affiliated money market funds. The voluntary waiver resulted in an aggregate reduction in advisory fees of 0.02% of the Fund for the year ended December 31, 2006.

(5) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(6) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     Through December 31, 2009, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion).

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(7) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

                    APP A-17

--------------------------------------------------------------------------------

     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(8) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.

     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(9) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.

     Based on estimated amounts for the current fiscal year.

(10) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.

APP A-18

--------------------------------------------------------------------------------

(11) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

     The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that net annual operating expenses, exclusive of acquired fund fees and expenses (0.03%), do not exceed 0.93%, for the period ending April 30, 2008. Without this reduction, management fees and total operating expenses would have been 0.75% and 1.32%, respectively. The manager has also agreed to reduce its fees for assets invested by the Fund in a Franklin Templeton money market fund (acquired fund fees and expenses). After April 30, 2008, the manager and administrator may discontinue their waiver or reduction of fees and expenses. The manager, however, is required by the Fund's board of trustees and an exemptive order by the SEC to reduce its fees to the extent of the Fund's fees and expenses of the acquired fund.

(12) The Fund administration fee is paid indirectly through the management fee.

(13) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

     The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own certain expenses otherwise payable by the Fund so that net annual operating expenses, exclusive of acquired fund fees and expenses (0.04%), do not exceed 0.90%, for the period ending April 30, 2008. Without this reduction, management fees and total operating expenses would have been 0.75% and 1.41%, respectively. The manager has also agreed to reduce its fees for assets invested by the Fund in a Franklin Templeton money market fund (acquired fund fees and expenses). After April 30, 2008, the manager and administrator may discontinue their waiver or reduction of fees and expenses. The manager, however, is required by the Fund's board of trustees and an exemptive order by the SEC to reduce its fees to the extent of the Fund's fees and expenses of the acquired fund.

(14) The Fund administration fee is paid indirectly through the management fee.

     The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(15) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(16) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The Fund administration fee is paid indirectly through the management fee.

(18) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.

                    APP A-19

--------------------------------------------------------------------------------

(19) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(20) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

(21) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.15% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

     Effective August 1, 2006, MFS has agreed in writing to reduce its management fee to 0.70% on average daily net assets up to $1billion. During the fund's most recent fiscal year, this reduction amounted to 0.02%. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(22) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.20% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

     MFS has agreed in writing to reduce its management fee to 0.50% of average daily net assets annually. This written agreement will remain in effect until modified by the fund's Board of Trustees.

(23) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     MFS has agreed in writing to bear the funds' expenses, such that "Other Expenses", determined without giving effect to the expense offset arrangements described above, do not exceed 0.20% annually. This written agreement excludes management fees, distribution and service fees, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses and will continue until at least April 30, 2008.

(24) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.

     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.

APP A-20

--------------------------------------------------------------------------------

THE EXPENSES ABOVE WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THIS INFORMATION. FEES AND WAIVERS ARE SUBJECT TO CHANGE.

The foregoing discussion is qualified in its entirety by the prospectus for each form of Contract and in the event of any conflict between the discussion above and such prospectus, such prospectus shall prevail.

------------

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

                    APP A-21

--------------------------------------------------------------------------------

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

(4) Dollar cost averaging is not available for Access contracts. InvestEase Program is not available for Select Leaders and Select Dimensions contracts. Asset Rebalancing is called "Automatic Additions" in Select Leaders and Select Dimensions contracts.

                    APP B-1

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   THE HARTFORD'S LIFETIME       - Guaranteed income
                      for life              for life              INCOME BUILDER SELECTS:       for life or a set
                                            - Potential           - Guaranteed income for life  time period
                                            automatic annual      - Potential automatic annual  - Potential
                                            Payment Base          Payment Base increases        automatic annual
                                            increases             (0 - 10%)                     Benefit Amount
                                            (0 - 10%)             THE HARTFORD'S LIFETIME       increases
                                                                  INCOME BUILDER PORTFOLIOS:    (0 - 10%)
                                                                  - Guaranteed income for life
                                                                  - Potential automatic annual
                                                                  Payment Base adjustment
DEATH BENEFIT         - Greater of          Same as The           Same as The Hartford's        - Greater of
                      Contract Value or     Hartford's Lifetime   Lifetime Income Foundation    Contract Value or
                      Premium Payments      Income Foundation     for both options              Benefit Amount
                      adjusted for partial                                                      - Replaces the
                      Surrenders                                                                standard Death
                      - Replaces the                                                            Benefit
                      standard Death                                                            - MAV Plus (MAV
                      Benefit                                                                   only) may be
                      - MAV Plus (MAV                                                           purchased with this
                      only) may be                                                              rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as The           - Available at Contract       - Available at
                      Contract issue only   Hartford's Lifetime   issue only                    Contract issue only
                      - Available subject   Income Foundation     - Available subject to state  - Closed to new
                      to state approval                           approval                      investors
                      - No longer
                      available if The
                      Hartford's Lifetime
                      Income Builder
                      Selects or The
                      Hartford's Lifetime
                      Income Builder
                      Portfolios are
                      approved in your
                      state
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified, Non-Qualified      Qualified,
                      Non-Qualified         Non-Qualified         maximum issue age is 80 for   Non-Qualified
                      maximum issue age is  maximum issue age is  any Covered Life and          maximum issue age is
                      80 for any Covered    75 for any Covered    Annuitant                     75
                      Life and Annuitant    Life and Annuitant.                                 (owner(s)/annuitant)
REVOCABILITY          - Only the Lifetime   - Irrevocable         FOR BOTH OPTIONS:             - Irrevocable
                      Withdrawal Feature    - We may terminate    - Irrevocable                 - We may terminate
                      is revocable by       the Rider upon Owner  - We may terminate the Rider  the Rider upon Owner
                      client, revocation    default               upon Owner default            default
                      can be requested in
                      writing anytime
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Contract
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP B-2

--------------------------------------------------------------------------------


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     THE HARTFORD'S LIFETIME       Cannot be elected
                      with any of the       with any of the       INCOME BUILDER SELECTS:       with any of the
                      following:            following:            Cannot be elected with any    following:
                      - The Hartford's      - The Hartford's      of the following:             - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      - The Hartford's      - The Hartford's      First                         - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      Preferred             Preferred             First Preferred               Preferred
                      - The Hartford's      - The Hartford's      - The Hartford's Lifetime     - The Hartford's
                      Lifetime Income       Lifetime Income       Income Foundation             Lifetime Income
                      Builder I             Builder               - The Hartford's Lifetime     Builder II
                      - The Hartford's      - The Hartford's      Income Builder II             - The Hartford's
                      Lifetime Income       Lifetime Income       - The Hartford's Lifetime     Lifetime Income
                      Builder II            Foundation            Income Builder                Foundation
                      - The Hartford's      - The Hartford's      Portfolios                    - The Hartford's
                      Lifetime Income       Lifetime Income       THE HARTFORD'S LIFETIME       Lifetime Income
                      Builder Selects       Builder Selects       INCOME BUILDER PORTFOLIOS:    Builder Selects
                      - The Hartford's      - The Hartford's      Cannot be elected with any    - The Hartford's
                      Lifetime Income       Lifetime Income       of the following:             Lifetime Income
                      Builder Portfolios    Builder Portfolios    - The Hartford's Principal    Builder Portfolios
                                                                  First
                                                                  - The Hartford's Principal
                                                                  First Preferred
                                                                  - The Hartford's Lifetime
                                                                  Income Foundation
                                                                  - The Hartford's Lifetime
                                                                  Income Builder II
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Selects
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Portfolios

                    APP B-3

--------------------------------------------------------------------------------


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   THE HARTFORD'S LIFETIME       - 0.40% (40 bps) of
                      the Payment Base      the Payment Base      INCOME BUILDER SELECTS:       the Benefit Amount
                      charged annually on   charged annually on   - 0.55% of the Payment Base   charged annually on
                      each Contract         the Contract          charged annually on the       the contract
                      Anniversary (flat     Anniversary (flat     Contract Anniversary (flat    anniversary (flat
                      dollar)               dollar)               dollar)                       dollar)
                                            - Can increase the    - Can increase the fee on or  - Can increase the
                                            fee on or after the   after 12 months from the      fee on or after the
                                            5th anniversary from  rider effective date or upon  5th contract
                                            the rider effective   Covered Life changes          anniversary and then
                                            date and then every   - Maximum charge of 1.50%     every 5 years
                                            5 years thereafter    THE HARTFORD'S LIFETIME       thereafter only if
                                            or upon Covered Life  INCOME BUILDER PORTFOLIOS:    annual Benefit
                                            changes               - 0.65% of the Payment Base   Amount increases
                                            - Maximum charge of   charged annually on the       elected
                                            0.75%                 Contract Anniversary (flat    - Maximum charge of
                                                                  dollar)                       0.75%
                                                                  - Can increase the fee on or
                                                                  after 12 months from the
                                                                  rider effective date or upon
                                                                  Covered Life changes
                                                                  - Maximum charge of 1.50%
BENEFIT AMOUNT        Not applicable        Not applicable        Not applicable                100% of Premium
                                                                                                Payment when added
                                                                                                at issue

APP B-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
PAYMENT BASE          100% of Premium       100% of Premium       BOTH OPTIONS:                 Not applicable
                      Payment when added    Payment when added    100% of Premium Payment plus
                      at issue              at issue              any Payment Enhancements
                                                                  (Plus Contracts) when added
                                                                  at issue.
WITHDRAWAL            - Varies based on:    Same as The           BOTH OPTIONS:                 Not applicable
PERCENTAGE            - attained age of     Hartford's Lifetime   - Varies based on:
                      Relevant Covered      Income Foundation     - attained age of Relevant
                      Life                                        Covered Life
                      - survivor option                           - survivor option chosen
                      chosen                                      - Withdrawal Percent for
                      - date of first                             Single Life Option starts at
                      partial Surrender                           5% and increases by 0.5% for
                      - Withdrawal Percent                        every 5 year increment
                      for Single Life                             between the Relevant Covered
                      Option starts at 5%                         Life's attained ages 60 - 80
                      and increases by                            - Withdrawal Percent for
                      0.5% for every 5                            Joint/Spousal Life Option
                      year increment                              starts at 4.5% and increases
                      between the Relevant                        by 0.5% for every 5 year
                      Covered Life's                              increment between the
                      attained ages 60 -                          Relevant Covered Life's
                      80                                          attained ages 60 - 80
                      - Withdrawal Percent                        - The Withdrawal Percent
                      for Joint/Spousal                           will be set at the time of
                      Life Option starts                          the first partial Surrender
                      at 4.5% and                                 and is based on the attained
                      increases by 0.5%                           age of the Relevant Covered
                      for every 5 year                            Life
                      increment between                           - Potential to increase
                      the Relevant Covered                        Withdrawal Percent if a new
                      Life's attained ages                        age band is reached and
                      60 - 80                                     there is an automatic
                      - The Withdrawal                            Payment Base Increase on the
                      Percent will be set                         anniversary.
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

                    APP B-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as The           THE HARTFORD'S LIFETIME       PRIOR TO OWNER'S
AVAILABLE FOR         WITHDRAWAL YEAR:      Hartford's Lifetime   INCOME BUILDER SELECTS:       60TH BIRTHDAY:
SURRENDER             Partial               Income Foundation     PRIOR TO THE LIFETIME INCOME  Benefit Payments
                      Surrenders(1) equal                         ELIGIBILITY DATE:             equal 5% multiplied
                      either:                                     Partial Surrenders (1) equal  by the Benefit
                      SINGLE LIFE OPTION                          either:                       Amount
                      -- 5% multiplied by                         SINGLE LIFE OPTION -- 5%      CONTRACT
                      the greater of                              multiplied by the greater of  ANNIVERSARIES
                      Payment Base or                             Payment Base or Contract      IMMEDIATELY
                      Contract Value (on                          Value (on the Contract        FOLLOWING THE
                      the Contract                                Anniversary)                  OWNER'S 60TH
                      Anniversary)                                JOINT/SPOUSAL OPTION -- 4.5%  BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        multiplied by the greater of  ELECTED: Lifetime
                      -- 4.5% multiplied                          Payment Base or Contract      Benefit Payments(2)
                      by the greater of                           Value (on the Contract        equal 5% of the
                      Payment Base or                             Anniversary)                  Benefit Amount
                      Contract Value (on                          ON OR AFTER THE LIFETIME
                      the Contract                                INCOME ELIGIBILITY DATE:
                      Anniversary)                                Lifetime Benefit Payments
                      DURING AN ELIGIBLE                          equal applicable Withdrawal
                      WITHDRAWAL YEAR:                            Percent (varies by option
                      Lifetime Benefit                            elected, Single Life vs.
                      Payments equal                              Joint/ Spousal) multiplied
                      applicable                                  by the greater of Payment
                      Withdrawal Percent                          Base or Contract Value (on
                      (varies by option                           the Contract Anniversary)
                      elected, Single Life                        THE HARTFORD'S LIFETIME
                      vs. Joint/ Spousal)                         INCOME BUILDER PORTFOLIOS:
                      multiplied by the                           PRIOR TO THE LIFETIME INCOME
                      greater of Payment                          ELIGIBILITY DATE:
                      Base or Contract                            Partial Surrenders (1) equal
                      Value (on the                               either:
                      Contract                                    SINGLE LIFE OPTION -- 5%
                      Anniversary)                                multiplied by the Payment
                                                                  Base
                                                                  JOINT/SPOUSAL OPTION -- 4.5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  ON OR AFTER THE LIFETIME
                                                                  INCOME ELIGIBILITY DATE:
                                                                  Lifetime Benefit Payments
                                                                  equal applicable Withdrawal
                                                                  Percent (varies by option
                                                                  elected, Single Life vs.
                                                                  Joint/ Spousal) multiplied
                                                                  by the Payment Base (on the
                                                                  Contract Anniversary)

  (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

  (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

APP B-6

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RMD RESET             - Contracts enrolled  Same as The           BOTH RIDERS:                  - Contracts enrolled
                      in automatic RMD      Hartford's Lifetime   Same as The Hartford's        in automatic RMD
                      (AIP) that go over    Income Foundation     Lifetime Income Foundation    (AIP) that go over
                      the annual Lifetime                                                       the 5% allowed will
                      Benefit Payment                                                           not result in a
                      amount will not                                                           reset of the Benefit
                      result in a reset of                                                      Payment or Lifetime
                      the Lifetime Benefit                                                      Benefit Payment if
                      Payment if no other                                                       no other partial
                      partial Surrenders                                                        Surrenders have
                      have occurred during                                                      occurred during the
                      the Contract Year                                                         Contract Year
                      - NOT 72t/q friendly                                                      - NOT 72t/q friendly
INVESTMENT            - Not currently       Same as The           THE HARTFORD'S LIFETIME       Not currently
RESTRICTIONS          enforced              Hartford's Lifetime   INCOME BUILDER SELECTS:       enforced
                      - Can be triggered    Income Foundation     Same as The Hartford's
                      by changes in                               Lifetime Income Foundation
                      Covered Life                                THE HARTFORD'S LIFETIME
                      - If the                                    INCOME BUILDER PORTFOLIOS:
                      restrictions are                            - Contract Value must be
                      violated, the                               invested in an approved
                      Lifetime Withdrawal                         asset allocation model,
                      Benefit of this                             fund-of-funds or
                      rider will be                               Sub-Accounts -- failure to
                      revoked and the                             do so will result in the
                      Death Benefit only                          termination of this rider
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      Refer to Covered Life change  - Ownership changes
                      Life change feature   Life change feature   feature below                 in the first 12
                      below                 below                                               months from the
                                                                                                effective date of
                                                                                                the rider will have
                                                                                                no impact on the
                                                                                                rider benefits as
                                                                                                long as age
                                                                                                limitation is met
                                                                                                - Ownership changes
                                                                                                after the first 12
                                                                                                months from the
                                                                                                effective date of
                                                                                                the rider may cause
                                                                                                the Benefit Amount,
                                                                                                Benefit Payment and
                                                                                                Lifetime Benefit
                                                                                                Payment to be
                                                                                                recalculated
SPOUSAL CONTRACT      Refer to Spousal      Refer to Spousal      Refer to Covered Life change  If Spousal Contract
CONTINUATION          Contract              Contract              feature below                 continuation is
                      Continuation feature  Continuation feature                                elected, there may
                      below                 below                                               be a Benefit Amount
                                                                                                increase to equal
                                                                                                the then current
                                                                                                Benefit Amount (this
                                                                                                is automatic, NOT
                                                                                                elected) providing
                                                                                                he/she is younger
                                                                                                than 76 years old
                                                                                                and the rider is
                                                                                                currently available
                                                                                                for sale

                    APP B-7

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner and    Same as The Hartford's          - Natural Owner -- The Covered
                      Joint Owner (if any) on rider   Lifetime Income Foundation --   Life is both Spouses (as
                      effective date                  Single Life option              defined by Federal Law)
                      - Non-Natural Owner -- the                                      - Non-Natural Owner -- the
                      Annuitant on rider effective                                    Annuitant on rider effective
                      date                                                            date
                      - All age based benefit                                         - All age based provisions
                      provisions based on the                                         based on the attained age of
                      attained age of the OLDER                                       the YOUNGER Covered Life
                      Covered Life
ISSUE RULES           No Additional Requirements      Same as The Hartford's          - The sole primary beneficiary
                                                      Lifetime Income Foundation --   (defined as the individual to
                                                      Single Life option              receive the Death Benefit)
                                                                                      must be the Owner's Spouse. If
                                                                                      the Joint Owner is the Spouse,
                                                                                      the primary beneficiary can be
                                                                                      someone other than the Spouse
                                                                                      - A joint Owner who is not the
                                                                                      Owner's Spouse is not allowed.
                                                                                      - We reserve the right to
                                                                                      prohibit non-natural entities
                                                                                      from being listed as Owner
COVERED LIFE CHANGE   - Covered Life changes within   Same as The Hartford's          - Covered Life changes within
                      the first 6 months have no      Lifetime Income Foundation --   the first 6 months have no
                      impact to the Death Benefit or  Single Life option              impact to the Death Benefit or
                      Payment Base, however, the                                      Payment Base, however, the
                      Withdrawal Percent and                                          Withdrawal Percent and
                      Lifetime Benefit Payment may                                    Lifetime Benefit Payment may
                      change based on the attained                                    change based on the attained
                      age of new Relevant Covered                                     age of new Relevant Covered
                      Life                                                            Life
                      - After the first 6 months:                                     - If Owner and their Spouse
                      - Covered Life changes will                                     are no longer married, for
                      cause a reset in the benefits                                   reasons other than death,
                      - Allow us to impose                                            Covered Life changes may
                      investment restrictions                                         occur:
                      - May cause an increase in                                      - If Surrenders have not been
                      rider charge                                                    taken, Owner may remove their
                                                                                      Spouse and replace with new
                                                                                      Spouse (both events do not
                                                                                      need to occur at the same
                                                                                      time)(3)
                                                                                      - If Surrenders have been
                                                                                      taken, Owner may remove their
                                                                                      Spouse but may not add a new
                                                                                      Spouse
                                                                                      - Any other contractual change
                                                                                      which causes a change in the
                                                                                      Covered Life will cause the
                                                                                      Withdrawal Feature to
                                                                                      terminate

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
COVERED LIFE          Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
ISSUE RULES           Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
COVERED LIFE CHANGE   Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option except
                      Covered Life changes within
                      the first 6 months have no
                      impact to the Maximum Contract
                      Value

    (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

APP B-8

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the          Same as The Hartford's          - We will increase the
CONTRACT              Contract Value to the Death     Lifetime Income Foundation --   Contract Value to the Death
CONTINUATION          Benefit value                   Single Life option              Benefit value
                      - The Relevant Covered Life                                     - The Spouse may elect to
                      will be re-determined on the                                    either:
                      date of the continuation                                        A) Continue the Contract and
                      - The Payment Base will be set                                  rider; or
                      equal to the Contract Value,                                    B) Continue the Contract and
                      the Death Benefit will be set                                   revoke the Withdrawal Feature
                      equal to the Contract Value                                     of the rider
                      and the Lifetime Benefit                                        If the Spouse elects to
                      Payment and Withdrawal Percent                                  continue the Contract and
                      will be recalculated on the                                     rider:
                      continuation date                                               - The Payment Base will be set
                      - If Relevant Covered Life is                                   equal to the greater of
                      greater than or equal to 81 at                                  Contract Value or Payment Base
                      the time of continuation, the                                   on the continuation date
                      Rider will terminate. The                                       - The Withdrawal Percent will
                      Death Benefit will be equal to                                  remain frozen at the current
                      the Contract Value                                              Withdrawal Percent if there
                                                                                      have been partial Surrenders
                                                                                      since the rider effective
                                                                                      date. If not, the Withdrawal
                                                                                      Percent will be based on the
                                                                                      attained age of the remaining
                                                                                      Covered Life on the Contract
                                                                                      Anniversary prior to the first
                                                                                      partial Surrender
                                                                                      - The Lifetime Benefit Payment
                                                                                      will be recalculated to equal
                                                                                      the Withdrawal Percent
                                                                                      multiplied by the greater of
                                                                                      Contract Value or Payment Base
                                                                                      on the continuation date

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
SPOUSAL               Same as The Hartford's
CONTRACT              Lifetime Income Foundation --
CONTINUATION          Joint/Spousal option except
                      the Maximum Contract Value
                      will be the greater of
                      Contract Value or Payment Base
                      on the continuation date

   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.

                    APP B-9

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES               - Guaranteed income for a set time period (20      - Guaranteed income for a set time period (14
                         years estimated)                                   years estimated)
                         - Principal protection                             - Potential step-ups every 5 years
                                                                            - Principal protection
DEATH BENEFIT            Not Applicable                                     Not Applicable
AVAILABILITY             - Available at Contract issue or post issue on     - Available at Contract issue or post-issue on
                         contracts effective on or after 11/1/04            current products
                         - Plus contracts must reach the 1st anniversary    - Plus contracts must reach the 1st anniversary
                         before adding post-issue.                          before adding post-issue.
MAXIMUM ISSUE AGE        Qualified, Non-Qualified maximum issue age is 70   - Non-Qualified and Roth IRA -- age 85 except for
                         (owner(s)/annuitant)                               Outlook and Access contracts which have a maximum
                                                                            issue age of 90
                                                                            - IRA/Qualified -- age 80
REVOCABILITY             Revocable in writing anytime after the 5th         Irrevocable
                         anniversary of the rider effective date (6th
                         rider year)
RIDER COMPATIBILITY      Cannot be elected with any of the following:       Cannot be elected with any of the following:
                         - The Hartford's Principal First                   - The Hartford's Principal First Preferred
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         - The Hartford's Lifetime Income Builder II        - The Hartford's Lifetime Income Builder II
                         - The Hartford's Lifetime Income Foundation        - The Hartford's Lifetime Income Foundation
                         - The Hartford's Lifetime Income Builder Selects   - The Hartford's Lifetime Income Builder Selects
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         Portfolios                                         Portfolios
ADDITIONAL CHARGE        Annual charge of 0.20% (20 bps) assessed daily     - Annual charge of 0.50% (50 bps) assessed daily
                                                                            - Can increase the fee on or after the 5th
                                                                            contract anniversary and then every 5 years
                                                                            thereafter only of step-up elected
                                                                            - Maximum charge of 0.75%
BENEFIT AMOUNT           - 100% of Premium Payment when added at issue      - 100% of Premium Payment when added at issue
                         - Contract Value on the rider effective date when  - Contract Value on the rider effective date when
                         added post-issue                                   added post-issue
PAYMENT BASE             Not applicable                                     Not applicable
WITHDRAWAL PERCENTAGE    Not applicable                                     Not applicable
ANNUAL AMOUNT AVAILABLE  BEGINNING IMMEDIATELY:                             BEGINNING IMMEDIATELY:
FOR SURRENDER            BENEFIT PAYMENTS EQUAL 5% OF THE BENEFIT AMOUNT    BENEFIT PAYMENTS EQUAL 7% OF THE BENEFIT AMOUNT
RMD RESET                - Contracts enrolled in automatic RMD (AIP) that   - All partial Surrenders that go over the 7%
                         go over the 5% allowed will not result in a reset  allowed will result in a reset of the Benefit of the Benefit Payment amount if no other partial  Amount and possibly a reset of the Benefit Payment
                         Surrenders have occurred during the Contract       amount
                         Year.                                              - NOT 72t/q friendly
                         - NOT 72t/q friendly

APP B-10

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS  - Not currently enforced                           None
                         - If the restrictions are violated, the
                         withdrawal feature of this rider will be revoked
OWNERSHIP CHANGES        - Ownership changes in the first 12 months from    Same as Principal First Preferred
                         the effective date of the rider will have no
                         impact on the rider benefits as long as age
                         limitation is met
                         - Ownership changes after the first 12 months to
                         someone other than the Spouse will cause a
                         recalculation of the Benefit Amount
SPOUSAL                  There is no option for the Spouse to step up the   Spouse may choose to step up the Benefit Amount to
CONTRACT                 Benefit Amount upon Spousal Contract continuation  the current Contract Value
CONTINUATION

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

APP C-2

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

                                                                     APP C-3

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

APP C-4

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

                                                                     APP C-5

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

APP C-6

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each automatic Benefit Amount increase.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D -- EXCHANGE PROGRAMS


TABLE OF CONTENTS



                                                                         PAGE
--------------------------------------------------------------------------------
A. The Hartford's Lifetime Income Builder Conversion Program             APP D-2
B. The Hartford's Lifetime Income Builder Selects and The Hartford's     APP D-9
 Lifetime Income Builder Portfolios Conversion Program
C. The Hartford's Lifetime Income Builder Selects and The Hartford's    APP D-11
 Lifetime Income Builder Portfolios

APP D-2

-------------------------------------------------------------------------------


A. THE HARTFORD'S LIFETIME INCOME BUILDER CONVERSION PROGRAM


We are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for The Hartford's Lifetime Income Builder II.


The availability of the conversion program is at the discretion of the Company and will discontinue once The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved in your state. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.


I.   WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:


           - own an annuity contract (including any proprietary versions) ("Eligible Contract") as of the conversion date (defined below);


           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and

           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.

       -   You must not:

           - be age 76 or older as of the conversion date (including any other Covered Life);

II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?

       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
FEE                                       Currently equal to 0.40% of Payment       Currently equal to 0.40% of Benefit
                                          Base. Maximum fee is 0.75%. WITHDRAWALS   Amount. Maximum fee is 0.75%.
                                          THAT DO NOT EXCEED THE LIFETIME BENEFIT   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                          PAYMENT DO NOT REDUCE THE PAYMENT BASE    AND STEP UPS MAY INCREASE THE BENEFIT
                                          AND STEP-UPS INCREASE THE PAYMENT BASE;   AMOUNT; THEREFORE THE VALUE THAT THE
                                          THEREFORE THE VALUE THAT THE 0.40% FEE    0.40% FEE IS APPLIED TO CAN CHANGE OVER
                                          IS APPLIED TO CAN CHANGE OVER TIME.       TIME.
RELEVANT COVERED LIFE                     The governing life for determining the    N/A
                                          living benefits provided under the rider
BENEFIT AMOUNT                            N/A (Refer to Payment Base)               100% of premium when added at issue
PAYMENT BASE                              UPON CONVERSION:                          N/A (Refer to Benefit Amount)
                                          - Payment Base will be equal to the
                                          Contract Value on the conversion date
                                          - PAYMENT BASE MAY BE LESS THAN BENEFIT
                                          AMOUNT
DEATH BENEFIT                             UPON CONVERSION: Death Benefit will be    Greater of Contract Value or Benefit
                                          equal to the Contract Value on the        Amount
                                          conversion date. If MAV or MAV plus was
                                          previously elected, there will be no
                                          change to these values
BENEFIT PAYMENT/THRESHOLD                 Allows up to a 5% withdrawal (Single      Allows up to a 5% withdrawal of the
                                          Life), or 4.5% withdrawal (Joint Life)    initial Benefit Amount per year prior to
                                          of the Payment Base per year prior to     age 60 adjusted for Withdrawals and
                                          age 60 adjusted for Withdrawals and       Automatic Benefit Amount increases
                                          Automatic Payment Base increases

                                                                     APP D-3

-------------------------------------------------------------------------------

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
LIFETIME BENEFIT PAYMENT                  - The Lifetime Benefit Payment will be    - The Lifetime Benefit Payment is
                                          equal to the Payment Base multiplied by   initially set to equal the initial
                                          the applicable Withdrawal Percent (4.5 -  Benefit Amount multiplied by 5%
                                          7% depending on Relevant Covered Life's   - Available at issue if the oldest Owner
                                          attained age as of first Surrender and    is age 60 or older
                                          whether the Single Life or Joint Life     - Available after the Contract
                                          Option is selected.)                      Anniversary immediately following the
                                          - Allows you to withdraw on each          oldest Owners' 60th birthday if at issue
                                          Contract up to the greater of Payment     the age of the oldest owner is under 60
                                          Base or Contract Value on the
                                          anniversary multiplied by the Withdrawal
                                          Percentage per year once the amount is
                                          established
AUTOMATIC BENEFIT AMOUNT / PAYMENT BASE   Automatic Payment Base increases will     Automatic Benefit Amount increases
INCREASES                                 cease upon the earlier of the Annuity     continue until the earlier of the
                                          Commencement Date or the Contract         Contract Anniversary immediately
                                          Anniversary immediately following the     following the older Owner's or
                                          Relevant Covered Life's attained age of   Annuitant's 75th birthday or the or the
                                          80                                        Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS          Withdrawals within the Lifetime Benefit   Withdrawals within the Lifetime Benefit
                                          Payment do not reduce the Payment Base.   Payment or Benefit Payment reduce the
                                          Withdrawals within the Threshold reduce   Benefit Amount by the amount of the
                                          the Payment Base by the amount of         partial surrender
                                          partial surrender
EXCESSIVE PARTIAL SURRENDERS              Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
                                          Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Payment Base in proportion to the     reduce the Benefit Amount to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
EXCESSIVE PARTIAL SURRENDERS & THE DEATH  Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
BENEFIT                                   Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Death Benefit in proportion to the    reduce the Death Benefit to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
SUBSEQUENT PAYMENT LIMITATION             None                                      We reserve the right to approve
                                                                                    subsequent Premium Payments after the
                                                                                    first 12 months
                                                                                    Subsequent Premium Payments with a
                                                                                    cumulative total of $100,000 or greater
                                                                                    require prior approval by the Company.
                                                                                    This restriction is not currently
                                                                                    enforced.
JOINT OWNERSHIP                           Rider may be elected as a Single Life     Single Life only
                                          Option or Joint Life Option

STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.

APP D-4

-------------------------------------------------------------------------------

III. OTHER KEY CONSIDERATIONS.

       - THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.

       - LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.

       - LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.

       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.

       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.

       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.

       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.

IV.  HOW DOES THE EXCHANGE PROCESS WORK?

       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.

       -   You may not cancel your election after the conversion date.

       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will not be charged for The Hartford's Lifetime Income Builder II until your first conversion date anniversary and each annual anniversary thereafter. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.

       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider. Therefore, annual automatic Payment Base increases will commence on conversion date anniversaries rather than Contract Anniversaries.

       - There are no additional cancellation privileges afforded to you by participating in this conversion program.

       -   All joint Owners must consent to this conversion.

                    APP D-5

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

   AGE               ACCOUNT       BENEFIT     GUARANTEED
   BOY     RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD
----------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000
   61       0.06     $100,317      $95,665       $5,000       $5,000
   62       0.06     $100,673      $90,968       $5,000       $5,000
   63       0.06     $101,068      $86,288       $5,000       $5,000
   64       0.06     $101,505      $81,624       $5,000       $5,000
   65       0.06     $101,988      $76,973       $5,000       $5,000
   66       0.06     $102,518      $72,333       $5,000       $5,000
   67       0.06     $103,098      $67,701       $5,000       $5,000
   68       0.06     $103,731      $63,074       $5,000       $5,000
   69       0.06     $104,422      $58,449       $5,000       $5,000
   70       0.06     $105,172      $53,822       $5,000       $5,000
   71       0.06     $105,985      $49,191       $5,000       $5,000
   72       0.06     $106,866      $44,550       $5,000       $5,000
   73       0.06     $107,818      $39,895       $5,000       $5,000
   74       0.06     $108,847      $35,221       $5,000       $5,000
   75       0.06     $109,955      $30,523       $5,000       $5,000
   76       0.06     $111,149      $25,796       $5,000       $5,000
   77       0.06     $112,435      $20,796       $5,000       $5,000
   78       0.06     $113,818      $15,796       $5,000       $5,000
   79       0.06     $115,304      $10,796       $5,000       $5,000
   80       0.06     $116,899      $5,796        $5,000       $5,000
   81       0.06     $118,610       $796         $5,000       $5,000
   82       0.06     $120,426        $0          $5,000       $5,000
   83       0.06     $122,352        $0          $5,000       $5,000
   84       0.06     $124,393        $0          $5,000       $5,000
   85       0.06     $126,557        $0          $5,000       $5,000

   AGE       BENEFIT     DEATH BENEFIT   ACCOUNT
   BOY      AMOUNT EOY        EOY       VALUE EOY    FEE
---------  ----------------------------------------------
   60        $95,665        $95,665      $100,700   $383
   61        $90,968        $90,968      $101,036   $364
   62        $86,288        $86,288      $101,413   $345
   63        $81,624        $81,624      $101,832   $326
   64        $76,973        $76,973      $102,296   $308
   65        $72,333        $72,333      $102,807   $289
   66        $67,701        $67,701      $103,369   $271
   67        $63,074        $63,074      $103,984   $252
   68        $58,449        $58,449      $104,655   $234
   69        $53,822        $53,822      $105,387   $215
   70        $49,191        $49,191      $106,182   $197
   71        $44,550        $44,550      $107,044   $178
   72        $39,895        $39,895      $107,978   $160
   73        $35,221        $35,221      $108,987   $141
   74        $30,523        $30,523      $110,077   $122
   75        $25,796        $25,796      $111,253   $103
   76        $20,796        $20,796      $112,518    $83
   77        $15,796        $15,796      $113,881    $63
   78        $10,796        $10,796      $115,347    $43
   79         $5,796        $5,796       $116,922    $23
   80          $796          $796        $118,613    $3
   81           $0            $0         $120,426    $0
   82           $0            $0         $122,352    $0
   83           $0            $0         $124,393    $0
   84           $0            $0         $126,557    $0
   85           $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

APP D-6

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE               ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN    VALUE BOY     BASE BOY        WD           WD
--------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000
  61      0.06     $100,297      $100,700      $5,035       $5,035
  62      0.06     $100,611      $101,015      $5,051       $5,051
  63      0.06     $100,942      $101,348      $5,067       $5,067
  64      0.06     $101,292      $101,699      $5,085       $5,085
  65      0.06     $101,661      $102,069      $5,103       $5,103
  66      0.06     $102,051      $102,461      $5,123       $5,123
  67      0.06     $102,463      $102,874      $5,144       $5,144
  68      0.06     $102,897      $103,310      $5,166       $5,166
  69      0.06     $103,356      $103,771      $5,189       $5,189
  70      0.06     $103,840      $104,257      $5,213       $5,213
  71      0.06     $104,352      $104,771      $5,239       $5,239
  72      0.06     $104,891      $105,313      $5,266       $5,266
  73      0.06     $105,461      $105,885      $5,294       $5,294
  74      0.06     $106,063      $106,489      $5,324       $5,324
  75      0.06     $106,698      $107,127      $5,356       $5,356
  76      0.06     $107,369      $107,800      $5,390       $5,390
  77      0.06     $108,077      $108,511      $5,426       $5,426
  78      0.06     $108,825      $109,262      $5,463       $5,463
  79      0.06     $109,614      $110,054      $5,503       $5,503
  80      0.06     $110,447      $110,891      $5,545       $5,545
  81      0.06     $111,330      $110,891      $5,545       $5,567
  82      0.06     $112,267      $110,891      $5,545       $5,613
  83      0.06     $113,259      $110,891      $5,545       $5,663
  84      0.06     $114,311      $110,891      $5,545       $5,716
  85      0.06     $115,426      $110,891      $5,545       $5,771

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $100,700   $403
  61       $5,000     $100,700     $90,000      $101,015   $404
  62       $5,000     $101,015     $85,000      $101,348   $405
  63       $5,000     $101,348     $80,000      $101,699   $407
  64       $5,000     $101,699     $75,000      $102,069   $408
  65       $5,000     $102,069     $70,000      $102,461   $410
  66       $5,000     $102,461     $65,000      $102,874   $411
  67       $5,000     $102,874     $60,000      $103,310   $413
  68       $5,000     $103,310     $55,000      $103,771   $415
  69       $5,000     $103,771     $50,000      $104,257   $417
  70       $5,000     $104,257     $45,000      $104,771   $419
  71       $5,000     $104,771     $40,000      $105,313   $421
  72       $5,000     $105,313     $35,000      $105,885   $424
  73       $5,000     $105,885     $30,000      $106,489   $426
  74       $5,000     $106,489     $25,000      $107,127   $429
  75       $5,000     $107,127     $20,000      $107,800   $431
  76       $5,000     $107,800     $15,000      $108,511   $434
  77       $5,000     $108,511     $10,000      $109,262   $437
  78       $5,000     $109,262      $5,000      $110,054   $440
  79       $5,000     $110,054        $0        $110,891   $444
  80       $5,000     $110,891        $0        $111,774   $444
  81       $5,000     $110,891        $0        $112,710   $444
  82       $5,000     $110,891        $0        $113,703   $444
  83       $5,000     $110,891        $0        $114,755   $444
  84       $5,000     $110,891        $0        $115,870   $444
  85       $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                    APP D-7

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following table is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount Death Benefit and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit and Rider Fee.

   AGE                  ACCOUNT         BENEFIT         GUARANTEED
   BOY      RETURN     VALUE BOY       AMOUNT BOY           WD          ACTUAL WD
-----------------------------------------------------------------------------------
   60       -0.06      $100,000         $100,000          $5,000         $5,000
   61       -0.06       $88,920         $95,000           $5,000         $5,000
   62       -0.06       $78,525         $90,000           $5,000         $5,000
   63       -0.06       $68,773         $85,000           $5,000         $5,000
   64       -0.06       $59,627         $80,000           $5,000         $5,000
   65       -0.06       $51,049         $75,000           $5,000         $5,000
   66       -0.06       $43,006         $70,000           $5,000         $5,000
   67       -0.06       $35,466         $65,000           $5,000         $5,000
   68       -0.06       $28,398         $60,000           $5,000         $5,000
   69       -0.06       $21,774         $55,000           $5,000         $5,000
   70       -0.06       $15,568         $50,000           $5,000         $5,000
   71       -0.06       $9,754          $45,000           $5,000         $5,000
   72       -0.06       $4,308          $40,000           $5,000         $5,000
   73       -0.06         $0            $35,000           $5,000         $5,000
   74       -0.06         $0            $30,000           $5,000         $5,000
   75       -0.06         $0            $25,000           $5,000         $5,000
   76       -0.06         $0            $20,000           $5,000         $5,000
   77       -0.06         $0            $15,000           $5,000         $5,000
   78       -0.06         $0            $10,000           $5,000         $5,000
   79       -0.06         $0             $5,000           $5,000         $5,000
   80       -0.06         $0               $0             $5,000         $5,000
   81       -0.06         $0               $0             $5,000         $5,000
   82       -0.06         $0               $0             $5,000         $5,000
   83       -0.06         $0               $0             $5,000         $5,000
   84       -0.06         $0               $0             $5,000         $5,000
   85       -0.06         $0               $0             $5,000         $5,000

                                     DEATH BENEFIT
   AGE         BENEFIT             EOY = BA            ACCOUNT
   BOY       AMOUNT EOY              EOY              VALUE EOY          FEE
---------  ------------------------------------------------------------------
   60          $95,000             $95,000             $89,300          $380
   61          $90,000             $90,000             $78,885          $360
   62          $85,000             $85,000             $69,113          $340
   63          $80,000             $80,000             $59,947          $320
   64          $75,000             $75,000             $51,349          $300
   65          $70,000             $70,000             $43,286          $280
   66          $65,000             $65,000             $35,726          $260
   67          $60,000             $60,000             $28,638          $240
   68          $55,000             $55,000             $21,994          $220
   69          $50,000             $50,000             $15,768          $200
   70          $45,000             $45,000             $9,934           $180
   71          $40,000             $40,000             $4,468           $160
   72          $35,000             $35,000               $0              $0
   73          $30,000             $30,000               $0              $0
   74          $25,000             $25,000               $0              $0
   75          $20,000             $20,000               $0              $0
   76          $15,000             $15,000               $0              $0
   77          $10,000             $10,000               $0              $0
   78          $5,000               $5,000               $0              $0
   79            $0                   $0                 $0              $0
   80            $0                   $0                 $0              $0
   81            $0                   $0                 $0              $0
   82            $0                   $0                 $0              $0
   83            $0                   $0                 $0              $0
   84            $0                   $0                 $0              $0
   85            $0                   $0                 $0              $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

APP D-8

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE             ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN  VALUE BOY    BASE BOY         WD           WD
------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000
  61     -0.06    $88,900     $100,000       $5,000       $5,000
  62     -0.06    $78,466     $100,000       $5,000       $5,000
  63     -0.06    $68,658     $100,000       $5,000       $5,000
  64     -0.06    $59,439     $100,000       $5,000       $5,000
  65     -0.06    $50,772     $100,000       $5,000       $5,000
  66     -0.06    $42,626     $100,000       $5,000       $5,000
  67     -0.06    $34,968     $100,000       $5,000       $5,000
  68     -0.06    $27,770     $100,000       $5,000       $5,000
  69     -0.06    $21,004     $100,000       $5,000       $5,000
  70     -0.06    $14,644     $100,000       $5,000       $5,000
  71     -0.06     $8,665     $100,000       $5,000       $5,000
  72     -0.06     $3,045     $100,000       $5,000       $5,000
  73     -0.06       $0       $100,000       $5,000       $5,000
  74     -0.06       $0       $100,000       $5,000       $5,000
  75     -0.06       $0       $100,000       $5,000       $5,000
  76     -0.06       $0       $100,000       $5,000       $5,000
  77     -0.06       $0       $100,000       $5,000       $5,000
  78     -0.06       $0       $100,000       $5,000       $5,000
  79     -0.06       $0       $100,000       $5,000       $5,000
  80     -0.06       $0       $100,000       $5,000       $5,000
  81     -0.06       $0       $100,000       $5,000       $5,000
  82     -0.06       $0       $100,000       $5,000       $5,000
  83     -0.06       $0       $100,000       $5,000       $5,000
  84     -0.06       $0       $100,000       $5,000       $5,000
  85     -0.06       $0       $100,000       $5,000       $5,000

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $89,300    $400
  61       $5,000     $100,000     $90,000      $78,866    $400
  62       $5,000     $100,000     $85,000      $69,058    $400
  63       $5,000     $100,000     $80,000      $59,839    $400
  64       $5,000     $100,000     $75,000      $51,172    $400
  65       $5,000     $100,000     $70,000      $43,026    $400
  66       $5,000     $100,000     $65,000      $35,368    $400
  67       $5,000     $100,000     $60,000      $28,170    $400
  68       $5,000     $100,000     $55,000      $21,404    $400
  69       $5,000     $100,000     $50,000      $15,044    $400
  70       $5,000     $100,000     $45,000       $9,065    $400
  71       $5,000     $100,000     $40,000       $3,445    $400
  72       $5,000     $100,000     $35,000         $0      $400
  73       $5,000     $100,000     $30,000         $0       $0
  74       $5,000     $100,000     $25,000         $0       $0
  75       $5,000     $100,000     $20,000         $0       $0
  76       $5,000     $100,000     $15,000         $0       $0
  77       $5,000     $100,000     $10,000         $0       $0
  78       $5,000     $100,000      $5,000         $0       $0
  79       $5,000     $100,000        $0           $0       $0
  80       $5,000     $100,000        $0           $0       $0
  81       $5,000     $100,000        $0           $0       $0
  82       $5,000     $100,000        $0           $0       $0
  83       $5,000     $100,000        $0           $0       $0
  84       $5,000     $100,000        $0           $0       $0
  85       $5,000     $100,000        $0           $0       $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                                                                     APP D-9

-------------------------------------------------------------------------------


B. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS CONVERSION PROGRAM



We reserve the right, in our sole discretion, to offer Eligible Contract Owners the opportunity to exchange The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation for the currently issued version of either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios subject to the terms and conditions below.



The availability of the conversion program is at our discretion and may be withdrawn in whole, or in part, at any time without notice. The opportunity to convert your rider to The Hartford's Lifetime Income Builder Portfolios will expire 90 days after the effective date of this rider exchange program. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read this prospectus carefully and discuss this conversion with your Registered Representative prior to electing to participate in this conversion program.


I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

     This conversion program is available to Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

     You must:


           - If electing The Hartford's Lifetime Income Builder Portfolios, you must have purchased a deferred individual annuity contract from us between 1/1/08 - 5/3/08 (or later if The Hartford's Lifetime Income Builder Portfolios was not approved in your state). If electing The Hartford's Lifetime Income Builder Selects, you must have purchased a deferred individual annuity contract from us after 11/01/05 (each, an "Eligible Contract"). You must still own such Contract as of the conversion date (defined below); and



           - Have previously elected The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation at the time of purchase or as a result of a Company-sponsored exchange program; and


           - Be a customer of a Financial Intermediary that has approved the sale of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios; and

           - The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved for sale in your state.

     You must not be age 81 or older as of the conversion date (including any other Covered Life).

II. WHAT ARE KEY DIFFERENCES BETWEEN THE NEW RIDERS AND MY CURRENT RIDER?

     Please refer to Appendix B for a table describing some of the key differences between The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

III. HOW DOES THE CONVERSION PROCESS WORK?

       - You must complete a Conversion Program Form to exchange your The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation rider. The date that you comply with all our requirements to exchange your existing rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios rider selected. We will also use the conversion date for establishing your eligibility for this conversion program. Your request for conversion will not be in good order until the requisite fund transfers are made.


       - If you elect either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios, you must abide by all restrictions applicable to these riders, including, but not limited to, investment restrictions described in this prospectus.



       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect after the conversion date.


       -   You may not cancel your election after the conversion date.

       - A prorated final rider charge for your pre-conversion rider will be assessed as of the conversion date. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. YOUR PAYMENT BASE UNDER YOUR EXISTING RIDER WILL NOT CARRY OVER AS YOUR NEW PAYMENT BASE.

APP D-10

-------------------------------------------------------------------------------

       - Your Withdrawal Percent under The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios is based on the attained age of the relevant Covered Life on the effective date of the conversion. If the Withdrawal Percent had been locked in under The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, it will be unlocked and reset upon conversion.


       - Your new death benefit will equal your Contract Value on the effective date of the conversion and thereafter will operate under the terms of the Guaranteed Minimum Death Benefit. CONVERSION OF YOUR RIDER MAY HAVE THE AFFECT OF REDUCING YOUR DEATH BENEFIT.


       - Your Lifetime Benefit Payment will be equal to your Payment Base multiplied by your Withdrawal Percent for the remainder of the rider year. Your Lifetime Benefit Payment will reset upon the next Contract Anniversary according to the terms of the rider you selected.

       -   All Joint Owners and the Annuitant must consent to this conversion.

       - Any changes in Covered Lives will affect your benefits under your new riders.

       - The survivorship option selected under your existing riders may not be amended in connection with your exercising your conversion privileges.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

       - YOUR PAYMENT BASE, GUARANTEED MINIMUM DEATH BENEFIT, AND LIFETIME BENEFIT PAYMENTS MAY BE LOWER AND RIDER CHARGES MAY BE HIGHER THAN, THOSE AVAILABLE UNDER YOUR CURRENT RIDER.

       - You should discuss with your Registered Representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. You should discuss your particular circumstances and the tax consequences of this conversion with your tax advisor, as we make no representation regarding the tax consequences of an exchange of these riders.

       - We are not obligated to offer rider conversion privileges if and once this offer is withdrawn.


       - These conversion privileges may not be available through all Financial Intermediaries.


       - For a comparison of the features of each rider, please see Appendix B, and read sections describing each rider below.

                                                                    APP D-11

-------------------------------------------------------------------------------


C. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


OBJECTIVE


The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.



HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?



- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on whether either of the following options and any time there is a change to the amount of your Payment Base or your Withdrawal Percent changes:


Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.



See Optional Benefit Comparisons in Appendix B.



WHEN CAN YOU BUY THE RIDERS?



Subject to state availability, you may elect either rider if you are eligible to participate in a designated Company sponsored exchange program. The benefits comprising either rider may not be purchased separately. The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios riders are sold separately. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.



When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.


- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.


- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.



DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?



Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).



HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?



The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise

APP D-12

-------------------------------------------------------------------------------

provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.


We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either riders effective date. The fee increase will only apply if you are eligible for future automatic Payment Base and/or Withdrawal Percent increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected either rider. If we cease sales of either or both riders, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; (b) you notify us in writing of your election to permanently waive automatic Payment Base and Withdrawal Percent increases; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering either or both riders.



Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.



DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?



Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:


       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and


       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).



- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:


                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits


  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.


  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

    -   You waive your right to receive automatic Payment Base increases.


  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:



    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                    APP D-13

-------------------------------------------------------------------------------

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.


    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.



  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I



- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.



- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.



- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.



IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?


Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:


                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
    RELEVANT COVERED LIFE ATTAINED AGE           OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%


Your Withdrawal Percentage will increase according to this schedule if:

- You are entitled to an automatic Payment Base increase during the Contract Year when the Relevant Covered Life's birthday coincides with a new age band; and

-   You have not waived your obligation to pay potential rider fee increases.

Your new Withdrawal Percent will take effect on either of the following dates depending on whether a partial Surrender was ever taken:


- If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or



- If a partial Surrender HAS been taken, then your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs after the birthday that brought you into a new Withdrawal Percent age band (and not that birthday).

APP D-14

-------------------------------------------------------------------------------

See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" for a description of circumstances when your Withdrawal Percent may change based on a permissible Covered Life change.


See Examples 1-3 and 20 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?



Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.


Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.


    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.


    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.


DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?



YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.


CAN YOU REVOKE THIS RIDER?


No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.



WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?



Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.



If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract --generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:


-   We will no longer accept subsequent Premium Payments; and


- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and


-   Lifetime Benefit Payments will continue; and


- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and



- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

                                                                    APP D-15

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- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.


See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.



Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.



After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.



Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.


You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:


    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.



    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.


If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:


    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or



    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or



    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.



If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.


The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

APP D-16

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:


If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the

                                                                    APP D-17

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effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.


If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.


-   JOINT/SPOUSAL OPTION:


Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:


- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.


The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.



See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP D-18

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This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds, or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Withdrawal Benefit. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under this rider.


Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.


If your Withdrawal Benefit is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

                                                                    APP D-19

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Upon reinstatement of your lifetime withdrawal feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Withdrawal Benefit revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.


CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.


- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT/THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.


- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.


- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Death Benefit and the Contract Value on the date of the rescission.



- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.



- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.



- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.



- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider for new sales at any time. In the event that either rider is terminated by us, your Lifetime Benefit Payments will cease; your

APP D-20

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  Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.


- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.



- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.


- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.


- The fee for either rider may increase any time after 12 months from either rider's effective date if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis. This fee can change at any time.


- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP E-1

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APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                 $1,221   $2,321   $3,225        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,346   $2,496   $3,538        $5,694

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $484        $1,649   $2,796        $5,589
Core                              $453        $1,561   $2,659        $5,356
Edge                              $939        $1,925   $2,908        $5,347
Outlook                           $489        $1,663   $2,819        $5,627
Plus                              $484        $1,649   $2,796        $5,589

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                   $558   $1,666   $2,764        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                                $594   $1,768   $2,924        $5,732
Plus                                   $589   $1,754   $2,901        $5,694

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

APP E-2

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If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

                                                                     APP E-3

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The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

APP E-4

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The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

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To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series II, IIR and III of Hartford Leaders variable annuity to me at the following address:

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                              Name
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                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                   SERIES II, IIR AND III OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2007
Date of Statement of Additional Information: May 1, 2007

TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                5
  Total Return for all Sub-Accounts                                            5
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    6
  Additional Materials                                                         6
  Performance Comparisons                                                      6
ACCUMULATION UNIT VALUES                                                       7
FINANCIAL STATEMENTS                                                        SA-2

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008 and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which reports are both included in this Statement of Additional Information. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is city Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2007: $125,061,889; 2006: $122,003,581; and 2005: $38,481,029.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments in 2007 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



1st Discount Brokerage, Inc., AIM Distributors, Inc., A.P.P.S. Financial Group, Inc., Abacus Investments, Inc., ABN AMRO, Inc., Advantage Capital Corporation, Advisory Group Equity Services Ltd., AFA Financial Group LLC, AFS Brokerage, Inc., AIG Equity Sales Corp., AIG Financial Advisors Inc., AIG Retirement Advisors, Inc., AIG SunAmerica, Inc., Alexander Investment Services Co., Allegheny Investments, Ltd., Allen & Company LLC, Allen & Company of Florida, Inc., Allen Douglas Securities, Inc., Alliance Bank, AllianceBerstein Investments, Inc., AMCORE Investment Services, Inc., American Classic Securities Inc., American Diversified Financial Group LLC, American Funds & Trusts Inc., American Funds Distributors, Inc., American General Securities, Inc., American Investors Company, American Portfolios Financial Services, Inc., Ameriprise Financial, Inc., Ameritas Investment Corp., AMTrust Investment Services, Inc., AMVest Securities, Inc., Anderson & Strudwick, Inc., Andrew Garrett, Inc., Anthony Financial Management LLC, Arizona State Savings & Credit Union, Arvest Asset Management, Askar Corp., Asset Management Securities Corp., Associated Financial Services, Inc., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Coast Securities Corp., AUL Equity Sales Corp., AXA Advisors LLC, AYRE Investments, Inc., B.C. Ziegler and Company, Banc of America Investment Services, Inc., BancNorth Investment Group, Inc., Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank Insurance &

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Securities Association, Bank Iowa, Bank of the West, Bankers & Investors Co., Banknorth, N.A., Bannon Ohanesian & Lecours, Inc., Banorte Securities International, Ltd., Bates Securities, Inc., BB&T Investment Services, Inc., BBVA Investments Inc., BCG Securities, Inc., Beaconsfield Financial Services, Inc., Bedrock Capital Management, Inc., Bernard Herold & Co., Inc., Berthel Fisher & Company Financial Services, Inc., BI Investments LLC, Bodell Overcash Anderson & Co., Inc., Boone County National Bank, BOSC, Inc., Brecek & Young Advisors, Inc., Brighton Securities Corp., Broker Dealer Financial Services Corp., Brokers International Financial, Brokers International Financial Services LLC, Brooke Securities, Inc., Brookstreet Securities Corporation, Brown Advisory Securities LLC, Brown Lisle Cummings, Inc., Bruce A. Lefavi Securities, Inc., Buckman Buckman & Reid, Inc., Butler Freeman Tally Financial Group LLC, Butler Wick & Co., Inc., Cadaret Grant & Co., Inc., Calton & Associates, Inc., Cambridge Investment Research, Inc., Cambridge Legacy Securities LLC, Cantella & Co., Inc., Cantella & Company, Capital Analysts, Inc., Capital Brokerage Corp., Capital Choice Financial Services, Capital City Bank, Capital Concepts Investment Corp., Capital Financial Services, Inc., Capital Growth Securities LLC, Capital Investment Group, Inc., Capital Investment Services, Inc., Capital Management Securities, Inc., Capital One Bank, Capital One Investments LLC, Capital Securities of America, Inc., Capital Select I Corp., Capitol Securities Management, Inc., Carey Thomas Hoover, & Breault, Inc., Carolinas Investment Consulting LLC, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Cebert Wealth Management Group, Inc., Centaurus Financial, Inc., Centennial Securities Company LLC, Central Bank, Century Securities Associates, Inc., CFD Investments, Inc., CFG Financial Associates, Inc., Charter One Financial, Inc., Chase Investments Services, Corp., Chemical Bank & Trust Co., Chemical Bank West, Chicago Investment Group LLC, CIG Securities, Citicorp Financial Services Corporation, Citigroup Global Markets Inc., Citizens Bank, Citizens Financial Services FSB, Citizens Investment Services Corp., Citizens National Bank, City Bank, City Securities Corporation, Clearing Services of America, Inc., Coburn & Meredith, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Investment Services, Inc., Community Bank, Community Bankers Securities LLC, Community Investment Services, Inc., Community National Bank, Compak Securities, Inc., Compass Brokerage, Inc., Comprehensive Asset Management Servicing, Inc., Contemporary Financial Solutions, Coordinated Capital Securities, Inc., Cornerstone Financial Services, Inc., Country Club Financial Services, Inc., Countrywide Investment Services, Inc., Crews & Associates, Inc., Cri Securities LLC, Crowell, Weedon & Co., Crown Capital Securities LLP, CUE Financial Group, Inc., Cuna Brokerage Services, Inc., CUSO Financial Services LP, Cutter & Company, Inc., CW Securities LLC, D.A. Davidson & Co., Daiwa Securities America Inc., Davenport & Company LLC, David A. Noyes & Company, Delta Equity Services Corporation, Delta Trust Investments, Inc., Dempsey Financial Network, Inc., Deutsche Bank Securities Inc., DFC Investor Services, Diversified Securities, Inc., Dominion Investor Services, Inc., Dorn & Co., Inc., Dortch Securities & Investments, Inc., Dougherty & Company LLC, Duerr Financial Corporation, Eagle One Investments LLC, Economy Securities, Inc., EDI Financial, Inc., Edward Jones, Effingham State Bank, EK Riley Investments LLC, Emergent Financial Group, Inc., Emerson Equity LLC, Empire Financial Group, Inc., Empire Securities Corp., Ensemble Financial Services, Inc., EPlanning Securities, Inc., Equable Securities Corp., Equitas America LLC, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Essex Securities LLC, Excel Securities & Associates, Inc., Fairport Capital, Inc., Farmers National Bank, Feltl & Company, Fenwick Securities, Inc., Ferris, Baker, Watts, Inc., FFP Securities, Inc., Fidelity Bank, Fidelity Brokerage Services LLC, Fidelity Federal Bank & Trust, Fiducial Investments Advisors, Inc., Fifth Third Securities, Inc., Financial Design, Inc., Financial Network Investment Corp., Financial Planning Consultants, Inc., Financial Security Management, Inc., Financial Telesis, Inc., Financial West Group, Fintegra LLC, First Allied Securities, Inc., First American Bank, First Bank, First Bank & Trust, First Brokerage America, First Brokerage America LLC, First Busy Securities, Inc., First Citizens Bank, First Citizens Financial Plus, Inc., First Citizens Investor Services, Inc., First Citizens National Bank, First Coast Financial Advisors LLC, First Colonial Group Inc., First Community Bank, N.A., First Dallas Securities Inc., First Federal Bank, First Fidelity Securities, First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Independent Financial Services, Inc., First MidAmerica Investment Corp., First Montauk Securities Corp., First National Bank, First National Investment Services Company LLC, First Northern Bank, First Place Bank, First Security Bank, First Southeast Investor Services, Inc., First Southwest Company, First St.Louis Securities, Inc., First Tennessee Brokerage, Inc., First Wall Street Corp., First Western Securities, Inc., FirstMerit Securities, Inc., Fiserv Brokerage Services, Inc., Fiserv, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., FNIC FID Div., Focused Investments, Folger Nolan Fleming Douglas Inc., Foothill Securities, Inc., Foresters Equity Services, Inc., Fortune Financial Services, Inc., Founders Financial Securities LLC, Fox & Company Investments Inc., Franklin Templeton Financial Services Corp., Frost Brokerage Services, Inc., FSC Securities Corp., FSIC, Fulcrum Securities, Inc., G & W Equity Sales, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., GIA Financial Group LLC, Girard Securities Inc., Glencrest Insurance Services, Global Brokerage Services, Inc., GMS Group LLC, Gold Coast Securities, Inc., Granite Securities LLC, Grant Bettingen, Inc., Great American Advisors, Inc., Great American Investors, Inc., Great Lakes Capital Financial Service Inc., Great Northern Financial Services, Gregory J. Schwartz & Co., Inc., Gunnallen Financial, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H.D.Vest Investment Services., HAAS Financial Products, Inc., Hagar Financial Corporation, Hancock Bank, Hancock Investment Services, Inc., Harbor Financial Services LLC, Harbour Investments, Inc., Harger and Company, Inc., Harold Dance Investments, Harris Investor Services, Inc., Hartford Equity Sales Company Inc., Hartford Investment Financial Services LLC, Harvest Capital LLC, Hawthorne Securities Corporation, Hazard & Siegel, Inc., HBW Securities LLC, Heartland Bank, Heartland Investment Associates, Inc., Hefren-Tillotson, Inc., Heim Young & Associates, Inc., Heritage Bank, Hibernia National Bank, Home Savings Bank Hornor Townsend & Kent, Inc., Horwitz &

4

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Associates, Inc., HSBC Bank International, HSBC Securities (USA) Inc., Huntington Securities Corp., Huntington Investment Co., Huntington National Bank, Huntleigh Securities Corporation, IBC Bank, IBC Investments, IBN Financial Services, Inc., ICBA Financial Services Corporation, IFC Holdings, IFG Network Securities, Inc., IFMG Securities, Inc., IMS Securities, Inc., Independent Bank, Independent Financial Group LLC, Independent Financial Securities, Inc., INFINEX Investments, Inc., ING Financial Advisers LLC, ING Financial Partners, Inc., Innovative Solutions Insurance Services, Intercarolina Financial Services, Inc., Interlink Securities Corp., International Assets Advisory LLC, International Research Securities, Inc., Intersecurities, Inc., Intrust Brokerage Inc., Invesmart Securities LLC, Invest Financial Corporation, Investacorp, Inc., Investment Centers Of America, Inc., Investment Management Service, Inc., Investment Planners, Inc., Investment Professionals Inc., Investment Security Corporation, Investors Capital Corp., Investors Security Company, Inc., Iowa State Bank, Iron Street Securities, Inc., Ironstone Securities, Inc., J.B. Hanauer & Co., J.P. Morgan Securities, Inc., J.P. Turner & Company LLC, J.W. Cole Financial, Inc., Jack V. Butterfield Investment Company, James I. Black & Company, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, Jesup & Lamont Securities Corp., Joseph Stevens & Co., Inc., K.W. Brown Investments, Kalos Capital, Inc., Kaplan & Co., Securities Inc., KCD Financial, Inc., Key Investment Services LLC, Kinecta Financial & Insurance Services LLC, KMS Financial Services, Inc., Kovack Securities Inc., Lara, Shull & May, Ltd., Lasalle Financial Services, Inc., Lasalle St Securities LLC, Legacy Asset Securities, Inc., Legacy Financial Services, Inc., Legend Equities Corporation, Legg Mason Investor Services LLC, Leigh Baldwin & Co., LLC, Leonard & Company, Lesko Securities Inc., Lexington Investment Company, Inc., Liberty Group LLC, Lifemark Securities Corp., Lincoln Financial Advisors Corporation, Lincoln Investment Planning, Inc., Linsco/Private Ledger/Bank Div., Long Island Financial Group, Inc., Lord Abbett Distributor LLC, LPL Financial Corporation, M Holdings Securities, Inc., M&I Brokerage Services, Inc., M&T Securities, Inc.,
M. Griffith Investment Services, Inc., M.L. Stern & Co., LLC, Main Street Securities LLC, Manarin Securities Corporation, Marketing One Securities, Marquette Capital Partners, Inc., MBM Securities, Inc., McGinn, Smith & Co., Inc., McGrath Financial & Retirement Services, Inc., Means Investment Co., Inc., Medallion Investment Services, Inc., Merrill Lynch, Pierce, Fenner & Smith, Inc., Merrimac Corporate Securities, Inc., Merrimack Valley Investment, Inc., Mesirow Financial, Inc., Metlife Securities Inc., MFS Fund Distributors, Inc., Mid Atlantic Capital Corporation, MidAmerica Financial Services, Inc., Milestone Financial Services, Inc., Milkie/Ferguson Investments, Inc., MML Investors Services, Inc., Maloney Securities Co., Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Moors & Cabot, Inc., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Inc., Morris Group, Inc., MSCS Financial Services LLC, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Funds Associates Inc., Mutual Of Omaha Investor Services, Inc., Mutual Securities, Inc., Mutual Services Corp., MWA Financial Services Inc., NAST, NatCity Investments, Inc., National Advisers Trust Company FSB, National Financial Services LLC, National Investor Service Corporation, National Planning Corporation, National Securities Corporation, Nations Financial Group, Inc., NAVA, Navy Federal Brokerage Services LLC, Navy Federal Credit Union, NBC Securities, Inc., Neidiger Tucker Bruner, Inc., Nelson Securities Inc., New England Securities, NewAlliance Investments, Inc., Newbridge Securities Corporation, Next Financial Group, Inc., NFB Investment Services Corp., NFP Securities, Inc., North Ridge Securities Corp., Northeast Securities, Inc., Northern Trust Securities, Inc., Northwestern Mutual Investment Services LLC, Nutmeg Securities, Ltd., O Bee Credit Union, Oak Tree Securities, Inc., Oberlin Financial Corporation, OFG Financial Services, Inc., Ogilvie Security Advisors Corporation, Ohio National Equities, Inc., Ohio Savings Securities, Inc., Olde Economie Financial Consultants, Ltd., Omega Securities, Inc., Omni Brokerage, Inc., ONE Investment Services, Inc., OneAmerica Securities, Inc., Online Brokerage Services, Oppenheimer & Co. Inc., Orange County Teachers Federal Credit Union, P & A Financial Securities, Inc., Pacific Financial Associates, Inc., Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities LLC, Partners Investment Network, Inc., Partnervest Securities, Inc., Paulson Investment Company Inc., Paychex Securities Corporation, Penn Plaza Brokerage, Ltd., Pension Planners Securities, Inc., Pension Financial Services, Inc., Peoples Bank, Peoples Securities, Inc., Perryman Securities, Inc., Pershing LLC, PFIC Securities Corp., Planmember Securities Corp., Planned Investment Co., Inc., PMK Securities & Research Inc., PNC Investments LLC, Pointe Capital, Inc., Pratt, Kutzke & Associates LLP, Preferred Financial Group, Premier Credit Union, Prime Capital Services, Inc., Primesolutions Securities, Inc., Primevest Financial Services, Inc., Princor Financial, Service Corp., Private Consulting Group, Inc., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Inc., Protected Investors of America, Provident Bank, PTS Brokerage LLC, Purshe Kaplan Sterling Investments, Putnam Retail Management Limited Partnership, Pyramid Funds, Corp., QA3 Financial Corp., Quest Capital Strategies, Inc., Quest Securities, Inc., Questar Capital Corporation, R. Seelaus & Company Inc., R.M. Stark & Co., Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, Inc., RBC Centura Securities, Inc., RBC Dain Rauscher Inc., Regal Securities, Inc., Reliance Securities LLC, Resource Horizons Group LLC, Rhodes Securities, Inc., Rice Pontes Capital, Inc., Ridgeway & Conger, Inc., River City Bank, Riverstone Wealth Management, Inc., RNR Securities LLC, Robert B. Ausdal & Co., Inc., Robert W. Baird & Co. Inc., Robinson & Robinson, Inc., Rogan & Associates, Inc., Rogan, Rosenberg & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company, Rydex Distributors, Inc., S.C. Parker & Co., Inc., S.G. Long & Company, Safe Credit Union, Sage, Rutty & Co., Inc., Sammons Securities Company LLC, San Mateo Credit Union, Sanders Morris Harris Group Inc., Saxony Securities, Inc., SCF Securities, Inc., Scott & Stringfellow, Inc., Seacoast Investor Services Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., SEI Financial Services, Inc., Sentinel Securities, Inc., Sentra Securities Corp., Shepard & Vrbanac Sec., Inc., Shields & Company, SIG Brokerage, L.P., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., SII Investments, Inc., Sisk Investment Services, Inc., Smith Hayes Financial Services Corp., Sorrento Pacific Financial LLC, Source Capital Group, Inc., South Valley Wealth Management, Southeast Investments,

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N.C., Inc., Southwest Securities, Inc., Spectrum Capital, Inc., Spelman & Co., Inc., Spina Financial, Stanford Group Company, Stephen A. Kohn & Associates, Ltd., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, Inc., Steven
L. Falk & Assoc., Inc., Stifel Nicolaus & Co., Inc., Strand Atkinson Williams & York, Inc., Strategic Alliance Corp., Stuart Securities Corp., Summark Financial Services, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Sunset Financial Services, Inc., SunStreet Securities LLC, SunTrust Investment Services, Inc., SWBC Investment Services LLC, SWS Financial Services, Symetra Investment Services Inc., Synergy Investment Group LLC, Synovus Securities, Inc., T.J. Raney & Sons, Inc., T.S. Phillips Investments, Inc., TD Ameritrade, Inc., Teckmeyer Financial Services LLC, TFS Securities, Inc., The Concord Equity Group LLC, The Huntington Investment Company, The O.N. Equity Sales Company, Thoroughbred Financial Services LLC, Thrasher & Company, Inc., Thrivent Investment Management Inc., Thurston Springer Miller, Herd & Titak, Inc., TimeCapital Securities Corp., Touchstone Financial Group LLC, Tower Square Securities, Inc., Traderight Securities, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., Trustfirst, Trustmark Securities, Inc., Trustmont Financial Group, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc., UBS Financial Services, Inc., UBS International, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Unified Financial Securities, Inc., Union Capital Company, UnionBanc Investment Services, UnionBanc Investment Services LLC, United Bank, United Brokerage Services, Inc., United Community Bank, United Financial Group, Ltd., United Global Securities, Inc., United Heritage Financial Group, United Planners' Financial Services of America A Limited Partner, United Securities Alliance, Inc., Univest Investments, Inc., USA Financial Securities, Corp., USLIFE Equity Sales, UVEST Financial Services Group, Inc., Valmark Securities, Inc., Van Kampen Funds, Inc., Vanderbilt Securities LLC, VBC Securities LLC, Venture Bank, Veritrust Financial LLC, VFinance Investments, Inc., Vision Investment Services, Inc., Vorpahl Wing Securities, VSR Financial Services, Inc., W. R. Taylor & Company LLC, Wachovia Securities LSG, Wachovia Securities LLC, Wadsworth Investment Co., Inc., Wall Street Financial Group, Inc., Wallstreet Electronica, Inc., Wamu Investments, Inc., Wasserman & Associates, Inc., Waterstone Financial Group, Inc., Waveland Capital Partners LLC, Wayne Hummer Investments LLC, Webster Bank, Webster Investment Services, Inc., Wedbush Morgan Securities, Inc., Weiss Capital Securities, Inc., Weitzel Financial Services, Inc., Wells Fargo Investments LLC, Wells Fargo Securities LLC, Wellstone Securities LLC, Wesbanco Securities, Inc., Wescom Financial Services, Western International Securities, Inc., Westminster Financial Securities, Inc., WFB Wealth Management Group, WFG Investments, Inc., WFP Securities, Whitney Securities LLC, Wiley Bros.-Aintree Capital LLC, William
C. Burnside & Company, Inc., Wilmington Brokerage Services Company, Woodbury Financial Services, Inc., Woodlands Securities, Corp., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities, Corp., World Choice Securities, Inc., World Financial Group, Inc., World Group Securities, Inc., Worth Financial Group, Inc., WRP Investments, Inc., Wunderlich Securities, Inc., XCU Capital Corp., Inc., Zions Direct, Inc., Zions Investment Securities, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

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The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.


There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. There are two tables below reflecting the Accumulation Unit Values for Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company. The tables show all classes of Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Value appear in the prospectus, which assumes you select either no optional benefits or all optional benefits.



HARTFORD LIFE INSURANCE COMPANY:



                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of period        $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 4,128            4,027            3,551            3,218            1,301
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.498           $1.344           $1.291           $1.190               --
  Accumulation Unit Value at end of period        $1.498           $1.498           $1.344           $1.291               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   410              481              478              449               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.490           $1.338           $1.287           $1.178           $1.011
  Accumulation Unit Value at end of period        $1.489           $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,631            3,965            4,988            6,087            4,961
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.486           $1.335           $1.285           $1.176           $1.011
  Accumulation Unit Value at end of period        $1.484           $1.486           $1.335           $1.285           $1.176
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 7,750            8,599            9,322           10,045            7,259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.475           $1.327           $1.278           $1.179               --
  Accumulation Unit Value at end of period        $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,507            6,897            7,037            5,086               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.475           $1.327           $1.278           $1.188               --
  Accumulation Unit Value at end of period        $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,507            6,897            7,037            5,086               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.463           $1.318           $1.272           $1.168           $1.005
  Accumulation Unit Value at end of period        $1.456           $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 7,946           10,445           11,931           14,046           11,364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of period        $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,823            4,001            4,345            3,538               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of period        $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,046            1,892              694              486              120
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.403           $1.341           $1.251           $1.167               --
  Accumulation Unit Value at end of period        $1.547           $1.403           $1.341           $1.251               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   203              268               99               80               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.396           $1.335           $1.247           $1.189           $1.016
  Accumulation Unit Value at end of period        $1.538           $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,443            1,504              738              892              615
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.392           $1.332           $1.245           $1.187           $1.016
  Accumulation Unit Value at end of period        $1.533           $1.392           $1.332           $1.245           $1.187
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,133            3,945            1,660            1,869            1,582

8

-------------------------------------------------------------------------------


                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.381           $1.323           $1.239           $1.156               --
  Accumulation Unit Value at end of period        $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,984            2,381              670              587               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.381           $1.323           $1.239           $1.203               --
  Accumulation Unit Value at end of period        $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,984            2,381              670              587               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.370           $1.315           $1.233           $1.179           $1.010
  Accumulation Unit Value at end of period        $1.504           $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 3,851            5,291            1,717            1,862            1,730
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of period        $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,435            1,311              669              511               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.789               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $9.550               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.784               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $9.549               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.781               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.548               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.780               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     8               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.775               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.775               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.544               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.771               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                    --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of period        $9.767               --               --               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                     3               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                        $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of period       $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,035            1,101                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                        $11.819          $10.286           $9.628               --               --
  Accumulation Unit Value at end of period       $12.582          $11.819          $10.286               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   211              217                2               --               --

-------------------------------------------------------------------------------


                                                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                      2007             2006             2005             2004             2003
---------------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                        $11.798          $10.277           $9.627               --               --
  Accumulation Unit Value at end of period       $12.547          $11.798          $10.277               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   620              692               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.787          $10.273           $9.626               --               --
  Accumulation Unit Value at end of period       $12.529          $11.787          $10.273               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 1,159            1,208                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                        $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of period       $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,459            2,669                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of period       $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 2,459            2,669                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.722          $10.247           $9.621               --               --
  Accumulation Unit Value at end of period       $12.423          $11.722          $10.247               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   657              760                2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                        $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of period       $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                   964            1,006               --               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                         $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of period        $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units outstanding
   at end of period (in thousands)                53,104           29,884           14,477            6,425            1,030
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.106           $1.085           $1.084           $1.085               --
  Accumulation Unit Value at end of period        $1.158           $1.106           $1.085           $1.084               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                 6,115            4,473            2,758              599               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                         $1.100           $1.080           $1.080           $1.071           $1.088
  Accumulation Unit Value at end of period        $1.151           $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units outstanding
   at end of period (in thousands)                17,344           13,911           18,088           16,589           14,720
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.098           $1.078           $1.079           $1.070           $1.087
  Accumulation Unit Value at end of period        $1.147           $1.098           $1.078           $1.079           $1.070
  Number of Accumulation Units outstanding
   at end of period (in thousands)                35,318           22,144           14,085           10,668            8,645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                         $1.089           $1.071           $1.073           $1.075               --
  Accumulation Unit Value at end of period        $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                54,991           45,031           34,763           17,412               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.089           $1.071           $1.073           $1.070               --
  Accumulation Unit Value at end of period        $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                54,991           45,031           34,763           17,412               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.080           $1.064           $1.068           $1.062           $1.081
  Accumulation Unit Value at end of period        $1.126           $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units outstanding
   at end of period (in thousands)                23,928           20,478           18,324           17,404           19,325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                         $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of period        $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units outstanding
   at end of period (in thousands)                20,812           18,954           16,034           10,307               --

10

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630              258               84
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.418           $1.283               --
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646           $1.418               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266            1,664               23               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.413           $1.159           $0.964
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675              839              304              184
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.062           $1.636           $1.411           $1.157           $0.964
  Accumulation Unit Value at end of
   period                                     $2.326           $2.062           $1.636           $1.411           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,913            4,739            1,145              842              354
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.271               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923              626               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.188               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923              626               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.030           $1.615           $1.397           $1.149           $0.959
  Accumulation Unit Value at end of
   period                                     $2.283           $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,358            1,370              993              731              434
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818              470               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453               --               --
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18                5               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197                3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.401          $10.732           $9.450               --               --
  Accumulation Unit Value at end of
   period                                    $12.962          $11.401          $10.732               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    214              226                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.338          $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                    $12.852          $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    309              325                3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1               --               --
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285            2,959            1,123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.417           $1.333               --
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501           $1.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361              284              184               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.412           $1.261           $1.104
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010            5,481            5,563            4,313
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.631           $1.491           $1.410           $1.260           $1.103
  Accumulation Unit Value at end of
   period                                     $1.757           $1.631           $1.491           $1.410           $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,718            9,619            9,568            9,102            6,768
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.320               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284            5,094               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.278               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284            5,094               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.606           $1.472           $1.396           $1.251           $1.097
  Accumulation Unit Value at end of
   period                                     $1.724           $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,832           11,984           13,307           13,227           10,856
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229            3,493               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78               34                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $11.619          $10.731               --
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368          $11.619               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                5                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90               80               43                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.233          $12.327          $11.598          $10.782          $10.286
  Accumulation Unit Value at end of
   period                                    $14.719          $14.233          $12.327          $11.598          $10.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    329              154               83               67               17

12

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $10.697               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139               99               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $11.064               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139               99               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.097          $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                    $14.534          $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    228              159              118               57                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81               74               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146            1,968              287
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.963          $10.533               --
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781          $10.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576              475              270               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.903          $10.231           $9.244
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743            2,789            2,488            1,791
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.486          $11.963          $11.149          $10.467           $9.460
  Accumulation Unit Value at end of
   period                                    $14.127          $13.486          $11.963          $11.149          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,917            4,853            4,437            4,293            3,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.648               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840            3,024               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.487               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840            3,024               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.905          $11.482          $10.733          $10.107           $9.151
  Accumulation Unit Value at end of
   period                                    $13.478          $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,238            3,366            3,246            3,421            2,812
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650            2,164               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671            8,579            1,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.989           $0.929               --
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164            1,821            1,222               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.986           $0.913           $0.785
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259           16,004           14,944           10,119
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.198           $1.038           $0.984           $0.912           $0.784
  Accumulation Unit Value at end of
   period                                     $1.201           $1.198           $1.038           $0.984           $0.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,692           32,115           30,389           28,421           20,893
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435           14,674               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.925               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435           14,674               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.024           $0.974           $0.905           $0.780
  Accumulation Unit Value at end of
   period                                     $1.178           $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,667           24,866           26,020           27,652           24,376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082            8,662               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713            1,014              230
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $13.166          $13.061               --
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169          $13.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490              413              297               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $13.094          $12.592          $12.195
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165            2,216            2,203            1,834
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.271          $12.617          $12.633          $12.155          $11.775
  Accumulation Unit Value at end of
   period                                    $13.482          $13.271          $12.617          $12.633          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,471            2,849            2,472            2,268            1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.459               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749            1,471               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.184               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749            1,471               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.460          $12.835          $12.890          $12.439          $12.072
  Accumulation Unit Value at end of
   period                                    $13.632          $13.460          $12.835          $12.890          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,606            2,676            2,601            2,546            2,068
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300            1,000               --

14

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.198          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.951          $10.198               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               14               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.022               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.911          $10.191               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    139               39               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.066          $10.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,033              657               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.986               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.003          $10.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    715              194               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --               --               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594              332               46
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.790          $10.942               --
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243          $11.790               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178              147              132               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.725          $10.504           $8.643
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157          $11.725          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822              826              707              627
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.126          $10.241           $9.132           $8.184           $6.736
  Accumulation Unit Value at end of
   period                                    $13.691          $12.126          $10.241           $9.132           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,640            1,283              983              757              548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.425               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049              553               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.260               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049              553               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.235          $12.907          $11.543          $10.376           $8.555
  Accumulation Unit Value at end of
   period                                    $17.151          $15.235          $12.907          $11.543          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    768              781              749              664              548
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415              348               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408              233               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.930          $12.513               --
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193          $13.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147              119              102               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.853          $11.651           $8.741
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081          $13.853          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460              441              371              304
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.426          $12.648          $10.263           $8.636           $6.481
  Accumulation Unit Value at end of
   period                                    $18.415          $15.426          $12.648          $10.263           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,128              878              791              646              397

16

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $9.165               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987              519               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $8.946               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987              519               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.375          $16.756          $13.637          $11.509           $8.652
  Accumulation Unit Value at end of
   period                                    $24.251          $20.375          $16.756          $13.637          $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    572              590              559              576              426
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454              297               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469            2,660              601
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.508          $10.639               --
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165          $11.508               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631            1,291              882               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.445          $10.342           $8.949
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080          $11.445          $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731            5,724            5,624            4,619
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.884           $9.121           $7.985           $7.219           $6.248
  Accumulation Unit Value at end of
   period                                    $10.917           $9.884           $9.121           $7.985           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,115           13,065           10,794           10,297            7,289
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.338               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190            8,603               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.361               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190            8,603               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.862          $12.831          $11.266          $10.217           $8.858
  Accumulation Unit Value at end of
   period                                    $15.265          $13.862          $12.831          $11.266          $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,520            8,035            8,338            8,451            7,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456            3,122               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415            2,440              441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.720          $10.993               --
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213          $11.720               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743            1,396              815               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.656          $10.736           $9.231
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134          $11.656          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112            6,117            6,094            4,994
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.928          $12.297          $11.819          $10.891           $9.367
  Accumulation Unit Value at end of
   period                                    $14.384          $13.928          $12.297          $11.819          $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,920            9,055            7,412            6,810            4,917
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.021               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884            6,349               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.065               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884            6,349               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.441          $11.903          $11.474          $10.605           $9.137
  Accumulation Unit Value at end of
   period                                    $13.839          $13.441          $11.903          $11.474          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,054            7,548            7,581            7,823            6,950
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875            3,306               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497              776               81
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.600          $10.613               --
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878          $11.600               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583              391              187               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.537           $9.830           $7.784
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740            1,599            1,433              992
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.330          $10.541           $8.824           $7.522           $5.958
  Accumulation Unit Value at end of
   period                                    $14.549          $12.330          $10.541           $8.824           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            2,588            1,626            1,290              696
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $8.026               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697            2,068               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $7.636               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697            2,068               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.774          $13.526          $11.357           $9.710           $7.705
  Accumulation Unit Value at end of
   period                                    $18.558          $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,535            1,665            1,539            1,361            1,040
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086              825               --

18

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278              198               41
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $14.064          $12.790               --
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720          $14.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97               80               86               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.987          $11.970           $9.538
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256              198              172              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.464          $15.698          $13.224          $11.323           $9.025
  Accumulation Unit Value at end of
   period                                    $26.599          $20.464          $15.698          $13.224          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    755              551              329              225              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.956               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414              144               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.430               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414              144               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.179          $16.295          $13.769          $11.824           $9.442
  Accumulation Unit Value at end of
   period                                    $27.447          $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              413              334              270              221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155               83               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405               --               --
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43               21               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80               12               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.808          $10.450           $9.403               --               --
  Accumulation Unit Value at end of
   period                                    $12.148          $10.808          $10.450               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    284              174               47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.749          $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                    $12.045          $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     64               37               16               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30               --               --
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121            3,878              619
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $13.426          $12.764               --
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431          $13.426               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796            1,173               84               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $13.390          $11.956          $10.461
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930            2,223            1,574              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.357          $13.372          $11.946          $10.455
  Accumulation Unit Value at end of
   period                                    $15.839          $15.528          $13.357          $13.372          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,435            8,315            5,994            5,196            3,367
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.668               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603            7,079               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.065               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603            7,079               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.312          $13.211          $13.265          $11.886          $10.421
  Accumulation Unit Value at end of
   period                                    $15.572          $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,744            3,456            3,030            2,790            2,172
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423            1,995               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541              294               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.997          $10.300               --
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942          $10.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140               88               15               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.968          $10.331           $9.142
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361              305              205               37
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.882          $10.953          $10.322           $9.137
  Accumulation Unit Value at end of
   period                                    $12.392          $11.865          $10.882          $10.953          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    996              826              540              413              221

20

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.223               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355              722               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.481               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355              722               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.700          $10.763          $10.866          $10.270           $9.107
  Accumulation Unit Value at end of
   period                                    $12.183          $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    600              477              410              352              236
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607              426               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704               --               --
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16                7               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67               14               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.748          $10.284           $9.702               --               --
  Accumulation Unit Value at end of
   period                                    $11.520          $11.748          $10.284               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    166              119               16               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.683          $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                    $11.422          $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               17                6               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034              964              112

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $13.210          $12.344               --
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453          $13.210               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529              270               17               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $13.188          $12.079          $10.473
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250              888              667              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.429          $13.399          $13.177          $12.075          $10.473
  Accumulation Unit Value at end of
   period                                    $14.761          $15.429          $13.399          $13.177          $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,700            2,461            1,392            1,223              683
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.288               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251            1,935               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.202               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251            1,935               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.260          $13.292          $13.111          $12.051          $10.470
  Accumulation Unit Value at end of
   period                                    $14.555          $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,328            1,149              873              766              378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322              829               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.249               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.244               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.245               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.237               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

22

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360              261               96
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $12.141          $11.282               --
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526          $12.141               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116              158              122               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $12.074          $11.011           $9.121
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707              709              788              651
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.718           $7.223           $7.011           $6.397           $5.300
  Accumulation Unit Value at end of
   period                                     $8.441           $7.718           $7.223           $7.011           $6.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,907            1,828            1,804            1,290
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.477               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222              743               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.572               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222              743               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.006          $12.208          $11.886          $10.877           $9.028
  Accumulation Unit Value at end of
   period                                    $14.182          $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    995            1,049            1,057            1,103            1,058
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426              325               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834              459               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.383          $14.018               --
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407          $14.383               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340              287              126               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.304          $13.219          $12.425
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867              783              713              489
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.676          $13.758          $13.755          $12.718          $11.958
  Accumulation Unit Value at end of
   period                                    $15.324          $14.676          $13.758          $13.755          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,979            1,532            1,211            1,067              647
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $13.328               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677              744               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $12.782               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677              744               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.934          $14.041          $14.081          $13.058          $12.299
  Accumulation Unit Value at end of
   period                                    $15.546          $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,370            1,290            1,219            1,191              974
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731              470               --
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835            4,098              476
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.071           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792            1,830              957               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.065           $1.073           $1.079
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746           10,607           10,476           13,080
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.024           $1.013           $1.020           $1.026
  Accumulation Unit Value at end of
   period                                     $1.087           $1.054           $1.024           $1.013           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,328           11,347            6,830            6,729            6,795
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234            7,758               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.014               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234            7,758               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.057           $1.048           $1.060           $1.068
  Accumulation Unit Value at end of
   period                                     $1.116           $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,040           11,826            8,050            8,567            9,622
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324            5,525               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21               27               11               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.400           $8.390           $7.723               --
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413           $8.400           $8.390               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               74               80              108               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.346           $8.344           $7.543           $6.691
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              215              274              327              354

24

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.073           $6.322           $6.323           $5.719           $5.075
  Accumulation Unit Value at end of
   period                                     $7.729           $7.073           $6.322           $6.323           $5.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    178              205              248              277              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.787               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97              110              114               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.842               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97              110              114               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.132           $8.187           $8.214           $7.451           $6.623
  Accumulation Unit Value at end of
   period                                     $9.949           $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    140              163              170              213              205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32               31               30               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78               62               28
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $7.430           $6.769               --
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988           $7.430               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92               96              106               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $7.389           $6.650           $5.922
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325              340              414              456
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.611           $5.290           $4.927           $4.437           $3.952
  Accumulation Unit Value at end of
   period                                     $6.684           $5.611           $5.290           $4.927           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300              255              213              240              201
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.462               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145              121               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.551               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145              121               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.233           $7.785           $7.274           $6.570           $5.862
  Accumulation Unit Value at end of
   period                                     $9.779           $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    222              232              255              213              173
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69               54               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19                8                3

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.957          $10.948               --
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677          $11.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14               15               13               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.891          $10.221           $8.808
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56               53               87               49
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.958          $11.412          $10.780           $9.270           $7.992
  Accumulation Unit Value at end of
   period                                    $14.985          $13.958          $11.412          $10.780           $9.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     69               75               57               60               25
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.813               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88               69               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.381               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88               69               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.066          $12.355          $11.706          $10.097           $8.719
  Accumulation Unit Value at end of
   period                                    $16.125          $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100              160              164              227              126
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24               33               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377              202               83
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.694          $11.497               --
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762          $11.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135              159               95               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.630          $10.832           $9.982
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709              751              856              739
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.815          $11.763          $10.962          $10.105
  Accumulation Unit Value at end of
   period                                    $12.827          $12.820          $11.815          $11.763          $10.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    732              748              803              749              532
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.498               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689              321               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.002               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689              321               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.402          $11.464          $11.448          $10.700           $9.881
  Accumulation Unit Value at end of
   period                                    $12.372          $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709              852            1,009            1,146            1,043

26

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394              240               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58               76               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.699           $7.126               --
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921           $7.699               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98              106              126               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.656           $7.129           $6.553
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301              381              482              558
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.534           $6.178           $6.014           $5.602           $5.151
  Accumulation Unit Value at end of
   period                                     $7.153           $6.534           $6.178           $6.014           $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              414              546              655              583
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.533               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189              169               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.701               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189              169               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.140           $7.719           $7.537           $7.042           $6.487
  Accumulation Unit Value at end of
   period                                     $8.885           $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    312              444              481              591              581
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66               60               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019              446               47
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $8.312           $7.692               --
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782           $8.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447              327              160               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $8.266           $7.547           $6.771
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991              854              678              411
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.592           $8.634           $8.184           $7.475           $6.709
  Accumulation Unit Value at end of
   period                                    $10.402           $9.592           $8.634           $8.184           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,182            1,599              946              709              364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.530               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202            1,631               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.523               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202            1,631               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.480           $8.559           $8.137           $7.455           $6.702
  Accumulation Unit Value at end of
   period                                    $10.250           $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,154              986              897              719
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140              754               --
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399              313              141
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.888           $5.403               --
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978           $5.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94              111              100               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.863           $5.203           $4.454
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506              570              574              485
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.465           $6.413           $6.326           $5.617           $4.809
  Accumulation Unit Value at end of
   period                                     $6.980           $6.465           $6.413           $6.326           $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    734              787              835              932              703
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.771               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535              427               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.861               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535              427               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.871           $5.841           $5.779           $5.147           $4.415
  Accumulation Unit Value at end of
   period                                     $6.320           $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    904            1,114            1,162            1,232            1,080
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482              439               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377              196               35
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $12.017          $10.897               --
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453          $12.017               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171              125               26               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $11.951          $11.406           $9.569
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472              392              314              238

28

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.114           $8.188           $7.913           $7.556           $6.341
  Accumulation Unit Value at end of
   period                                     $9.186           $9.114           $8.188           $7.913           $7.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,504            1,206              797              595              376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.134               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794              837               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.944               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794              837               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.136          $11.764          $11.267           $9.472
  Accumulation Unit Value at end of
   period                                    $13.533          $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    647              719              625              536              423
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578              310               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980               --               --
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               17               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76               31               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.012           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.493          $10.241          $10.012               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              156               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.186           $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                    $10.404          $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    155               98               21               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                3               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.761          $11.957          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.373          $14.761          $11.957               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    173               57                4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.687          $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.242          $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     97               64               10               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469               --               --
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                8               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.586           $9.467               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.498          $10.586               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     52               32               13               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.435          $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                    $12.688          $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11                9                2               --               --

30

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860              923              164
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.812          $12.173               --
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970          $12.812               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770              505              167               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.741          $11.636          $10.818
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222            2,017            1,873            1,442
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.429          $12.207          $12.076          $11.034          $10.261
  Accumulation Unit Value at end of
   period                                    $13.759          $13.429          $12.207          $12.076          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,143            4,234            3,332            3,082            2,204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.406               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461            2,465               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.126               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461            2,465               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.864          $12.641          $12.543          $11.495          $10.708
  Accumulation Unit Value at end of
   period                                    $14.163          $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,606            2,716            2,572            2,581            2,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026            1,297               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148               62               14
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.865          $12.892               --
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561          $13.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69               19                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.842          $12.218          $10.604
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137              107               79                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.230          $14.503          $13.831          $12.214          $10.604
  Accumulation Unit Value at end of
   period                                    $18.279          $17.230          $14.503          $13.831          $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    776              474              189              156               94
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.834               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298              122               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.330               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298              122               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.042          $14.387          $13.761          $12.189          $10.601
  Accumulation Unit Value at end of
   period                                    $18.025          $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    384              285              204              209               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131               84               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438              207               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.448          $13.344               --
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497          $14.448               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151               50               10               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.424          $12.407          $10.543
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373              358              243               89
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.879          $16.431          $14.412          $12.402          $10.542
  Accumulation Unit Value at end of
   period                                    $21.859          $19.879          $16.431          $14.412          $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,673            1,008              376              281              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $13.283               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848              393               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $12.549               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848              393               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.661          $16.300          $14.340          $12.377          $10.539
  Accumulation Unit Value at end of
   period                                    $21.555          $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    510              420              310              220              131
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372              195               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108            2,075              304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.651          $12.732               --
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859          $13.651               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211              850              209               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.576          $12.254          $10.774
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076            1,985            1,717            1,173

32

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.495          $14.173          $13.040          $11.776          $10.357
  Accumulation Unit Value at end of
   period                                    $16.782          $16.495          $14.173          $13.040          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,775            5,344            4,161            3,929            2,693
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $12.090               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636            4,210               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $11.842               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636            4,210               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.805          $14.482          $13.364          $12.105          $10.665
  Accumulation Unit Value at end of
   period                                    $17.045          $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,584            2,752            2,577            2,399            1,969
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145            1,327               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159               51                6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.796          $11.432               --
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096          $12.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66               56               35               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.725          $10.363           $7.687
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198              153              104               59
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.326          $19.265          $15.338          $12.497           $9.273
  Accumulation Unit Value at end of
   period                                    $30.872          $24.326          $19.265          $15.338          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    436              304              265              150               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $13.623               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399              115               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $12.800               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399              115               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.749          $15.687          $12.527          $10.237           $7.609
  Accumulation Unit Value at end of
   period                                    $24.989          $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    259              240              232              179              106
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157               90               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634              847               96

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.607           $9.671               --
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506          $10.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533              355              103               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.549           $9.048           $7.401
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167            1,012              803              306
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.081          $10.956          $10.115           $8.680           $7.102
  Accumulation Unit Value at end of
   period                                    $14.848          $13.081          $10.956          $10.115           $8.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,381            2,146            1,580            1,285              697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $9.168               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328            2,456               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $8.822               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328            2,456               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.349          $11.214          $10.385           $8.938           $7.326
  Accumulation Unit Value at end of
   period                                    $15.108          $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,216            1,178            1,023              944              670
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616            1,192               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070            1,828              177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.289          $11.312               --
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172          $12.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106              765               80               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $12.221          $10.708           $8.905
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620            1,275              915              394
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.486          $12.932          $12.082          $10.592           $8.811
  Accumulation Unit Value at end of
   period                                    $15.583          $15.486          $12.932          $12.082          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,011            3,865            2,848            2,481            1,598
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $11.057               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474            3,797               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $10.750               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474            3,797               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.328          $12.838          $12.031          $10.578           $8.815
  Accumulation Unit Value at end of
   period                                    $15.377          $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,655            1,647            1,475            1,135              835

34

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941            1,097               --



(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027            3,551
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.237
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              481              478
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,631            3,965            4,988
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897            7,037
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897            7,037
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001            4,345
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892              694
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.165
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203              268               99
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,443            1,504              738
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381              670
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381              670
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311              669

36

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              217                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    620              692               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884           14,477
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,115            4,473            2,758
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,344           13,911           18,088
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031           34,763
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031           34,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954           16,034
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232              630
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.386
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266            1,664
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675              839
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772            1,923
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243            1,818

38

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127                1
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974            4,285
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.383
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361              284
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010            5,481
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591            8,284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515            5,229

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $10.779
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193              139
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109               81
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018            3,146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.751
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576              475
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.689
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743            2,789
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527            4,840
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550            2,650

40

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908           12,671
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.948
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164            1,821
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259           16,004
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457           23,435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568           11,082
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781            1,713
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $12.972
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490              413
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165            2,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352            2,749
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363            1,300

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154               --

42

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866              594
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.314
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178              147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822              826
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378            1,049
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421              415
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659              408
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.907
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147              119
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460              441
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285              987
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418              454

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039            4,469
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.088
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631            1,291
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731            5,724
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287           15,190
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490            4,456
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464            4,415
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.204
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743            1,396
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112            6,117
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817           11,884
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880            4,875

44

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766            1,497
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.270
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583              391
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740            1,599
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877            3,697
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268            1,086
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471              278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $13.871
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97               80
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700              414
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172              155

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313               95
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43               21
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360              229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82               30
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732            8,121
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $12.973
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796            1,173
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930            2,223
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327           15,603
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535            3,423

46

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895              541
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.544
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140               88
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614            1,355
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616              607
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93                9
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135               62
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16                5

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260            2,034
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $12.759
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529              270
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250              888
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845            4,251
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395            1,322
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

48

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591              360
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $10.915
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116              158
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520            1,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409              834
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.110
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340              287
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867              783
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900            1,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749              731
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822            9,835

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.073
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792            1,830
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746           10,607
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403           19,234
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550            5,324
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98               78
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $6.763
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92               96
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325              340
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177              145
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49               69
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.545
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14               15
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56               53

50

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32               24
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.330
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135              159
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709              751
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707              689
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333              394
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.202
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98              106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301              381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180              189
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62               66
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871            1,019
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $7.976
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447              327
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991              854
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850            3,202
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172            1,140
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449              399
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.246
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94              111
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506              570
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513              535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433              482

52

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909              377
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $10.371
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171              125
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472              392
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253            1,794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518              578
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30               17
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226               91
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29               10
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57                3

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13                2
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11                4
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7                9
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959            1,860
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.560
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770              505

54

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222            2,017
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399            5,461
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991            2,026
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373              148
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.713
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486              298
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225              131
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001              438
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.541
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373              358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370              848
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489              372
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695            4,108
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.515
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211              850
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076            1,985
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624            8,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125            2,145
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304              159
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.671
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66               56
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198              153
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568              399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165              157

56

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739            1,634
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533              355
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167            1,012
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966            4,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596            1,616
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655            4,070
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.054
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106              765
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620            1,275
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184            8,474
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945            1,941


(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.085
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.148           $1.082
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.142           $1.079
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.071
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.075
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.999
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.076           $1.007
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092           $1.076
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.070           $0.993
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.997
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.990
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

58

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522               --
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521               --
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.070
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.151           $1.078
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.145           $1.064
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187           $1.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.067
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.061
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.121           $1.030
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211           $1.121
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.115           $1.034
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203           $1.115
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.020
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.031
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.964
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $1.014           $0.942
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976           $1.014
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $1.009           $0.959
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970           $1.009
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.933
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.955
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $1.012           $0.947
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054           $1.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $1.007           $1.001
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.938
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7                1

60

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.998
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.990
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.981           $0.981
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.976           $0.984
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.981
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328               --
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327               --
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $1.042
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $1.105           $0.995
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $1.099           $1.036
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148           $1.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $0.985
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $1.032
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823               --
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822               --
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.126
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7               --

62

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.148           $1.146
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.142           $1.119
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144           $1.142
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.135
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.116
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.118
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10               10               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.059
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

64

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               14               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.136
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.089
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $0.945
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $0.907
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7

66

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                8                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.982
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $0.966
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                5                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7                7

68

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.150
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.384           $9.896
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501          $10.384
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27               24
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.446          $10.475          $10.379           $9.954
  Accumulation Unit Value at end of
   period                                    $11.962          $11.446          $10.475          $10.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               12                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.446          $10.361           $9.890
  Accumulation Unit Value at end of
   period                                    $11.905          $11.403          $10.446          $10.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.388          $10.437          $10.357           $9.889
  Accumulation Unit Value at end of
   period                                    $11.883          $11.388          $10.437          $10.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.345           $9.927
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410          $10.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107               65
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.345           $9.886
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410          $10.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.294          $10.382          $10.334           $9.883
  Accumulation Unit Value at end of
   period                                    $11.750          $11.294          $10.382          $10.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355          $10.322           $9.880
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.030           $9.637
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132          $10.030
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824              188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.638          $15.251          $15.128          $15.114
  Accumulation Unit Value at end of
   period                                    $16.368          $15.638          $15.251          $15.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              144               91               13
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.324          $10.079          $10.008           $9.632
  Accumulation Unit Value at end of
   period                                    $10.796          $10.324          $10.079          $10.008
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              190               80               27
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.310          $10.071          $10.004           $9.631
  Accumulation Unit Value at end of
   period                                    $10.775          $10.310          $10.071          $10.004
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044           $9.993           $9.988
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328              335
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044           $9.993           $9.628
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044           $9.993
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328              335

70

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.225          $10.018           $9.982           $9.625
  Accumulation Unit Value at end of
   period                                    $10.655          $10.225          $10.018           $9.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.970           $9.622
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991           $9.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99               28
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.632          $10.072
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734          $10.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187               49
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.398          $16.962          $16.835          $15.747
  Accumulation Unit Value at end of
   period                                    $21.095          $19.398          $16.962          $16.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30               19                4
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.199          $10.678          $10.608          $10.066
  Accumulation Unit Value at end of
   period                                    $13.253          $12.199          $10.678          $10.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               44               20                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.182          $10.668          $10.604          $10.065
  Accumulation Unit Value at end of
   period                                    $13.229          $12.182          $10.668          $10.604
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.593           $9.913
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284               75
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.593          $10.062
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640          $10.593
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284               75
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.082          $10.613          $10.581          $10.059
  Accumulation Unit Value at end of
   period                                    $13.081          $12.082          $10.613          $10.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585          $10.569          $10.056
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585          $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24                9
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.588           $9.930
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605          $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.576          $10.583           $9.691
  Accumulation Unit Value at end of
   period                                    $14.656          $12.696          $11.576          $10.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               45               26                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.649          $11.544          $10.564           $9.924
  Accumulation Unit Value at end of
   period                                    $14.587          $12.649          $11.544          $10.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               36               13                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.631          $11.534          $10.560           $9.923
  Accumulation Unit Value at end of
   period                                    $14.559          $12.631          $11.534          $10.560
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.548           $9.664
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.548           $9.920
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504          $10.548
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.527          $11.474          $10.537           $9.917
  Accumulation Unit Value at end of
   period                                    $14.396          $12.527          $11.474          $10.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.525           $9.914
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444          $10.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24                7
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.959           $9.938
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867          $10.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.155          $19.278          $17.839          $16.528
  Accumulation Unit Value at end of
   period                                    $22.015          $22.155          $19.278          $17.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               22                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.553          $11.805          $10.934           $9.932
  Accumulation Unit Value at end of
   period                                    $13.453          $13.553          $11.805          $10.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               31               17                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.534          $11.794          $10.930           $9.931
  Accumulation Unit Value at end of
   period                                    $13.428          $13.534          $11.794          $10.930
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.918          $10.120
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.918           $9.928
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763          $10.918
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364               72
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.423          $11.732          $10.906           $9.925
  Accumulation Unit Value at end of
   period                                    $13.278          $13.423          $11.732          $10.906
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.893           $9.922
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702          $10.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32                7
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.750          $10.085
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079          $10.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635              160
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.559          $11.051          $10.745          $10.021
  Accumulation Unit Value at end of
   period                                    $12.996          $12.559          $11.051          $10.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              175              120               19

72

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.512          $11.021          $10.726          $10.079
  Accumulation Unit Value at end of
   period                                    $12.934          $12.512          $11.021          $10.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              143               65               23
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.495          $11.011          $10.722          $10.078
  Accumulation Unit Value at end of
   period                                    $12.910          $12.495          $11.011          $10.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.710           $9.993
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978              261
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.710          $10.075
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982          $10.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978              261
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.392          $10.953          $10.698          $10.072
  Accumulation Unit Value at end of
   period                                    $12.766          $12.392          $10.953          $10.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.686          $10.069
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925          $10.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81               28
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.072           $9.598
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244          $10.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337               91
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.218          $10.067          $10.075
  Accumulation Unit Value at end of
   period                                    $11.018          $10.410          $10.218          $10.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               90               69                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.371          $10.190          $10.050           $9.592
  Accumulation Unit Value at end of
   period                                    $10.966          $10.371          $10.190          $10.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               58               26                9
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.357          $10.181          $10.046           $9.591
  Accumulation Unit Value at end of
   period                                    $10.945          $10.357          $10.181          $10.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.035          $10.048
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154          $10.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541              160
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.035           $9.588
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154          $10.035
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541              160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.272          $10.128          $10.023           $9.585
  Accumulation Unit Value at end of
   period                                    $10.823          $10.272          $10.128          $10.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.012           $9.582
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101          $10.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31                7

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913          $10.530          $10.084
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913          $10.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.777          $16.170          $15.632          $14.511
  Accumulation Unit Value at end of
   period                                    $18.426          $16.777          $16.170          $15.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.252          $10.856          $10.506          $10.078
  Accumulation Unit Value at end of
   period                                    $12.347          $11.252          $10.856          $10.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.237          $10.847          $10.502          $10.077
  Accumulation Unit Value at end of
   period                                    $12.323          $11.237          $10.847          $10.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818          $10.490           $9.742
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818          $10.490          $10.074
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818          $10.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.145          $10.790          $10.478          $10.071
  Accumulation Unit Value at end of
   period                                    $12.185          $11.145          $10.790          $10.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762          $10.466          $10.068
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762          $10.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $11.041           $9.960
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755          $11.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $32.232          $28.686          $24.880          $22.477
  Accumulation Unit Value at end of
   period                                    $32.646          $32.232          $28.686          $24.880
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.242          $12.688          $11.016           $9.954
  Accumulation Unit Value at end of
   period                                    $14.411          $14.242          $12.688          $11.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               24               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.223          $12.677          $11.012           $9.953
  Accumulation Unit Value at end of
   period                                    $14.384          $14.223          $12.677          $11.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.999           $9.942
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.999           $9.950
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644          $10.999
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34                5

74

-------------------------------------------------------------------------------


                                                               AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004
-------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.106          $12.611          $10.987           $9.947
  Accumulation Unit Value at end of
   period                                    $14.223          $14.106          $12.611          $10.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.974           $9.944
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577          $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.501          $10.086
  Accumulation Unit Value at end of
   period                                    $12.040          $11.498          $10.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               28               27
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.446          $10.475          $10.074
  Accumulation Unit Value at end of
   period                                    $11.962          $11.446          $10.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20               21               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.446          $10.053
  Accumulation Unit Value at end of
   period                                    $11.905          $11.403          $10.446
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.031
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.341          $10.410          $10.031
  Accumulation Unit Value at end of
   period                                    $11.816          $11.341          $10.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     84               93              107
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.248          $10.355           $9.998
  Accumulation Unit Value at end of
   period                                    $11.684          $11.248          $10.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.132          $10.070
  Accumulation Unit Value at end of
   period                                    $10.918          $10.410          $10.132
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,382            1,524              824
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.638          $15.251          $15.177
  Accumulation Unit Value at end of
   period                                    $16.368          $15.638          $15.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              144               91
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.324          $10.079          $10.037
  Accumulation Unit Value at end of
   period                                    $10.796          $10.324          $10.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              190               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044          $10.015
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.268          $10.044          $10.015
  Accumulation Unit Value at end of
   period                                    $10.715          $10.268          $10.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,025            1,733            1,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.183           $9.991           $9.982
  Accumulation Unit Value at end of
   period                                    $10.595          $10.183           $9.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    232              169               99

76

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.300          $10.734          $10.058
  Accumulation Unit Value at end of
   period                                    $13.403          $12.300          $10.734
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    385              317              187
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.398          $16.962          $15.915
  Accumulation Unit Value at end of
   period                                    $21.095          $19.398          $16.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               30               19
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.199          $10.678          $10.026
  Accumulation Unit Value at end of
   period                                    $13.253          $12.199          $10.678
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     55               44               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.132          $10.640          $10.004
  Accumulation Unit Value at end of
   period                                    $13.154          $12.132          $10.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    350              358              284
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.032          $10.585           $9.971
  Accumulation Unit Value at end of
   period                                    $13.007          $12.032          $10.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     44               43               24
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.753          $11.605          $10.129
  Accumulation Unit Value at end of
   period                                    $14.752          $12.753          $11.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    413              348              213
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.576          $10.117
  Accumulation Unit Value at end of
   period                                    $14.656          $12.696          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               45               26
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.649          $11.544          $10.096
  Accumulation Unit Value at end of
   period                                    $14.587          $12.649          $11.544
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               36               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.579          $11.504          $10.074
  Accumulation Unit Value at end of
   period                                    $14.477          $12.579          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    477              500              369
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.476          $11.444          $10.041
  Accumulation Unit Value at end of
   period                                    $14.316          $12.476          $11.444
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               37               24

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED MID
 CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.665          $11.867          $10.746
  Accumulation Unit Value at end of
   period                                    $13.606          $13.665          $11.867
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              291              237
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $22.155          $19.278          $17.481
  Accumulation Unit Value at end of
   period                                    $22.015          $22.155          $19.278
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     28               29               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.553          $11.805          $10.711
  Accumulation Unit Value at end of
   period                                    $13.453          $13.553          $11.805
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               31               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.479          $11.763          $10.688
  Accumulation Unit Value at end of
   period                                    $13.353          $13.479          $11.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    376              414              364
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.368          $11.702          $10.653
  Accumulation Unit Value at end of
   period                                    $13.203          $13.368          $11.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               33               32
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.615          $11.079          $10.309
  Accumulation Unit Value at end of
   period                                    $13.081          $12.615          $11.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,480            1,079              635
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.559          $11.051          $10.296
  Accumulation Unit Value at end of
   period                                    $12.996          $12.559          $11.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              175              120
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.512          $11.021          $10.275
  Accumulation Unit Value at end of
   period                                    $12.934          $12.512          $11.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              143               65
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.253
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.443          $10.982          $10.253
  Accumulation Unit Value at end of
   period                                    $12.838          $12.443          $10.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,252            1,199              978
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.341          $10.925          $10.219
  Accumulation Unit Value at end of
   period                                    $12.694          $12.341          $10.925
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              140               81

78

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT BOND
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.457          $10.244          $10.209
  Accumulation Unit Value at end of
   period                                    $11.090          $10.457          $10.244
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    933              610              337
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.410          $10.218          $10.197
  Accumulation Unit Value at end of
   period                                    $11.018          $10.410          $10.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               90               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.371          $10.190          $10.176
  Accumulation Unit Value at end of
   period                                    $10.966          $10.371          $10.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    129               58               26
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.154
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.314          $10.154          $10.154
  Accumulation Unit Value at end of
   period                                    $10.884          $10.314          $10.154
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    800              707              541
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.230          $10.101          $10.121
  Accumulation Unit Value at end of
   period                                    $10.762          $10.230          $10.101
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               54               31
JPMORGAN INSURANCE TRUST INTREPID GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.346          $10.913           $9.663
  Accumulation Unit Value at end of
   period                                    $12.486          $11.346          $10.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78                5                7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.777          $16.170          $14.336
  Accumulation Unit Value at end of
   period                                    $18.426          $16.777          $16.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.252          $10.856           $9.632
  Accumulation Unit Value at end of
   period                                    $12.347          $11.252          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818           $9.611
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.191          $10.818           $9.611
  Accumulation Unit Value at end of
   period                                    $12.254          $11.191          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36                9                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.099          $10.762           $9.579
  Accumulation Unit Value at end of
   period                                    $12.117          $11.099          $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.360          $12.755          $10.877
  Accumulation Unit Value at end of
   period                                    $14.574          $14.360          $12.755
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    301              143               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $32.232          $28.686          $24.495
  Accumulation Unit Value at end of
   period                                    $32.646          $32.232          $28.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                7                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.242          $12.688          $10.842
  Accumulation Unit Value at end of
   period                                    $14.411          $14.242          $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               24               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.818
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.164          $12.644          $10.818
  Accumulation Unit Value at end of
   period                                    $14.303          $14.164          $12.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    337              216               34
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.048          $12.577          $10.783
  Accumulation Unit Value at end of
   period                                    $14.143          $14.048          $12.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               14                3
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.801           $1.571           $1.457
  Accumulation Unit Value at end of
   period                                     $1.791           $1.801           $1.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.795           $1.569           $1.456
  Accumulation Unit Value at end of
   period                                     $1.781           $1.795           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.791           $1.567           $1.456
  Accumulation Unit Value at end of
   period                                     $1.776           $1.791           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.761          $15.571          $14.485
  Accumulation Unit Value at end of
   period                                    $17.573          $17.761          $15.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.761          $15.571          $14.485
  Accumulation Unit Value at end of
   period                                    $17.573          $17.761          $15.571
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.753           $1.542           $1.437
  Accumulation Unit Value at end of
   period                                     $1.730           $1.753           $1.542
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

80

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.319           $1.207           $1.156
  Accumulation Unit Value at end of
   period                                     $1.501           $1.319           $1.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    338              275              107
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.315           $1.205           $1.155
  Accumulation Unit Value at end of
   period                                     $1.492           $1.315           $1.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               19               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.312           $1.204           $1.155
  Accumulation Unit Value at end of
   period                                     $1.488           $1.312           $1.204
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     86               33               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.010          $11.958          $11.490
  Accumulation Unit Value at end of
   period                                    $14.723          $13.010          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.010          $11.958          $11.490
  Accumulation Unit Value at end of
   period                                    $14.723          $13.010          $11.958
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               14                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.284           $1.184           $1.140
  Accumulation Unit Value at end of
   period                                     $1.449           $1.284           $1.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               29               18
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.822           $1.508           $1.437
  Accumulation Unit Value at end of
   period                                     $1.862           $1.822           $1.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    319              175               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.816           $1.506           $1.436
  Accumulation Unit Value at end of
   period                                     $1.851           $1.816           $1.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                8                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.812           $1.505           $1.436
  Accumulation Unit Value at end of
   period                                     $1.846           $1.812           $1.505
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     93               25                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.968          $14.946          $14.286
  Accumulation Unit Value at end of
   period                                    $18.266          $17.968          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.968          $14.946          $14.286
  Accumulation Unit Value at end of
   period                                    $18.266          $17.968          $14.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     12                9                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.774           $1.480           $1.417
  Accumulation Unit Value at end of
   period                                     $1.798           $1.774           $1.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               13                8

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.818           $1.664           $1.453
  Accumulation Unit Value at end of
   period                                     $1.886           $1.818           $1.664
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.811           $1.661           $1.452
  Accumulation Unit Value at end of
   period                                     $1.876           $1.811           $1.661
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                5               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.808           $1.660           $1.452
  Accumulation Unit Value at end of
   period                                     $1.870           $1.808           $1.660
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.924          $16.491          $14.446
  Accumulation Unit Value at end of
   period                                    $18.507          $17.924          $16.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.924          $16.491          $14.446
  Accumulation Unit Value at end of
   period                                    $18.507          $17.924          $16.491
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.770           $1.633           $1.433
  Accumulation Unit Value at end of
   period                                     $1.822           $1.770           $1.633
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA BALANCED FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.050           $0.968           $0.908
  Accumulation Unit Value at end of
   period                                     $1.105           $1.050           $0.968
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               29                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.046           $0.967           $0.908
  Accumulation Unit Value at end of
   period                                     $1.098           $1.046           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.020           $0.944           $0.887
  Accumulation Unit Value at end of
   period                                     $1.070           $1.020           $0.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.964           $0.908
  Accumulation Unit Value at end of
   period                                     $1.089           $1.040           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               62                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.040           $0.964           $0.908
  Accumulation Unit Value at end of
   period                                     $1.089           $1.040           $0.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     53               62                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.924           $0.871
  Accumulation Unit Value at end of
   period                                     $1.038           $0.994           $0.924
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

82

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.227           $1.119
  Accumulation Unit Value at end of
   period                                     $1.457           $1.364           $1.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.359           $1.225           $1.118
  Accumulation Unit Value at end of
   period                                     $1.449           $1.359           $1.225
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3                3
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.350           $1.218           $1.113
  Accumulation Unit Value at end of
   period                                     $1.438           $1.350           $1.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               84               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.351           $1.222           $1.118
  Accumulation Unit Value at end of
   period                                     $1.437           $1.351           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               59               18
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.351           $1.222           $1.118
  Accumulation Unit Value at end of
   period                                     $1.437           $1.351           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               59               18
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.330           $1.206           $1.105
  Accumulation Unit Value at end of
   period                                     $1.409           $1.330           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.436           $1.310           $1.125
  Accumulation Unit Value at end of
   period                                     $1.573           $1.436           $1.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    254              150               39
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.308           $1.125
  Accumulation Unit Value at end of
   period                                     $1.564           $1.430           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    106               35               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.020           $0.934           $0.803
  Accumulation Unit Value at end of
   period                                     $1.114           $1.020           $0.934
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     39               31               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.422           $1.305           $1.124
  Accumulation Unit Value at end of
   period                                     $1.551           $1.422           $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              200              116
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.422           $1.305           $1.124
  Accumulation Unit Value at end of
   period                                     $1.551           $1.422           $1.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    204              200              116
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.994           $0.914           $0.789
  Accumulation Unit Value at end of
   period                                     $1.080           $0.994           $0.914
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               16                8
EVERGREEN VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.003           $1.649           $1.414
  Accumulation Unit Value at end of
   period                                     $2.273           $2.003           $1.649
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    175              116               16

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.996           $1.646           $1.414
  Accumulation Unit Value at end of
   period                                     $2.260           $1.996           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               20               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.220           $1.007           $0.866
  Accumulation Unit Value at end of
   period                                     $1.381           $1.220           $1.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.985           $1.642           $1.413
  Accumulation Unit Value at end of
   period                                     $2.241           $1.985           $1.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163               92               36
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.985           $1.642           $1.413
  Accumulation Unit Value at end of
   period                                     $2.241           $1.985           $1.642
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    163               92               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.189           $0.987           $0.851
  Accumulation Unit Value at end of
   period                                     $1.339           $1.189           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5                6
EVERGREEN VA OMEGA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.851           $0.813           $0.721
  Accumulation Unit Value at end of
   period                                     $0.939           $0.851           $0.813
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128               27               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.847           $0.812           $0.721
  Accumulation Unit Value at end of
   period                                     $0.934           $0.847           $0.812
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $0.652           $0.625           $0.556
  Accumulation Unit Value at end of
   period                                     $0.718           $0.652           $0.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     59               59               50
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.843           $0.810           $0.721
  Accumulation Unit Value at end of
   period                                     $0.926           $0.843           $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.843           $0.810           $0.721
  Accumulation Unit Value at end of
   period                                     $0.926           $0.843           $0.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.635           $0.612           $0.546
  Accumulation Unit Value at end of
   period                                     $0.696           $0.635           $0.612
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
EVERGREEN VA SPECIAL VALUES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.140           $1.785           $1.555
  Accumulation Unit Value at end of
   period                                     $1.953           $2.140           $1.785
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,649            1,123              260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.132           $1.782           $1.554
  Accumulation Unit Value at end of
   period                                     $1.942           $2.132           $1.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    306              233              144
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.633           $1.366           $1.192
  Accumulation Unit Value at end of
   period                                     $1.485           $1.633           $1.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    294              170               36

84

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.121           $1.777           $1.553
  Accumulation Unit Value at end of
   period                                     $1.925           $2.121           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,503            1,475              861
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.121           $1.777           $1.553
  Accumulation Unit Value at end of
   period                                     $1.925           $2.121           $1.777
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,503            1,475              861
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.597           $1.342           $1.175
  Accumulation Unit Value at end of
   period                                     $1.445           $1.597           $1.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               89               77
HUNTINGTON VA DIVIDEND CAPTURE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.387           $1.331
  Accumulation Unit Value at end of
   period                                     $1.478           $1.596           $1.387
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,248              398               76
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.590           $1.385           $1.331
  Accumulation Unit Value at end of
   period                                     $1.469           $1.590           $1.385
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               81                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.596           $1.392           $1.338
  Accumulation Unit Value at end of
   period                                     $1.474           $1.596           $1.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387               33               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.822          $13.825          $13.312
  Accumulation Unit Value at end of
   period                                    $14.580          $15.822          $13.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               64               17
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.822          $13.825          $13.312
  Accumulation Unit Value at end of
   period                                    $14.580          $15.822          $13.825
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               64               17
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.562           $1.369           $1.321
  Accumulation Unit Value at end of
   period                                     $1.435           $1.562           $1.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142                1               --
HUNTINGTON VA GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $0.905           $0.851           $0.821
  Accumulation Unit Value at end of
   period                                     $1.024           $0.905           $0.851
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              134               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $0.902           $0.850           $0.821
  Accumulation Unit Value at end of
   period                                     $1.018           $0.902           $0.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     81               87               46
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.278           $1.206           $1.166
  Accumulation Unit Value at end of
   period                                     $1.442           $1.278           $1.206
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.673          $11.980          $11.598
  Accumulation Unit Value at end of
   period                                    $14.270          $12.673          $11.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.673          $11.980          $11.598
  Accumulation Unit Value at end of
   period                                    $14.270          $12.673          $11.980
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.251           $1.186           $1.151
  Accumulation Unit Value at end of
   period                                     $1.405           $1.251           $1.186
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     25                7               --
HUNTINGTON VA INCOME EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.378           $1.240           $1.200
  Accumulation Unit Value at end of
   period                                     $1.372           $1.378           $1.240
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    588              172               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.373           $1.238           $1.199
  Accumulation Unit Value at end of
   period                                     $1.364           $1.373           $1.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               31               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.487           $1.343           $1.301
  Accumulation Unit Value at end of
   period                                     $1.477           $1.487           $1.343
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     29               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.745          $13.341          $12.946
  Accumulation Unit Value at end of
   period                                    $14.611          $14.745          $13.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               16                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.745          $13.341          $12.946
  Accumulation Unit Value at end of
   period                                    $14.611          $14.745          $13.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               16                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.456           $1.321           $1.284
  Accumulation Unit Value at end of
   period                                     $1.438           $1.456           $1.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19                4               --
HUNTINGTON VA INTERNATIONAL EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.430          $11.630          $10.097
  Accumulation Unit Value at end of
   period                                    $16.198          $14.430          $11.630
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    102               38                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.385          $11.617          $10.095
  Accumulation Unit Value at end of
   period                                    $16.115          $14.385          $11.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                3                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.362          $11.610          $10.094
  Accumulation Unit Value at end of
   period                                    $16.073          $14.362          $11.610
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.567           $1.270           $1.105
  Accumulation Unit Value at end of
   period                                     $1.751           $1.567           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              172               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.567           $1.270           $1.105
  Accumulation Unit Value at end of
   period                                     $1.751           $1.567           $1.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              172               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.249          $11.576          $10.089
  Accumulation Unit Value at end of
   period                                    $15.867          $14.249          $11.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               --               --

86

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA MACRO 100 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.156           $1.092           $0.958
  Accumulation Unit Value at end of
   period                                     $1.108           $1.156           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    578              267               38
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.152           $1.090           $0.957
  Accumulation Unit Value at end of
   period                                     $1.102           $1.152           $1.090
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37                1               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.147           $1.087           $0.955
  Accumulation Unit Value at end of
   period                                     $1.097           $1.147           $1.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.141           $1.084           $0.954
  Accumulation Unit Value at end of
   period                                     $1.089           $1.141           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              165                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.141           $1.084           $0.954
  Accumulation Unit Value at end of
   period                                     $1.089           $1.141           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              165                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.133           $1.079           $0.951
  Accumulation Unit Value at end of
   period                                     $1.078           $1.133           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     20                1               --
HUNTINGTON VA MID CORP AMERICA FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.660           $1.569           $1.374
  Accumulation Unit Value at end of
   period                                     $1.781           $1.660           $1.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              302               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.654           $1.567           $1.373
  Accumulation Unit Value at end of
   period                                     $1.771           $1.654           $1.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               70               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.739           $1.648           $1.446
  Accumulation Unit Value at end of
   period                                     $1.860           $1.739           $1.648
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     63               34               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.238          $16.375          $14.382
  Accumulation Unit Value at end of
   period                                    $18.403          $17.238          $16.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               29                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.238          $16.375          $14.382
  Accumulation Unit Value at end of
   period                                    $18.403          $17.238          $16.375
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33               29                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.702           $1.621           $1.427
  Accumulation Unit Value at end of
   period                                     $1.811           $1.702           $1.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     90               35               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.455          $10.007          $10.034
  Accumulation Unit Value at end of
   period                                    $10.720          $10.455          $10.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               28                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.422           $9.996          $10.032
  Accumulation Unit Value at end of
   period                                    $10.665          $10.422           $9.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                5               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.405           $9.990          $10.031
  Accumulation Unit Value at end of
   period                                    $10.637          $10.405           $9.990
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.034           $1.039
  Accumulation Unit Value at end of
   period                                     $1.096           $1.074           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              148                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.074           $1.034           $1.039
  Accumulation Unit Value at end of
   period                                     $1.096           $1.074           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225              148                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.323           $9.961          $10.026
  Accumulation Unit Value at end of
   period                                    $10.500          $10.323           $9.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                3               --
HUNTINGTON VA NEW ECONOMY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.716           $1.577           $1.360
  Accumulation Unit Value at end of
   period                                     $1.905           $1.716           $1.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    829              370               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.710           $1.575           $1.360
  Accumulation Unit Value at end of
   period                                     $1.894           $1.710           $1.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               60                9
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.826           $1.683           $1.455
  Accumulation Unit Value at end of
   period                                     $2.020           $1.826           $1.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     57               11               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $18.102          $16.721          $14.471
  Accumulation Unit Value at end of
   period                                    $19.992          $18.102          $16.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               19                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $18.102          $16.721          $14.471
  Accumulation Unit Value at end of
   period                                    $19.992          $18.102          $16.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     26               19                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.787           $1.656           $1.436
  Accumulation Unit Value at end of
   period                                     $1.968           $1.787           $1.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               33               --

88

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.510           $1.279           $1.129
  Accumulation Unit Value at end of
   period                                     $1.625           $1.510           $1.279
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    286               85                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.504           $1.277           $1.128
  Accumulation Unit Value at end of
   period                                     $1.616           $1.504           $1.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               28               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.764           $1.500           $1.326
  Accumulation Unit Value at end of
   period                                     $1.894           $1.764           $1.500
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.493          $14.898          $13.186
  Accumulation Unit Value at end of
   period                                    $18.737          $17.493          $14.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.493          $14.898          $13.186
  Accumulation Unit Value at end of
   period                                    $18.737          $17.493          $14.898
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.727           $1.475           $1.308
  Accumulation Unit Value at end of
   period                                     $1.844           $1.727           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               35               --
HUNTINGTON VA SITUS SMALL CAP FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.349           $1.304           $1.086
  Accumulation Unit Value at end of
   period                                     $1.482           $1.349           $1.304
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    867              427               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.344           $1.302           $1.086
  Accumulation Unit Value at end of
   period                                     $1.474           $1.344           $1.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               96               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.339           $1.298           $1.084
  Accumulation Unit Value at end of
   period                                     $1.467           $1.339           $1.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    101               47               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.294           $1.082
  Accumulation Unit Value at end of
   period                                     $1.456           $1.332           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              405              105
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.332           $1.294           $1.082
  Accumulation Unit Value at end of
   period                                     $1.456           $1.332           $1.294
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    465              405              105
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.322           $1.289           $1.079
  Accumulation Unit Value at end of
   period                                     $1.441           $1.322           $1.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    110               44               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,128            4,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.318
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    410              481
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.312
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,631            3,965
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,507            6,897
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,823            4,001
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,046            1,892
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.262
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    203              268
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.255
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,443            1,504
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,984            2,381
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,435            1,311
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --
  Accumulation Unit Value at end of
   period                                     $9.789               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --

90

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --
  Accumulation Unit Value at end of
   period                                     $9.784               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --
  Accumulation Unit Value at end of
   period                                     $9.781               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --
  Accumulation Unit Value at end of
   period                                     $9.775               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --
  Accumulation Unit Value at end of
   period                                     $9.775               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --
  Accumulation Unit Value at end of
   period                                     $9.767               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,035            1,101
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.618
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    211              217
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.602
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    620              692
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,459            2,669
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    964            1,006
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53,104           29,884
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.086
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,115            4,473
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,344           13,911

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54,991           45,031
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,812           18,954
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,270            2,232
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.795
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851            1,266
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.786
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,938              675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,686            2,772
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498            1,243
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    160               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.384
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               18
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.369
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111

92

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    117              111
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    128              127
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,210            4,974
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.479
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    379              361
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.472
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,875            4,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,498            8,591
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,572            4,515
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    407              134
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.832
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.796
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               90
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              193
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              109

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,853            4,018
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $12.328
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              576
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $12.241
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,717            2,743
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,554            5,527
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,392            2,550
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,965           16,908
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.078
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,264            2,164
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.072
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,599           16,259
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 26,898           26,457
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,387           10,568
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,138            2,781

94

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.386
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    562              490
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.291
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,156            2,165
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,635            3,352
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,470            1,363
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    709               79
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               12
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    225                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    351               16
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    109               29
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,980              885
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.646
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    182               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.643
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              128

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,822              775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308              154
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,326              866
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $14.005
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              178
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.906
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              822
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,625            1,378
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    463              421
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    902              659
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $18.184
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              147
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $18.055
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    406              460
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,367            1,285

96

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              418
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,565            8,039
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.063
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,680            1,631
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $12.970
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,517            5,731
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,944           19,287
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,458            4,490
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,554            7,464
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.448
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,818            1,743
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.360
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,872            6,112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,663           14,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,830            4,880

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,850            2,766
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $14.878
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              583
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $14.773
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,686            1,740
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,961            4,877
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,204            1,268
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    775              471
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $18.684
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    118               97
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $18.552
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    288              256
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    919              700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    218              172

98

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    461              313
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.041
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               43
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.026
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148               80
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    394              360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               82
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20,982           13,732
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $14.497
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,079            1,796
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $14.435
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,803            2,930
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,166           19,327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,505            3,535
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,112              895

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.698
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              140
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.652
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    401              361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,629            1,614
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    651              616
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170               93
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.541
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               16
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.525
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     75               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31               16
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,350            4,260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $14.026
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    587              529
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.980
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,588            1,250

100

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,349            5,845
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.752
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,354            1,395
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --
  Accumulation Unit Value at end of
   period                                     $9.253               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --
  Accumulation Unit Value at end of
   period                                     $9.248               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --
  Accumulation Unit Value at end of
   period                                     $9.246               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --
  Accumulation Unit Value at end of
   period                                     $9.240               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --
  Accumulation Unit Value at end of
   period                                     $9.240               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --
  Accumulation Unit Value at end of
   period                                     $9.233               --  (a)
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $11.599
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    969              591
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.022
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    105              116
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $11.937
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    687              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $6.865
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,648            1,520
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $11.614
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              426
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,126            1,409
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.766
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    303              340
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.661
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,005              867
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,315            1,900
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    826              749
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,415           16,822
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.103
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,733            2,792
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.096
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,644           10,746
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,452           30,403
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,220            5,550

102

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18               21
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.272
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     70               74
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.213
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    151              215
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               97
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               32
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    195               98
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.486
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    100               92
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.433
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    209              325
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    527              177
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     76               49
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     58               35

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.861
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               14
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $13.762
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     54               56
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    111              112
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     46               32
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    835              586
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $12.052
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    131              135
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.966
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    605              709
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    794              707
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    372              333
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    132               87
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.536
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     87               98

104

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.482
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    201              301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    181              180
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     92               62
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,802            1,871
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.809
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    488              447
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.747
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,110              991
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,980            3,850
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,220            1,172
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              449
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.368
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     83               94
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.336
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    426              506
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              513
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    453              433
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,310              909
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $11.583
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              171
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $11.500
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    526              472
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,321            2,253
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    495              518
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    641              177
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269           $9.962
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     38               30
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.948
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    177               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    458              226
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     89               29

106

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    300               57
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.168
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $13.151
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     71               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              129
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     48               13
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     32               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.280
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.265
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               10
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               32
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                7

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,616            3,959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $13.146
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    831              770
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $13.053
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,467            2,222
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,125            7,399
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,070            1,991
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    807              373
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $15.435
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     72               69
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $15.385
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    223              137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    638              486
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              225
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2

108

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.598           $4.059
  Accumulation Unit Value at end of
   period                                     $5.391           $4.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.590           $4.053
  Accumulation Unit Value at end of
   period                                     $5.376           $4.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.438           $8.169
  Accumulation Unit Value at end of
   period                                    $11.398           $9.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.421           $8.157
  Accumulation Unit Value at end of
   period                                    $11.366           $9.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.504
  Accumulation Unit Value at end of
   period                                    $12.947          $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.626          $11.487
  Accumulation Unit Value at end of
   period                                    $12.911          $12.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.662          $11.311
  Accumulation Unit Value at end of
   period                                    $11.901          $11.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.641          $11.294
  Accumulation Unit Value at end of
   period                                    $11.867          $11.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.029           $6.261
  Accumulation Unit Value at end of
   period                                     $8.477           $7.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.016           $6.252
  Accumulation Unit Value at end of
   period                                     $8.453           $7.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

110

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.888           $9.500
  Accumulation Unit Value at end of
   period                                    $12.452          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.486
  Accumulation Unit Value at end of
   period                                    $12.417          $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,814            1,001
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $17.951
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    161              151
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $17.892
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              373
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,586            1,370
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              489

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,553            6,695
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $15.618
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,279            1,211
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $15.507
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,139            2,076
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,385           10,624
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,134            2,125
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    454              304
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $17.577
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               66
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $17.453
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    216              198
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    661              568
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    170              165
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,379            2,739

112

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              533
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $12.215
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,192            1,167
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,767            4,966
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,495            1,596
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,032            6,655
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.936
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,188            1,106
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.837
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,528            1,620
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,657           10,184
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,750            1,945
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.681          $10.262
  Accumulation Unit Value at end of
   period                                    $13.142          $11.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.675          $10.261
  Accumulation Unit Value at end of
   period                                    $13.122          $11.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.964          $11.172
  Accumulation Unit Value at end of
   period                                    $13.753          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.940          $11.156
  Accumulation Unit Value at end of
   period                                    $13.714          $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.920          $15.203
  Accumulation Unit Value at end of
   period                                    $16.272          $16.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.889          $15.180
  Accumulation Unit Value at end of
   period                                    $16.226          $16.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4

114

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.971          $15.268
  Accumulation Unit Value at end of
   period                                    $17.132          $16.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.940          $15.246
  Accumulation Unit Value at end of
   period                                    $17.084          $16.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --



(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.301           $1.187           $1.017
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357           $1.301           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992            4,739            1,547
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.291           $1.190               --
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344           $1.291               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659            1,662            1,916               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.287           $1.178           $1.011
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338           $1.287           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297           11,385           13,222           11,005
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.486           $1.335           $1.285           $1.176           $1.011
  Accumulation Unit Value at end of
   period                                     $1.484           $1.486           $1.335           $1.285           $1.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23,789           25,947           26,828           30,328           25,644
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.278           $1.179               --
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110           12,119               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.278           $1.188               --
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327           $1.278               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110           12,119               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.463           $1.318           $1.272           $1.168           $1.005
  Accumulation Unit Value at end of
   period                                     $1.456           $1.463           $1.318           $1.272           $1.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,250           20,671           24,221           28,262           24,695
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.268           $1.181               --
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312           $1.268               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129            8,833               --
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.260           $1.198           $1.022
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353           $1.260           $1.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789              630              268
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.251           $1.167               --
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341           $1.251               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939              402              353               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.247           $1.189           $1.016
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335           $1.247           $1.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294            2,155            2,355            2,010
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.392           $1.332           $1.245           $1.187           $1.016
  Accumulation Unit Value at end of
   period                                     $1.533           $1.392           $1.332           $1.245           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,278           10,175            4,360            4,435            3,869
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.239           $1.156               --
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645            2,461               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.239           $1.203               --
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323           $1.239               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645            2,461               --

116

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.370           $1.315           $1.233           $1.179           $1.010
  Accumulation Unit Value at end of
   period                                     $1.504           $1.370           $1.315           $1.233           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,011            9,258            4,182            4,875            4,862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.228           $1.196               --
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308           $1.228               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710            1,509               --
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.548               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.780               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.544               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.771               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632               --               --
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628               --               --
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524                1               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627               --               --
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557                5               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.787          $10.273           $9.626               --               --
  Accumulation Unit Value at end of
   period                                    $12.529          $11.787          $10.273               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,609            4,021               10               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623               --               --
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.722          $10.247           $9.621               --               --
  Accumulation Unit Value at end of
   period                                    $12.423          $11.722          $10.247               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,743            2,055                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618               --               --
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4               --               --
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092           $1.079           $1.094
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095           $1.092           $1.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647           10,436            1,425
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084           $1.085               --
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739            7,203            3,680               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080           $1.071           $1.088
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080           $1.080           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808           26,304           22,799           20,695
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.098           $1.078           $1.079           $1.070           $1.087
  Accumulation Unit Value at end of
   period                                     $1.147           $1.098           $1.078           $1.079           $1.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133,743           90,282           59,642           44,900           31,448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.073           $1.075               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350           27,054               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.073           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071           $1.073               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350           27,054               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.080           $1.064           $1.068           $1.062           $1.081
  Accumulation Unit Value at end of
   period                                     $1.126           $1.080           $1.064           $1.068           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40,866           35,410           35,306           34,941           34,186
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.064           $1.064               --
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059           $1.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527           26,008               --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.428           $1.167           $0.970
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662           $1.428           $1.167
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186              504               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.418           $1.283               --
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646           $1.418               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499              396               87               --

118

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.413           $1.159           $0.964
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639           $1.413           $1.159
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146            2,228            1,133              342
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.062           $1.636           $1.411           $1.157           $0.964
  Accumulation Unit Value at end of
   period                                     $2.326           $2.062           $1.636           $1.411           $1.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24,642            8,925            3,337            2,059            1,233
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.271               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816            1,528               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.404           $1.188               --
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625           $1.404               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816            1,528               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.030           $1.615           $1.397           $1.149           $0.959
  Accumulation Unit Value at end of
   period                                     $2.283           $2.030           $1.615           $1.397           $1.149
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,667            4,199            3,647            1,991            1,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.392           $1.181               --
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607           $1.392               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195            1,002               --
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456               --               --
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453               --               --
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58                2               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451               --               --
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283                2               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.401          $10.732           $9.450               --               --
  Accumulation Unit Value at end of
   period                                    $12.962          $11.401          $10.732               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    680              551               17               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448               --               --
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.338          $10.705           $9.445               --               --
  Accumulation Unit Value at end of
   period                                    $12.852          $11.338          $10.705               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518              559                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.427           $1.271           $1.111
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515           $1.427           $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356            3,972            1,441
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.417           $1.333               --
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501           $1.417               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769            2,995            2,518               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.412           $1.261           $1.104
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495           $1.412           $1.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389           14,960           14,319           11,083
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.631           $1.491           $1.410           $1.260           $1.103
  Accumulation Unit Value at end of
   period                                     $1.757           $1.631           $1.491           $1.410           $1.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 31,745           30,309           28,216           26,952           19,586
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.320               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511           11,541               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.403           $1.278               --
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482           $1.403               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511           11,541               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.606           $1.472           $1.396           $1.251           $1.097
  Accumulation Unit Value at end of
   period                                     $1.724           $1.606           $1.472           $1.396           $1.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,871           21,534           24,851           26,309           22,447
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.391           $1.271               --
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465           $1.391               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800            8,936               --
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $11.647          $10.790          $10.288
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423          $11.647          $10.790
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102               42                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $11.619          $10.731               --
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368          $11.619               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53               22                7               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $11.605          $10.783          $10.286
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341          $11.605          $10.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327              123               78                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.233          $12.327          $11.598          $10.782          $10.286
  Accumulation Unit Value at end of
   period                                    $14.719          $14.233          $12.327          $11.598          $10.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,626              629              224              167               27
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $10.697               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313              207               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $11.577          $11.064               --
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287          $11.577               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313              207               --

120

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.097          $12.246          $11.556          $10.775          $10.284
  Accumulation Unit Value at end of
   period                                    $14.534          $14.097          $12.246          $11.556          $10.775
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    457              321              160              141               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $11.535          $11.054               --
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205          $11.535               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235              190               --
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.993          $11.220          $10.120
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913          $11.993          $11.220
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027            3,097              808
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.963          $10.533               --
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781          $10.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952            2,891            2,351               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.903          $10.231           $9.244
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705          $10.903          $10.231
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265           11,476           11,007            8,151
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.486          $11.963          $11.149          $10.467           $9.460
  Accumulation Unit Value at end of
   period                                    $14.127          $13.486          $11.963          $11.149          $10.467
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,116           18,748           16,418           15,320           11,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.648               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375            5,921               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $11.078          $10.487               --
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869          $11.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375            5,921               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.905          $11.482          $10.733          $10.107           $9.151
  Accumulation Unit Value at end of
   period                                    $13.478          $12.905          $11.482          $10.733          $10.107
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,091            9,844            9,555            9,961            8,216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.694          $10.151               --
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424          $10.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926            3,923               --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.997           $0.921           $0.790
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055           $0.997           $0.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979           25,004            7,529
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.989           $0.929               --
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045           $0.989               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576           17,788           15,747               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.986           $0.913           $0.785
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040           $0.986           $0.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980           76,680           75,252           57,297
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.198           $1.038           $0.984           $0.912           $0.784
  Accumulation Unit Value at end of
   period                                     $1.201           $1.198           $1.038           $0.984           $0.912
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                149,898          140,470          127,132          122,339           94,254

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704           51,922               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.979           $0.925               --
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031           $0.979               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704           51,922               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.024           $0.974           $0.905           $0.780
  Accumulation Unit Value at end of
   period                                     $1.178           $1.178           $1.024           $0.974           $0.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,720           81,808           83,622           90,105           77,474
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.970           $0.919               --
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018           $0.970               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846           32,185               --
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.499          $12.943          $12.513
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530          $13.499          $12.943
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438            1,368              343
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $13.166          $13.061               --
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169          $13.166               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438            1,340            1,087               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $13.094          $12.592          $12.195
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084          $13.094          $12.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010            6,387            6,390            6,217
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.271          $12.617          $12.633          $12.155          $11.775
  Accumulation Unit Value at end of
   period                                    $13.482          $13.271          $12.617          $12.633          $12.155
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 13,705           11,090            9,884            9,533            8,410
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.459               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944            3,658               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.553          $12.184               --
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518          $12.553               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944            3,658               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.460          $12.835          $12.890          $12.439          $12.072
  Accumulation Unit Value at end of
   period                                    $13.632          $13.460          $12.835          $12.890          $12.439
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,398            6,215            6,164            6,542            5,817
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.843          $12.500               --
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769          $12.843               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197            2,523               --
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35               --               --               --

122

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.198          $10.025               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.951          $10.198               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,498               68               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.191          $10.022               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.911          $10.191               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    518               79               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --               --               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --               --               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.893           $9.988               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.066          $10.893               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,496            3,703               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.986               --               --               --
  Accumulation Unit Value at end of
   period                                    $12.003          $10.868               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,622            1,194               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --               --               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.752          $10.496           $8.622
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227          $11.752          $10.496
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643              882              238
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.790          $10.942               --
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243          $11.790               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865              869              761               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.725          $10.504           $8.643
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157          $11.725          $10.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235            3,266            3,089            2,483
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.126          $10.241           $9.132           $8.184           $6.736
  Accumulation Unit Value at end of
   period                                    $13.691          $12.126          $10.241           $9.132           $8.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,397            7,455            5,723            5,064            3,677
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.425               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763            2,617               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $9.074           $8.260               --
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161           $9.074               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763            2,617               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.235          $12.907          $11.543          $10.376           $8.555
  Accumulation Unit Value at end of
   period                                    $17.151          $15.235          $12.907          $11.543          $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,732            2,685            2,488            2,435            1,976
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.501          $10.499               --
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841          $11.501               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321              924               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.187          $11.057           $8.281
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308          $13.187          $11.057
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858              438              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.930          $12.513               --
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193          $13.930               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383              397              371               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.853          $11.651           $8.741
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081          $13.853          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547            1,535            1,361            1,011
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.426          $12.648          $10.263           $8.636           $6.481
  Accumulation Unit Value at end of
   period                                    $18.415          $15.426          $12.648          $10.263           $8.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,779            4,357            3,050            2,520            1,829
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $9.165               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605            1,580               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.198           $8.946               --
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549          $10.198               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605            1,580               --

124

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.375          $16.756          $13.637          $11.509           $8.652
  Accumulation Unit Value at end of
   period                                    $24.251          $20.375          $16.756          $13.637          $11.509
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,910            1,973            1,871            1,534            1,024
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.588          $11.953               --
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671          $13.588               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308              773               --
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.997          $10.810           $9.337
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753          $11.997          $10.810
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675            4,937            1,622
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.508          $10.639               --
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165          $11.508               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883            4,837            4,071               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.445          $10.342           $8.949
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080          $11.445          $10.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524           19,458           18,755           15,275
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.884           $9.121           $7.985           $7.219           $6.248
  Accumulation Unit Value at end of
   period                                    $10.917           $9.884           $9.121           $7.985           $7.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64,996           52,801           41,182           39,176           30,880
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.338               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889           19,704               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.934           $7.361               --
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050           $7.934               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889           19,704               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.862          $12.831          $11.266          $10.217           $8.858
  Accumulation Unit Value at end of
   period                                    $15.265          $13.862          $12.831          $11.266          $10.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,968           20,465           21,100           22,080           18,446
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $11.225          $10.443               --
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765          $11.225               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600           10,695               --
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $13.223          $12.143          $10.422
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806          $13.223          $12.143
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763            5,476            1,524
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.720          $10.993               --
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213          $11.720               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223            6,116            5,305               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.656          $10.736           $9.231
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134          $11.656          $10.736
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476           20,433           19,977           16,196
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.928          $12.297          $11.819          $10.891           $9.367
  Accumulation Unit Value at end of
   period                                    $14.384          $13.928          $12.297          $11.819          $10.891
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45,387           37,282           30,950           29,107           22,985

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.021               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755           14,281               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.744          $11.065               --
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201          $11.744               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755           14,281               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.441          $11.903          $11.474          $10.605           $9.137
  Accumulation Unit Value at end of
   period                                    $13.839          $13.441          $11.903          $11.474          $10.605
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,545           20,994           21,333           22,158           18,549
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $11.432          $10.801               --
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842          $11.432               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290           11,516               --
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $11.074           $9.407           $7.437
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275          $11.074           $9.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813            1,396              250
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.600          $10.613               --
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878          $11.600               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440            1,359            1,080               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.537           $9.830           $7.784
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788          $11.537           $9.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450            4,144            3,811            2,886
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.330          $10.541           $8.824           $7.522           $5.958
  Accumulation Unit Value at end of
   period                                    $14.549          $12.330          $10.541           $8.824           $7.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,479           12,259            8,328            7,186            4,448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $8.026               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479            4,277               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.768           $7.636               --
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458           $8.768               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479            4,277               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.774          $13.526          $11.357           $9.710           $7.705
  Accumulation Unit Value at end of
   period                                    $18.558          $15.774          $13.526          $11.357           $9.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,369            4,113            3,487            3,048            1,967
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $11.316           $9.882               --
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457          $11.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129            2,231               --
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.962          $12.766          $10.155
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823          $14.962          $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563              212               51
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $14.064          $12.790               --
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720          $14.064               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323              280              207               --

126

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.987          $11.970           $9.538
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611          $13.987          $11.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137            1,047              858              619
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.464          $15.698          $13.224          $11.323           $9.025
  Accumulation Unit Value at end of
   period                                    $26.599          $20.464          $15.698          $13.224          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,778            2,530            1,542            1,030              649
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.956               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135              609               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $13.140          $11.430               --
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575          $13.140               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135              609               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.179          $16.295          $13.769          $11.824           $9.442
  Accumulation Unit Value at end of
   period                                    $27.447          $21.179          $16.295          $13.769          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,434            1,267              987              744              467
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.719          $11.966               --
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212          $13.719               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604              412               --
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408               --               --
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405               --               --
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               34               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404               --               --
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52               19               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.808          $10.450           $9.403               --               --
  Accumulation Unit Value at end of
   period                                    $12.148          $10.808          $10.450               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,352              746              239               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400               --               --
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.749          $10.424           $9.398               --               --
  Accumulation Unit Value at end of
   period                                    $12.045          $10.749          $10.424               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    213              102               51               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396               --               --
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.504          $12.022          $10.500
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537          $13.504          $12.022
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384            2,089              413
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $13.426          $12.764               --
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431          $13.426               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904            1,431              408               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $13.390          $11.956          $10.461
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382          $13.390          $11.956
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794            6,192            4,694            2,073
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.357          $13.372          $11.946          $10.455
  Accumulation Unit Value at end of
   period                                    $15.839          $15.528          $13.357          $13.372          $11.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 35,938           21,983           12,895            8,362            4,539
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.668               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487            4,544               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $13.318          $12.065               --
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284          $13.318               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487            4,544               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.312          $13.211          $13.265          $11.886          $10.421
  Accumulation Unit Value at end of
   period                                    $15.572          $15.312          $13.211          $13.265          $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,124            7,699            6,867            6,373            4,557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $13.217          $12.007               --
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144          $13.217               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083            4,107               --
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $11.061          $10.388           $9.177
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029          $11.061          $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928              421               42
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.997          $10.300               --
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942          $10.997               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326              224               48               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.968          $10.331           $9.142
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902          $10.968          $10.331
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914              878              594              217
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.882          $10.953          $10.322           $9.137
  Accumulation Unit Value at end of
   period                                    $12.392          $11.865          $10.882          $10.953          $10.322
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,208            2,681            1,776            1,200              435
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.223               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951              995               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.909          $10.481               --
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823          $10.909               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951              995               --

128

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.700          $10.763          $10.866          $10.270           $9.107
  Accumulation Unit Value at end of
   period                                    $12.183          $11.700          $10.763          $10.866          $10.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,091            1,015              944              814              448
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.826          $10.430               --
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708          $10.826               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481              939               --
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708               --               --
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704               --               --
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38               22               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703               --               --
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81               35               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.748          $10.284           $9.702               --               --
  Accumulation Unit Value at end of
   period                                    $11.520          $11.748          $10.284               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    529              277               47               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699               --               --
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.683          $10.259           $9.697               --               --
  Accumulation Unit Value at end of
   period                                    $11.422          $11.683          $10.259               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233               83               20               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695               --               --
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11               --               --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $13.254          $12.103          $10.476
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525          $13.254          $12.103
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468            1,108              199
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $13.210          $12.344               --
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453          $13.210               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777              548              142               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $13.188          $12.079          $10.473
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417          $13.188          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775            2,205            1,629              438
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.429          $13.399          $13.177          $12.075          $10.473
  Accumulation Unit Value at end of
   period                                    $14.761          $15.429          $13.399          $13.177          $12.075
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,008            8,977            4,409            3,103            1,340

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.288               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897            2,537               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $13.144          $12.202               --
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345          $13.144               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897            2,537               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.260          $13.292          $13.111          $12.051          $10.470
  Accumulation Unit Value at end of
   period                                    $14.555          $15.260          $13.292          $13.111          $12.051
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,902            3,344            2,528            2,245            1,211
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $13.078          $12.174               --
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239          $13.078               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842            2,050               --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.249               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.244               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.245               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.237               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $11.675          $10.616           $8.778
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070          $11.675          $10.616
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688              414              145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $12.141          $11.282               --
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526          $12.141               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              551              557              567               --

130

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $12.074          $11.011           $9.121
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445          $12.074          $11.011
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,713            1,889            1,963            2,101            1,892
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.718           $7.223           $7.011           $6.397           $5.300
  Accumulation Unit Value at end of
   period                                     $8.441           $7.718           $7.223           $7.011           $6.397
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,327            6,285            5,544            6,030            5,370
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.477               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674            2,154               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.966           $6.572               --
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166           $6.966               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674            2,154               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.006          $12.208          $11.886          $10.877           $9.028
  Accumulation Unit Value at end of
   period                                    $14.182          $13.006          $12.208          $11.886          $10.877
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,307            2,614            2,819            3,331            2,748
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $11.842          $11.202               --
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145          $11.842               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979              838               --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.856          $13.687          $12.843
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910          $14.856          $13.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394              627              174
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.383          $14.018               --
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407          $14.383               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635              585              448               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.304          $13.219          $12.425
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314          $14.304          $13.219
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382            2,394            2,086            1,432
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.676          $13.758          $13.755          $12.718          $11.958
  Accumulation Unit Value at end of
   period                                    $15.324          $14.676          $13.758          $13.755          $12.718
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,395            5,698            4,184            3,360            2,620
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $13.328               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536            1,172               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.668          $12.782               --
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650          $13.668               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536            1,172               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.934          $14.041          $14.081          $13.058          $12.299
  Accumulation Unit Value at end of
   period                                    $15.546          $14.934          $14.041          $14.081          $13.058
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,075            2,856            2,811            2,689            2,229
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $14.030          $13.157               --
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970          $14.030               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845            1,249               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.077           $1.081           $1.086
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093           $1.077           $1.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654            4,047            1,569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.071           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084           $1.071               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071            4,007            3,013               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.065           $1.073           $1.079
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077           $1.065           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252           26,062           31,860           35,889
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.024           $1.013           $1.020           $1.026
  Accumulation Unit Value at end of
   period                                     $1.087           $1.054           $1.024           $1.013           $1.020
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 95,715           50,457           32,249           30,215           32,704
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896           10,727               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.006           $1.014               --
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016           $1.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896           10,727               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $1.057           $1.048           $1.060           $1.068
  Accumulation Unit Value at end of
   period                                     $1.116           $1.085           $1.057           $1.048           $1.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50,471           32,390           24,469           25,907           28,160
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045           $1.056               --
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052           $1.045               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174           10,273               --
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $9.031           $9.002           $8.113           $7.184
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139           $9.031           $9.002           $8.113
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61               65               63               37
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.400           $8.390           $7.723               --
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413           $8.400           $8.390               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              215              257              311               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.346           $8.344           $7.543           $6.691
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342           $8.346           $8.344           $7.543
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    446              662              857            1,014            1,131
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.073           $6.322           $6.323           $5.719           $5.075
  Accumulation Unit Value at end of
   period                                     $7.729           $7.073           $6.322           $6.323           $5.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    556              727              966            1,265            1,463
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.787               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264              335              420               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.272           $6.283           $5.842               --
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007           $6.272           $6.283               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264              335              420               --

132

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.132           $8.187           $8.214           $7.451           $6.623
  Accumulation Unit Value at end of
   period                                     $9.949           $9.132           $8.187           $8.214           $7.451
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    258              311              379              530              500
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $8.145           $8.184           $7.631               --
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072           $8.145           $8.184               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72               77               75               --
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $7.568           $6.791           $6.037
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153           $7.568           $6.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81               63               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $7.430           $6.769               --
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988           $7.430               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              363              420               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $7.389           $6.650           $5.922
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936           $7.389           $6.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556              710              773              819
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.611           $5.290           $4.927           $4.437           $3.952
  Accumulation Unit Value at end of
   period                                     $6.684           $5.611           $5.290           $4.927           $4.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,181              916              951            1,045            1,079
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.462               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475              447               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.896           $4.551               --
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248           $4.896               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475              447               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.233           $7.785           $7.274           $6.570           $5.862
  Accumulation Unit Value at end of
   period                                     $9.779           $8.233           $7.785           $7.274           $6.570
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    543              517              494              497              536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $7.248           $6.755               --
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745           $7.248               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189              168               --
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.593          $10.792           $9.284
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378          $12.593          $10.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71               32                5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.957          $10.948               --
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677          $11.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53               48               47               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.891          $10.221           $8.808
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595          $11.891          $10.221
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175              154              161              115
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.958          $11.412          $10.780           $9.270           $7.992
  Accumulation Unit Value at end of
   period                                    $14.985          $13.958          $11.412          $10.780           $9.270
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    378              321              199              207              158

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.813               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142              108               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.712           $9.381               --
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323          $10.712               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142              108               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.066          $12.355          $11.706          $10.097           $8.719
  Accumulation Unit Value at end of
   period                                    $16.125          $15.066          $12.355          $11.706          $10.097
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    267              313              294              224              218
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.663          $10.243               --
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292          $11.663               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80               58               --
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $12.102          $11.238          $10.338
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198          $12.102          $11.238
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473              331              131
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.694          $11.497               --
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762          $11.694               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283              301              307               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.630          $10.832           $9.982
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686          $11.630          $10.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406            1,602            1,945            2,018
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.815          $11.763          $10.962          $10.105
  Accumulation Unit Value at end of
   period                                    $12.827          $12.820          $11.815          $11.763          $10.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,578            2,507            2,543            2,830            2,749
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.498               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910              817               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.689          $11.002               --
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722          $11.689               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910              817               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.402          $11.464          $11.448          $10.700           $9.881
  Accumulation Unit Value at end of
   period                                    $12.372          $12.402          $11.464          $11.448          $10.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,418            1,732            1,909            2,241            2,318
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.407          $10.766               --
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405          $11.407               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569              514               --
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $8.108           $7.527           $6.906
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358           $8.108           $7.527
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169              117               73
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.699           $7.126               --
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921           $7.699               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559              656              811               --

134

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.656           $7.129           $6.553
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869           $7.656           $7.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681              872            1,047            1,212
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.534           $6.178           $6.014           $5.602           $5.151
  Accumulation Unit Value at end of
   period                                     $7.153           $6.534           $6.178           $6.014           $5.602
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,654            1,833            1,961            2,030            1,983
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.533               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752              641               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.975           $5.701               --
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129           $5.975               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752              641               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.140           $7.719           $7.537           $7.042           $6.487
  Accumulation Unit Value at end of
   period                                     $8.885           $8.140           $7.719           $7.537           $7.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    673              808              906            1,034              986
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.510           $7.184               --
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680           $7.510               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229              188               --
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.428           $8.581           $7.685
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981           $9.428           $8.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720              796               65
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $8.312           $7.692               --
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782           $8.312               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305            1,168              917               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $8.266           $7.547           $6.771
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726           $8.266           $7.547
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328            2,267            1,825            1,145
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.592           $8.634           $8.184           $7.475           $6.709
  Accumulation Unit Value at end of
   period                                    $10.402           $9.592           $8.634           $8.184           $7.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,208            6,654            4,443            3,224            1,714
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.530               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439            2,242               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $8.132           $7.523               --
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567           $8.132               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439            2,242               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.480           $8.559           $8.137           $7.455           $6.702
  Accumulation Unit Value at end of
   period                                    $10.250           $9.480           $8.559           $8.137           $7.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,836            2,373            2,199            2,072            1,402
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $8.108           $7.521               --
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516           $8.108               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168            2,074               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.952           $5.266           $4.500
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055           $5.952           $5.266
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746              426              162
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.888           $5.403               --
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978           $5.888               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395              431              421               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.863           $5.203           $4.454
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946           $5.863           $5.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674            2,125            2,213            2,059
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.465           $6.413           $6.326           $5.617           $4.809
  Accumulation Unit Value at end of
   period                                     $6.980           $6.465           $6.413           $6.326           $5.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,647            2,782            3,117            3,665            3,361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.771               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384            1,326               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $6.286           $5.861               --
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362           $6.286               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384            1,326               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.871           $5.841           $5.779           $5.147           $4.415
  Accumulation Unit Value at end of
   period                                     $6.320           $5.871           $5.841           $5.779           $5.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,022            2,492            2,899            3,306            2,843
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.758           $5.384               --
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811           $5.758               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061              861               --
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $13.135          $12.498          $10.467
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638          $13.135          $12.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759              370               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $12.017          $10.897               --
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453          $12.017               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451              329              188               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $11.951          $11.406           $9.569
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372          $11.951          $11.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416            1,342            1,278            1,095
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.114           $8.188           $7.913           $7.556           $6.341
  Accumulation Unit Value at end of
   period                                     $9.186           $9.114           $8.188           $7.913           $7.556
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,775            5,496            3,107            2,543            1,753
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.134               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619            1,396               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $7.863           $7.944               --
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124           $7.863               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619            1,396               --

136

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.468          $12.136          $11.764          $11.267           $9.472
  Accumulation Unit Value at end of
   period                                    $13.533          $13.468          $12.136          $11.764          $11.267
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,500            1,431            1,345            1,259            1,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $11.722          $11.875               --
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074          $11.722               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323              909               --
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983               --               --
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980               --               --
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50               11               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109               38               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.241          $10.012           $9.978               --               --
  Accumulation Unit Value at end of
   period                                    $10.493          $10.241          $10.012               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,215              725               99               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975               --               --
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.186           $9.988           $9.973               --               --
  Accumulation Unit Value at end of
   period                                    $10.404          $10.186           $9.988               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    450              126               41               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971               --               --
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9               --               --
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23                5               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76               20               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.761          $11.957          $10.019               --               --
  Accumulation Unit Value at end of
   period                                    $16.373          $14.761          $11.957               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    802              288               14               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.687          $11.933          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.242          $14.687          $11.933               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    282              163                5               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018               --               --
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22               --               --
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472               --               --
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469               --               --
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468               --               --
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36               21               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.498          $10.586           $9.467               --               --
  Accumulation Unit Value at end of
   period                                    $12.797          $11.498          $10.586               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    180               79               17               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464               --               --
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.435          $10.559           $9.462               --               --
  Accumulation Unit Value at end of
   period                                    $12.688          $11.435          $10.559               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               40               20               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459               --               --
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2               --               --
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.861          $12.621          $11.713
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061          $13.861          $12.621
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478            1,549              357
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.812          $12.173               --
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970          $12.812               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682            1,563            1,061               --

138

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.741          $11.636          $10.818
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886          $12.741          $11.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059            6,636            6,178            5,267
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.429          $12.207          $12.076          $11.034          $10.261
  Accumulation Unit Value at end of
   period                                    $13.759          $13.429          $12.207          $12.076          $11.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 19,439           15,381           12,403           11,042            8,862
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.406               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099            4,773               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.999          $11.126               --
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111          $11.999               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099            4,773               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.864          $12.641          $12.543          $11.495          $10.708
  Accumulation Unit Value at end of
   period                                    $14.163          $13.864          $12.641          $12.543          $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,550            7,050            7,525            7,408            6,700
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.497          $11.620               --
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576          $12.497               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513            3,232               --
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.912          $12.242          $10.607
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639          $13.912          $12.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383              135               43
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.865          $12.892               --
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561          $13.865               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134               68               10               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.842          $12.218          $10.604
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522          $13.842          $12.218
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528              355              244               72
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.230          $14.503          $13.831          $12.214          $10.604
  Accumulation Unit Value at end of
   period                                    $18.279          $17.230          $14.503          $13.831          $12.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,134            1,544              726              479              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.834               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484              234               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.796          $12.330               --
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445          $13.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484              234               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.042          $14.387          $13.761          $12.189          $10.601
  Accumulation Unit Value at end of
   period                                    $18.025          $17.042          $14.387          $13.761          $12.189
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,136              790              542              411              216
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.727          $12.302               --
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330          $13.727               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404              284               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.496          $12.431          $10.546
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585          $14.496          $12.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959              239               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.448          $13.344               --
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497          $14.448               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294              198               17               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.424          $12.407          $10.543
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453          $14.424          $12.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299              993              480              126
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.879          $16.431          $14.412          $12.402          $10.542
  Accumulation Unit Value at end of
   period                                    $21.859          $19.879          $16.431          $14.412          $12.402
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,390            3,646            1,754              943              359
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $13.283               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772              538               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.376          $12.549               --
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366          $14.376               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772              538               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.661          $16.300          $14.340          $12.377          $10.539
  Accumulation Unit Value at end of
   period                                    $21.555          $19.661          $16.300          $14.340          $12.377
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,925            1,473            1,128              638              323
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.304          $12.521               --
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235          $14.304               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167              453               --
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.295          $13.764          $12.081
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683          $15.295          $13.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738            1,145              260
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.651          $12.732               --
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859          $13.651               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524            1,298              817               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.576          $12.254          $10.774
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763          $13.576          $12.254
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545            6,334            5,658            4,507
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.495          $14.173          $13.040          $11.776          $10.357
  Accumulation Unit Value at end of
   period                                    $16.782          $16.495          $14.173          $13.040          $11.776
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,739           15,947           11,562           10,001            7,652
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $12.090               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872            4,081               --

140

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.957          $11.842               --
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062          $12.957               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872            4,081               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.805          $14.482          $13.364          $12.105          $10.665
  Accumulation Unit Value at end of
   period                                    $17.045          $16.805          $14.482          $13.364          $12.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,090            7,282            6,967            6,982            5,838
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.316          $12.204               --
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408          $13.316               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064            2,935               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.862          $12.067           $8.935
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733          $14.862          $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418              219               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.796          $11.432               --
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096          $12.796               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206              200              168               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.725          $10.363           $7.687
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992          $12.725          $10.363
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720              675              440              316
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.326          $19.265          $15.338          $12.497           $9.273
  Accumulation Unit Value at end of
   period                                    $30.872          $24.326          $19.265          $15.338          $12.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,760            1,331              890              613              350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $13.623               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824              356               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.240          $12.800               --
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114          $15.240               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824              356               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.749          $15.687          $12.527          $10.237           $7.609
  Accumulation Unit Value at end of
   period                                    $24.989          $19.749          $15.687          $12.527          $10.237
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    822              812              755              446              315
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.481          $10.512               --
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607          $12.481               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668              233               --
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $11.136           $9.523           $7.775
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104          $11.136           $9.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501            1,328              105
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.607           $9.671               --
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506          $10.607               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844              642              217               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.549           $9.048           $7.401
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432          $10.549           $9.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536            2,492            1,933              729

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.081          $10.956          $10.115           $8.680           $7.102
  Accumulation Unit Value at end of
   period                                    $14.848          $13.081          $10.956          $10.115           $8.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,394            7,550            5,638            4,445            1,781
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $9.168               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726            3,406               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870          $10.051           $8.822               --
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870          $10.051               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726            3,406               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.349          $11.214          $10.385           $8.938           $7.326
  Accumulation Unit Value at end of
   period                                    $15.108          $13.349          $11.214          $10.385           $8.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,881            2,789            2,559            2,336            1,301
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.347           $9.107               --
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157          $10.347               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865            2,813               --
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $13.223          $11.552           $9.590
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202          $13.223          $11.552
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176              849              167
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.289          $11.312               --
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172          $12.289               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059              858              330               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $12.221          $10.708           $8.905
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087          $12.221          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386            3,293            2,567            1,647
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.486          $12.932          $12.082          $10.592           $8.811
  Accumulation Unit Value at end of
   period                                    $15.583          $15.486          $12.932          $12.082          $10.592
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,543           10,310            6,490            4,246            2,366
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $11.057               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766            2,114               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $12.006          $10.750               --
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830          $12.006               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766            2,114               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.328          $12.838          $12.031          $10.578           $8.815
  Accumulation Unit Value at end of
   period                                    $15.377          $15.328          $12.838          $12.031          $10.578
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,821            3,629            3,349            3,108            2,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.987          $10.763               --
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772          $11.987               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014            1,923               --

142

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.357           $1.247
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515           $1.357
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195            4,992
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.344           $1.237
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498           $1.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659            1,662
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.338           $1.232
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490           $1.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297           11,385
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.327           $1.223
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475           $1.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253           14,110
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.312           $1.212
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453           $1.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457           10,129
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.353           $1.175
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419           $1.353
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651              789
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.341           $1.165
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403           $1.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939              402
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.335           $1.161
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396           $1.335
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294            2,155
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.323           $1.153
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381           $1.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382            2,645
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.308           $1.142
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361           $1.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407            1,710
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.303           $9.632
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863          $10.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337               10
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.286           $9.628
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819          $10.286
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524                1
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.277           $9.627
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798          $10.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.260           $9.623
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754          $10.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.234           $9.618
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690          $10.234
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770                4
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.095           $1.092
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119           $1.095
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385           23,647
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.085           $1.084
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739            7,203
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100           $1.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808           26,304

144

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.071           $1.072
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089           $1.071
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221           48,350
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.059           $1.062
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566           37,527
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.662           $1.397
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102           $1.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283            1,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.646           $1.386
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079           $1.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499              396
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.639           $1.381
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068           $1.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146            2,228
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.625           $1.371
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046           $1.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735            3,816
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.607           $1.358
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016           $1.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836            2,195
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.764           $9.456
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474          $10.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166                2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.746           $9.453
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432          $10.746
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.737           $9.451
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411          $10.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.719           $9.448
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.692           $9.443
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307          $10.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210                7
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.515           $1.395
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186            6,356
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.501           $1.383
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644           $1.501
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769            2,995
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.495           $1.378
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635           $1.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389           14,960
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.482           $1.369
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618           $1.482
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353           15,511
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.465           $1.356
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595           $1.465
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932           11,800
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.423          $10.812
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394          $12.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358              102
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.368          $10.779
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302          $12.368
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.341          $10.762
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256          $12.341
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327              123
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.287          $10.729
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165          $12.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610              313
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.205          $10.679
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029          $12.205
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267              235

146

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $12.913          $11.768
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608          $12.913
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835            5,027
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $11.781          $10.751
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301          $11.781
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952            2,891
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $11.705          $10.689
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265           11,476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $11.869          $10.853
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360          $11.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300            8,375
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.424          $10.466
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820          $11.424
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899            4,926
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.055           $0.956
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180           39,979
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.045           $0.948
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208           $1.045
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576           17,788
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.040           $0.944
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980           76,680
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.031           $0.937
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188           $1.031
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628           66,704
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.018           $0.927
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170           $1.018
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200           39,846
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.530          $13.310
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281          $13.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880            2,438

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.169          $12.972
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872          $13.169
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438            1,340
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.084          $12.897
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769          $13.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010            6,387
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.518          $12.356
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147          $12.518
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418            4,944
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.769          $12.629
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371          $12.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215            3,197
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028               --
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026               --
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025               --
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023               --
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021               --
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48               --
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.990               --
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.989               --
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.988               --
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815               --

148

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.987               --
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.985               --
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560               --
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $13.227          $11.285
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715          $13.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602            1,643
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $13.243          $11.314
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703          $13.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865              869
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.157          $11.248
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585          $13.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235            3,266
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.161           $8.698
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013          $10.161
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330            3,763
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $12.841          $11.014
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135          $12.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456            1,321
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $16.308          $13.174
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960          $16.308
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410              858
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $17.193          $13.907
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000          $17.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383              397
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $17.081          $13.826
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843          $17.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547            1,535
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $12.549          $10.171
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282          $12.549
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005            2,605

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $16.671          $13.538
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241          $16.671
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225            1,308
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.753          $11.567
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955          $13.753
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681            8,675
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.165          $11.088
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287          $13.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883            4,837
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $13.080          $11.023
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181          $13.080
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524           19,458
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $9.050           $7.637
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792           $9.050
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246           28,889
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.765          $10.794
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770          $12.765
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143           13,600
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $13.806          $12.649
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692          $13.806
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912            9,763
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.213          $11.204
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853          $12.213
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223            6,116
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.134          $11.139
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750          $12.134
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476           20,433
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.201          $11.216
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798          $12.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685           21,755
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $11.842          $10.908
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352          $11.842
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895           15,290

150

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $13.275          $10.766
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583          $13.275
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853            2,813
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $13.878          $11.270
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258          $13.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440            1,359
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $13.788          $11.204
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137          $13.788
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450            4,144
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $10.458           $8.510
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215          $10.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753            6,479
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $13.457          $10.971
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670          $13.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210            3,129
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $17.823          $14.766
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315          $17.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045              563
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $16.720          $13.871
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829          $16.720
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323              280
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $16.611          $13.790
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665          $16.611
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137            1,047
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $15.575          $12.947
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273          $15.575
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360            1,135
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $16.212          $13.503
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039          $16.212
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693              604
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.480           $9.408
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878          $10.480
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378              108

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.463           $9.405
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838          $10.463
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.454           $9.404
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818          $10.454
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52               19
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778          $10.437           $9.400
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778          $10.437
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333              204
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719          $10.411           $9.396
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719          $10.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50               32
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $13.537          $13.057
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791          $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651            5,384
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $13.431          $12.973
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637          $13.431
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904            1,431
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $13.382          $12.934
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564          $13.382
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794            6,192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $13.284          $12.856
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419          $13.284
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232           10,487
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $13.144          $12.746
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211          $13.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986            6,083
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $11.029          $10.613
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066          $11.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569              928
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.942          $10.544
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948          $10.942
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326              224
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.902          $10.512
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893          $10.902
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914              878

152

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.823          $10.449
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782          $10.823
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303            1,951
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.708          $10.359
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622          $10.708
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472            1,481
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.315           $9.708
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824          $10.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185               58
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.297           $9.704
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780          $10.297
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38               22
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.289           $9.703
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759          $10.289
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81               35
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.272           $9.699
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716          $10.272
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132               88
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.246           $9.695
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651          $10.246
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29               11
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $13.525          $12.810
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628          $13.525
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616            2,468
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $13.453          $12.759
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514          $13.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777              548
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.417          $12.734
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457          $13.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775            2,205
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.345          $12.683
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344          $13.345
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669            4,897

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.176          $13.239          $12.607
  Accumulation Unit Value at end of
   period                                    $14.454          $15.176          $13.239
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,833            3,074            2,842
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.254               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.253               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.251               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.248               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.250               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.246               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.247               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.240               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.243               --               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.943          $12.070          $10.504
  Accumulation Unit Value at end of
   period                                    $14.205          $12.943          $12.070
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,799            1,096              688
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.406          $12.526          $10.915
  Accumulation Unit Value at end of
   period                                    $14.683          $13.406          $12.526
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              551              557
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.305          $12.445          $10.852
  Accumulation Unit Value at end of
   period                                    $14.559          $13.305          $12.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,713            1,889            1,963
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.646           $7.166           $6.257
  Accumulation Unit Value at end of
   period                                     $8.350           $7.646           $7.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,543            3,280            2,674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.920          $12.145          $10.626
  Accumulation Unit Value at end of
   period                                    $14.067          $12.920          $12.145
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,053              896              979

154

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $14.910          $14.583
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961          $14.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423            1,394
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.407          $14.110
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392          $14.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635              585
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.314          $14.027
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277          $14.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382            2,394
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.650          $13.395
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539          $13.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932            2,536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $13.970          $13.736
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835          $13.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827            1,845
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.093           $1.080
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129           $1.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188            6,654
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.084           $1.073
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118           $1.084
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071            4,007
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.077           $1.067
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110           $1.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252           26,062
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.016           $1.007
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044           $1.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480           16,896
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.052           $1.045
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078           $1.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931           11,174
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $8.153           $6.894
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679           $8.153
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153               81

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
-------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.988           $6.763
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486           $7.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302              363
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.936           $6.724
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423           $7.936
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556              710
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $5.248           $4.452
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558           $5.248
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442              475
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.745           $6.584
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179           $7.745
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $13.378          $12.168
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420          $13.378
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128               71
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $12.677          $11.545
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528          $12.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53               48
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $12.595          $11.478
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412          $12.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175              154
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $11.323          $10.333
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828          $11.323
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197              142
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $12.292          $11.239
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966          $12.292
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129               80
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.198          $11.734
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282          $12.198
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617              473
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $11.762          $11.330
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783          $11.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283              301
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.686          $11.265
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687          $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406            1,602

156

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.722          $11.314
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701          $11.722
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952              910
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.405          $11.030
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321          $11.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612              569
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $8.358           $7.590
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871           $8.358
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216              169
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.921           $7.202
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390           $7.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559              656
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.869           $7.160
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327           $7.869
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681              872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $6.129           $5.585
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473           $6.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663              752
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.680           $7.011
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086           $7.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211              229
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127           $9.981           $9.053
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127           $9.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211            1,720
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.782           $7.976
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771           $8.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305            1,168
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.726           $7.930
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698           $8.726
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328            2,267
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.567           $7.796
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502           $8.567
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320            4,439

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.516           $7.765
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417           $8.516
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137            3,168
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $6.055           $5.306
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126           $6.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691              746
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.978           $5.246
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036           $5.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395              431
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.946           $5.221
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998           $5.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674            2,125
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $6.362           $5.594
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405           $6.362
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295            1,384
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.811           $5.120
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832           $5.811
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985            1,061
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $13.638          $11.343
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233          $13.638
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776              759
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $12.453          $10.371
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881          $12.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451              329
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $12.372          $10.310
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778          $12.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416            1,342
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $8.124           $6.779
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029           $8.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779            2,619
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $12.074          $10.096
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379          $12.074
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385            1,323

158

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307          $10.040           $9.983
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307          $10.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456               62
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269          $10.024           $9.980
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269          $10.024
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50               11
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251          $10.016           $9.978
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251          $10.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109               38
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214          $10.000           $9.975
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214          $10.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.975           $9.971
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158           $9.975
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76                9
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $11.985          $10.019
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847          $11.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118               25
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $11.969          $10.019
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798          $11.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23                5
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $11.961          $10.019
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773          $11.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $11.945          $10.018
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724          $11.945
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192               83
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $11.921          $10.018
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650          $11.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58               22

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.617           $9.472
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572          $10.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140               48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.599           $9.469
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530          $10.599
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.590           $9.468
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508          $10.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36               21
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.573           $9.464
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466          $10.573
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163               33
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.546           $9.459
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403          $10.546
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12                2
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.061          $13.598
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523          $14.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316            3,478
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $12.970          $12.560
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290          $12.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682            1,563
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $12.886          $12.487
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183          $12.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059            6,636
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.111          $11.752
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303          $12.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376            8,099
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.576          $12.227
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773          $12.576
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321            4,513
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $14.639          $13.768
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453          $14.639
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949              383

160

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $14.561          $13.713
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325          $14.561
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134               68
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $14.522          $13.686
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262          $14.522
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528              355
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $14.445          $13.631
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136          $14.445
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876              484
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $14.330          $13.549
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948          $14.330
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499              404
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $16.585          $14.600
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136          $16.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145              959
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $16.497          $14.541
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988          $16.497
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294              198
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $16.453          $14.512
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915          $16.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299              993
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $16.366          $14.454
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770          $16.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449            1,772
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $16.235          $14.367
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553          $16.235
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194            1,167
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $16.683          $15.153
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484          $16.683
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008            2,738
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $14.859          $13.515
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320          $14.859
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524            1,298
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $14.763          $13.436
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191          $14.763
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545            6,334

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.062          $12.815
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342          $14.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358            6,872
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $14.408          $13.157
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694          $14.408
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035            4,064
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $18.733          $14.727
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737          $18.733
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608              418
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $16.096          $12.671
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355          $16.096
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206              200
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $15.992          $12.597
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203          $15.992
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720              675
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $19.114          $15.077
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099          $19.114
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044              824
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $15.607          $12.335
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618          $15.607
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617              668
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.104          $10.823
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502          $12.104
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897            2,501
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $11.506          $10.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759          $11.506
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844              642
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $11.432          $10.243
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536            2,492
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $10.870           $9.752
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959          $10.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308            5,726

162

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.157          $10.030
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261          $11.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665            3,865
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $14.202          $12.979
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068          $14.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876            2,176
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.172          $12.054
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798          $13.172
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059              858
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.087          $11.983
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680          $13.087
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386            3,293
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $12.830          $11.764
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342          $12.830
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774            4,766
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $12.772          $11.734
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227          $12.772
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021            3,014



(a)  Inception date November 12, 2007.

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.152           $1.068           $0.994
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193           $1.152           $1.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54               57               34
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.148           $1.082               --
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187           $1.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.142           $1.062           $0.989
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179           $1.142           $1.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.298           $1.178           $1.141           $1.061           $0.989
  Accumulation Unit Value at end of
   period                                     $1.373           $1.298           $1.178           $1.141           $1.061
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    238              241              309              291              141
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.071               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192              137               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.136           $1.075               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192              137               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.279           $1.164           $1.131           $1.055           $0.985
  Accumulation Unit Value at end of
   period                                     $1.349           $1.279           $1.164           $1.131           $1.055
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21               21               21               21               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.127           $1.070               --
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.079           $0.984           $0.892
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098           $1.079           $0.984
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3                3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.076           $1.007               --
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092           $1.076               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.070           $0.978           $0.888
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085           $1.070           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.084           $1.069           $0.978           $0.888
  Accumulation Unit Value at end of
   period                                     $1.264           $1.301           $1.084           $1.069           $0.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    199              190               70               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.997               --
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.065           $0.990               --
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078           $1.065               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7               --               --

164

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.282           $1.071           $1.060           $0.972           $0.883
  Accumulation Unit Value at end of
   period                                     $1.242           $1.282           $1.071           $1.060           $0.972
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     19               13               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.056           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066           $1.056               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524               --               --
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522               --               --
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521               --               --
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.660          $11.233          $10.521               --               --
  Accumulation Unit Value at end of
   period                                    $15.226          $12.660          $11.233               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     14               12               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519               --               --
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.600          $11.213          $10.518               --               --
  Accumulation Unit Value at end of
   period                                    $15.108          $12.600          $11.213               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                3               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516               --               --
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.155           $1.054           $0.957
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201           $1.155           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94               42               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.151           $1.078               --
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195           $1.151               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               46               45               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.145           $1.048           $0.952
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187           $1.145           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               76               52               35               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.382           $1.186           $1.144           $1.048           $0.952
  Accumulation Unit Value at end of
   period                                     $1.396           $1.382           $1.186           $1.144           $1.048
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    561              514              404               83                4

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.067               --
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324               47               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.139           $1.061               --
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178           $1.139               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324               47               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.172           $1.134           $1.042           $0.948
  Accumulation Unit Value at end of
   period                                     $1.372           $1.361           $1.172           $1.134           $1.042
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     42               42                8               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.130           $1.055               --
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166           $1.130               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18               --               --
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.125           $1.040           $0.904
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217           $1.125           $1.040
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112               50               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.121           $1.030               --
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211           $1.121               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               49               52               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.115           $1.034           $0.899
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203           $1.115           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               24                7               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.427           $1.202           $1.114           $1.034           $0.899
  Accumulation Unit Value at end of
   period                                     $1.581           $1.427           $1.202           $1.114           $1.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    480              457              267               64                3
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.020               --
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.110           $1.031               --
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195           $1.110               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.406           $1.188           $1.105           $1.028           $0.895
  Accumulation Unit Value at end of
   period                                     $1.553           $1.406           $1.188           $1.105           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     41               44               16                8               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.101           $1.025               --
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182           $1.101               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $1.017           $0.951           $0.892
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981           $1.017           $0.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $1.014           $0.942               --
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976           $1.014               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --

166

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $1.009           $0.946           $0.888
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970           $1.009           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.101           $0.969           $1.008           $0.946           $0.887
  Accumulation Unit Value at end of
   period                                     $1.108           $1.101           $0.969           $1.008           $0.946
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2                9               12                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.933               --
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54               39               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $1.003           $0.955               --
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963           $1.003               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54               39               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.085           $0.957           $0.999           $0.940           $0.883
  Accumulation Unit Value at end of
   period                                     $1.088           $1.085           $0.957           $0.999           $0.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.995           $0.950               --
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952           $0.995               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $1.016           $0.997           $0.958
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059           $1.016           $0.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142              104               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $1.012           $0.947               --
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054           $1.012               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               50               45               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $1.007           $0.991           $0.954
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047           $1.007           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               21                6               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.052           $1.045           $1.006           $0.991           $0.953
  Accumulation Unit Value at end of
   period                                     $1.113           $1.052           $1.045           $1.006           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    666              655              492              285               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.938               --
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345               53               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $1.002           $0.998               --
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039           $1.002               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345               53               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.037           $1.033           $0.997           $0.985           $0.949
  Accumulation Unit Value at end of
   period                                     $1.093           $1.037           $1.033           $0.997           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               35                8               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.994           $0.993               --
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028           $0.994               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.984           $0.991           $0.994
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996           $0.984           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40                7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.981           $0.981               --
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991           $0.981               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.976           $0.985           $0.989
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985           $0.976           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.010           $0.983           $0.975           $0.985           $0.989
  Accumulation Unit Value at end of
   period                                     $1.038           $1.010           $0.983           $0.975           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,785              604              423              582               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.971               --
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971           $0.981               --
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977           $0.971               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.995           $0.972           $0.966           $0.979           $0.984
  Accumulation Unit Value at end of
   period                                     $1.020           $0.995           $0.972           $0.966           $0.979
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.963           $0.976               --
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967           $0.963               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24               16               --
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330               --               --
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328               --               --
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327               --               --
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.950          $10.831          $10.326               --               --
  Accumulation Unit Value at end of
   period                                    $12.528          $11.950          $10.831               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325               --               --
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1               --               --

168

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.812          $10.323               --               --
  Accumulation Unit Value at end of
   period                                    $12.431          $11.893          $10.812               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322               --               --
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $1.108           $0.987           $0.913
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162           $1.108           $0.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128               74               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $1.105           $0.995               --
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156           $1.105               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               41               34               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $1.099           $0.982           $0.908
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148           $1.099           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.147           $1.098           $0.982           $0.908
  Accumulation Unit Value at end of
   period                                     $1.549           $1.384           $1.147           $1.098           $0.982
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    331              312              150               47               20
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $0.985               --
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317              128               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $1.093           $1.032               --
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140           $1.093               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317              128               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.364           $1.133           $1.088           $0.976           $0.904
  Accumulation Unit Value at end of
   period                                     $1.521           $1.364           $1.133           $1.088           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     36               39               19               14               13
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $1.084           $1.027               --
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128           $1.084               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25               --               --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825               --               --
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823               --               --
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822               --               --
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.739          $12.076          $10.822               --               --
  Accumulation Unit Value at end of
   period                                    $13.414          $13.739          $12.076               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3                3               --               --               --

-------------------------------------------------------------------------------


                                                                        AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820               --               --
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.674          $12.054          $10.819               --               --
  Accumulation Unit Value at end of
   period                                    $13.310          $13.674          $12.054               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2               --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817               --               --
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044               --               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.151           $1.118           $1.097
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158           $1.151           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152              110               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.148           $1.146               --
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152           $1.148               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               73               67               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.142           $1.112           $1.092
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144           $1.142           $1.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               39               12                6               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.167           $1.143           $1.141           $1.111           $1.092
  Accumulation Unit Value at end of
   period                                     $1.218           $1.167           $1.143           $1.141           $1.111
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    936              779              477              251               48
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.135               --
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361               32               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136           $1.116               --
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136           $1.136               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361               32               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.150           $1.130           $1.131           $1.105           $1.087
  Accumulation Unit Value at end of
   period                                     $1.197           $1.150           $1.130           $1.131           $1.105
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     60               55               12               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.127           $1.110               --
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124           $1.127               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101               --               --

170

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.320           $1.193           $1.122
  Accumulation Unit Value at end of
   period                                     $1.401           $1.320           $1.193
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     79               84               54
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.310           $1.187           $1.118
  Accumulation Unit Value at end of
   period                                     $1.388           $1.310           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.301           $1.179           $1.111
  Accumulation Unit Value at end of
   period                                     $1.377           $1.301           $1.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.289           $1.171           $1.105
  Accumulation Unit Value at end of
   period                                     $1.361           $1.289           $1.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152              160              192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.271           $1.158           $1.095
  Accumulation Unit Value at end of
   period                                     $1.338           $1.271           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.323           $1.098           $1.063
  Accumulation Unit Value at end of
   period                                     $1.290           $1.323           $1.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    112               15                3
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.313           $1.092           $1.059
  Accumulation Unit Value at end of
   period                                     $1.278           $1.313           $1.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               24               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.304           $1.085           $1.053
  Accumulation Unit Value at end of
   period                                     $1.267           $1.304           $1.085
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.292           $1.078           $1.047
  Accumulation Unit Value at end of
   period                                     $1.253           $1.292           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               82                7
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.274           $1.066           $1.038
  Accumulation Unit Value at end of
   period                                     $1.232           $1.274           $1.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT DISCOVERY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.731          $11.256          $10.524
  Accumulation Unit Value at end of
   period                                    $15.364          $12.731          $11.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                2               --

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.691          $11.242          $10.522
  Accumulation Unit Value at end of
   period                                    $15.285          $12.691          $11.242
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.670          $11.236          $10.521
  Accumulation Unit Value at end of
   period                                    $15.246          $12.670          $11.236
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.630          $11.223          $10.519
  Accumulation Unit Value at end of
   period                                    $15.167          $12.630          $11.223
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                4                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.570          $11.203          $10.516
  Accumulation Unit Value at end of
   period                                    $15.050          $12.570          $11.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.405           $1.201           $1.140
  Accumulation Unit Value at end of
   period                                     $1.425           $1.405           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    388              201               94
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.395           $1.195           $1.136
  Accumulation Unit Value at end of
   period                                     $1.411           $1.395           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     73               46               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.384           $1.187           $1.130
  Accumulation Unit Value at end of
   period                                     $1.400           $1.384           $1.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     80               76               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.371           $1.178           $1.123
  Accumulation Unit Value at end of
   period                                     $1.384           $1.371           $1.178
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    274              260              324
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.353           $1.166           $1.113
  Accumulation Unit Value at end of
   period                                     $1.361           $1.353           $1.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17                6               18
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.451           $1.217           $1.093
  Accumulation Unit Value at end of
   period                                     $1.613           $1.451           $1.217
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    355              215              112
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.441           $1.211           $1.089
  Accumulation Unit Value at end of
   period                                     $1.598           $1.441           $1.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               49               52
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.430           $1.203           $1.082
  Accumulation Unit Value at end of
   period                                     $1.585           $1.430           $1.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     17               24                7

172

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.417           $1.195           $1.076
  Accumulation Unit Value at end of
   period                                     $1.567           $1.417           $1.195
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    272              278              332
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.182           $1.066
  Accumulation Unit Value at end of
   period                                     $1.541           $1.397           $1.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               19
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $0.981           $0.949
  Accumulation Unit Value at end of
   period                                     $1.130           $1.119           $0.981
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     34               31               15
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.111           $0.976           $0.945
  Accumulation Unit Value at end of
   period                                     $1.120           $1.111           $0.976
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.103           $0.970           $0.940
  Accumulation Unit Value at end of
   period                                     $1.110           $1.103           $0.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.093           $0.963           $0.934
  Accumulation Unit Value at end of
   period                                     $1.098           $1.093           $0.963
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    205               59               54
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $0.952           $0.926
  Accumulation Unit Value at end of
   period                                     $1.079           $1.078           $0.952
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.069           $1.059           $0.911
  Accumulation Unit Value at end of
   period                                     $1.135           $1.069           $1.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    315              218              142
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.062           $1.054           $0.907
  Accumulation Unit Value at end of
   period                                     $1.125           $1.062           $1.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     66               50               45
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.054           $1.047           $0.902
  Accumulation Unit Value at end of
   period                                     $1.116           $1.054           $1.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               21                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.039           $0.897
  Accumulation Unit Value at end of
   period                                     $1.103           $1.044           $1.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    345              297              345

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.030           $1.028           $0.889
  Accumulation Unit Value at end of
   period                                     $1.085           $1.030           $1.028
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                7               17
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.026           $0.996           $0.986
  Accumulation Unit Value at end of
   period                                     $1.059           $1.026           $0.996
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    212               41               40
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.019           $0.991           $0.982
  Accumulation Unit Value at end of
   period                                     $1.049           $1.019           $0.991
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.011           $0.985           $0.977
  Accumulation Unit Value at end of
   period                                     $1.041           $1.011           $0.985
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.002           $0.977           $0.971
  Accumulation Unit Value at end of
   period                                     $1.029           $1.002           $0.977
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98                1               40
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $0.988           $0.967           $0.962
  Accumulation Unit Value at end of
   period                                     $1.012           $0.988           $0.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               21               24
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.016          $10.853          $10.330
  Accumulation Unit Value at end of
   period                                    $12.642          $12.016          $10.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.978          $10.841          $10.328
  Accumulation Unit Value at end of
   period                                    $12.576          $11.978          $10.841
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.959          $10.834          $10.327
  Accumulation Unit Value at end of
   period                                    $12.544          $11.959          $10.834
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.921          $10.822          $10.325
  Accumulation Unit Value at end of
   period                                    $12.479          $11.921          $10.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.865          $10.803          $10.322
  Accumulation Unit Value at end of
   period                                    $12.383          $11.865          $10.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --

174

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.407           $1.162           $0.970
  Accumulation Unit Value at end of
   period                                     $1.580           $1.407           $1.162
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    387              198              128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.397           $1.156           $0.966
  Accumulation Unit Value at end of
   period                                     $1.565           $1.397           $1.156
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               41               34
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.387           $1.148           $0.961
  Accumulation Unit Value at end of
   period                                     $1.552           $1.387           $1.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     22               15                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.374           $1.140           $0.955
  Accumulation Unit Value at end of
   period                                     $1.535           $1.374           $1.140
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    456              368              317
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.355           $1.128           $0.946
  Accumulation Unit Value at end of
   period                                     $1.509           $1.355           $1.128
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     16               18               25
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.815          $12.100          $10.825
  Accumulation Unit Value at end of
   period                                    $13.536          $13.815          $12.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.772          $12.086          $10.823
  Accumulation Unit Value at end of
   period                                    $13.466          $13.772          $12.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.079          $10.822
  Accumulation Unit Value at end of
   period                                    $13.431          $13.750          $12.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     15               13               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.706          $12.065          $10.820
  Accumulation Unit Value at end of
   period                                    $13.362          $13.706          $12.065
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     24               20               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.641          $12.044          $10.817
  Accumulation Unit Value at end of
   period                                    $13.259          $13.641          $12.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --               --
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.186           $1.158           $1.154
  Accumulation Unit Value at end of
   period                                     $1.243           $1.186           $1.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    514              213              152

-------------------------------------------------------------------------------


                                                       AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006             2005
--------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.178           $1.152           $1.150
  Accumulation Unit Value at end of
   period                                     $1.231           $1.178           $1.152
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    119               73               67
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.169           $1.144           $1.143
  Accumulation Unit Value at end of
   period                                     $1.221           $1.169           $1.144
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     61               39               12
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.158           $1.136           $1.136
  Accumulation Unit Value at end of
   period                                     $1.208           $1.158           $1.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    501              386              361
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.142           $1.124           $1.126
  Accumulation Unit Value at end of
   period                                     $1.187           $1.142           $1.124
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    210              135              101

176

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY:



                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.515           $1.332
  Accumulation Unit Value at end of
   period                                     $1.518           $1.515
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,608            6,195
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.498           $1.318
  Accumulation Unit Value at end of
   period                                     $1.498           $1.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,542            1,659
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.490           $1.312
  Accumulation Unit Value at end of
   period                                     $1.489           $1.490
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,743           10,297
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.475           $1.299
  Accumulation Unit Value at end of
   period                                     $1.470           $1.475
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,052           13,253
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.453           $1.282
  Accumulation Unit Value at end of
   period                                     $1.444           $1.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,096            8,457
AIM V.I. CAPITAL APPRECIATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.419           $1.275
  Accumulation Unit Value at end of
   period                                     $1.568           $1.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,809            2,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.403           $1.262
  Accumulation Unit Value at end of
   period                                     $1.547           $1.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    632              939
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.396           $1.255
  Accumulation Unit Value at end of
   period                                     $1.538           $1.396
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,548            5,294
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.381           $1.243
  Accumulation Unit Value at end of
   period                                     $1.519           $1.381
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,718            8,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.361           $1.227
  Accumulation Unit Value at end of
   period                                     $1.492           $1.361
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,914            4,407
AIM V.I. CAPITAL DEVELOPMENT FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.553               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.789               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.550               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.784               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.549               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.781               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.546               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.546               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.775               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.542               --  (a)
  Accumulation Unit Value at end of
   period                                     $9.767               --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.863          $10.649
  Accumulation Unit Value at end of
   period                                    $12.654          $11.863
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,217            2,337
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.819          $10.618
  Accumulation Unit Value at end of
   period                                    $12.582          $11.819
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    497              524
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.798          $10.602
  Accumulation Unit Value at end of
   period                                    $12.547          $11.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,396            1,557
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.754          $10.572
  Accumulation Unit Value at end of
   period                                    $12.476          $11.754
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,648            4,063
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.690          $10.525
  Accumulation Unit Value at end of
   period                                    $12.370          $11.690
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,511            2,770
AIM V.I. GOVERNMENT SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.119           $1.097
  Accumulation Unit Value at end of
   period                                     $1.174           $1.119
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 73,021           44,385
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.106           $1.086
  Accumulation Unit Value at end of
   period                                     $1.158           $1.106
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,962            9,739
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.100           $1.080
  Accumulation Unit Value at end of
   period                                     $1.151           $1.100
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 32,443           26,808

178

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.089           $1.070
  Accumulation Unit Value at end of
   period                                     $1.137           $1.089
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,648           58,221
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.073           $1.055
  Accumulation Unit Value at end of
   period                                     $1.117           $1.073
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 42,275           37,566
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $2.102           $1.814
  Accumulation Unit Value at end of
   period                                     $2.379           $2.102
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,825            3,283
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.079           $1.795
  Accumulation Unit Value at end of
   period                                     $2.348           $2.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    816              499
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $2.068           $1.786
  Accumulation Unit Value at end of
   period                                     $2.333           $2.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,698            3,146
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.046           $1.769
  Accumulation Unit Value at end of
   period                                     $2.304           $2.046
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,741            5,735
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $2.016           $1.746
  Accumulation Unit Value at end of
   period                                     $2.264           $2.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,062            2,836
AIM V.I. LARGE CAP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.474          $10.414
  Accumulation Unit Value at end of
   period                                    $13.091          $11.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    198              166
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.432          $10.384
  Accumulation Unit Value at end of
   period                                    $13.017          $11.432
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     78               58
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.411          $10.369
  Accumulation Unit Value at end of
   period                                    $12.980          $11.411
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              283
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.369          $10.338
  Accumulation Unit Value at end of
   period                                    $12.907          $11.369
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    290              286
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.307          $10.293
  Accumulation Unit Value at end of
   period                                    $12.797          $11.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    266              210
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.663           $1.495
  Accumulation Unit Value at end of
   period                                     $1.797           $1.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 11,271            8,186
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.644           $1.479
  Accumulation Unit Value at end of
   period                                     $1.773           $1.644
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,701            2,769
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.635           $1.472
  Accumulation Unit Value at end of
   period                                     $1.762           $1.635
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,288           13,389
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.618           $1.457
  Accumulation Unit Value at end of
   period                                     $1.740           $1.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,280           14,353
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.595           $1.438
  Accumulation Unit Value at end of
   period                                     $1.710           $1.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,600            9,932
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.394          $12.905
  Accumulation Unit Value at end of
   period                                    $14.937          $14.394
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    837              358
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.302          $12.832
  Accumulation Unit Value at end of
   period                                    $14.812          $14.302
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     67               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.256          $12.796
  Accumulation Unit Value at end of
   period                                    $14.750          $14.256
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    414              327
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.165          $12.724
  Accumulation Unit Value at end of
   period                                    $14.626          $14.165
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    909              610
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.029          $12.617
  Accumulation Unit Value at end of
   period                                    $14.443          $14.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    326              267

180

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.608          $13.529
  Accumulation Unit Value at end of
   period                                    $15.357          $14.608
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,860            6,835
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.301          $12.328
  Accumulation Unit Value at end of
   period                                    $13.955          $13.301
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,854            2,952
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.202          $12.241
  Accumulation Unit Value at end of
   period                                    $13.836          $13.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10,207           11,265
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.360          $12.397
  Accumulation Unit Value at end of
   period                                    $13.974          $13.360
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,486            9,300
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.820          $11.909
  Accumulation Unit Value at end of
   period                                    $13.369          $12.820
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,087            4,899
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.222           $1.090
  Accumulation Unit Value at end of
   period                                     $1.230           $1.222
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 67,641           55,180
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.208           $1.078
  Accumulation Unit Value at end of
   period                                     $1.213           $1.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16,818           17,576
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.201           $1.072
  Accumulation Unit Value at end of
   period                                     $1.205           $1.201
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 68,553           74,980
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.188           $1.061
  Accumulation Unit Value at end of
   period                                     $1.190           $1.188
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 71,928           73,628
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.170           $1.047
  Accumulation Unit Value at end of
   period                                     $1.169           $1.170
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 39,063           40,200
AMERICAN FUNDS BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.281          $13.769
  Accumulation Unit Value at end of
   period                                    $14.558          $14.281
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,995            3,880

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.872          $13.386
  Accumulation Unit Value at end of
   period                                    $14.114          $13.872
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,505            1,438
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.769          $13.291
  Accumulation Unit Value at end of
   period                                    $13.994          $13.769
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,860            6,010
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.147          $12.700
  Accumulation Unit Value at end of
   period                                    $13.336          $13.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,949            5,418
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.371          $12.931
  Accumulation Unit Value at end of
   period                                    $13.522          $13.371
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,400            3,215
AMERICAN FUNDS GLOBAL BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.207          $10.028
  Accumulation Unit Value at end of
   period                                    $10.999          $10.207
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    929              123
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.202          $10.026
  Accumulation Unit Value at end of
   period                                    $10.972          $10.202
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     98               35
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.199          $10.025
  Accumulation Unit Value at end of
   period                                    $10.958          $10.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    292               71
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.194          $10.023
  Accumulation Unit Value at end of
   period                                    $10.931          $10.194
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    521               93
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.187          $10.021
  Accumulation Unit Value at end of
   period                                    $10.890          $10.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    308               48
AMERICAN FUNDS GLOBAL GROWTH AND INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.921           $9.653
  Accumulation Unit Value at end of
   period                                    $12.140          $10.921
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,322            2,278
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.905           $9.646
  Accumulation Unit Value at end of
   period                                    $12.097          $10.905
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    479              201

182

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.897           $9.643
  Accumulation Unit Value at end of
   period                                    $12.076          $10.897
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,020              815
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.881           $9.636
  Accumulation Unit Value at end of
   period                                    $12.034          $10.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,228            1,545
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.856           $9.625
  Accumulation Unit Value at end of
   period                                    $11.972          $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,137              560
AMERICAN FUNDS GLOBAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.715          $14.005
  Accumulation Unit Value at end of
   period                                    $17.807          $15.715
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,539            2,602
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.703          $14.005
  Accumulation Unit Value at end of
   period                                    $17.757          $15.703
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    851              865
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.585          $13.906
  Accumulation Unit Value at end of
   period                                    $17.607          $15.585
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,052            3,235
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.013          $10.726
  Accumulation Unit Value at end of
   period                                    $13.543          $12.013
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,585            4,330
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.135          $13.529
  Accumulation Unit Value at end of
   period                                    $17.012          $15.135
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,573            1,456
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.960          $17.270
  Accumulation Unit Value at end of
   period                                    $23.912          $19.960
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,024            1,410
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.000          $18.184
  Accumulation Unit Value at end of
   period                                    $25.108          $21.000
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    364              383
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.843          $18.055
  Accumulation Unit Value at end of
   period                                    $24.896          $20.843
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,517            1,547
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.282          $13.247
  Accumulation Unit Value at end of
   period                                    $18.216          $15.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,260            3,005
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.241          $17.566
  Accumulation Unit Value at end of
   period                                    $24.055          $20.241
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,344            1,225
AMERICAN FUNDS GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.955          $13.663
  Accumulation Unit Value at end of
   period                                    $16.576          $14.955
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21,794           14,681
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.287          $13.063
  Accumulation Unit Value at end of
   period                                    $15.805          $14.287
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,673            4,883
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.181          $12.970
  Accumulation Unit Value at end of
   period                                    $15.671          $14.181
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,290           18,524
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.792           $8.963
  Accumulation Unit Value at end of
   period                                    $10.799           $9.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34,759           33,246
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.770          $12.619
  Accumulation Unit Value at end of
   period                                    $15.142          $13.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12,822           13,143
AMERICAN FUNDS GROWTH-INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.692          $14.089
  Accumulation Unit Value at end of
   period                                    $16.262          $15.692
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22,677           15,912
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.853          $12.448
  Accumulation Unit Value at end of
   period                                    $14.328          $13.853
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,987            6,223
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.750          $12.360
  Accumulation Unit Value at end of
   period                                    $14.207          $13.750
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 17,696           19,476
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.798          $12.413
  Accumulation Unit Value at end of
   period                                    $14.228          $13.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25,475           24,685
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.352          $12.025
  Accumulation Unit Value at end of
   period                                    $13.727          $13.352
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14,288           14,895

184

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.583          $14.249
  Accumulation Unit Value at end of
   period                                    $18.452          $15.583
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,638            4,853
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.258          $14.878
  Accumulation Unit Value at end of
   period                                    $19.213          $16.258
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,385            1,440
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.137          $14.773
  Accumulation Unit Value at end of
   period                                    $19.051          $16.137
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,174            4,450
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.215          $11.191
  Accumulation Unit Value at end of
   period                                    $14.392          $12.215
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,017            7,753
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.670          $14.373
  Accumulation Unit Value at end of
   period                                    $18.408          $15.670
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,243            3,210
AMERICAN FUNDS NEW WORLD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.315          $19.942
  Accumulation Unit Value at end of
   period                                    $30.412          $23.315
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,664            1,045
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $21.829          $18.684
  Accumulation Unit Value at end of
   period                                    $28.416          $21.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    322              323
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $21.665          $18.552
  Accumulation Unit Value at end of
   period                                    $28.176          $21.665
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,124            1,137
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $20.273          $17.373
  Accumulation Unit Value at end of
   period                                    $26.312          $20.273
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,638            1,360
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $21.039          $18.050
  Accumulation Unit Value at end of
   period                                    $27.225          $21.039
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    824              693
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.878          $10.070
  Accumulation Unit Value at end of
   period                                    $12.269          $10.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    545              378

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.838          $10.041
  Accumulation Unit Value at end of
   period                                    $12.200          $10.838
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               63
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.818          $10.026
  Accumulation Unit Value at end of
   period                                    $12.165          $10.818
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    149               52
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.778           $9.997
  Accumulation Unit Value at end of
   period                                    $12.096          $10.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    411              333
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.719           $9.954
  Accumulation Unit Value at end of
   period                                    $11.994          $10.719
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     62               50
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.791          $14.629
  Accumulation Unit Value at end of
   period                                    $16.165          $15.791
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18,719           10,651
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.637          $14.497
  Accumulation Unit Value at end of
   period                                    $15.975          $15.637
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,143            1,904
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.564          $14.435
  Accumulation Unit Value at end of
   period                                    $15.884          $15.564
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,494            6,794
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.419          $14.312
  Accumulation Unit Value at end of
   period                                    $15.705          $15.419
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15,038           13,232
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.211          $14.134
  Accumulation Unit Value at end of
   period                                    $15.446          $15.211
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,167            5,986
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.066          $10.796
  Accumulation Unit Value at end of
   period                                    $12.646          $12.066
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,911            1,569
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.948          $10.698
  Accumulation Unit Value at end of
   period                                    $12.497          $11.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    334              326
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.893          $10.652
  Accumulation Unit Value at end of
   period                                    $12.427          $11.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    868              914

186

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.782          $10.561
  Accumulation Unit Value at end of
   period                                    $12.287          $11.782
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,236            2,303
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.622          $10.430
  Accumulation Unit Value at end of
   period                                    $12.084          $11.622
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,362            1,472
FRANKLIN LARGE CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.824          $10.571
  Accumulation Unit Value at end of
   period                                    $11.634          $11.824
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    349              185
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.780          $10.541
  Accumulation Unit Value at end of
   period                                    $11.569          $11.780
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     49               38
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.759          $10.525
  Accumulation Unit Value at end of
   period                                    $11.536          $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    141               81
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.716          $10.495
  Accumulation Unit Value at end of
   period                                    $11.471          $11.716
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    164              132
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.651          $10.449
  Accumulation Unit Value at end of
   period                                    $11.374          $11.651
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               29
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.628          $14.119
  Accumulation Unit Value at end of
   period                                    $15.004          $15.628
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,602            5,616
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.514          $14.026
  Accumulation Unit Value at end of
   period                                    $14.865          $15.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    813              777
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.457          $13.980
  Accumulation Unit Value at end of
   period                                    $14.795          $15.457
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,017            2,775
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.344          $13.888
  Accumulation Unit Value at end of
   period                                    $14.658          $15.344
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7,375            6,669

-------------------------------------------------------------------------------


                                                     AS OF DECEMBER 31,
SUB-ACCOUNT                                        2007                 2006
---------------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                          $15.176              $13.752
  Accumulation Unit Value at end of period         $14.454              $15.176
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      2,833              3,074
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                           $9.254               --   (a)
  Accumulation Unit Value at end of period          $9.253               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                          7               --
 WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                           $9.251               --   (a)
  Accumulation Unit Value at end of period          $9.248               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                         --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                           $9.250               --   (a)
  Accumulation Unit Value at end of period          $9.246               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                          1               --
 WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                           $9.247               --   (a)
  Accumulation Unit Value at end of period          $9.240               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                          4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                           $9.247               --   (a)
  Accumulation Unit Value at end of period          $9.240               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                          4               --
 WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                           $9.243               --   (a)
  Accumulation Unit Value at end of period          $9.233               --
  Number of Accumulation Units outstanding at
   end of period (in thousands)                         --               --
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of
   period                                          $12.943              $11.599
  Accumulation Unit Value at end of period         $14.205              $12.943
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      1,799              1,096
 WITH THE HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                          $13.406              $12.022
  Accumulation Unit Value at end of period         $14.683              $13.406
  Number of Accumulation Units outstanding at
   end of period (in thousands)                        498              551
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning of
   period                                          $13.305              $11.937
  Accumulation Unit Value at end of period         $14.559              $13.305
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      1,713              1,889
 WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning of
   period                                           $7.646              $6.865
  Accumulation Unit Value at end of period          $8.350              $7.646
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      3,543              3,280
 WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                           $7.646              $6.865
  Accumulation Unit Value at end of period          $8.350              $7.646
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      3,543              3,280
 WITH MAV/EPB DEATH BENEFIT AND THE HARTFORD'S
  PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning of
   period                                          $12.920              $11.614
  Accumulation Unit Value at end of period         $14.067              $12.920
  Number of Accumulation Units outstanding at
   end of period (in thousands)                      1,053              896

188

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.961          $15.300
  Accumulation Unit Value at end of
   period                                    $16.724          $15.961
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,680            2,423
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.392          $14.766
  Accumulation Unit Value at end of
   period                                    $16.095          $15.392
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              635
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.277          $14.661
  Accumulation Unit Value at end of
   period                                    $15.959          $15.277
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,433            2,382
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.539          $13.963
  Accumulation Unit Value at end of
   period                                    $15.158          $14.539
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,268            2,932
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.835          $14.264
  Accumulation Unit Value at end of
   period                                    $15.420          $14.835
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,826            1,827
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $1.129           $1.113
  Accumulation Unit Value at end of
   period                                     $1.169           $1.129
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 36,410           20,188
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.118           $1.103
  Accumulation Unit Value at end of
   period                                     $1.155           $1.118
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,488            7,071
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $1.110           $1.096
  Accumulation Unit Value at end of
   period                                     $1.145           $1.110
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 37,299           30,252
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.044           $1.032
  Accumulation Unit Value at end of
   period                                     $1.076           $1.044
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 47,059           27,480
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $1.078           $1.066
  Accumulation Unit Value at end of
   period                                     $1.107           $1.078
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 28,706           15,931
MFS(R) CORE EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.139           $8.904
  Accumulation Unit Value at end of
   period                                    $11.119          $10.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     51               61

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.413           $8.272
  Accumulation Unit Value at end of
   period                                    $10.301           $9.413
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    172              215
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.342           $8.213
  Accumulation Unit Value at end of
   period                                    $10.214           $9.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    446              662
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $7.007           $6.165
  Accumulation Unit Value at end of
   period                                     $7.645           $7.007
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    233              264
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.072           $7.991
  Accumulation Unit Value at end of
   period                                     $9.869           $9.072
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     91               72
MFS(R) EMERGING GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.679           $7.650
  Accumulation Unit Value at end of
   period                                    $10.375           $8.679
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    247              153
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.486           $7.486
  Accumulation Unit Value at end of
   period                                    $10.125           $8.486
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    263              302
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.423           $7.433
  Accumulation Unit Value at end of
   period                                    $10.039           $8.423
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    498              556
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.558           $4.909
  Accumulation Unit Value at end of
   period                                     $6.612           $5.558
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    662              442
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.179           $7.231
  Accumulation Unit Value at end of
   period                                     $9.700           $8.179
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    261              189
MFS(R) GLOBAL EQUITY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.420          $14.646
  Accumulation Unit Value at end of
   period                                    $17.689          $16.420
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    156              128
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.528          $13.861
  Accumulation Unit Value at end of
   period                                    $16.695          $15.528
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     45               53
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.412          $13.762
  Accumulation Unit Value at end of
   period                                    $16.554          $15.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    148              175

190

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
--------------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.828          $12.358
  Accumulation Unit Value at end of
   period                                    $14.823          $13.828
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    191              197
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.966          $13.390
  Accumulation Unit Value at end of
   period                                    $15.995          $14.966
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150              129
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.282          $12.513
  Accumulation Unit Value at end of
   period                                    $13.336          $13.282
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    740              617
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.783          $12.052
  Accumulation Unit Value at end of
   period                                    $12.809          $12.783
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    245              283
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.687          $11.966
  Accumulation Unit Value at end of
   period                                    $12.700          $12.687
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,135            1,406
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.701          $11.988
  Accumulation Unit Value at end of
   period                                    $12.689          $12.701
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    778              952
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.321          $11.642
  Accumulation Unit Value at end of
   period                                    $12.272          $12.321
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    597              612
MFS(R) INVESTORS GROWTH STOCK SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $8.871           $7.962
  Accumulation Unit Value at end of
   period                                     $9.746           $8.871
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    268              216
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $8.390           $7.536
  Accumulation Unit Value at end of
   period                                     $9.199           $8.390
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    431              559
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $8.327           $7.482
  Accumulation Unit Value at end of
   period                                     $9.121           $8.327
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    475              681
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.473           $5.821
  Accumulation Unit Value at end of
   period                                     $7.076           $6.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    619              663
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $8.086           $7.280
  Accumulation Unit Value at end of
   period                                     $8.813           $8.086
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    196              211
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.127          $10.024
  Accumulation Unit Value at end of
   period                                    $12.109          $11.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,793            3,211
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.771           $8.809
  Accumulation Unit Value at end of
   period                                    $10.612           $9.771
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,240            1,305
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.698           $8.747
  Accumulation Unit Value at end of
   period                                    $10.522           $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,369            2,328
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.502           $8.577
  Accumulation Unit Value at end of
   period                                    $10.290           $9.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,694            5,320
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.417           $8.510
  Accumulation Unit Value at end of
   period                                    $10.167           $9.417
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,026            3,137
MFS(R) MID CAP GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $6.126           $5.444
  Accumulation Unit Value at end of
   period                                     $6.638           $6.126
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    881              691
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.036           $5.368
  Accumulation Unit Value at end of
   period                                     $6.527           $6.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    310              395
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $5.998           $5.336
  Accumulation Unit Value at end of
   period                                     $6.479           $5.998
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,400            1,674
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.405           $5.703
  Accumulation Unit Value at end of
   period                                     $6.905           $6.405
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,185            1,295
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $5.832           $5.199
  Accumulation Unit Value at end of
   period                                     $6.269           $5.832
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    935              985

192

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.233          $12.701
  Accumulation Unit Value at end of
   period                                    $15.407          $15.233
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,453            1,776
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.881          $11.583
  Accumulation Unit Value at end of
   period                                    $14.012          $13.881
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    492              451
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.778          $11.500
  Accumulation Unit Value at end of
   period                                    $13.893          $13.778
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,291            1,416
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.029           $7.542
  Accumulation Unit Value at end of
   period                                     $9.086           $9.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,734            3,779
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.379          $11.189
  Accumulation Unit Value at end of
   period                                    $13.424          $13.379
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,256            1,385
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.307           $9.991
  Accumulation Unit Value at end of
   period                                    $10.596          $10.307
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186              456
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.269           $9.962
  Accumulation Unit Value at end of
   period                                    $10.537          $10.269
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     99               50
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.251           $9.948
  Accumulation Unit Value at end of
   period                                    $10.507          $10.251
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    341              109
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.214           $9.919
  Accumulation Unit Value at end of
   period                                    $10.448          $10.214
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    749              305
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.158           $9.877
  Accumulation Unit Value at end of
   period                                    $10.361          $10.158
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    221               76
MFS(R) RESEARCH INTERNATIONAL SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.847          $13.202
  Accumulation Unit Value at end of
   period                                    $16.527          $14.847
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    506              118

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.798          $13.168
  Accumulation Unit Value at end of
   period                                    $16.439          $14.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               23
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.773          $13.151
  Accumulation Unit Value at end of
   period                                    $16.395          $14.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    150               76
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.724          $13.117
  Accumulation Unit Value at end of
   period                                    $16.307          $14.724
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    389              192
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $14.650          $13.066
  Accumulation Unit Value at end of
   period                                    $16.177          $14.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    133               58
MFS(R) RESEARCH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.572          $10.310
  Accumulation Unit Value at end of
   period                                    $12.925          $11.572
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    368              140
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.530          $10.280
  Accumulation Unit Value at end of
   period                                    $12.851          $11.530
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                2
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.508          $10.265
  Accumulation Unit Value at end of
   period                                    $12.815          $11.508
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     68               36
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.466          $10.235
  Accumulation Unit Value at end of
   period                                    $12.742          $11.466
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    296              163
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.403          $10.190
  Accumulation Unit Value at end of
   period                                    $12.634          $11.403
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               12
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $15.523          $14.270
  Accumulation Unit Value at end of
   period                                    $15.960          $15.523
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,927            6,316
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $14.290          $13.146
  Accumulation Unit Value at end of
   period                                    $14.663          $14.290
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,628            1,682

194

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $14.183          $13.053
  Accumulation Unit Value at end of
   period                                    $14.539          $14.183
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,780            6,059
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.303          $12.253
  Accumulation Unit Value at end of
   period                                    $13.610          $13.303
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,822            9,376
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.773          $12.700
  Accumulation Unit Value at end of
   period                                    $14.048          $13.773
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,400            4,321
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.453          $15.537
  Accumulation Unit Value at end of
   period                                    $18.581          $17.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,861              949
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.325          $15.435
  Accumulation Unit Value at end of
   period                                    $18.408          $17.325
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    189              134
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.262          $15.385
  Accumulation Unit Value at end of
   period                                    $18.322          $17.262
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    682              528
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $17.136          $15.284
  Accumulation Unit Value at end of
   period                                    $18.152          $17.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,424              876
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.948          $15.134
  Accumulation Unit Value at end of
   period                                    $17.899          $16.948
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    601              499
MORGAN STANLEY -- CAPITAL OPPORTUNITIES
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $4.615           $4.071
  Accumulation Unit Value at end of
   period                                     $5.422           $4.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    159               70
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.598           $4.059
  Accumulation Unit Value at end of
   period                                     $5.391           $4.598
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      7                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $4.590           $4.053
  Accumulation Unit Value at end of
   period                                     $5.376           $4.590
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     43               11
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               31

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.536           $4.009
  Accumulation Unit Value at end of
   period                                     $5.302           $4.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     65               31
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $4.474           $3.959
  Accumulation Unit Value at end of
   period                                     $5.215           $4.474
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     18                2
MORGAN STANLEY -- DEVELOPING GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $9.473           $8.193
  Accumulation Unit Value at end of
   period                                    $11.463           $9.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     21                1
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.438           $8.169
  Accumulation Unit Value at end of
   period                                    $11.398           $9.438
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $9.421           $8.157
  Accumulation Unit Value at end of
   period                                    $11.366           $9.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.310           $8.067
  Accumulation Unit Value at end of
   period                                    $11.209           $9.310
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      4               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $9.184           $7.967
  Accumulation Unit Value at end of
   period                                    $11.025           $9.184
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $12.696          $11.537
  Accumulation Unit Value at end of
   period                                    $13.021          $12.696
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     11               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.650          $11.504
  Accumulation Unit Value at end of
   period                                    $12.947          $12.650
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.626          $11.487
  Accumulation Unit Value at end of
   period                                    $12.911          $12.626
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.478          $11.360
  Accumulation Unit Value at end of
   period                                    $12.733          $12.478
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.309          $11.219
  Accumulation Unit Value at end of
   period                                    $12.523          $12.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --

196

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.705          $11.344
  Accumulation Unit Value at end of
   period                                    $11.968          $11.705
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     30               19
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.662          $11.311
  Accumulation Unit Value at end of
   period                                    $11.901          $11.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.641          $11.294
  Accumulation Unit Value at end of
   period                                    $11.867          $11.641
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.504          $11.170
  Accumulation Unit Value at end of
   period                                    $11.704          $11.504
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                5
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.348          $11.031
  Accumulation Unit Value at end of
   period                                    $11.511          $11.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      6                1
MORGAN STANLEY -- FOCUS GROWTH PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  $7.054           $6.279
  Accumulation Unit Value at end of
   period                                     $8.525           $7.054
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35               16
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $7.029           $6.261
  Accumulation Unit Value at end of
   period                                     $8.477           $7.029
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                  $7.016           $6.252
  Accumulation Unit Value at end of
   period                                     $8.453           $7.016
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.933           $6.183
  Accumulation Unit Value at end of
   period                                     $8.337           $6.933
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  $6.839           $6.106
  Accumulation Unit Value at end of
   period                                     $8.199           $6.839
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
MORGAN STANLEY -- GLOBAL EQUITY
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $10.928           $9.528
  Accumulation Unit Value at end of
   period                                    $12.523          $10.928
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     10                4

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.888           $9.500
  Accumulation Unit Value at end of
   period                                    $12.452          $10.888
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $10.868           $9.486
  Accumulation Unit Value at end of
   period                                    $12.417          $10.868
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.740           $9.382
  Accumulation Unit Value at end of
   period                                    $12.246          $10.740
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2               --
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $10.595           $9.265
  Accumulation Unit Value at end of
   period                                    $12.044          $10.595
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      1               --
MUTUAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $20.136          $18.069
  Accumulation Unit Value at end of
   period                                    $22.220          $20.136
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,781            2,145
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.988          $17.951
  Accumulation Unit Value at end of
   period                                    $22.013          $19.988
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    371              294
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $19.915          $17.892
  Accumulation Unit Value at end of
   period                                    $21.911          $19.915
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,481            1,299
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.770          $17.775
  Accumulation Unit Value at end of
   period                                    $21.707          $19.770
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,858            2,449
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.553          $17.600
  Accumulation Unit Value at end of
   period                                    $21.405          $19.553
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,293            1,194
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $19.484          $17.556
  Accumulation Unit Value at end of
   period                                    $19.892          $19.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8,185            5,008
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $17.320          $15.618
  Accumulation Unit Value at end of
   period                                    $17.647          $17.320
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,556            1,524
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $17.191          $15.507
  Accumulation Unit Value at end of
   period                                    $17.498          $17.191
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,057            6,545

198

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.342          $14.753
  Accumulation Unit Value at end of
   period                                    $16.600          $16.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9,098            8,358
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.694          $15.088
  Accumulation Unit Value at end of
   period                                    $16.907          $16.694
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,197            4,035
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $23.737          $20.482
  Accumulation Unit Value at end of
   period                                    $30.230          $23.737
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    817              608
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $20.355          $17.577
  Accumulation Unit Value at end of
   period                                    $25.871          $20.355
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    192              206
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $20.203          $17.453
  Accumulation Unit Value at end of
   period                                    $25.652          $20.203
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    652              720
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $24.099          $20.835
  Accumulation Unit Value at end of
   period                                    $30.539          $24.099
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,186            1,044
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $19.618          $16.980
  Accumulation Unit Value at end of
   period                                    $24.786          $19.618
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    640              617
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $14.502          $12.957
  Accumulation Unit Value at end of
   period                                    $16.519          $14.502
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4,579            3,897
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $13.759          $12.303
  Accumulation Unit Value at end of
   period                                    $15.642          $13.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    893              844
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $13.656          $12.215
  Accumulation Unit Value at end of
   period                                    $15.509          $13.656
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,376            2,536
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.959          $11.600
  Accumulation Unit Value at end of
   period                                    $14.688          $12.959
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5,998            6,308
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $13.261          $11.885
  Accumulation Unit Value at end of
   period                                    $14.985          $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,301            3,665
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.068          $15.045
  Accumulation Unit Value at end of
   period                                    $17.234          $17.068
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,181            3,876
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.798          $13.936
  Accumulation Unit Value at end of
   period                                    $15.920          $15.798
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1,095            1,059
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $15.680          $13.837
  Accumulation Unit Value at end of
   period                                    $15.785          $15.680
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3,116            3,386
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.342          $13.549
  Accumulation Unit Value at end of
   period                                    $15.414          $15.342
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  6,247            5,774
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $15.227          $13.463
  Accumulation Unit Value at end of
   period                                    $15.252          $15.227
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2,847            3,021
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $11.693          $10.265
  Accumulation Unit Value at end of
   period                                    $13.182          $11.693
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.681          $10.262
  Accumulation Unit Value at end of
   period                                    $13.142          $11.681
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $11.675          $10.261
  Accumulation Unit Value at end of
   period                                    $13.122          $11.675
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                2
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.663          $10.258
  Accumulation Unit Value at end of
   period                                    $13.083          $11.663
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      8                1
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $11.646          $10.254
  Accumulation Unit Value at end of
   period                                    $13.024          $11.646
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1

200

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $13.012          $11.205
  Accumulation Unit Value at end of
   period                                    $13.831          $13.012
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     50               11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.964          $11.172
  Accumulation Unit Value at end of
   period                                    $13.753          $12.964
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      3               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $12.940          $11.156
  Accumulation Unit Value at end of
   period                                    $13.714          $12.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     27                4
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                6
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.893          $11.123
  Accumulation Unit Value at end of
   period                                    $13.637          $12.893
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     35                6
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $12.822          $11.075
  Accumulation Unit Value at end of
   period                                    $13.521          $12.822
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      2                1
VAN KAMPEN LIT COMSTOCK PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $16.983          $15.247
  Accumulation Unit Value at end of
   period                                    $16.365          $16.983
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     47               18
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.920          $15.203
  Accumulation Unit Value at end of
   period                                    $16.272          $16.920
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     --               --
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.889          $15.180
  Accumulation Unit Value at end of
   period                                    $16.226          $16.889
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     37               14
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                8
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.766          $15.081
  Accumulation Unit Value at end of
   period                                    $16.075          $16.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     31                8
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.582          $14.933
  Accumulation Unit Value at end of
   period                                    $15.852          $16.582
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      5                2
VAN KAMPEN LIT GROWTH AND INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                 $17.034          $15.313
  Accumulation Unit Value at end of
   period                                    $17.230          $17.034
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    142               68

-------------------------------------------------------------------------------


                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                  2007             2006
---------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.971          $15.268
  Accumulation Unit Value at end of
   period                                    $17.132          $16.971
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                      9                6
 WITH MAV/EPB DEATH BENEFIT
  Accumulation Unit Value at beginning
   of period                                 $16.940          $15.246
  Accumulation Unit Value at end of
   period                                    $17.084          $16.940
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     33                9
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST PREFERRED
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152               67
 WITH THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.741          $15.078
  Accumulation Unit Value at end of
   period                                    $16.849          $16.741
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                    152               67
 WITH MAV/EPB DEATH BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                                 $16.514          $14.891
  Accumulation Unit Value at end of
   period                                    $16.571          $16.514
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                     23                7



(a)  Inception date November 12, 2007.

                                     PART A

HARTFORD SELECT LEADERS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This variable annuity is a contract ("Contract") between you and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This Prospectus provides information regarding Select Leaders Series V. This is an individual, deferred, flexible-premium variable annuity.


Please read this prospectus carefully before investing and keep it for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long time horizon for the investments or intend to engage in market timing. If you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA"), you will get NO ADDITIONAL TAX advantage from this variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. The tax rules that apply to variable annuities can be complicated -- before investing, you may want to consult a tax adviser about the tax consequences to you of investing in a variable annuity.

This prospectus is written in connection with the promotion or marketing of the matters(s) addressed in this material. The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT       MAY LOSE      NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR       [NOT] FDIC
                    AGENCY                           VALUE                      ANY BANK AFFILIATE                    [NOT] BANK

Portfolio Companies Included in this Prospectus:

X  AIM Variable Insurance Funds

X  American Funds Insurance Series

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford Series Fund, Inc.

X  MFS Variable Trust

X  Morgan Stanley Select Dimensions Series

X  The Universal Institutional Funds, Inc.

X  Van Kampen Life Investment Trust

Please see Appendix A for additional information.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2008

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                        PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                  3
2. SYNOPSIS                                                                    5
3. GENERAL INFORMATION                                                         8
  The Company                                                                  8
  The Separate Account                                                         8
  The Funds                                                                    8
  Fixed Accumulation Feature                                                   9
4. PERFORMANCE RELATED INFORMATION                                            10
5. THE CONTRACT                                                               11
  a.  Purchases and Contract Value                                            11
  b.  Charges and Fees                                                        18
  c.  Surrenders                                                              20
  d.  Annuity Payouts                                                         22
  e.  Standard Death Benefits                                                 25
6. OPTIONAL DEATH BENEFITS                                                    28
  a.  MAV Plus                                                                28
7. OPTIONAL WITHDRAWAL BENEFITS                                               30
  a.  The Hartford's Principal First Preferred                                30
  b.  The Hartford's Lifetime Income Foundation                               33
  c.  The Hartford's Lifetime Income Builder II                               41
  d.  The Hartford's Principal First                                          49
8. MISCELLANEOUS                                                              53
  a.  Definitions                                                             53
  b.  State Variations                                                        56
  c.  Financial Statements                                                    58
  d.  More Information                                                        58
  e.  Legal Proceedings                                                       58
  f.  How Contracts Are Sold                                                  59
9. FEDERAL TAX CONSIDERATIONS                                                 60
10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                      66
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      74
APPENDIX I -- EXAMPLES                                                   APP I-1
APPENDIX II -- ACCUMULATION UNIT VALUES                                 APP II-1
APPENDIX A -- PRODUCT COMPARISON INFORMATION                             APP A-1
APPENDIX B -- OPTIONAL BENEFITS COMPARISONS                              APP B-1
APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER                     APP C-1
APPENDIX D -- EXCHANGE PROGRAMS                                          APP D-1
APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD       APP E-1

-------------------------------------------------------------------------------

1. HIGHLIGHTS

A. OVERVIEW

This is a deferred, flexible-premium variable annuity. A deferred variable annuity has an accumulation phase and a payout phase. You make investments during the accumulation phase. The value of your investments is used to set your benefits. At the end of the accumulation phase, we use that accumulated value to set the payments that we make during the payout phase. Generally speaking, the longer the accumulation phase, the greater your Contract Value will be for setting your benefits and annuity payouts.

This variable annuity lets you:

X  Invest among different investment options. (Sections 3, 5(a) & Appendix A)

X  Make tax-free transfers among investment options. (Sections 5(a), 9 & 10)

X Defer taxes on your investments until you withdraw your money (subject to possible IRS penalty). (Sections 5(c), 9 & 10)

X Choose from among several optional living benefits that provide guaranteed withdrawals over a fixed or an indeterminate time period. (Sections 2, 7 & Appendix B)

X Collect Annuity Payouts over a fixed or an indeterminate time period. (Section 5(d))

X Select among different Death Benefits. (Sections 2, 5(e), 6, 7(b), 7(c) & Appendices I & B)


B. HOW TO BUY OUR VARIABLE ANNUITY (Sections 5(a), 8(a) & Appendix A)


[In writing]  Complete our application or order request and submit it to your
              Financial Intermediary for approval.
     $        Include the applicable minimum Premium Payment.


[Thumbs up]   Choose an optional feature right for you. Options include:




           OPTIONAL FEATURE                          GENERAL PURPOSE
--------------------------------------------------------------------------------
MAV/MAV Plus                             Guaranteed minimum Death Benefit that
                                         ratchets up based on performance
The Hartford's Principal First           Guaranteed minimum Withdrawal benefit
                                         with periodic step up rights
The Hartford's Principal First           Guaranteed minimum Withdrawal benefit
Preferred
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Selects                                  benefit with limited annual step up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Portfolios                               benefit with full annual step up rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
II                                       benefit with limited annual step up
                                         rights
The Hartford's Lifetime Income Builder   Guaranteed minimum lifetime Withdrawal
Foundation                               benefit



For The Hartford's Lifetime Income Builder Selects, we reserve the right to limit the Funds into which you may allocate your Contract Value. For The Hartford's Lifetime Income Builder Portfolios, your Contract Value must be invested in one or more Programs and in an approved model portfolio, Funds, or other investment vehicles established from time to time.



Partial Surrenders taken prior to the Lifetime Eligibility Date or in excess of the available Lifetime Benefit Payment will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold/Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Threshold/Lifetime Benefit Payment.



Optional features are subject to restrictions that may limit or eliminate the availability of these benefits. Optional features selected will be identified on your application and Contract. Not every optional feature may be available from your Financial Intermediary and may be subject to additional restrictions. Other optional features that are not actively sold are referenced in Appendix C. For more information, see Section 7 & Appendix B.


Not every variation of this variable annuity may be available from your Financial Intermediary.

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C. INVESTMENT OPTIONS (Sections 3, 5(a) & Appendices II & A)

You may invest in:

X Funds with different investment strategies, objectives and risk/reward profiles.

X  In certain circumstances, you may also invest in a fixed interest account.

D. CHARGES AND FEES (Sections 2, 5(b), 5(c) & Appendices II, A & B)

You will pay the following types of fees:

X  Sales charges (varies by Contract version)

X  Contract expenses (varies by Contract version)

X  Optional rider fees (if selected)

X  Fund expenses

E. ASK QUESTIONS BEFORE YOU INVEST

Before you decide to buy any variable annuity, consider the following questions:

- Will you use the variable annuity primarily to save for retirement or a similar long-term goal?
- Are you investing in the variable annuity through a retirement plan or IRA (which would mean that you are not receiving any additional tax-deferral benefit from the variable annuity)?
- Are you willing to take the risk that your Contract Value may decrease if your underlying investment options perform poorly?
- Do you intend to hold this variable annuity long enough to avoid paying any applicable surrender charges if you have to withdraw money?
- If you are exchanging one annuity for another one, do the benefits of the exchange outweigh the costs, such as any applicable surrender charges you might have to pay if you withdraw your money before the end of any surrender charge period for the new annuity?
-     Do you need an optional living or Death Benefit?
- If you are purchasing our "Plus" variable annuity, are you sure that you understand that you are buying a "bonus" annuity? Do you understand that you pay for Payment Enhancements through higher surrender charges, a longer surrender period and higher mortality and expense risk charges? Do you know that we may take back some or all Payment Enhancements in certain circumstances?

Here are a few suggestions that might make it easier for you to use this prospectus:

X We use a lot of defined terms to describe how this variable annuity works. These terms are capitalized and described in the Definition section (section 8(a)). Unavoidably, we sometimes interchangeably use different terms that essentially mean the same thing (for instance, this variable annuity is also called a "Contract").

X We include cross references to other sections to help describe certain aspects of this variable annuity in more detail. For example, we may describe an optional benefit in section 7 but examples of how it works are in Appendix I.

X Know what kind of variable annuity you are buying. We have noted what type of variable annuity (and in some instances, what series of variable annuity) this is on the cover page of this prospectus. This information will also appear in your application and Contract. Even though we have included comparison information about other variations of this variable annuity so that you can have a better idea which one might be appropriate for you, you may only need to focus only on those sections that specifically apply to the form of variable annuity you chose.

X The format and tables provided are designed to help you compare features. We have used a consistent question and answer format in sections 6 and 7 to make it easier to compare optional benefits. Appendix B provides a summary of these features in an easy to read table. Likewise, Appendix A is designed to compare and contrast different variations of this variable annuity.

F. COMMISSIONS FOR SELLING THIS VARIABLE ANNUITY (Section 8(f) & Appendix A)

We pay a commission for selling this variable annuity to you. Commissions vary based on a variety of factors such as whether they are paid up front or over time, the type of variable annuity sold and your age. We also provide various promotional incentives to Financial Intermediaries to promote our products. These arrangements create a potential conflict of interest. You should ask your Registered Representative for information regarding these matters.

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2. SYNOPSIS

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SALES CHARGE IMPOSED ON PURCHASES (as a percentage of Premium Payments)                                 None
  $0 - $49,999                                                                                              0%
  $50,000 - $99,999                                                                                         0%
  $100,000 - $249,999                                                                                       0%
  $250,000 - $499,999                                                                                       0%
  $500,000 - $999,999                                                                                       0%
  $1,000,000+                                                                                               0%
CONTINGENT DEFERRED SALES CHARGE* (as a percentage of Premium Payments)
  First Year                                                                                                7%
  Second Year                                                                                               7%
  Third Year                                                                                                7%
  Fourth Year                                                                                               6%
  Fifth Year                                                                                                5%
  Sixth Year                                                                                                4%
  Seventh Year                                                                                              3%
  Eighth Year                                                                                               0%
  Ninth Year                                                                                                0%
SURRENDER FEE (as a percentage of amount Surrendered, if applicable)                                    None
EXCHANGE FEE                                                                                            None

*   Each Premium Payment has its own Contingent Deferred Sales Charge schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY, NOT INCLUDING FUND FEES AND EXPENSES.

SERIES V


ANNUAL MAINTENANCE FEE (1)                                                                              $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Account Value)
  Mortality and Expense Risk Charge                                                                      1.15%
  Administrative Charge                                                                                  0.20%
  Total Separate Account Annual Expenses                                                                 1.35%
MAXIMUM OPTIONAL CHARGES (as a percentage of average daily Account Value)
  The Hartford's Principal First Preferred Charge (5)                                                    0.20%
  The Hartford's Principal First Charge (2)(5)                                                           0.75%
  MAV/MAV Plus Charge                                                                                    0.30%
  Total Separate Account Annual Expenses with optional benefit separate account charges                  2.40%
MAXIMUM OPTIONAL CHARGES (3) (as a percentage of Benefit Amount or Payment Base (4))(5)
  The Hartford's Lifetime Income Foundation Charge                                                       0.30%
  The Hartford's Lifetime Income Builder II Charge (2)(5)                                                0.75%
  The Hartford's Lifetime Income Builder Charge (2)(5)                                                   0.75%

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  The Hartford's Lifetime Income Builder Selects (2)(3)(5)
    Single Life Option Charge                                                                  0.55 %
    Joint/Spousal Life Option Charge                                                           0.55 %
  The Hartford's Lifetime Income Builder Portfolios (2)(3)(5)
    Single Life Option Charge                                                                  0.65 %
    Joint/Spousal Life Option Charge                                                           0.65 %


(1) Fee waived if Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract.


(2) The current charges for new purchases are The Hartford's Lifetime Income Builder (0.40%), The Hartford's Lifetime Income Builder II (0.40%) and The Hartford's Principal First (0.50%), The Hartford's Lifetime Income Builder Selects (1.50%) and The Hartford's Lifetime Income Builder Portfolios (1.50%).


(3) Charge deducted on each Contract Anniversary and when you fully Surrender your Contract.


(4)  See "Does the Benefit Amount/Payment Base change under this rider?" in
     Section 6 for a description of the terms "Benefit Amount" and "Payment
     Base."



(5)  You may not own more than one of these optional riders at the same time.


THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.48%              3.95%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES.

LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE.

THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1) If you Surrender your variable annuity at the end of the applicable time period:

1 year                                                                    $1,342
3 years                                                                   $2,643
5 years                                                                   $3,729
10 years                                                                  $6,337

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $574
3 years                                                                   $1,901
5 years                                                                   $3,188
10 years                                                                  $6,232

(3)  If you do not Surrender your variable annuity:

1 year                                                                      $679
3 years                                                                   $2,006
5 years                                                                   $3,293
10 years                                                                  $6,337

CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see Section 5(a). Please refer to Appendix II for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

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3. GENERAL INFORMATION

THE COMPANY


We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York, the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


We set aside and invest the assets of some of our annuity contracts, including this Contract, in a Separate Account. These Separate Accounts are registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:


- Hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Are not subject to the liabilities arising out of any other business we may conduct. All guarantees under the Contract are our general corporate obligations.

- Are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.

- May be subject to liabilities from a Sub-Account of a Separate Account that holds assets of other variable annuity contracts offered by a Separate Account, which are not described in this prospectus.

- Are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of any Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Funds available for investment are described in Appendix A. These are not the same mutual funds that you can buy through your stockbroker even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution fees and operating expenses. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all variations of this Contract.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

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- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the underlying funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Contract Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2007, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Fifth Third Bank Corporation, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., Banc of America Advisors, LLC, Banc One Investment Advisors Corporation, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, SunTrust Securities, Inc. & Trusco Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.25%, respectively, in 2007, and are not expected to exceed 0.50% and 0.35%, respectively, in 2008, of the annual percentage of

10

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the average daily net assets (for instance, in 2007, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2007, revenue sharing and Rule 12b-1 fees did not exceed $162.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACTS.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

4. PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge (CDSC), and Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.



The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for CDSC or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the Fund less the recurring charges at the Separate Account level.

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A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

5. THE CONTRACT

A. PURCHASES AND CONTRACT VALUE

WHO CAN BUY THIS CONTRACT?

The Contract is an individual or group tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

Refer to Appendix A for more information about the different forms of contracts we offer. Not all forms of contracts may be available through your Registered Representative or from each issuing company.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. See Appendix A for more information. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check

12

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does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Day we receive your request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?


Your initial Premium Payment will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Premium Payment; both being in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payments.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. The suitability and good order process can take up to 17 Business Days from when you leave your Premium with your Registered Representative. During this period, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if your Premium Payments have been sent to us or deposited into our bank account. We are not responsible for market losses, gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Premium Payments. These circumstances represent a conflict of interest. For more information, contact your Registered Representative.


HOW IS THE VALUE OF YOUR CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds. There are two things that affect your Contract Value:
(1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- The net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, divided by the number of days in the year multiplied by the number of days in the Valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund. You can not use this Program to invest in the DCA Plus Programs.


STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

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-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


DCA Plus -- These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to lock in a rate of interest using either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 12 month period. You must elect to make not less than 7 nor more than 12 transfers to fully deplete sums invested in this Program.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must then transfer these investments into available Funds (and not the Fixed Accumulation Feature) during this 6 month period. You must make not less than 3 nor more than 6 transfers at any frequency you chose to fully deplete sums invested in this Program.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made in a month (or other interest rate effective period) other than your last program investment are considered a separate rate lock program investment. You can invest in up to 5 different rate lock programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We may pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions. This minimum amount applies to the initial and all subsequent Premium Payments in a given rate lock program.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.


- If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is active on the contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus program is not active on the contract, but is the future investment allocation and a Static Model Portfolio Plan is active on the contract, we will set up the new Program to move funds to the Static Model Portfolio Plan. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.



- If your Program payment is less than the required minimum amount, we will invest into the destination funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the contract, we will apply the payment to the destination funds of the current DCA Plus program. Otherwise, we will contact your investment professional to obtain further investment instructions.


- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Funds decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.


Fixed Amount DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.



Earnings/Interest DCA -- This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.

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AUTOMATIC INCOME PROGRAM


This systematic withdrawal feature allows you to make partial Surrenders up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional withdrawal riders.


OTHER PROGRAM CONSIDERATIONS


-   You may terminate your enrollment in any Program at any time.


- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you. Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


-   These Programs may be adversely affected by Fund trading policies.


CAN YOU TRANSFER FROM ONE FUND TO ANOTHER?

During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

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In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                               PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth         Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any              Yes
number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts           Yes
to any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth          No
Sub-Account and then, before the end of that same Valuation
Day, transfer the same $10,000 from the growth Sub-Account
to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution, or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

FUND TRADING POLICIES

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

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We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund abusive trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- If applicable, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

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- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.


If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.


We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Values in the Fixed Accumulation Feature to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.


TELEPHONE AND INTERNET TRANSFERS -- Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.



Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.



We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person or your Registered Representative to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.


During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.


Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.


- Expense Risk -- We also bear an expense risk that the CDSCs, if applicable, and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

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Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above.

PREMIUM TAXES


We deduct premium taxes, if required, by a state or other government agency. Some states collect these taxes when Premium Payments are made; others collect at Annuitization. Since we pay premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


SALES CHARGES


We offer three contract variations that have a CDSC (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). These types of charges (and any available reductions or waivers) are described in Section 2 and Appendix A.


CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and Appendix A.

REDUCED FEES AND CHARGES


We may offer, in our discretion, reduced fees and charges including, but not limited to, CDSCs, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.



Please see "Synopsis" for a description of charges and fees.


C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:


Full Surrenders -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, CDSCs,

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a pro-rated portion of optional benefit charges, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Surrenders -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can ask us to deduct the CDSC from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.



Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.


There are several restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Your resulting standard Death Benefit will be reduced proportionately if you Surrender the majority of your Contract Value. See sections 6 and 7 for information regarding the impact of Surrenders to optional benefits.

AFTER THE ANNUITY COMMENCEMENT DATE:


Full Surrenders -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable CDSCs. The Commuted Value is determined on the day we receive your written request for Surrender.


Partial Surrenders -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.


Both full and partial Surrenders are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. Please see section 8 (State Variations) for additional details.


To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.


We will deduct any applicable CDSCs.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

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HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- To request a partial Surrender by internet; we must have received your completed Internet partial Withdrawal Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.


Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.


Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders. If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract issued in the same calendar year -- If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2 ). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

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D. ANNUITY PAYOUTS


When you "annuitize" your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You should answer the following questions:


-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?


- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?


Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Your Annuity Commencement Date cannot be earlier than:

X  2nd Contract Anniversary - if choosing a fixed dollar amount Annuity Payout

X  Immediately - if choosing a variable dollar amount Annuity Payout or be later than:

X Annuitant's 90th birthday (or if the Contract Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday)

X  10th Contract Year (subject to state variation)

X The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. In certain instances, a Financial Intermediary has asked us to prohibit Annuity Commencement Date extensions for their customers when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your living and Death Benefits.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

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JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE, IF APPLICABLE, MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

-   the Assumed Investment Return ("AIR").

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New

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York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.


Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


E. STANDARD DEATH BENEFITS

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when, and as of the date that, we receive a certified death certificate or other legal document acceptable to us. The Death Benefits described below are at no additional cost. Standard Death Benefits are automatically included in your Contract unless superseded by certain optional benefits. Terms and titles used in riders to your Contract may differ from those used in this prospectus.

The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

THE PREMIUM SECURITY DEATH BENEFIT

This standard Death Benefit is automatically issued if you and the Annuitant are all younger than age 81 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders; or

-   The lesser of:

       -   Maximum Anniversary Value, or

       - the sum of Contract Value plus 25% of Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death).

Please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I.

THE ASSET PROTECTION DEATH BENEFIT

This standard Death Benefit is automatically issued if you or the Annuitant are between ages 81 to 85 when the Contract is issued. This Death Benefit is the highest of:

-   Contract Value; or

-   The lesser of:

       -   Premium Payments (adjusted for partial Surrenders), or

       - the sum of Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death).

If one of the Owners and Annuitant is age 81 or older on the date we issue this Contract and one of the Owners and Annuitant is age 79 or younger on the date we issue this Contract; however, the Death Benefit payable upon the death of the younger of the Owners or Annuitant will be the lesser of Maximum Anniversary Value or the sum of Contract Value plus 25% of Maximum Anniversary Value.

Please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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- Your Anniversary Value is reduced for any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your Maximum Anniversary Value for any Surrenders by reducing your Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Anniversary Value proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

For examples of how this is applied for the Premium Security Death Benefit, please refer to Premium Security Death Benefit examples 1 - 2 in Appendix I and for the Asset Protection Death Benefit, please refer to Asset Protection Death Benefit examples 1 - 3 in Appendix I.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

ADDITIONAL INFORMATION ABOUT DEATH BENEFITS

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable by us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, unless we are otherwise instructed, we may transfer that amount to our General Account and issue the Beneficiary a draft book. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying Contingent Deferred Sales Charges, if any. We reserve the right to inform the IRS in the event that we believe that any Beneficiary has intentionally delayed delivering proper proof of death in order to circumvent applicable Code proceeds payment duties. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect the Single Life Expectancy Only option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


Spousal Contract Continuation -- If the Owner dies and the Owner's Spouse is a beneficiary, then the portion of the Contract payable to the Spouse may be continued with the Spouse as Owner, unless the Spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. For certain Contracts, if the Contract continues with the Spouse as Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                 Contract Owner                   deceased                         the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                 Contract Owner and the           deceased                         receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent     The Contract Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The
                                                                                                   Contract Owner may waive this
                                                                                                   presumption and receive the
                                                                                                   Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

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IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives the payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Owner           Designated Beneficiary receives the
                                                                                    payout at death, if any.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

6. OPTIONAL DEATH BENEFITS

A. MAV PLUS

OBJECTIVE

Refund net Premium Payments as well as some percentage of any Contract Value gains.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

The Death Benefit will be the greater of the standard Death Benefit and MAV Plus Death Benefit. If you also elect any optional benefit rider, the Death Benefit will be the greater of such optional rider and this rider.

The MAV Plus Death Benefit is the greatest of:

A.  Contract Value on the date we receive due proof of death.

B. Total Premium Payments adjusted for any partial Surrenders (see clause D below for a description of this adjustment).


C. Maximum Anniversary Value -- The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or the date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
    (a) Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and (b) Anniversary Value is adjusted for any partial Surrenders since the Contract Anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


D. Earnings Protection Benefit -- The Earnings Protection Benefit depends on the age of you and/or your Annuitant on the date this rider is added to your Contract.


       - If each is aged 69 or younger, the Death Benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap.



       - If you and/or your Annuitant are age 70 or older on the date this rider is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.



    We determine Contract gain by subtracting your Contract Value on the date you added this rider from the Contract Value on the date we receive due proof of death. We then deduct any Premium Payments and add adjustments for any partial Surrender made during that time. We make an adjustment for partial Surrenders if the amount of Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.


    We calculate the adjustment to your Maximum Anniversary Value for any Surrenders by reducing your Maximum Anniversary Value on a dollar-for-dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your Maximum Anniversary Value proportionately based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender. Please refer to the examples in Appendix I for illustrations of this adjustment.


    The Contract gain that is used to determine your Death Benefit has a limit or cap. The cap is 200% of the following:


       - the Contract Value on the date this rider was added to your Contract; plus

       - Premium Payments made after this rider was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

       -   any adjustments for partial Surrenders.

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    If you elect MAV Plus, the Death Benefit will be the greater of the Premium Security Death Benefit and the MAV Plus Death Benefit.

WHEN CAN YOU BUY THIS RIDER?

You may elect this rider only at the time of issue and once you do so, your choice is irrevocable. You may not choose this optional Death Benefit if the Owner(s) and/or Annuitant are age 76 or older on the Contract issue date. In states where the MAV Plus Death Benefit is not available, we offer the "Maximum Anniversary Value (MAV) Death Benefit" for the same additional fee. The MAV Death Benefit is the same as the MAV Plus Death Benefit but excludes the Earnings Protection Benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?


The annual charge for this rider is based on your daily Contract Value and is deducted daily. The charge for this rider continues to be deducted until we begin to make Annuity Payouts.


DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

No. This rider is not affected by the Benefit Amount or Payment Base.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Surrenders will reduce the MAV Plus Death Benefit and will be subject to CDSCs, if any.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes, including any assignment of your Contract to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR CONTRACT RIGHTS?

Yes. If your Spouse continues the Contract as Owner, we will use the date the Contract is continued with your Spouse as Owner as the effective date this rider was added to the Contract. This means we will use the date the Contract is continued with your Spouse as Owner as the effective date for calculating this Death Benefit going forward. The percentage used for this Death Benefit will be determined by the oldest age of any remaining joint Owner or Annuitant at the time the Contract is continued. Spousal Contract continuation can apply once during the term of this Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider will be terminated and the fee will no longer be assessed.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

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CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

- $5 million of Premium Payments (as reduced by an adjustment for Surrenders), or

-   Contract Value plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is not available in all states or is named differently in those states.

- If your Contract has no gain, your Beneficiary will receive no additional benefit.

- A Death Benefit is paid to Beneficiaries upon the death of the Annuitant or any Owner, whichever occurs first.

- This rider may be used to supplement Death Benefits in other optional riders. In certain instances, however, this additional Death Benefit coverage could be superfluous.

-   Annuitizing your Contract will extinguish this rider.

7. OPTIONAL WITHDRAWAL BENEFITS

A. THE HARTFORD'S PRINCIPAL FIRST PREFERRED

OBJECTIVE

Protect your Premium Payments from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?


This rider protects Premium Payments by guaranteeing annual Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted.



See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?

You cannot elect The Hartford's Principal First Preferred after May 1, 2008.

For investors purchasing a Contract after August 14, 2006, the maximum age of any Contract Owner or Annuitant when electing this rider is age 70. For all other investors, the maximum age of any Contract Owner or Annuitant electing this rider is age 85 for non-qualified plans and age 70 for IRA or qualified plans. If not elected at issue, Plus Contract Owners must wait until after the first Contract Anniversary before purchasing this benefit.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any optional riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Account Value and is deducted daily. We will continue to deduct The Hartford's Principal First Preferred Charge until we begin to make Annuity Payouts or the rider is revoked.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. If you elect the rider at a later date, your Contract Value on the date it is added to your Contract will be the initial Benefit Amount. Partial Surrenders in excess of your annual Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

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IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate Benefit Payments. If you elect the rider when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. The maximum Benefit Payment is 5% of your Benefit Amount. Benefit Payments are available at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current Contract Year. For example, if you do not take 5% one Contract Year, you may not take more than 5% the next Contract Year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date you added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment on a dollar-for-dollar basis. When you make a subsequent Premium Payment, your Benefit Payments will increase by 5% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.


If, in one year, your Surrenders total more than your annual Benefit Payment, we will recalculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we recalculate and your next Contract Anniversary, which could be less than a year.


Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding subsequent Premium Payments), are equal to or less than the Benefit Payment, the new Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 6 for The Hartford's Principal First Preferred in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions ("RMD"). An RMD may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. If you enroll in our Automatic Income Program to satisfy the RMD from the Contract and, as a result, the withdrawals exceed your annual Benefit Payment, we will not recalculate your Benefit Amount or Benefit Payment.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

Yes. You may revoke this rider in writing anytime following the earlier of the 5th Contract Year (if elected at issuance) or the 5th anniversary of electing this rider post-issuance or at the time we exercise our right to impose investment restrictions. Annuitizing your Contract instead of receiving Benefit Payments will terminate this rider. If you revoke this rider you will not be able to elect any other optional benefit rider or participate in a Company-sponsored exchange program. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.

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If, in one year, your Surrenders total more than your annual Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount and your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving annual Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.

You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 5% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this payout option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PFP Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PFP Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PFP Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PFP Payout Option. Electing this option forfeits any right to Death Benefit values calculated under the standard Death Benefit or any optional death benefits you may have purchased. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect optional withdrawal benefits in such other Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

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OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- We can revoke this rider if you violate the investment restrictions requirements. Once revoked, you cannot reinstate this or any other optional benefit rider and the rider fee will cease.

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used in the calculation of the Benefit Amount and Benefit Payment is based on the investment performance of your Sub-Accounts.

-   Benefit Payments can't be carried forward from one year to the next.

- Annual Surrenders exceeding 5% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- If elected post-issuance, the first one year period will be considered to be the time period between election and the next following Contract Anniversary.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

B. THE HARTFORD'S LIFETIME INCOME FOUNDATION

OBJECTIVE

Protect principal from poor market performance, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:


- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?

Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If applicable, you may elect this rider at the time of purchase, or at a later date, if you are eligible to participate in a designated company sponsored exchange program. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.

When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

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For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.


The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing this rider is
80. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 81.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on:

- Subsequent Premium Payments. Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.

- Partial Surrenders. Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the aggregate amount of the partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:

    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.


Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.


Partial Surrenders will diminish the Guaranteed Minimum Death Benefit. Please refer to the Examples in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. However, your Withdrawal Percent, and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance,

- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the

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  first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issue date to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year; you will not be able to carry remaining amounts forward to future Contract Years.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

Yes. Anytime following the earlier of Spousal Contract continuation or the 5th Contract Year, the Contract Owner may also elect to revoke the Lifetime Withdrawal Benefits whereupon we will deduct one last pro-rated fee for this rider and only the Guaranteed Minimum Death Benefit shall continue to apply. Certain changes in the Covered Life will also constitute a revocation of the Withdrawal Benefits. A Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

In the event that this rider is terminated, whether as a result of your actions or ours, your Lifetime Benefit Payments will cease; your Payment Base will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Please refer to the discussion under "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new Relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then we will:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:


IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                 AND . . .                          AND . . .                       THEN THE . . .
Contract Owner               There is a surviving Contract      The Annuitant is living or         The surviving Contract Owner
                             Owner                              deceased                           continues the Contract and rider;
                                                                                                   we will increase the Contract
                                                                                                   Value to the Death Benefit value
Contract Owner               There is no surviving Contract     The Spouse is the sole primary     Follow Spousal Contract
                             Owner                              beneficiary                        continuation rules for joint life
                                                                                                   elections
Contract Owner               There is no surviving Contract     The Annuitant is living or         Rider terminates and Contract
                             Owner or Beneficiary               deceased                           Owner's estate receives the Death
                                                                                                   Benefit
Annuitant                    The Contract Owner is living       There is a Contingent Annuitant    The Rider continues; upon the
                                                                                                   death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

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CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales of this rider at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender; and

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new Owner of the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will then terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the age of the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect. By annuitizing your Contract and choosing an income option, you will be exchanging your accumulated savings and Death Benefits for a guaranteed income stream.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

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If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant is alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of your Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code
Section 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of a Covered Life change. We may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.

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CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payment may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or be able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, your Spouse may find continuation of this rider to be unavailable or unattractive after the death of the Covered Life. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.


-   This rider may not be suitable if a Covered Life is under attained age 60.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and

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  those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

C. THE HARTFORD'S LIFETIME INCOME BUILDER II

OBJECTIVE

Protect your investment from poor market performance through potential annual automatic Payment Base increases, provide longevity protection through Lifetime Benefit Payments, and ensure a Death Benefit equivalent to the greater of Premium Payments reduced for partial Surrenders or Contract Value.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider provides two separate but bundled benefits that help achieve this goal. In other words, this rider is a guarantee that you can access two ways:


- LIFETIME WITHDRAWAL BENEFIT. This rider provides a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's 60th birthday, until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on the higher of your Payment Base or Contract Value on each Contract Anniversary, as adjusted by annual Payment Base increases, multiplied by the applicable Withdrawal Percent. In an Eligible Withdrawal Year, your initial Lifetime Benefit Payment is equal to the Payment Base multiplied by the applicable Withdrawal Percentage. Payments may continue even if the Contract Value has been reduced to below our minimum Contract Value. The Withdrawal Percent varies based upon the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender, and the survivor option chosen. Any partial Surrender taken prior to the Contract Anniversary following the Relevant Covered Life's 60th birthday will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee.


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments reduced for Partial Surrenders or Contract Value as of the date due proof of death is received for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?


Subject to State approval of The Hartford's Lifetime Income Builder Portfolios and The Hartford's Lifetime Income Builder Selects, this rider is closed to new investors. If available, you may elect this rider at the time of purchase, or may exchange the rider if you are eligible to participate in a designated company sponsored exchange program described in Appendix D. The benefits comprising this rider may not be purchased separately. This rider may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw this rider at any time.


When you buy this rider, you must provide us with the names and ages of the Owner, any joint Owner, Annuitant and Beneficiary.

A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner and his or her Spouse, as joint Owner or Beneficiary.


The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing this rider is
75. When the Joint/Spousal Option is chosen, the Beneficiary also must be younger than age 76.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and

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Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for this rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

We reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future automatic Payment Base increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; or (b) you notify us in writing of your election to permanently waive automatic Payment Base increases. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering this rider. In no event will this charge exceed 0.75% annually.

Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.

We may offer a lower fee to customers who agree to participate in any asset allocation models, investment programs, or fund-of-funds we may designate from time to time.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. Your initial Payment Base equals your initial Premium Payment. Your Payment Base will fluctuate based on subsequent Premium Payments and partial Surrenders as well as automatic Payment Base increases. Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under this rider. The Payment Base will be recalculated based on certain changes in Covered Lives.


- Automatic Payment Base increases. Your Payment Base may fluctuate based on annual "automatic Payment Base increases." You will be qualified for annual automatic Payment Base increases commencing on your first Contract Anniversary. Automatic Payment Base increases will cease upon the earlier of the Annuity Commencement Date or the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80. Automatic Payment Base increases are based on your then current Anniversary Value (prior to the rider charge being taken) divided by your Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Payment Base increases will not take place if the investment performance of your Sub-Accounts is neutral or negative.



- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis.



- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior or during an Eligible Withdrawal Year, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable Threshold, as discussed below:


    A. If cumulative partial Surrenders taken during any Contract Year and prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.

    C. For any partial Surrender that first causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.


Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.



Partial Surrenders will diminish the Guaranteed Minimum Death Benefit.

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See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.


IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?


Yes. However, your Withdrawal Percentage and therefore the amount of your Lifetime Benefit Payment, is dependent upon when you take your first partial Surrender. For instance:


- If you take your first partial Surrender before an Eligible Withdrawal Year, your Withdrawal Percent will never increase above 5% for Single Life Option or 4.5% for Joint/Spousal option for the remaining duration of your Contract.

- If you take your first partial Surrender during an Eligible Withdrawal Year, your Withdrawal Percent will never increase above the Withdrawal Percent corresponding with the attained age of the Relevant Covered Life as of the Contract Anniversary prior to the first partial Surrender. If such a partial Surrender took place during the first Contract Year, we will use the attained age of the Relevant Covered Life as of Contract issuance to set the Withdrawal Percent. Once the Withdrawal Percent has been established, it will not change for the remaining duration of your Contract. In other words, prior to the Relevant Covered Life turning 80, the longer the first partial Surrender is delayed, the higher your Withdrawal Percent shall be.

     ATTAINED AGE OF RELEVANT COVERED                WITHDRAWAL PERCENT
     LIFE ON THE CONTRACT ANNIVERSARY         SINGLE LIFE         JOINT/SPOUSAL
   PRIOR TO THE FIRST PARTIAL SURRENDER          OPTION               OPTION
--------------------------------------------------------------------------------
                  60 - 64                         5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%

Your Withdrawal Percent may change based on a permissible Covered Life change. If you choose to receive less than your full Lifetime Benefit Payment in any Contract Year, you will not be able to carry remaining amounts forward to future Contract Years.


See Examples 1-6 and 11-14 under The Hartford's Lifetime Income Builder II.


IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments reduced for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of this rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to an Eligible Withdrawal Year are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

    B.  If cumulative partial Surrenders during an Eligible Withdrawal Year are
        (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.

    C. For any partial Surrender that causes cumulative partial Surrenders in an Eligible Withdrawal Year to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.


See Examples 9, 10 and under The Hartford's Lifetime Income Builder II.


DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

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WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?


Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under this rider. If Your Contract Value is reduced below our minimum Contract Value rules in effect on a particular Valuation Day, and your Lifetime Benefit Payment amount remains greater than zero, then we will consider this date as your Annuity Commencement Date and we will no longer accept subsequent Premium Payments.


See Examples 7, 8 and 10-14 under The Hartford's Lifetime Income Builder II.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as this rider is affected only by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a re-calculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.

Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.

After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change.

Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change.

You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Withdrawal Benefits of this rider and continue the Guaranteed Minimum Death Benefit only. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider at the time of the change, or we no longer offer this rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then we will:

    A. If we no longer offer this rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Withdrawal Benefit will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer this rider and: (i) if partial Surrenders have been taken prior to the first Contract Anniversary, then we will use the attained age of the oldest Covered Life as of the rider effective date to reset the Withdrawal Percent, or (ii) if partial Surrenders have not been taken prior to the first Contract Anniversary, then we will use the attained age of the older Covered Life as of the Contract Anniversary prior to the first partial Surrender to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change. The Maximum Contract Value will be recalculated to equal the Contract Value on the date of the change; or

    C. If we offer this rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.

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If the rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

SINGLE LIFE OPTION ELECTION:


IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues


JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and this rider, we will continue the rider with respect to all Lifetime

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Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and the rider is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.

If we are no longer offering this rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Benefit, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

This rider is designed to facilitate the continuation of your rights under this rider by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Contract Anniversary prior to the first partial Surrender

- The Lifetime Benefit Payment will be recalculated to equal the Withdrawal Percent multiplied by the greater of the Contract Value or Payment Base on the date of Spousal Contract continuation.

The remaining Covered Life can not name a new owner on the Contract. Any new beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

If the Spouse elects to continue the Contract and revoke the Lifetime Withdrawal Benefit, we will assess the charge on the revocation date and it will no longer be assessed thereafter. The Covered Life will be re-determined on the date of Spousal Contract continuation for purposes of the Guaranteed Minimum Death Benefit. If the Covered Life is greater than the age limitation of the rider at the time of Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will equal the Contract Value.


See Example 17 under The Hartford's Lifetime Income Builder II.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum Contract Value then in effect.

If your Contract Value is reduced below our minimum Contract Value then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

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The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 5%. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

This option may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 60 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 60 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or 4.5%. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 403, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?


Yes. We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the effective date of any Covered Life change. If there is a Covered Life change, we may prohibit investment in any Sub-Account; require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund of funds Sub-Accounts. Any transfers required to reallocate Contract Value will not be used in determining the number of transfers allowed during a Contract Year. If the restrictions are violated, the Withdrawal Benefit will be revoked but the Guaranteed Minimum Death Benefit will continue to apply.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We will not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments to in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. This restriction is not currently enforced.


See Examples 9 and 10 under The Hartford's Lifetime Income Builder II.


CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar

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year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.

- Your annual Lifetime Benefit Payments may fluctuate based on changes in the Payment Base and Contract Value. The Payment Base is sensitive to partial Surrenders in excess of the Lifetime Benefit Payment/Threshold. It is therefore possible that Surrenders and subsequent Premium Payments within the same Contract Year, whether or not equal to one another, can result in lower Lifetime Benefit Payments.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, any Death Benefit, whether standard or optional, will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize (because you reach the Annuity Commencement Date or your Guaranteed Minimum Withdrawal Benefit requires annuitization because the Contract Value has fallen below our minimum Contract Value then in effect), you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- The amount of the Withdrawal Percent used to compute your Lifetime Benefit Payment is frozen based on the date of the first partial Surrender.

- The determination of the "Relevant" Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.

- We may terminate this rider post-election based on your violation of benefit rules and may otherwise withdraw this rider for new sales at any time. In the event that this rider is terminated by us, your Lifetime Benefit Payments will cease; your Payment Base, including any automatic Payment Base increases will be eliminated, the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.

- You may select this rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect this rider you will not be eligible for the standard Death Benefits or able to elect optional riders other than MAV Plus.

- When the Single Life Option is chosen, Spouses may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in this optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.

- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

-   This rider may not be suitable if a Covered Life is under attained age 60.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for this rider may increase if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis and this section.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

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D. THE HARTFORD'S PRINCIPAL FIRST

OBJECTIVE

Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.


See Optional Benefit Comparisons in Appendix B.


You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier)(these dates are called "election dates" in this section). Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuiness of any election.

- We will not accept any election request prior to an election date. You may not post-date your election.

- If an election form is received in good order on or after an election date, the "step up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you can not ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

WHEN CAN YOU BUY THIS RIDER?

You may elect this benefit at any time, provided we are still offering this rider for new sales. Once elected, your choice is irrevocable. If not elected at issue, Plus Contract owners must wait until after the first Contract Anniversary before purchasing this benefit.

The maximum age of any Contract Owner or Annuitant when electing this rider is 85 for non-qualified plans and age 80 for IRA or qualified plans.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.

We will recalculate the charge each time that you step up your Benefit Amount. The fee at the time of step up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.

We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you are eligible for future step-ups. Subject to the foregoing limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners as a result of a change of ownership of this Contract.

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DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.

Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.

You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on "step-up" dates.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.

If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.

Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable Contingent Deferred Sales Charge.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:

A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  The Contract Value immediately following the partial Surrender; or

        (ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.

Please refer to examples 2 - 7 for The Hartford's Principal First in Appendix I for illustrations regarding recalculation of your Benefit Amount.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, partial Surrenders will reduce the standard Death Benefit.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

No.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.


WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS
RIDER?



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.


If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments. You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:

-   The Benefit Amount immediately prior to the ownership change or assignment;
    or

-   The Contract Value at the time of the ownership change or assignment.

The Benefit Payment will then be reset to 7% of the new Benefit Amount.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You may elect the annuitization option at any time. If you annuitize your Contract, you may choose this Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option (called the "PF Annuity Payout Option"), we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No.

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.

CAN WE AGGREGATE CONTRACTS?

We reserve the right to treat all Contracts issued to you by us or one of our affiliates as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.

- Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.

- Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.

- Additional contributions made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional contribution restores the Benefit Amount to the previous Benefit Amount.

- Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available subsequent to the Annuity Commencement Date may be less than Benefit Payments.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Synopsis and this section.

- When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.

8. MISCELLANEOUS

A. DEFINITIONS

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
U.S. Wealth Management, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, as adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

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ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner and Annuitant as the case may be.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder. The Benefit Amount is comprised of net Premium Payments, less any Payment Enhancements, if applicable, and may be subject to periodic step ups when The Hartford's Principal First or The Hartford's Lifetime Income Builder have been elected.

BENEFIT PAYMENT: The maximum guaranteed amount that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder. A Benefit Payment constitutes a partial Surrender.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the Lifetime Withdrawal Feature under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

ELIGIBLE WITHDRAWAL YEAR: As used in The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II, any Contract Year following the Relevant Covered Life's 60th birthday.

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FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all forms of Contracts we offer contain a Fixed Accumulation Feature.


FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our company assets, including any money you may have invested in the Fixed Accumulation Feature, if available. The assets in the General Account are available to our creditors.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year pursuant to The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. A Lifetime Benefit Payment constitutes a partial Surrender. Withdrawals taken prior to an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios) are excluded from this definition.


LIFETIME INCOME ELIGIBILITY DATE: Under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the date the relevant Covered Life attains age 59 1/2, at which point Lifetime Benefit Payments can begin.


MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and partial Withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

MAXIMUM CONTRACT VALUE: The greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.

MINIMUM CONTRACT VALUE: Subject to state variations, the Minimum Contract Value we establish from time to time.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.


PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments for The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios. The Payment Base may be subject to automatic annual Payment Base increases when The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios has been elected. In The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, Payment Base includes Payment Enhancements (Plus Contracts only) and front end sales charges (Edge Contracts only) but excludes any Employee Gross-Up. Your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored exchange program. For Plus contracts, your initial Payment Base includes any Payment Enhancement, if applicable; provided, however, Payment Enhancements are not taken into consideration as such for the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II.


PAYMENT ENHANCEMENT: An amount we credit to your Contract Value at the time a Premium Payment is made for "Plus" Contracts only. The amount of a Payment Enhancement is based on the cumulative Premium Payments you make to your Contract.


PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable front-end charges, Payment Enhancements or Employee Gross Up).


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

RELEVANT COVERED LIFE: When the Single Life option is chosen, the Relevant Covered Life will be the older of the Contract Owner(s) if the Contract Owner is a natural person or the Annuitant(s) if the Contract Owner is not a natural person. When the Joint/Spousal Option is chosen, however, the Relevant Covered Life will be the younger of the Contract Owner and his or her Spouse if the Contract Owner is a natural person or the Annuitant if the Contract Owner is not a natural person. As used herein, "attained

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age" means the chronological age of the Relevant Covered Life as of the most recent Contract Anniversary before requesting any partial Surrender or if a partial Surrender is requested during the first Contract Year, the chronological age of the Relevant Covered Life as of the Contract issuance date.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).



THRESHOLD: For the purposes of The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios, the amount used to determine the change in the Payment Base following a partial Surrender in any Contract Year that is not an Eligible Withdrawal Year (The Hartford's Lifetime Income Foundation and The Hartford's Lifetime Income Builder II) or any Contract Year that is prior to the Lifetime Income Eligibility Date (The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios). For the purposes of these optional riders, the percentage used to determine your Threshold amount is 5% (Single Life Election) or 4.5% Joint/ Spousal Election) of the Payment Base.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENT: The multiplier used in calculating Lifetime Benefit Payments under The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

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B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.


- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year (if Contract contains the Fixed Account Rider).


- CALIFORNIA -- Any Owner 60 years old or older when purchasing this Contract in California must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options.


  Under the Senior Protection Program, we will allocate your initial Premium Payment to a Money Market Fund Sub-Account (or comparable money market Sub-Account) for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a Money Market Fund Sub-Account (or comparable money market Sub-Account) unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from a Money Market Fund Sub-Account (or comparable money market Sub-Account) to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.



- CONNECTICUT -- There are no investment restrictions on the Sub-Accounts that you may invest in while subject to The Hartford's Principal First Preferred benefits. If you elect that rider, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equal or exceed $100,000. For Connecticut residents that elect The Hartford's Principle First Preferred, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, contract aggregation provisions do not apply.


- FLORIDA -- The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.


- MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later. The Nursing Home Waiver is not available.


-   MINNESOTA -- MAV Plus is not available and the Maximum Anniversary Value
    (MAV) Death Benefit is offered instead.


- NEW JERSEY -- The only AIRs available are 3% and 5%. The investment restrictions and the contract aggregation provisions of The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation are not applicable to New Jersey Owners electing such rider. The Nursing Home Waiver is not available.



- NEW YORK -- We will not recalculate The Hartford's Principal First Preferred or The Hartford's Principal First Benefit Amounts if you change ownership or assign your Contract to someone other than your Spouse. The Minimum Contract Value is $1,000 after any Surrender. The minimum monthly Annuity Payout is $20. There are no investment restrictions for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts. MAV Plus is not available and the Maximum Anniversary Value (MAV) Death Benefit is offered instead.



  The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available.



-   OKLAHOMA -- The only AIRs available are 3% and 5%.



- OREGON -- We will accept subsequent Premium Payments during the first three Contract Years. Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. The Life Annuity with a Cash Refund Annuity Payout Option is not available for Oregon residents and the only AIRs available are 3% and 5%.

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- PENNSYLVANIA -- The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. Pennsylvania residents may not choose a fixed dollar amount Annuity Payout or the Life Annuity with a Cash Refund Annuity Payout Option.



- WASHINGTON -- MAV Plus is not available and Maximum Anniversary Value (MAV) Death Benefit is offered instead. The Fixed Accumulation is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation. The rider charge for The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II and The Hartford's Lifetime Income Foundation is only deducted from the Sub-Accounts.

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C. FINANCIAL STATEMENTS

You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

D. MORE INFORMATION

OWNERSHIP CHANGES -- We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. Changes in ownership can also adversely affect your Death Benefits and optional withdrawal benefits.

If the Owner dies and the sole Beneficiary is the Owner's Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the applicable Death Benefit. We will adjust the Contract Value in these circumstances to equal the amount that we would have paid as the Death Benefit payment, had the Spouse elected to receive the applicable Death Benefit as a lump sum payment. This privilege will only apply once for each Contract.

You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

CONTRACT MODIFICATION -- We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

MEDICAID BENEFITS -- Medicaid is a program that covers most medical costs, including nursing home and home care for the elderly and certain persons with disabilities. To qualify, individuals must meet both income and resource tests. Subject to state law, income tests measure whether earned and unearned income such as benefit payments exceeds predetermined monthly caps. Resource tests look to the value of countable assets such as this Contract. Medicaid also allows the costs of benefits such as nursing home care, home and community based services, and related hospital prescription drug services to be recaptured from a recipient's estate after their death (or if the recipient has a surviving Spouse, the recapture is suspended until after the death of the recipient's surviving Spouse).

Medicaid estate planning may be important to people who are concerned about long term care costs or the adequacy of their private LTC insurance. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits.

Certain asset and/or trust transfers (or a "spend down" of assets) made to become eligible for Medicaid may trigger periods of potentially unlimited ineligibility and can be considered fraud. Each state examines the financial history of a person to determine whether he or she transferred funds at below market value in order to qualify for Medicaid. These look-back periods are currently 36-months for asset transfers and 60-months for Medicaid exempt trust transfers.

Ownership interests or beneficiary status under this variable annuity can render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract.

This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

E. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

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F. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principle underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2007. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


Core and Edge Contracts may be sold directly to the following individuals free of any commission ("Employee Gross-Up" on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and 2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

ADDITIONAL PAYMENTS


Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

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ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
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Access                            Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment             Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                         Joint marketing campaigns and/or Financial Intermediary event advertising/ participation;
                                  sponsorship of Financial Intermediary sales contests and/or promotions in which participants
                                  (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowances      Pay Fund related parties for wholesaler support, training and marketing activities for certain
                                  Funds.
Support                           Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training                          Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                        Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                            Pay for the overall volume of their sales or the amount of money investing in our products.



As of December 31, 2007, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.), Bancwest Investment Services, Inc., Cadaret, Grant & Co., Inc., Capital Analyst Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, L.P., Cuna Brokerage Services, Inc., Cuso Financial Services, L.P., Edward D. Jones & Co., L.P., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, First Montauk Securities Corp., First Tennessee Bank, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc., H. Beck, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., Heim & Young Securities, Huntington Investment Company, Independent Financial Group LLC, Infinex Financial Group, ING Advisors Network, (Financial Network Services (or Investment) Corp., ING Financial Partners, Multi-Financial Securities, Primevest Financial Services, Inc.,), Investacorp, Inc. , Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, James T. Borello & Co., Janney Montgomery Scott, Inc., Jefferson Pilot Securities Corporation, Key Investment Services, LaSalle Financial Services, Inc., Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc., Morgan Keegan FID Division, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Pension Planners Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James FID Division, Raymond James Financial Services, RBC Dain FID Division, RBC Dain Rauscher Inc., RDM Investment Svcs Inc., Robert W. Baird & Co. Inc., Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific, Stifel Nicolaus & Company, Incorporated, Summit Brokerage Services Inc., Sun Trust Bank, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), XCU Capital Corporation, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



As of December 31, 2007, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $66.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.06% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $15.8 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.



Financial Intermediaries that received Additional Payments in 2007, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).


A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value

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      should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

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        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

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        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it

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would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Section 10 for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

10. INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs

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subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you

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choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.

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Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

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For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or

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    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24,

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2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

74

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                               APP I-1

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APPENDIX I -- EXAMPLES


TABLE OF CONTENTS



                                                                         PAGE
--------------------------------------------------------------------------------
Premium Security Death Benefit                                           APP 1-2
Asset Protection Death Benefit                                           APP 1-4
The Hartford's Principal First                                           APP 1-6
The Hartford's Principal First Preferred                                 APP 1-7
The Hartford's Lifetime Income Builder                                   APP 1-8
The Hartford's Lifetime Income Foundation                               APP 1-10
The Hartford's Lifetime Income Builder II                               APP 1-14
The Hartford's Lifetime Income Builder Selects and The Hartford's       APP 1-20
 Lifetime Income Builder Portfolios
MAV Plus                                                                APP 1-31

APP I-2

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PREMIUM SECURITY DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403, and your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000],

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

                                                               APP I-3

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)],

-   The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and
    (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

APP I-4

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ASSET PROTECTION DEATH BENEFIT

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903];
    the lesser (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857,

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

                                                               APP I-5

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EXAMPLE 3

ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN WE RECALCULATE YOUR BENEFIT AMOUNT BY COMPARING THE RESULTS OF TWO CALCULATIONS AND TAKING THE LESSER OF THE
TWO:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% ($83,571) = $140,893]; the lesser (a) and (b) is
    $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

APP I-6

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THE HARTFORD'S PRINCIPAL FIRST

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                               APP I-7

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THE HARTFORD'S PRINCIPAL FIRST PREFERRED

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your new Benefit Amount ($150,000) multiplied by 5%.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations and taking the lesser of the two:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP I-8

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THE HARTFORD'S LIFETIME INCOME BUILDER


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED.


FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH BENEFIT IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

- Your Lifetime Benefit Payment is zero. The Lifetime Benefit Payment will be set equal to the Benefit Amount multiplied by 5% on the Contract Anniversary immediately following the Older Owner's 60th birthday.

EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($105,000 / $100,000) - 1 = .05 = 5%.

- Your Benefit Amount is $105,000, which is your previous Benefit Amount plus the automatic Benefit Amount increase.

-   Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $105,000 x .004 = $420, this amount is deducted from the Contract
           Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

-   Your initial Benefit Amount is $100,000.

-   Your Benefit Payment is $5,000.

-   After the partial Surrenders of $1,000, your Benefit Amount is $99,000.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($99,000) divided by the Maximum Contract Value ($100,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($99,000 / $100,000) - 1 = -.01 subject to the minimum of 0%.

- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.

- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $99,000 x .004 = $396, this amount is deducted from the Contract
           Value.

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

-   At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.

-   Your Benefit Payment is $5,000.

-   Your Benefit Amount after the premium payment is $119,000.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

                                                               APP I-9

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EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT AT THE ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.

-   After premium payment, your Benefit Amount is $119,000.

-   Your Benefit Payment is $5,950.

- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value ($118,000) divided by the Maximum Contract Value ($120,000), less 1 subject to a minimum of 0% and a maximum of 10%.

       -   ($118,000 / $120,000) - 1 = -.01667 subject to a minimum of 0%

- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.

-   Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $119,000 x .004 = $476, this amount is deducted from the Contract
           Value.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES A CONTINGENT DEFERRED SALES CHARGE. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.

-   At the beginning of Contract Year 3, your initial Benefit Amount is
    $119,000.

-   Your Benefit Payment is $5,950.

- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows

       -   (i) the Contract Value immediately following the partial withdrawal:
           $80,000.

       - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: $119,000 - $35,000 = $84,000.

-   Your new Benefit Amount is $80,000.

-   Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.

EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDER OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.

-   Your Benefit Amount after the automatic increase calculation is $200,000.

-   Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount.

- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.

       -   $200,000 x .004 = $800, this amount is deducted from the Contract
           Value.

EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.

- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.

- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.

-   Your Benefit Amount is $80,000 before the partial Surrender.

-   Your Benefit Amount after the partial Surrender is $68,000.

- It is the lesser of Contract Value after the partial Surrender ($73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.

- Your Benefit Amount will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrenders. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.

- Your Lifetime Benefit Payment will reset to $3,400 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

APP I-10

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THE HARTFORD'S LIFETIME INCOME FOUNDATION


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-11

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Foundation is 0.30% of the Payment Base.

           - $99,000 x 0.30% = $297, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-12

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EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

                                                                 APP I-13

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EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment /Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-14

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THE HARTFORD'S LIFETIME INCOME BUILDER II


THIS OPTIONAL WITHDRAWAL BENEFIT IS CLOSED TO NEW INVESTORS IF THE HARTFORD'S LIFETIME INCOME SELECTS OR THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS IS APPROVED IN YOUR STATE.


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $5,000, which is 5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Threshold is $4,500, which is 4.5% of your Payment Base.

- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 5%, which is based on your age.

-   Your Lifetime Benefit Payment is $5,000, which is 5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3, HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000.

- Your Lifetime Benefit Payment is $6,300, which is the product of your Withdrawal Percent multiplied by $105,000, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $6,000.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 6% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $300.

-   Your Contract Value after the withdrawal is $99,000.

- Your Guaranteed Minimum Death Benefit is $94,000, which is your prior Death Benefit reduced by the amount of the withdrawal.

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Payment Base is $100,000, which is your initial Premium Payment.

-   Your Withdrawal Percent is 4.5%, which is based on your age.

-   Your Lifetime Benefit Payment is $4,500, which is 4.5% of your Payment Base.

- Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

                                                                 APP I-15

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EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5, HOWEVER YOUR FIRST PARTIAL SURRENDER AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $106,500.

- Your Lifetime Benefit Payment is $5,857.50, which is the product of your Withdrawal Percent multiplied by $106,500, which is the greater of your Contract Value at the beginning of the year and your Payment Base.

-   You take a partial Surrender of $5,500.

- Your Payment Base remains at $100,000, since the withdrawal did not exceed your Lifetime Benefit Payment.

- Your Withdrawal Percent will remain at 5.5% for the duration of your Contract; this is based on your age on the most recent Contract Anniversary prior to your first partial Surrender.

-   Your remaining Lifetime Benefit Payment for the Contract Year is $357.50.

-   Your Contract Value after the withdrawal is $101,000.

- Your Guaranteed Minimum Death Benefit is $94,500, which is your prior Death Benefit reduced by the withdrawal.

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $5,000.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $4,000, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

APP I-16

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EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.

     PRIOR TO THE SURRENDER:

       -   Your initial Payment Base is $100,000.

       -   Your Threshold is $4,500.

       -   Your Guaranteed Minimum Death Benefit is $100,000.

     AFTER THE SURRENDER:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($95,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($95,000/$100,000) - 1 = -.05 subject to the minimum of 0%.

       - Your Payment Base is $99,000, which is your prior Payment Base reduced by the amount of the partial Surrender, since the automatic Payment Base increase was 0%.

       - Your Withdrawal Percentage, used to determine Lifetime Benefit Payments when you are in an Eligible Withdrawal Year, will remain at 4.5% for the duration of your Contract.

       - Your remaining Threshold amount for the Contract Year is $3,500, which is your prior Threshold amount reduced by the amount of the partial Surrender.

       - The annual charge for The Hartford's Lifetime Income Builder II is 0.40% of the Payment Base after the automatic increase calculation.

           - $99,000 x 0.40% = $396, this amount is deducted from the Contract Value.

       - Your Guaranteed Minimum Death Benefit is $99,000, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,950.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,950, which is 5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 8 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.

     PRIOR TO THE PREMIUM PAYMENT:

       - At the beginning of Contract Year 2, your initial Payment Base is $99,000.

       -   Your Threshold amount is $4,455.

       -   Your Guaranteed Minimum Death Benefit is $99,000.

     AFTER THE PREMIUM PAYMENT:

       - Your Payment Base is $119,000, which is your prior Payment Base increased by the amount of the Premium Payment.

       - Your Threshold amount is $5,355, which is 4.5% of the greater of your Contract Value immediately following the Premium Payment or your Payment Base immediately following the Premium Payment.

       - Your Guaranteed Minimum Death Benefit is $119,000, which is your prior Death Benefit increased by the amount of the Premium Payment.

                                                                    APP I-17

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EXAMPLE 11: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,300 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 6% MULTIPLIED BY THE GREATER OF THE PAYMENT BASE OR CONTRACT VALUE, OR $3,300.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 6% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,700, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 12: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,025 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000; THE LIFETIME BENEFIT PAYMENT IS 5.5% MULTIPLIED BY THE GREATER OF PAYMENT BASE OR CONTRACT VALUE, OR $3,025.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base remains at $50,000, which is the Payment Base prior to the partial Surrender, since the partial Surrender did not exceed your Lifetime Benefit Payment.

       -   Your Withdrawal Percent is 5.5% for the duration of your Contract.

       - Your Lifetime Benefit Payment for the remainder of the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $46,975, which is your prior Death Benefit reduced by the amount of the partial Surrender.

EXAMPLE 13: ASSUME THE SAME FACTS AS EXAMPLE 11 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 6%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,700.

     AFTER THE PARTIAL SURRENDER:

       - Your Payment Base is $49,038, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,802, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

APP I-18

-------------------------------------------------------------------------------

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

     PRIOR TO THE PARTIAL SURRENDER:

       -   Your Payment Base is $50,000.

       -   Your Withdrawal Percent was previously locked in at 5.5%.

       -   Your remaining Lifetime Benefit Payment for this Contract Year is $0.

       -   Your Guaranteed Minimum Death Benefit is $46,975.

     AFTER THE PARTIAL SURRENDER:

       - Your new Payment Base is $47,959, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Payment Base.

       -   Your Lifetime Benefit Payment remaining for the Contract Year is $0.

       - Your Guaranteed Minimum Death Benefit is $45,058, which is calculated by determining the proportional reduction 1 - (Surrender exceeding the Lifetime Benefit Payment/Contract Value prior to the Surrender); then this factor is multiplied by the prior Death Benefit.

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $110,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $5,000, which is 5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($110,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($110,000/$100,000) - 1 = .10 subject to the maximum of 10%.

       - Your Payment Base is $110,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $5,500, which is your new Payment Base multiplied by 5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

                                                                    APP I-19

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $105,000.

     PRIOR TO THE CONTRACT ANNIVERSARY:

       -   Your Payment Base is $100,000, which is your initial Premium Payment.

       -   Your Threshold is $4,500, which is 4.5% of your Payment Base.

       - Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be determined in the first Eligible Withdrawal Year in which you take a partial Surrender.

       - Your Guaranteed Minimum Death Benefit is $100,000, which is your initial Premium Payment.

     AFTER THE CONTRACT ANNIVERSARY:

       - At the anniversary, we calculate the automatic Payment Base increase. The ratio is the Contract Value ($105,000) divided by the Maximum Contract Value ($100,000), less 1. Subject to a minimum of 0% and a maximum of 10%.

           -   ($105,000/$100,000) - 1 = .05 subject to the maximum of 10%.

       - Your Payment Base is $105,000, which is your prior Payment Base multiplied by the automatic Payment Base increase.

       - Your Threshold amount for the Contract Year is $4,725, which is your new Payment Base multiplied by 4.5%.

       - Your Guaranteed Minimum Death Benefit remains $100,000, as it is not impacted by the automatic Payment Base increase.

EXAMPLE 17: SPOUSAL CONTRACT CONTINUATION

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000. The values for the rider are impacted as follows:

  Payment Base = $150,000 (greater of Contract Value or Payment Base on date of continuation)

  WP = existing Withdrawal Percent if partial Surrender have been taken, or else it is set using the remaining Spouse's attained age on the Contract Anniversary prior to the first partial Surrender (for this example we will say it is 6%).

  Lifetime Benefit Payment = $9,000 (WP x greater of Payment Base or Contract Value on date of continuation)

  Death Benefit = $150,000 (Contract Value on date of continuation)

  Maximum Contract Value (LIB II Only) = $150,000 (greater of Contract Value or Payment Base on date of continuation)

APP I-20

-------------------------------------------------------------------------------


THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


EXAMPLE 1: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 2: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS LESS THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 3: ASSUME YOU SELECT SINGLE LIFE OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE OLDER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                            5%                                         5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

EXAMPLE 4: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 3 (SINGLE LIFE), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 6% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE YEAR IS $105,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $105,500.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
LIFETIME BENEFIT PAYMENT                                    $6,330                                     $6,300
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

                                                                    APP I-21

-------------------------------------------------------------------------------

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $330                                       $300
                                           - Remaining for Contract Year              - Remaining for Contract Year
CONTRACT VALUE AFTER THE WITHDRAWAL                         $99,000                                    $99,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

EXAMPLE 5: ASSUME YOU SELECT JOINT/SPOUSAL OPTION WHEN YOU PURCHASE YOUR CONTRACT, THE YOUNGER COVERED LIFE IS AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
WITHDRAWAL PERCENT                                           4.5%                                       4.5%
                                           - Based on your age                        - Based on your age
LIFETIME BENEFIT PAYMENT                                    $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment


(1) The Withdrawal Percentage will remain for the duration of your Contract unless an automatic Payment Base increase occurs on a future anniversary and a new Withdrawal Percent age band is applicable; if no automatic Payment Base increase occurs on a future anniversary where a new Withdrawal Percent age band is applicable, your Withdrawal Percent will remain as is.


EXAMPLE 6: ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 5 (JOINT/SPOUSAL), HOWEVER YOUR FIRST PARTIAL SURRENDER IS TAKEN AT AGE 70. YOUR WITHDRAWAL PERCENT IS 5.5% BASED ON YOUR AGE. YOUR CONTRACT VALUE AT THE BEGINNING OF THE CONTRACT YEAR IS $110,000. YOUR CONTRACT VALUE UPON ATTAINING AGE 70 IS $111,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
LIFETIME BENEFIT PAYMENT                                    $6,105                                     $6,050
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your Payment Base or Contract   Payment Base
                                           Value upon attaining age 70

YOU TAKE A PARTIAL SURRENDER OF $6,000, VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $110,000
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $105                                        $50
                                           - Remaining for Contract Year              - REMAINING FOR CONTRACT YEAR
CONTRACT VALUE AFTER THE WITHDRAWAL                        $105,000                                   $105,000
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-22

-------------------------------------------------------------------------------

EXAMPLE 7: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,950                                     $4,950
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 8: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $105,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $5,000                                     $5,000
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

                                                                    APP I-23

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                           5%(1)                                      5%(1)
THRESHOLD                                                   $4,000                                     $4,000
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($105,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($99,000), less 1             - Your current Payment Base
                                           - Resulting in 0.06%, subject to minimum
                                           of 0% and maximum of 10%
THRESHOLD                                                   $5,250                                     $5,250
                                           - 5% of your Payment Base                  - 5% of your Payment Base
RIDER CHARGE                                                $577.50                                    $682.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 9: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE PRIOR TO THE RIDER CHARGE BEING DEDUCTED ON YOUR FIRST ANNIVERSARY IS $95,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
THRESHOLD                                                   $4,500                                     $4,500
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - Prior Payment Base reduced by            - Prior Payment Base reduced by
                                           withdrawal                                 withdrawal
WITHDRAWAL PERCENT                                          4.5%(1)                                    4.5%(1)
THRESHOLD                                                   $3,500                                     $3,500
                                           - Remaining for the Contract Year          - Remaining for the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           withdrawal                                 withdrawal

APP I-24

-------------------------------------------------------------------------------

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($95,000) divided by your current Payment  the rider charge being taken, or
                                           Base ($99,000), less 1                     - Your current Payment Base
                                           - Resulting in -0.04%, subject to minimum
                                           of 0%, No change to the Payment Base
THRESHOLD                                                   $4,455                                     $4,455
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
RIDER CHARGE                                                $544.50                                    $643.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000
                                           - No change due to anniversary processing  - No change due to anniversary processing


EXAMPLE 10: ASSUME THE SAME FACTS AS EXAMPLE 7 (SINGLE LIFE). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $121,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,950                                     $4,950
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $6,050                                     $5,950
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

                                                                    APP I-25

-------------------------------------------------------------------------------

EXAMPLE 11: ASSUME THE SAME FACTS AS EXAMPLE 9 (JOINT/SPOUSAL). ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2, THE CONTRACT VALUE AFTER THE PAYMENT IS $125,000.

VALUES PRIOR TO THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $99,000                                    $99,000
THRESHOLD                                                   $4,455                                     $4,455
GUARANTEED MINIMUM DEATH BENEFIT                            $99,000                                    $99,000

VALUES AFTER THE PREMIUM PAYMENT:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $119,000                                   $119,000
                                           - Prior Payment Base increased by the      - Prior Payment Base increased by the
                                           Premium Payment                            Premium Payment
THRESHOLD                                                   $5,625                                     $5,355
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by your
                                           greater of your current Payment Base or    current Payment Base
                                           Contract Value
GUARANTEED MINIMUM DEATH BENEFIT                           $119,000                                   $119,000
                                           - Prior Death Benefit increased by the     - Prior Death Benefit increased by the
                                           Premium Payment                            Premium Payment

EXAMPLE 12: ASSUME THE OLDER COVERED LIFE IS 74 (SINGLE LIFE). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $3,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 6%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                           6%(1)                                      6%(1)
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

APP I-26

-------------------------------------------------------------------------------

EXAMPLE 13: ASSUME THE YOUNGER COVERED LIFE IS 74 (JOINT/SPOUSAL). ASSUME THE OWNER MAKES THE FIRST PARTIAL SURRENDER UNDER THE CONTRACT OF $2,750 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE PAYMENT BASE IS $50,000; THE CONTRACT VALUE (ON ANNIVERSARY) IS $55,000; THE WITHDRAWAL PERCENT IS 5.5%; THE GUARANTEED MINIMUM DEATH BENEFIT IS $50,000.

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                          5.5%(1)                                    5.5%(1)
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

EXAMPLE 14: ASSUME THE SAME FACTS AS EXAMPLE 12 (SINGLE LIFE). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $1,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $52,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $51,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
                                           - Partial Surrender did not exceed the     - Partial Surrender did not exceed the
                                           Lifetime Benefit Payment                   Lifetime Benefit Payment
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                     $300                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           6% multiplied by the greater of the        6% multiplied by the Payment Base on the
                                           Payment Base or Contract Value on the      Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $3,000
                                           $3,300
GUARANTEED MINIMUM DEATH BENEFIT                            $47,000                                    $47,000
                                           - Prior Death Benefit reduced by the       - Prior Death Benefit reduced by the
                                           partial Surrender                          partial Surrender

                                                                    APP I-27

-------------------------------------------------------------------------------

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $49,323                                    $49,038
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($700/($52,000-$300)                     1-($1000/$52,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $46,068                                    $46,096
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

EXAMPLE 15: ASSUME THE SAME FACTS AS EXAMPLE 13 (JOINT/SPOUSAL). ASSUME THAT A SECOND PARTIAL SURRENDER IS TAKEN IN THE SAME CONTRACT YEAR FOR $2,000; THE CONTRACT VALUE PRIOR TO THE PARTIAL SURRENDER IS $49,000; THE CONTRACT VALUE AFTER THE PARTIAL SURRENDER IS $47,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $50,000                                    $50,000
WITHDRAWAL PERCENT                                           5.5%                                       5.5%
LIFETIME BENEFIT PAYMENT                                     $275                                        $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
                                           - Available Lifetime Benefit Payment was   - Available Lifetime Benefit Payment was
                                           5.5% multiplied by the greater of the      5.5% multiplied by the Payment Base on
                                           Payment Base or Contract Value on the      the Contract Anniversary
                                           Contract Anniversary                       - Available Lifetime Benefit Payment was
                                           - Available Lifetime Benefit Payment was   $2,750
                                           $3,025
GUARANTEED MINIMUM DEATH BENEFIT                            $47,250                                    $47,250

VALUES AFTER THE PARTIAL SURRENDER:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                                $48,230                                    $47,959
                                           - Proportional reduction:                  - Proportional reduction:
                                           1-($1,725/($49,000-$275)                   1-($2,000/$49,000)
LIFETIME BENEFIT PAYMENT                                      $0                                         $0
                                           - Remaining Lifetime Benefit Payment for   - Remaining Lifetime Benefit Payment for
                                           the Contract Year                          the Contract Year
GUARANTEED MINIMUM DEATH BENEFIT                            $45,312                                    $45,321
                                           - Prior Death Benefit reduced by partial   - Prior Death Benefit reduced by partial
                                           surrender NOT exceeding the Lifetime       surrender NOT exceeding the Lifetime
                                           Benefit Payment. Then, proportional        Benefit Payment. Then, proportional
                                           reduction multiplied by the result of the  reduction multiplied by the result of the
                                           above                                      above

APP I-28

-------------------------------------------------------------------------------

EXAMPLE 16: ASSUME THE SAME FACTS AS EXAMPLE 1 (SINGLE LIFE). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE CONTRACT ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $5,000                                     $5,000
                                           - 5% of your Payment Base                  - 5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE ANNIVERSARY PROCESSING:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $5,500                                     $5,750
                                           - 5% of your Payment Base                  - 5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

EXAMPLE 17: ASSUME THE SAME FACTS AS EXAMPLE 2 (JOINT/SPOUSAL). NOW ASSUME YOU HAVE REACHED YOUR FIRST CONTRACT ANNIVERSARY. YOUR CONTRACT VALUE ON THE ANNIVERSARY IS $115,000.

VALUES PRIOR TO THE CONTRACT ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment
THRESHOLD                                                   $4,500                                     $4,500
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
LIFETIME BENEFIT PAYMENT                                      N/A                                        N/A
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - Equal to your initial Premium Payment    - Equal to your initial Premium Payment

VALUES AFTER THE CONTRACT ANNIVERSARY:

PAYMENT BASE                                               $110,000                                   $115,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($115,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($100,000), less 1            - Your current Payment Base
                                           - Resulting in 0.15%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
THRESHOLD                                                   $4,950                                     $5,175
                                           - 4.5% of your Payment Base                - 4.5% of your Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                           $100,000                                   $100,000
                                           - No change due to anniversary processing  - No change due to anniversary processing

                                                                    APP I-29

-------------------------------------------------------------------------------

EXAMPLE 18: SPOUSAL CONTRACT CONTINUATION (SINGLE LIFE)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Equal to the Contract Value on date of   - Equal to Contract Value on date of
                                           continuation                               continuation
WITHDRAWAL PERCENTAGE                                         6%                                         6%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $9,000                                     $9,000
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by the
                                           Payment Base on date of continuation       Payment Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

EXAMPLE 19: SPOUSAL CONTRACT CONTINUATION (JOINT/SPOUSAL)

On date of Spousal Contract continuation, we increase the Contract Value to equal the Death Benefit (if greater). For illustration purposes, we will assume the Contract Value on the date of continuation is set equal to the Death Benefit of $150,000 and the Payment Base is $125,000.

VALUES UPON SPOUSAL CONTRACT CONTINUATION:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $150,000                                   $150,000
                                           - Greater of Contract Value or Payment     - Greater of Contract Value or Payment
                                           Base on date of continuation               Base on date of continuation
WITHDRAWAL PERCENTAGE                                        5.5%                                       5.5%
                                           - Withdrawal Percent is set using the      - Withdrawal Percent is set using the
                                           oldest Covered Life's age on the           oldest Covered Life's age on the
                                           effective date of continuation             effective date of continuation
LIFETIME BENEFIT PAYMENT                                    $8,250                                     $8,250
                                           - Withdrawal Percent multiplied by the     - Withdrawal Percent multiplied by
                                           greater of the Contract Value or Payment   Payment Base on date of continuation
                                           Base on date of continuation
GUARANTEED MINIMUM DEATH BENEFIT                           $150,000                                   $150,000
                                           - Equal to Contract Value on date of       - Equal to Contract Value on date of
                                           continuation                               continuation

APP I-30

-------------------------------------------------------------------------------

EXAMPLE 20: WITHDRAWAL PERCENT INCREASE; ASSUME THE SAME CONTRACT ISSUE FACTS AS EXAMPLE 4 (SINGLE LIFE). YOUR WITHDRAWAL PERCENT IS 6%, WHICH WAS BASED ON YOUR AGE (70) AT THE TIME OF FIRST WITHDRAWAL. YOUR LIFETIME BENEFIT PAYMENT PRIOR TO THE CONTRACT ANNIVERSARY IS $6,300. YOU ARE NOW AGE 75 AND YOUR ANNIVERSARY IS BEING PROCESSED. YOUR CONTRACT VALUE ON ANNIVERSARY IS $117,000.

VALUES PRIOR TO THE ANNIVERSARY:

                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $105,000                                   $105,000
WITHDRAWAL PERCENT                                            6%                                         6%
LIFETIME BENEFIT PAYMENT                                    $6,300                                     $6,300
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000

VALUES AFTER THE ANNIVERSARY PROCESSING:


                                                        THE HARTFORD'S                             THE HARTFORD'S
                                                        LIFETIME INCOME                            LIFETIME INCOME
                 FEATURE                                BUILDER SELECTS                          BUILDER PORTFOLIOS
-------------------------------------------------------------------------------------------------------------------------------
PAYMENT BASE                                               $115,500                                   $117,000
                                           - The ratio is the Contract Value          - Greater of the Contract Value prior to
                                           ($117,000) divided by your current         the rider charge being taken, or
                                           Payment Base ($105,000), less 1            - Your current Payment Base
                                           - Resulting in 0.11%, capped at 10%.
                                           Subject to minimum of 0% and maximum of
                                           10%
WITHDRAWAL PERCENT                                           6.5%                                       6.5%
                                           - Due to the automatic increase and        - Due to the automatic increase and
                                           client reaching a new age band, the        client reaching a new age band, the
                                           Withdrawal Percent has increased           Withdrawal Percent has increased
LIFETIME BENEFIT PAYMENT                                   $7,507.50                                   $7,605
RIDER CHARGE                                                $635.25                                    $760.50
                                           - Rider charge of 0.55% multiplied by      - Rider charge of 0.65% multiplied by
                                           your current Payment Base                  your current Payment Base
GUARANTEED MINIMUM DEATH BENEFIT                            $94,000                                    $94,000
                                           - No change due to anniversary processing  - No change due to anniversary processing



EXAMPLE 21



Assume the following Contract values:



Contract Value = $3,000



Lifetime Benefit Payment = $2,000



Client takes a partial Surrender of $2,000 (within rider limit)



New Contract Value = $1,000



- Minimum Amount Rule is reached as remaining Contract Value is reduced below one Lifetime Benefit Payment and the Partial Surrender was within the rider limit



       -   Contract Value is transferred to approved investment program



       -   We will no longer accept subsequent Premium Payments



       - We will begin to automatically pay the annual Lifetime Benefit Payment via the Automatic Income Program. The Lifetime Benefit Payment will be paid out of our General Account



       - The payout of the Lifetime Benefit Payment will no longer reduce the Contract Value, however, the Death Benefit will continue to be reduced



       -   We will waive the Annual Maintenance Fee and rider fee



       -   Benefit Increases will no longer be applied



NOTE: If the Contract Value is reduced below one Lifetime Benefit Payment on any Contract Anniversary due to performance the above scenario would occur.

                                                                    APP I-31

-------------------------------------------------------------------------------


EXAMPLE 22



Assume the following Contract values:



Contract Value = $3,000



Lifetime Benefit Payment = $2,000



Client takes a partial Surrender of $2,800 (exceeds rider limit)



New Contract Value = $200



- Minimum Account Rule is reached as remaining Contract Value is reduced below the Minimum Account Rule under the contract, $500 (varies by state) and the Partial Surrender exceeded the rider limit



       -   Contract is fully liquidated


MAV PLUS

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we receive proof of Death, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000 - $0 + $0 = $9,273].

Since the Contract gain at the time of partial Surrender [$9,273] exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.


MAV PLUS DEATH BENEFIT AMOUNT IS $106,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)


ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under MAV PLUS/EPB Death Benefit for details of calculation.)

APP I-32

-------------------------------------------------------------------------------

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so we take the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the Death Benefit.

EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)),

-   On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000 - $0 + $0 = $50,000].

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

We would calculate the Contract gain as follows:

-   Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

-   Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- We calculate the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so we take 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and add that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

                                                                    APP II-1

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

[To be filed by Amendment]

                                                                         APP A-1

--------------------------------------------------------------------------------

APPENDIX A -- PRODUCT COMPARISON INFORMATION

In addition to the variable annuity Contract described in this prospectus, we offer other deferred individual variable annuities, each having different sales charges (if any), fees and investment options. The primary differences between the "Director M" and "Leaders" suites of variable annuities we currently offer generally relate to the investment options offered and mortality expense risk charges. We offer three contract variations that have a contingent deferred sales charge (these forms of contract are called "Outlook", "Plus" and our base contract (which does not have a separate marketing name, but is sometimes referred to in this prospectus as the "Core" version)), one contract version has a front end sales charge (called "Edge") and one contract version has no sales charge (called "Access"). We have not included information regarding our Edge Contract because it is offered through a very limited number of Financial Intermediaries.

Your Registered Representative can help you decide which contract variation may be appropriate for you based on your individual circumstances, time horizon, policy feature preferences and risk tolerance. You should consider these differences and discuss them with your Registered Representative to choose a variable annuity. Not all forms of contract are offered by all Financial Intermediaries. This Appendix does not constitute, and may not be used for the purposes of making, any offer or solicitation by anyone of any form of variable annuity other than as specifically provided in this prospectus.

Presented below are some, but certainly not all, of the differentiating features between our individual deferred variable annuities. The form of Contract you select will be identified on your application and the contract issued to you. Consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the variable annuity product and underlying Fund prospectuses contain other information about variable annuities and investment options. Your Registered Representative can provide you with prospectuses or you can contact us to receive one. This and any of the other variable annuities referenced in this Appendix are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC. Please read the prospectus carefully before investing.

I. KEY DIFFERENCES

              MINIMUM INITIAL
                  PREMIUM
                           NON-
          QUALIFIED      QUALIFIED
CONTRACT  CONTRACT       CONTRACT                           SALES CHARGE
----------------------------------------------------------------------------------------
ACCESS     $10,000        $2,000                                                 None
CORE       $1,000         $1,000    Year      1        2        3        4        5
                                    CDSC(2)  7%       7%       7%       6%       5%
OUTLOOK    $10,000        $2,000    Year      1        2        3        4       5+
                                    CDSC(2)  7%       6%       5%       4%       0%
PLUS       $10,000        $2,000    Year      1        2        3        4        5
                                    CDSC(2)  8%       8%       8%       8%       7%


                                          MORTALITY &                    MAXIMUM
                                          EXPENSE RISK     PAYMENT       UP-FRONT
CONTRACT           SALES CHARGE            CHARGE(1)     ENHANCEMENT    COMMISSION
--------  -------------------------------------------------------------------------
ACCESS                                       1.55%           No             2%
CORE       6        7       8+
          4%       3%       0%               1.15%           No             7%
OUTLOOK
                                             1.50%           No           5.75%
PLUS       6        7        8       9+
          6%       5%       4%       0%      1.50%         Yes(3)          6.5%

(1) Excluded fees include administrative charges (up to 0.20%), annual maintenance fees (applies to contracts with anniversary/surrender contract values less than $50,000), premium taxes (0 - 3.5%) and optional benefit fees.

(2) Each Premium Payment has its own Contingent Deferred Sales Charge (CDSC) schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC. When a CDSC is applicable, only Surrenders in excess of the Annual Withdrawal Amount (AWA) will be subject to a CDSC. After the AWA deduction, surrenders will then be taken first: from earnings, second: from Premium Payments not subject to a CDSC, third: from 10% of Premium Payments still subject to a CDSC, fourth: from Premium Payments subject to a CDSC on a first-in-first-out basis, and fifth: from Payment Enhancements for Plus contracts only. A CDSC will not exceed your total Premium Payments.

APP A-2

--------------------------------------------------------------------------------

(3) We add an additional sum to your Account Value equal to 3% of the Premium Payment if cumulative Premium Payments are less than $50,000 or 4% of the Premium Payment if cumulative Premium Payments are more than $50,000. If a subsequent Premium Payment increases cumulative Premium Payments to $50,000 or more, we will credit an additional Payment Enhancement to your Account Value equal to 1% of your Premium Payments. Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment. The cost of providing Payment Enhancements is included in the higher Mortality and Expense Risk Charges. Payment Enhancements will be recaptured if you:

-   Cancel your Contract during any "Free Look" period.

- Annuitize your Contract, you will forfeit Payment Enhancements credited in the 24 months prior to the Annuity Commencement Date.

- Request a full or partial Surrender under the CDSC exemption applicable when you are a patient in a certified long-term care facility or other eligible facility.

(4) Dollar cost averaging is not available for Access contracts. InvestEase Program is not available for Select Leaders and Select Dimensions contracts. Asset Rebalancing is called "Automatic Additions" in Select Leaders and Select Dimensions contracts.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CDSC:

- Annual Withdrawal Amount -- During the Contract Years when a CDSC applies, you may take partial Surrenders up to 10% of the total Premium Payments otherwise subject to a CDSC. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any CDSC for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

  For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

  This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) -- No CDSC will be deducted if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization -- The CDSC is not deducted when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows Surrenders.

- For Required Minimum Distributions -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a CDSC for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the CDSC if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- No CDSC will be deducted if you cancel your Contract during the Right to Cancel Period.

                                                                         APP A-3

--------------------------------------------------------------------------------

II. EXAMPLES

The following Example is intended to help you compare the cost of investing in any of these forms of contract. The Example uses the same assumptions referenced in Section 2. The data reflected does not take into account Funds available in proprietary versions of our variable annuities.

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $559   $1,782   $2,946        $5,770
Core                                 $1,211   $2,321   $3,225        $5,461
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,352   $2,510   $3,559        $5,732

(2)  If you annuitize at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 494   $1,677   $2,841        $5,665
Core                                  $ 453   $1,561   $2,659        $5,356
Outlook                               $ 489   $1,663   $2,819        $5,627
Plus                                  $ 489   $1,663   $2,819        $5,627

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                $ 599   $1,782   $2,946        $5,770
Core                                  $ 558   $1,666   $2,764        $5,461
Outlook                               $ 594   $1,768   $2,924        $5,732
Plus                                  $ 594   $1,768   $2,924        $5,732

APP A-4

--------------------------------------------------------------------------------

III. INVESTMENT OPTIONS (STANDARD)

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(1)
 AIM V.I. Basic Value Fund --  Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Series I
 AIM V.I. Capital              Growth of capital               A I M Advisors, Inc.               X        X        X        X
  Appreciation Fund -- Series
  I
 AIM V.I. Core Equity Fund --  Growth of capital               A I M Advisors, Inc.               X        X        X        X
  Series I
 AIM V.I. Government           To achieve a high level of      A I M Advisors, Inc.               X        X        X        X
  Securities Fund -- Series I  current income consistent with reasonable concern for safety
                               of principal
 AIM V.I. International        To provide long-term growth of  A I M Advisors, Inc.               X        X        X        X
  Growth Fund -- Series I      capital
 AIM V.I. Large Cap Growth     Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
 AIM V.I. Mid Cap Core Equity  Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
 AIM V.I. Small Cap Equity     Long-term growth of capital     A I M Advisors, Inc.               X        X        X        X
  Fund -- Series I
AMERICAN FUNDS INSURANCE
SERIES
 American Funds Asset          High total return, including    Capital Research and               X        X        X        X
  Allocation Fund -- Class 2   income and capital gains,       Management Company
                               consistent with the
                               preservation of capital over
                               the long term
 American Funds Blue Chip      Produce income exceeding the    Capital Research and               X        X        X        X
  Income and Growth Fund --    average yield on U.S. stocks    Management Company
  Class 2                      generally (as represented by
                               the average yield on the
                               Standard & Poor's 500
                               Composite Index) and to
                               provide an opportunity for
                               growth of principal consistent
                               with sound common stock
                               investing
 American Funds Bond Fund --   High level of current income    Capital Research and               X        X        X        X
  Class 2                      as is consistent with the       Management Company
                               preservation of capital

                    APP A-5

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Global Bond    Seeks to provide you, over the  Capital Research and               X        X        X        X
  Fund -- Class 2              long term, with a high level    Management Company
                               of total return as consistent
                               with prudent management, by
                               investing primarily in
                               investment grade bonds issued
                               by entities based around the
                               world and denominated in
                               various currencies, including
                               U.S. dollars
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  and Income Fund -- Class 2   grow over time and provide you  Management Company
                               with current income by
                               investing primarily in stocks
                               of well-established companies
                               located around the world
 American Funds Global Growth  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located around the
                               world
 American Funds Global Small   Seeks to make your investment   Capital Research and               X        X        X        X
  Capitalization Fund --       grow over time by investing     Management Company
  Class 2                      primarily in stocks of smaller
                               companies located around the
                               world
 American Funds Growth Fund    Seeks to make your investment   Capital Research and               X        X        X        X
  -- Class 2                   grow by investing primarily in  Management Company
                               common stocks of companies
                               that appear to offer superior
                               opportunities for growth of
                               capital
 American Funds Growth-Income  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow and provide you with       Management Company
                               income over time by investing
                               primarily in common stocks or
                               other securities that
                               demonstrate the potential for
                               appreciation and/or dividends
 American Funds International  Seeks to make your investment   Capital Research and               X        X        X        X
  Fund -- Class 2              grow over time by investing     Management Company
                               primarily in common stocks of
                               companies located outside the
                               United States
 American Funds New World      Long-term capital appreciation  Capital Research and               X        X        X        X
  Fund -- Class 2                                              Management Company

APP A-6

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 Franklin Flex Cap Growth      Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Income Securities    Maximize income while           Franklin Advisers, Inc.            X        X        X        X
  Fund -- Class 2              maintaining prospects for
                               capital appreciation
 Franklin Large Cap Growth     Capital appreciation            Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 2
 Franklin Large Cap Value      Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2                                   LLC
 Franklin Rising Dividends     Long-term capital appreciation  Franklin Advisory Services,        X        X        X        X
  Securities Fund -- Class 2   with preservation of capital    LLC
                               as an important consideration
 Franklin Small-Mid Cap        Long-term capital growth        Franklin Advisers, Inc.            X        X        X        X
  Growth Securities Fund --
  Class 2 (2)
 Franklin Strategic Income     High level of current income,   Franklin Advisers, Inc.            X        X        X        X
  Securities Fund -- Class 1   with capital appreciation over
                               the long term as a secondary
                               goal
 Mutual Discovery Securities   Capital appreciation            Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2                                              Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Mutual Shares Securities      Capital appreciation, with      Franklin Mutual Advisers, LLC      X        X        X        X
  Fund -- Class 2              income as a secondary goal
 Templeton Developing Markets  Long-term capital appreciation  Templeton Asset Management         X        X        X        X
  Securities Fund -- Class 1                                   Ltd.
 Templeton Foreign Securities  Long-term capital growth        Templeton Investment Counsel,      X        X        X        X
  Fund -- Class 2                                              LLC
                                                               Sub-advised by Franklin
                                                               Templeton Investment
                                                               Management Limited
 Templeton Growth Securities   Long-term capital growth        Templeton Global Advisors          X        X        X        X
  Fund -- Class 2                                              Limited
                                                               Sub-advised by Templeton Asset
                                                               Management Ltd.
HARTFORD SERIES FUND, INC.
 Hartford Money Market HLS     Maximum current income          HL Investment Advisors, LLC        X        X        X        X
  Fund -- Class IA             consistent with liquidity and   Sub-advised by Hartford
                               preservation of capital         Investment Management Company

                    APP A-7

--------------------------------------------------------------------------------

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
TRUST
 MFS(R) Core Equity Series --  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class (3)+
 MFS(R) Emerging Growth        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Global Equity Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) High Income Series --  Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  Initial Class                on high current income, but
                               also considering capital
                               appreciation
 MFS(R) Investors Growth       Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Stock Series -- Initial
  Class
 MFS(R) Investors Trust        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Series -- Initial Class
 MFS(R) Mid Cap Growth Series  Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) New Discovery Series   Capital appreciation            MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Research Bond Series   Total return with an emphasis   MFS Investment Management(R)       X        X        X        X
  -- Initial Class             on current income, but also
                               considering capital
                               appreciation
 MFS(R) Research               Capital appreciation            MFS Investment Management(R)       X        X        X        X
  International Series --
  Initial Class
 MFS(R) Research Series --     Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class
 MFS(R) Total Return Series    Total return                    MFS Investment Management(R)       X        X        X        X
  -- Initial Class
 MFS(R) Value Series --        Capital appreciation            MFS Investment Management(R)       X        X        X        X
  Initial Class

+ Closed to Contracts issued on or after May 2, 2005.

NOTES

(1)  Formerly AIM Variable Insurance Funds, Inc.

(2)  Formerly Franklin Small Cap Fund.

(3)  Formerly MFS(R) Capital Opportunities Series -- Initial Class.

APP A-8

--------------------------------------------------------------------------------

IV. INVESTMENT OPTIONS (PROPRIETARY)

                                                                  INVESTMENT ADVISER/SUB-
FUNDING OPTION                      INVESTMENT OBJECTIVE                  ADVISER               CORE    ACCESS    PLUS    OUTLOOK
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY SELECT
DIMENSIONS INVESTMENT SERIES
 Morgan Stanley -- Capital     Long-term capital growth        Morgan Stanley Investment          X                          X
  Opportunities Portfolio --                                   Advisors Inc.
  Class Y
 Morgan Stanley -- Developing  Long-term capital growth        Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y                                  Advisors Inc.
 Morgan Stanley -- Dividend    Reasonable current income and   Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y  long-term growth of income and  Advisors Inc.
                               capital
 Morgan Stanley -- Flexible    High level of current income.   Morgan Stanley Investment          X                          X
  Income Portfolio -- Class Y  A secondary objective is to     Advisors Inc.
                               maximize total return, but
                               only to the extent consistent
                               with primary objective
 Morgan Stanley -- Focus       Long-term capital growth        Morgan Stanley Investment          X                          X
  Growth Portfolio -- Class Y  consistent with an effort to    Advisors Inc.
  (1)                          reduce volatility
 Morgan Stanley -- Global      Total return through long-      Morgan Stanley Investment          X                          X
  Equity Portfolio -- Class Y  term capital growth and to a    Advisors Inc.
                               lesser extent from income
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
 Van Kampen -- UIF             Long-term capital               Morgan Stanley Investment          X                          X
  International Growth Equity  appreciation, with a secondary  Management Inc.
  Portfolio -- Class II        objective of income
 Van Kampen -- UIF U.S. Mid    Above-average total return      Morgan Stanley Investment          X                          X
  Cap Value Portfolio --       over a market cycle of three    Management Inc.
  Class II                     to five years by investing
                               primarily in common stocks and
                               other equity securities
VAN KAMPEN LIFE INVESTMENT
TRUST
 Van Kampen LIT Comstock       Capital growth and income       Van Kampen Asset Management        X                          X
  Portfolio -- Class II        through investments in equity
                               securities, including common
                               stocks, preferred stocks and
                               securities convertible into
                               common and preferred stocks
 Van Kampen LIT Growth and     Long-term growth of capital     Van Kampen Asset Management        X                          X
  Income Portfolio -- Class    and income
  II

NOTES

(1)  Formerly Morgan Stanley -- American Opportunities Portfolio -- Class Y.

                    APP B-1

--------------------------------------------------------------------------------

APPENDIX B -- OPTIONAL BENEFITS COMPARISONS


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
OBJECTIVES            Guaranteed income     - Guaranteed income   THE HARTFORD'S LIFETIME       - Guaranteed income
                      for life              for life              INCOME BUILDER SELECTS:       for life or a set
                                            - Potential           - Guaranteed income for life  time period
                                            automatic annual      - Potential automatic annual  - Potential
                                            Payment Base          Payment Base increases        automatic annual
                                            increases             (0 - 10%)                     Benefit Amount
                                            (0 - 10%)             THE HARTFORD'S LIFETIME       increases
                                                                  INCOME BUILDER PORTFOLIOS:    (0 - 10%)
                                                                  - Guaranteed income for life
                                                                  - Potential automatic annual
                                                                  Payment Base adjustment
DEATH BENEFIT         - Greater of          Same as The           Same as The Hartford's        - Greater of
                      Contract Value or     Hartford's Lifetime   Lifetime Income Foundation    Contract Value or
                      Premium Payments      Income Foundation     for both options              Benefit Amount
                      adjusted for partial                                                      - Replaces the
                      Surrenders                                                                standard Death
                      - Replaces the                                                            Benefit
                      standard Death                                                            - MAV Plus (MAV
                      Benefit                                                                   only) may be
                      - MAV Plus (MAV                                                           purchased with this
                      only) may be                                                              rider
                      purchased with this
                      rider
AVAILABILITY          - Available at        Same as The           - Available at Contract       - Available at
                      Contract issue only   Hartford's Lifetime   issue only                    Contract issue only
                      - Available subject   Income Foundation     - Available subject to state  - Closed to new
                      to state approval                           approval                      investors
                      - No longer
                      available if The
                      Hartford's Lifetime
                      Income Builder
                      Selects or The
                      Hartford's Lifetime
                      Income Builder
                      Portfolios are
                      approved in your
                      state
MAXIMUM ISSUE AGE     Qualified,            Qualified,            Qualified, Non-Qualified      Qualified,
                      Non-Qualified         Non-Qualified         maximum issue age is 80 for   Non-Qualified
                      maximum issue age is  maximum issue age is  any Covered Life and          maximum issue age is
                      80 for any Covered    75 for any Covered    Annuitant                     75
                      Life and Annuitant    Life and Annuitant.                                 (owner(s)/annuitant)
REVOCABILITY          - Only the Lifetime   - Irrevocable         FOR BOTH OPTIONS:             - Irrevocable
                      Withdrawal Feature    - We may terminate    - Irrevocable                 - We may terminate
                      is revocable by       the Rider upon Owner  - We may terminate the Rider  the Rider upon Owner
                      client, revocation    default               upon Owner default            default
                      can be requested in
                      writing anytime
                      after the 5th
                      Contract Year or
                      upon Spousal
                      Contract
                      Continuation
                      - We may terminate
                      the Rider upon Owner
                      default

APP B-2

--------------------------------------------------------------------------------


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RIDER COMPATIBILITY   Cannot be elected     Cannot be elected     THE HARTFORD'S LIFETIME       Cannot be elected
                      with any of the       with any of the       INCOME BUILDER SELECTS:       with any of the
                      following:            following:            Cannot be elected with any    following:
                      - The Hartford's      - The Hartford's      of the following:             - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      - The Hartford's      - The Hartford's      First                         - The Hartford's
                      Principal First       Principal First       - The Hartford's Principal    Principal First
                      Preferred             Preferred             First Preferred               Preferred
                      - The Hartford's      - The Hartford's      - The Hartford's Lifetime     - The Hartford's
                      Lifetime Income       Lifetime Income       Income Foundation             Lifetime Income
                      Builder I             Builder               - The Hartford's Lifetime     Builder II
                      - The Hartford's      - The Hartford's      Income Builder II             - The Hartford's
                      Lifetime Income       Lifetime Income       - The Hartford's Lifetime     Lifetime Income
                      Builder II            Foundation            Income Builder                Foundation
                      - The Hartford's      - The Hartford's      Portfolios                    - The Hartford's
                      Lifetime Income       Lifetime Income       THE HARTFORD'S LIFETIME       Lifetime Income
                      Builder Selects       Builder Selects       INCOME BUILDER PORTFOLIOS:    Builder Selects
                      - The Hartford's      - The Hartford's      Cannot be elected with any    - The Hartford's
                      Lifetime Income       Lifetime Income       of the following:             Lifetime Income
                      Builder Portfolios    Builder Portfolios    - The Hartford's Principal    Builder Portfolios
                                                                  First
                                                                  - The Hartford's Principal
                                                                  First Preferred
                                                                  - The Hartford's Lifetime
                                                                  Income Foundation
                                                                  - The Hartford's Lifetime
                                                                  Income Builder II
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Selects
                                                                  - The Hartford's Lifetime
                                                                  Income Builder Portfolios

                    APP B-3

--------------------------------------------------------------------------------


                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ADDITIONAL CHARGE     0.30% (30 bps) of     - 0.40% (40 bps) of   THE HARTFORD'S LIFETIME       - 0.40% (40 bps) of
                      the Payment Base      the Payment Base      INCOME BUILDER SELECTS:       the Benefit Amount
                      charged annually on   charged annually on   - 0.55% of the Payment Base   charged annually on
                      each Contract         the Contract          charged annually on the       the contract
                      Anniversary (flat     Anniversary (flat     Contract Anniversary (flat    anniversary (flat
                      dollar)               dollar)               dollar)                       dollar)
                                            - Can increase the    - Can increase the fee on or  - Can increase the
                                            fee on or after the   after 12 months from the      fee on or after the
                                            5th anniversary from  rider effective date or upon  5th contract
                                            the rider effective   Covered Life changes          anniversary and then
                                            date and then every   - Maximum charge of 1.50%     every 5 years
                                            5 years thereafter    THE HARTFORD'S LIFETIME       thereafter only if
                                            or upon Covered Life  INCOME BUILDER PORTFOLIOS:    annual Benefit
                                            changes               - 0.65% of the Payment Base   Amount increases
                                            - Maximum charge of   charged annually on the       elected
                                            0.75%                 Contract Anniversary (flat    - Maximum charge of
                                                                  dollar)                       0.75%
                                                                  - Can increase the fee on or
                                                                  after 12 months from the
                                                                  rider effective date or upon
                                                                  Covered Life changes
                                                                  - Maximum charge of 1.50%
BENEFIT AMOUNT        Not applicable        Not applicable        Not applicable                100% of Premium
                                                                                                Payment when added
                                                                                                at issue

APP B-4

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
PAYMENT BASE          100% of Premium       100% of Premium       BOTH OPTIONS:                 Not applicable
                      Payment when added    Payment when added    100% of Premium Payment plus
                      at issue              at issue              any Payment Enhancements
                                                                  (Plus Contracts) when added
                                                                  at issue.
WITHDRAWAL            - Varies based on:    Same as The           BOTH OPTIONS:                 Not applicable
PERCENTAGE            - attained age of     Hartford's Lifetime   - Varies based on:
                      Relevant Covered      Income Foundation     - attained age of Relevant
                      Life                                        Covered Life
                      - survivor option                           - survivor option chosen
                      chosen                                      - Withdrawal Percent for
                      - date of first                             Single Life Option starts at
                      partial Surrender                           5% and increases by 0.5% for
                      - Withdrawal Percent                        every 5 year increment
                      for Single Life                             between the Relevant Covered
                      Option starts at 5%                         Life's attained ages 60 - 80
                      and increases by                            - Withdrawal Percent for
                      0.5% for every 5                            Joint/Spousal Life Option
                      year increment                              starts at 4.5% and increases
                      between the Relevant                        by 0.5% for every 5 year
                      Covered Life's                              increment between the
                      attained ages 60 -                          Relevant Covered Life's
                      80                                          attained ages 60 - 80
                      - Withdrawal Percent                        - The Withdrawal Percent
                      for Joint/Spousal                           will be set at the time of
                      Life Option starts                          the first partial Surrender
                      at 4.5% and                                 and is based on the attained
                      increases by 0.5%                           age of the Relevant Covered
                      for every 5 year                            Life
                      increment between                           - Potential to increase
                      the Relevant Covered                        Withdrawal Percent if a new
                      Life's attained ages                        age band is reached and
                      60 - 80                                     there is an automatic
                      - The Withdrawal                            Payment Base Increase on the
                      Percent will be set                         anniversary.
                      at the time of the
                      first partial
                      Surrender and is
                      based on the
                      attained age of the
                      Relevant Covered
                      Life

                    APP B-5

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
ANNUAL AMOUNT         PRIOR TO AN ELIGIBLE  Same as The           THE HARTFORD'S LIFETIME       PRIOR TO OWNER'S
AVAILABLE FOR         WITHDRAWAL YEAR:      Hartford's Lifetime   INCOME BUILDER SELECTS:       60TH BIRTHDAY:
SURRENDER             Partial               Income Foundation     PRIOR TO THE LIFETIME INCOME  Benefit Payments
                      Surrenders(1) equal                         ELIGIBILITY DATE:             equal 5% multiplied
                      either:                                     Partial Surrenders (1) equal  by the Benefit
                      SINGLE LIFE OPTION                          either:                       Amount
                      -- 5% multiplied by                         SINGLE LIFE OPTION -- 5%      CONTRACT
                      the greater of                              multiplied by the greater of  ANNIVERSARIES
                      Payment Base or                             Payment Base or Contract      IMMEDIATELY
                      Contract Value (on                          Value (on the Contract        FOLLOWING THE
                      the Contract                                Anniversary)                  OWNER'S 60TH
                      Anniversary)                                JOINT/SPOUSAL OPTION -- 4.5%  BIRTHDAY -- ONLY IF
                      JOINT/SPOUSAL OPTION                        multiplied by the greater of  ELECTED: Lifetime
                      -- 4.5% multiplied                          Payment Base or Contract      Benefit Payments(2)
                      by the greater of                           Value (on the Contract        equal 5% of the
                      Payment Base or                             Anniversary)                  Benefit Amount
                      Contract Value (on                          ON OR AFTER THE LIFETIME
                      the Contract                                INCOME ELIGIBILITY DATE:
                      Anniversary)                                Lifetime Benefit Payments
                      DURING AN ELIGIBLE                          equal applicable Withdrawal
                      WITHDRAWAL YEAR:                            Percent (varies by option
                      Lifetime Benefit                            elected, Single Life vs.
                      Payments equal                              Joint/ Spousal) multiplied
                      applicable                                  by the greater of Payment
                      Withdrawal Percent                          Base or Contract Value (on
                      (varies by option                           the Contract Anniversary)
                      elected, Single Life                        THE HARTFORD'S LIFETIME
                      vs. Joint/ Spousal)                         INCOME BUILDER PORTFOLIOS:
                      multiplied by the                           PRIOR TO THE LIFETIME INCOME
                      greater of Payment                          ELIGIBILITY DATE:
                      Base or Contract                            Partial Surrenders (1) equal
                      Value (on the                               either:
                      Contract                                    SINGLE LIFE OPTION -- 5%
                      Anniversary)                                multiplied by the Payment
                                                                  Base
                                                                  JOINT/SPOUSAL OPTION -- 4.5%
                                                                  multiplied by the Payment
                                                                  Base
                                                                  ON OR AFTER THE LIFETIME
                                                                  INCOME ELIGIBILITY DATE:
                                                                  Lifetime Benefit Payments
                                                                  equal applicable Withdrawal
                                                                  Percent (varies by option
                                                                  elected, Single Life vs.
                                                                  Joint/ Spousal) multiplied
                                                                  by the Payment Base (on the
                                                                  Contract Anniversary)

  (1) As in the case of any partial Surrender, taking partial Surrenders prior to an Eligible Withdrawal Year will reduce the Payment Base and your future Lifetime Benefit Payment. Such partial Surrender may potentially eliminate your Lifetime Benefit Withdrawal Guarantee and Guaranteed Minimum Death Benefit.

  (2) Benefit Payments are still available after age 60 and may be different than the Lifetime Benefit Payment. The annual amount withdrawn can not exceed the greater of these two values.

APP B-6

--------------------------------------------------------------------------------

                         THE HARTFORD'S        THE HARTFORD'S            THE HARTFORD'S            THE HARTFORD'S
                        LIFETIME INCOME       LIFETIME INCOME           LIFETIME INCOME           LIFETIME INCOME
FEATURES                   FOUNDATION            BUILDER II       BUILDER SELECTS / PORTFOLIOS        BUILDER
--------------------------------------------------------------------------------------------------------------------
RMD RESET             - Contracts enrolled  Same as The           BOTH RIDERS:                  - Contracts enrolled
                      in automatic RMD      Hartford's Lifetime   Same as The Hartford's        in automatic RMD
                      (AIP) that go over    Income Foundation     Lifetime Income Foundation    (AIP) that go over
                      the annual Lifetime                                                       the 5% allowed will
                      Benefit Payment                                                           not result in a
                      amount will not                                                           reset of the Benefit
                      result in a reset of                                                      Payment or Lifetime
                      the Lifetime Benefit                                                      Benefit Payment if
                      Payment if no other                                                       no other partial
                      partial Surrenders                                                        Surrenders have
                      have occurred during                                                      occurred during the
                      the Contract Year                                                         Contract Year
                      - NOT 72t/q friendly                                                      - NOT 72t/q friendly
INVESTMENT            - Not currently       Same as The           THE HARTFORD'S LIFETIME       Not currently
RESTRICTIONS          enforced              Hartford's Lifetime   INCOME BUILDER SELECTS:       enforced
                      - Can be triggered    Income Foundation     Same as The Hartford's
                      by changes in                               Lifetime Income Foundation
                      Covered Life                                THE HARTFORD'S LIFETIME
                      - If the                                    INCOME BUILDER PORTFOLIOS:
                      restrictions are                            - Contract Value must be
                      violated, the                               invested in an approved
                      Lifetime Withdrawal                         asset allocation model,
                      Benefit of this                             fund-of-funds or
                      rider will be                               Sub-Accounts -- failure to
                      revoked and the                             do so will result in the
                      Death Benefit only                          termination of this rider
                      will continue
OWNERSHIP CHANGES     Refer to Covered      Refer to Covered      Refer to Covered Life change  - Ownership changes
                      Life change feature   Life change feature   feature below                 in the first 12
                      below                 below                                               months from the
                                                                                                effective date of
                                                                                                the rider will have
                                                                                                no impact on the
                                                                                                rider benefits as
                                                                                                long as age
                                                                                                limitation is met
                                                                                                - Ownership changes
                                                                                                after the first 12
                                                                                                months from the
                                                                                                effective date of
                                                                                                the rider may cause
                                                                                                the Benefit Amount,
                                                                                                Benefit Payment and
                                                                                                Lifetime Benefit
                                                                                                Payment to be
                                                                                                recalculated
SPOUSAL CONTRACT      Refer to Spousal      Refer to Spousal      Refer to Covered Life change  If Spousal Contract
CONTINUATION          Contract              Contract              feature below                 continuation is
                      Continuation feature  Continuation feature                                elected, there may
                      below                 below                                               be a Benefit Amount
                                                                                                increase to equal
                                                                                                the then current
                                                                                                Benefit Amount (this
                                                                                                is automatic, NOT
                                                                                                elected) providing
                                                                                                he/she is younger
                                                                                                than 76 years old
                                                                                                and the rider is
                                                                                                currently available
                                                                                                for sale

                    APP B-7

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
COVERED LIFE          - Natural Owner -- Owner and    Same as The Hartford's          - Natural Owner -- The Covered
                      Joint Owner (if any) on rider   Lifetime Income Foundation --   Life is both Spouses (as
                      effective date                  Single Life option              defined by Federal Law)
                      - Non-Natural Owner -- the                                      - Non-Natural Owner -- the
                      Annuitant on rider effective                                    Annuitant on rider effective
                      date                                                            date
                      - All age based benefit                                         - All age based provisions
                      provisions based on the                                         based on the attained age of
                      attained age of the OLDER                                       the YOUNGER Covered Life
                      Covered Life
ISSUE RULES           No Additional Requirements      Same as The Hartford's          - The sole primary beneficiary
                                                      Lifetime Income Foundation --   (defined as the individual to
                                                      Single Life option              receive the Death Benefit)
                                                                                      must be the Owner's Spouse. If
                                                                                      the Joint Owner is the Spouse,
                                                                                      the primary beneficiary can be
                                                                                      someone other than the Spouse
                                                                                      - A joint Owner who is not the
                                                                                      Owner's Spouse is not allowed.
                                                                                      - We reserve the right to
                                                                                      prohibit non-natural entities
                                                                                      from being listed as Owner
COVERED LIFE CHANGE   - Covered Life changes within   Same as The Hartford's          - Covered Life changes within
                      the first 6 months have no      Lifetime Income Foundation --   the first 6 months have no
                      impact to the Death Benefit or  Single Life option              impact to the Death Benefit or
                      Payment Base, however, the                                      Payment Base, however, the
                      Withdrawal Percent and                                          Withdrawal Percent and
                      Lifetime Benefit Payment may                                    Lifetime Benefit Payment may
                      change based on the attained                                    change based on the attained
                      age of new Relevant Covered                                     age of new Relevant Covered
                      Life                                                            Life
                      - After the first 6 months:                                     - If Owner and their Spouse
                      - Covered Life changes will                                     are no longer married, for
                      cause a reset in the benefits                                   reasons other than death,
                      - Allow us to impose                                            Covered Life changes may
                      investment restrictions                                         occur:
                      - May cause an increase in                                      - If Surrenders have not been
                      rider charge                                                    taken, Owner may remove their
                                                                                      Spouse and replace with new
                                                                                      Spouse (both events do not
                                                                                      need to occur at the same
                                                                                      time)(3)
                                                                                      - If Surrenders have been
                                                                                      taken, Owner may remove their
                                                                                      Spouse but may not add a new
                                                                                      Spouse
                                                                                      - Any other contractual change
                                                                                      which causes a change in the
                                                                                      Covered Life will cause the
                                                                                      Withdrawal Feature to
                                                                                      terminate

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
COVERED LIFE          Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
ISSUE RULES           Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option
COVERED LIFE CHANGE   Same as The Hartford's
                      Lifetime Income Foundation --
                      Joint/Spousal option except
                      Covered Life changes within
                      the first 6 months have no
                      impact to the Maximum Contract
                      Value

    (3) The Covered Life will be reset at time of removal and time of replacement. The Withdrawal Percent scale will be based on the younger Covered Life.

APP B-8

--------------------------------------------------------------------------------

                      THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME  THE HARTFORD'S LIFETIME INCOME
                           FOUNDATION -- SINGLE            BUILDER II -- SINGLE               FOUNDATION --
FEATURES                       LIFE OPTION                     LIFE OPTION                 JOINT/SPOUSAL OPTION
--------------------------------------------------------------------------------------------------------------------
SPOUSAL               - We will increase the          Same as The Hartford's          - We will increase the
CONTRACT              Contract Value to the Death     Lifetime Income Foundation --   Contract Value to the Death
CONTINUATION          Benefit value                   Single Life option              Benefit value
                      - The Relevant Covered Life                                     - The Spouse may elect to
                      will be re-determined on the                                    either:
                      date of the continuation                                        A) Continue the Contract and
                      - The Payment Base will be set                                  rider; or
                      equal to the Contract Value,                                    B) Continue the Contract and
                      the Death Benefit will be set                                   revoke the Withdrawal Feature
                      equal to the Contract Value                                     of the rider
                      and the Lifetime Benefit                                        If the Spouse elects to
                      Payment and Withdrawal Percent                                  continue the Contract and
                      will be recalculated on the                                     rider:
                      continuation date                                               - The Payment Base will be set
                      - If Relevant Covered Life is                                   equal to the greater of
                      greater than or equal to 81 at                                  Contract Value or Payment Base
                      the time of continuation, the                                   on the continuation date
                      Rider will terminate. The                                       - The Withdrawal Percent will
                      Death Benefit will be equal to                                  remain frozen at the current
                      the Contract Value                                              Withdrawal Percent if there
                                                                                      have been partial Surrenders
                                                                                      since the rider effective
                                                                                      date. If not, the Withdrawal
                                                                                      Percent will be based on the
                                                                                      attained age of the remaining
                                                                                      Covered Life on the Contract
                                                                                      Anniversary prior to the first
                                                                                      partial Surrender
                                                                                      - The Lifetime Benefit Payment
                                                                                      will be recalculated to equal
                                                                                      the Withdrawal Percent
                                                                                      multiplied by the greater of
                                                                                      Contract Value or Payment Base
                                                                                      on the continuation date

                      THE HARTFORD'S LIFETIME INCOME
                              BUILDER II --
FEATURES                   JOINT/SPOUSAL OPTION
--------------------
SPOUSAL               Same as The Hartford's
CONTRACT              Lifetime Income Foundation --
CONTINUATION          Joint/Spousal option except
                      the Maximum Contract Value
                      will be the greater of
                      Contract Value or Payment Base
                      on the continuation date

   The discussion above is qualified in its entirety by the terms and provisions of the prospectus attached and in the event of any conflict between the discussion above and the prospectus, the prospectus shall prevail.

                    APP B-9

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
OBJECTIVES               - Guaranteed income for a set time period (20      - Guaranteed income for a set time period (14
                         years estimated)                                   years estimated)
                         - Principal protection                             - Potential step-ups every 5 years
                                                                            - Principal protection
DEATH BENEFIT            Not Applicable                                     Not Applicable
AVAILABILITY             - Available at Contract issue or post issue on     - Available at Contract issue or post-issue on
                         contracts effective on or after 11/1/04            current products
                         - Plus contracts must reach the 1st anniversary    - Plus contracts must reach the 1st anniversary
                         before adding post-issue.                          before adding post-issue.
MAXIMUM ISSUE AGE        Qualified, Non-Qualified maximum issue age is 70   - Non-Qualified and Roth IRA -- age 85 except for
                         (owner(s)/annuitant)                               Outlook and Access contracts which have a maximum
                                                                            issue age of 90
                                                                            - IRA/Qualified -- age 80
REVOCABILITY             Revocable in writing anytime after the 5th         Irrevocable
                         anniversary of the rider effective date (6th
                         rider year)
RIDER COMPATIBILITY      Cannot be elected with any of the following:       Cannot be elected with any of the following:
                         - The Hartford's Principal First                   - The Hartford's Principal First Preferred
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         - The Hartford's Lifetime Income Builder II        - The Hartford's Lifetime Income Builder II
                         - The Hartford's Lifetime Income Foundation        - The Hartford's Lifetime Income Foundation
                         - The Hartford's Lifetime Income Builder Selects   - The Hartford's Lifetime Income Builder Selects
                         - The Hartford's Lifetime Income Builder           - The Hartford's Lifetime Income Builder
                         Portfolios                                         Portfolios
ADDITIONAL CHARGE        Annual charge of 0.20% (20 bps) assessed daily     - Annual charge of 0.50% (50 bps) assessed daily
                                                                            - Can increase the fee on or after the 5th
                                                                            contract anniversary and then every 5 years
                                                                            thereafter only of step-up elected
                                                                            - Maximum charge of 0.75%
BENEFIT AMOUNT           - 100% of Premium Payment when added at issue      - 100% of Premium Payment when added at issue
                         - Contract Value on the rider effective date when  - Contract Value on the rider effective date when
                         added post-issue                                   added post-issue
PAYMENT BASE             Not applicable                                     Not applicable
WITHDRAWAL PERCENTAGE    Not applicable                                     Not applicable
ANNUAL AMOUNT AVAILABLE  BEGINNING IMMEDIATELY:                             BEGINNING IMMEDIATELY:
FOR SURRENDER            BENEFIT PAYMENTS EQUAL 5% OF THE BENEFIT AMOUNT    BENEFIT PAYMENTS EQUAL 7% OF THE BENEFIT AMOUNT
RMD RESET                - Contracts enrolled in automatic RMD (AIP) that   - All partial Surrenders that go over the 7%
                         go over the 5% allowed will not result in a reset  allowed will result in a reset of the Benefit of the Benefit Payment amount if no other partial  Amount and possibly a reset of the Benefit Payment
                         Surrenders have occurred during the Contract       amount
                         Year.                                              - NOT 72t/q friendly
                         - NOT 72t/q friendly

APP B-10

--------------------------------------------------------------------------------

                                          THE HARTFORD'S
                                          PRINCIPAL FIRST                                     THE HARTFORD'S
FEATURES                                     PREFERRED                                       PRINCIPAL FIRST
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS  - Not currently enforced                           None
                         - If the restrictions are violated, the
                         withdrawal feature of this rider will be revoked
OWNERSHIP CHANGES        - Ownership changes in the first 12 months from    Same as Principal First Preferred
                         the effective date of the rider will have no
                         impact on the rider benefits as long as age
                         limitation is met
                         - Ownership changes after the first 12 months to
                         someone other than the Spouse will cause a
                         recalculation of the Benefit Amount
SPOUSAL                  There is no option for the Spouse to step up the   Spouse may choose to step up the Benefit Amount to
CONTRACT                 Benefit Amount upon Spousal Contract continuation  the current Contract Value
CONTINUATION

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C -- THE HARTFORD'S LIFETIME INCOME BUILDER

OBJECTIVE

Protect your investment from poor market performance through potential annual Benefit Amount increases and provide income through predetermined periodic payments based either on a set schedule or your lifetime.

HOW DOES THIS RIDER HELP ACHIEVE THIS GOAL?

This rider (called the Unified Benefit Design in your Contract) provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, this rider is a guarantee of the Benefit Amount that you can access two ways:

- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
    (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner if the older Owner (or Annuitant if the Contract Owner is a trust) is age 60 or older. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; and/or

- GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"). The GMDB is equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. DEPLETING THE BENEFIT AMOUNT BY TAKING SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.


See Optional Benefit Comparisons in Appendix B.


WHEN CAN YOU BUY THIS RIDER?


The Hartford's Lifetime Income Builder is closed to new investors. This rider may not be available in all states or through all Registered Representatives. We reserve the right to withdraw this rider at any time.


DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. If you elect this rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for this rider is based on your then current Benefit Amount. . This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The rider fee will not be taken from the DCA Plus account. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts. The rider charge may limit access to Fixed Accounts in certain states.

We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase this charge, you will receive advance notice of the increase and will be given the opportunity to suspend this and future charge increases. If you suspend any charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. If you Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number of days since the last charge was assessed, divided by 365.

DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?

Yes. The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of automatic Benefit Amount increases or subsequent Premium Payments; However, if Surrenders have been taken, your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.

- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value and then reduced by 1. In no event will this factor be less than 0% or greater than 10%. Automatic Benefit Amount increases will not take place if the investment performance of your Sub-Accounts is neutral or negative. Automatic Benefit Amount increases will continue until the earlier of the Contract Anniversary immediately following the older Owner's or Annuitant's 75th birthday or the Annuity Commencement Date.

APP C-2

-------------------------------------------------------------------------------

- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment. However, if Surrenders have been taken your new Benefit Payment may not be greater than your Benefit Amount prior to the Surrender.

- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

    C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in
        (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:

        (i)  the Contract Value immediately following the Surrender; or

        (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.

- Benefit Amount limits. Your Benefit Amount can not be less than zero or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under this rider.

Since the Benefit Amount is a central source for both benefits under this rider, taking withdrawals will lessen or eliminate the Guaranteed Minimum Death Benefit. Refer to the Examples included in Appendix I for a more complete description of these effects.

IS THIS RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

Yes. The following section describes both Benefit Payments and Lifetime Benefit Payments which together comprise the Withdrawal Benefit.

-   BENEFIT PAYMENTS

Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Benefit Payment can be taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the lesser of the Benefit Payment immediately prior to the Surrender or the Benefit Amount immediately after the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender multiplied by 5%.

If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.

If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.

                                                                     APP C-3

-------------------------------------------------------------------------------

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%. If you are enrolled in our Automatic Income Program you must request in writing to increase the amount being withdrawn.

If Surrenders are less than or equal to the Benefit Payment but result in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.

-   LIFETIME BENEFIT PAYMENTS

Under this option, Surrenders may be taken as Lifetime Benefit Payments that are initially equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the older Owner's 60th birthday or 5% of the initial Benefit Amount if the older Owner is 60 or older at the rider's effective date The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.

The Lifetime Benefit Payment can be taken on any payment schedule that you request.

Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.

Whenever a Surrender is taken after the Contract Anniversary immediately following the older Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:

    A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.

    B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income program to satisfy Required Minimum Distributions, the provisions of (A) will apply.

    C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial Surrender multiplied by 5%.

If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.

Lifetime Benefit Payments will be available until the first death of any Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under this Fixed Lifetime and Period Certain Annuity Payout.

If you make a subsequent Premium Payment after the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.

If Surrenders are not taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the older Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.

If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the older Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase multiplied by 5%.

If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the Contract and pay the Surrender Value.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This rider includes a Guaranteed Minimum Death Benefit that replaces the standard Death Benefit. The GMDB is equal to the greater of the Benefit Amount or the Contract Value IF the Contract Value is greater than zero.

APP C-4

-------------------------------------------------------------------------------

The Death Benefit is payable at the first death of an Owner or Annuitant. We will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us.

If the Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. Otherwise, the Death Benefit will fluctuate based on the Benefit Amount as reduced by Surrenders, Withdrawal Benefits and expenses as discussed above.

DOES THIS RIDER REPLACE STANDARD DEATH BENEFITS?

Yes. This rider replaces the standard Death Benefit. This rider can be elected along with MAV Plus.

CAN YOU REVOKE THIS RIDER?

No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation or termination of this rider.

WHAT EFFECT DO FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request a Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under this rider.

If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value (following the provisions or the rider) or your Contract Value is reduced to zero, we will issue a payout annuity. If the Owner is a natural person we will treat the Owners(s) as the Annuitant for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either the Fixed Period Certain Annuity Payout or the Fixed Lifetime and Period Certain Annuity Payout Option. The election is irrevocable.

Subject to our approval, which approval may be withheld or delayed for any reason, you may elect to defer the Annuity Commencement Date until you are eligible for the Fixed Lifetime and Period Certain Annuity Payout.

If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any ownership change made prior to the first anniversary of the rider effective date will have no impact on the Benefit Amount, but the Lifetime Benefit Payment may change as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change. The Lifetime Benefit Payment may change based on the age of the new owner.

An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the older Owner after the change is less than age 76 at the time of the change will automatically result in either
(A) or (B):

(A) If this rider is not currently available for sale, we will continue the existing rider for the GMDB only and the Withdrawal Benefit will terminate. This rider charge will then discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at your current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.

If the older Owner is age 76 or greater at the time of an ownership change, this rider will continue with respect to the GMDB only and the Withdrawal Benefit will terminate. The GMDB will be modified to equal Contract Value only and the Rider charge will discontinue.

CAN YOUR SPOUSE CONTINUE YOUR WITHDRAWAL BENEFIT?

Yes. If the Owner dies and the Beneficiary is the deceased Owner's Spouse at the time of death, the Spouse may continue the Contract and we will adjust the Contract Value to the amount we would have paid as a Death Benefit payment (the greater of the Contract Value and the Benefit Amount). If the Spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:

(A) If this rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate and the rider charge will discontinue.

(B) If this rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.

                                                                     APP C-5

-------------------------------------------------------------------------------

If the Spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, this rider will continue with respect to the GMDB only and the Withdrawal Benefits will terminate. The GMDB will be modified to equal Contract Value only and the rider charge will discontinue. Spousal Contract continuation will only apply one time for each Contract.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you annuitize your Contract, you may choose any of those Annuity Payout Options offered in the Contract. The amount used for calculating Annuity Payout Options will be the Contract Value. In other words, you will forfeit any difference between your Contract Value and Benefit Amount by voluntarily annuitizing before the maximum Annuity Commencement Date.

If the annuity reaches the maximum Annuity Commencement Date the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.

-   FIXED PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment. The total amount payable under this Annuity Payout Option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of the any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

-   FIXED LIFETIME AND PERIOD CERTAIN PAYOUT OPTION

If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the Annuity Calculation Date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant. The frequency of payments you may elect will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments in accordance with the Code and the Owner's last instructions on record.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value in one of a number of asset allocation models, investment programs or fund-of-funds Sub-Accounts. If you violate the restrictions, then this rider, its benefits and its charges will terminate.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

For purposes of determining the Benefit Amount under this rider, we reserve the right to treat one or more Contracts issued by us to you with any optional Withdrawal Benefit rider in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.

OTHER INFORMATION

For examples of how this rider works, see "Appendix I."

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- This rider is no longer actively marketed and is not available in any State where The Hartford's Lifetime Income Builder II is approved for sale.

- The benefits under this rider cannot be directly or indirectly assigned, pledged, collateralized or securitized in any way. Any such actions will invalidate this rider.

APP C-6

-------------------------------------------------------------------------------

- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. If your Contract Value is zero as of the date of due proof of death, there will be no Death Benefit. This may be of special concern to seniors.

- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing this rider as part of an investment program involving a qualified plan may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to Funds, outweigh the absence of additional tax advantages from a variable annuity.

- Annuitizing your Contract, whether voluntarily or not, will impact these benefits. First, annuitization shall eliminate the Guaranteed Minimum Death Benefit. Second, annuitization will terminate any Withdrawal Benefits which will be converted into annuity payments according to the annuitization option chosen. Accordingly, Lifetime Benefit Payments could be replaced by another "lifetime" payout option and will not be subject to automatic Benefit Amount increases.

- Even though this rider is designed to provide "living benefits," you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of this rider.

- Purchasing this rider is a one time only event and cannot be undone later. If you elect this rider you will not be able to elect standard Death Benefits or optional riders other than MAV Plus.

- Any additional contributions made to your Contract after withdrawals have begun will cause the Benefit Amount to be recalculated. If an additional contribution is made, the Benefit Amount will be recalculated to equal the remaining Benefit Amount plus the additional contribution, which could be more or less than the original Benefit Amount and could change the amount of your Benefit Payments or Lifetime Benefit Payments, as the case may be.

- Spouses who are not a joint Owner or Beneficiary may find continuation of this rider to be unavailable or unattractive after the death of the Owner-Spouse. Continuation of the options available in this rider is dependent upon its availability at the time of death of the first Owner-Spouse and will be subject to then prevailing charges.

-   Certain ownership changes may result in a reduction of benefits.

- Annuitizing your Contract instead of receiving Benefit Payments or Lifetime Benefit Payments will forfeit any increases in your Benefit Amount over your Contract Value. Voluntary or involuntary annuitization will terminate Lifetime Benefit Payments. Annuity Payout Options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification, whichever is later.

- There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.

- The fee for this rider may increase if and when automatic Benefit Amount increases take place. There are no assurances as to the fee we will be charging at the time of each automatic Benefit Amount increase.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D -- EXCHANGE PROGRAMS


TABLE OF CONTENTS



                                                                         PAGE
--------------------------------------------------------------------------------
A. The Hartford's Lifetime Income Builder Conversion Program             APP D-2
B. The Hartford's Lifetime Income Builder Selects and The Hartford's     APP D-9
 Lifetime Income Builder Portfolios Conversion Program
C. The Hartford's Lifetime Income Builder Selects and The Hartford's    APP D-11
 Lifetime Income Builder Portfolios

APP D-2

-------------------------------------------------------------------------------


A. THE HARTFORD'S LIFETIME INCOME BUILDER CONVERSION PROGRAM


We are offering Eligible Contract Owners (as defined below) the opportunity to exchange The Hartford's Lifetime Income Builder rider for The Hartford's Lifetime Income Builder II.


The availability of the conversion program is at the discretion of the Company and will discontinue once The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved in your state. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read the prospectus carefully and discuss this conversion with your Registered Representative prior to converting.


I.   WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

       -   You must:


           - own an annuity contract (including any proprietary versions) ("Eligible Contract") as of the conversion date (defined below);


           - have chosen The Hartford's Lifetime Income Builder rider at the time of purchase; and

           - be a customer of a financial intermediary that is currently authorized to sell Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company variable annuity Contracts that includes The Hartford's Lifetime Income Builder II optional benefit.

       -   You must not:

           - be age 76 or older as of the conversion date (including any other Covered Life);

II. WHAT ARE KEY DIFFERENCES BETWEEN THE HARTFORD'S LIFETIME INCOME BUILDER AND THE HARTFORD'S LIFETIME INCOME BUILDER II?

       - The chart below describes some key differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II and the meaning upon conversion. See Section III for additional considerations.

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
FEE                                       Currently equal to 0.40% of Payment       Currently equal to 0.40% of Benefit
                                          Base. Maximum fee is 0.75%. WITHDRAWALS   Amount. Maximum fee is 0.75%.
                                          THAT DO NOT EXCEED THE LIFETIME BENEFIT   WITHDRAWALS REDUCE THE BENEFIT AMOUNT
                                          PAYMENT DO NOT REDUCE THE PAYMENT BASE    AND STEP UPS MAY INCREASE THE BENEFIT
                                          AND STEP-UPS INCREASE THE PAYMENT BASE;   AMOUNT; THEREFORE THE VALUE THAT THE
                                          THEREFORE THE VALUE THAT THE 0.40% FEE    0.40% FEE IS APPLIED TO CAN CHANGE OVER
                                          IS APPLIED TO CAN CHANGE OVER TIME.       TIME.
RELEVANT COVERED LIFE                     The governing life for determining the    N/A
                                          living benefits provided under the rider
BENEFIT AMOUNT                            N/A (Refer to Payment Base)               100% of premium when added at issue
PAYMENT BASE                              UPON CONVERSION:                          N/A (Refer to Benefit Amount)
                                          - Payment Base will be equal to the
                                          Contract Value on the conversion date
                                          - PAYMENT BASE MAY BE LESS THAN BENEFIT
                                          AMOUNT
DEATH BENEFIT                             UPON CONVERSION: Death Benefit will be    Greater of Contract Value or Benefit
                                          equal to the Contract Value on the        Amount
                                          conversion date. If MAV or MAV plus was
                                          previously elected, there will be no
                                          change to these values
BENEFIT PAYMENT/THRESHOLD                 Allows up to a 5% withdrawal (Single      Allows up to a 5% withdrawal of the
                                          Life), or 4.5% withdrawal (Joint Life)    initial Benefit Amount per year prior to
                                          of the Payment Base per year prior to     age 60 adjusted for Withdrawals and
                                          age 60 adjusted for Withdrawals and       Automatic Benefit Amount increases
                                          Automatic Payment Base increases

                                                                     APP D-3

-------------------------------------------------------------------------------

                                                  THE HARTFORD'S LIFETIME                   THE HARTFORD'S LIFETIME
                FEATURE                              INCOME BUILDER II                           INCOME BUILDER
----------------------------------------------------------------------------------------------------------------------------
LIFETIME BENEFIT PAYMENT                  - The Lifetime Benefit Payment will be    - The Lifetime Benefit Payment is
                                          equal to the Payment Base multiplied by   initially set to equal the initial
                                          the applicable Withdrawal Percent (4.5 -  Benefit Amount multiplied by 5%
                                          7% depending on Relevant Covered Life's   - Available at issue if the oldest Owner
                                          attained age as of first Surrender and    is age 60 or older
                                          whether the Single Life or Joint Life     - Available after the Contract
                                          Option is selected.)                      Anniversary immediately following the
                                          - Allows you to withdraw on each          oldest Owners' 60th birthday if at issue
                                          Contract up to the greater of Payment     the age of the oldest owner is under 60
                                          Base or Contract Value on the
                                          anniversary multiplied by the Withdrawal
                                          Percentage per year once the amount is
                                          established
AUTOMATIC BENEFIT AMOUNT / PAYMENT BASE   Automatic Payment Base increases will     Automatic Benefit Amount increases
INCREASES                                 cease upon the earlier of the Annuity     continue until the earlier of the
                                          Commencement Date or the Contract         Contract Anniversary immediately
                                          Anniversary immediately following the     following the older Owner's or
                                          Relevant Covered Life's attained age of   Annuitant's 75th birthday or the or the
                                          80                                        Annuity Commencement Date
NON-EXCESSIVE PARTIAL SURRENDERS          Withdrawals within the Lifetime Benefit   Withdrawals within the Lifetime Benefit
                                          Payment do not reduce the Payment Base.   Payment or Benefit Payment reduce the
                                          Withdrawals within the Threshold reduce   Benefit Amount by the amount of the
                                          the Payment Base by the amount of         partial surrender
                                          partial surrender
EXCESSIVE PARTIAL SURRENDERS              Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
                                          Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Payment Base in proportion to the     reduce the Benefit Amount to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
EXCESSIVE PARTIAL SURRENDERS & THE DEATH  Withdrawals IN EXCESS of the Lifetime     Withdrawals IN EXCESS of the Lifetime
BENEFIT                                   Benefit Payment or Threshold will reduce  Benefit Payment or Benefit Payment will
                                          the Death Benefit in proportion to the    reduce the Death Benefit to the minimum
                                          reduction in Contract Value due to such   of Contract Value immediately following
                                          Surrender                                 the partial Surrender; or the Benefit
                                                                                    Amount immediately prior to the partial
                                                                                    Surrender, less the amount of partial
                                                                                    Surrender
SUBSEQUENT PAYMENT LIMITATION             None                                      We reserve the right to approve
                                                                                    subsequent Premium Payments after the
                                                                                    first 12 months
                                                                                    Subsequent Premium Payments with a
                                                                                    cumulative total of $100,000 or greater
                                                                                    require prior approval by the Company.
                                                                                    This restriction is not currently
                                                                                    enforced.
JOINT OWNERSHIP                           Rider may be elected as a Single Life     Single Life only
                                          Option or Joint Life Option

STATE VARIATIONS. THE FOREGOING DISCUSSION DOES NOT TAKE INTO CONSIDERATION STATE VARIATIONS, IF ANY.

DEFINITIONS. ALL INITIAL CAPITALIZED TERMS SHALL HAVE SUCH MEANING AS PROVIDED IN YOUR PROSPECTUS.

APP D-4

-------------------------------------------------------------------------------

III. OTHER KEY CONSIDERATIONS.

       - THIS CONVERSION OFFER IS DESIGNED FOR CONTRACT OWNERS THAT INTEND TO DEFER TAKING PARTIAL SURRENDERS IN ORDER TO INCREASE THE WITHDRAWAL PERCENT AVAILABLE TO SET LIFETIME BENEFIT PAYMENTS AND WHO OTHERWISE SEEK THE ADDED FLEXIBILITY OF PROVIDING POTENTIAL LIFETIME WITHDRAWALS FOR THEIR SPOUSE. THIS CONVERSION MAY NOT BE SUITABLE FOR ANYONE WHO MAY BE ANTICIPATING AN IMMINENT CHANGE IN THE RELEVANT COVERED LIFE OR ANY OTHER PERTINENT CONTRACT PARTIES.

       - LIFETIME BENEFIT PAYMENTS WILL NOT NECESSARILY BE THE SAME AS, OR HIGHER THAN, BENEFIT PAYMENTS OR LIFETIME BENEFIT PAYMENTS AVAILABLE UNDER THE HARTFORD'S LIFETIME INCOME BUILDER. WITHDRAWALS FROM THE LIFETIME INCOME BUILDER II RIDER MAY AFFECT THE GUARANTEES IF THE RELEVANT COVERED LIFE IS AGE 60 OR YOUNGER.

       - LIFETIME BENEFIT PAYMENTS UNDER THE HARTFORD'S LIFETIME INCOME BUILDER II DO NOT REDUCE THE PAYMENT BASE; THEREFORE THE FEE OF 0.40% OF PAYMENT BASE WILL NEVER BE APPLIED TO AN AMOUNT LESS THAN YOUR INITIAL PAYMENT BASE. HOWEVER, IN THE EVENT THAT AN EXCESS WITHDRAWAL IS TAKEN, OR A WITHDRAWAL IS MADE IN A NON-ELIGIBLE WITHDRAWAL YEAR, THE PAYMENT BASE WILL BE REDUCED BY THE METHODS DESCRIBED IN YOUR PROSPECTUS.

       - After the conversion date, your death benefit will no longer be The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit. Your new death benefit will be your Contract Value on the conversion date. If you previously elected the optional death benefits MAV or MAV Plus, there will be no change to your death benefit. YOUR DEATH BENEFIT MAY BE REDUCED IF AS OF THE CONVERSION DATE YOUR CONTRACT VALUE AND PREMIUM PAYMENTS ARE LESS THAN YOUR BENEFIT AMOUNT.

       - You should discuss with your registered representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. YOU SHOULD DISCUSS YOUR PARTICULAR CIRCUMSTANCES AND THE TAX CONSEQUENCES OF THIS CONVERSION WITH YOUR TAX ADVISER, AS WE MAKE NO REPRESENTATION REGARDING THE TAX CONSEQUENCES OF AN EXCHANGE OF THESE RIDERS.

       - Please read your prospectus carefully and particularly the description of each rider and Appendix B -- Optional Benefits Comparison for a more complete description of the differences between The Hartford's Lifetime Income Builder and The Hartford's Lifetime Income Builder II.

       - We are not obligated to offer rider exchange privileges if and once this offer is withdrawn.

       -   This offer is not available through all broker/dealers.

       - Your annuitization options for each rider may differ and your guarantee period under The Hartford's Lifetime Income Builder II may be less than under The Hartford's Lifetime Income Builder. If you select The Hartford's Lifetime Income Builder II Joint Life Option, the payment will be based on both Covered Lives. Please refer to your prospectus for details.

IV.  HOW DOES THE EXCHANGE PROCESS WORK?

       - You must complete The Hartford's Lifetime Income Builder Conversion Program Form to exchange your The Hartford's Lifetime Income Builder rider. The date that you comply with all our requirements to exchange your existing The Hartford's Lifetime Income Builder rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder II rider. We will also use the conversion date for establishing your eligibility for this offer.

       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect.

       -   You may not cancel your election after the conversion date.

       - A prorated final The Hartford's Lifetime Income Builder rider charge will be assessed as of the conversion date. You will not be charged for The Hartford's Lifetime Income Builder II until your first conversion date anniversary and each annual anniversary thereafter. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. IF YOUR BENEFIT AMOUNT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER WAS HIGHER THAN YOUR CONTRACT VALUE, YOU WILL NOT RECEIVE THAT AMOUNT.

       - We will not provide any credit for the time that you owned The Hartford's Lifetime Income Builder rider. Therefore, annual automatic Payment Base increases will commence on conversion date anniversaries rather than Contract Anniversaries.

       - There are no additional cancellation privileges afforded to you by participating in this conversion program.

       -   All joint Owners must consent to this conversion.

                    APP D-5

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

   AGE               ACCOUNT       BENEFIT     GUARANTEED
   BOY     RETURN   VALUE BOY    AMOUNT BOY        WD       ACTUAL WD
----------------------------------------------------------------------
   60       0.06     $100,000     $100,000       $5,000       $5,000
   61       0.06     $100,317      $95,665       $5,000       $5,000
   62       0.06     $100,673      $90,968       $5,000       $5,000
   63       0.06     $101,068      $86,288       $5,000       $5,000
   64       0.06     $101,505      $81,624       $5,000       $5,000
   65       0.06     $101,988      $76,973       $5,000       $5,000
   66       0.06     $102,518      $72,333       $5,000       $5,000
   67       0.06     $103,098      $67,701       $5,000       $5,000
   68       0.06     $103,731      $63,074       $5,000       $5,000
   69       0.06     $104,422      $58,449       $5,000       $5,000
   70       0.06     $105,172      $53,822       $5,000       $5,000
   71       0.06     $105,985      $49,191       $5,000       $5,000
   72       0.06     $106,866      $44,550       $5,000       $5,000
   73       0.06     $107,818      $39,895       $5,000       $5,000
   74       0.06     $108,847      $35,221       $5,000       $5,000
   75       0.06     $109,955      $30,523       $5,000       $5,000
   76       0.06     $111,149      $25,796       $5,000       $5,000
   77       0.06     $112,435      $20,796       $5,000       $5,000
   78       0.06     $113,818      $15,796       $5,000       $5,000
   79       0.06     $115,304      $10,796       $5,000       $5,000
   80       0.06     $116,899      $5,796        $5,000       $5,000
   81       0.06     $118,610       $796         $5,000       $5,000
   82       0.06     $120,426        $0          $5,000       $5,000
   83       0.06     $122,352        $0          $5,000       $5,000
   84       0.06     $124,393        $0          $5,000       $5,000
   85       0.06     $126,557        $0          $5,000       $5,000

   AGE       BENEFIT     DEATH BENEFIT   ACCOUNT
   BOY      AMOUNT EOY        EOY       VALUE EOY    FEE
---------  ----------------------------------------------
   60        $95,665        $95,665      $100,700   $383
   61        $90,968        $90,968      $101,036   $364
   62        $86,288        $86,288      $101,413   $345
   63        $81,624        $81,624      $101,832   $326
   64        $76,973        $76,973      $102,296   $308
   65        $72,333        $72,333      $102,807   $289
   66        $67,701        $67,701      $103,369   $271
   67        $63,074        $63,074      $103,984   $252
   68        $58,449        $58,449      $104,655   $234
   69        $53,822        $53,822      $105,387   $215
   70        $49,191        $49,191      $106,182   $197
   71        $44,550        $44,550      $107,044   $178
   72        $39,895        $39,895      $107,978   $160
   73        $35,221        $35,221      $108,987   $141
   74        $30,523        $30,523      $110,077   $122
   75        $25,796        $25,796      $111,253   $103
   76        $20,796        $20,796      $112,518    $83
   77        $15,796        $15,796      $113,881    $63
   78        $10,796        $10,796      $115,347    $43
   79         $5,796        $5,796       $116,922    $23
   80          $796          $796        $118,613    $3
   81           $0            $0         $120,426    $0
   82           $0            $0         $122,352    $0
   83           $0            $0         $124,393    $0
   84           $0            $0         $126,557    $0
   85           $0            $0         $128,850    $0

ASSUMPTIONS:                                   LEGEND:
--------------------------------------------------------------------------------------------
 Age 60                                        BOY               Beginning of Year
 Annual withdrawals taken, within limit        EOY               End of Year
 Market Performance = Annual 6% Gain           WD                Withdrawal

APP D-6

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of positive market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE               ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN    VALUE BOY     BASE BOY        WD           WD
--------------------------------------------------------------------
  60      0.06     $100,000      $100,000      $5,000       $5,000
  61      0.06     $100,297      $100,700      $5,035       $5,035
  62      0.06     $100,611      $101,015      $5,051       $5,051
  63      0.06     $100,942      $101,348      $5,067       $5,067
  64      0.06     $101,292      $101,699      $5,085       $5,085
  65      0.06     $101,661      $102,069      $5,103       $5,103
  66      0.06     $102,051      $102,461      $5,123       $5,123
  67      0.06     $102,463      $102,874      $5,144       $5,144
  68      0.06     $102,897      $103,310      $5,166       $5,166
  69      0.06     $103,356      $103,771      $5,189       $5,189
  70      0.06     $103,840      $104,257      $5,213       $5,213
  71      0.06     $104,352      $104,771      $5,239       $5,239
  72      0.06     $104,891      $105,313      $5,266       $5,266
  73      0.06     $105,461      $105,885      $5,294       $5,294
  74      0.06     $106,063      $106,489      $5,324       $5,324
  75      0.06     $106,698      $107,127      $5,356       $5,356
  76      0.06     $107,369      $107,800      $5,390       $5,390
  77      0.06     $108,077      $108,511      $5,426       $5,426
  78      0.06     $108,825      $109,262      $5,463       $5,463
  79      0.06     $109,614      $110,054      $5,503       $5,503
  80      0.06     $110,447      $110,891      $5,545       $5,545
  81      0.06     $111,330      $110,891      $5,545       $5,567
  82      0.06     $112,267      $110,891      $5,545       $5,613
  83      0.06     $113,259      $110,891      $5,545       $5,663
  84      0.06     $114,311      $110,891      $5,545       $5,716
  85      0.06     $115,426      $110,891      $5,545       $5,771

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $100,700   $403
  61       $5,000     $100,700     $90,000      $101,015   $404
  62       $5,000     $101,015     $85,000      $101,348   $405
  63       $5,000     $101,348     $80,000      $101,699   $407
  64       $5,000     $101,699     $75,000      $102,069   $408
  65       $5,000     $102,069     $70,000      $102,461   $410
  66       $5,000     $102,461     $65,000      $102,874   $411
  67       $5,000     $102,874     $60,000      $103,310   $413
  68       $5,000     $103,310     $55,000      $103,771   $415
  69       $5,000     $103,771     $50,000      $104,257   $417
  70       $5,000     $104,257     $45,000      $104,771   $419
  71       $5,000     $104,771     $40,000      $105,313   $421
  72       $5,000     $105,313     $35,000      $105,885   $424
  73       $5,000     $105,885     $30,000      $106,489   $426
  74       $5,000     $106,489     $25,000      $107,127   $429
  75       $5,000     $107,127     $20,000      $107,800   $431
  76       $5,000     $107,800     $15,000      $108,511   $434
  77       $5,000     $108,511     $10,000      $109,262   $437
  78       $5,000     $109,262      $5,000      $110,054   $440
  79       $5,000     $110,054        $0        $110,891   $444
  80       $5,000     $110,891        $0        $111,774   $444
  81       $5,000     $110,891        $0        $112,710   $444
  82       $5,000     $110,891        $0        $113,703   $444
  83       $5,000     $110,891        $0        $114,755   $444
  84       $5,000     $110,891        $0        $115,870   $444
  85       $5,000     $110,891        $0        $117,052   $444

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Gain           WD             Withdrawal

                    APP D-7

--------------------------------------------------------------------------------

                            LIFETIME INCOME BUILDER

The following table is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount Death Benefit and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit and Rider Fee.

   AGE                  ACCOUNT         BENEFIT         GUARANTEED
   BOY      RETURN     VALUE BOY       AMOUNT BOY           WD          ACTUAL WD
-----------------------------------------------------------------------------------
   60       -0.06      $100,000         $100,000          $5,000         $5,000
   61       -0.06       $88,920         $95,000           $5,000         $5,000
   62       -0.06       $78,525         $90,000           $5,000         $5,000
   63       -0.06       $68,773         $85,000           $5,000         $5,000
   64       -0.06       $59,627         $80,000           $5,000         $5,000
   65       -0.06       $51,049         $75,000           $5,000         $5,000
   66       -0.06       $43,006         $70,000           $5,000         $5,000
   67       -0.06       $35,466         $65,000           $5,000         $5,000
   68       -0.06       $28,398         $60,000           $5,000         $5,000
   69       -0.06       $21,774         $55,000           $5,000         $5,000
   70       -0.06       $15,568         $50,000           $5,000         $5,000
   71       -0.06       $9,754          $45,000           $5,000         $5,000
   72       -0.06       $4,308          $40,000           $5,000         $5,000
   73       -0.06         $0            $35,000           $5,000         $5,000
   74       -0.06         $0            $30,000           $5,000         $5,000
   75       -0.06         $0            $25,000           $5,000         $5,000
   76       -0.06         $0            $20,000           $5,000         $5,000
   77       -0.06         $0            $15,000           $5,000         $5,000
   78       -0.06         $0            $10,000           $5,000         $5,000
   79       -0.06         $0             $5,000           $5,000         $5,000
   80       -0.06         $0               $0             $5,000         $5,000
   81       -0.06         $0               $0             $5,000         $5,000
   82       -0.06         $0               $0             $5,000         $5,000
   83       -0.06         $0               $0             $5,000         $5,000
   84       -0.06         $0               $0             $5,000         $5,000
   85       -0.06         $0               $0             $5,000         $5,000

                                     DEATH BENEFIT
   AGE         BENEFIT             EOY = BA            ACCOUNT
   BOY       AMOUNT EOY              EOY              VALUE EOY          FEE
---------  ------------------------------------------------------------------
   60          $95,000             $95,000             $89,300          $380
   61          $90,000             $90,000             $78,885          $360
   62          $85,000             $85,000             $69,113          $340
   63          $80,000             $80,000             $59,947          $320
   64          $75,000             $75,000             $51,349          $300
   65          $70,000             $70,000             $43,286          $280
   66          $65,000             $65,000             $35,726          $260
   67          $60,000             $60,000             $28,638          $240
   68          $55,000             $55,000             $21,994          $220
   69          $50,000             $50,000             $15,768          $200
   70          $45,000             $45,000             $9,934           $180
   71          $40,000             $40,000             $4,468           $160
   72          $35,000             $35,000               $0              $0
   73          $30,000             $30,000               $0              $0
   74          $25,000             $25,000               $0              $0
   75          $20,000             $20,000               $0              $0
   76          $15,000             $15,000               $0              $0
   77          $10,000             $10,000               $0              $0
   78          $5,000               $5,000               $0              $0
   79            $0                   $0                 $0              $0
   80            $0                   $0                 $0              $0
   81            $0                   $0                 $0              $0
   82            $0                   $0                 $0              $0
   83            $0                   $0                 $0              $0
   84            $0                   $0                 $0              $0
   85            $0                   $0                 $0              $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

APP D-8

--------------------------------------------------------------------------------

                           LIFETIME INCOME BUILDER II

The following example is intended to reflect the effect of negative market performance on The Hartford's Lifetime Income Builder Benefit Amount, Death Benefit, and Rider Fee, and on The Hartford's Lifetime Income Builder II Payment Base, Death Benefit, and Rider Fee.

  AGE             ACCOUNT      PAYMENT     GUARANTEED    MAXIMUM
  BOY    RETURN  VALUE BOY    BASE BOY         WD           WD
------------------------------------------------------------------
  60     -0.06    $100,000    $100,000       $5,000       $5,000
  61     -0.06    $88,900     $100,000       $5,000       $5,000
  62     -0.06    $78,466     $100,000       $5,000       $5,000
  63     -0.06    $68,658     $100,000       $5,000       $5,000
  64     -0.06    $59,439     $100,000       $5,000       $5,000
  65     -0.06    $50,772     $100,000       $5,000       $5,000
  66     -0.06    $42,626     $100,000       $5,000       $5,000
  67     -0.06    $34,968     $100,000       $5,000       $5,000
  68     -0.06    $27,770     $100,000       $5,000       $5,000
  69     -0.06    $21,004     $100,000       $5,000       $5,000
  70     -0.06    $14,644     $100,000       $5,000       $5,000
  71     -0.06     $8,665     $100,000       $5,000       $5,000
  72     -0.06     $3,045     $100,000       $5,000       $5,000
  73     -0.06       $0       $100,000       $5,000       $5,000
  74     -0.06       $0       $100,000       $5,000       $5,000
  75     -0.06       $0       $100,000       $5,000       $5,000
  76     -0.06       $0       $100,000       $5,000       $5,000
  77     -0.06       $0       $100,000       $5,000       $5,000
  78     -0.06       $0       $100,000       $5,000       $5,000
  79     -0.06       $0       $100,000       $5,000       $5,000
  80     -0.06       $0       $100,000       $5,000       $5,000
  81     -0.06       $0       $100,000       $5,000       $5,000
  82     -0.06       $0       $100,000       $5,000       $5,000
  83     -0.06       $0       $100,000       $5,000       $5,000
  84     -0.06       $0       $100,000       $5,000       $5,000
  85     -0.06       $0       $100,000       $5,000       $5,000

  AGE                 PAYMENT       DEATH       ACCOUNT
  BOY    ACTUAL WD    BASE EOY   BENEFIT EOY   VALUE EOY    FEE
-------  -------------------------------------------------------
  60       $5,000     $100,000     $95,000      $89,300    $400
  61       $5,000     $100,000     $90,000      $78,866    $400
  62       $5,000     $100,000     $85,000      $69,058    $400
  63       $5,000     $100,000     $80,000      $59,839    $400
  64       $5,000     $100,000     $75,000      $51,172    $400
  65       $5,000     $100,000     $70,000      $43,026    $400
  66       $5,000     $100,000     $65,000      $35,368    $400
  67       $5,000     $100,000     $60,000      $28,170    $400
  68       $5,000     $100,000     $55,000      $21,404    $400
  69       $5,000     $100,000     $50,000      $15,044    $400
  70       $5,000     $100,000     $45,000       $9,065    $400
  71       $5,000     $100,000     $40,000       $3,445    $400
  72       $5,000     $100,000     $35,000         $0      $400
  73       $5,000     $100,000     $30,000         $0       $0
  74       $5,000     $100,000     $25,000         $0       $0
  75       $5,000     $100,000     $20,000         $0       $0
  76       $5,000     $100,000     $15,000         $0       $0
  77       $5,000     $100,000     $10,000         $0       $0
  78       $5,000     $100,000      $5,000         $0       $0
  79       $5,000     $100,000        $0           $0       $0
  80       $5,000     $100,000        $0           $0       $0
  81       $5,000     $100,000        $0           $0       $0
  82       $5,000     $100,000        $0           $0       $0
  83       $5,000     $100,000        $0           $0       $0
  84       $5,000     $100,000        $0           $0       $0
  85       $5,000     $100,000        $0           $0       $0

ASSUMPTIONS:                                   LEGEND:
---------------------------------------------------------------------------------------
 Age 60                                        BOY            Beginning of Year
 Annual withdrawals taken, within limit        EOY            End of Year
 Market Performance = Annual 6% Loss           WD             Withdrawal

                                                                     APP D-9

-------------------------------------------------------------------------------


B. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS CONVERSION PROGRAM



We reserve the right, in our sole discretion, to offer Eligible Contract Owners the opportunity to exchange The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation for the currently issued version of either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios subject to the terms and conditions below.



The availability of the conversion program is at our discretion and may be withdrawn in whole, or in part, at any time without notice. The opportunity to convert your rider to The Hartford's Lifetime Income Builder Portfolios will expire 90 days after the effective date of this rider exchange program. You should convert your rider only if it is appropriate for your needs and financial considerations. Please read this prospectus carefully and discuss this conversion with your Registered Representative prior to electing to participate in this conversion program.


I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS CONVERSION PROGRAM?

     This conversion program is available to Owners who meet ALL of the following qualifications ("Eligible Contract Owners"):

     You must:


           - If electing The Hartford's Lifetime Income Builder Portfolios, you must have purchased a deferred individual annuity contract from us between 1/1/08 - 5/3/08 (or later if The Hartford's Lifetime Income Builder Portfolios was not approved in your state). If electing The Hartford's Lifetime Income Builder Selects, you must have purchased a deferred individual annuity contract from us after 11/01/05 (each, an "Eligible Contract"). You must still own such Contract as of the conversion date (defined below); and



           - Have previously elected The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation at the time of purchase or as a result of a Company-sponsored exchange program; and


           - Be a customer of a Financial Intermediary that has approved the sale of The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios; and

           - The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios are approved for sale in your state.

     You must not be age 81 or older as of the conversion date (including any other Covered Life).

II. WHAT ARE KEY DIFFERENCES BETWEEN THE NEW RIDERS AND MY CURRENT RIDER?

     Please refer to Appendix B for a table describing some of the key differences between The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios.

III. HOW DOES THE CONVERSION PROCESS WORK?

       - You must complete a Conversion Program Form to exchange your The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation rider. The date that you comply with all our requirements to exchange your existing rider ("conversion date") will be the date we use to set your benefits under your The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios rider selected. We will also use the conversion date for establishing your eligibility for this conversion program. Your request for conversion will not be in good order until the requisite fund transfers are made.


       - If you elect either The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios, you must abide by all restrictions applicable to these riders, including, but not limited to, investment restrictions described in this prospectus.



       - Except as modified by this election, your existing Contract and all other features and functions previously selected will be and remain in full force and effect after the conversion date.


       -   You may not cancel your election after the conversion date.

       - A prorated final rider charge for your pre-conversion rider will be assessed as of the conversion date. There are no exchange or transfer fees associated with making this election.

       - Your Contract Value as of the conversion date will become your new Payment Base. YOUR PAYMENT BASE UNDER YOUR EXISTING RIDER WILL NOT CARRY OVER AS YOUR NEW PAYMENT BASE.

APP D-10

-------------------------------------------------------------------------------

       - Your Withdrawal Percent under The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios is based on the attained age of the relevant Covered Life on the effective date of the conversion. If the Withdrawal Percent had been locked in under The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation, it will be unlocked and reset upon conversion.


       - Your new death benefit will equal your Contract Value on the effective date of the conversion and thereafter will operate under the terms of the Guaranteed Minimum Death Benefit. CONVERSION OF YOUR RIDER MAY HAVE THE AFFECT OF REDUCING YOUR DEATH BENEFIT.


       - Your Lifetime Benefit Payment will be equal to your Payment Base multiplied by your Withdrawal Percent for the remainder of the rider year. Your Lifetime Benefit Payment will reset upon the next Contract Anniversary according to the terms of the rider you selected.

       -   All Joint Owners and the Annuitant must consent to this conversion.

       - Any changes in Covered Lives will affect your benefits under your new riders.

       - The survivorship option selected under your existing riders may not be amended in connection with your exercising your conversion privileges.

IV. WHAT OTHER THINGS SHOULD BE CONSIDERED?

       - YOUR PAYMENT BASE, GUARANTEED MINIMUM DEATH BENEFIT, AND LIFETIME BENEFIT PAYMENTS MAY BE LOWER AND RIDER CHARGES MAY BE HIGHER THAN, THOSE AVAILABLE UNDER YOUR CURRENT RIDER.

       - You should discuss with your Registered Representative whether or not converting your rider is suitable for you and your particular needs, investment horizon and financial plans. You should discuss your particular circumstances and the tax consequences of this conversion with your tax advisor, as we make no representation regarding the tax consequences of an exchange of these riders.

       - We are not obligated to offer rider conversion privileges if and once this offer is withdrawn.


       - These conversion privileges may not be available through all Financial Intermediaries.


       - For a comparison of the features of each rider, please see Appendix B, and read sections describing each rider below.

                                                                    APP D-11

-------------------------------------------------------------------------------


C. THE HARTFORD'S LIFETIME INCOME BUILDER SELECTS AND THE HARTFORD'S LIFETIME INCOME BUILDER PORTFOLIOS


OBJECTIVE


The objective of these two different riders is to (i) protect your investment from poor market performance; (ii) provide longevity protection through Lifetime Benefit Payments; and (iii) provide Death Benefit protection.



HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?



- LIFETIME WITHDRAWAL FEATURE. Provided you follow the rules below, the riders provide a series of Lifetime Benefit Payments payable in each Contract Year following the Relevant Covered Life's Lifetime Income Eligibility Date until the first death of any Covered Life ("Single Life Option") or until the second death of any Covered Life ("Joint/Spousal Option"). Lifetime Benefit Payments are maximum amounts that can be withdrawn each year based on whether either of the following options and any time there is a change to the amount of your Payment Base or your Withdrawal Percent changes:


Lifetime Income                 =      Payment Base or Contract   x      Withdrawal Percent
Builder Selects                        Value, whichever is
                                       higher
                                                - or -
Lifetime Income                 =      Payment Base               x      Withdrawal Percent
Builder Portfolios


- GUARANTEED MINIMUM DEATH BENEFIT. This guaranteed minimum Death Benefit provides a Death Benefit equal to the greater of Premium Payments (adjusted for partial Surrenders) or Contract Value as of the date due proof of death is received by us for any Contract Owner or Annuitant. PARTIAL SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. THIS GUARANTEED MINIMUM DEATH BENEFIT REPLACES THE STANDARD DEATH BENEFITS PROVIDED UNDER THIS CONTRACT.



See Optional Benefit Comparisons in Appendix B.



WHEN CAN YOU BUY THE RIDERS?



Subject to state availability, you may elect either rider if you are eligible to participate in a designated Company sponsored exchange program. The benefits comprising either rider may not be purchased separately. The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios riders are sold separately. These riders may not be available through all Registered Representatives and may be subject to additional restrictions set by your Registered Representative or us. We reserve the right to withdraw either or both riders and any options at any time.



When you buy either rider, you must provide us with the names and date of birth of the Owner, any joint Owner, Annuitant and Beneficiary. We then determine who the "Relevant Covered Life" and other "Covered Lives" will be when establishing the Withdrawal Percent.


- A Covered Life must be a living person. If you choose the Joint/Spousal Option, we reserve the right to (a) prohibit non-natural entities from being designated as an Owner, (b) prohibit anyone other than your Spouse from being a joint Owner; and (c) impose other designation restrictions from time to time.

- For the Single Life Option, the Covered Life is most often the same as the Contract Owner and joint Owner (which could be two different people). In the Joint/Spousal Option, the Covered Life is most often the Contract Owner, and his or her Spouse is the joint Owner or Beneficiary.


- The Relevant Covered Life will be one factor used to establish your Withdrawal Percent. When the Single Life Option is chosen, we use the older Covered Life as the Relevant Covered Life; and when the Joint/Spousal Option is chosen, we use the younger Covered Life as the Relevant Covered Life.



The maximum age of any Contract Owner or Annuitant when electing either rider is
80. These age restrictions also apply to the Beneficiary when the Joint/Spousal Option is chosen.



DOES ELECTING EITHER RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?



Yes. If you elect either rider, you may not elect any rider other than MAV Plus (MAV only in applicable states).



HOW IS THE CHARGE FOR EITHER RIDER CALCULATED?



The fee for the riders is based on your then current Payment Base (not your Contract Value) as of each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary AFTER your Anniversary Value and Payment Base have been computed and prior to all other financial transactions. In the event of a full Surrender, a prorated charge will be deducted from your Surrender Value. The charge for the riders will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account bears to the total Contract Value. Except as otherwise

APP D-12

-------------------------------------------------------------------------------

provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.


We reserve the right to increase the charge for either or both riders (and any option) up to the maximum fees described in the Synopsis at any time 12 months after either riders effective date. The fee increase will only apply if you are eligible for future automatic Payment Base and/or Withdrawal Percent increases. Any future fee increase will be based on the charge that we are then currently charging other customers who have not previously elected either rider. If we cease sales of either or both riders, we will predetermine the rider charge on a non-discriminatory basis. Fee increases will not apply if (a) the age of the Relevant Covered Life is 80 or older; (b) you notify us in writing of your election to permanently waive automatic Payment Base and Withdrawal Percent increases; or (c) we convert your benefits based on our Minimum Amount rules defined in your Contract. This fee may not be the same as the fee that we charge new purchasers or the fee we set before we cease offering either or both riders.



Subject to the foregoing limitation, we also reserve the right to charge a different fee for either rider to any new Contract Owners as a result of a change of Covered Life. Unless exempt, we will automatically deduct rider fees, as they may be increased from time to time.



DOES THE PAYMENT BASE CHANGE UNDER EITHER RIDER?



Yes, your initial Payment Base equals your initial Premium Payment except in regard to a company sponsored-exchange program. Your Payment Base will fluctuate based on:


       -   automatic Payment Base increases; and

       -   subsequent Premium Payments; and


       - partial Surrenders (including partial Surrenders taken prior to the Lifetime Income Eligibility Date or if the amount of the partial Surrender exceeds either your Threshold or Lifetime Benefit Payment amount).



- Automatic Payment Base Increase: Your automatic annual Payment Base increase varies depending on whether you choose The Hartford's Lifetime Income Builder Selects or The Hartford's Lifetime Income Builder Portfolios. The following table describes how these options operate:


                                 LIFETIME INCOME BUILDER SELECTS                        LIFETIME INCOME BUILDER PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
New Payment Base     [(current Anniversary Value (prior to the rider charge   The higher of current Contract Value or Payment Base
                     being taken) divided by your prior Payment Base)]
                     multiplied by your prior Payment Base
Annual Payment Base  0% - 10%                                                 Unlimited
increase limits


  We will determine if you are eligible for annual automatic Payment Base increases on each Contract Anniversary.


  Automatic Payment Base increases will cease upon the earliest of:

    -   your Annuity Commencement Date;

    - the Contract Anniversary immediately following the Relevant Covered Life's attained age of 80; or

    -   You waive your right to receive automatic Payment Base increases.


  Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this ceiling will not be included for any benefits under either rider. See Examples 16 and 17 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



- Subsequent Premium Payments increase your Payment Base on a dollar-for-dollar basis. See Examples 10 and 11 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



- Partial Surrenders may trigger a recalculation of the Payment Base depending on (a) whether the partial Surrender takes place prior to the Lifetime Income Eligibility Date, and (b) if the cumulative amount of all partial Surrenders during any Contract Year exceeds the applicable limits as discussed below:



    A. If cumulative partial Surrenders taken during any Contract Year and prior to the Lifetime Income Eligibility Date, are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold, and (ii) proportionate basis for the amount in excess of the Threshold.

                                                                    APP D-13

-------------------------------------------------------------------------------

    B. If cumulative partial Surrenders taken after the Lifetime Income Eligibility Date are equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will not reduce the Payment Base.


    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment.



  See Examples 3-9 and 12-15 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I



- Covered Life changes may also trigger a recalculation of your Payment Base, Lifetime Benefit Payment, Guaranteed Minimum Death Benefit and rider fees. See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" below.



- Option Conversion. We reserve the right to offer a one-time only conversion from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, on or after the first Contract Anniversary after the rider has been in effect and prior to the Relevant Covered Life's reaching attained age 81. Your then current Payment Base will be your new Payment Base for the purposes of the converted rider. This conversion will go into effect on the next following Contract Anniversary. A conversion notice must be received by us in good order between 30 days prior to, or within 15 days after, a Contract Anniversary. This privilege may be withdrawn at our sole discretion at any time without prior notice. The rider fee and any associated restrictions will be based on the rider then in effect. You may rescind your election within 15 days after making your election. Upon rescission; however, your Payment Base will be reset at the LOWER of the then applicable Payment Base or the Contract Value at the time of rescission. RESCISSION OF A CONVERSION OPTION MAY THEREFORE RESULT IN A PERMANENT REDUCTION OF BENEFITS. Once rescinded, this privilege will be terminated.



- Partial Surrenders taken during any Contract Year that cumulatively exceed the Annual Withdrawal Amount but do not exceed the Lifetime Benefit Payment will be free of any applicable CDSC.



IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?


Yes. However, withdrawals taken prior to the Lifetime Income Eligibility Date are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish Lifetime Benefit Payments and Guaranteed Minimum Death Benefits.

As shown in the following table, the Withdrawal Percent for all partial Surrenders taken BEFORE the Lifetime Income Eligibility Date will be 5% (Single Life Option) or 4.5% (Joint/Spousal Option). In contrast, the Withdrawal Percent for partial Surrenders taken AFTER the Lifetime Income Eligibility Date will be based on the chronological age of the Relevant Covered Life at the time of the first withdrawal as shown below:


                                                     WITHDRAWAL PERCENT
                                              SINGLE LIFE         JOINT/SPOUSAL
    RELEVANT COVERED LIFE ATTAINED AGE           OPTION               OPTION
--------------------------------------------------------------------------------
          [LESS THAN]59 1/2 - 64                  5.0%                 4.5%
                  65 - 69                         5.5%                 5.0%
                  70 - 74                         6.0%                 5.5%
                  75 - 79                         6.5%                 6.0%
                    80+                           7.0%                 6.5%


Your Withdrawal Percentage will increase according to this schedule if:

- You are entitled to an automatic Payment Base increase during the Contract Year when the Relevant Covered Life's birthday coincides with a new age band; and

-   You have not waived your obligation to pay potential rider fee increases.

Your new Withdrawal Percent will take effect on either of the following dates depending on whether a partial Surrender was ever taken:


- If a partial Surrender HAS NOT been taken, your new Withdrawal Percent will be effective on the next birthday that brought the Relevant Covered Life into a new Withdrawal Percent age band; or



- If a partial Surrender HAS been taken, then your new Withdrawal Percent will be effective as of the Contract Anniversary when the next automatic Payment Base increase occurs after the birthday that brought you into a new Withdrawal Percent age band (and not that birthday).

APP D-14

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See "WHAT HAPPENS IF YOU CHANGE OWNERSHIP?" for a description of circumstances when your Withdrawal Percent may change based on a permissible Covered Life change.


See Examples 1-3 and 20 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.



IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?



Yes. This Guaranteed Minimum Death Benefit guarantees that we will pay a Death Benefit equal to the greater of Premium Payments adjusted for partial Surrenders or Contract Value as of the date we receive due proof of death of the Contract Owner(s) or Annuitant. Termination of either rider will result in the rescission of the Guaranteed Minimum Death Benefit and result in your Beneficiary receiving the Contract Value as of the date we receive due proof of death. For Joint/Spousal election of either rider, no Death Benefit will be available when a Relevant Covered Life is the Beneficiary and the Beneficiary dies.


Partial Surrenders will affect the Guaranteed Minimum Death Benefit as follows:

    A. If cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are equal to, or less than, the Threshold (subject to rounding), then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders taken prior to the Lifetime Income Eligibility Date are greater than the Threshold (subject to rounding), then we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Threshold, and
        (ii) proportionate basis for the amount in excess of the Threshold.


    B. If cumulative partial Surrenders after the Lifetime Income Eligibility Date are (i) equal to or less than the Lifetime Benefit Payment (subject to rounding), or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD; then the cumulative partial Surrender will reduce the Guaranteed Minimum Death Benefit on a dollar-for-dollar basis.


    C. For any partial Surrender that causes cumulative partial Surrenders after the Lifetime Income Eligibility Date to exceed the Lifetime Benefit Payment and the RMD exception in (B) does not apply, we will reduce the Guaranteed Minimum Death Benefit on a (i) dollar-for-dollar basis up to the amount of the Lifetime Benefit Payment, and (ii) proportionate basis for the amount in excess of the Lifetime Benefit Payment.

Please refer to the section labeled "CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE" for more information on the continuation of the Lifetime Benefit Payments by your Spouse.


DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?



YES, IT PERMANENTLY REPLACES THE STANDARD DEATH BENEFIT. The Guaranteed Minimum Death Benefit will be reset to equal Contract Value when there is a Covered Life change that exceeds the permissible age limitation under either rider. This may also occur for the Single Life Option when the spouse elects Spousal Contract continuation and the new Covered Life exceeds the age limit.


CAN YOU REVOKE THIS RIDER?


No. However, a Company-sponsored exchange of this rider will not be considered to be a revocation by you of either rider.



WHAT EFFECT DOES PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THIS RIDER?



Please refer to "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER EITHER RIDER?" for the effect of partial Surrenders on your Payment Base, Guaranteed Minimum Death Benefit and Lifetime Benefit Payments. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Payment Base or any Lifetime Benefit Payment that you would have received under either rider.



If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract --generally, the greater of $500 or one Lifetime Benefit Payment) as a result of investment performance or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below the minimum amount, then the following will occur:


-   We will no longer accept subsequent Premium Payments; and


- You will be required to either make a full Surrender or promptly transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs (failure to do so after a reasonable amount of time being deemed as acquiescence to our reallocation of these sums to the Money Market Sub-Account); and


-   Lifetime Benefit Payments will continue; and


- Your Guaranteed Minimum Death Benefit will continue to be reduced by Lifetime Benefit Payments until reduced to zero at which time your Death Benefit shall be equal to your Contract Value; and



- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

                                                                    APP D-15

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- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated, the rider will terminate and the Guaranteed Minimum Death Benefit will be lost.


See Examples 21 and 22 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.


WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


Inasmuch as this rider is affected by changes to the Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of the Covered Life may cause a recalculation of the benefits. Covered Life changes also allow us, in our discretion, to impose investment restrictions, as described below.



Any Covered Life change made within the first 6 months from the Contract Issue date will have no impact on the Payment Base or Guaranteed Minimum Death Benefit as long as each succeeding Covered Life is less than the maximum age limitation of the applicable rider at the time of the change. The Withdrawal Percent and Lifetime Benefit Payment will thereafter change based on the age of the new relevant Covered Life.



After the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract. Provided that the age limitation of the rider is not exceeded, the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the younger Covered Life as of the date of the change. The charge for this rider will remain the same.



Alternatively, if after the first 6 months from the Contract Issue date, if you elected the Joint/Spousal Option and Surrenders have been taken, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Guaranteed Minimum Death Benefit will remain the same. We will then recalculate your Withdrawal Percent based on the age of the remaining Covered Life as of the date of the change. The charge for this rider will remain the same.


You may not convert your Joint/Spousal Option election to a Single Life Option. In addition, after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:


    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the Lifetime Withdrawal Feature of either rider and continue the Guaranteed Minimum Death Benefit only. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter.



    B. If the older Covered Life after the change exceeds the maximum age limitation of either rider at the time of the change, or we no longer offer either rider, then the rider will terminate. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.


If you elected the Single Life Option and any Covered Life changes after the first 6 months from Contract Issue date, then:


    A. If we no longer offer such rider, we will continue the Guaranteed Minimum Death Benefit after resetting this benefit to the lower of the then applicable Guaranteed Minimum Death Benefit or Contract Value on the effective date of the Covered Life change; whereupon the Lifetime Withdrawal Feature will terminate. The charge for this rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or



    B. If we offer such rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percent. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. The Guaranteed Minimum Death Benefit will be recalculated to be the lesser of the Contract Value or the Guaranteed Minimum Death Benefit effective on the date of the change; or



    C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract. The Guaranteed Minimum Death Benefit will then be equal to the Contract Value.



If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.


The following tables illustrate only some of the various changes and the resulting outcomes associated with deaths of the Contract Owner(s) or Annuitant before and after the Annuity Commencement Date.

APP D-16

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SINGLE LIFE OPTION ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving             The Annuitant is living or       Joint Contract Owner receives
                                 non-spousal Contract Owner       deceased                         the Death Benefit and this
                                                                                                   rider terminates
Contract Owner                   There is a surviving spousal     The Annuitant is living or       Joint Contract Owner receives
                                 Contract Owner                   deceased                         the Death Benefit and this
                                                                                                   rider can continue under
                                                                                                   Spousal Contract continuation
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Designated
                                 Owner                            deceased                         Beneficiary receives the Death
                                                                                                   Benefit
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates. Estate
                                 Owner or Beneficiary             deceased                         receives the Death Benefit
Annuitant                        Contract Owner is living         There is no Contingent           Contract continues, no Death
                                                                  Annuitant and the Contract       Benefit is paid, and this rider
                                                                  Owner becomes the Contingent     continues
                                                                  Annuitant
Annuitant                        Contract Owner is living         There is no Contingent           Rider terminates and Contract
                                                                  Annuitant and the Contract       Owner receives the Death
                                                                  Owner waives their right to      Benefit
                                                                  become the Contingent Annuitant
Annuitant                        Contract Owner is Living         Contingent Annuitant is Living   Contingent Annuitant becomes
                                                                                                   the Annuitant and the Contract
                                                                                                   and this rider continues

JOINT/SPOUSAL ELECTION:

IF THE DECEASED IS . . .                    AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving Contract    The Annuitant is living or       The surviving Contract Owner
                                 Owner                            deceased                         continues the Contract and
                                                                                                   rider; we will increase the
                                                                                                   Contract Value to the Death
                                                                                                   Benefit value
Contract Owner                   There is no surviving Contract   The Spouse is the sole primary   Follow Spousal Contract
                                 Owner                            beneficiary                      continuation rules for joint
                                                                                                   life elections
Contract Owner                   There is no surviving Contract   The Annuitant is living or       Rider terminates and Contract
                                 Owner or Beneficiary             deceased                         Owner's estate receives the
                                                                                                   Death Benefit
Annuitant                        The Contract Owner is living     There is a Contingent Annuitant  The Rider continues; upon the death of the last surviving
                                                                                                   Covered Life, the rider will
                                                                                                   terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL FEATURE?

-   SINGLE LIFE OPTION:


If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Spouse elects to continue the Contract and such rider, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. We will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater. The Covered Life will be re-determined on the date of Spousal Contract continuation. If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and the Guaranteed Minimum Death Benefit will be set equal to the Contract Value, the Withdrawal Percent will be recalculated based on the age of the older remaining Covered Life on the

                                                                    APP D-17

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effective date of the Spousal Contract continuation. If the new Covered Life is 81 or older at the time of the Spousal Contract continuation, the rider will terminate and the Guaranteed Minimum Death Benefit will be equal to the Contract Value.


If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the Lifetime Withdrawal Feature, the Guaranteed Minimum Death Benefit will be set equal to the Contract Value and the rider charge will no longer be assessed.


-   JOINT/SPOUSAL OPTION:


Either rider is designed to facilitate the continuation of your rights under the rider by your Spouse through the inclusion of a Joint/ Spousal Option. If a Covered Life dies and the Spouse elects to continue the Contract, we will increase the Contract Value to the Guaranteed Minimum Death Benefit, if greater and we will continue the rider with respect to all benefits at the current rider charge. The benefits will be reset as follows:


- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Guaranteed Minimum Death Benefit will be equal to the Contract Value on the Spousal Contract continuation date;

- The Withdrawal Percent will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percent will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date; and

-   The Lifetime Benefit Payment will be recalculated.


The remaining Covered Life can not name a new owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.



See Examples 18 and 19 under The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios in Appendix I.


WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value and will not be able to elect any of the annuitization options allowed under this rider. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our Minimum Amount rule then in effect.

If your Contract Value is reduced below our Minimum Amount rule (as defined in your Contract), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

-   SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit under this rider.

If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of any Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

APP D-18

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This option may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

-   JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Fixed Joint & Survivor Lifetime and Period Certain Payout. If only one Spouse is alive, we will issue a Fixed Lifetime and Period Certain Payout. The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two. The minimum amount paid to you under this Annuity Option will at least equal the remaining Guaranteed Minimum Death Benefit.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

The period certain over which payments will be made is equal to the Guaranteed Minimum Death Benefit divided by the product of the Payment Base multiplied by the Withdrawal Percent on the Annuity Commencement Date. Payments will be made over the greater of the period certain, or until the death of the last Surviving Annuitant, in the frequency that you elect. The annual amount that will be paid to you will be equal to the Payment Base on the Annuity Commencement Date multiplied by the greater of the Withdrawal Percent or the applicable Threshold. Therefore, the higher your then remaining Guaranteed Minimum Death Benefit is at the time of annuitization, the longer the time period you will be entitled to receive annuitization payments. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of the last surviving Annuitant, payments have been made for less than the period certain, the remaining scheduled period certain payments will be made to the Beneficiary. A lump sum option is not available.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes, as described in the following table:


Lifetime Income Builder    We reserve the right to limit the Funds into which you may allocate your Contract Value. We may
Selects                    prohibit investment in certain Funds or require you to allocate your Contract Value only to certain
                           Funds or in accordance with one of a number of model portfolios or Programs.
Lifetime Income Builder    Your Contract Value must be invested in one or more Programs and in an approved model portfolio,
Portfolios                 Funds, or other investment vehicles established from time to time. Permissible portfolios, Funds,
                           Programs or other investment vehicles are described in your application and other communications. Not all model portfolios or Programs are available through all Financial Intermediaries.
                           We may, in our sole discretion, add, replace or alter Funds, Programs and model portfolios from time to time. You will be provided with advance notification of any investment restriction changes.
                           Changes may be made on a prospective basis with respect to any additional Premium Payments received.
                           While you may switch from model portfolio to model portfolio, you can not pick and choose Funds within any model portfolios nor may you specify which Funds should be redeemed to satisfy the
                           Withdrawal Benefit. You may provide written investment instructions to invest Contract Value in a manner that violates these investment restrictions. Any such action will; however, result in the termination of your rights under this rider.


Investments within model portfolios will fluctuate in value and may be worth more or less than your original investment. We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions. Please refer to each Fund's investment objectives, policies and restrictions and the risks of investing in each Fund as described in this prospectus and the prospectus for each Fund.


If your Withdrawal Benefit is revoked due to failure to comply with the investment restrictions, you will have a one time opportunity to reinstate the Lifetime Withdrawal Feature on your rider. There is a 15 calendar day reinstatement period that will begin from the date your lifetime withdrawal feature is revoked. During the reinstatement period, if you make a subsequent Premium Payment, take a partial Surrender or make a Covered Life change, your opportunity to reinstate will be terminated.

                                                                    APP D-19

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Upon reinstatement of your lifetime withdrawal feature under either rider, your Payment Base will be reset at the lower of the Payment Base prior to the revocation and Contract Value as of the date of the reinstatement. Your Withdrawal Percentage will be set equal to the Withdrawal Percentage prior to the Withdrawal Benefit revocation; unless, if within the reinstatement period you reach a new age band and no partial Surrenders have been taken, then the Withdrawal Percentage will be set equal to the appropriate percentage based on the attained age of the Relevant Covered Life. Your Lifetime Benefit Payment will be recalculated based on the Lifetime Withdrawal Feature values as of the date of the reinstatement. We will deduct a prorated rider charge on your Contract Anniversary following the reinstatement for the time period between the reinstatement date and your first Contract Anniversary following the reinstatement.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?


Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. These restrictions are not currently enforced.


CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any optional withdrawal benefit rider. If we elect to aggregate Contracts, we will change the period over which we measure Surrenders against future Lifetime Benefit Payments.

We will treat the effective date of our aggregation election until the end of the applicable calendar year as a Contract Year for the purposes of the Lifetime Benefit Payment limit. A pro-rata rider fee will be taken at the end of that calendar year. After the first calendar year following aggregation, the Lifetime Benefit Payment limits will be aggregated and will thereafter be set on a calendar year (i.e., January 1 Contract Anniversary) basis. The rider fee then in effect will be taken at the end of each new Contract Anniversary.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under this rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate this rider and allow us to terminate the rider.


- YOUR ANNUAL LIFETIME BENEFIT PAYMENTS MAY FLUCTUATE BASED ON CHANGES IN THE PAYMENT BASE AND CONTRACT VALUE. THE PAYMENT BASE IS SENSITIVE TO PARTIAL SURRENDERS IN EXCESS OF THE THEN CURRENT MAXIMUM LIFETIME BENEFIT PAYMENT/THRESHOLD. IT IS THEREFORE POSSIBLE THAT SURRENDERS AND SUBSEQUENT PREMIUM PAYMENTS WITHIN THE SAME CONTRACT YEAR, WHETHER OR NOT EQUAL TO ONE ANOTHER, CAN RESULT IN LOWER LIFETIME BENEFIT PAYMENTS.


- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these "lifetime" benefits. First, you may no longer invest additional Premium Payments. Second, the Death Benefit will immediately terminate. Third, any Guaranteed Minimum Withdrawal Benefit guarantees you elect may end. In cases where you are required to annuitize, you will forfeit automatic Payment Base increases (if applicable) and lifetime annuitization payments may equal (or possibly exceed) Lifetime Benefit Payments. However, where you elect to annuitize before a required Annuity Commencement Date, lifetime annuitization payments might be less than the income guaranteed by your Guaranteed Minimum Withdrawal Benefit.


- If you had elected the conversion option from The Hartford's Lifetime Income Builder Selects to The Hartford's Lifetime Income Builder Portfolios, or vice versa, and subsequently rescinded that election, your Payment Base will be set to the lower of the Payment Base or the Contract Value on the date of the rescission and therefore your old Payment Base will not be restored. The Death Benefit will also be set to the lower of the Death Benefit and the Contract Value on the date of the rescission.



- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of this rider.



- While there is no minimum age for electing either rider, withdrawals taken prior to the Lifetime Income Eligibility Date will reduce, or can even eliminate guaranteed Lifetime Benefit Payments. PAYMENTS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE ARE NOT GUARANTEED TO LAST FOR A LIFETIME. Either rider may not be suitable if a Covered Life is under attained age 59 1/2.



- The determination of the Relevant Covered Life is established by the Company and is critical to the determination of many important benefits such as the Withdrawal Percent used to set Lifetime Benefit Payments. Applicants should confirm this determination and be sure they fully appreciate its importance before investing.



- We may terminate either or both riders post-election based on your violation of benefit rules and may otherwise withdraw such rider for new sales at any time. In the event that either rider is terminated by us, your Lifetime Benefit Payments will cease; your

APP D-20

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  Payment Base, including any automatic Payment Base increases will be eliminated and the Guaranteed Minimum Death Benefit will then be equal to the Contract Value, and you will not be allowed to elect any other optional benefit rider.


- Unless otherwise provided, you may select either rider only at the time of sale and once you do so, you may not add any other optional withdrawal benefits during the time you own this Contract. If you elect either rider you will not be eligible to elect optional riders other than MAV or MAV Plus.



- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life and will be subject to then prevailing charges.


- The Joint/Spousal Option provides that if you and your Spouse are no longer married for any reason other than death, the removal and replacement of your Spouse will constitute a Covered Life change. This can result in the resetting of all benefits under this rider.

- Certain Covered Life changes may result in a reduction, recalculation or forfeiture of benefits.

- Annuity pay-out options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.


- The fee for either rider may increase any time after 12 months from either rider's effective date if and when automatic Payment Base increases take place. There are no assurances as to the fee we will be charging at the time of each Payment Base increase. This is subject to the maximum fee disclosed in the Synopsis. This fee can change at any time.


- Because these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use.


- The purchase of an optional withdrawal benefit feature may not be appropriate for contracts owned by certain types of non-natural entities, including Charitable Trusts. Because many non-natural entities are required to make certain periodic distributions and those amounts may be different than the withdrawal amounts permitted by the optional withdrawal benefit feature, you may wish to consult with your tax advisor to help determine the appropriateness of this benefit.

                                                                     APP E-1

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APPENDIX E -- INFORMATION REGARDING CONTRACT SERIES NO LONGER SOLD

OVERVIEW

The following information amends and supplements the Prospectus only with respect to those Series no longer sold.

SYNOPSIS

The following table describes some of the fees and expenses that you will pay periodically and on a daily basis (except as noted) during the time that you own the Contract, not including fees and expenses of the underlying Funds. Please refer to the Synopsis (Section 2) for more information regarding all other applicable fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES (AS
A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)    ACCESS       CORE        EDGE      OUTLOOK       PLUS
------------------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                 1.50%       1.20%       0.80%       1.50%       1.50%
  Administrative Charge                             0.15%       0.15%       0.15%       0.20%       0.15%
  Total Separate Account Annual Expenses            1.65%       1.35%       0.95%       1.70%       1.65%

This Example is intended to help you compare the cost of investing in this variable annuity with the cost of investing in other variable annuities.

Let's say, hypothetically, that your annual investment return is 5% and that your fees and expenses today were as high as possible.

The example illustrates the effect of fees and expenses that you could incur (other than taxes). Your actual fees and expenses may vary. For every $10,000 invested, here's how much you would pay under each of the three scenarios posed:

(1) If you Surrender your variable annuity at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                 $1,221   $2,321   $3,225        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                              $1,257   $2,232   $2,924        $5,732
Plus                                 $1,346   $2,496   $3,538        $5,694

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                            $484        $1,649   $2,796        $5,589
Core                              $453        $1,561   $2,659        $5,356
Edge                              $939        $1,925   $2,908        $5,347
Outlook                           $489        $1,663   $2,819        $5,627
Plus                              $484        $1,649   $2,796        $5,589

(3)  If you do not Surrender your variable annuity:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Access                                 $589   $1,754   $2,901        $5,694
Core                                   $558   $1,666   $2,764        $5,461
Edge                                 $1,044   $2,030   $3,013        $5,452
Outlook                                $594   $1,768   $2,924        $5,732
Plus                                   $589   $1,754   $2,901        $5,694

STANDARD DEATH BENEFITS

These versions of the Contract include a standard Death Benefit that is based on the age of the Owner(s) and Annuitant. Standard Death Benefits are at no additional cost.

APP E-2

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If all Owner(s) and Annuitant are less than age 76 on the Contract issuance date, you can choose either the Premium Protection or the Asset Protection Death Benefit. If you do not choose a death benefit, we will automatically issue the Asset Protection Death Benefit. If any Owner(s) or Annuitant is more than age 76 on the Contract issuance date, we will automatically issue the Asset Protection Death Benefit.

THE PREMIUM PROTECTION DEATH BENEFIT

If applicable, your Death Benefit is the highest of:

-   Contract Value; or

-   Total Premium Payments adjusted for partial Surrenders.

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will no longer apply as of the date of transfer and the death benefit will be a return of your Contract Value. As used above, "Contract Value" refers to your Contract Value on the date we receive due proof of death.

The following are examples of how Premium Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in the fourth year immediately before your Surrender was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

The adjustment to your total Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. The partial Surrender of $8,000 is less than 10% of Premium Payments. Your adjusted total Premium Payments is $92,000.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

The adjustments to your Premium Payments for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000. Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = ..64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

THE ASSET PROTECTION DEATH BENEFIT

If applicable, except as noted below, your Death Benefit is the highest of A, B or C, below:

    A.  Contract Value; or

    B. Contract Value plus 25% of total Premium Payments adjusted for partial Surrenders (excluding Premium Payments we receive within 12 months of death); or

    C.  Contract Value plus 25% of Maximum Anniversary Value.

                                                                     APP E-3

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The Asset Protection Death Benefit cannot exceed the highest of:

-   Contract Value;

-   Total Premium Payments adjusted for partial Surrenders; or

-   Maximum Anniversary Value.

All references to "Contract Value" refer to such value on the date we receive due proof of death.

The following are examples of how Asset Protection Death Benefit works:

EXAMPLE 1

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $11,403.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$117,403 + 25% ($117,403 - $8,000) = $144,754], but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$117,403],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$100,000 - $8,000 = $92,000]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit would be your Contract Value or $117,403.

EXAMPLE 2

Assume that:

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (see below)],

- The Contract Value of your Contract, plus 25% of Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$120,000 + 25% ($83,571) = $140,893 (see below)].

APP E-4

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The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857 (see below)]; or

       - Your Maximum Anniversary Value adjusted for any partial Surrenders [$83,571 (see below)].

The adjustments to your Premium Payments and/or Maximum Anniversary Value for partial Surrenders is on a dollar-for-dollar basis up to 10% of total Premium Payments. 10% of the total Premium Payments is $10,000.

Total Premium Payments adjusted for dollar-for-dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar-for-dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar-for-dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

       - The Contract Value of your Contract on the date we calculate the Death Benefit [$120,000],

       - Total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for partial Surrenders [$57,857]; or

       - Your Maximum Anniversary Value minus an adjustment for any partial Surrenders [$83,571].

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To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series V of Hartford Select Leaders variable annuity to me at the following address:

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                              Name
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                            Address
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     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT SEVEN

                          SERIES V OF HARTFORD LEADERS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company, Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
ACCUMULATION UNIT VALUES                                                       4
FINANCIAL STATEMENTS                                  [To be filed by Amendment]

2

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

[To be filed by Amendment]

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2006: $122,003,581; 2005: $38,481,029; and 2004: $1,248,672.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the later of the date of the inception of the Sub-Account or Separate Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the Total Annual Fund Operating Expenses, any Sales Charge, Separate Account Annual Expenses without any optional charge deductions and the Annual Maintenance Fee.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the later of the date of inception of the underlying fund or Separate Account for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return includes the impact of a minimum 1% sales charge, if applicable, and the Annual Maintenance Fee is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

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YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

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ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

[To be filed by Amendment]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

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We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life Insurance Company Separate Account Seven as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

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                                  AIM V.I.            AIM V.I.
                                    BASIC              CAPITAL                  AIM V.I.
                                 VALUE FUND       APPRECIATION FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                  --                        --
   Class IB                                --                  --                        --
   Other class                      6,439,843           1,351,979                 4,063,357
                                =============       =============            ==============
  Cost:
   Class IA                                --                  --                        --
   Class IB                                --                  --                        --
   Other class                    $63,260,756         $30,969,492              $102,023,026
                                =============       =============            ==============
  Market Value:
   Class IA                                --                  --                        --
   Class IB                                --                  --                        --
   Other class                    $81,979,203         $39,710,011              $118,285,636
 Due from Hartford Life
  Insurance Company                        --                  --                        --
 Receivable from fund shares
  sold                                 60,150               6,400                    10,212
 Other assets                              --                  --                        --
                                -------------       -------------            --------------
 Total Assets                      82,039,353          39,716,411               118,295,848
                                -------------       -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    60,150               6,400                    10,212
 Payable for fund shares
  purchased                                --                  --                        --
 Other liabilities                          4                  69                       898
                                -------------       -------------            --------------
 Total Liabilities                     60,154               6,469                    11,110
                                -------------       -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $81,979,199         $39,709,942              $118,284,738
                                =============       =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                       AIM V.I.                 AIM V.I.           AIM V.I.        AIM V.I.
                                      GOVERNMENT                  HIGH           INTERNATIONAL   MID CAP CORE
                                   SECURITIES FUND             YIELD FUND         GROWTH FUND    EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                  --              --
   Class IB                                     --                      --                  --              --
   Other class                          26,179,444                 228,162           2,258,684       8,155,501
                                    ==============            ============       =============  ==============
  Cost:
   Class IA                                     --                      --                  --              --
   Class IB                                     --                      --                  --              --
   Other class                        $317,449,923              $1,306,916         $60,004,724     $96,340,115
                                    ==============            ============       =============  ==============
  Market Value:
   Class IA                                     --                      --                  --              --
   Class IB                                     --                      --                  --              --
   Other class                        $315,462,295              $1,309,653         $75,959,532    $118,825,650
 Due from Hartford Life
  Insurance Company                        482,138                   1,203             293,908         145,978
 Receivable from fund shares
  sold                                          --                      --                  --              --
 Other assets                                   --                      --                  --              --
                                    --------------            ------------       -------------  --------------
 Total Assets                          315,944,433               1,310,856          76,253,440     118,971,628
                                    --------------            ------------       -------------  --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                      --                  --              --
 Payable for fund shares
  purchased                                482,138                   1,203             293,908         145,978
 Other liabilities                               7                      --                   3              12
                                    --------------            ------------       -------------  --------------
 Total Liabilities                         482,145                   1,203             293,911         145,990
                                    --------------            ------------       -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $315,462,288              $1,309,653         $75,959,529    $118,825,638
                                    ==============            ============       =============  ==============

                                 AIM V.I.       AIM V.I.            AIM V.I.
                                 SMALL CAP      LARGE CAP           CAPITAL
                                EQUITY FUND    GROWTH FUND      DEVELOPMENT FUND
                                SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --             --                --
   Class IB                               --             --                --
   Other class                     2,129,529      1,539,247            10,035
                               =============  =============        ==========
  Cost:
   Class IA                               --             --                --
   Class IB                               --             --                --
   Other class                   $30,323,237    $19,356,054          $196,928
                               =============  =============        ==========
  Market Value:
   Class IA                               --             --                --
   Class IB                               --             --                --
   Other class                   $33,071,587    $24,397,254          $189,153
 Due from Hartford Life
  Insurance Company                  283,661             --             5,261
 Receivable from fund shares
  sold                                    --          3,387                --
 Other assets                             --             --                --
                               -------------  -------------        ----------
 Total Assets                     33,355,248     24,400,641           194,414
                               -------------  -------------        ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --          3,387                --
 Payable for fund shares
  purchased                          283,661             --             5,261
 Other liabilities                        --             --                --
                               -------------  -------------        ----------
 Total Liabilities                   283,661          3,387             5,261
                               -------------  -------------        ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $33,071,587    $24,397,254          $189,153
                               =============  =============        ==========

(a)  From inception November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

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                                                              AMERICAN FUNDS            AMERICAN FUNDS
                                    AMERICAN FUNDS          GLOBAL GROWTH AND               ASSET
                                   GLOBAL BOND FUND            INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                        --
   Class IB                                     --                        --                        --
   Other class                           2,854,336                11,447,863                27,285,060
                                     =============            ==============            ==============
  Cost:
   Class IA                                     --                        --                        --
   Class IB                                     --                        --                        --
   Other class                         $30,297,719              $127,874,059              $406,480,544
                                     =============            ==============            ==============
  Market Value:
   Class IA                                     --                        --                        --
   Class IB                                     --                        --                        --
   Other class                         $30,855,370              $134,512,390              $501,772,241
 Due from Hartford Life
  Insurance Company                        289,259                   661,163                    74,834
 Receivable from fund shares
  sold                                          --                        --                        --
 Other assets                                   --                        --                        --
                                     -------------            --------------            --------------
 Total Assets                           31,144,629               135,173,553               501,847,075
                                     -------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --                        --
 Payable for fund shares
  purchased                                289,259                   661,163                    74,834
 Other liabilities                              --                        --                         1
                                     -------------            --------------            --------------
 Total Liabilities                         289,259                   661,163                    74,835
                                     -------------            --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $30,855,370              $134,512,390              $501,772,240
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                                               AMERICAN
                                   BLUE CHIP INCOME           AMERICAN FUNDS            AMERICAN FUNDS            FUNDS
                                   AND GROWTH FUND              BOND FUND             GLOBAL GROWTH FUND       GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                        --                        --                     --
   Class IB                                     --                        --                        --                     --
   Other class                          20,403,568                33,146,535                 6,360,051             19,401,944
                                    ==============            ==============            ==============       ================
  Cost:
   Class IA                                     --                        --                        --                     --
   Class IB                                     --                        --                        --                     --
   Other class                        $185,639,087              $364,253,201              $114,953,640         $1,014,965,566
                                    ==============            ==============            ==============       ================
  Market Value:
   Class IA                                     --                        --                        --                     --
   Class IB                                     --                        --                        --                     --
   Other class                        $233,620,850              $365,606,276              $159,001,258         $1,294,497,677
 Due from Hartford Life
  Insurance Company                         53,586                    49,994                    24,821                638,740
 Receivable from fund shares
  sold                                          --                        --                        --                     --
 Other assets                                   26                        --                        --                      3
                                    --------------            --------------            --------------       ----------------
 Total Assets                          233,674,462               365,656,270               159,026,079          1,295,136,420
                                    --------------            --------------            --------------       ----------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --                        --                     --
 Payable for fund shares
  purchased                                 53,586                    49,994                    24,821                638,740
 Other liabilities                              --                         1                         1                     --
                                    --------------            --------------            --------------       ----------------
 Total Liabilities                          53,586                    49,995                    24,822                638,740
                                    --------------            --------------            --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $233,620,876              $365,606,275              $159,001,257         $1,294,497,680
                                    ==============            ==============            ==============       ================


                                     AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                   GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       --                        --                        --
   Class IB                                       --                        --                        --
   Other class                            27,851,638                15,466,866                 5,486,324
                                    ================            ==============            ==============
  Cost:
   Class IA                                       --                        --                        --
   Class IB                                       --                        --                        --
   Other class                          $974,495,645              $267,424,629               $92,891,008
                                    ================            ==============            ==============
  Market Value:
   Class IA                                       --                        --                        --
   Class IB                                       --                        --                        --
   Other class                        $1,177,010,225              $382,340,935              $140,998,528
 Due from Hartford Life
  Insurance Company                          695,849                   883,528                    97,048
 Receivable from fund shares
  sold                                            --                        --                        --
 Other assets                                     --                        --                        --
                                    ----------------            --------------            --------------
 Total Assets                          1,177,706,074               383,224,463               141,095,576
                                    ----------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                               --                        --                        --
 Payable for fund shares
  purchased                                  694,906                   883,528                    97,048
 Other liabilities                                 1                         1                        --
                                    ----------------            --------------            --------------
 Total Liabilities                           694,907                   883,529                    97,048
                                    ----------------            --------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,177,011,167              $382,340,934              $140,998,528
                                    ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              COLUMBIA                COLUMBIA
                                      GLOBAL SMALL           ASSET ALLOCATION          SMALL COMPANY
                                  CAPITALIZATION FUND            FUND VS              GROWTH FUND VS
                                      SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                      --                       --
   Class IB                                      --                      --                       --
   Other class                            5,656,918                 512,994                1,362,504
                                     ==============            ============            =============
  Cost:
   Class IA                                      --                      --                       --
   Class IB                                      --                      --                       --
   Other class                         $102,557,531              $8,300,550              $18,298,492
                                     ==============            ============            =============
  Market Value:
   Class IA                                      --                      --                       --
   Class IB                                      --                      --                       --
   Other class                         $152,453,939              $7,823,188              $19,756,058
 Due from Hartford Life
  Insurance Company                         282,351                      --                       --
 Receivable from fund shares
  sold                                           --                  15,486                   28,927
 Other assets                                    --                      --                       --
                                     --------------            ------------            -------------
 Total Assets                           152,736,290               7,838,674               19,784,985
                                     --------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                  15,486                   28,927
 Payable for fund shares
  purchased                                 282,351                      --                       --
 Other liabilities                               --                      53                    3,928
                                     --------------            ------------            -------------
 Total Liabilities                          282,351                  15,539                   32,855
                                     --------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $152,453,939              $7,823,135              $19,752,130
                                     ==============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA                                                             EVERGREEN VA
                                      LARGE CAP             EVERGREEN VA           EVERGREEN VA           INTERNATIONAL
                                    VALUE FUND VS          BALANCED FUND           GROWTH FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                    --                      --                      --
   Class IB                                    --                    --                      --                      --
   Other class                          1,782,012                47,352                 171,707                 136,435
                                    =============            ==========            ============            ============
  Cost:
   Class IA                                    --                    --                      --                      --
   Class IB                                    --                    --                      --                      --
   Other class                        $32,829,526              $717,837              $2,578,477              $2,188,188
                                    =============            ==========            ============            ============
  Market Value:
   Class IA                                    --                    --                      --                      --
   Class IB                                    --                    --                      --                      --
   Other class                        $33,056,702              $733,475              $2,407,327              $2,297,560
 Due from Hartford Life
  Insurance Company                            --                    --                      --                   1,150
 Receivable from fund shares
  sold                                    116,243                    36                       1                      --
 Other assets                                  --                    --                      --                      --
                                    -------------            ----------            ------------            ------------
 Total Assets                          33,172,945               733,511               2,407,328               2,298,710
                                    -------------            ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       116,243                    36                       1                      --
 Payable for fund shares
  purchased                                    --                    --                      --                   1,150
 Other liabilities                            113                    --                      --                      --
                                    -------------            ----------            ------------            ------------
 Total Liabilities                        116,356                    36                       1                   1,150
                                    -------------            ----------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $33,056,589              $733,475              $2,407,327              $2,297,560
                                    =============            ==========            ============            ============

                                                     EVERGREEN VA       EVERGREEN VA
                                   EVERGREEN VA         SPECIAL         FUNDAMENTAL
                                    OMEGA FUND        VALUES FUND      LARGE CAP FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                  --               --
   Class IB                                 --                  --               --
   Other class                          12,849           1,373,816           51,051
                                    ==========       =============       ==========
  Cost:
   Class IA                                 --                  --               --
   Class IB                                 --                  --               --
   Other class                        $223,575         $22,993,804         $963,377
                                    ==========       =============       ==========
  Market Value:
   Class IA                                 --                  --               --
   Class IB                                 --                  --               --
   Other class                        $254,676         $18,670,161         $986,814
 Due from Hartford Life
  Insurance Company                         --              10,645               --
 Receivable from fund shares
  sold                                      11                  --              105
 Other assets                               --                  --               --
                                    ----------       -------------       ----------
 Total Assets                          254,687          18,680,806          986,919
                                    ----------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         11                  --              105
 Payable for fund shares
  purchased                                 --              10,645               --
 Other liabilities                          --                  --               --
                                    ----------       -------------       ----------
 Total Liabilities                          11              10,645              105
                                    ----------       -------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $254,676         $18,670,161         $986,814
                                    ==========       =============       ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        FRANKLIN              FRANKLIN             FRANKLIN
                                    RISING DIVIDENDS           INCOME          LARGE CAP GROWTH
                                    SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                      --                     --                  --
   Class IB                                      --                     --                  --
   Other class                           20,910,802             76,306,804           5,034,942
                                     ==============       ================       =============
  Cost:
   Class IA                                      --                     --                  --
   Class IB                                      --                     --                  --
   Other class                         $380,546,937         $1,186,125,842         $73,282,581
                                     ==============       ================       =============
  Market Value:
   Class IA                                      --                     --                  --
   Class IB                                      --                     --                  --
   Other class                         $402,951,147         $1,320,870,766         $86,852,753
 Due from Hartford Life
  Insurance Company                         346,707              1,011,580              17,042
 Receivable from fund shares
  sold                                           --                     --                  --
 Other assets                                     1                     --                  --
                                     --------------       ----------------       -------------
 Total Assets                           403,297,855          1,321,882,346          86,869,795
                                     --------------       ----------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                              --                     --                  --
 Payable for fund shares
  purchased                                 346,707              1,011,580              17,042
 Other liabilities                               --                      4                  --
                                     --------------       ----------------       -------------
 Total Liabilities                          346,707              1,011,584              17,042
                                     --------------       ----------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $402,951,148         $1,320,870,762         $86,852,753
                                     ==============       ================       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                      FRANKLIN              SMALL-MID CAP              FRANKLIN                FRANKLIN
                                 GLOBAL REAL ESTATE             GROWTH             SMALL CAP VALUE         STRATEGIC INCOME
                                  SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                  SUB-ACCOUNT (B)            SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                        --                    --                        --
   Class IB                                   --                        --                    --                        --
   Other class                           184,925                 5,622,752                 8,748                17,662,278
                                    ============            ==============            ==========            ==============
  Cost:
   Class IA                                   --                        --                    --                        --
   Class IB                                   --                        --                    --                        --
   Other class                        $3,209,995              $103,539,044              $151,818              $213,713,320
                                    ============            ==============            ==========            ==============
  Market Value:
   Class IA                                   --                        --                    --                        --
   Class IB                                   --                        --                    --                        --
   Other class                        $4,617,593              $128,817,256              $149,590              $225,723,909
 Due from Hartford Life
  Insurance Company                           --                   222,276                    --                        --
 Receivable from fund shares
  sold                                       709                        --                    21                     6,713
 Other assets                                 --                        --                    --                        --
                                    ------------            --------------            ----------            --------------
 Total Assets                          4,618,302               129,039,532               149,611               225,730,622
                                    ------------            --------------            ----------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          709                        --                    21                     6,712
 Payable for fund shares
  purchased                                   --                   222,276                    --                        --
 Other liabilities                            --                         1                    --                         2
                                    ------------            --------------            ----------            --------------
 Total Liabilities                           709                   222,277                    21                     6,714
                                    ------------            --------------            ----------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,617,593              $128,817,255              $149,590              $225,723,908
                                    ============            ==============            ==========            ==============


                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                          40,826,729                5,974,960                14,507,687
                                    ==============            =============            ==============
  Cost:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                        $683,586,839              $62,864,087              $207,077,466
                                    ==============            =============            ==============
  Market Value:
   Class IA                                     --                       --                        --
   Class IB                                     --                       --                        --
   Other class                        $824,291,651              $96,615,100              $293,780,666
 Due from Hartford Life
  Insurance Company                        598,133                  141,335                   267,917
 Receivable from fund shares
  sold                                          --                       --                        --
 Other assets                                    1                       --                        --
                                    --------------            -------------            --------------
 Total Assets                          824,889,785               96,756,435               294,048,583
                                    --------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                       --                        --
 Payable for fund shares
  purchased                                598,133                  141,335                   267,917
 Other liabilities                              --                        1                         4
                                    --------------            -------------            --------------
 Total Liabilities                         598,133                  141,336                   267,921
                                    --------------            -------------            --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $824,291,652              $96,615,099              $293,780,662
                                    ==============            =============            ==============

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                GROWTH               MUTUAL DISCOVERY
                                   ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                        --                        --
   Class IB                                    --                        --                        --
   Other class                            242,004                39,919,989                 8,150,680
                                     ============            ==============            ==============
  Cost:
   Class IA                                    --                        --                        --
   Class IB                                    --                        --                        --
   Other class                         $4,282,058              $525,167,728              $154,995,019
                                     ============            ==============            ==============
  Market Value:
   Class IA                                    --                        --                        --
   Class IB                                    --                        --                        --
   Other class                         $3,513,906              $616,364,623              $193,089,612
 Due from Hartford Life
  Insurance Company                            --                   333,509                   352,383
 Receivable from fund shares
  sold                                        453                        --                        --
 Other assets                                  --                        --                         1
                                     ------------            --------------            --------------
 Total Assets                           3,514,359               616,698,132               193,441,996
                                     ------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           453                        --                        --
 Payable for fund shares
  purchased                                    --                   333,509                   352,383
 Other liabilities                             --                         3                        --
                                     ------------            --------------            --------------
 Total Liabilities                            453                   333,512                   352,383
                                     ------------            --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $3,513,906              $616,364,620              $193,089,613
                                     ============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FRANKLIN                 FRANKLIN           HARTFORD            HARTFORD
                                FLEX CAP GROWTH         LARGE CAP VALUE        ADVISERS        TOTAL RETURN BOND
                                SECURITIES FUND         SECURITIES FUND        HLS FUND            HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                  --                  --
   Class IB                                 --                      --           1,481,463           7,347,852
   Other class                       1,812,289                 772,623                  --                  --
                                 =============            ============       =============       =============
  Cost:
   Class IA                                 --                      --                  --                  --
   Class IB                                 --                      --         $33,712,320         $86,196,936
   Other class                     $20,026,800              $8,583,789                  --                  --
                                 =============            ============       =============       =============
  Market Value:
   Class IA                                 --                      --                  --                  --
   Class IB                                 --                      --         $31,379,395         $81,507,124
   Other class                     $23,052,317              $8,985,602                  --                  --
 Due from Hartford Life
  Insurance Company                         --                     437                  --                  --
 Receivable from fund
  shares sold                               17                      --             145,395              97,255
 Other assets                               --                      --                  --                  --
                                 -------------            ------------       -------------       -------------
 Total Assets                       23,052,334               8,986,039          31,524,790          81,604,379
                                 -------------            ------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         17                      --             145,395              97,255
 Payable for fund shares
  purchased                                 --                     437                  --                  --
 Other liabilities                          --                      --                  --                   6
                                 -------------            ------------       -------------       -------------
 Total Liabilities                          17                     437             145,395              97,261
                                 -------------            ------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $23,052,317              $8,985,602         $31,379,395         $81,507,118
                                 =============            ============       =============       =============

                                   HARTFORD                 HARTFORD                 HARTFORD
                             CAPITAL APPRECIATION      DIVIDEND AND GROWTH      FUNDAMENTAL GROWTH
                                   HLS FUND                 HLS FUND                 HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (C)
--------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                       --                    --
   Class IB                          1,449,366                2,493,659                   779
   Other class                              --                       --                    --
                                 =============            =============               =======
  Cost:
   Class IA                                 --                       --                    --
   Class IB                        $64,976,359              $45,387,068                $7,512
   Other class                              --                       --                    --
                                 =============            =============               =======
  Market Value:
   Class IA                                 --                       --                    --
   Class IB                        $75,384,257              $55,551,762                $8,602
   Other class                              --                       --                    --
 Due from Hartford Life
  Insurance Company                         --                       --                    --
 Receivable from fund
  shares sold                          360,754                   84,698                     1
 Other assets                               --                       --                    --
                                 -------------            -------------               -------
 Total Assets                       75,745,011               55,636,460                 8,603
                                 -------------            -------------               -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    360,754                   84,698                     1
 Payable for fund shares
  purchased                                 --                       --                    --
 Other liabilities                          11                        1                    --
                                 -------------            -------------               -------
 Total Liabilities                     360,765                   84,699                     1
                                 -------------            -------------               -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $75,384,246              $55,551,761                $8,602
                                 =============            =============               =======

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                      HARTFORD                HARTFORD            GLOBAL FINANCIAL
                                  GLOBAL ADVISERS       GLOBAL COMMUNICATIONS         SERVICES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                     --                       --
   Class IB                              21,109                    799                    6,071
   Other class                               --                     --                       --
                                     ==========                =======                =========
  Cost:
   Class IA                                  --                     --                       --
   Class IB                            $286,916                 $5,834                  $59,859
   Other class                               --                     --                       --
                                     ==========                =======                =========
  Market Value:
   Class IA                                  --                     --                       --
   Class IB                            $286,149                 $7,740                  $58,464
   Other class                               --                     --                       --
 Due from Hartford Life
  Insurance Company                          --                     --                       --
 Receivable from fund shares
  sold                                       34                      1                        7
 Other assets                                --                     --                       --
                                     ----------                -------                ---------
 Total Assets                           286,183                  7,741                   58,471
                                     ----------                -------                ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          34                      1                        7
 Payable for fund shares
  purchased                                  --                     --                       --
 Other liabilities                           --                     --                       --
                                     ----------                -------                ---------
 Total Liabilities                           34                      1                        7
                                     ----------                -------                ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $286,149                 $7,740                  $58,464
                                     ==========                =======                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD                HARTFORD               HARTFORD
                                  GLOBAL HEALTH          GLOBAL GROWTH         GLOBAL TECHNOLOGY      DISCIPLINED EQUITY
                                     HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT (D)           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                      --                     --                     --
   Class IB                             47,650                  91,493                 59,346                 56,117
   Other class                              --                      --                     --                     --
                                    ==========            ============             ==========             ==========
  Cost:
   Class IA                                 --                      --                     --                     --
   Class IB                           $644,253              $1,826,577               $594,975               $778,107
   Other class                              --                      --                     --                     --
                                    ==========            ============             ==========             ==========
  Market Value:
   Class IA                                 --                      --                     --                     --
   Class IB                           $719,870              $2,037,101               $402,591               $839,952
   Other class                              --                      --                     --                     --
 Due from Hartford Life
  Insurance Company                         --                      --                     --                     --
 Receivable from fund shares
  sold                                      84                     169                     39                    105
 Other assets                               --                      --                     --                     --
                                    ----------            ------------             ----------             ----------
 Total Assets                          719,954               2,037,270                402,630                840,057
                                    ----------            ------------             ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         84                     169                     39                    105
 Payable for fund shares
  purchased                                 --                      --                     --                     --
 Other liabilities                          --                      --                     --                     --
                                    ----------            ------------             ----------             ----------
 Total Liabilities                          84                     169                     39                    105
                                    ----------            ------------             ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $719,870              $2,037,101               $402,591               $839,952
                                    ==========            ============             ==========             ==========

                                    HARTFORD                HARTFORD                HARTFORD
                                     GROWTH           GROWTH OPPORTUNITIES         HIGH YIELD
                                    HLS FUND                HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --
   Class IB                             6,146                   6,774                  47,683
   Other class                             --                      --                      --
                                    =========              ==========              ==========
  Cost:
   Class IA                                --                      --                      --
   Class IB                           $72,703                $206,362                $430,707
   Other class                             --                      --                      --
                                    =========              ==========              ==========
  Market Value:
   Class IA                                --                      --                      --
   Class IB                           $81,031                $219,476                $418,896
   Other class                             --                      --                      --
 Due from Hartford Life
  Insurance Company                        --                      --                      --
 Receivable from fund shares
  sold                                      9                      27                      50
 Other assets                              --                      --                      --
                                    ---------              ----------              ----------
 Total Assets                          81,040                 219,503                 418,946
                                    ---------              ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         9                      27                      50
 Payable for fund shares
  purchased                                --                      --                      --
 Other liabilities                         --                      --                      --
                                    ---------              ----------              ----------
 Total Liabilities                          9                      27                      50
                                    ---------              ----------              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $81,031                $219,476                $418,896
                                    =========              ==========              ==========

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                       HARTFORD                 HARTFORD             INTERNATIONAL
                                        INDEX             INTERNATIONAL GROWTH       SMALL COMPANY
                                       HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (E)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                30,084                  28,371                  14,400
   Other class                                 --                      --                      --
                                     ============              ==========              ==========
  Cost:
   Class IA                                    --                      --                      --
   Class IB                            $1,205,072                $346,539                $215,166
   Other class                                 --                      --                      --
                                     ============              ==========              ==========
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                              $944,583                $407,542                $215,034
   Other class                                 --                      --                      --
 Due from Hartford Life
  Insurance Company                            --                      --                      --
 Receivable from fund shares
  sold                                        111                      49                      25
 Other assets                                  --                      --                      --
                                     ------------              ----------              ----------
 Total Assets                             944,694                 407,591                 215,059
                                     ------------              ----------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           111                      49                      25
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                             --                      --                      --
                                     ------------              ----------              ----------
 Total Liabilities                            111                      49                      25
                                     ------------              ----------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $944,583                $407,542                $215,034
                                     ============              ==========              ==========

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               INTERNATIONAL         HARTFORD               HARTFORD           HARTFORD
                               OPPORTUNITIES          MIDCAP              MIDCAP VALUE       MONEY MARKET
                                 HLS FUND            HLS FUND               HLS FUND           HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                 --                    --          247,350,932
   Class IB                          678,873            138,452                31,697           24,115,298
   Other class                            --                 --                    --                   --
                               =============       ============            ==========       ==============
  Cost:
   Class IA                               --                 --                    --         $247,350,932
   Class IB                       $7,930,064         $3,264,951              $303,216           24,115,298
   Other class                            --                 --                    --                   --
                               =============       ============            ==========       ==============
  Market Value:
   Class IA                               --                 --                    --         $247,350,932
   Class IB                      $10,712,256         $3,610,718              $389,766           24,115,298
   Other class                            --                 --                    --                    1
 Due from Hartford Life
  Insurance Company                       --                 --                    --                   --
 Receivable from fund shares
  sold                                38,454                391                    47            2,278,540
 Other assets                             --                 --                    --                  226
                               -------------       ------------            ----------       --------------
 Total Assets                     10,750,710          3,611,109               389,813          273,744,997
                               -------------       ------------            ----------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   38,454                391                    47            2,278,540
 Payable for fund shares
  purchased                               --                 --                    --                   --
 Other liabilities                        --                 --                    --                   --
                               -------------       ------------            ----------       --------------
 Total Liabilities                    38,454                391                    47            2,278,540
                               -------------       ------------            ----------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $10,712,256         $3,610,718              $389,766         $271,466,457
                               =============       ============            ==========       ==============


                                           HARTFORD                HARTFORD               HARTFORD
                                     MORTGAGE SECURITIES        SMALL COMPANY         SMALLCAP GROWTH
                                           HLS FUND                HLS FUND               HLS FUND
                                         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                       --                       --                    --
   Class IB                                   55,959                  471,226                 8,123
   Other class                                    --                       --                    --
                                          ==========             ============            ==========
  Cost:
   Class IA                                       --                       --                    --
   Class IB                                 $625,200               $6,942,437              $152,930
   Other class                                    --                       --                    --
                                          ==========             ============            ==========
  Market Value:
   Class IA                                       --                       --                    --
   Class IB                                 $587,578               $8,578,218              $151,586
   Other class                                    --                       --                    --
 Due from Hartford Life
  Insurance Company                               --                       --                    --
 Receivable from fund shares
  sold                                            77                    4,950                    19
 Other assets                                     --                        1                    --
                                          ----------             ------------            ----------
 Total Assets                                587,655                8,583,169               151,605
                                          ----------             ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                               77                    4,950                    19
 Payable for fund shares
  purchased                                       --                       --                    --
 Other liabilities                                --                       --                    --
                                          ----------             ------------            ----------
 Total Liabilities                                77                    4,950                    19
                                          ----------             ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                      $587,578               $8,578,219              $151,586
                                          ==========             ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     HARTFORD
                                  HARTFORD       U.S. GOVERNMENT           HARTFORD
                                    STOCK           SECURITIES              VALUE
                                  HLS FUND           HLS FUND              HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --               --                    --
   Class IB                           556,069           55,724                12,863
   Other class                             --               --                    --
                                =============       ==========            ==========
  Cost:
   Class IA                                --               --                    --
   Class IB                       $26,328,329         $598,869              $136,472
   Other class                             --               --                    --
                                =============       ==========            ==========
  Market Value:
   Class IA                                --               --                    --
   Class IB                       $26,134,601         $618,308              $164,744
   Other class                             --               --                    --
 Due from Hartford Life
  Insurance Company                        --               --                     4
 Receivable from fund shares
  sold                                 29,892               73                    --
 Other assets                               1               --                    --
                                -------------       ----------            ----------
 Total Assets                      26,164,494          618,381               164,748
                                -------------       ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    29,892               73                    --
 Payable for fund shares
  purchased                                --               --                     4
 Other liabilities                         --               --                    --
                                -------------       ----------            ----------
 Total Liabilities                     29,892               73                     4
                                -------------       ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $26,134,602         $618,308              $164,744
                                =============       ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD              HARTFORD            HUNTINGTON VA           HUNTINGTON VA
                             VALUE OPPORTUNITIES       EQUITY INCOME             INCOME                 DIVIDEND
                                   HLS FUND              HLS FUND             EQUITY FUND             CAPTURE FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --                    --                      --                      --
   Class IB                           15,979                 4,011                      --                      --
   Other class                            --                    --                 201,405                 712,869
                                  ==========             =========            ============            ============
  Cost:
   Class IA                               --                    --                      --                      --
   Class IB                         $283,350               $55,130                      --                      --
   Other class                            --                    --              $2,322,264              $9,029,163
                                  ==========             =========            ============            ============
  Market Value:
   Class IA                               --                    --                      --                      --
   Class IB                         $245,203               $57,356                      --                      --
   Other class                            --                    --              $2,439,014              $8,390,470
 Due from Hartford Life
  Insurance Company                       --                    --                     593                   2,446
 Receivable from fund
  shares sold                             30                     8                      --                      --
 Other assets                             --                    --                      --                      --
                                  ----------             ---------            ------------            ------------
 Total Assets                        245,233                57,364               2,439,607               8,392,916
                                  ----------             ---------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       30                     8                      --                      --
 Payable for fund shares
  purchased                               --                    --                     593                   2,446
 Other liabilities                        --                    --                      --                      --
                                  ----------             ---------            ------------            ------------
 Total Liabilities                        30                     8                     593                   2,446
                                  ----------             ---------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities              $245,203               $57,356              $2,439,014              $8,390,470
                                  ==========             =========            ============            ============

                                                        HUNTINGTON VA
                                HUNTINGTON VA              MID CORP             HUNTINGTON VA
                                 GROWTH FUND             AMERICA FUND          NEW ECONOMY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                        192,164                 285,591                 262,651
                                 ============            ============            ============
  Cost:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                     $1,795,776              $4,615,661              $4,358,045
                                 ============            ============            ============
  Market Value:
   Class IA                                --                      --                      --
   Class IB                                --                      --                      --
   Other class                     $2,086,896              $5,314,843              $5,108,552
 Due from Hartford Life
  Insurance Company                       248                   3,211                      --
 Receivable from fund
  shares sold                              --                      --                     179
 Other assets                              --                      --                      --
                                 ------------            ------------            ------------
 Total Assets                       2,087,144               5,318,054               5,108,731
                                 ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --                     179
 Payable for fund shares
  purchased                               248                   3,211                      --
 Other liabilities                         --                      --                      --
                                 ------------            ------------            ------------
 Total Liabilities                        248                   3,211                     179
                                 ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $2,086,896              $5,314,843              $5,108,552
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       ROTATING             INTERNATIONAL           HUNTINGTON VA
                                     MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                            144,722                 234,988                 133,279
                                     ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $1,844,507              $3,786,249              $1,549,329
                                     ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $2,178,065              $4,199,239              $1,351,444
 Due from Hartford Life
  Insurance Company                           786                  11,668                      --
 Receivable from fund shares
  sold                                         --                      --                     549
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           2,178,851               4,210,907               1,351,993
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --                     549
 Payable for fund shares
  purchased                                   786                  11,668                      --
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                            786                  11,668                     549
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $2,178,065              $4,199,239              $1,351,444
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                           MFS                      MFS
                                      MORTGAGE              HUNTINGTON VA              CORE EQUITY               EMERGING
                                  SECURITIES FUND        SITUS SMALL CAP FUND            SERIES                GROWTH SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (F)            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                        --                       --
   Class IB                                   --                       --                        --                       --
   Other class                           158,033                  379,110                   728,073                  913,077
                                    ============             ============             =============            =============
  Cost:
   Class IA                                   --                       --                        --                       --
   Class IB                                   --                       --                        --                       --
   Other class                        $1,747,321               $5,547,202               $12,024,914              $20,972,907
                                    ============             ============             =============            =============
  Market Value:
   Class IA                                   --                       --                        --                       --
   Class IB                                   --                       --                        --                       --
   Other class                        $1,788,934               $5,743,517               $12,508,296              $22,836,050
 Due from Hartford Life
  Insurance Company                          612                    6,107                        --                   25,349
 Receivable from fund shares
  sold                                        --                       --                     6,366                       --
 Other assets                                 --                       --                        --                       --
                                    ------------             ------------             -------------            -------------
 Total Assets                          1,789,546                5,749,624                12,514,662               22,861,399
                                    ------------             ------------             -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --                     6,366                       --
 Payable for fund shares
  purchased                                  612                    6,107                        --                   25,349
 Other liabilities                            --                       --                        --                       --
                                    ------------             ------------             -------------            -------------
 Total Liabilities                           612                    6,107                     6,366                   25,349
                                    ------------             ------------             -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,788,934               $5,743,517               $12,508,296              $22,836,050
                                    ============             ============             =============            =============

                                    MFS            MFS                 MFS
                               GLOBAL EQUITY   HIGH INCOME      INVESTORS GROWTH
                                  SERIES         SERIES           STOCK SERIES
                                SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                               --             --                  --
   Class IB                               --             --                  --
   Other class                       692,260      8,495,758           2,047,484
                               =============  =============       =============
  Cost:
   Class IA                               --             --                  --
   Class IB                               --             --                  --
   Other class                    $8,037,310    $81,036,072         $20,659,902
                               =============  =============       =============
  Market Value:
   Class IA                               --             --                  --
   Class IB                               --             --                  --
   Other class                   $10,709,258    $80,879,615         $24,201,264
 Due from Hartford Life
  Insurance Company                    3,317         53,390              11,960
 Receivable from fund shares
  sold                                    --             --                  --
 Other assets                             --             --                  --
                               -------------  -------------       -------------
 Total Assets                     10,712,575     80,933,005          24,213,224
                               -------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --             --                  --
 Payable for fund shares
  purchased                            3,317         53,390              11,960
 Other liabilities                        --              1                  --
                               -------------  -------------       -------------
 Total Liabilities                     3,317         53,391              11,960
                               -------------  -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $10,709,258    $80,879,614         $24,201,264
                               =============  =============       =============

(f)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS                  MFS                 MFS
                                  INVESTORS             MID CAP          NEW DISCOVERY
                                 TRUST SERIES        GROWTH SERIES           SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                  --                   --
   Class IB                                 --                  --                   --
   Other class                       7,677,570           5,235,260            6,316,750
                                ==============       =============       ==============
  Cost:
   Class IA                                 --                  --                   --
   Class IB                                 --                  --                   --
   Other class                    $141,594,381         $33,067,504          $94,518,714
                                ==============       =============       ==============
  Market Value:
   Class IA                                 --                  --                   --
   Class IB                                 --                  --                   --
   Other class                    $180,576,440         $40,102,086         $105,047,553
 Due from Hartford Life
  Insurance Company                    121,128                  --                   --
 Receivable from fund shares
  sold                                      --              49,666                9,913
 Other assets                               --                   1                   --
                                --------------       -------------       --------------
 Total Assets                      180,697,568          40,151,753          105,057,466
                                --------------       -------------       --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --              49,666                9,912
 Payable for fund shares
  purchased                            121,128                  --                   --
 Other liabilities                           3                  --                   --
                                --------------       -------------       --------------
 Total Liabilities                     121,131              49,666                9,912
                                --------------       -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $180,576,437         $40,102,087         $105,047,554
                                ==============       =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            MFS
                                    MFS                                 MFS              RESEARCH
                                TOTAL RETURN        MFS            RESEARCH BOND       INTERNATIONAL
                                   SERIES      VALUE SERIES           SERIES              SERIES
                                SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --             --                  --                  --
   Class IB                                --             --                  --                  --
   Other class                     25,128,205      5,036,297           2,476,234           1,256,644
                               ==============  =============       =============       =============
  Cost:
   Class IA                                --             --                  --                  --
   Class IB                                --             --                  --                  --
   Other class                   $502,394,782    $66,623,553         $28,206,348         $18,559,087
                               ==============  =============       =============       =============
  Market Value:
   Class IA                                --             --                  --                  --
   Class IB                                --             --                  --                  --
   Other class                   $544,779,485    $76,803,523         $28,724,315         $20,257,100
 Due from Hartford Life
  Insurance Company                   272,343         95,641             208,391             107,205
 Receivable from fund shares
  sold                                     --             --                  --                  --
 Other assets                              --             --                  --                  --
                               --------------  -------------       -------------       -------------
 Total Assets                     545,051,828     76,899,164          28,932,706          20,364,305
                               --------------  -------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --             --                  --                  --
 Payable for fund shares
  purchased                           272,343         95,641             208,391             107,205
 Other liabilities                          4             --                  --                  --
                               --------------  -------------       -------------       -------------
 Total Liabilities                    272,347         95,641             208,391             107,205
                               --------------  -------------       -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $544,779,481    $76,803,523         $28,724,315         $20,257,100
                               ==============  =============       =============       =============


                                                            BLACKROCK              BLACKROCK
                                        MFS               GLOBAL GROWTH         LARGE CAP GROWTH
                                  RESEARCH SERIES           V.I. FUND              V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                           184,955                18,113                 68,053
                                    ============            ==========             ==========
  Cost:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                        $3,385,008              $130,638               $516,378
                                    ============            ==========             ==========
  Market Value:
   Class IA                                   --                    --                     --
   Class IB                                   --                    --                     --
   Other class                        $3,750,884              $326,404               $864,958
 Due from Hartford Life
  Insurance Company                           --                    --                 25,783
 Receivable from fund shares
  sold                                       613                    55                     --
 Other assets                                 --                    --                     --
                                    ------------            ----------             ----------
 Total Assets                          3,751,497               326,459                890,741
                                    ------------            ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          613                    55                     --
 Payable for fund shares
  purchased                                   --                    --                 25,783
 Other liabilities                            --                    --                     --
                                    ------------            ----------             ----------
 Total Liabilities                           613                    55                 25,783
                                    ------------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $3,750,884              $326,404               $864,958
                                    ============            ==========             ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   INTERNATIONAL
                                      GROWTH                U.S.                CAPITAL
                                    EQUITY FUND         MID CAP VALUE        OPPORTUNITIES
                                  SUB-ACCOUNT (G)        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                   --                    --
   Class IB                                 --                   --                    --
   Other class                           5,225                2,180                13,062
                                     =========            =========            ==========
  Cost:
   Class IA                                 --                   --                    --
   Class IB                                 --                   --                    --
   Other class                         $63,701              $44,323              $177,362
                                     =========            =========            ==========
  Market Value:
   Class IA                                 --                   --                    --
   Class IB                                 --                   --                    --
   Other class                         $63,279              $41,501              $193,192
 Due from Hartford Life
  Insurance Company                         --                   90                 3,742
 Receivable from fund shares
  sold                                       3                   --                    --
 Other assets                               --                   --                    --
                                     ---------            ---------            ----------
 Total Assets                           63,282               41,591               196,934
                                     ---------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          3                   --                    --
 Payable for fund shares
  purchased                                 --                   90                 3,742
 Other liabilities                          --                   --                    --
                                     ---------            ---------            ----------
 Total Liabilities                           3                   90                 3,742
                                     ---------            ---------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $63,279              $41,501              $193,192
                                     =========            =========            ==========

(g)  Funded as of February 8, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   DEVELOPING                                 DIVIDEND
                                     GROWTH           FLEXIBLE INCOME          GROWTH            GLOBAL EQUITY
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (G)      SUB-ACCOUNT (G)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                --                   --                  --                   --
   Class IB                                --                   --                  --                   --
   Other class                            380               13,324                 418                  449
                                    =========            =========             =======              =======
  Cost:
   Class IA                                --                   --                  --                   --
   Class IB                                --                   --                  --                   --
   Other class                         $9,652              $95,807              $7,708               $8,371
                                    =========            =========             =======              =======
  Market Value:
   Class IA                                --                   --                  --                   --
   Class IB                                --                   --                  --                   --
   Other class                        $12,027              $94,600              $7,783               $8,341
 Due from Hartford Life
  Insurance Company                        --                   --                  --                   --
 Receivable from fund shares
  sold                                      1                   13                   1                    1
 Other assets                              --                   --                  --                   --
                                    ---------            ---------             -------              -------
 Total Assets                          12,028               94,613               7,784                8,342
                                    ---------            ---------             -------              -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         1                   13                   1                    1
 Payable for fund shares
  purchased                                --                   --                  --                   --
 Other liabilities                         --                   --                  --                   --
                                    ---------            ---------             -------              -------
 Total Liabilities                          1                   13                   1                    1
                                    ---------            ---------             -------              -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $12,027              $94,600              $7,783               $8,341
                                    =========            =========             =======              =======

                                       COLUMBIA             COLUMBIA            COLUMBIA
                                 MARSICO INTERNATIONAL     HIGH YIELD        MARSICO FOCUSED
                                 OPPORTUNITIES FUND VS       FUND VS        EQUITIES FUND VS
                                      SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                   --                  --
   Class IB                                     --                   --                  --
   Other class                           1,507,688            2,135,411           1,237,662
                                     =============        =============       =============
  Cost:
   Class IA                                     --                   --                  --
   Class IB                                     --                   --                  --
   Other class                         $18,542,014          $20,560,284         $16,313,681
                                     =============        =============       =============
  Market Value:
   Class IA                                     --                   --                  --
   Class IB                                     --                   --                  --
   Other class                         $38,038,971          $23,788,475         $28,305,340
 Due from Hartford Life
  Insurance Company                             --                   --                  --
 Receivable from fund shares
  sold                                     101,952               13,853             115,279
 Other assets                                   --                   --                  --
                                     -------------        -------------       -------------
 Total Assets                           38,140,923           23,802,328          28,420,619
                                     -------------        -------------       -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        101,952               13,853             115,279
 Payable for fund shares
  purchased                                     --                   --                  --
 Other liabilities                               1                    2                  --
                                     -------------        -------------       -------------
 Total Liabilities                         101,953               13,855             115,279
                                     -------------        -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $38,038,970          $23,788,473         $28,305,340
                                     =============        =============       =============

(g)  Funded as of February 8, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                COLUMBIA
                                       COLUMBIA                 MARSICO                 COLUMBIA
                                        MARSICO               21ST CENTURY           MARSICO MIDCAP
                                    GROWTH FUND VS              FUND VS              GROWTH FUND VS
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                           1,118,743                 631,144                3,710,471
                                     =============            ============            =============
  Cost:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                         $15,292,389              $5,400,663              $24,980,611
                                     =============            ============            =============
  Market Value:
   Class IA                                     --                      --                       --
   Class IB                                     --                      --                       --
   Other class                         $24,925,598              $9,239,952              $32,243,993
 Due from Hartford Life
  Insurance Company                             --                      --                       --
 Receivable from fund shares
  sold                                      31,672                   2,266                   43,374
 Other assets                                    1                      --                        1
                                     -------------            ------------            -------------
 Total Assets                           24,957,271               9,242,218               32,287,368
                                     -------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         31,672                   2,266                   43,374
 Payable for fund shares
  purchased                                     --                      --                       --
 Other liabilities                              --                      --                       --
                                     -------------            ------------            -------------
 Total Liabilities                          31,672                   2,266                   43,374
                                     -------------            ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $24,925,599              $9,239,952              $32,243,994
                                     =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                JPMORGAN                 JPMORGAN                 JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                      BALANCED                CORE BOND           DIVERSIFIED EQUITY        INTREPID MID CAP
                                   PORTFOLIO - 1            PORTFOLIO - 1            PORTFOLIO - 1            PORTFOLIO - 1
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                           105,872                4,963,421                  640,458                  593,318
                                    ============            =============            =============            =============
  Cost:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                        $1,567,752              $55,275,633               $9,860,500              $11,026,867
                                    ============            =============            =============            =============
  Market Value:
   Class IA                                   --                       --                       --                       --
   Class IB                                   --                       --                       --                       --
   Other class                        $1,746,889              $56,632,634              $11,746,003              $10,572,932
 Due from Hartford Life
  Insurance Company                           --                   68,789                    1,942                   19,568
 Receivable from fund shares
  sold                                        80                       --                       --                       --
 Other assets                                 --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Total Assets                          1,746,969               56,701,423               11,747,945               10,592,500
                                    ------------            -------------            -------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           80                       --                       --                       --
 Payable for fund shares
  purchased                                   --                   68,789                    1,942                   19,568
 Other liabilities                            --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Total Liabilities                            80                   68,789                    1,942                   19,568
                                    ------------            -------------            -------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,746,889              $56,632,634              $11,746,003              $10,572,932
                                    ============            =============            =============            =============

                                      JPMORGAN                 JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                    EQUITY INDEX            GOVERNMENT BOND         INTREPID GROWTH
                                    PORTFOLIO - 1            PORTFOLIO - 1           PORTFOLIO - 1
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                          3,323,035                1,970,245                 113,155
                                    =============            =============            ============
  Cost:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $36,706,943              $22,028,868              $1,769,039
                                    =============            =============            ============
  Market Value:
   Class IA                                    --                       --                      --
   Class IB                                    --                       --                      --
   Other class                        $42,767,459              $22,460,794              $1,852,340
 Due from Hartford Life
  Insurance Company                        38,388                   28,317                  13,463
 Receivable from fund shares
  sold                                         --                       --                      --
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total Assets                          42,805,847               22,489,111               1,865,803
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --                      --
 Payable for fund shares
  purchased                                38,388                   28,317                  13,463
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total Liabilities                         38,388                   28,317                  13,463
                                    -------------            -------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $42,767,459              $22,460,794              $1,852,340
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST          INSURANCE TRUST
                                  DIVERSIFIED MID CAP      DIVERSIFIED MID CAP       JENNISON 20/20
                                 GROWTH PORTFOLIO - 1      VALUE PORTFOLIO - 1      FOCUS PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                     --                       --                    --
   Class IB                                     --                       --                    --
   Other class                             721,561                1,184,756                23,934
                                     =============            =============            ==========
  Cost:
   Class IA                                     --                       --                    --
   Class IB                                     --                       --                    --
   Other class                         $13,499,724              $14,978,796              $308,621
                                     =============            =============            ==========
  Market Value:
   Class IA                                     --                       --                    --
   Class IB                                     --                       --                    --
   Other class                         $14,929,094              $10,686,502              $377,680
 Due from Hartford Life
  Insurance Company                             --                       --                    --
 Receivable from fund shares
  sold                                       2,306                    1,640                    18
 Other assets                                   --                       --                    --
                                     -------------            -------------            ----------
 Total Assets                           14,931,400               10,688,142               377,698
                                     -------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          2,306                    1,640                    18
 Payable for fund shares
  purchased                                     --                       --                    --
 Other liabilities                              --                       --                    --
                                     -------------            -------------            ----------
 Total Liabilities                           2,306                    1,640                    18
                                     -------------            -------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $14,929,094              $10,686,502              $377,680
                                     =============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         LEGG MASON
                                                                                PRUDENTIAL           PARTNERS VARIABLE
                                     JENNISON             PRUDENTIAL       SERIES INTERNATIONAL      CAPITAL AND INCOME
                                    PORTFOLIO          VALUE PORTFOLIO            GROWTH                 PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (H)      SUB-ACCOUNT (I)(J)(K)
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                 --                    --                   --                        --
   Class IB                                 --                    --                   --                        --
   Other class                          27,793                10,758                1,068                    28,189
                                    ==========            ==========              =======                ==========
  Cost:
   Class IA                                 --                    --                   --                        --
   Class IB                                 --                    --                   --                        --
   Other class                        $679,355              $211,433               $6,481                  $407,173
                                    ==========            ==========              =======                ==========
  Market Value:
   Class IA                                 --                    --                   --                        --
   Class IB                                 --                    --                   --                        --
   Other class                        $643,977              $252,927               $8,929                  $349,828
 Due from Hartford Life
  Insurance Company                         --                    --                   --                        69
 Receivable from fund shares
  sold                                      37                    12                   --                        --
 Other assets                               --                    --                   --                        --
                                    ----------            ----------              -------                ----------
 Total Assets                          644,014               252,939                8,929                   349,897
                                    ----------            ----------              -------                ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         37                    12                   --                        --
 Payable for fund shares
  purchased                                 --                    --                   --                        69
 Other liabilities                          --                    --                   --                        --
                                    ----------            ----------              -------                ----------
 Total Liabilities                          37                    12                   --                        69
                                    ----------            ----------              -------                ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $643,977              $252,927               $8,929                  $349,828
                                    ==========            ==========              =======                ==========

                                                            LEGG MASON
                                     LEGG MASON         PARTNERS VARIABLE         LEGG MASON
                                 PARTNERS VARIABLE         GLOBAL HIGH        PARTNERS VARIABLE
                                 FUNDAMENTAL VALUE          YIELD BOND            INVESTORS
                                     PORTFOLIO              PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (K)(L)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                           108,912                15,311                53,880
                                    ============            ==========            ==========
  Cost:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                        $2,609,472              $136,604              $723,764
                                    ============            ==========            ==========
  Market Value:
   Class IA                                   --                    --                    --
   Class IB                                   --                    --                    --
   Other class                        $2,362,309              $138,565              $890,093
 Due from Hartford Life
  Insurance Company                          110                    76                   223
 Receivable from fund shares
  sold                                        --                    --                    --
 Other assets                                  2                    --                     1
                                    ------------            ----------            ----------
 Total Assets                          2,362,421               138,641               890,317
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                    --                    --
 Payable for fund shares
  purchased                                  113                    76                   224
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                           113                    76                   224
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,362,308              $138,565              $890,093
                                    ============            ==========            ==========

(h) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(i) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(j) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(k) From inception May 1, 2007 to December 31, 2007.

(l) Effective April 28, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    WELLS FARGO
                                                                                ADVANTAGE VT ASSET
                                  GROWTH AND INCOME           COMSTOCK            ALLOCATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                   --                     --                     --
   Class IB                                   --                     --                     --
   Other class                            18,372                 37,147                    942
                                      ==========             ==========              =========
  Cost:
   Class IA                                   --                     --                     --
   Class IB                                   --                     --                     --
   Other class                          $399,463               $534,674                $11,418
                                      ==========             ==========              =========
  Market Value:
   Class IA                                   --                     --                     --
   Class IB                                   --                     --                     --
   Other class                          $391,502               $512,627                $13,784
 Due from Hartford Life
  Insurance Company                        6,268                     --                     --
 Receivable from fund shares
  sold                                        --                     28                      1
 Other assets                                 --                     --                     --
                                      ----------             ----------              ---------
 Total Assets                            397,770                512,655                 13,785
                                      ----------             ----------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                     28                      1
 Payable for fund shares
  purchased                                6,268                     --                     --
 Other liabilities                            --                     --                     --
                                      ----------             ----------              ---------
 Total Liabilities                         6,268                     28                      1
                                      ----------             ----------              ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $391,502               $512,627                $13,784
                                      ==========             ==========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO                                                           WELLS FARGO
                                 ADVANTAGE VT           WELLS FARGO              WELLS FARGO           ADVANTAGE VT
                                 TOTAL RETURN       ADVANTAGE VT EQUITY       ADVANTAGE VT C&B         INTERNATIONAL
                                   BOND FUND            INCOME FUND         LARGE CAP VALUE FUND         CORE FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT (M)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                              --                     --                      --                      --
   Class IB                              --                     --                      --                      --
   Other class                          862                  1,667                     570                   1,062
                                    =======              =========                 =======               =========
  Cost:
   Class IA                              --                     --                      --                      --
   Class IB                              --                     --                      --                      --
   Other class                       $8,588                $27,083                  $6,266                  $8,881
                                    =======              =========                 =======               =========
  Market Value:
   Class IA                              --                     --                      --                      --
   Class IB                              --                     --                      --                      --
   Other class                       $8,573                $31,239                  $6,260                 $11,003
 Due from Hartford Life
  Insurance Company                      --                     --                      --                      --
 Receivable from fund shares
  sold                                   --                      1                      --                       1
 Other assets                            --                     --                      --                      --
                                    -------              ---------                 -------               ---------
 Total Assets                         8,573                 31,240                   6,260                  11,004
                                    -------              ---------                 -------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                      1                      --                       1
 Payable for fund shares
  purchased                              --                     --                      --                      --
 Other liabilities                       --                     --                      --                      --
                                    -------              ---------                 -------               ---------
 Total Liabilities                       --                      1                      --                       1
                                    -------              ---------                 -------               ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $8,573                $31,239                  $6,260                 $11,003
                                    =======              =========                 =======               =========


                                      WELLS FARGO                 WELLS FARGO              STI CLASSIC VT
                                  ADVANTAGE VT LARGE          ADVANTAGE VT SMALL          LARGE CAP GROWTH
                                  COMPANY GROWTH FUND           CAP GROWTH FUND              STOCK FUND
                                      SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT (N)
-----------------------------  ------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                  --                           --                          --
   Class IB                                  --                           --                          --
   Other class                              838                        1,053                     412,212
                                        =======                    =========                ============
  Cost:
   Class IA                                  --                           --                          --
   Class IB                                  --                           --                          --
   Other class                           $7,270                       $8,870                  $6,416,148
                                        =======                    =========                ============
  Market Value:
   Class IA                                  --                           --                          --
   Class IB                                  --                           --                          --
   Other class                           $8,648                      $10,207                  $7,531,121
 Due from Hartford Life
  Insurance Company                          --                           --                       5,859
 Receivable from fund shares
  sold                                       --                           --                          --
 Other assets                                --                           --                          --
                                        -------                    ---------                ------------
 Total Assets                             8,648                       10,207                   7,536,980
                                        -------                    ---------                ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                           --                          --
 Payable for fund shares
  purchased                                  --                           --                       5,859
 Other liabilities                           --                           --                          --
                                        -------                    ---------                ------------
 Total Liabilities                           --                           --                       5,859
                                        -------                    ---------                ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $8,648                      $10,207                  $7,531,121
                                        =======                    =========                ============

(m) Funded as of November 27, 2007.

(n) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    STI CLASSIC VT          STI CLASSIC VT          STI CLASSIC VT
                                    LARGE CAP CORE           MID-CAP CORE          LARGE CAP VALUE
                                     EQUITY FUND             EQUITY FUND             EQUITY FUND
                                   SUB-ACCOUNT (O)         SUB-ACCOUNT (P)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                            122,082                 153,432                 294,219
                                     ============            ============            ============
  Cost:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $1,174,669              $1,638,572              $4,394,904
                                     ============            ============            ============
  Market Value:
   Class IA                                    --                      --                      --
   Class IB                                    --                      --                      --
   Other class                         $1,504,052              $1,867,265              $5,292,995
 Due from Hartford Life
  Insurance Company                            --                   1,983                  10,553
 Receivable from fund shares
  sold                                        111                      --                      --
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total Assets                           1,504,163               1,869,248               5,303,548
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           111                      --                      --
 Payable for fund shares
  purchased                                    --                   1,983                  10,553
 Other liabilities                             --                      --                      --
                                     ------------            ------------            ------------
 Total Liabilities                            111                   1,983                  10,553
                                     ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,504,052              $1,867,265              $5,292,995
                                     ============            ============            ============

(o) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(p) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
AIM V.I. Basic Value Fund -- Class S1                               55,715,714     $1.415834   to     $1.555421       $81,979,199
AIM V.I. Capital Appreciation Fund -- Class S1                      26,725,752      1.013796   to      1.606895        39,709,942
AIM V.I. Core Equity Fund -- Class S1                               11,194,693      0.930830   to     12.834710       118,255,471
AIM V.I. Government Securities Fund -- Class S1                    276,464,902      1.094766   to      1.202707       315,399,070
AIM V.I. High Yield Fund -- Class S1                                 1,020,230      1.254847   to      1.314284         1,309,653
AIM V.I. International Growth Fund -- Class S1                      32,770,524      2.219333   to      2.413489        75,958,043
AIM V.I. Mid Cap Core Equity Fund -- Class S1                       68,210,187      1.676212   to      1.841460       118,744,082
AIM V.I. Small Cap Equity Fund -- Class S1                           2,259,126     14.206294   to     14.937331        33,063,699
AIM V.I. Large Cap Growth Fund -- Class S1                           1,891,177     12.652975   to     13.091210        24,397,254
AIM V.I. Capital Development Fund -- Class S1                           19,348      9.765867   to      9.789131           189,153
American Funds Global Bond Fund -- Class 2                           2,819,298     10.843071   to     11.067360        30,855,370
American Funds Global Growth and Income Fund -- Class 2             11,152,766     11.888755   to     12.245550       134,481,797
American Funds Asset Allocation Fund -- Class 2                     35,816,519     13.225208   to     15.800420       501,351,256
American Funds Blue Chip Income and Growth Fund -- Class 2         195,597,711      1.145462   to      1.261333       233,470,357
American Funds Bond Fund -- Class 2                                 26,564,780     12.828250   to     14.978942       365,462,953
American Funds Global Growth Fund -- Class 2                        10,058,181     11.950746   to     18.321256       158,927,513
American Funds Growth Fund -- Class 2                               96,775,407     10.427125   to     17.055820     1,294,049,648
American Funds Growth-Income Fund -- Class 2                        81,583,465     13.579092   to     16.732187     1,176,293,081
American Funds International Fund -- Class 2                        22,754,329     12.656410   to     19.487761       382,109,407
American Funds New World Fund -- Class 2                             5,114,856     25.310667   to     31.290989       140,991,087
American Funds Global Small Capitalization Fund -- Class 2           7,081,333     17.296552   to     25.466973       152,398,227
Columbia Asset Allocation Fund VS -- Class A                         6,749,731      1.127195   to      1.180583         7,823,135
Columbia Small Company Growth Fund VS -- Class A                    14,915,454      1.291004   to      1.354933        19,752,130
Columbia Large Cap Value Fund VS -- Class A                         25,757,535      1.252159   to      1.314135        33,056,589
Evergreen VA Balanced Fund -- Class I                                  687,386      1.026684   to      1.104691           733,475
Evergreen VA Growth Fund -- Class I                                  1,952,589      1.068772   to      1.572762         2,403,518
Evergreen VA International Equity Fund -- Class I                    1,451,723      1.324838   to      2.272957         2,297,560
Evergreen VA Omega Fund -- Class I                                     308,283      0.716149   to      0.939459           254,676
Evergreen VA Special Values Fund -- Class I                         11,633,973      1.430216   to      1.952678        18,666,950
Evergreen VA Fundamental Large Cap Fund -- Class I                     697,385      1.331900   to      1.457076           986,814
Franklin Rising Dividends Securities Fund -- Class 2                27,344,132     14.200576   to     15.286933       402,789,195
Franklin Income Securities Fund -- Class 2                          83,571,758     15.145488   to     16.527450     1,320,424,957
Franklin Large Cap Growth Securities Fund -- Class 2                 7,057,250     11.848456   to     12.827021        86,839,926
Franklin Global Real Estate Securities Fund -- Class 2                 212,473     19.573800   to     22.193451         4,612,363
Franklin Small-Mid Cap Growth Securities Fund -- Class 2            11,440,653      7.996026   to     14.871642       128,723,587
Franklin Small Cap Value Securities Fund -- Class 2                     16,181      9.230086   to      9.253378           149,590
Franklin Strategic Income Securities Fund -- Class 1                14,438,310     14.668907   to     17.207347       225,644,546
Mutual Shares Securities Fund -- Class 2                            47,089,391     16.064485   to     20.466750       824,135,429
Templeton Developing Markets Securities Fund -- Class 1              3,460,318     24.519357   to     31.103787        96,610,715
Templeton Foreign Securities Fund -- Class 2                        19,309,524     14.128636   to     16.996920       293,693,762
Templeton Global Asset Allocation Fund -- Class 2                      202,940     16.116907   to     18.832232         3,508,026
Templeton Growth Securities Fund -- Class 2                         38,864,183     14.495551   to     17.732277       615,962,087
Mutual Discovery Securities Fund -- Class 2                          8,857,727     21.030000   to     22.638429       193,015,104
Franklin Flex Cap Growth Securities Fund -- Class 2                  1,899,040     11.858630   to     12.444192        23,039,309
Franklin Large Cap Value Securities Fund -- Class 2                    781,328     11.245329   to     11.800600         8,985,602

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IB                              27,568,625     $1.081903   to     $1.346358       $31,374,733
Hartford Total Return Bond HLS Fund -- Class IB                     64,410,856      1.230471   to      1.509593        81,507,118
Hartford Capital Appreciation HLS Fund -- Class IB                  42,981,434      1.603556   to      2.708673        75,381,694
Hartford Dividend and Growth HLS Fund -- Class IB                   39,731,152      1.353370   to      1.680583        55,551,761
Hartford Fundamental Growth HLS Fund -- Class IB                         6,663      1.291171   to      1.291171             8,602
Hartford Global Advisers HLS Fund -- Class IB                          126,232      2.244431   to      2.271611           286,149
Hartford Global Communications HLS Fund -- Class IB                      4,834      1.601212   to      1.601212             7,740
Hartford Global Financial Services HLS Fund -- Class IB                 46,522      1.256724   to      1.256724            58,464
Hartford Global Health HLS Fund -- Class IB                            328,698      2.138451   to      2.193343           719,870
Hartford Global Growth HLS Fund -- Class IB                            806,835      2.445701   to      2.530315         2,037,101
Hartford Global Technology HLS Fund -- Class IB                        671,933      0.584123   to      0.599182           402,591
Hartford Disciplined Equity HLS Fund -- Class IB                       569,456      1.430014   to      1.479497           839,952
Hartford Growth HLS Fund -- Class IB                                    53,796      1.506262   to      1.506262            81,031
Hartford Growth Opportunities HLS Fund -- Class IB                     109,862      1.953917   to      2.009325           219,476
Hartford High Yield HLS Fund -- Class IB                               300,192      1.353719   to      1.400582           418,896
Hartford Index HLS Fund -- Class IB                                    173,978      5.256090   to      5.437964           944,583
Hartford International Growth HLS Fund -- Class IB                     208,389      1.905033   to      1.965895           407,542
Hartford International Small Company HLS Fund -- Class IB               89,435      2.404350   to      2.404350           215,034
Hartford International Opportunities HLS Fund -- Class IB            6,042,491      1.713829   to      1.870595        10,710,159
Hartford MidCap HLS Fund -- Class IB                                   800,676      4.458080   to      4.512098         3,610,718
Hartford MidCap Value HLS Fund -- Class IB                             227,798      1.667164   to      1.720458           389,766
Hartford Money Market HLS Fund -- Class IA                         222,914,521      1.034643   to      1.202293       247,267,081
Hartford Money Market HLS Fund -- Class IB                          23,473,668      0.996396   to      1.198126        24,029,540
Hartford Mortgage Securities HLS Fund -- Class IB                      202,285      2.844490   to      2.942854           587,578
Hartford Small Company HLS Fund -- Class IB                          5,261,525      1.538611   to      1.999048         8,578,219
Hartford SmallCap Growth HLS Fund -- Class IB                          112,150      1.320592   to      1.358036           151,586
Hartford Stock HLS Fund -- Class IB                                 24,327,447      1.010530   to      1.277448        26,134,602
Hartford U.S. Government Securities HLS Fund -- Class IB               547,280      1.101078   to      1.132329           618,308
Hartford Value HLS Fund -- Class IB                                    115,481      1.410824   to      1.429723           164,744
Hartford Value Opportunities HLS Fund -- Class IB                      164,962      1.450756   to      1.491912           245,203
Hartford Equity Income HLS Fund -- Class IB                             39,049      1.458445   to      1.489076            57,356
Huntington VA Income Equity Fund                                       776,787      1.364355   to     14.727331         2,439,014
Huntington VA Dividend Capture Fund                                  2,303,770      1.435220   to     14.695755         8,390,470
Huntington VA Growth Fund                                            1,046,228      1.018437   to     14.383175         2,086,896
Huntington VA Mid Corp America Fund                                  1,026,705      1.771211   to     18.549039         5,314,843
Huntington VA New Economy Fund                                       1,118,251      1.893931   to     20.150916         5,108,552
Huntington VA Rotating Markets Fund                                    468,708      1.616050   to     18.885872         2,178,065
Huntington VA International Equity Fund                              1,130,456      1.711354   to     16.198358         4,199,239
Huntington VA Macro 100 Fund                                         1,231,905      1.064643   to      1.108493         1,351,444
Huntington VA Mortgage Securities Fund                                 679,274      1.071435   to     10.719929         1,788,934
Huntington VA Situs Small Cap Fund                                   3,934,675      1.423618   to      1.482212         5,743,517
MFS Core Equity Series -- Class INIT                                 1,328,423      7.337532   to     11.440100        12,508,296
MFS Emerging Growth Series -- Class INIT                             2,657,443      6.398442   to     10.523433        22,836,050
MFS Global Equity Series -- Class INIT                                 672,282     14.287162   to     17.942006        10,709,258
MFS High Income Series -- Class INIT                                 6,373,860     12.139484   to     13.721501        80,853,675
MFS Investors Growth Stock Series -- Class INIT                      2,875,125      6.887067   to      9.904658        24,187,368
MFS Investors Trust Series -- Class INIT                            17,010,615     10.015440   to     12.109375       180,539,781
MFS Mid Cap Growth Series -- Class INIT                              6,101,240      6.201280   to      6.980478        40,102,087

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series -- Class INIT                               9,042,476     $8.740299   to    $15.627695      $105,026,947
MFS Total Return Series -- Class INIT                               38,010,961     13.170810   to     16.421375       544,440,566
MFS Value Series -- Class INIT                                       4,220,258     17.585857   to     18.930846        76,802,148
MFS Research Bond Series -- Class INIT                               2,743,044     10.244550   to     10.656122        28,724,315
MFS Research International Series -- Class INIT                      1,239,296     16.005105   to     16.749135        20,257,100
MFS Research Series -- Class INIT                                      294,020     12.509501   to     13.109180         3,750,884
BlackRock Global Growth V.I. Fund -- Class I                            16,953     19.227626   to     19.680286           326,404
BlackRock Large Cap Growth V.I. Fund -- Class I                         71,371     10.438256   to     12.955864           864,958
International Growth Equity Fund -- Class II                             4,825     13.082745   to     13.181607            63,279
U.S. Mid Cap Value -- Class II                                           3,158     12.062939   to     13.831448            41,501
Capital Opportunities -- Class Y                                        36,495      5.185166   to      5.422083           193,192
Developing Growth -- Class Y                                             1,051     11.365645   to     11.462786            12,027
Flexible Income -- Class Y                                               7,973     11.835112   to     11.866969            94,600
Dividend Growth -- Class Y                                                 604     12.876060   to     12.876060             7,783
Global Equity -- Class Y                                                   674     12.383314   to     12.383314             8,341
Columbia Marsico International Opportunities Fund VS --
 Class B                                                            18,418,788      2.019711   to      2.115341        38,038,970
Columbia High Yield Fund VS                                         15,431,465      1.501025   to      1.575227        23,788,473
Columbia Marsico Focused Equities Fund VS -- Class A                20,638,790      1.334152   to      1.400168        28,305,340
Columbia Marsico Growth Fund VS -- Class A                          19,084,893      1.276468   to      1.336980        24,925,599
Columbia Marsico 21st Century Fund VS -- Class A                     4,647,133      1.940597   to      2.032516         9,239,952
Columbia Marsico Midcap Growth Fund VS -- Class A                   30,768,410      1.022650   to      1.073257        32,243,994
JPMorgan Insurance Trust Balanced Portfolio -- 1                       146,825     11.815996   to     12.039706         1,746,889
JPMorgan Insurance Trust Core Bond Portfolio -- 1                    5,137,377     10.595114   to     16.367994        56,632,634
JPMorgan Insurance Trust Diversified Equity Portfolio -- 1             866,016     13.007139   to     21.095255        11,746,003
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1               720,740     14.143199   to     32.645987        10,572,932
JPMorgan Insurance Trust Equity Index Portfolio -- 1                 3,301,174     12.694071   to     13.080749        42,767,459
JPMorgan Insurance Trust Government Bond Portfolio -- 1              2,044,501     10.761819   to     11.089679        22,460,794
JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1                145,198     12.117122   to     18.426447         1,852,340
JPMorgan Insurance Trust Diversified Mid Cap Growth
 Portfolio -- 1                                                      1,022,858     14.315500   to     14.751510        14,929,094
JPMorgan Insurance Trust Diversified Mid Cap Value
 Portfolio -- 1                                                        776,442     13.203462   to     22.014746        10,686,502
Jennison 20/20 Focus Portfolio -- Class II                              98,975      1.490377   to     15.325556           377,680
Jennison Portfolio -- Class II                                         331,747      0.975858   to      7.256419           643,977
Prudential Value Portfolio -- Class II                                 182,221      1.352184   to      1.418866           252,927
Prudential Series International Growth -- Class II                       6,443      1.375730   to      1.408201             8,929
Legg Mason Partners Variable Capital and Income
 Portfolio -- Class I                                                   34,929      9.985693   to     10.019402           349,828
Legg Mason Partners Variable Fundamental Value
 Portfolio -- Class I                                                  239,472      9.829750   to      9.866295         2,362,308
Legg Mason Partners Variable Global High Yield Bond
 Portfolio -- Class I                                                   86,415      1.564895   to      1.605919           138,565
Legg Mason Partners Variable Investors Portfolio -- Class I            600,457      1.435434   to      1.485115           890,093
Growth and Income -- Class II                                           23,224     16.476878   to     17.229559           391,502
Comstock -- Class II                                                    32,060     15.738155   to     16.364834           512,627
Wells Fargo Advantage VT Asset Allocation Fund                          10,126      1.361298   to      1.361298            13,784
Wells Fargo Advantage VT Total Return Bond Fund                          6,897      1.242914   to      1.242914             8,573

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Equity Income Fund                             22,151     $1.384045   to     $1.424572           $31,239
Wells Fargo Advantage VT C&B Large Cap Value Fund                        4,939      1.267393   to      1.267393             6,260
Wells Fargo Advantage VT International Core Fund                         7,022      1.567025   to      1.567025            11,003
Wells Fargo Advantage VT Large Company Growth Fund                       7,840      1.103110   to      1.103110             8,648
Wells Fargo Advantage VT Small Cap Growth Fund                           6,623      1.534932   to      1.552301            10,207
STI Classic VT Large Cap Growth Stock Fund                             939,447      1.449150   to     14.840050         7,531,121
STI Classic VT Large Cap Core Equity Fund                               99,141      1.791100   to     17.712334         1,504,052
STI Classic VT Mid-Cap Core Equity Fund                                112,607      1.875710   to     18.654572         1,867,265
STI Classic VT Large Cap Value Equity Fund                             683,680      1.797931   to     18.411466         5,292,995
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
AIM V.I. Core Equity Fund -- Class S1                                    2,322     12.528855   to     12.653902            29,267
AIM V.I. Government Securities Fund -- Class S1                         54,249      1.147407   to      1.173858            63,218
AIM V.I. International Growth Fund -- Class S1                             627      2.370141   to      2.370141             1,486
AIM V.I. Mid Cap Core Equity Fund -- Class S1                           45,559      1.790123   to      1.790123            81,556
AIM V.I. Small Cap Equity Fund -- Class S1                                 528     14.937331   to     14.937331             7,888
American Funds Global Growth and Income Fund -- Class 2                  2,522     12.128975   to     12.128975            30,593
American Funds Asset Allocation Fund -- Class 2                         28,775     13.836431   to     15.356547           420,984
American Funds Blue Chip Income and Growth Fund -- Class 2             124,189      1.201428   to      1.230132           150,519
American Funds Bond Fund -- Class 2                                      9,908     14.294907   to     14.558168           143,322
American Funds Global Growth Fund -- Class 2                             4,328     13.691482   to     17.985042            73,744
American Funds Growth Fund -- Class 2                                   28,436     10.917173   to     16.576487           448,032
American Funds Growth-Income Fund -- Class 2                            47,736     14.206709   to     16.262099           718,086
American Funds International Fund -- Class 2                            12,342     14.549325   to     19.459913           231,527
American Funds New World Fund -- Class 2                                   253     28.780731   to     30.412135             7,441
American Funds Global Small Capitalization Fund -- Class 2               2,211     23.912038   to     25.430467            55,712
Evergreen VA Growth Fund -- Class I                                      2,422      1.572762   to      1.572762             3,809
Evergreen VA Special Values Fund -- Class I                              1,644      1.952678   to      1.952678             3,211
Franklin Rising Dividends Securities Fund -- Class 2                    10,803     14.969050   to     15.004054           161,953
Franklin Income Securities Fund -- Class 2                              27,582     15.884443   to     16.164979           445,805
Franklin Large Cap Growth Securities Fund -- Class 2                     1,021     12.391579   to     12.646295            12,827
Franklin Global Real Estate Securities Fund -- Class 2                     236     22.193451   to     22.193451             5,230
Franklin Small-Mid Cap Growth Securities Fund -- Class 2                 9,299      8.441157   to     14.871642            93,668
Franklin Strategic Income Securities Fund -- Class 1                     4,788     15.323642   to     16.724020            79,362
Mutual Shares Securities Fund -- Class 2                                 8,014     17.497732   to     19.891808           156,223
Templeton Developing Markets Securities Fund -- Class 1                    157     26.203376   to     30.230111             4,384
Templeton Foreign Securities Fund -- Class 2                             5,542     14.848232   to     16.519366            86,900
Templeton Global Asset Allocation Fund -- Class 2                          333     17.633846   to     17.633846             5,880
Templeton Growth Securities Fund -- Class 2                             25,020     15.582668   to     17.234086           402,533
Mutual Discovery Securities Fund -- Class 2                              3,355     22.167799   to     22.219617            74,509
Franklin Flex Cap Growth Securities Fund -- Class 2                      1,071     12.147892   to     12.147892            13,008
Hartford Advisers HLS Fund -- Class IB                                   3,463      1.346358   to      1.346358             4,662
Hartford Capital Appreciation HLS Fund -- Class IB                         942      2.708673   to      2.708673             2,552
Hartford International Opportunities HLS Fund -- Class IB                1,121      1.870595   to      1.870595             2,097
Hartford Money Market HLS Fund -- Class IA                              75,503      1.087326   to      1.170091            84,055
Hartford Money Market HLS Fund -- Class IB                              82,030      1.045727   to      1.045727            85,781
MFS High Income Series -- Class INIT                                     1,999     12.973204   to     12.973204            25,939
MFS Investors Growth Stock Series -- Class INIT                          1,426      9.745673   to      9.745673            13,896

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                     UNITS        MINIMUM            MAXIMUM
                                                                   OWNED BY         UNIT               UNIT          CONTRACT
                                                                 PARTICIPANTS   FAIR VALUE #       FAIR VALUE #     LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series -- Class INIT                                 3,270    $10.402183   to    $12.109375           $36,656
MFS New Discovery Series -- Class INIT                                   1,563      9.185641   to     15.407442            20,607
MFS Total Return Series -- Class INIT                                   21,838     13.758760   to     15.960075           338,915
MFS Value Series -- Class INIT                                              74     18.537280   to     18.537280             1,375

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                  AIM V.I.                 AIM V.I.
                                    BASIC                  CAPITAL                 AIM V.I.
                                 VALUE FUND           APPRECIATION FUND        CORE EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $509,719                    $ --               $1,334,382
                                -------------            ------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges       (1,680,876)               (776,811)              (2,308,419)
                                -------------            ------------            -------------
  Net investment income (loss)     (1,171,157)               (776,811)                (974,037)
                                -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             3,314,298                 898,208                1,930,054
 Net realized gain on
  distributions                     4,751,678                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (6,879,867)              3,793,937                6,567,795
                                -------------            ------------            -------------
  Net gain (loss) on
   investments                      1,186,109               4,692,145                8,497,849
                                -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $14,952              $3,915,334               $7,523,812
                                =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.               AIM V.I.               AIM V.I.           AIM V.I.
                                     GOVERNMENT                HIGH              INTERNATIONAL       MID CAP CORE
                                   SECURITIES FUND          YIELD FUND            GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $12,353,212              $96,727                $298,484            $264,683
                                    -------------            ---------            ------------       -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (4,986,722)             (30,218)               (986,068)         (2,246,503)
                                    -------------            ---------            ------------       -------------
  Net investment income
   (loss)                               7,366,490               66,509                (687,584)         (1,981,820)
                                    -------------            ---------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   174,476               24,754               1,561,880           1,256,125
 Net realized gain on
  distributions                                --                   --                      --           1,726,513
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,068,661              (98,175)              4,430,573           7,604,745
                                    -------------            ---------            ------------       -------------
  Net gain (loss) on
   investments                          5,243,137              (73,421)              5,992,453          10,587,383
                                    -------------            ---------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,609,627              $(6,912)             $5,304,869          $8,605,563
                                    =============            =========            ============       =============

                                          AIM V.I.                AIM V.I.                AIM V.I.
                                          SMALL CAP              LARGE CAP                CAPITAL
                                         EQUITY FUND            GROWTH FUND           DEVELOPMENT FUND
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $13,456                  $7,327                  $ --
                                         -----------            ------------              --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges                (469,885)               (440,364)                 (182)
                                         -----------            ------------              --------
  Net investment income
   (loss)                                   (456,429)               (433,037)                 (182)
                                         -----------            ------------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       19,969                 507,296                    (1)
 Net realized gain on
  distributions                              900,342                      --                 7,480
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (46,345)              2,828,997                (7,775)
                                         -----------            ------------              --------
  Net gain (loss) on
   investments                               873,966               3,336,293                  (296)
                                         -----------            ------------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                               $417,537              $2,903,256                 $(478)
                                         ===========            ============              ========

(a)  From inception November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS           AMERICAN FUNDS
                                    AMERICAN FUNDS         GLOBAL GROWTH AND              ASSET
                                   GLOBAL BOND FUND           INCOME FUND            ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $785,740               $2,057,746              $10,878,276
                                     ------------            -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (246,655)              (1,541,077)              (8,991,179)
                                     ------------            -------------            -------------
  Net investment income (loss)            539,085                  516,669                1,887,097
                                     ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    19,979                   75,524                2,145,813
 Net realized gain on
  distributions                                --                4,112,634               16,571,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year             577,059                3,186,260                1,541,116
                                     ------------            -------------            -------------
  Net gain (loss) on
   investments                            597,038                7,374,418               20,258,362
                                     ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,136,123               $7,891,087              $22,145,459
                                     ============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                               BLUE CHIP INCOME         AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                               AND GROWTH FUND            BOND FUND           GLOBAL GROWTH FUND         GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $6,229,231             $26,848,330              $3,978,875              $9,831,114
                                --------------          --------------          --------------          --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (4,521,269)             (6,199,534)             (2,534,370)            (22,009,087)
                                --------------          --------------          --------------          --------------
  Net investment income
   (loss)                            1,707,962              20,648,796               1,444,505             (12,177,973)
                                --------------          --------------          --------------          --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           2,582,979                 253,528               2,229,133              10,559,242
 Net realized gain on
  distributions                      7,830,862                      --               5,755,377              83,188,818
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             (11,330,772)            (15,869,276)              7,352,756              33,495,714
                                --------------          --------------          --------------          --------------
  Net gain (loss) on
   investments                        (916,931)            (15,615,748)             15,337,266             127,243,774
                                --------------          --------------          --------------          --------------
  Net increase (decrease)
   in net assets resulting
   from operations                    $791,031              $5,033,048             $16,781,771            $115,065,801
                                ==============          ==============          ==============          ==============


                                AMERICAN FUNDS          AMERICAN FUNDS          AMERICAN FUNDS
                              GROWTH-INCOME FUND      INTERNATIONAL FUND        NEW WORLD FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $18,070,092              $5,358,916              $3,697,509
                                --------------          --------------          --------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                          (20,896,024)             (6,151,420)             (1,972,457)
                                --------------          --------------          --------------
  Net investment income
   (loss)                           (2,825,932)               (792,504)              1,725,052
                                --------------          --------------          --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           9,024,902               2,155,488               1,024,442
 Net realized gain on
  distributions                     37,947,583              16,916,884               6,890,165
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             (10,935,887)             38,353,609              18,618,524
                                --------------          --------------          --------------
  Net gain (loss) on
   investments                      36,036,598              57,425,981              26,533,131
                                --------------          --------------          --------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $33,210,666             $56,633,477             $28,258,183
                                ==============          ==============          ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS             COLUMBIA                COLUMBIA
                                     GLOBAL SMALL          ASSET ALLOCATION         SMALL COMPANY
                                  CAPITALIZATION FUND           FUND VS             GROWTH FUND VS
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,171,769               $221,950                    $ --
                                     -------------            -----------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (2,582,311)              (158,266)               (441,966)
                                     -------------            -----------            ------------
  Net investment income (loss)           1,589,458                 63,684                (441,966)
                                     -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  1,382,287                  4,668                 241,360
 Net realized gain on
  distributions                         10,737,599                740,842                      --
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                  9,556,013               (274,516)              2,525,994
                                     -------------            -----------            ------------
  Net gain (loss) on
   investments                          21,675,899                470,994               2,767,354
                                     -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $23,265,357               $534,678              $2,325,388
                                     =============            ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA                                                          EVERGREEN VA
                                      LARGE CAP            EVERGREEN VA          EVERGREEN VA          INTERNATIONAL
                                    VALUE FUND VS          BALANCED FUND          GROWTH FUND           EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $535,934              $24,535                   $ --               $53,678
                                    -------------            ---------            -----------            ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (771,555)              (8,805)               (38,081)              (31,253)
                                    -------------            ---------            -----------            ----------
  Net investment income
   (loss)                                (235,621)              15,730                (38,081)               22,425
                                    -------------            ---------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   358,181                  740                  4,089                (1,553)
 Net realized gain on
  distributions                         2,552,725                   --                424,741               159,888
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                (2,296,772)              (1,388)              (245,370)                7,905
                                    -------------            ---------            -----------            ----------
  Net gain (loss) on
   investments                            614,134                 (648)               183,460               166,240
                                    -------------            ---------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $378,513              $15,082               $145,379              $188,665
                                    =============            =========            ===========            ==========

                                                         EVERGREEN VA           EVERGREEN VA
                                  EVERGREEN VA              SPECIAL              FUNDAMENTAL
                                   OMEGA FUND             VALUES FUND          LARGE CAP FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,203                 $293,812              $10,568
                                    ---------            -------------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (4,072)                (326,791)             (16,617)
                                    ---------            -------------            ---------
  Net investment income
   (loss)                              (2,869)                 (32,979)              (6,049)
                                    ---------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (26,033)                   5,838                9,832
 Net realized gain on
  distributions                            --                2,522,108               74,224
  Net unrealized appreciation
   (depreciation) of
   investments during the
   year                                21,339               (4,411,901)             (23,094)
                                    ---------            -------------            ---------
  Net gain (loss) on
   investments                         (4,694)              (1,883,955)              60,962
                                    ---------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(7,563)             $(1,916,934)             $54,913
                                    =========            =============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN                 FRANKLIN
                                    RISING DIVIDENDS               INCOME              LARGE CAP GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,037,694               $41,491,823                 $664,631
                                     --------------            --------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (6,778,833)              (21,700,949)              (1,622,662)
                                     --------------            --------------            -------------
  Net investment income (loss)            2,258,861                19,790,874                 (958,031)
                                     --------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     121,480                   532,965                  393,868
 Net realized gain on
  distributions                           5,543,192                 7,694,797                  654,351
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (27,575,354)              (10,860,054)               3,432,448
                                     --------------            --------------            -------------
  Net gain (loss) on
   investments                          (21,910,682)               (2,632,292)               4,480,667
                                     --------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(19,651,821)              $17,158,582               $3,522,636
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                      FRANKLIN               SMALL-MID CAP             FRANKLIN               FRANKLIN
                                 GLOBAL REAL ESTATE             GROWTH             SMALL CAP VALUE        STRATEGIC INCOME
                                   SECURITIES FUND          SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT          SUB-ACCOUNT (A)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $141,761                     $ --                 $ --               $10,705,165
                                    -------------            -------------             --------             -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (95,584)              (2,284,159)                (131)               (3,747,768)
                                    -------------            -------------             --------             -------------
  Net investment income
   (loss)                                  46,177               (2,284,159)                (131)                6,957,397
                                    -------------            -------------             --------             -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   322,778                1,496,033                  (92)                  158,211
 Net realized gain on
  distributions                           439,491                8,924,791                   --                   587,747
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,234,298)               2,240,702               (2,228)                  825,863
                                    -------------            -------------             --------             -------------
  Net gain (loss) on
   investments                         (1,472,029)              12,661,526               (2,320)                1,571,821
                                    -------------            -------------             --------             -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,425,852)             $10,377,367              $(2,451)               $8,529,218
                                    =============            =============             ========             =============


                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,629,767               $1,916,189               $5,571,929
                                    --------------            -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (14,253,536)              (1,424,635)              (5,026,436)
                                    --------------            -------------            -------------
  Net investment income
   (loss)                               (2,623,769)                 491,554                  545,493
                                    --------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,124,666                  434,535                2,233,837
 Net realized gain on
  distributions                         28,473,401                5,746,159               12,708,896
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (18,985,766)              11,023,732               19,272,853
                                    --------------            -------------            -------------
  Net gain (loss) on
   investments                          11,612,301               17,204,426               34,215,586
                                    --------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $8,988,532              $17,695,980              $34,761,079
                                    ==============            =============            =============

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH              MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $634,419                $7,986,509               $2,371,471
                                     -------------            --------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (55,004)              (10,668,215)              (2,964,089)
                                     -------------            --------------            -------------
  Net investment income (loss)             579,415                (2,681,706)                (592,618)
                                     -------------            --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     29,330                   618,529                  199,390
 Net realized gain on
  distributions                            831,891                25,482,518                1,950,839
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,157,122)              (22,113,561)              12,284,970
                                     -------------            --------------            -------------
  Net gain (loss) on
   investments                            (295,901)                3,987,486               14,435,199
                                     -------------            --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                             $283,514                $1,305,780              $13,842,581
                                     =============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN               FRANKLIN           HARTFORD                 HARTFORD
                                  FLEX CAP GROWTH         LARGE CAP VALUE       ADVISERS             TOTAL RETURN BOND
                                  SECURITIES FUND         SECURITIES FUND       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $21,843               $146,010            $621,488               $4,110,956
                                    ------------            -----------       -------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (325,939)              (146,921)           (690,151)              (1,752,694)
                                    ------------            -----------       -------------            -------------
  Net investment income
   (loss)                               (304,096)                  (911)            (68,663)               2,358,262
                                    ------------            -----------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   59,995                 20,384              48,469                 (257,245)
 Net realized gain on
  distributions                               --                  4,350           3,481,821                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,194,616               (241,829)         (1,821,233)                (196,219)
                                    ------------            -----------       -------------            -------------
  Net gain (loss) on
   investments                         2,254,611               (217,095)          1,709,057                 (453,464)
                                    ------------            -----------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,950,515              $(218,006)         $1,640,394               $1,904,798
                                    ============            ===========       =============            =============

                                      HARTFORD                  HARTFORD                  HARTFORD
                                CAPITAL APPRECIATION       DIVIDEND AND GROWTH       FUNDAMENTAL GROWTH
                                      HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (C)
-----------------------------  ---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $48,465                  $800,250                     $5
                                    -------------             -------------                -------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,547,730)               (1,230,325)                  (115)
                                    -------------             -------------                -------
  Net investment income
   (loss)                              (1,499,265)                 (430,075)                  (110)
                                    -------------             -------------                -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,738,623                 2,015,892                     17
 Net realized gain on
  distributions                        12,539,102                 4,453,240                    739
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,021,107)               (2,475,544)                   368
                                    -------------             -------------                -------
  Net gain (loss) on
   investments                         12,256,618                 3,993,588                  1,124
                                    -------------             -------------                -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,757,353                $3,563,513                 $1,014
                                    =============             =============                =======

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                     HARTFORD                HARTFORD            GLOBAL FINANCIAL
                                  GLOBAL ADVISERS      GLOBAL COMMUNICATIONS         SERVICES
                                     HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,698                    $45                      $33
                                     ---------                -------                ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (4,269)                   (94)                    (995)
                                     ---------                -------                ---------
  Net investment income (loss)          (2,571)                   (49)                    (962)
                                     ---------                -------                ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,295)                     1                    6,913
 Net realized gain on
  distributions                         21,346                  1,270                   13,761
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,949                    107                  (25,249)
                                     ---------                -------                ---------
  Net gain (loss) on
   investments                          43,000                  1,378                   (4,575)
                                     ---------                -------                ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $40,429                 $1,329                  $(5,537)
                                     =========                =======                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD               HARTFORD               HARTFORD
                                  GLOBAL HEALTH         GLOBAL GROWTH        GLOBAL TECHNOLOGY      DISCIPLINED EQUITY
                                     HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (D)          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $1,247                   $ --                 $6,500
                                    ----------            ----------             ----------              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (12,758)              (32,419)                (7,033)               (12,766)
                                    ----------            ----------             ----------              ---------
  Net investment income
   (loss)                              (12,758)              (31,172)                (7,033)                (6,266)
                                    ----------            ----------             ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,012               105,820                (51,650)                15,054
 Net realized gain on
  distributions                        108,206               225,920                     --                  2,877
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (87,681)              160,341                118,010                 45,751
                                    ----------            ----------             ----------              ---------
  Net gain (loss) on
   investments                          56,537               492,081                 66,360                 63,682
                                    ----------            ----------             ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $43,779              $460,909                $59,327                $57,416
                                    ==========            ==========             ==========              =========

                                    HARTFORD                HARTFORD                HARTFORD
                                     GROWTH           GROWTH OPPORTUNITIES         HIGH YIELD
                                    HLS FUND                HLS FUND                HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                     $45                 $31,963
                                    ---------               ---------               ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,123)                 (2,749)                 (6,453)
                                    ---------               ---------               ---------
  Net investment income
   (loss)                              (1,123)                 (2,704)                 25,510
                                    ---------               ---------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,460                   1,568                  (1,291)
 Net realized gain on
  distributions                         5,467                  34,151                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,139                   6,859                 (19,577)
                                    ---------               ---------               ---------
  Net gain (loss) on
   investments                         12,066                  42,578                 (20,868)
                                    ---------               ---------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $10,943                 $39,874                  $4,642
                                    =========               =========               =========

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    HARTFORD
                                     HARTFORD                HARTFORD             INTERNATIONAL
                                       INDEX           INTERNATIONAL GROWTH       SMALL COMPANY
                                     HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (E)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $13,635                  $1,779                 $3,154
                                     ---------              ----------              ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (18,800)                 (7,174)                (3,161)
                                     ---------              ----------              ---------
  Net investment income (loss)          (5,165)                 (5,395)                    (7)
                                     ---------              ----------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (51,944)                 29,906                    101
 Net realized gain on
  distributions                         54,955                  73,583                 34,358
 Net unrealized appreciation
  (depreciation) of
  investments during the year           63,366                  (3,166)               (19,790)
                                     ---------              ----------              ---------
  Net gain (loss) on
   investments                          66,377                 100,323                 14,669
                                     ---------              ----------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $61,212                 $94,928                $14,662
                                     =========              ==========              =========

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD
                                INTERNATIONAL             HARTFORD              HARTFORD               HARTFORD
                                OPPORTUNITIES              MIDCAP             MIDCAP VALUE           MONEY MARKET
                                   HLS FUND               HLS FUND              HLS FUND               HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $87,365                 $8,765               $1,174              $10,314,867
                                 ------------            -----------            ---------            -------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                            (208,769)               (68,077)              (7,370)              (3,926,765)
                                 ------------            -----------            ---------            -------------
  Net investment income
   (loss)                            (121,404)               (59,312)              (6,196)               6,388,102
                                 ------------            -----------            ---------            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            670,943                297,198               17,635                       --
 Net realized gain on
  distributions                     1,989,956                582,191               80,025                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (248,095)              (123,907)             (77,174)                     (10)
                                 ------------            -----------            ---------            -------------
  Net gain (loss) on
   investments                      2,412,804                755,482               20,486                      (10)
                                 ------------            -----------            ---------            -------------
  Net increase (decrease)
   in net assets resulting
   from operations                 $2,291,400               $696,170              $14,290               $6,388,092
                                 ============            ===========            =========            =============


                                   HARTFORD                 HARTFORD               HARTFORD
                              MORTGAGE SECURITIES        SMALL COMPANY          SMALLCAP GROWTH
                                   HLS FUND                 HLS FUND               HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $30,436                      $ --                   $35
                                   ---------              ------------             ---------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                             (7,536)                 (182,878)               (2,525)
                                   ---------              ------------             ---------
  Net investment income
   (loss)                             22,900                  (182,878)               (2,490)
                                   ---------              ------------             ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            (1,215)                  107,340                  (365)
 Net realized gain on
  distributions                           --                 1,312,375                12,187
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (12,627)                 (172,346)              (14,782)
                                   ---------              ------------             ---------
  Net gain (loss) on
   investments                       (13,842)                1,247,369                (2,960)
                                   ---------              ------------             ---------
  Net increase (decrease)
   in net assets resulting
   from operations                    $9,058                $1,064,491               $(5,450)
                                   =========              ============             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                          HARTFORD
                                  HARTFORD             U.S. GOVERNMENT          HARTFORD
                                    STOCK                SECURITIES               VALUE
                                  HLS FUND                HLS FUND              HLS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $207,474               $22,625                $1,723
                                -------------             ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges         (567,753)               (9,178)               (3,271)
                                -------------             ---------             ---------
  Net investment income (loss)       (360,279)               13,447                (1,548)
                                -------------             ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               647,632                 1,953                23,752
 Net realized gain on
  distributions                     3,912,998                    --                21,296
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (2,977,974)                1,248               (26,434)
                                -------------             ---------             ---------
  Net gain (loss) on
   investments                      1,582,656                 3,201                18,614
                                -------------             ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                      $1,222,377               $16,648               $17,066
                                =============             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD           HUNTINGTON VA           HUNTINGTON VA
                                 VALUE OPPORTUNITIES      EQUITY INCOME            INCOME                 DIVIDEND
                                      HLS FUND               HLS FUND            EQUITY FUND            CAPTURE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,633                $1,030                $38,315                 $245,052
                                      ---------              --------            -----------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (4,487)               (1,038)               (41,076)                (142,634)
                                      ---------              --------            -----------            -------------
  Net investment income
   (loss)                                (1,854)                   (8)                (2,761)                 102,418
                                      ---------              --------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   5,916                 3,718                 20,387                   14,009
 Net realized gain on
  distributions                          39,370                 1,893                 70,741                  345,714
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (59,949)               (2,411)              (134,852)              (1,180,471)
                                      ---------              --------            -----------            -------------
  Net gain (loss) on
   investments                          (14,663)                3,200                (43,724)                (820,748)
                                      ---------              --------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(16,517)               $3,192               $(46,485)               $(718,330)
                                      =========              ========            ===========            =============

                                                        HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP            HUNTINGTON VA
                                   GROWTH FUND           AMERICA FUND         NEW ECONOMY FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,691               $26,280                 $6,046
                                    ----------            ----------             ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (26,930)              (89,850)               (73,750)
                                    ----------            ----------             ----------
  Net investment income
   (loss)                              (21,239)              (63,570)               (67,704)
                                    ----------            ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 15,700                46,516                 34,482
 Net realized gain on
  distributions                            186                52,384                 72,933
 Net unrealized appreciation
  (depreciation) of
  investments during the year          188,302               226,354                308,888
                                    ----------            ----------             ----------
  Net gain (loss) on
   investments                         204,188               325,254                416,303
                                    ----------            ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $182,949              $261,684               $348,599
                                    ==========            ==========             ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                      ROTATING           INTERNATIONAL          HUNTINGTON VA
                                    MARKETS FUND          EQUITY FUND          MACRO 100 FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,551                  $389                 $4,924
                                     ----------            ----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (34,690)              (41,907)               (20,739)
                                     ----------            ----------            -----------
  Net investment income (loss)          (20,139)              (41,518)               (15,815)
                                     ----------            ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  23,756                 3,063                  3,296
 Net realized gain on
  distributions                          81,029                 4,358                199,643
 Net unrealized appreciation
  (depreciation) of
  investments during the year            20,150               317,622               (254,699)
                                     ----------            ----------            -----------
  Net gain (loss) on
   investments                          124,935               325,043                (51,760)
                                     ----------            ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $104,796              $283,525               $(67,575)
                                     ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HUNTINGTON VA                                        MFS                      MFS
                                    MORTGAGE             HUNTINGTON VA             CORE EQUITY               EMERGING
                                 SECURITIES FUND      SITUS SMALL CAP FUND            SERIES               GROWTH SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT (F)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $25,714                 $18,270                   $50,101                     $ --
                                    ---------              ----------              ------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (21,413)                (83,989)                 (246,166)                (330,766)
                                    ---------              ----------              ------------            -------------
  Net investment income
   (loss)                               4,301                 (65,719)                 (196,065)                (330,766)
                                    ---------              ----------              ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   138                   6,736                   114,392               (1,075,281)
 Net realized gain on
  distributions                           273                 301,070                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          25,937                  39,284                 1,395,286                4,604,082
                                    ---------              ----------              ------------            -------------
  Net gain (loss) on
   investments                         26,348                 347,090                 1,509,678                3,528,801
                                    ---------              ----------              ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $30,649                $281,371                $1,313,613               $3,198,035
                                    =========              ==========              ============            =============

                                        MFS                MFS                     MFS
                                   GLOBAL EQUITY       HIGH INCOME           INVESTORS GROWTH
                                      SERIES             SERIES                STOCK SERIES
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $220,159          $5,813,938                 $85,950
                                    -----------       -------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (197,698)         (1,509,662)               (445,080)
                                    -----------       -------------            ------------
  Net investment income
   (loss)                                22,461           4,304,276                (359,130)
                                    -----------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 299,322             (24,645)                300,947
 Net realized gain on
  distributions                         691,552                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (278,979)         (4,370,989)              2,367,727
                                    -----------       -------------            ------------
  Net gain (loss) on
   investments                          711,895          (4,395,634)              2,668,674
                                    -----------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $734,356            $(91,358)             $2,309,544
                                    ===========       =============            ============

(f)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS                     MFS                      MFS
                                  INVESTORS                MID CAP               NEW DISCOVERY
                                TRUST SERIES            GROWTH SERIES               SERIES
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,344,948                 $71,910                     $ --
                                -------------            ------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges       (3,005,351)               (766,470)              (1,937,168)
                                -------------            ------------            -------------
  Net investment income (loss)     (1,660,403)               (694,560)              (1,937,168)
                                -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               903,480               1,035,528                  408,724
 Net realized gain on
  distributions                     1,364,134               1,530,503                7,259,998
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,498,845               1,301,880               (5,756,874)
                                -------------            ------------            -------------
  Net gain (loss) on
   investments                     14,766,459               3,867,911                1,911,848
                                -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $13,106,056              $3,173,351                 $(25,320)
                                =============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                       MFS
                                    MFS                                         MFS                  RESEARCH
                               TOTAL RETURN             MFS                RESEARCH BOND          INTERNATIONAL
                                  SERIES           VALUE SERIES               SERIES                  SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                       $12,812,810            $540,325               $451,020                    $ --
                               -------------       -------------            -----------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges      (9,307,877)         (1,133,699)              (322,031)               (209,750)
                               -------------       -------------            -----------            ------------
  Net investment income
   (loss)                          3,504,933            (593,374)               128,989                (209,750)
                               -------------       -------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,573,542             242,714                 18,853                  38,503
 Net realized gain on
  distributions                   12,250,570             925,336                     --                  96,970
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (6,817,988)          2,463,723                338,722               1,070,746
                               -------------       -------------            -----------            ------------
  Net gain (loss) on
   investments                     7,006,124           3,631,773                357,575               1,206,219
                               -------------       -------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $10,511,057          $3,038,399               $486,564                $996,469
                               =============       =============            ===========            ============


                                                          BLACKROCK             BLACKROCK
                                       MFS              GLOBAL GROWTH       LARGE CAP GROWTH
                                 RESEARCH SERIES          V.I. FUND             V.I. FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $12,006               $3,101                $2,405
                                    ----------            ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (42,020)              (5,738)              (17,267)
                                    ----------            ---------             ---------
  Net investment income
   (loss)                              (30,014)              (2,637)              (14,862)
                                    ----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 11,061                2,572                79,028
 Net realized gain on
  distributions                             --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          228,404               83,460                (9,453)
                                    ----------            ---------             ---------
  Net gain (loss) on
   investments                         239,465               86,032                69,575
                                    ----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $209,451              $83,395               $54,713
                                    ==========            =========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   INTERNATIONAL
                                      GROWTH                U.S.               CAPITAL
                                    EQUITY FUND        MID CAP VALUE        OPPORTUNITIES
                                  SUB-ACCOUNT (G)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $85                 $239                 $ --
                                      -------             --------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (448)                (564)              (1,785)
                                      -------             --------            ---------
  Net investment income (loss)           (363)                (325)              (1,785)
                                      -------             --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    18                   14                  420
 Net realized gain on
  distributions                         1,309                4,145                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (422)              (3,639)              15,175
                                      -------             --------            ---------
  Net gain (loss) on
   investments                            905                  520               15,595
                                      -------             --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $542                 $195              $13,810
                                      =======             ========            =========

(g)  Funded as of February 8, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  DEVELOPING                               DIVIDEND
                                    GROWTH         FLEXIBLE INCOME          GROWTH            GLOBAL EQUITY
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT (G)      SUB-ACCOUNT (G)
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $15              $2,932                $55                  $23
                                    -------            --------              -----                -----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (138)               (758)               (85)                 (88)
                                    -------            --------              -----                -----
  Net investment income
   (loss)                              (123)              2,174                (30)                 (65)
                                    -------            --------              -----                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   6                   1                  1                    4
 Net realized gain on
  distributions                          --                  --                 --                  723
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,839              (1,286)                75                  (30)
                                    -------            --------              -----                -----
  Net gain (loss) on
   investments                        1,845              (1,285)                76                  697
                                    -------            --------              -----                -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,722                $889                $46                 $632
                                    =======            ========              =====                =====

                                        COLUMBIA             COLUMBIA                 COLUMBIA
                                 MARSICO INTERNATIONAL      HIGH YIELD            MARSICO FOCUSED
                                 OPPORTUNITIES FUND VS        FUND VS             EQUITIES FUND VS
                                      SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $42,859            $1,336,627                 $34,496
                                      ------------         -------------            ------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (818,861)             (542,579)               (600,264)
                                      ------------         -------------            ------------
  Net investment income
   (loss)                                 (776,002)              794,048                (565,768)
                                      ------------         -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  3,553,710               463,716               2,462,633
 Net realized gain on
  distributions                          1,559,685                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,912,729            (1,279,100)              1,284,808
                                      ------------         -------------            ------------
  Net gain (loss) on
   investments                           7,026,124              (815,384)              3,747,441
                                      ------------         -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $6,250,122              $(21,336)             $3,181,673
                                      ============         =============            ============

(g)  Funded as of February 8, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               COLUMBIA
                                       COLUMBIA                MARSICO                 COLUMBIA
                                       MARSICO               21ST CENTURY           MARSICO MIDCAP
                                    GROWTH FUND VS             FUND VS              GROWTH FUND VS
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $20,425                 $45,680                  $37,750
                                     ------------            ------------            -------------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (543,220)               (185,030)                (702,742)
                                     ------------            ------------            -------------
  Net investment income (loss)           (522,795)               (139,350)                (664,992)
                                     ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,823,943                 175,966                1,049,981
 Net realized gain on
  distributions                                --                 457,562                6,413,660
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,393,240                 906,613               (1,358,335)
                                     ------------            ------------            -------------
  Net gain (loss) on
   investments                          4,217,183               1,540,141                6,105,306
                                     ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,694,388              $1,400,791               $5,440,314
                                     ============            ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN               JPMORGAN               JPMORGAN               JPMORGAN
                                 INSURANCE TRUST       INSURANCE TRUST         INSURANCE TRUST        INSURANCE TRUST
                                    BALANCED              CORE BOND          DIVERSIFIED EQUITY      INTREPID MID CAP
                                  PORTFOLIO - 1         PORTFOLIO - 1           PORTFOLIO - 1          PORTFOLIO - 1
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $48,820              $2,169,284               $114,015                $46,660
                                    ---------            ------------            -----------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (27,702)               (784,231)              (184,486)              (145,587)
                                    ---------            ------------            -----------            -----------
  Net investment income
   (loss)                              21,118               1,385,053                (70,471)               (98,927)
                                    ---------            ------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                18,612                   8,792                 33,808                 (3,049)
 Net realized gain on
  distributions                         9,280                      --                484,553                591,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year          18,900                 929,109                471,689               (623,558)
                                    ---------            ------------            -----------            -----------
  Net gain (loss) on
   investments                         46,792                 937,901                990,050                (35,183)
                                    ---------            ------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $67,910              $2,322,954               $919,579              $(134,110)
                                    =========            ============            ===========            ===========

                                      JPMORGAN                JPMORGAN              JPMORGAN
                                  INSURANCE TRUST         INSURANCE TRUST        INSURANCE TRUST
                                    EQUITY INDEX          GOVERNMENT BOND        INTREPID GROWTH
                                   PORTFOLIO - 1           PORTFOLIO - 1          PORTFOLIO - 1
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $537,801                $922,043                 $687
                                    ------------            ------------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (641,888)               (308,436)             (13,044)
                                    ------------            ------------            ---------
  Net investment income
   (loss)                               (104,087)                613,607              (12,357)
                                    ------------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   24,880                   1,364                  824
 Net realized gain on
  distributions                               --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,245,495                 532,443               64,005
                                    ------------            ------------            ---------
  Net gain (loss) on
   investments                         1,270,375                 533,807               64,829
                                    ------------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,166,288              $1,147,414              $52,472
                                    ============            ============            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST
                                 DIVERSIFIED MID CAP      DIVERSIFIED MID CAP      JENNISON 20/20
                                 GROWTH PORTFOLIO - I     VALUE PORTFOLIO - I      FOCUS PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $210,601                 $440
                                     ------------            -------------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (229,764)                (185,386)              (5,877)
                                     ------------            -------------            ---------
  Net investment income (loss)           (229,764)                  25,215               (5,437)
                                     ------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    66,569                   22,996               10,387
 Net realized gain on
  distributions                         2,225,004                5,003,545               34,802
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (114,896)              (5,141,397)             (13,114)
                                     ------------            -------------            ---------
  Net gain (loss) on
   investments                          2,176,677                 (114,856)              32,075
                                     ------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,946,913                 $(89,641)             $26,638
                                     ============            =============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                       LEGG MASON
                                                                               PRUDENTIAL           PARTNERS VARIABLE
                                    JENNISON            PRUDENTIAL        SERIES INTERNATIONAL     CAPITAL AND INCOME
                                    PORTFOLIO         VALUE PORTFOLIO            GROWTH                 PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (H)       SUB-ACCOUNT (I)(J)(K)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $2,633                   $42                    $7,987
                                    ---------            ---------              --------               -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (11,101)              (4,466)                 (373)                   (5,276)
                                    ---------            ---------              --------               -----------
  Net investment income
   (loss)                             (11,101)              (1,833)                 (331)                    2,711
                                    ---------            ---------              --------               -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                29,770                5,603                 4,200                    57,303
 Net realized gain on
  distributions                            --               29,859                 1,617                    58,930
 Net unrealized appreciation
  (depreciation) of
  investments during the year          44,325              (30,952)               (1,159)                 (107,835)
                                    ---------            ---------              --------               -----------
  Net gain (loss) on
   investments                         74,095                4,510                 4,658                     8,398
                                    ---------            ---------              --------               -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $62,994               $2,677                $4,327                   $11,109
                                    =========            =========              ========               ===========

                                                            LEGG MASON
                                     LEGG MASON          PARTNERS VARIABLE       LEGG MASON
                                  PARTNERS VARIABLE         GLOBAL HIGH       PARTNERS VARIABLE
                                  FUNDAMENTAL VALUE         YIELD BOND            INVESTORS
                                      PORTFOLIO              PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (K)(L)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $38,687               $10,417              $11,359
                                     -----------             ---------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (39,537)               (2,634)             (13,591)
                                     -----------             ---------            ---------
  Net investment income
   (loss)                                   (850)                7,783               (2,232)
                                     -----------             ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  618,389                11,225               20,114
 Net realized gain on
  distributions                          267,653                   701               24,216
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (869,529)              (19,865)             (15,669)
                                     -----------             ---------            ---------
  Net gain (loss) on
   investments                            16,513                (7,939)              28,661
                                     -----------             ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $15,663                 $(156)             $26,429
                                     ===========             =========            =========

(h) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(i) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(j) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(k) From inception May 1, 2007 to December 31, 2007.

(l) Effective April 28, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                  WELLS FARGO
                                                                               ADVANTAGE VT ASSET
                                  GROWTH AND INCOME          COMSTOCK           ALLOCATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,095                 $2,939                 $306
                                       --------              ---------               ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (3,752)                (7,505)                (251)
                                       --------              ---------               ------
  Net investment income (loss)           (2,657)                (4,566)                  55
                                       --------              ---------               ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (11)                    79                    1
 Net realized gain on
  distributions                           2,949                  4,112                  210
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   (9,833)               (29,662)                 468
                                       --------              ---------               ------
  Net gain (loss) on
   investments                           (6,895)               (25,471)                 679
                                       --------              ---------               ------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(9,552)              $(30,037)                $734
                                       ========              =========               ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               WELLS FARGO                                                              WELLS FARGO
                               ADVANTAGE VT           WELLS FARGO                WELLS FARGO           ADVANTAGE VT
                               TOTAL RETURN       ADVANTAGE VT EQUITY         ADVANTAGE VT C&B         INTERNATIONAL
                                BOND FUND             INCOME FUND           LARGE CAP VALUE FUND         CORE FUND
                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT (M)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $381                    $485                      $21                      $1
                                  ------                --------                    -----                 -------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                           (112)                   (488)                     (10)                   (201)
                                  ------                --------                    -----                 -------
  Net investment income
   (loss)                            269                      (3)                      11                    (200)
                                  ------                --------                    -----                 -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            --                     (20)                      --                      83
 Net realized gain on
  distributions                       --                   2,116                       --                     775
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               120                  (1,714)                      (6)                    419
                                  ------                --------                    -----                 -------
  Net gain (loss) on
   investments                       120                     382                       (6)                  1,277
                                  ------                --------                    -----                 -------
  Net increase (decrease)
   in net assets resulting
   from operations                  $389                    $379                       $5                  $1,077
                                  ======                ========                    =====                 =======


                                   WELLS FARGO               WELLS FARGO            STI CLASSIC VT
                                ADVANTAGE VT LARGE        ADVANTAGE VT SMALL       LARGE CAP GROWTH
                               COMPANY GROWTH FUND         CAP GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT (N)
--------------------------  --------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                      $ --                    $31,064
                                      ------                    ------               ------------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                               (161)                     (127)                  (153,591)
                                      ------                    ------               ------------
  Net investment income
   (loss)                               (161)                     (127)                  (122,527)
                                      ------                    ------               ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions                47                       169                    150,978
 Net realized gain on
  distributions                           --                       984                    441,166
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                   602                      (209)                   458,970
                                      ------                    ------               ------------
  Net gain (loss) on
   investments                           649                       944                  1,051,114
                                      ------                    ------               ------------
  Net increase (decrease)
   in net assets resulting
   from operations                      $488                      $817                   $928,587
                                      ======                    ======               ============

(m) Funded as of November 27, 2007.

(n) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   STI CLASSIC VT         STI CLASSIC VT        STI CLASSIC VT
                                   LARGE CAP CORE          MID-CAP CORE         LARGE CAP VALUE
                                     EQUITY FUND            EQUITY FUND           EQUITY FUND
                                   SUB-ACCOUNT (O)        SUB-ACCOUNT (P)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $22,575                 $4,539              $78,352
                                     -----------            -----------            ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (39,274)               (41,069)             (97,262)
                                     -----------            -----------            ---------
  Net investment income (loss)           (16,699)               (36,530)             (18,910)
                                     -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  155,977                 38,293               65,320
 Net realized gain on
  distributions                          120,990                302,511                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (268,742)              (250,139)             (10,078)
                                     -----------            -----------            ---------
  Net gain (loss) on
   investments                             8,225                 90,665               55,242
                                     -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(8,474)               $54,135              $36,332
                                     ===========            ===========            =========

(o) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(p) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   AIM V.I.                 AIM V.I.
                                    BASIC                    CAPITAL                  AIM V.I.
                                  VALUE FUND            APPRECIATION FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,171,157)               $(776,811)                $(974,037)
 Net realized gain (loss) on
  security transactions              3,314,298                  898,208                 1,930,054
 Net realized gain on
  distributions                      4,751,678                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                          (6,879,867)               3,793,937                 6,567,795
                                --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            14,952                3,915,334                 7,523,812
                                --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                           3,225,728                1,686,865                 3,035,848
 Net transfers                      (7,130,378)              (3,614,791)               (5,891,460)
 Surrenders for benefit
  payments and fees                 (9,374,499)              (5,235,986)               (9,471,733)
 Net annuity transactions              (29,524)                      --                    (4,266)
                                --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (13,308,673)              (7,163,912)              (12,331,611)
                                --------------            -------------            --------------
 Net increase (decrease) in
  net assets                       (13,293,721)              (3,248,578)               (4,807,799)
NET ASSETS:
 Beginning of year                  95,272,920               42,958,520               123,092,537
                                --------------            -------------            --------------
 End of year                       $81,979,199              $39,709,942              $118,284,738
                                ==============            =============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.                 AIM V.I.            AIM V.I.             AIM V.I.
                                      GOVERNMENT                  HIGH           INTERNATIONAL         MID CAP CORE
                                   SECURITIES FUND             YIELD FUND         GROWTH FUND          EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $7,366,490                 $66,509            $(687,584)         $(1,981,820)
 Net realized gain (loss) on
  security transactions                    174,476                  24,754            1,561,880            1,256,125
 Net realized gain on
  distributions                                 --                      --                   --            1,726,513
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               5,068,661                 (98,175)           4,430,573            7,604,745
                                    --------------            ------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            12,609,627                  (6,912)           5,304,869            8,605,563
                                    --------------            ------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                              47,957,638                  16,270           26,048,476            6,609,028
 Net transfers                          45,661,523                 (69,088)          17,416,223           (3,907,374)
 Surrenders for benefit
  payments and fees                    (21,335,229)               (241,646)         (17,848,561)          (8,849,937)
 Net annuity transactions                  (15,551)                     --                1,285              (38,905)
                                    --------------            ------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     72,268,381                (294,464)          25,617,423           (6,187,188)
                                    --------------            ------------       --------------       --------------
 Net increase (decrease) in
  net assets                            84,878,008                (301,376)          30,922,292            2,418,375
NET ASSETS:
 Beginning of year                     230,584,280               1,611,029           45,037,237          116,407,263
                                    --------------            ------------       --------------       --------------
 End of year                          $315,462,288              $1,309,653          $75,959,529         $118,825,638
                                    ==============            ============       ==============       ==============

                                 AIM V.I.            AIM V.I.                 AIM V.I.
                                 SMALL CAP           LARGE CAP                CAPITAL
                                EQUITY FUND         GROWTH FUND           DEVELOPMENT FUND
                                SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(456,429)          $(433,037)                 $(182)
 Net realized gain (loss) on
  security transactions               19,969             507,296                     (1)
 Net realized gain on
  distributions                      900,342                  --                  7,480
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                           (46,345)          2,828,997                 (7,775)
                               -------------       -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         417,537           2,903,256                   (478)
                               -------------       -------------             ----------
UNIT TRANSACTIONS:
 Purchases                         8,761,799           1,649,449                 51,982
 Net transfers                     5,163,493             279,267                137,650
 Surrenders for benefit
  payments and fees               (1,163,296)         (2,843,508)                    (1)
 Net annuity transactions               (719)                 --                     --
                               -------------       -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               12,761,277            (914,792)               189,631
                               -------------       -------------             ----------
 Net increase (decrease) in
  net assets                      13,178,814           1,988,464                189,153
NET ASSETS:
 Beginning of year                19,892,773          22,408,790                     --
                               -------------       -------------             ----------
 End of year                     $33,071,587         $24,397,254               $189,153
                               =============       =============             ==========

(a)  From inception November 12, 2007 to December 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS            AMERICAN FUNDS
                                    AMERICAN FUNDS          GLOBAL GROWTH AND               ASSET
                                   GLOBAL BOND FUND            INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $539,085                  $516,669                $1,887,097
 Net realized gain (loss) on
  security transactions                     19,979                    75,524                 2,145,813
 Net realized gain on
  distributions                                 --                 4,112,634                16,571,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year              577,059                 3,186,260                 1,541,116
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,136,123                 7,891,087                22,145,459
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                               6,276,855                39,100,344                34,003,409
 Net transfers                          21,251,004                47,437,697                11,156,323
 Surrenders for benefit
  payments and fees                       (696,613)               (3,287,879)              (38,553,292)
 Net annuity transactions                       --                    (8,941)                   20,371
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     26,831,246                83,241,221                 6,626,811
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            27,967,369                91,132,308                28,772,270
NET ASSETS:
 Beginning of year                       2,888,001                43,380,082               472,999,970
                                     -------------            --------------            --------------
 End of year                           $30,855,370              $134,512,390              $501,772,240
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                                               AMERICAN
                                   BLUE CHIP INCOME           AMERICAN FUNDS            AMERICAN FUNDS            FUNDS
                                   AND GROWTH FUND              BOND FUND             GLOBAL GROWTH FUND       GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,707,962               $20,648,796                $1,444,505           $(12,177,973)
 Net realized gain (loss) on
  security transactions                  2,582,979                   253,528                 2,229,133             10,559,242
 Net realized gain on
  distributions                          7,830,862                        --                 5,755,377             83,188,818
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,330,772)              (15,869,276)                7,352,756             33,495,714
                                    --------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               791,031                 5,033,048                16,781,771            115,065,801
                                    --------------            --------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              18,228,692                30,808,775                18,675,589            150,942,396
 Net transfers                          (5,410,192)               34,910,080                 8,247,453             24,183,891
 Surrenders for benefit
  payments and fees                    (21,078,312)              (27,779,109)              (11,690,791)           (86,873,936)
 Net annuity transactions                       43                    35,841                    (2,154)               (47,856)
                                    --------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,259,769)               37,975,587                15,230,097             88,204,495
                                    --------------            --------------            --------------       ----------------
 Net increase (decrease) in
  net assets                            (7,468,738)               43,008,635                32,011,868            203,270,296
NET ASSETS:
 Beginning of year                     241,089,614               322,597,640               126,989,389          1,091,227,384
                                    --------------            --------------            --------------       ----------------
 End of year                          $233,620,876              $365,606,275              $159,001,257         $1,294,497,680
                                    ==============            ==============            ==============       ================


                                          AMERICAN FUNDS             AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH-INCOME FUND         INTERNATIONAL FUND          NEW WORLD FUND
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $(2,825,932)                $(792,504)               $1,725,052
 Net realized gain (loss) on
  security transactions                         9,024,902                 2,155,488                 1,024,442
 Net realized gain on
  distributions                                37,947,583                16,916,884                 6,890,165
 Net unrealized appreciation
  (depreciation) of
  investments during the year                 (10,935,887)               38,353,609                18,618,524
                                         ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                   33,210,666                56,633,477                28,258,183
                                         ----------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                    136,265,996                41,046,143                19,076,818
 Net transfers                                 18,167,306                 7,941,237                14,083,853
 Surrenders for benefit
  payments and fees                           (88,887,423)              (30,542,119)               (6,646,381)
 Net annuity transactions                        (148,819)                  (23,554)                    3,156
                                         ----------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                            65,397,060                18,421,707                26,517,446
                                         ----------------            --------------            --------------
 Net increase (decrease) in
  net assets                                   98,607,726                75,055,184                54,775,629
NET ASSETS:
 Beginning of year                          1,078,403,441               307,285,750                86,222,899
                                         ----------------            --------------            --------------
 End of year                               $1,177,011,167              $382,340,934              $140,998,528
                                         ================            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS              COLUMBIA                 COLUMBIA
                                      GLOBAL SMALL           ASSET ALLOCATION           SMALL COMPANY
                                  CAPITALIZATION FUND             FUND VS              GROWTH FUND VS
                                      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,589,458                  $63,684                $(441,966)
 Net realized gain (loss) on
  security transactions                   1,382,287                    4,668                  241,360
 Net realized gain on
  distributions                          10,737,599                  740,842                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                9,556,013                 (274,516)               2,525,994
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,265,357                  534,678                2,325,388
                                     --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               16,532,981                   40,317                  119,683
 Net transfers                            3,300,187                  134,774                 (862,110)
 Surrenders for benefit
  payments and fees                     (11,838,374)              (1,403,211)              (3,558,008)
 Net annuity transactions                    (3,715)                      --                  (16,459)
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       7,991,079               (1,228,120)              (4,316,894)
                                     --------------            -------------            -------------
 Net increase (decrease) in
  net assets                             31,256,436                 (693,442)              (1,991,506)
NET ASSETS:
 Beginning of year                      121,197,503                8,516,577               21,743,636
                                     --------------            -------------            -------------
 End of year                           $152,453,939               $7,823,135              $19,752,130
                                     ==============            =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      COLUMBIA                                                             EVERGREEN VA
                                      LARGE CAP             EVERGREEN VA           EVERGREEN VA           INTERNATIONAL
                                    VALUE FUND VS          BALANCED FUND           GROWTH FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(235,621)              $15,730                $(38,081)                $22,425
 Net realized gain (loss) on
  security transactions                   358,181                   740                   4,089                  (1,553)
 Net realized gain on
  distributions                         2,552,725                    --                 424,741                 159,888
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             (2,296,772)               (1,388)               (245,370)                  7,905
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              378,513                15,082                 145,379                 188,665
                                    -------------            ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                209,493               286,292                 524,639                 655,221
 Net transfers                            151,582                78,839                 292,885                 225,005
 Surrenders for benefit
  payments and fees                    (6,855,935)              (12,708)                (76,065)                (76,139)
 Net annuity transactions                 (74,326)                   --                    (592)                     --
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,569,186)              352,423                 740,867                 804,087
                                    -------------            ----------            ------------            ------------
 Net increase (decrease) in
  net assets                           (6,190,673)              367,505                 886,246                 992,752
NET ASSETS:
 Beginning of year                     39,247,262               365,970               1,521,081               1,304,808
                                    -------------            ----------            ------------            ------------
 End of year                          $33,056,589              $733,475              $2,407,327              $2,297,560
                                    =============            ==========            ============            ============

                                                     EVERGREEN VA            EVERGREEN VA
                                   EVERGREEN VA         SPECIAL              FUNDAMENTAL
                                    OMEGA FUND        VALUES FUND           LARGE CAP FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,869)           $(32,979)              $(6,049)
 Net realized gain (loss) on
  security transactions                (26,033)              5,838                 9,832
 Net realized gain on
  distributions                             --           2,522,108                74,224
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              21,339          (4,411,901)              (23,094)
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,563)         (1,916,934)               54,913
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                             112,960           3,706,199               240,670
 Net transfers                          27,050           2,616,991               (39,374)
 Surrenders for benefit
  payments and fees                    (10,700)           (635,976)               (9,097)
 Net annuity transactions                   --                (496)                   --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    129,310           5,686,718               192,199
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                           121,747           3,769,784               247,112
NET ASSETS:
 Beginning of year                     132,929          14,900,377               739,702
                                    ----------       -------------            ----------
 End of year                          $254,676         $18,670,161              $986,814
                                    ==========       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                        FRANKLIN              FRANKLIN                   FRANKLIN
                                    RISING DIVIDENDS           INCOME                LARGE CAP GROWTH
                                    SECURITIES FUND        SECURITIES FUND            SECURITIES FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,258,861             $19,790,874                $(958,031)
 Net realized gain (loss) on
  security transactions                     121,480                 532,965                  393,868
 Net realized gain on
  distributions                           5,543,192               7,694,797                  654,351
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (27,575,354)            (10,860,054)               3,432,448
                                     --------------       -----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (19,651,821)             17,158,582                3,522,636
                                     --------------       -----------------            -------------
UNIT TRANSACTIONS:
 Purchases                               82,090,247             211,165,726                7,883,305
 Net transfers                           31,807,691             112,576,654                4,746,778
 Surrenders for benefit
  payments and fees                     (22,154,055)            (73,690,540)              (5,941,368)
 Net annuity transactions                     9,414                  68,434                   (1,900)
                                     --------------       -----------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      91,753,297             250,120,274                6,686,815
                                     --------------       -----------------            -------------
 Net increase (decrease) in
  net assets                             72,101,476             267,278,856               10,209,451
NET ASSETS:
 Beginning of year                      330,849,672           1,053,591,906               76,643,302
                                     --------------       -----------------            -------------
 End of year                           $402,951,148          $1,320,870,762              $86,852,753
                                     ==============       =================            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                FRANKLIN
                                      FRANKLIN               SMALL-MID CAP              FRANKLIN                FRANKLIN
                                 GLOBAL REAL ESTATE              GROWTH             SMALL CAP VALUE         STRATEGIC INCOME
                                   SECURITIES FUND          SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT           SUB-ACCOUNT (A)           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $46,177               $(2,284,159)                $(131)               $6,957,397
 Net realized gain (loss) on
  security transactions                   322,778                 1,496,033                   (92)                  158,211
 Net realized gain on
  distributions                           439,491                 8,924,791                    --                   587,747
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             (2,234,298)                2,240,702                (2,228)                  825,863
                                    -------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,425,852)               10,377,367                (2,451)                8,529,218
                                    -------------            --------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                 13,202                12,190,154                34,299                24,033,666
 Net transfers                           (514,814)                2,530,923               117,908                26,078,522
 Surrenders for benefit
  payments and fees                      (940,520)               (9,752,300)                 (166)              (16,556,686)
 Net annuity transactions                     552                    (3,021)                   --                    (9,112)
                                    -------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,441,580)                4,965,756               152,041                33,546,390
                                    -------------            --------------            ----------            --------------
 Net increase (decrease) in
  net assets                           (2,867,432)               15,343,123               149,590                42,075,608
NET ASSETS:
 Beginning of year                      7,485,025               113,474,132                    --               183,648,300
                                    -------------            --------------            ----------            --------------
 End of year                           $4,617,593              $128,817,255              $149,590              $225,723,908
                                    =============            ==============            ==========            ==============


                                                                TEMPLETON                TEMPLETON
                                    MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,623,769)                $491,554                  $545,493
 Net realized gain (loss) on
  security transactions                  2,124,666                  434,535                 2,233,837
 Net realized gain on
  distributions                         28,473,401                5,746,159                12,708,896
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                             (18,985,766)              11,023,732                19,272,853
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,988,532               17,695,980                34,761,079
                                    --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             111,793,509               10,876,889                24,303,849
 Net transfers                          37,898,853                7,860,705                (3,386,953)
 Surrenders for benefit
  payments and fees                    (53,393,110)              (4,515,563)              (18,807,331)
 Net annuity transactions                   55,328                    1,589                       (10)
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     96,354,580               14,223,620                 2,109,555
                                    --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           105,343,112               31,919,600                36,870,634
NET ASSETS:
 Beginning of year                     718,948,540               64,695,499               256,910,028
                                    --------------            -------------            --------------
 End of year                          $824,291,652              $96,615,099              $293,780,662
                                    ==============            =============            ==============

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Formerly Franklin Real Estate Fund. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                     GLOBAL ASSET                 GROWTH               MUTUAL DISCOVERY
                                    ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $579,415               $(2,681,706)                $(592,618)
 Net realized gain (loss) on
  security transactions                     29,330                   618,529                   199,390
 Net realized gain on
  distributions                            831,891                25,482,518                 1,950,839
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,157,122)              (22,113,561)               12,284,970
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                               283,514                 1,305,780                13,842,581
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  36,374                85,597,126                35,644,729
 Net transfers                              36,704                20,161,436                23,533,673
 Surrenders for benefit
  payments and fees                       (519,089)              (36,192,463)              (11,107,688)
 Net annuity transactions                     (873)                  (18,602)                    2,615
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (446,884)               69,547,497                48,073,329
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                              (163,370)               70,853,277                61,915,910
NET ASSETS:
 Beginning of year                       3,677,276               545,511,343               131,173,703
                                     -------------            --------------            --------------
 End of year                            $3,513,906              $616,364,620              $193,089,613
                                     =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN           HARTFORD                  HARTFORD
                                   FLEX CAP GROWTH         LARGE CAP VALUE        ADVISERS             TOTAL RETURN BOND
                                   SECURITIES FUND         SECURITIES FUND        HLS FUND                  HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(304,096)                  $(911)           $(68,663)               $2,358,262
 Net realized gain (loss) on
  security transactions                    59,995                  20,384              48,469                  (257,245)
 Net realized gain on
  distributions                                --                   4,350           3,481,821                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,194,616                (241,829)         (1,821,233)                 (196,219)
                                    -------------            ------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,950,515                (218,006)          1,640,394                 1,904,798
                                    -------------            ------------       -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              3,015,572               1,720,855              89,721                   346,678
 Net transfers                          3,626,282               1,053,249          (1,333,530)                4,909,107
 Surrenders for benefit
  payments and fees                    (1,015,585)               (539,991)         (7,305,122)              (12,477,469)
 Net annuity transactions                  11,545                      --             (20,319)                  (15,286)
                                    -------------            ------------       -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,637,814               2,234,113          (8,569,250)               (7,236,970)
                                    -------------            ------------       -------------            --------------
 Net increase (decrease) in
  net assets                            7,588,329               2,016,107          (6,928,856)               (5,332,172)
NET ASSETS:
 Beginning of year                     15,463,988               6,969,495          38,308,251                86,839,290
                                    -------------            ------------       -------------            --------------
 End of year                          $23,052,317              $8,985,602         $31,379,395               $81,507,118
                                    =============            ============       =============            ==============

                                         HARTFORD                     HARTFORD                 HARTFORD
                                   CAPITAL APPRECIATION         DIVIDEND AND GROWTH       FUNDAMENTAL GROWTH
                                         HLS FUND                     HLS FUND                 HLS FUND
                                        SUB-ACCOUNT                 SUB-ACCOUNT             SUB-ACCOUNT (C)
-----------------------------  --------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(1,499,265)                $(430,075)                $(110)
 Net realized gain (loss) on
  security transactions                       2,738,623                 2,015,892                    17
 Net realized gain on
  distributions                              12,539,102                 4,453,240                   739
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (3,021,107)               (2,475,544)                  368
                                    -------------------            --------------               -------
 Net increase (decrease) in
  net assets resulting from
  operations                                 10,757,353                 3,563,513                 1,014
                                    -------------------            --------------               -------
UNIT TRANSACTIONS:
 Purchases                                      223,551                   221,487                    --
 Net transfers                               (1,877,504)               (1,138,680)                  385
 Surrenders for benefit
  payments and fees                         (14,212,715)               (9,381,066)                 (528)
 Net annuity transactions                       (29,364)                       --                    --
                                    -------------------            --------------               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (15,896,032)              (10,298,259)                 (143)
                                    -------------------            --------------               -------
 Net increase (decrease) in
  net assets                                 (5,138,679)               (6,734,746)                  871
NET ASSETS:
 Beginning of year                           80,522,925                62,286,507                 7,731
                                    -------------------            --------------               -------
 End of year                                $75,384,246               $55,551,761                $8,602
                                    ===================            ==============               =======

(c)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                      HARTFORD                HARTFORD                 GLOBAL
                                  GLOBAL ADVISERS       GLOBAL COMMUNICATIONS    FINANCIAL SERVICES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,571)                  $(49)                   $(962)
 Net realized gain (loss) on
  security transactions                  (2,295)                     1                    6,913
 Net realized gain on
  distributions                          21,346                  1,270                   13,761
 Net unrealized appreciation
  (depreciation) of
  investments during the year            23,949                    107                  (25,249)
                                     ----------                -------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             40,429                  1,329                   (5,537)
                                     ----------                -------                ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --                       --
 Net transfers                               62                    440                        5
 Surrenders for benefit
  payments and fees                     (79,307)                    (8)                 (19,641)
 Net annuity transactions                    --                     --                       --
                                     ----------                -------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (79,245)                   432                  (19,636)
                                     ----------                -------                ---------
 Net increase (decrease) in
  net assets                            (38,816)                 1,761                  (25,173)
NET ASSETS:
 Beginning of year                      324,965                  5,979                   83,637
                                     ----------                -------                ---------
 End of year                           $286,149                 $7,740                  $58,464
                                     ==========                =======                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                HARTFORD               HARTFORD               HARTFORD
                                   GLOBAL HEALTH          GLOBAL GROWTH         GLOBAL TECHNOLOGY     DISCIPLINED EQUITY
                                     HLS FUND                HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (D)           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(12,758)               $(31,172)               $(7,033)               $(6,266)
 Net realized gain (loss) on
  security transactions                  36,012                 105,820                (51,650)                15,054
 Net realized gain on
  distributions                         108,206                 225,920                     --                  2,877
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (87,681)                160,341                118,010                 45,751
                                    -----------            ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             43,779                 460,909                 59,327                 57,416
                                    -----------            ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                   4,421                     --                    677
 Net transfers                          (32,215)                (87,948)                 5,685                 27,438
 Surrenders for benefit
  payments and fees                    (265,775)               (789,773)              (191,560)              (168,935)
 Net annuity transactions                    --                      --                     --                     --
                                    -----------            ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (297,990)               (873,300)              (185,875)              (140,820)
                                    -----------            ------------            -----------            -----------
 Net increase (decrease) in
  net assets                           (254,211)               (412,391)              (126,548)               (83,404)
NET ASSETS:
 Beginning of year                      974,081               2,449,492                529,139                923,356
                                    -----------            ------------            -----------            -----------
 End of year                           $719,870              $2,037,101               $402,591               $839,952
                                    ===========            ============            ===========            ===========

                                    HARTFORD                HARTFORD                HARTFORD
                                     GROWTH           GROWTH OPPORTUNITIES         HIGH YIELD
                                    HLS FUND                HLS FUND                HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,123)                $(2,704)                $25,510
 Net realized gain (loss) on
  security transactions                 1,460                   1,568                  (1,291)
 Net realized gain on
  distributions                         5,467                  34,151                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,139                   6,859                 (19,577)
                                    ---------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,943                  39,874                   4,642
                                    ---------              ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                127                     680                      --
 Net transfers                          4,326                  47,085                  12,667
 Surrenders for benefit
  payments and fees                   (24,618)                (41,032)                (89,188)
 Net annuity transactions                  --                      --                      --
                                    ---------              ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (20,165)                  6,733                 (76,521)
                                    ---------              ----------              ----------
 Net increase (decrease) in
  net assets                           (9,222)                 46,607                 (71,879)
NET ASSETS:
 Beginning of year                     90,253                 172,869                 490,775
                                    ---------              ----------              ----------
 End of year                          $81,031                $219,476                $418,896
                                    =========              ==========              ==========

(d) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                       HARTFORD                HARTFORD             INTERNATIONAL
                                        INDEX            INTERNATIONAL GROWTH       SMALL COMPANY
                                       HLS FUND                HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (E)          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,165)                $(5,395)                   $(7)
 Net realized gain (loss) on
  security transactions                   (51,944)                 29,906                    101
 Net realized gain on
  distributions                            54,955                  73,583                 34,358
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                 63,366                  (3,166)               (19,790)
                                     ------------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               61,212                  94,928                 14,662
                                     ------------             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                  1,800                     932                    115
 Net transfers                           (193,804)                 26,614                 24,901
 Surrenders for benefit
  payments and fees                      (477,972)               (276,980)               (33,171)
 Net annuity transactions                      --                      --                     --
                                     ------------             -----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (669,976)               (249,434)                (8,155)
                                     ------------             -----------             ----------
 Net increase (decrease) in
  net assets                             (608,764)               (154,506)                 6,507
NET ASSETS:
 Beginning of year                      1,553,347                 562,048                208,527
                                     ------------             -----------             ----------
 End of year                             $944,583                $407,542               $215,034
                                     ============             ===========             ==========

(e) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD
                               INTERNATIONAL         HARTFORD                HARTFORD            HARTFORD
                               OPPORTUNITIES          MIDCAP               MIDCAP VALUE        MONEY MARKET
                                 HLS FUND            HLS FUND                HLS FUND            HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(121,404)           $(59,312)               $(6,196)          $6,388,102
 Net realized gain (loss) on
  security transactions              670,943             297,198                 17,635                   --
 Net realized gain on
  distributions                    1,989,956             582,191                 80,025                   --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                          (248,095)           (123,907)               (77,174)                 (10)
                               -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,291,400             696,170                 14,290            6,388,092
                               -------------       -------------            -----------       --------------
UNIT TRANSACTIONS:
 Purchases                            61,607               6,000                     --           27,437,802
 Net transfers                       128,047             (84,067)               (20,419)         174,324,045
 Surrenders for benefit
  payments and fees               (2,322,020)         (2,413,802)              (133,527)         (99,982,404)
 Net annuity transactions               (604)                 --                     --               32,604
                               -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,132,970)         (2,491,869)              (153,946)         101,812,047
                               -------------       -------------            -----------       --------------
 Net increase (decrease) in
  net assets                         158,430          (1,795,699)              (139,656)         108,200,139
NET ASSETS:
 Beginning of year                10,553,826           5,406,417                529,422          163,266,318
                               -------------       -------------            -----------       --------------
 End of year                     $10,712,256          $3,610,718               $389,766         $271,466,457
                               =============       =============            ===========       ==============


                                           HARTFORD                HARTFORD                HARTFORD
                                     MORTGAGE SECURITIES         SMALL COMPANY         SMALLCAP GROWTH
                                           HLS FUND                HLS FUND                HLS FUND
                                         SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $22,900                 $(182,878)              $(2,490)
 Net realized gain (loss) on
  security transactions                       (1,215)                  107,340                  (365)
 Net realized gain on
  distributions                                   --                 1,312,375                12,187
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                   (12,627)                 (172,346)              (14,782)
                                          ----------             -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                                   9,058                 1,064,491                (5,450)
                                          ----------             -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                        --                    14,129                   745
 Net transfers                               214,486                   (39,498)                7,838
 Surrenders for benefit
  payments and fees                          (54,943)               (1,912,477)              (27,898)
 Net annuity transactions                         --                        --                    --
                                          ----------             -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          159,543                (1,937,846)              (19,315)
                                          ----------             -------------            ----------
 Net increase (decrease) in
  net assets                                 168,601                  (873,355)              (24,765)
NET ASSETS:
 Beginning of year                           418,977                 9,451,574               176,351
                                          ----------             -------------            ----------
 End of year                                $587,578                $8,578,219              $151,586
                                          ==========             =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             U.S. GOVERNMENT           HARTFORD
                                         STOCK                SECURITIES                VALUE
                                       HLS FUND                HLS FUND               HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(360,279)               $13,447                $(1,548)
 Net realized gain (loss) on
  security transactions                    647,632                  1,953                 23,752
 Net realized gain on
  distributions                          3,912,998                     --                 21,296
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,977,974)                 1,248                (26,434)
                                     -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,222,377                 16,648                 17,066
                                     -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                  97,076                    471                     --
 Net transfers                            (836,935)                23,491                (22,868)
 Surrenders for benefit
  payments and fees                     (5,291,736)              (106,652)               (85,448)
 Net annuity transactions                       --                     --                     --
                                     -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,031,595)               (82,690)              (108,316)
                                     -------------            -----------            -----------
 Net increase (decrease) in
  net assets                            (4,809,218)               (66,042)               (91,250)
NET ASSETS:
 Beginning of year                      30,943,820                684,350                255,994
                                     -------------            -----------            -----------
 End of year                           $26,134,602               $618,308               $164,744
                                     =============            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD              HARTFORD            HUNTINGTON VA            HUNTINGTON VA
                             VALUE OPPORTUNITIES       EQUITY INCOME             INCOME                 DIVIDEND
                                   HLS FUND              HLS FUND             EQUITY FUND             CAPTURE FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(1,854)                  $(8)                $(2,761)                $102,418
 Net realized gain (loss)
  on security transactions             5,916                 3,718                  20,387                   14,009
 Net realized gain on
  distributions                       39,370                 1,893                  70,741                  345,714
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               (59,949)               (2,411)               (134,852)              (1,180,471)
                                  ----------             ---------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                    (16,517)                3,192                 (46,485)                (718,330)
                                  ----------             ---------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                               775                    --                 730,219                3,041,234
 Net transfers                       (23,900)               39,131                 208,514                  793,085
 Surrenders for benefit
  payments and fees                  (50,035)              (39,873)               (252,262)                (549,070)
 Net annuity transactions                 --                    --                      --                       --
                                  ----------             ---------            ------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (73,160)                 (742)                686,471                3,285,249
                                  ----------             ---------            ------------            -------------
 Net increase (decrease)
  in net assets                      (89,677)                2,450                 639,986                2,566,919
NET ASSETS:
 Beginning of year                   334,880                54,906               1,799,028                5,823,551
                                  ----------             ---------            ------------            -------------
 End of year                        $245,203               $57,356              $2,439,014               $8,390,470
                                  ==========             =========            ============            =============

                                                        HUNTINGTON VA
                                HUNTINGTON VA              MID CORP             HUNTINGTON VA
                                 GROWTH FUND             AMERICA FUND          NEW ECONOMY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(21,239)               $(63,570)               $(67,704)
 Net realized gain (loss)
  on security transactions             15,700                  46,516                  34,482
 Net realized gain on
  distributions                           186                  52,384                  72,933
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                188,302                 226,354                 308,888
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     182,949                 261,684                 348,599
                                 ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                            851,173               1,389,344               1,744,269
 Net transfers                        259,440                 273,712                 329,184
 Surrenders for benefit
  payments and fees                  (163,235)               (402,783)               (229,166)
 Net annuity transactions                  --                      --                      --
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              947,378               1,260,273               1,844,287
                                 ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     1,130,327               1,521,957               2,192,886
NET ASSETS:
 Beginning of year                    956,569               3,792,886               2,915,666
                                 ------------            ------------            ------------
 End of year                       $2,086,896              $5,314,843              $5,108,552
                                 ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                       ROTATING             INTERNATIONAL           HUNTINGTON VA
                                     MARKETS FUND            EQUITY FUND            MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(20,139)               $(41,518)               $(15,815)
 Net realized gain (loss) on
  security transactions                    23,756                   3,063                   3,296
 Net realized gain on
  distributions                            81,029                   4,358                 199,643
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,150                 317,622                (254,699)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              104,796                 283,525                 (67,575)
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                655,786               2,052,768                 538,571
 Net transfers                            130,484                 887,979                 107,313
 Surrenders for benefit
  payments and fees                      (100,065)               (166,022)               (130,405)
 Net annuity transactions                      --                      --                      --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       686,205               2,774,725                 515,479
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                              791,001               3,058,250                 447,904
NET ASSETS:
 Beginning of year                      1,387,064               1,140,989                 903,540
                                     ------------            ------------            ------------
 End of year                           $2,178,065              $4,199,239              $1,351,444
                                     ============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                           MFS                      MFS
                                   MORTGAGE              HUNTINGTON VA              CORE EQUITY                EMERGING
                               SECURITIES FUND        SITUS SMALL CAP FUND            SERIES                GROWTH SERIES
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT (F)            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $4,301                 $(65,719)                $(196,065)                $(330,766)
 Net realized gain (loss)
  on security transactions                138                    6,736                   114,392                (1,075,281)
 Net realized gain on
  distributions                           273                  301,070                        --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 25,937                   39,284                 1,395,286                 4,604,082
                                 ------------             ------------             -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from operations                      30,649                  281,371                 1,313,613                 3,198,035
                                 ------------             ------------             -------------            --------------
UNIT TRANSACTIONS:
 Purchases                            851,322                2,212,792                   135,052                 1,443,310
 Net transfers                        350,074                  444,097                  (782,736)                2,509,484
 Surrenders for benefit
  payments and fees                   (97,292)                (302,663)               (2,503,095)               (2,301,773)
 Net annuity transactions                  --                       --                        --                        --
                                 ------------             ------------             -------------            --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,104,104                2,354,226                (3,150,779)                1,651,021
                                 ------------             ------------             -------------            --------------
 Net increase (decrease)
  in net assets                     1,134,753                2,635,597                (1,837,166)                4,849,056
NET ASSETS:
 Beginning of year                    654,181                3,107,920                14,345,462                17,986,994
                                 ------------             ------------             -------------            --------------
 End of year                       $1,788,934               $5,743,517               $12,508,296               $22,836,050
                                 ============             ============             =============            ==============

                                 MFS                 MFS                      MFS
                            GLOBAL EQUITY        HIGH INCOME           INVESTORS GROWTH
                               SERIES              SERIES                STOCK SERIES
                             SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                          $22,461          $4,304,276                $(359,130)
 Net realized gain (loss)
  on security transactions        299,322             (24,645)                 300,947
 Net realized gain on
  distributions                   691,552                  --                       --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                           (278,979)         (4,370,989)               2,367,727
                            -------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from operations                 734,356             (91,358)               2,309,544
                            -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                      1,028,628           5,264,747                  945,203
 Net transfers                   (587,259)          1,092,820               (2,198,200)
 Surrenders for benefit
  payments and fees            (1,200,118)         (7,402,038)              (2,959,869)
 Net annuity transactions              --              (8,035)                  (1,168)
                            -------------       -------------            -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions         (758,749)         (1,052,506)              (4,214,034)
                            -------------       -------------            -------------
 Net increase (decrease)
  in net assets                   (24,393)         (1,143,864)              (1,904,490)
NET ASSETS:
 Beginning of year             10,733,651          82,023,478               26,105,754
                            -------------       -------------            -------------
 End of year                  $10,709,258         $80,879,614              $24,201,264
                            =============       =============            =============

(f)  Formerly MFS Capital Opportunities Series. Change effective May 1, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     MFS                       MFS                 MFS
                                  INVESTORS                  MID CAP          NEW DISCOVERY
                                 TRUST SERIES             GROWTH SERIES           SERIES
                                 SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,660,403)               $(694,560)         $(1,937,168)
 Net realized gain (loss) on
  security transactions                903,480                1,035,528              408,724
 Net realized gain on
  distributions                      1,364,134                1,530,503            7,259,998
 Net unrealized appreciation
  (depreciation) of
  investments during the year       12,498,845                1,301,880           (5,756,874)
                                --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        13,106,056                3,173,351              (25,320)
                                --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          24,879,409                1,308,605           15,058,060
 Net transfers                       7,527,705               (3,142,948)             853,105
 Surrenders for benefit
  payments and fees                (12,728,747)              (2,793,753)          (7,451,264)
 Net annuity transactions               (5,082)                      --               (2,318)
                                --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 19,673,285               (4,628,096)           8,457,583
                                --------------            -------------       --------------
 Net increase (decrease) in
  net assets                        32,779,341               (1,454,745)           8,432,263
NET ASSETS:
 Beginning of year                 147,797,096               41,556,832           96,615,291
                                --------------            -------------       --------------
 End of year                      $180,576,437              $40,102,087         $105,047,554
                                ==============            =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                      MFS
                                    MFS                                           MFS              RESEARCH
                                TOTAL RETURN             MFS                 RESEARCH BOND       INTERNATIONAL
                                   SERIES           VALUE SERIES                SERIES              SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,504,933           $(593,374)                $128,989           $(209,750)
 Net realized gain (loss) on
  security transactions             1,573,542             242,714                   18,853              38,503
 Net realized gain on
  distributions                    12,250,570             925,336                       --              96,970
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (6,817,988)          2,463,723                  338,722           1,070,746
                               --------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       10,511,057           3,038,399                  486,564             996,469
                               --------------       -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                         75,398,526          18,978,767                8,414,225           7,705,374
 Net transfers                     26,817,075          10,747,299               10,521,556           4,706,847
 Surrenders for benefit
  payments and fees               (37,979,800)         (6,715,753)              (1,827,395)           (507,779)
 Net annuity transactions             (52,322)              1,290                       --                  --
                               --------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                64,183,479          23,011,603               17,108,386          11,904,442
                               --------------       -------------            -------------       -------------
 Net increase (decrease) in
  net assets                       74,694,536          26,050,002               17,594,950          12,900,911
NET ASSETS:
 Beginning of year                470,084,945          50,753,521               11,129,365           7,356,189
                               --------------       -------------            -------------       -------------
 End of year                     $544,779,481         $76,803,523              $28,724,315         $20,257,100
                               ==============       =============            =============       =============


                                                            BLACKROCK              BLACKROCK
                                        MFS               GLOBAL GROWTH            LARGE CAP
                                  RESEARCH SERIES           V.I. FUND          GROWTH V.I. FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(30,014)              $(2,637)              $(14,862)
 Net realized gain (loss) on
  security transactions                   11,061                 2,572                 79,028
 Net realized gain on
  distributions                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            228,404                83,460                 (9,453)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             209,451                83,395                 54,713
                                    ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                             1,138,566                    --                 26,968
 Net transfers                           974,595                (1,800)                11,364
 Surrenders for benefit
  payments and fees                      (67,497)                   (1)              (175,821)
 Net annuity transactions                     --                    --                     --
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,045,664                (1,801)              (137,489)
                                    ------------            ----------            -----------
 Net increase (decrease) in
  net assets                           2,255,115                81,594                (82,776)
NET ASSETS:
 Beginning of year                     1,495,769               244,810                947,734
                                    ------------            ----------            -----------
 End of year                          $3,750,884              $326,404               $864,958
                                    ============            ==========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                   INTERNATIONAL
                                      GROWTH                U.S.                CAPITAL
                                    EQUITY FUND         MID CAP VALUE        OPPORTUNITIES
                                  SUB-ACCOUNT (G)        SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(363)               $(325)              $(1,785)
 Net realized gain (loss) on
  security transactions                     18                   14                   420
 Net realized gain on
  distributions                          1,309                4,145                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (422)              (3,639)               15,175
                                     ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               542                  195                13,810
                                     ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                              54,954               29,229               116,021
 Net transfers                           7,782                2,518                47,269
 Surrenders for benefit
  payments and fees                          1                   --                  (112)
 Net annuity transactions                   --                   --                    --
                                     ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     62,737               31,747               163,178
                                     ---------            ---------            ----------
 Net increase (decrease) in
  net assets                            63,279               31,942               176,988
NET ASSETS:
 Beginning of year                          --                9,559                16,204
                                     ---------            ---------            ----------
 End of year                           $63,279              $41,501              $193,192
                                     =========            =========            ==========

(g)  Funded as of February 8, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   DEVELOPING                                 DIVIDEND
                                     GROWTH           FLEXIBLE INCOME          GROWTH            GLOBAL EQUITY
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (G)      SUB-ACCOUNT (G)
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(123)              $2,174                $(30)                $(65)
 Net realized gain (loss) on
  security transactions                     6                    1                   1                    4
 Net realized gain on
  distributions                            --                   --                  --                  723
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,839               (1,286)                 75                  (30)
                                    ---------            ---------             -------              -------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,722                  889                  46                  632
                                    ---------            ---------             -------              -------
UNIT TRANSACTIONS:
 Purchases                              1,800               28,000                  --                   --
 Net transfers                          2,021               50,584               7,737                7,709
 Surrenders for benefit
  payments and fees                       (32)                  (1)                 --                   --
 Net annuity transactions                  --                   --                  --                   --
                                    ---------            ---------             -------              -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,789               78,583               7,737                7,709
                                    ---------            ---------             -------              -------
 Net increase (decrease) in
  net assets                            5,511               79,472               7,783                8,341
NET ASSETS:
 Beginning of year                      6,516               15,128                  --                   --
                                    ---------            ---------             -------              -------
 End of year                          $12,027              $94,600              $7,783               $8,341
                                    =========            =========             =======              =======

                                       COLUMBIA             COLUMBIA                 COLUMBIA
                                 MARSICO INTERNATIONAL     HIGH YIELD             MARSICO FOCUSED
                                 OPPORTUNITIES FUND VS       FUND VS             EQUITIES FUND VS
                                      SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(776,002)            $794,048                $(565,768)
 Net realized gain (loss) on
  security transactions                  3,553,710              463,716                2,462,633
 Net realized gain on
  distributions                          1,559,685                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,912,729           (1,279,100)               1,284,808
                                     -------------        -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             6,250,122              (21,336)               3,181,673
                                     -------------        -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 160,030              125,312                  190,058
 Net transfers                          (2,289,310)            (207,048)                (778,024)
 Surrenders for benefit
  payments and fees                     (6,362,524)          (4,944,868)              (4,630,896)
 Net annuity transactions                  (27,435)                  --                  (39,037)
                                     -------------        -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,519,239)          (5,026,604)              (5,257,899)
                                     -------------        -------------            -------------
 Net increase (decrease) in
  net assets                            (2,269,117)          (5,047,940)              (2,076,226)
NET ASSETS:
 Beginning of year                      40,308,087           28,836,413               30,381,566
                                     -------------        -------------            -------------
 End of year                           $38,038,970          $23,788,473              $28,305,340
                                     =============        =============            =============

(g)  Funded as of February 8, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           COLUMBIA
                                       COLUMBIA             MARSICO                 COLUMBIA
                                        MARSICO          21ST CENTURY            MARSICO MIDCAP
                                    GROWTH FUND VS          FUND VS              GROWTH FUND VS
                                      SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(522,795)          $(139,350)               $(664,992)
 Net realized gain (loss) on
  security transactions                  1,823,943             175,966                1,049,981
 Net realized gain on
  distributions                                 --             457,562                6,413,660
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,393,240             906,613               (1,358,335)
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,694,388           1,400,791                5,440,314
                                     -------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 149,207              31,034                  208,263
 Net transfers                          (1,378,756)            702,429               (1,917,309)
 Surrenders for benefit
  payments and fees                     (4,704,596)         (1,260,183)              (5,656,651)
 Net annuity transactions                       --                  --                       --
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,934,145)           (526,720)              (7,365,697)
                                     -------------       -------------            -------------
 Net increase (decrease) in
  net assets                            (2,239,757)            874,071               (1,925,383)
NET ASSETS:
 Beginning of year                      27,165,356           8,365,881               34,169,377
                                     -------------       -------------            -------------
 End of year                           $24,925,599          $9,239,952              $32,243,994
                                     =============       =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                JPMORGAN                 JPMORGAN                 JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                      BALANCED                CORE BOND           DIVERSIFIED EQUITY        INTREPID MID CAP
                                   PORTFOLIO - 1            PORTFOLIO - 1            PORTFOLIO - 1            PORTFOLIO - 1
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $21,118               $1,385,053                 $(70,471)                $(98,927)
 Net realized gain (loss) on
  security transactions                   18,612                    8,792                   33,808                   (3,049)
 Net realized gain on
  distributions                            9,280                       --                  484,553                  591,424
 Net unrealized appreciation
  (depreciation) of
  investments during the year             18,900                  929,109                  471,689                 (623,558)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              67,910                2,322,954                  919,579                 (134,110)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                99,917                7,562,645                1,354,991                2,406,776
 Net transfers                           138,615                9,669,206                  107,553                2,791,022
 Surrenders for benefit
  payments and fees                     (206,386)              (2,513,238)                (508,410)                (376,224)
 Net annuity transactions                     --                       --                       --                       --
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       32,146               14,718,613                  954,134                4,821,574
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             100,056               17,041,567                1,873,713                4,687,464
NET ASSETS:
 Beginning of year                     1,646,833               39,591,067                9,872,290                5,885,468
                                    ------------            -------------            -------------            -------------
 End of year                          $1,746,889              $56,632,634              $11,746,003              $10,572,932
                                    ============            =============            =============            =============

                                      JPMORGAN                 JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                    EQUITY INDEX            GOVERNMENT BOND         INTREPID GROWTH
                                    PORTFOLIO - 1            PORTFOLIO - 1           PORTFOLIO - 1
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(104,087)                $613,607                $(12,357)
 Net realized gain (loss) on
  security transactions                    24,880                    1,364                     824
 Net realized gain on
  distributions                                --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,245,495                  532,443                  64,005
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,166,288                1,147,414                  52,472
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              6,056,108                2,814,380                 857,148
 Net transfers                          3,237,110                3,723,385                 733,390
 Surrenders for benefit
  payments and fees                    (1,940,607)                (992,457)                (42,657)
 Net annuity transactions                      --                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,352,611                5,545,308               1,547,881
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            8,518,899                6,692,722               1,600,353
NET ASSETS:
 Beginning of year                     34,248,560               15,768,072                 251,987
                                    -------------            -------------            ------------
 End of year                          $42,767,459              $22,460,794              $1,852,340
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST          INSURANCE TRUST
                                  DIVERSIFIED MID CAP      DIVERSIFIED MID CAP       JENNISON 20/20
                                 GROWTH PORTFOLIO - 1      VALUE PORTFOLIO - 1      FOCUS PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(229,764)                 $25,215               $(5,437)
 Net realized gain (loss) on
  security transactions                     66,569                   22,996                10,387
 Net realized gain on
  distributions                          2,225,004                5,003,545                34,802
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                (114,896)              (5,141,397)              (13,114)
                                     -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,946,913                  (89,641)               26,638
                                     -------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,356,802                  417,282                   920
 Net transfers                             205,543                 (134,437)               62,911
 Surrenders for benefit
  payments and fees                       (791,306)                (544,952)              (24,206)
 Net annuity transactions                       --                       --                    --
                                     -------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        771,039                 (262,107)               39,625
                                     -------------            -------------            ----------
 Net increase (decrease) in
  net assets                             2,717,952                 (351,748)               66,263
NET ASSETS:
 Beginning of year                      12,211,142               11,038,250               311,417
                                     -------------            -------------            ----------
 End of year                           $14,929,094              $10,686,502              $377,680
                                     =============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                         LEGG MASON
                                                                                 PRUDENTIAL           PARTNERS VARIABLE
                                     JENNISON              PRUDENTIAL       SERIES INTERNATIONAL     CAPITAL AND INCOME
                                     PORTFOLIO          VALUE PORTFOLIO            GROWTH                 PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT (H)      SUB-ACCOUNT (I)(J)(K)
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(11,101)              $(1,833)                $(331)                  $2,711
 Net realized gain (loss) on
  security transactions                  29,770                 5,603                 4,200                   57,303
 Net realized gain on
  distributions                              --                29,859                 1,617                   58,930
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               44,325               (30,952)               (1,159)                (107,835)
                                    -----------            ----------             ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             62,994                 2,677                 4,327                   11,109
                                    -----------            ----------             ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                    --                   10,862
 Net transfers                          (86,048)               10,976               (17,302)                   8,758
 Surrenders for benefit
  payments and fees                     (53,530)               (4,971)               (3,040)                 (41,353)
 Net annuity transactions                    --                    --                    --                       --
                                    -----------            ----------             ---------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (139,578)                6,005               (20,342)                 (21,733)
                                    -----------            ----------             ---------              -----------
 Net increase (decrease) in
  net assets                            (76,584)                8,682               (16,015)                 (10,624)
NET ASSETS:
 Beginning of year                      720,561               244,245                24,944                  360,452
                                    -----------            ----------             ---------              -----------
 End of year                           $643,977              $252,927                $8,929                 $349,828
                                    ===========            ==========             =========              ===========

                                                            LEGG MASON
                                     LEGG MASON          PARTNERS VARIABLE         LEGG MASON
                                 PARTNERS VARIABLE          GLOBAL HIGH         PARTNERS VARIABLE
                                 FUNDAMENTAL VALUE          YIELD BOND              INVESTORS
                                     PORTFOLIO               PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (K)(L)         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(850)                $7,783                $(2,232)
 Net realized gain (loss) on
  security transactions                  618,389                 11,225                 20,114
 Net realized gain on
  distributions                          267,653                    701                 24,216
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                              (869,529)               (19,865)               (15,669)
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              15,663                   (156)                26,429
                                    ------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   840                     --                  2,580
 Net transfers                           (29,118)               (23,602)                22,059
 Surrenders for benefit
  payments and fees                     (600,586)               (89,317)              (125,741)
 Net annuity transactions                     --                     --                     --
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (628,864)              (112,919)              (101,102)
                                    ------------            -----------            -----------
 Net increase (decrease) in
  net assets                            (613,201)              (113,075)               (74,673)
NET ASSETS:
 Beginning of year                     2,975,509                251,640                964,766
                                    ------------            -----------            -----------
 End of year                          $2,362,308               $138,565               $890,093
                                    ============            ===========            ===========

(h) Formerly SP William Blair International Growth Portfolio. Change effective January 31, 2007.

(i) Effective April 27, 2007, Legg Mason Partners Variable Total Return Portfolio merged with Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value.

(j) Formerly Legg Mason Partners Variable Multiple Discipline Portfolio -- Balanced All Cap Growth and Value. Change effective April 27, 2007.

(k) From inception May 1, 2007 to December 31, 2007.

(l) Effective April 28, 2007, Legg Mason Partners Variable All Cap Portfolio merged with Legg Mason Partners Variable Fundamental Value Portfolio.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                    WELLS FARGO
                                                                                ADVANTAGE VT ASSET
                                  GROWTH AND INCOME           COMSTOCK            ALLOCATION FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,657)               $(4,566)                   $55
 Net realized gain (loss) on
  security transactions                      (11)                    79                      1
 Net realized gain on
  distributions                            2,949                  4,112                    210
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                (9,833)               (29,662)                   468
                                      ----------             ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (9,552)               (30,037)                   734
                                      ----------             ----------              ---------
UNIT TRANSACTIONS:
 Purchases                               248,983                357,277                     --
 Net transfers                            99,848                 30,696                     --
 Surrenders for benefit
  payments and fees                         (962)                (3,023)                    --
 Net annuity transactions                     --                     --                     --
                                      ----------             ----------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      347,869                384,950                     --
                                      ----------             ----------              ---------
 Net increase (decrease) in
  net assets                             338,317                354,913                    734
NET ASSETS:
 Beginning of year                        53,185                157,714                 13,050
                                      ----------             ----------              ---------
 End of year                            $391,502               $512,627                $13,784
                                      ==========             ==========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               WELLS FARGO                                                           WELLS FARGO
                              ADVANTAGE VT           WELLS FARGO              WELLS FARGO           ADVANTAGE VT
                              TOTAL RETURN       ADVANTAGE VT EQUITY       ADVANTAGE VT C&B         INTERNATIONAL
                                BOND FUND            INCOME FUND         LARGE CAP VALUE FUND         CORE FUND
                               SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT (M)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $269                    $(3)                    $11                   $(200)
 Net realized gain (loss)
  on security transactions            --                    (20)                     --                      83
 Net realized gain on
  distributions                       --                  2,116                      --                     775
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                           120                 (1,714)                     (6)                    419
                                 -------              ---------                 -------               ---------
 Net increase (decrease)
  in net assets resulting
  from operations                    389                    379                       5                   1,077
                                 -------              ---------                 -------               ---------
UNIT TRANSACTIONS:
 Purchases                            --                     --                   6,255                      --
 Net transfers                        --                    292                      --                    (407)
 Surrenders for benefit
  payments and fees                    1                   (505)                     --                      (7)
 Net annuity transactions             --                     --                      --                      --
                                 -------              ---------                 -------               ---------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               1                   (213)                  6,255                    (414)
                                 -------              ---------                 -------               ---------
 Net increase (decrease)
  in net assets                      390                    166                   6,260                     663
NET ASSETS:
 Beginning of year                 8,183                 31,073                      --                  10,340
                                 -------              ---------                 -------               ---------
 End of year                      $8,573                $31,239                  $6,260                 $11,003
                                 =======              =========                 =======               =========


                                   WELLS FARGO               WELLS FARGO            STI CLASSIC VT
                               ADVANTAGE VT LARGE        ADVANTAGE VT SMALL        LARGE CAP GROWTH
                               COMPANY GROWTH FUND         CAP GROWTH FUND            STOCK FUND
                                   SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT (N)
--------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(161)                     $(127)                 $(122,527)
 Net realized gain (loss)
  on security transactions                47                        169                    150,978
 Net realized gain on
  distributions                           --                        984                    441,166
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the year                               602                       (209)                   458,970
                                     -------                  ---------              -------------
 Net increase (decrease)
  in net assets resulting
  from operations                        488                        817                    928,587
                                     -------                  ---------              -------------
UNIT TRANSACTIONS:
 Purchases                                --                      3,649                    507,736
 Net transfers                            12                       (807)                   (23,231)
 Surrenders for benefit
  payments and fees                       (6)                        (5)                (1,046,945)
 Net annuity transactions                 --                         --                         --
                                     -------                  ---------              -------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   6                      2,837                   (562,440)
                                     -------                  ---------              -------------
 Net increase (decrease)
  in net assets                          494                      3,654                    366,147
NET ASSETS:
 Beginning of year                     8,154                      6,553                  7,164,974
                                     -------                  ---------              -------------
 End of year                          $8,648                    $10,207                 $7,531,121
                                     =======                  =========              =============

(m) Funded as of November 27, 2007.

(n) Formerly STI Classic VT Capital Appreciation Fund. Change effective May 31, 2007.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    STI CLASSIC VT          STI CLASSIC VT          STI CLASSIC VT
                                    LARGE CAP CORE           MID-CAP CORE          LARGE CAP VALUE
                                     EQUITY FUND             EQUITY FUND             EQUITY FUND
                                   SUB-ACCOUNT (O)         SUB-ACCOUNT (P)           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(16,699)               $(36,530)               $(18,910)
 Net realized gain (loss) on
  security transactions                   155,977                  38,293                  65,320
 Net realized gain on
  distributions                           120,990                 302,511                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (268,742)               (250,139)                (10,078)
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (8,474)                 54,135                  36,332
                                     ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                128,762                  66,953               1,040,462
 Net transfers                              2,095                 (11,400)                421,767
 Surrenders for benefit
  payments and fees                      (537,769)               (127,652)               (553,933)
 Net annuity transactions                      --                      --                      --
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (406,912)                (72,099)                908,296
                                     ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (415,386)                (17,964)                944,628
NET ASSETS:
 Beginning of year                      1,919,438               1,885,229               4,348,367
                                     ------------            ------------            ------------
 End of year                           $1,504,052              $1,867,265              $5,292,995
                                     ============            ============            ============

(o) Formerly STI Classic VT Large Cap Relative Value Fund. Change effective May 31, 2007.

(p) Formerly STI Classic VT Mid-Cap Equity Fund. Change effective May 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  AIM V.I.                 AIM V.I.
                                    BASIC                   CAPITAL                  AIM V.I.
                                 VALUE FUND            APPRECIATION FUND         CORE EQUITY FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (A)(B)         SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,347,557)               $(825,096)                $(268,892)
 Net realized gain (loss) on
  security transactions             1,944,788                6,935,147                13,875,771
 Net realized gain on
  distributions                     4,007,164                  874,160                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       5,177,956               (4,541,925)                  505,980
                                -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,782,351                2,442,286                14,112,859
                                -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                          5,443,894                2,070,754                12,550,367
 Net transfers                     (5,021,232)              (2,263,287)                2,263,087
 Surrenders for benefit
  payments and fees                (8,515,013)              (4,753,986)               (6,675,500)
 Net annuity transactions             (32,996)                      --                     9,917
                                -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,125,347)              (4,946,519)                8,147,871
                                -------------            -------------            --------------
 Net increase (decrease) in
  net assets                        1,657,004               (2,504,233)               22,260,730
NET ASSETS:
 Beginning of year                 93,615,916               45,462,753               100,831,807
                                -------------            -------------            --------------
 End of year                      $95,272,920              $42,958,520              $123,092,537
                                =============            =============            ==============

(a) Effective April 28, 2006, AIM V.I. Aggressive Growth Fund merged with AIM V.I. Capital Appreciation Fund.

(b) Effective November 6, 2006 AIM V.I. Demographic Trends Fund merged with AIM V.I. Capital Appreciation Fund.

(c) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       AIM V.I.                 AIM V.I.           AIM V.I.             AIM V.I.
                                      GOVERNMENT                  HIGH           INTERNATIONAL        MID CAP CORE
                                   SECURITIES FUND             YIELD FUND         GROWTH FUND         EQUITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,222,335                $100,331           $(198,578)         $(1,035,838)
 Net realized gain (loss) on
  security transactions                   (250,640)                 16,083             417,610              812,143
 Net realized gain on
  distributions                                 --                      --                  --           11,412,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,274,690)                 20,258           7,309,528           (1,471,503)
                                    --------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,697,005                 136,672           7,528,560            9,716,846
                                    --------------            ------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                              47,216,927                   1,000          20,294,002            9,487,736
 Net transfers                          19,210,464                  33,962          (1,338,412)          (6,946,415)
 Surrenders for benefit
  payments and fees                    (21,923,352)               (314,744)         (4,402,628)          (7,475,997)
 Net annuity transactions                  (14,420)                     --                  --               (9,203)
                                    --------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     44,489,619                (279,782)         14,552,962           (4,943,879)
                                    --------------            ------------       -------------       --------------
 Net increase (decrease) in
  net assets                            48,186,624                (143,110)         22,081,522            4,772,967
NET ASSETS:
 Beginning of year                     182,397,656               1,754,139          22,955,715          111,634,296
                                    --------------            ------------       -------------       --------------
 End of year                          $230,584,280              $1,611,029         $45,037,237         $116,407,263
                                    ==============            ============       =============       ==============

                                 AIM V.I.                 AIM V.I.
                                 SMALL CAP                LARGE CAP             AMERICAN FUNDS
                                EQUITY FUND              GROWTH FUND           GLOBAL BOND FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (D)         SUB-ACCOUNT (E)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(304,785)               $(314,731)                $13,074
 Net realized gain (loss) on
  security transactions               71,823                2,223,174                   1,163
 Net realized gain on
  distributions                      770,576                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,525,257                 (663,937)                (19,408)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,062,871                1,244,506                  (5,171)
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                         2,957,808                1,974,302                 929,798
 Net transfers                     3,629,905                   48,383               1,968,410
 Surrenders for benefit
  payments and fees                 (607,918)              (1,541,466)                 (5,036)
 Net annuity transactions               (710)                      --                      --
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                5,979,085                  481,219               2,893,172
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                       8,041,956                1,725,725               2,888,001
NET ASSETS:
 Beginning of year                11,850,817               20,683,065                      --
                               -------------            -------------            ------------
 End of year                     $19,892,773              $22,408,790              $2,888,001
                               =============            =============            ============

(d) Effective June 12, 2006, AIM V.I. Blue Chip Fund merged with AIM V.I. Large Cap Growth Fund.

(e)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                   GLOBAL GROWTH AND              ASSET                BLUE CHIP INCOME
                                      INCOME FUND            ALLOCATION FUND           AND GROWTH FUND
                                    SUB-ACCOUNT (E)            SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,878                $2,103,807               $(1,472,910)
 Net realized gain (loss) on
  security transactions                      5,783                 1,333,335                 1,770,703
 Net realized gain on
  distributions                                 --                 5,615,176                11,361,776
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,452,071                41,963,576                19,681,023
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,459,732                51,015,894                31,340,592
                                     -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              19,556,867                41,805,000                21,607,104
 Net transfers                          20,781,523                22,149,360                 1,735,578
 Surrenders for benefit
  payments and fees                       (450,285)              (31,018,009)              (15,873,295)
 Net annuity transactions                   32,245                    24,065                      (880)
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,920,350                32,960,416                 7,468,507
                                     -------------            --------------            --------------
 Net increase (decrease) in
  net assets                            43,380,082                83,976,310                38,809,099
NET ASSETS:
 Beginning of year                              --               389,023,660               202,280,515
                                     -------------            --------------            --------------
 End of year                           $43,380,082              $472,999,970              $241,089,614
                                     =============            ==============            ==============

(e)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN
                                    AMERICAN FUNDS            AMERICAN FUNDS           FUNDS                 AMERICAN FUNDS
                                      BOND FUND             GLOBAL GROWTH FUND      GROWTH FUND            GROWTH-INCOME FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,187,313               $(1,000,335)         $(9,555,201)              $(1,633,359)
 Net realized gain (loss) on
  security transactions                    289,787                 1,082,699            9,340,090                 4,517,270
 Net realized gain on
  distributions                                 --                        --            6,034,311                22,377,028
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,604,010                18,408,148           72,666,049                94,125,066
                                    --------------            --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            15,081,110                18,490,512           78,485,249               119,386,005
                                    --------------            --------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              36,333,118                15,824,425          163,847,697               150,195,439
 Net transfers                          22,075,744                 5,308,564           29,851,680                28,764,289
 Surrenders for benefit
  payments and fees                    (24,316,508)               (7,509,028)         (67,512,401)              (66,596,547)
 Net annuity transactions                  (14,652)                   48,196              (52,537)                 (109,007)
                                    --------------            --------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     34,077,702                13,672,157          126,134,439               112,254,174
                                    --------------            --------------       --------------            --------------
 Net increase (decrease) in
  net assets                            49,158,812                32,162,669          204,619,688               231,640,179
NET ASSETS:
 Beginning of year                     273,438,828                94,826,720          886,607,696               846,763,262
                                    --------------            --------------       --------------            --------------
 End of year                          $322,597,640              $126,989,389       $1,091,227,384            $1,078,403,441
                                    ==============            ==============       ==============            ==============

                                                                                        AMERICAN FUNDS
                                    AMERICAN FUNDS            AMERICAN FUNDS             GLOBAL SMALL
                                  INTERNATIONAL FUND          NEW WORLD FUND         CAPITALIZATION FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $82,843                 $(170,583)              $(1,431,433)
 Net realized gain (loss) on
  security transactions                    951,664                   449,919                   539,159
 Net realized gain on
  distributions                          2,239,132                   505,360                 5,322,958
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,559,038                16,621,201                15,331,476
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            39,832,677                17,405,897                19,762,160
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              53,967,224                16,055,043                17,831,741
 Net transfers                          27,552,787                 8,601,232                 5,058,293
 Surrenders for benefit
  payments and fees                    (17,807,797)               (4,023,020)               (7,005,431)
 Net annuity transactions                   35,389                     2,595                    20,653
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     63,747,603                20,635,850                15,905,256
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           103,580,280                38,041,747                35,667,416
NET ASSETS:
 Beginning of year                     203,705,470                48,181,152                85,530,087
                                    --------------            --------------            --------------
 End of year                          $307,285,750               $86,222,899              $121,197,503
                                    ==============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                   EVERGREEN VA
                                    EVERGREEN VA           EVERGREEN VA           INTERNATIONAL
                                   BALANCED FUND           GROWTH FUND             EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,896                $(17,215)                $22,149
 Net realized gain (loss) on
  security transactions                     634                   1,077                    (129)
 Net realized gain on
  distributions                              --                  30,200                  52,715
 Net unrealized appreciation
  (depreciation) of
  investments during the year            14,887                  58,774                  73,768
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,417                  72,836                 148,503
                                     ----------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              218,234                 780,853                 643,366
 Net transfers                           41,345                 246,128                 156,358
 Surrenders for benefit
  payments and fees                     (30,176)                (20,592)                (18,258)
 Net annuity transactions                    --                   3,869                      --
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     229,403               1,010,258                 781,466
                                     ----------            ------------            ------------
 Net increase (decrease) in
  net assets                            246,820               1,083,094                 929,969
NET ASSETS:
 Beginning of year                      119,150                 437,987                 374,839
                                     ----------            ------------            ------------
 End of year                           $365,970              $1,521,081              $1,304,808
                                     ==========            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     EVERGREEN VA            EVERGREEN VA              FRANKLIN
                                   EVERGREEN VA         SPECIAL              FUNDAMENTAL           RISING DIVIDENDS
                                    OMEGA FUND        VALUES FUND           LARGE CAP FUND         SECURITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,322)           $(78,170)               $2,112               $(1,972,038)
 Net realized gain (loss) on
  security transactions                     97               7,015                   121                   285,391
 Net realized gain on
  distributions                             --           1,513,849                11,217                 1,240,729
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,573             275,304                45,615                36,014,327
                                    ----------       -------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,348           1,717,998                59,065                35,568,409
                                    ----------       -------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                              90,918           6,025,322               563,159                79,660,249
 Net transfers                          (3,000)          2,824,477                88,990                33,956,450
 Surrenders for benefit
  payments and fees                       (279)           (227,478)               (4,711)              (13,060,589)
 Net annuity transactions                   --               3,843                    --                    19,236
                                    ----------       -------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     87,639           8,626,164               647,438               100,575,346
                                    ----------       -------------            ----------            --------------
 Net increase (decrease) in
  net assets                            95,987          10,344,162               706,503               136,143,755
NET ASSETS:
 Beginning of year                      36,942           4,556,215                33,199               194,705,917
                                    ----------       -------------            ----------            --------------
 End of year                          $132,929         $14,900,377              $739,702              $330,849,672
                                    ==========       =============            ==========            ==============

                                   FRANKLIN                  FRANKLIN
                                    INCOME               LARGE CAP GROWTH             FRANKLIN
                               SECURITIES FUND            SECURITIES FUND         REAL ESTATE FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $14,330,078                $(722,501)                 $32,468
 Net realized gain (loss) on
  security transactions                 431,302                   59,176                  323,369
 Net realized gain on
  distributions                       3,943,309                       --                  570,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year       110,069,793                6,597,425                  307,116
                               ----------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        128,774,482                5,934,100                1,233,817
                               ----------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                          200,380,656               13,314,418                   67,939
 Net transfers                       87,836,331                5,593,815                 (608,762)
 Surrenders for benefit
  payments and fees                 (52,103,242)              (4,098,991)                (709,659)
 Net annuity transactions               254,239                    5,749                     (767)
                               ----------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 236,367,984               14,814,991               (1,251,249)
                               ----------------            -------------            -------------
 Net increase (decrease) in
  net assets                        365,142,466               20,749,091                  (17,432)
NET ASSETS:
 Beginning of year                  688,449,440               55,894,211                7,502,457
                               ----------------            -------------            -------------
 End of year                     $1,053,591,906              $76,643,302               $7,485,025
                               ================            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                        FRANKLIN
                                     SMALL-MID CAP                FRANKLIN                 FRANKLIN
                                         GROWTH               STRATEGIC INCOME          FLEX CAP GROWTH
                                    SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,011,176)               $4,951,221                $(214,521)
 Net realized gain (loss) on
  security transactions                   1,277,233                    97,343                   18,055
 Net realized gain on
  distributions                                  --                 1,037,554                       --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                                7,700,178                 4,377,099                  527,954
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,966,235                10,463,217                  331,488
                                     --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                               11,416,880                23,640,238                5,914,577
 Net transfers                            1,692,797                15,935,327                3,207,040
 Surrenders for benefit
  payments and fees                      (8,761,010)              (10,695,008)                (479,772)
 Net annuity transactions                       323                    78,037                       --
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       4,348,990                28,958,594                8,641,845
                                     --------------            --------------            -------------
 Net increase (decrease) in
  net assets                             11,315,225                39,421,811                8,973,333
NET ASSETS:
 Beginning of year                      102,158,907               144,226,489                6,490,655
                                     --------------            --------------            -------------
 End of year                           $113,474,132              $183,648,300              $15,463,988
                                     ==============            ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                                          TEMPLETON                TEMPLETON
                                  LARGE CAP VALUE           MUTUAL SHARES          DEVELOPING MARKETS             FOREIGN
                                  SECURITIES FUND          SECURITIES FUND           SECURITIES FUND          SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $11,401               $(3,014,673)               $(319,533)              $(1,280,713)
 Net realized gain (loss) on
  security transactions                   13,563                 1,513,826                 (237,488)                  861,402
 Net realized gain on
  distributions                           11,236                19,537,077                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               596,571                74,383,827               12,121,911                38,926,494
                                    ------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             632,771                92,420,057               11,564,890                38,507,183
                                    ------------            --------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                             2,854,001               108,847,867               13,624,935                41,734,383
 Net transfers                         2,130,877                48,155,248                2,907,738                12,023,461
 Surrenders for benefit
  payments and fees                     (181,220)              (36,049,176)              (3,660,689)              (12,756,892)
 Net annuity transactions                     --                    28,880                    1,550                    43,394
                                    ------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,803,658               120,982,819               12,873,534                41,044,346
                                    ------------            --------------            -------------            --------------
 Net increase (decrease) in
  net assets                           5,436,429               213,402,876               24,438,424                79,551,529
NET ASSETS:
 Beginning of year                     1,533,066               505,545,664               40,257,075               177,358,499
                                    ------------            --------------            -------------            --------------
 End of year                          $6,969,495              $718,948,540              $64,695,499              $256,910,028
                                    ============            ==============            =============            ==============

                                     TEMPLETON                TEMPLETON
                                    GLOBAL ASSET                GROWTH               MUTUAL DISCOVERY
                                  ALLOCATION FUND          SECURITIES FUND           SECURITIES FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $189,113               $(2,122,100)                $(733,457)
 Net realized gain (loss) on
  security transactions                   23,285                   590,699                  (158,846)
 Net realized gain on
  distributions                          215,693                15,942,936                 3,597,567
 Net unrealized appreciation
  (depreciation) of
  investments during
  the year                               173,545                66,661,721                15,083,965
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             601,636                81,073,256                17,789,229
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 5,221                95,182,319                31,140,069
 Net transfers                           136,915                41,119,178                22,952,855
 Surrenders for benefit
  payments and fees                     (263,854)              (25,030,636)               (4,446,472)
 Net annuity transactions                   (781)                    8,087                    29,516
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,499)              111,278,948                49,675,968
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                             479,137               192,352,204                67,465,197
NET ASSETS:
 Beginning of year                     3,198,139               353,159,139                63,708,506
                                    ------------            --------------            --------------
 End of year                          $3,677,276              $545,511,343              $131,173,703
                                    ============            ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD                  HARTFORD                  HARTFORD
                                  ADVISERS             TOTAL RETURN BOND        CAPITAL APPRECIATION
                                  HLS FUND                  HLS FUND                  HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $33,945                $2,074,210                 $(713,140)
 Net realized gain (loss) on
  security transactions               181,820                  (384,495)                1,155,599
 Net realized gain on
  distributions                     2,723,426                    12,639                 9,991,706
 Net unrealized appreciation
  (depreciation) of
  investments during the year         101,956                   340,216                   104,004
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        3,041,147                 2,042,570                10,538,169
                                -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                            272,374                   689,733                   171,387
 Net transfers                       (950,026)                3,192,677                (2,018,577)
 Surrenders for benefit
  payments and fees                (5,253,799)              (11,485,507)               (9,613,296)
 Net annuity transactions             (19,972)                   (1,406)                   (2,915)
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,951,423)               (7,604,503)              (11,463,401)
                                -------------            --------------            --------------
 Net increase (decrease) in
  net assets                       (2,910,276)               (5,561,933)                 (925,232)
NET ASSETS:
 Beginning of year                 41,218,527                92,401,223                81,448,157
                                -------------            --------------            --------------
 End of year                      $38,308,251               $86,839,290               $80,522,925
                                =============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD             HARTFORD                HARTFORD
                                 DIVIDEND AND GROWTH          FOCUS          GLOBAL ADVISERS       GLOBAL COMMUNICATIONS
                                      HLS FUND              HLS FUND             HLS FUND                HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(361,645)              $(64)               $3,182                    $19
 Net realized gain (loss) on
  security transactions                 1,108,740                 12                  (287)                    --
 Net realized gain on
  distributions                         4,402,304                563                11,621                    817
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,652,442                 59                 7,838                    153
                                    -------------            -------            ----------                -------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,801,841                570                22,354                    989
                                    -------------            -------            ----------                -------
UNIT TRANSACTIONS:
 Purchases                                595,426                 --                    --                     --
 Net transfers                           (691,065)               385                  (825)                   436
 Surrenders for benefit
  payments and fees                    (7,651,448)              (512)              (34,360)                    (6)
 Net annuity transactions                      --                 --                    --                     --
                                    -------------            -------            ----------                -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,747,087)              (127)              (35,185)                   430
                                    -------------            -------            ----------                -------
 Net increase (decrease) in
  net assets                            2,054,754                443               (12,831)                 1,419
NET ASSETS:
 Beginning of year                     60,231,753              7,288               337,796                  4,560
                                    -------------            -------            ----------                -------
 End of year                          $62,286,507             $7,731              $324,965                 $5,979
                                    =============            =======            ==========                =======

                                    HARTFORD
                                GLOBAL FINANCIAL          HARTFORD               HARTFORD
                                    SERVICES           GLOBAL HEALTH          GLOBAL LEADERS
                                    HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $31              $(13,042)               $(23,610)
 Net realized gain (loss) on
  security transactions                    62                 1,893                  (2,327)
 Net realized gain on
  distributions                         3,044               135,501                 131,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,121               (41,081)                163,498
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,258                83,271                 268,876
                                    ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                  28,687
 Net transfers                            (17)               11,917                 (24,354)
 Surrenders for benefit
  payments and fees                       (11)              (19,082)               (136,195)
 Net annuity transactions                  --                    --                      --
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (28)               (7,165)               (131,862)
                                    ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           13,230                76,106                 137,014
NET ASSETS:
 Beginning of year                     70,407               897,975               2,312,478
                                    ---------            ----------            ------------
 End of year                          $83,637              $974,081              $2,449,492
                                    =========            ==========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD               HARTFORD             HARTFORD
                                  GLOBAL TECHNOLOGY      DISCIPLINED EQUITY         GROWTH
                                       HLS FUND               HLS FUND             HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,128)               $(6,516)               $(912)
 Net realized gain (loss) on
  security transactions                   (6,647)                  (317)                   7
 Net realized gain on
  distributions                               --                     --                5,524
 Net unrealized appreciation
  (depreciation) of
  investments during the year             55,520                 95,896                 (390)
                                      ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              41,745                 89,063                4,229
                                      ----------             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                    671                5,771
 Net transfers                            (7,056)                 2,370               53,803
 Surrenders for benefit
  payments and fees                      (12,224)               (64,949)                 (21)
 Net annuity transactions                     --                     --                   --
                                      ----------             ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (19,280)               (61,908)              59,553
                                      ----------             ----------            ---------
 Net increase (decrease) in
  net assets                              22,465                 27,155               63,782
NET ASSETS:
 Beginning of year                       506,674                896,201               26,471
                                      ----------             ----------            ---------
 End of year                            $529,139               $923,356              $90,253
                                      ==========             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            HARTFORD
                                    HARTFORD                HARTFORD               HARTFORD              INTERNATIONAL
                              GROWTH OPPORTUNITIES         HIGH YIELD               INDEX             CAPITAL APPRECIATION
                                    HLS FUND                HLS FUND               HLS FUND                 HLS FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(1,106)                $58,948                    $325                 $(3,759)
 Net realized gain (loss)
  on security transactions                788                     662                  (7,333)                    839
 Net realized gain on
  distributions                        16,071                      --                 161,047                  40,829
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (2,939)                (21,225)                 34,394                  48,823
                                   ----------              ----------            ------------              ----------
 Net increase (decrease)
  in net assets resulting
  from operations                      12,814                  38,385                 188,433                  86,732
                                   ----------              ----------            ------------              ----------
UNIT TRANSACTIONS:
 Purchases                             21,803                   2,295                  10,095                  52,236
 Net transfers                         78,792                  61,548                 (29,209)                164,869
 Surrenders for benefit
  payments and fees                   (26,630)                (20,732)                (80,519)                 (8,647)
 Net annuity transactions                  --                      --                      --                      --
                                   ----------              ----------            ------------              ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions               73,965                  43,111                 (99,633)                208,458
                                   ----------              ----------            ------------              ----------
 Net increase (decrease)
  in net assets                        86,779                  81,496                  88,800                 295,190
NET ASSETS:
 Beginning of year                     86,090                 409,279               1,464,547                 266,858
                                   ----------              ----------            ------------              ----------
 End of year                         $172,869                $490,775              $1,553,347                $562,048
                                   ==========              ==========            ============              ==========

                                  HARTFORD          HARTFORD
                               INTERNATIONAL      INTERNATIONAL              HARTFORD
                               SMALL COMPANY      OPPORTUNITIES               MIDCAP
                                  HLS FUND          HLS FUND                 HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $681            $(90,684)               $(30,880)
 Net realized gain (loss)
  on security transactions             (177)            462,113                  18,698
 Net realized gain on
  distributions                      21,939             788,766                 825,928
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               13,122             906,529                (313,563)
                                 ----------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    35,565           2,066,724                 500,183
                                 ----------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --              51,644                  21,513
 Net transfers                       93,495             368,475                (134,880)
 Surrenders for benefit
  payments and fees                  (7,019)         (2,014,584)               (342,114)
 Net annuity transactions                --                (517)                     --
                                 ----------       -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             86,476          (1,594,982)               (455,481)
                                 ----------       -------------            ------------
 Net increase (decrease)
  in net assets                     122,041             471,742                  44,702
NET ASSETS:
 Beginning of year                   86,486          10,082,084               5,361,715
                                 ----------       -------------            ------------
 End of year                       $208,527         $10,553,826              $5,406,417
                                 ==========       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD                HARTFORD
                                    MIDCAP VALUE       MONEY MARKET        MORTGAGE SECURITIES
                                      HLS FUND           HLS FUND                HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,451)          $4,271,248               $34,939
 Net realized gain (loss) on
  security transactions                   6,537                   --                  (171)
 Net realized gain on
  distributions                          63,071                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,412                   --               (23,151)
                                     ----------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             73,569            4,271,248                11,617
                                     ----------       --------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --           32,959,562                    --
 Net transfers                            1,111           52,233,578                10,965
 Surrenders for benefit
  payments and fees                     (27,087)         (43,004,165)              (23,701)
 Net annuity transactions                    --              (20,792)                   --
                                     ----------       --------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (25,976)          42,168,183               (12,736)
                                     ----------       --------------            ----------
 Net increase (decrease) in
  net assets                             47,593           46,439,431                (1,119)
NET ASSETS:
 Beginning of year                      481,829          116,826,887               420,096
                                     ----------       --------------            ----------
 End of year                           $529,422         $163,266,318              $418,977
                                     ==========       ==============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                        HARTFORD
                                      HARTFORD                HARTFORD          HARTFORD            U.S. GOVERNMENT
                                    SMALL COMPANY         SMALLCAP GROWTH         STOCK                SECURITIES
                                      HLS FUND                HLS FUND          HLS FUND                HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(176,162)              $(2,217)          $(262,900)              $11,714
 Net realized gain (loss) on
  security transactions                   676,893                  (895)            460,713                  (135)
 Net realized gain on
  distributions                         1,451,121                11,492           1,727,295                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (827,320)               (2,382)          1,547,962                 2,897
                                    -------------            ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,124,532                 5,998           3,473,070                14,476
                                    -------------            ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 50,809                11,256             224,667                 2,964
 Net transfers                           (576,933)               21,486            (604,352)               34,407
 Surrenders for benefit
  payments and fees                    (1,166,958)               (5,500)         (3,060,053)              (20,107)
 Net annuity transactions                      --                    --                  --                    --
                                    -------------            ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,693,082)               27,242          (3,439,738)               17,264
                                    -------------            ----------       -------------            ----------
 Net increase (decrease) in
  net assets                             (568,550)               33,240              33,332                31,740
NET ASSETS:
 Beginning of year                     10,020,124               143,111          30,910,488               652,610
                                    -------------            ----------       -------------            ----------
 End of year                           $9,451,574              $176,351         $30,943,820              $684,350
                                    =============            ==========       =============            ==========


                                     HARTFORD               HARTFORD              HARTFORD
                                      VALUE           VALUE OPPORTUNITIES       EQUITY INCOME
                                     HLS FUND               HLS FUND              HLS FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,377)                 $(413)                 $297
 Net realized gain (loss) on
  security transactions                     70                     95                   395
 Net realized gain on
  distributions                          6,579                 32,894                    50
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,623                 10,417                 4,509
                                    ----------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,895                 42,993                 5,251
                                    ----------             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  2,295                11,954
 Net transfers                           4,856                119,791                29,817
 Surrenders for benefit
  payments and fees                       (810)                (2,681)              (12,964)
 Net annuity transactions                   --                     --                    --
                                    ----------             ----------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,046                119,405                28,807
                                    ----------             ----------             ---------
 Net increase (decrease) in
  net assets                            45,941                162,398                34,058
NET ASSETS:
 Beginning of year                     210,053                172,482                20,848
                                    ----------             ----------             ---------
 End of year                          $255,994               $334,880               $54,906
                                    ==========             ==========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HUNTINGTON VA           HUNTINGTON VA
                                        INCOME                 DIVIDEND             HUNTINGTON VA
                                     EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,274)                $54,425               $(13,313)
 Net realized gain (loss) on
  security transactions                    17,134                   6,342                  6,993
 Net realized gain on
  distributions                            45,842                  96,006                  9,150
 Net unrealized appreciation
  (depreciation) of
  investments during the year              94,728                 471,318                 43,906
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              156,430                 628,091                 46,736
                                     ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                301,967               1,690,753                163,943
 Net transfers                            145,128                 533,847                 90,591
 Surrenders for benefit
  payments and fees                      (182,126)               (284,538)              (142,457)
 Net annuity transactions                      --                      --                     --
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       264,969               1,940,062                112,077
                                     ------------            ------------            -----------
 Net increase (decrease) in
  net assets                              421,399               2,568,153                158,813
NET ASSETS:
 Beginning of year                      1,377,629               3,255,398                797,756
                                     ------------            ------------            -----------
 End of year                           $1,799,028              $5,823,551               $956,569
                                     ============            ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                HUNTINGTON VA                                   HUNTINGTON VA           HUNTINGTON VA
                                   MID CORP             HUNTINGTON VA              ROTATING             INTERNATIONAL
                                 AMERICA FUND          NEW ECONOMY FUND          MARKETS FUND            EQUITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(48,009)               $(41,308)               $(16,719)                 $1,547
 Net realized gain (loss)
  on security transactions             15,410                   2,536                  18,059                     209
 Net realized gain on
  distributions                        33,799                  28,216                  38,861                   5,092
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                157,470                 193,307                 150,957                  92,300
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     158,670                 182,751                 191,158                  99,148
                                 ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                          1,399,113               1,020,202                 218,977                 804,942
 Net transfers                        358,917                 276,540                  55,438                 200,184
 Surrenders for benefit
  payments and fees                  (213,003)               (137,423)               (123,936)                (12,483)
 Net annuity transactions                  --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,545,027               1,159,319                 150,479                 992,643
                                 ------------            ------------            ------------            ------------
 Net increase (decrease)
  in net assets                     1,703,697               1,342,070                 341,637               1,091,791
NET ASSETS:
 Beginning of year                  2,089,189               1,573,596               1,045,427                  49,198
                                 ------------            ------------            ------------            ------------
 End of year                       $3,792,886              $2,915,666              $1,387,064              $1,140,989
                                 ============            ============            ============            ============

                                                     HUNTINGTON VA
                               HUNTINGTON VA            MORTGAGE             HUNTINGTON VA
                               MACRO 100 FUND       SECURITIES FUND       SITUS SMALL CAP FUND
                                SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $(10,141)              $(2,733)                $(38,726)
 Net realized gain (loss)
  on security transactions              742                    31                    1,181
 Net realized gain on
  distributions                       4,944                    --                   31,681
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               32,813                15,631                   78,912
                                 ----------            ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from operations                    28,358                12,929                   73,048
                                 ----------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                          453,776               416,906                1,569,854
 Net transfers                      149,331               198,443                  464,914
 Surrenders for benefit
  payments and fees                 (18,597)               (2,967)                 (58,967)
 Net annuity transactions                --                    --                       --
                                 ----------            ----------             ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            584,510               612,382                1,975,801
                                 ----------            ----------             ------------
 Net increase (decrease)
  in net assets                     612,868               625,311                2,048,849
NET ASSETS:
 Beginning of year                  290,672                28,870                1,059,071
                                 ----------            ----------             ------------
 End of year                       $903,540              $654,181               $3,107,920
                                 ==========            ==========             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     MFS
                                   CAPITAL                    MFS                 MFS
                                OPPORTUNITIES              EMERGING          GLOBAL EQUITY
                                   SERIES                GROWTH SERIES          SERIES
                                 SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(180,478)               $(311,937)          $(123,878)
 Net realized gain (loss) on
  security transactions              (731,414)                (750,437)             98,774
 Net realized gain on
  distributions                            --                       --             664,741
 Net unrealized appreciation
  (depreciation) of
  investments during the year       2,505,709                2,114,840           1,213,349
                                -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,593,817                1,052,466           1,852,986
                                -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            140,781                1,524,500             711,750
 Net transfers                     (1,027,293)                (870,432)            790,169
 Surrenders for benefit
  payments and fees                (1,426,148)              (1,772,813)           (765,036)
 Net annuity transactions              (4,180)                  (3,929)                 --
                                -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,316,840)              (1,122,674)            736,883
                                -------------            -------------       -------------
 Net increase (decrease) in
  net assets                         (723,023)                 (70,208)          2,589,869
NET ASSETS:
 Beginning of year                 15,068,485               18,057,202           8,143,782
                                -------------            -------------       -------------
 End of year                      $14,345,462              $17,986,994         $10,733,651
                                =============            =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    MFS                      MFS                 MFS                       MFS
                                HIGH INCOME           INVESTORS GROWTH        INVESTORS                  MID CAP
                                  SERIES                STOCK SERIES         TRUST SERIES             GROWTH SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $4,643,218                $(471,866)         $(1,703,035)               $(780,914)
 Net realized gain (loss) on
  security transactions              245,715                 (140,864)             237,929                  484,382
 Net realized gain on
  distributions                           --                       --                   --                1,447,433
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,549,138                2,072,877           15,124,337                 (853,065)
                               -------------            -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       6,438,071                1,460,147           13,659,231                  297,836
                               -------------            -------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                         7,200,380                1,033,244           26,786,023                2,333,202
 Net transfers                    (3,924,871)              (3,126,847)           9,292,819               (2,188,857)
 Surrenders for benefit
  payments and fees               (7,704,272)              (2,309,848)          (7,699,983)              (3,712,385)
 Net annuity transactions             32,324                  (27,392)               9,166                       --
                               -------------            -------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,396,439)              (4,430,843)          28,388,025               (3,568,040)
                               -------------            -------------       --------------            -------------
 Net increase (decrease) in
  net assets                       2,041,632               (2,970,696)          42,047,256               (3,270,204)
NET ASSETS:
 Beginning of year                79,981,846               29,076,450          105,749,840               44,827,036
                               -------------            -------------       --------------            -------------
 End of year                     $82,023,478              $26,105,754         $147,797,096              $41,556,832
                               =============            =============       ==============            =============

                                         MFS                 MFS
                                    NEW DISCOVERY        TOTAL RETURN             MFS
                                       SERIES               SERIES           VALUE SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,445,463)          $1,696,675           $(320,312)
 Net realized gain (loss) on
  security transactions                 1,039,273              699,273              50,706
 Net realized gain on
  distributions                         1,238,573           12,092,329             765,223
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,897,729           24,783,649           5,318,474
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            9,730,112           39,271,926           5,814,091
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                             23,227,014           89,149,365          14,857,137
 Net transfers                           (297,135)          16,029,823           9,484,662
 Surrenders for benefit
  payments and fees                    (5,859,043)         (28,794,434)         (2,451,900)
 Net annuity transactions                  (7,320)             145,426                  --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    17,063,516           76,530,180          21,889,899
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                           26,793,628          115,802,106          27,703,990
NET ASSETS:
 Beginning of year                     69,821,663          354,282,839          23,049,531
                                    -------------       --------------       -------------
 End of year                          $96,615,291         $470,084,945         $50,753,521
                                    =============       ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                  MFS
                                          MFS                   RESEARCH
                                     RESEARCH BOND           INTERNATIONAL                MFS
                                        SERIES                   SERIES             RESEARCH SERIES
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $42,080                $(39,568)               $(15,953)
 Net realized gain (loss) on
  security transactions                      3,751                (501,437)                  7,602
 Net realized gain on
  distributions                             17,786                 154,165                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              166,628                 577,639                 110,717
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               230,245                 190,799                 102,366
                                     -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               4,847,891               2,448,582                 347,612
 Net transfers                           3,820,184               4,161,848                 307,001
 Surrenders for benefit
  payments and fees                       (352,609)               (302,314)                (66,965)
 Net annuity transactions                       --                      --                      --
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      8,315,466               6,308,116                 587,648
                                     -------------            ------------            ------------
 Net increase (decrease) in
  net assets                             8,545,711               6,498,915                 690,014
NET ASSETS:
 Beginning of year                       2,583,654                 857,274                 805,755
                                     -------------            ------------            ------------
 End of year                           $11,129,365              $7,356,189              $1,495,769
                                     =============            ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    BLACKROCK              BLACKROCK
                                  GLOBAL GROWTH         LARGE CAP GROWTH            U.S.                CAPITAL
                                    V.I. FUND              V.I. FUND            MID CAP VALUE        OPPORTUNITIES
                                 SUB-ACCOUNT (F)        SUB-ACCOUNT (G)        SUB-ACCOUNT (H)      SUB-ACCOUNT (H)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,488)               $(19,748)               $(47)                 $(38)
 Net realized gain (loss) on
  security transactions                  7,794                 151,776                   8                     2
 Net realized gain on
  distributions                             --                      --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,432                 (88,135)                817                   655
                                    ----------            ------------             -------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            41,738                  43,893                 778                   619
                                    ----------            ------------             -------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  29,153               8,214                 9,087
 Net transfers                          11,286                 (30,540)                567                 6,498
 Surrenders for benefit
  payments and fees                    (20,445)               (518,343)                 --                    --
 Net annuity transactions                   --                      --                  --                    --
                                    ----------            ------------             -------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,159)               (519,730)              8,781                15,585
                                    ----------            ------------             -------             ---------
 Net increase (decrease) in
  net assets                            32,579                (475,837)              9,559                16,204
NET ASSETS:
 Beginning of year                     212,231               1,423,571                  --                    --
                                    ----------            ------------             -------             ---------
 End of year                          $244,810                $947,734              $9,559               $16,204
                                    ==========            ============             =======             =========

                                                                                COLUMBIA
                                   DEVELOPING                               ASSET ALLOCATION
                                     GROWTH           FLEXIBLE INCOME            FUND VS
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)      SUB-ACCOUNT (E)(I)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22)                  $82                 $240,732
 Net realized gain (loss) on
  security transactions                    1                    --                1,167,973
 Net realized gain on
  distributions                           --                    --                1,101,336
 Net unrealized appreciation
  (depreciation) of
  investments during the year            537                    80               (1,948,012)
                                     -------             ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             516                   162                  562,029
                                     -------             ---------            -------------
UNIT TRANSACTIONS:
 Purchases                             6,000                 7,400                   82,867
 Net transfers                            --                 7,567               (1,335,410)
 Surrenders for benefit
  payments and fees                       --                    (1)              (1,479,277)
 Net annuity transactions                 --                    --                       --
                                     -------             ---------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    6,000                14,966               (2,731,820)
                                     -------             ---------            -------------
 Net increase (decrease) in
  net assets                           6,516                15,128               (2,169,791)
NET ASSETS:
 Beginning of year                        --                    --               10,686,368
                                     -------             ---------            -------------
 End of year                          $6,516               $15,128               $8,516,577
                                     =======             =========            =============

(e)   From inception, May 1, 2006 to December 31, 2006.
(f)   Formerly Mercury Global Growth V.I. Fund. Change effective October 2,
      2006.
(g)   Formerly Mercury Large Cap Growth V.I. Fund. Change effective October
      2, 2006.
(h)   From inception, August 14, 2006 to December 31, 2006.
(i) Effective May 1, 2006, Nations Asset Allocation Portfolio merged with Columbia Asset Allocation Fund VS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       COLUMBIA                 COLUMBIA                  COLUMBIA
                                     SMALL COMPANY              LARGE CAP           MARSICO INTERNATIONAL
                                    GROWTH FUND VS            VALUE FUND VS         OPPORTUNITIES FUND VS
                                  SUB-ACCOUNT (E)(J)       SUB-ACCOUNT (E)(K)          SUB-ACCOUNT (L)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(478,857)                $413,615                 $(702,773)
 Net realized gain (loss) on
  security transactions                  5,023,493                9,074,881                 1,813,201
 Net realized gain on
  distributions                          4,653,683                3,603,938                 1,162,939
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,837,079)              (7,330,178)                5,130,597
                                     -------------            -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,361,240                5,762,256                 7,403,964
                                     -------------            -------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 261,719                  403,029                   522,272
 Net transfers                            (987,761)              (1,174,954)               (1,964,943)
 Surrenders for benefit
  payments and fees                     (3,474,635)              (5,816,264)               (4,928,810)
 Net annuity transactions                   (1,367)                  31,487                    (2,032)
                                     -------------            -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,202,044)              (6,556,702)               (6,373,513)
                                     -------------            -------------             -------------
 Net increase (decrease) in
  net assets                            (1,840,804)                (794,446)                1,030,451
NET ASSETS:
 Beginning of year                      23,584,440               40,041,708                39,277,636
                                     -------------            -------------             -------------
 End of year                           $21,743,636              $39,247,262               $40,308,087
                                     =============            =============             =============

(e)  From inception, May 1, 2006 to December 31, 2006.

(j) Effective May 1, 2006, Nations Small Company Portfolio merged with Columbia Small Company Growth Fund VS.

(k) Effective May 1, 2006, Nations Value Portfolio merged with Columbia Large Cap Value Fund VS.

(l) Formerly Nations Marsico International Opportunities Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 COLUMBIA
                                      COLUMBIA                 COLUMBIA                 COLUMBIA                 MARSICO
                                     HIGH YIELD             MARSICO FOCUSED              MARSICO               21ST CENTURY
                                       FUND VS             EQUITIES FUND VS          GROWTH FUND VS              FUND VS
                                   SUB-ACCOUNT (M)          SUB-ACCOUNT (N)          SUB-ACCOUNT (O)         SUB-ACCOUNT (P)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $124,488                $(643,251)               $(583,494)              $(143,274)
 Net realized gain (loss) on
  security transactions                   219,553                1,302,418                  785,054                 194,663
 Net realized gain on
  distributions                           247,279                       --                       --                 253,285
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,923,234                1,058,816                  837,508                 949,586
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,514,554                1,717,983                1,039,068               1,254,260
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                186,054                  357,686                  222,842                 143,019
 Net transfers                           (271,871)                 (66,040)                (107,667)                450,029
 Surrenders for benefit
  payments and fees                    (4,401,273)              (5,511,833)              (4,066,416)               (836,792)
 Net annuity transactions                      --                   (3,126)                      --                      --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,487,090)              (5,223,313)              (3,951,241)               (243,744)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,972,536)              (3,505,330)              (2,912,173)              1,010,516
NET ASSETS:
 Beginning of year                     30,808,949               33,886,896               30,077,529               7,355,365
                                    -------------            -------------            -------------            ------------
 End of year                          $28,836,413              $30,381,566              $27,165,356              $8,365,881
                                    =============            =============            =============            ============

                                                               JPMORGAN                JPMORGAN
                                      COLUMBIA             INSURANCE TRUST          INSURANCE TRUST
                                   MARSICO MIDCAP              BALANCED                CORE BOND
                                   GROWTH FUND VS           PORTFOLIO - 1            PORTFOLIO - 1
                                   SUB-ACCOUNT (Q)         SUB-ACCOUNT (R)          SUB-ACCOUNT (S)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(722,932)                $17,369                 $526,810
 Net realized gain (loss) on
  security transactions                 1,084,642                     731                    1,959
 Net realized gain on
  distributions                         1,629,903                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,074,652                 118,714                  411,753
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,066,265                 136,814                  940,522
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                348,582                  88,264                9,669,357
 Net transfers                         (1,720,202)                 51,970                6,149,770
 Surrenders for benefit
  payments and fees                    (4,770,828)               (182,345)              (2,044,211)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (6,142,448)                (42,111)              13,774,916
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           (1,076,183)                 94,703               14,715,438
NET ASSETS:
 Beginning of year                     35,245,560               1,552,130               24,875,629
                                    -------------            ------------            -------------
 End of year                          $34,169,377              $1,646,833              $39,591,067
                                    =============            ============            =============

(m) Formerly Nations High Yield Bond Portfolio. Change effective May 1, 2006.

(n) Formerly Nations Marsico Focused Equities Portfolio. Change effective May 1, 2006.

(o) Formerly Nations Marsico Growth Portfolio. Change effective May 1, 2006.

(p) Formerly Nations Marsico 21st Century Portfolio. Change effective May 1,
    2006.

(q) Formerly Nations Marsico Midcap Growth Portfolio. Change effective May 1, 2006.

(r) Formerly JPMorgan Investment Trust Balanced Portfolio. Change effective May 1, 2006.

(s) Formerly JPMorgan Investment Trust Bond Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN                JPMORGAN
                                   INSURANCE TRUST         INSURANCE TRUST          INSURANCE TRUST
                                  DIVERSIFIED EQUITY       INTREPID MID CAP          EQUITY INDEX
                                    PORTFOLIO - 1           PORTFOLIO - 1            PORTFOLIO - 1
                                   SUB-ACCOUNT (T)         SUB-ACCOUNT (U)          SUB-ACCOUNT (V)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(69,556)               $(43,800)               $(112,002)
 Net realized gain (loss) on
  security transactions                       421                   1,632                    4,877
 Net realized gain on
  distributions                                --                 289,203                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,169,346                 103,200                3,743,712
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,100,211                 350,235                3,636,587
                                     ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              2,385,698               3,212,678                8,134,324
 Net transfers                            986,529               1,649,879                3,268,069
 Surrenders for benefit
  payments and fees                      (428,093)                (88,071)              (1,498,348)
 Net annuity transactions                      --                      --                       --
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     2,944,134               4,774,486                9,904,045
                                     ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            4,044,345               5,124,721               13,540,632
NET ASSETS:
 Beginning of year                      5,827,945                 760,747               20,707,928
                                     ------------            ------------            -------------
 End of year                           $9,872,290              $5,885,468              $34,248,560
                                     ============            ============            =============

(t) Formerly JPMorgan Investment Trust Diversified Equity Portfolio. Change effective May 1, 2006.

(u) Formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio. Change effective May 1, 2006.

(v) Formerly JPMorgan Investment Trust Equity Index Portfolio. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN                JPMORGAN               JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST          INSURANCE TRUST
                                   GOVERNMENT BOND        INTREPID GROWTH       DIVERSIFIED MID CAP      DIVERSIFIED MID CAP
                                    PORTFOLIO - 1          PORTFOLIO - 1       GROWTH PORTFOLIO - 1      VALUE PORTFOLIO - 1
                                   SUB-ACCOUNT (W)        SUB-ACCOUNT (X)         SUB-ACCOUNT (Y)          SUB-ACCOUNT (Z)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $383,597               $(3,169)               $(167,326)                $(91,271)
 Net realized gain (loss) on
  security transactions                     1,907                 1,081                   16,204                   16,165
 Net realized gain on
  distributions                                --                    --                  256,305                  949,142
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (79,786)               11,057                  783,195                  503,445
                                    -------------            ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              305,718                 8,969                  888,378                1,377,481
                                    -------------            ----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,904,161                65,792                3,587,111                1,742,445
 Net transfers                          2,129,213                59,919                  784,028                  454,660
 Surrenders for benefit
  payments and fees                      (801,645)              (21,131)                (496,207)                (635,208)
 Net annuity transactions                      --                    --                       --                       --
                                    -------------            ----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,231,729               104,580                3,874,932                1,561,897
                                    -------------            ----------            -------------            -------------
 Net increase (decrease) in
  net assets                            5,537,447               113,549                4,763,310                2,939,378
NET ASSETS:
 Beginning of year                     10,230,625               138,438                7,447,832                8,098,872
                                    -------------            ----------            -------------            -------------
 End of year                          $15,768,072              $251,987              $12,211,142              $11,038,250
                                    =============            ==========            =============            =============


                                  JENNISON 20/20           JENNISON             PRUDENTIAL
                                 FOCUS PORTFOLIO          PORTFOLIO          VALUE PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(5,084)             $(12,054)              $(2,076)
 Net realized gain (loss) on
  security transactions                 13,451                (7,029)               22,789
 Net realized gain on
  distributions                         20,143                    --                 9,330
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,895                15,493                 9,726
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,405                (3,590)               39,769
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 960                   319                   590
 Net transfers                           2,804               (14,064)              (41,358)
 Surrenders for benefit
  payments and fees                    (31,816)              (21,919)              (28,068)
 Net annuity transactions                   --                    --                    --
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (28,052)              (35,664)              (68,836)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                             7,353               (39,254)              (29,067)
NET ASSETS:
 Beginning of year                     304,064               759,815               273,312
                                    ----------            ----------            ----------
 End of year                          $311,417              $720,561              $244,245
                                    ==========            ==========            ==========

(w) Formerly JPMorgan Investment Trust Government Bond Portfolio. Change effective May 1, 2006.

(x) Formerly JPMorgan Investment Trust Large Cap Growth Portfolio. Change effective November 1, 2006.

(y) Formerly JPMorgan Investment Trust Mid Cap Growth Portfolio. Change effective May 1, 2006.

(z) Formerly JPMorgan Investment Trust Mid Cap Value Portfolio. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                                    LEGG MASON
                                                             LEGG MASON         PARTNERS VARIABLE
                                     SP WILLIAM          PARTNERS VARIABLE         GLOBAL HIGH
                                 BLAIR INTERNATIONAL          ALL CAP               YIELD BOND
                                  GROWTH PORTFOLIO           PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT          SUB-ACCOUNT (AA)       SUB-ACCOUNT (BB)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(21)                 $(3,944)              $10,249
 Net realized gain (loss) on
  security transactions                       8                   71,949                 3,124
 Net realized gain on
  distributions                           1,706                  103,609                 1,435
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,843                  273,968                10,254
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,536                  445,582                25,062
                                      ---------             ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    2,960                    --
 Net transfers                            8,183                   10,445                 6,355
 Surrenders for benefit
  payments and fees                         (31)                (386,104)              (77,270)
 Net annuity transactions                    --                       --                    --
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       8,152                 (372,699)              (70,915)
                                      ---------             ------------            ----------
 Net increase (decrease) in
  net assets                             11,688                   72,883               (45,853)
NET ASSETS:
 Beginning of year                       13,256                2,902,626               297,493
                                      ---------             ------------            ----------
 End of year                            $24,944               $2,975,509              $251,640
                                      =========             ============            ==========

(aa) Formerly Salomon Brothers Variable All Cap Fund. Change effective May 1 , 2006.

(bb) Formerly Salomon Brothers Variable High Yield Bond Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                                PARTNERS VARIABLE     PARTNERS VARIABLE
                                    INVESTORS            TOTAL RETURN
                                    PORTFOLIO             PORTFOLIO           GROWTH AND INCOME           COMSTOCK
                                 SUB-ACCOUNT (CC)      SUB-ACCOUNT (DD)        SUB-ACCOUNT (H)        SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,246                $2,322                  $(110)                  $(647)
 Net realized gain (loss) on
  security transactions                  5,667                 1,155                      1                      11
 Net realized gain on
  distributions                         21,260                 6,401                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          108,508                26,007                  1,872                   7,615
                                    ----------            ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           137,681                35,885                  1,763                   6,979
                                    ----------            ----------              ---------              ----------
UNIT TRANSACTIONS:
 Purchases                               4,820                   660                 39,191                 150,649
 Net transfers                          38,215                12,456                 12,230                      87
 Surrenders for benefit
  payments and fees                    (72,402)              (15,086)                     1                      (1)
 Net annuity transactions                   --                    --                     --                      --
                                    ----------            ----------              ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (29,367)               (1,970)                51,422                 150,735
                                    ----------            ----------              ---------              ----------
 Net increase (decrease) in
  net assets                           108,314                33,915                 53,185                 157,714
NET ASSETS:
 Beginning of year                     856,452               326,537                     --                      --
                                    ----------            ----------              ---------              ----------
 End of year                          $964,766              $360,452                $53,185                $157,714
                                    ==========            ==========              =========              ==========

                                                            WELLS FARGO
                                     WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                 ADVANTAGE VT ASSET        TOTAL RETURN        ADVANTAGE VT EQUITY
                                   ALLOCATION FUND           BOND FUND             INCOME FUND
                                  SUB-ACCOUNT (EE)       SUB-ACCOUNT (FF)       SUB-ACCOUNT (GG)
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $58                  $243                     $(7)
 Net realized gain (loss) on
  security transactions                       3                    --                     474
 Net realized gain on
  distributions                             138                    --                      69
 Net unrealized appreciation
  (depreciation) of
  investments during the year               997                   (47)                  4,277
                                      ---------               -------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,196                   196                   4,813
                                      ---------               -------               ---------
UNIT TRANSACTIONS:
 Purchases                                   --                    --                      --
 Net transfers                               --                    --                     279
 Surrenders for benefit
  payments and fees                          (1)                    1                  (6,506)
 Net annuity transactions                    --                    --                      --
                                      ---------               -------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          (1)                    1                  (6,227)
                                      ---------               -------               ---------
 Net increase (decrease) in
  net assets                              1,195                   197                  (1,414)
NET ASSETS:
 Beginning of year                       11,855                 7,986                  32,487
                                      ---------               -------               ---------
 End of year                            $13,050                $8,183                 $31,073
                                      =========               =======               =========

(h) From inception, August 14, 2006 to December 31, 2006.

(cc) Formerly Salomon Brothers Variable Investors Fund. Change effective May 1, 2006.

(dd) Formerly Salomon Brothers Variable Total Return Fund. Change effective May 1, 2006.

(ee) Formerly Wells Fargo Advantage Asset Allocation Fund. Change effective May 1, 2006.

(ff) Formerly Wells Fargo Advantage Total Return Bond Fund. Change effective May 1, 2006.

(gg) Formerly Wells Fargo Advantage Equity Income Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                    INTERNATIONAL         ADVANTAGE VT LARGE
                                      CORE FUND           COMPANY GROWTH FUND
                                  SUB-ACCOUNT (HH)         SUB-ACCOUNT (II)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(16)                  $(139)
 Net realized gain (loss) on
  security transactions                      34                       2
 Net realized gain on
  distributions                             372                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,252                     211
                                      ---------                 -------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,642                      74
                                      ---------                 -------
UNIT TRANSACTIONS:
 Purchases                                   --                      --
 Net transfers                              (91)                    953
 Surrenders for benefit
  payments and fees                          (4)                     (5)
 Net annuity transactions                    --                      --
                                      ---------                 -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (95)                    948
                                      ---------                 -------
 Net increase (decrease) in
  net assets                              1,547                   1,022
NET ASSETS:
 Beginning of year                        8,793                   7,132
                                      ---------                 -------
 End of year                            $10,340                  $8,154
                                      =========                 =======

(hh) Formerly Wells Fargo Advantage International Core Fund. Change effective May 1, 2006.

(ii) Formerly Wells Fargo Advantage Large Company Core Fund. Change effective May 1, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      WELLS FARGO             STI CLASSIC VT          STI CLASSIC VT
                                  ADVANTAGE VT SMALL             CAPITAL            LARGE CAP RELATIVE
                                    CAP GROWTH FUND         APPRECIATION FUND           VALUE FUND
                                   SUB-ACCOUNT (JJ)            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(108)                  $(118,903)               $(15,918)
 Net realized gain (loss) on
  security transactions                      68                      42,109                  87,579
 Net realized gain on
  distributions                             140                     399,262                 132,343
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,045                     226,296                  42,118
                                        -------                ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,145                     548,764                 246,122
                                        -------                ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   1,139,814                  67,540
 Net transfers                              168                     184,510                 (61,407)
 Surrenders for benefit
  payments and fees                          (6)                   (866,411)               (337,642)
 Net annuity transactions                    --                          --                      --
                                        -------                ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         162                     457,913                (331,509)
                                        -------                ------------            ------------
 Net increase (decrease) in
  net assets                              1,307                   1,006,677                 (85,387)
NET ASSETS:
 Beginning of year                        5,246                   6,158,297               2,004,825
                                        -------                ------------            ------------
 End of year                             $6,553                  $7,164,974              $1,919,438
                                        =======                ============            ============

                                   STI CLASSIC VT          STI CLASSIC VT
                                      MID-CAP             LARGE CAP VALUE
                                    EQUITY FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(31,061)               $(21,747)
 Net realized gain (loss) on
  security transactions                   54,021                  60,263
 Net realized gain on
  distributions                          136,745                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (11,671)                623,979
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             148,034                 662,495
                                    ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               142,677               1,033,124
 Net transfers                            16,732                 133,542
 Surrenders for benefit
  payments and fees                     (208,624)               (418,509)
 Net annuity transactions                     --                      --
                                    ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (49,215)                748,157
                                    ------------            ------------
 Net increase (decrease) in
  net assets                              98,819               1,410,652
NET ASSETS:
 Beginning of year                     1,786,410               2,937,715
                                    ------------            ------------
 End of year                          $1,885,229              $4,348,367
                                    ============            ============

(jj) Formerly Wells Fargo Advantage Small Cap Growth Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Columbia Asset Allocation Fund VS, Columbia Small Company Growth Fund VS, Columbia Large Cap Value Fund VS, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Fundamental Large Cap Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Growth HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, MFS Core Equity Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, International Growth Equity Fund, U.S. Mid Cap Value, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Columbia Marsico International Opportunities Fund VS, Columbia High Yield Fund VS, Columbia Marsico Focused Equities Fund VS, Columbia Marsico Growth Fund VS, Columbia Marsico 21st Century Fund VS, Columbia Marsico Midcap Growth Fund VS, JPMorgan Insurance Trust Balanced Portfolio -- 1, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Government Bond Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio -- 1, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Fundamental Value Portfolio, Legg Mason Partners Variable Global High Yield Bond Portfolio, Legg Mason

-------------------------------------------------------------------------------

    Partners Variable Investors Portfolio, Growth and Income, Comstock, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, STI Classic VT Large Cap Growth Stock Fund, STI Classic VT Large Cap Core Equity Fund, STI Classic VT Mid-Cap Core Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will make deductions at a maximum annual rate of 1.55% of the contract's value for the mortality and expense risks which the company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

4.   PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                              PURCHASES          PROCEEDS
SUB-ACCOUNT                                    AT COST          FROM SALES
------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                       $11,322,859        $21,048,282
AIM V.I. Capital Appreciation Fund                5,227,486         13,168,339
AIM V.I. Core Equity Fund                         6,510,715         19,816,362
AIM V.I. Government Securities Fund             118,989,608         39,354,284
AIM V.I. High Yield Fund                            156,372            384,342
AIM V.I. International Growth Fund               50,540,326         25,611,873
AIM V.I. Mid Cap Core Equity Fund                17,984,201         24,427,868
AIM V.I. Small Cap Equity Fund                   18,761,888          5,558,363
AIM V.I. Large Cap Growth Fund                    6,235,922          7,584,421
AIM V.I. Capital Development Fund                   197,108                179
American Funds Global Bond Fund                  30,058,433          2,688,102
American Funds Global Growth and Income
 Fund                                            95,043,760          7,173,241
American Funds Asset Allocation Fund             84,638,393         59,553,219
American Funds Blue Chip Income and
 Growth Fund                                     45,046,282         43,766,800
American Funds Bond Fund                        104,061,130         45,436,727
American Funds Global Growth Fund                45,784,809         23,355,238
American Funds Growth Fund                      283,698,981        124,489,365
American Funds Growth-Income Fund               222,234,020        121,718,179
American Funds International Fund                85,847,799         51,303,220
American Funds New World Fund                    60,998,696         25,866,033
American Funds Global Small
 Capitalization Fund                             53,093,131         32,776,297
Columbia Asset Allocation Fund VS                 2,029,863          2,453,461
Columbia Small Company Growth Fund VS               976,844          5,732,999
Columbia Large Cap Value Fund VS                  5,406,676          9,676,689
Evergreen VA Balanced Fund                          431,758             63,603
Evergreen VA Growth Fund                          1,436,884            309,357
Evergreen VA International Equity Fund            1,163,345            176,948
Evergreen VA Omega Fund                             775,737            649,296
Evergreen VA Special Values Fund                  9,442,916          1,267,231
Evergreen VA Fundamental Large Cap Fund             342,913             82,536

-------------------------------------------------------------------------------

                                              PURCHASES          PROCEEDS
SUB-ACCOUNT                                    AT COST          FROM SALES
------------------------------------------------------------------------------
Franklin Rising Dividends Securities
 Fund                                          $126,760,354        $27,203,561
Franklin Income Securities Fund                 340,489,679         62,889,502
Franklin Large Cap Growth Securities
 Fund                                            18,343,131         11,960,272
Franklin Global Real Estate Securities
 Fund                                             1,079,774          2,035,684
Franklin Small-Mid Cap Growth Securities
 Fund                                            33,823,869         22,219,056
Franklin Small Cap Value Securities Fund            156,593              4,683
Franklin Strategic Income Securities
 Fund                                            66,760,715         25,668,845
Mutual Shares Securities Fund                   187,026,848         64,826,098
Templeton Developing Markets Securities
 Fund                                            37,521,987         17,059,558
Templeton Foreign Securities Fund                51,783,018         36,420,245
Templeton Global Asset Allocation Fund            1,898,490            934,074
Templeton Growth Securities Fund                148,512,696         56,165,877
Mutual Discovery Securities Fund                 68,740,560         19,309,988
Franklin Flex Cap Growth Securities Fund          7,877,795          2,544,271
Franklin Large Cap Value Securities Fund          4,009,429          1,771,885
Hartford Advisers HLS Fund                        5,323,490         10,477,998
Hartford Total Return Bond HLS Fund              11,117,413         15,996,212
Hartford Capital Appreciation HLS Fund           15,973,430         20,830,030
Hartford Dividend and Growth HLS Fund             8,937,746         15,213,009
Hartford Fundamental Growth HLS Fund                  1,122                636
Hartford Global Advisers HLS Fund                    23,056             83,528
Hartford Global Communications HLS Fund               1,748                 95
Hartford Global Financial Services HLS
 Fund                                                13,797             20,635
Hartford Global Health HLS Fund                     114,241            316,783
Hartford Global Growth HLS Fund                     276,033            954,580
Hartford Global Technology HLS Fund                   3,214            196,110
Hartford Disciplined Equity HLS Fund                 32,184            176,385
Hartford Growth HLS Fund                             10,019             25,841
Hartford Growth Opportunities HLS Fund               83,053             44,873
Hartford High Yield HLS Fund                         40,475             91,486
Hartford Index HLS Fund                              76,230            696,415
Hartford International Growth HLS Fund              137,337            318,583
Hartford International Small Company HLS
 Fund                                                66,740             40,546
Hartford International Opportunities HLS
 Fund                                             4,378,628          4,643,905
Hartford MidCap HLS Fund                            592,513          2,561,516
Hartford MidCap Value HLS Fund                       84,305            164,426
Hartford Money Market HLS Fund                  374,880,911        266,663,388
Hartford Mortgage Securities HLS Fund               244,579             62,135
Hartford Small Company HLS Fund                   1,996,611          2,804,946
Hartford SmallCap Growth HLS Fund                    21,521             31,140
Hartford Stock HLS Fund                           5,115,776          7,594,766
Hartford U.S. Government Securities HLS
 Fund                                                45,356            114,594
Hartford Value HLS Fund                              74,177            162,747
Hartford Value Opportunities HLS Fund                53,929             89,575
Hartford Equity Income HLS Fund                      41,726             40,584
Huntington VA Income Equity Fund                  1,089,953            335,544
Huntington VA Dividend Capture Fund               4,450,140            716,549
Huntington VA Growth Fund                         1,171,469            245,143

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              PURCHASES          PROCEEDS
SUB-ACCOUNT                                    AT COST          FROM SALES
------------------------------------------------------------------------------
Huntington VA Mid Corp America Fund              $1,807,043           $558,011
Huntington VA New Economy Fund                    2,284,129            434,657
Huntington VA Rotating Markets Fund                 955,440            208,477
Huntington VA International Equity Fund           2,937,961            200,394
Huntington VA Macro 100 Fund                        902,880            203,569
Huntington VA Mortgage Securities Fund            1,262,451            153,773
Huntington VA Situs Small Cap Fund                3,061,301            471,773
MFS Core Equity Series                              998,529          4,345,369
MFS Emerging Growth Series                        7,967,117          6,647,036
MFS Global Equity Series                          4,011,629          4,056,388
MFS High Income Series                           20,932,341         17,681,010
MFS Investors Growth Stock Series                 2,628,267          7,199,641
MFS Investors Trust Series                       37,731,949         18,355,360
MFS Mid Cap Growth Series                         6,844,771         10,636,996
MFS New Discovery Series                         31,234,486         17,453,680
MFS Total Return Series                         130,875,535         50,934,236
MFS Value Series                                 35,684,422         12,341,092
MFS Research Bond Series                         21,225,826          3,988,451
MFS Research International Series                15,009,917          3,218,271
MFS Research Series                               2,672,886            657,237
BlackRock Global Growth V.I. Fund                     3,100              7,539
BlackRock Large Cap Growth V.I. Fund                 88,321            240,671
International Growth Equity Fund                     64,128                445
U.S. Mid Cap Value                                   37,971              2,404
Capital Opportunities                               169,689              8,296
Developing Growth                                     3,832                165
Flexible Income                                      81,470                712
Dividend Growth                                       7,792                 85
Global Equity                                         8,455                 88
Columbia Marsico International
 Opportunities Fund VS                            3,273,089         11,008,672
Columbia High Yield Fund VS                       2,428,224          6,661,048
Columbia Marsico Focused Equities Fund
 VS                                               1,940,341          7,764,003
Columbia Marsico Growth Fund VS                   1,280,779          7,737,912
Columbia Marsico 21st Century Fund VS             2,176,505          2,384,963
Columbia Marsico Midcap Growth Fund VS            7,721,384          9,338,443
JPMorgan Insurance Trust Balanced
 Portfolio - 1                                      295,508            232,969
JPMorgan Insurance Trust Core Bond
 Portfolio - 1                                   18,020,290          1,916,603
JPMorgan Insurance Trust Diversified
 Equity Portfolio - 1                             2,638,057          1,269,860
JPMorgan Insurance Trust Intrepid Mid
 Cap Portfolio - 1                                5,868,211            554,158
JPMorgan Insurance Trust Equity Index
 Portfolio - 1                                   10,039,663          2,791,072
JPMorgan Insurance Trust Government Bond
 Portfolio - 1                                    6,954,044            795,117
JPMorgan Insurance Trust Intrepid Growth
 Portfolio - 1                                    1,601,905             66,381
JPMorgan Insurance Trust Diversified Mid
 Cap Growth Portfolio - 1                         4,464,056          1,697,787
JPMorgan Insurance Trust Diversified Mid
 Cap Value Portfolio - 1                          6,201,769          1,435,161
Jennison 20/20 Focus Portfolio                      114,247             45,254
Jennison Portfolio                                   22,754            173,426
Prudential Value Portfolio                           54,561             20,533
Prudential Series International Growth                1,659             20,715

-------------------------------------------------------------------------------

                                              PURCHASES          PROCEEDS
SUB-ACCOUNT                                    AT COST          FROM SALES
------------------------------------------------------------------------------
Legg Mason Partners Variable Capital and
 Income Portfolio                                  $459,542           $419,635
Legg Mason Partners Variable Fundamental
 Value Portfolio                                  3,378,803          3,740,871
Legg Mason Partners Variable Global High
 Yield Bond Portfolio                                14,359            118,794
Legg Mason Partners Variable Investors
 Portfolio                                           59,956            139,070
Growth and Income                                   353,614              5,453
Comstock                                            396,452             11,956
Wells Fargo Advantage VT Asset
 Allocation Fund                                        517                254
Wells Fargo Advantage VT Total Return
 Bond Fund                                              382                112
Wells Fargo Advantage VT Equity Income
 Fund                                                 2,939              1,050
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                           6,266                 --
Wells Fargo Advantage VT International
 Core Fund                                              821                661
Wells Fargo Advantage VT Large Company
 Growth Fund                                            261                417
Wells Fargo Advantage VT Small Cap
 Growth Fund                                          4,647                965
STI Classic VT Large Cap Growth Stock
 Fund                                             1,517,933          1,761,732
STI Classic VT Large Cap Core Equity
 Fund                                               344,567            647,192
STI Classic VT Mid-Cap Core Equity Fund             532,652            338,780
STI Classic VT Large Cap Value Equity
 Fund                                             1,657,609            768,225
                                          -----------------  -----------------
                                             $3,315,018,719     $1,642,096,226
                                          =================  =================

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                              UNITS               UNITS           NET INCREASE
SUB-ACCOUNT                                  ISSUED             REDEEMED           (DECREASE)
---------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     4,231,122          13,091,950         (8,860,828)
AIM V.I. Capital Appreciation Fund            3,686,620           8,640,887         (4,954,267)
AIM V.I. Core Equity Fund                       752,589           2,250,726         (1,498,137)
AIM V.I. Government Securities Fund          99,221,691          34,182,778         65,038,913
AIM V.I. High Yield Fund                         46,500             270,398           (223,898)
AIM V.I. International Growth Fund           22,304,592          11,517,880         10,786,712
AIM V.I. Mid Cap Core Equity Fund             9,698,334          13,389,396         (3,691,062)
AIM V.I. Small Cap Equity Fund                1,216,946             364,140            852,806
AIM V.I. Large Cap Growth Fund                  514,118             595,633            (81,515)
AIM V.I. Capital Development Fund                19,348                  --             19,348
American Funds Global Bond Fund               2,776,567             240,529          2,536,038
American Funds Global Growth and Income
 Fund                                         7,770,159             599,422          7,170,737
American Funds Asset Allocation Fund          4,330,160           3,935,008            395,152
American Funds Blue Chip Income and
 Growth Fund                                 26,729,596          33,537,207         (6,807,611)
American Funds Bond Fund                      5,873,860           3,139,121          2,734,739
American Funds Global Growth Fund             2,495,032           1,442,198          1,052,834
American Funds Growth Fund                   15,283,508           8,851,732          6,431,776
American Funds Growth-Income Fund            11,854,423           7,911,472          3,942,951
American Funds International Fund             4,269,807           3,043,112          1,226,695
American Funds New World Fund                 2,098,751           1,051,149          1,047,602
American Funds Global Small
 Capitalization Fund                          1,890,307           1,494,361            395,946
Columbia Asset Allocation Fund VS               944,494           2,059,221         (1,114,727)
Columbia Small Company Growth Fund VS           789,223           4,116,741         (3,327,518)
Columbia Large Cap Value Fund VS              1,896,444           6,900,746         (5,004,302)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              UNITS               UNITS           NET INCREASE
SUB-ACCOUNT                                  ISSUED             REDEEMED           (DECREASE)
---------------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund                      380,938              52,823            328,115
Evergreen VA Growth Fund                        848,186             242,064            606,122
Evergreen VA International Equity Fund          619,046             104,123            514,923
Evergreen VA Omega Fund                       1,044,467             924,851            119,616
Evergreen VA Special Values Fund              3,920,620             629,927          3,290,693
Evergreen VA Fundamental Large Cap Fund         188,827              44,420            144,407
Franklin Rising Dividends Securities          7,493,020           1,655,833          5,837,187
 Fund
Franklin Income Securities Fund              19,210,845           3,711,718         15,499,127
Franklin Large Cap Growth Securities          1,449,189             893,360            555,829
 Fund
Franklin Global Real Estate Securities           19,390              75,898            (56,508)
 Fund
Franklin Small-Mid Cap Growth Securities      2,273,051           1,850,785            422,266
 Fund
Franklin Small Cap Value Securities Fund         16,687                 506             16,181
Franklin Strategic Income Securities          3,745,268           1,578,827          2,166,441
 Fund
Mutual Shares Securities Fund                 8,538,617           3,496,942          5,041,675
Templeton Developing Markets Securities       1,178,172             676,716            501,456
 Fund
Templeton Foreign Securities Fund             2,514,907           2,417,725             97,182
Templeton Global Asset Allocation Fund           26,698              52,389            (25,691)
Templeton Growth Securities Fund              7,480,411           3,362,536          4,117,875
Mutual Discovery Securities Fund              3,102,388             867,379          2,235,009
Franklin Flex Cap Growth Securities Fund        671,877             204,472            467,405
Franklin Large Cap Value Securities Fund        327,070             139,862            187,208
Hartford Advisers HLS Fund                    1,171,581           8,413,655         (7,242,074)
Hartford Total Return Bond HLS Fund           6,166,121          11,903,761         (5,737,640)
Hartford Capital Appreciation HLS Fund        2,216,089          11,302,385         (9,086,296)
Hartford Dividend and Growth HLS Fund         2,821,731          10,106,667         (7,284,936)
Hartford Fundamental Growth HLS Fund                315                 432               (117)
Hartford Global Advisers HLS Fund                   142              38,198            (38,056)
Hartford Global Communications HLS Fund             308                   6                302
Hartford Global Financial Services HLS                4              13,845            (13,841)
 Fund
Hartford Global Health HLS Fund                   3,741             139,089           (135,348)
Hartford Global Growth HLS Fund                  24,181             410,582           (386,401)
Hartford Global Technology HLS Fund               9,201             326,396           (317,195)
Hartford Disciplined Equity HLS Fund             19,134             116,661            (97,527)
Hartford Growth HLS Fund                          3,051              18,180            (15,129)
Hartford Growth Opportunities HLS Fund           25,080              25,377               (297)
Hartford High Yield HLS Fund                      6,838              61,771            (54,933)
Hartford Index HLS Fund                           2,077             124,139           (122,062)
Hartford International Growth HLS Fund           36,266             177,466           (141,200)
Hartford International Small Company HLS         12,416              16,007             (3,591)
 Fund
Hartford International Opportunities HLS      1,481,270           2,856,878         (1,375,608)
 Fund
Hartford MidCap HLS Fund                          2,410             561,400           (558,990)
Hartford MidCap Value HLS Fund                    1,916              84,440            (82,524)
Hartford Money Market HLS Fund              335,262,172         241,906,652         93,355,520
Hartford Mortgage Securities HLS Fund            76,199              18,779             57,420
Hartford Small Company HLS Fund                 467,990           1,613,504         (1,145,514)
Hartford SmallCap Growth HLS Fund                 6,260              19,962            (13,702)
Hartford Stock HLS Fund                       1,032,326           6,394,844         (5,362,518)
Hartford U.S. Government Securities HLS          21,200              95,473            (74,273)
 Fund

-------------------------------------------------------------------------------

                                              UNITS               UNITS           NET INCREASE
SUB-ACCOUNT                                  ISSUED             REDEEMED           (DECREASE)
---------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                          37,322             114,529            (77,207)
Hartford Value Opportunities HLS Fund             7,348              49,871            (42,523)
Hartford Equity Income HLS Fund                  26,550              26,624                (74)
Huntington VA Income Equity Fund                517,364              51,103            466,261
Huntington VA Dividend Capture Fund           1,592,239             120,277          1,471,962
Huntington VA Growth Fund                       861,070             102,224            758,846
Huntington VA Mid Corp America Fund             522,047             113,866            408,181
Huntington VA New Economy Fund                  618,743              91,935            526,808
Huntington VA Rotating Markets Fund             274,724              21,589            253,135
Huntington VA International Equity Fund         824,955              45,000            779,955
Huntington VA Macro 100 Fund                    606,151             164,593            441,558
Huntington VA Mortgage Securities Fund          447,026              63,319            383,707
Huntington VA Situs Small Cap Fund            1,889,506             288,357          1,601,149
MFS Core Equity Series                          105,460             449,354           (343,894)
MFS Emerging Growth Series                    1,047,995             784,929            263,066
MFS Global Equity Series                        198,888             253,248            (54,360)
MFS High Income Series                        1,217,616           1,319,970           (102,354)
MFS Investors Growth Stock Series               309,946             840,947           (531,001)
MFS Investors Trust Series                    3,518,307           1,698,433          1,819,874
MFS Mid Cap Growth Series                       828,043           1,545,683           (717,640)
MFS New Discovery Series                      1,976,561           1,388,241            588,320
MFS Total Return Series                       7,568,632           3,366,237          4,202,395
MFS Value Series                              1,932,094             672,845          1,259,249
MFS Research Bond Series                      2,037,454             383,487          1,653,967
MFS Research International Series               943,539             204,005            739,534
MFS Research Series                             214,477              50,860            163,617
BlackRock Global Growth V.I. Fund                    (1)                101               (102)
BlackRock Large Cap Growth V.I. Fund              7,077              18,896            (11,819)
International Growth Equity Fund                  4,825                  --              4,825
U.S. Mid Cap Value                                2,457                 134              2,323
Capital Opportunities                            34,192               1,219             32,973
Developing Growth                                   366                   3                363
Flexible Income                                   6,673                  --              6,673
Dividend Growth                                     604                  --                604
Global Equity                                       674                  --                674
Columbia Marsico International                  934,705           5,390,309         (4,455,604)
 Opportunities Fund VS
Columbia High Yield Fund VS                     764,560           3,995,574         (3,231,014)
Columbia Marsico Focused Equities Fund        1,508,861           5,526,754         (4,017,893)
 VS
Columbia Marsico Growth Fund VS               1,043,877           5,888,811         (4,844,934)
Columbia Marsico 21st Century Fund VS           918,384           1,184,503           (266,119)
Columbia Marsico Midcap Growth Fund VS        1,348,889           8,851,909         (7,503,020)
JPMorgan Insurance Trust Balanced                20,056              17,846              2,210
 Portfolio - 1
JPMorgan Insurance Trust Core Bond            1,535,148             157,810          1,377,338
 Portfolio - 1
JPMorgan Insurance Trust Diversified            164,551              89,862             74,689
 Equity Portfolio - 1
JPMorgan Insurance Trust Intrepid Mid           346,949              31,001            315,948
 Cap Portfolio - 1
JPMorgan Insurance Trust Equity Index           768,250             203,267            564,983
 Portfolio - 1
JPMorgan Insurance Trust Government Bond        591,933              67,016            524,917
 Portfolio - 1
JPMorgan Insurance Trust Intrepid Growth        130,361               4,659            125,702
 Portfolio - 1

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              UNITS               UNITS           NET INCREASE
SUB-ACCOUNT                                  ISSUED             REDEEMED           (DECREASE)
---------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid        171,504             114,262             57,242
 Cap Growth Portfolio - 1
JPMorgan Insurance Trust Diversified Mid         73,360              93,375            (20,015)
 Cap Value Portfolio - 1
Jennison 20/20 Focus Portfolio                    5,443              10,098             (4,655)
Jennison Portfolio                               14,502              65,016            (50,514)
Prudential Value Portfolio                       15,600              11,315              4,285
Prudential Series International Growth               --              14,575            (14,575)
Legg Mason Partners Variable Capital and         47,048             283,420           (236,372)
 Income Portfolio
Legg Mason Partners Variable Fundamental        311,619           1,991,003         (1,679,384)
 Value Portfolio
Legg Mason Partners Variable Global High          2,801              70,914            (68,113)
 Yield Bond Portfolio
Legg Mason Partners Variable Investors           20,593              86,582            (65,989)
 Portfolio
Growth and Income                                20,204                 108             20,096
Comstock                                         22,901                 267             22,634
Wells Fargo Advantage VT Asset                       --                  --                 --
 Allocation Fund
Wells Fargo Advantage VT Total Return                --                  --                 --
 Bond Fund
Wells Fargo Advantage VT Equity Income              255                 415               (160)
 Fund
Wells Fargo Advantage VT C&B Large Cap            4,939                  --              4,939
 Value Fund
Wells Fargo Advantage VT International               28                 304               (276)
 Core Fund
Wells Fargo Advantage VT Large Company              254                 223                 31
 Growth Fund
Wells Fargo Advantage VT Small Cap                2,421                 568              1,853
 Growth Fund
STI Classic VT Large Cap Growth Stock           237,230             174,407             62,823
 Fund
STI Classic VT Large Cap Core Equity             18,257              34,308            (16,051)
 Fund
STI Classic VT Mid-Cap Core Equity Fund          14,115              16,655             (2,540)
STI Classic VT Large Cap Value Equity           298,941              58,200            240,741
 Fund

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     5,221,297     11,174,883     (5,953,586)
AIM V.I. Capital Appreciation Fund           24,234,103     28,438,916     (4,204,813)
AIM V.I. Core Equity Fund                    25,482,342    108,890,346    (83,408,004)
AIM V.I. Government Securities Fund          70,892,446     29,667,496     41,224,950
AIM V.I. High Yield Fund                        174,526        398,901       (224,375)
AIM V. I. International Growth Fund          15,393,667      7,539,329      7,854,338
AIM V.I. Mid Cap Core Equity Fund            10,398,703     13,803,035     (3,404,332)
AIM V.I. Small Cap Equity Fund                  793,371        352,529        440,842
AIM V.I. Large Cap Growth Fund                3,233,574     19,428,624    (16,195,050)
American Funds Global Bond Fund                 301,061         17,801        283,260
American Funds Capital World Growth and       4,234,123        249,572      3,984,551
 Income Fund
American Funds Asset Allocation Fund          5,564,496      3,004,388      2,560,108
American Funds Blue Chip Income and          28,266,298     21,740,130      6,526,168
 Growth Fund
American Funds Bond Fund                      5,284,169      2,698,664      2,585,505
American Funds Global Growth Fund             2,242,680      1,159,685      1,082,995
American Funds Growth Fund                   16,817,804      5,887,235     10,930,569
American Funds Growth-Income Fund            13,164,393      4,812,182      8,352,211
American Funds International Fund             6,676,950      1,744,571      4,932,379
American Funds New World Fund                 1,808,885        695,455      1,113,430
American Funds Global Small                   2,149,704      1,195,521        954,183
 Capitalization Fund

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
Evergreen VA Balanced Fund                      280,080         48,661        231,419
Evergreen VA Growth Fund                      1,015,426         68,091        947,335
Evergreen VA International Equity Fund          635,720         33,954        601,766
Evergreen VA Omega Fund                         138,888          7,124        131,764
Evergreen VA Special Values Fund              5,714,046        343,888      5,370,158
Evergreen VA Fundamental Large Cap Fund         535,456          9,669        525,787
Franklin Rising Dividends Securities          7,758,884        827,506      6,931,378
 Fund
Franklin Income Securities Fund              18,441,483      2,083,919     16,357,564
Franklin Large Cap Growth Securities          1,789,762        455,576      1,334,186
 Fund
Franklin Real Estate Fund                        20,267         71,472        (51,205)
Franklin Small-Mid Cap Growth Securities      2,005,053      1,570,470        434,583
 Fund
Franklin Strategic Income Securities          2,931,281        946,990      1,984,291
 Fund
Franklin Flex Cap Growth Securities Fund        993,047        182,179        810,868
Franklin Large Cap Value Securities Fund        498,812         53,950        444,862
Mutual Shares Securities Fund                 9,164,155      1,701,218      7,462,937
Templeton Developing Markets Securities       1,503,563        876,505        627,058
 Fund
Templeton Foreign Securities Fund             4,627,028      1,290,612      3,336,416
Templeton Global Asset Allocation Fund           17,456         25,810         (8,354)
Templeton Growth Securities Fund              9,900,166      2,178,991      7,721,175
Mutual Discovery Securities Fund              3,813,538      1,080,821      2,732,717
Hartford Advisers HLS Fund                    1,141,645      6,929,730     (5,788,085)
Hartford Total Return Bond HLS Fund           4,503,372     10,775,541     (6,272,169)
Hartford Capital Appreciation HLS Fund          347,701      8,718,765     (8,371,064)
Hartford Dividend and Growth HLS Fund         1,989,692      8,499,359     (6,509,667)
Hartford Focus HLS Fund                             364            482           (118)
Hartford Global Advisers HLS Fund                 4,480         23,000        (18,520)
Hartford Global Communications HLS Fund             389              6            383
Hartford Global Financial Services HLS               --             22            (22)
 Fund
Hartford Global Health HLS Fund                   5,840          9,579         (3,739)
Hartford Global Leaders HLS Fund                 52,701        123,776        (71,075)
Hartford Global Technology HLS Fund              13,459         52,398        (38,939)
Hartford Disciplined Equity HLS Fund             42,762         91,463        (48,701)
Hartford Growth HLS Fund                         48,168             15         48,153
Hartford Growth Opportunities HLS Fund           67,171         17,302         49,869
Hartford High Yield HLS Fund                     60,298         28,847         31,451
Hartford Index HLS Fund                           7,952         28,782        (20,830)
Hartford International Capital                  159,058         11,790        147,268
 Appreciation HLS Fund
Hartford International Small Company HLS         47,736          3,775         43,961
 Fund
Hartford International Opportunities HLS      1,233,924      2,457,291     (1,223,367)
 Fund
Hartford MidCap HLS Fund                         20,810        143,173       (122,363)
Hartford MidCap Value HLS Fund                      645         17,523        (16,878)
Hartford Money Market HLS Fund              189,851,900    149,548,540     40,303,360
Hartford Mortgage Securities HLS Fund             4,009          8,694         (4,685)
Hartford Small Company HLS Fund                 275,463      1,497,265     (1,221,802)
Hartford SmallCap Growth HLS Fund                32,370         13,721         18,649
Hartford Stock HLS Fund                       1,664,925      5,327,563     (3,662,638)
Hartford U.S. Government Securities HLS          35,507         20,129         15,378
 Fund
Hartford Value HLS Fund                           4,039            676          3,363

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund            84,607          1,891         82,716
Hartford Equity Income HLS Fund                  32,082         10,465         21,617
Huntington VA Income Equity Fund                215,639         23,280        192,359
Huntington VA Dividend Capture Fund             545,672         20,748        524,924
Huntington VA Growth Fund                       192,374         14,753        177,621
Huntington VA Mid Corp America Fund             438,291         18,002        420,289
Huntington VA New Economy Fund                  461,350         25,553        435,797
Huntington VA Rotating Markets Fund             148,642          8,716        139,926
Huntington VA International Equity Fund         334,655          5,802        328,853
Huntington VA Macro 100 Fund                    537,846         16,156        521,690
Huntington VA Mortgage Securities Fund          282,785          1,719        281,066
Huntington VA Situs Small Cap Fund            1,581,501         68,812      1,512,689
MFS Capital Opportunities Series                 57,525        347,511       (289,986)
MFS Emerging Growth Series                      488,375        591,435       (103,060)
MFS Global Equity Series                        200,437        147,080         53,357
MFS High Income Series                        1,348,649      1,729,753       (381,104)
MFS Investors Growth Stock Series               280,537        917,481       (636,944)
MFS Investors Trust Series                    4,063,205      1,003,952      3,059,253
MFS Mid Cap Growth Series                       840,289      1,426,964       (586,675)
MFS New Discovery Series                      3,494,329      1,868,925      1,625,404
MFS Total Return Series                       8,125,434      2,455,310      5,670,124
MFS Value Series                              1,707,473        343,016      1,364,457
MFS Research Bond Series                        966,245        135,467        830,778
MFS Research International Series             1,336,273        908,361        427,912
MFS Research Series                             127,255         73,100         54,155
BlackRock Global Growth V.I. Fund                   973          1,830           (857)
BlackRock Large Cap Growth V. I. Fund             4,191         50,125        (45,934)
U.S. Mid Cap Value                                  845             10            835
Capital Opportunities                             3,531              9          3,522
Developing Growth                                   688             --            688
Flexible Income                                   1,300             --          1,300
Columbia Asset Allocation Fund, VS           11,019,317     13,725,406     (2,706,089)
Columbia Small Company Growth Fund, VS       21,249,471     24,786,364     (3,536,893)
Columbia Large Cap Value Fund, VS            36,365,663     41,915,148     (5,549,485)
Columbia Marsico International                1,379,096      5,407,076     (4,027,980)
 Opportunities Fund, VS
Columbia High Yield Fund, VS                    743,812      3,816,760     (3,072,948)
Columbia Marisco Focused Equities Fund,       1,314,567      5,833,766     (4,519,199)
 VS
Columbia Marisco Growth Fund, VS              1,234,194      4,838,867     (3,604,673)
Columbia Marsico 21st Century Fund, VS        1,092,076      1,248,251       (156,175)
Columbia Marisco Midcap Growth Fund, VS       1,337,475      8,582,835     (7,245,360)
JPMorgan Insurance Trust Balanced                16,801         20,968         (4,167)
 Portfolio - 1
JPMorgan Insurance Trust Core Bond            1,490,850        153,362      1,337,488
 Portfolio - 1
JPMorgan Insurance Trust Diversified            294,874         38,206        256,668
 Equity Portfolio - 1
JPMorgan Insurance Trust Intrepid Mid           396,362         50,857        345,505
 Cap Portfolio - 1
JPMorgan Insurance Trust Equity Index           991,606        134,880        856,726
 Portfolio - 1
JPMorgan Insurance Trust Government Bond        596,951         81,543        515,408
 Portfolio - 1
JPMorgan Insurance Trust Intrepid Growth         12,673          5,466          7,207
 Portfolio - 1
JPMorgan Insurance Trust Diversified Mid        401,782         81,633        320,149
 Cap Growth Portfolio - 1

-------------------------------------------------------------------------------

                                              UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                                  ISSUED        REDEEMED      (DECREASE)
------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Diversified Mid        205,752         81,717        124,035
 Cap Value Portfolio - 1
Jennison 20/20 Focus Portfolio                   27,414          9,098         18,316
Jennison Portfolio                                  436         18,639        (18,203)
Prudential Value Portfolio                       22,232         77,806        (55,574)
SP William Blair International Growth             7,790             29          7,761
 Portfolio
Legg Mason Partners Variable All Cap             96,089        356,223       (260,134)
 Portfolio
Legg Mason Partners Variable Global High          3,384         48,126        (44,742)
 Yield Bond Portfolio
Legg Mason Partners Variable Investors           34,286         57,202        (22,916)
 Portfolio
Legg Mason Partners Variable Total               13,723         14,849         (1,126)
 Return Portfolio
Growth and Income                                 3,130              2          3,128
Comstock                                          9,426             --          9,426
Wells Fargo Advantage VT Asset                       --             --             --
 Allocation Fund
Wells Fargo Advantage VT Total Return                --             --             --
 Bond Fund
Wells Fargo Advantage VT Equity Income              610          5,585         (4,975)
 Fund
Wells Fargo Advantage VT International              326            388            (62)
 Core Fund
Wells Fargo Advantage VT Large Company            1,036             90            946
 Growth Fund
Wells Fargo Advantage VT Small Cap                  612            443            169
 Growth Fund
STI Classic VT Capital Appreciation Fund        343,500        118,483        225,017
STI Classic VT Large Cap Relative Value          11,326         25,818        (14,492)
 Fund
STI Classic VT Mid-Cap Equity Fund               24,139         18,204          5,935
STI Classic VT Large Cap Value Equity           234,535         54,603        179,932
 Fund

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges        13,149    $1.539735           $20,246
    Highest contract charges          20,190     1.415834            28,586
    Remaining contract charges    55,682,375           --        81,930,367
 2006  Lowest contract charges        13,159     1.529265            20,122
    Highest contract charges          19,533     1.430310            27,938
    Remaining contract charges    64,543,850           --        95,224,860
 2005  Lowest contract charges         4,429     1.362431             6,034
    Highest contract charges          15,469     1.296106            20,049
    Remaining contract charges    70,510,230           --        93,589,833
 2004  Lowest contract charges        14,913     1.316677            19,633
    Highest contract charges         338,958     1.258072           426,433
    Remaining contract charges    73,492,934           --        93,997,564
 2003  Lowest contract charges         5,529     1.196762             6,617
    Highest contract charges         422,064     1.162679           490,725
    Remaining contract charges    50,215,921           --        58,941,311
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges         1,405     1.606895             2,257
    Highest contract charges           8,611     1.462664            12,595
    Remaining contract charges    26,715,736           --        39,695,090
 2006  Lowest contract charges         1,405     1.448235             2,040
    Highest contract charges           8,071     1.339480            10,811
    Remaining contract charges    31,670,543           --        42,945,669
 2005  Lowest contract charges         1,406     1.375395             1,934
    Highest contract charges          14,540     1.293952            18,815
    Remaining contract charges    14,335,563           --        18,104,870
 2004  Lowest contract charges         3,083     1.275804             3,933
    Highest contract charges             545     1.218998               665
    Remaining contract charges    14,608,245           --        17,212,008
 2003  Lowest contract charges         2,928     1.207936             3,537
    Highest contract charges          46,484     0.807595            37,540
    Remaining contract charges    11,269,817           --        12,746,616
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges           269    12.834710             3,458
    Highest contract charges           1,063    12.230262            12,996
    Remaining contract charges    11,195,683           --       118,268,284
 2006  Lowest contract charges           271    11.972479             3,230
    Highest contract charges             891    11.604187            10,340
    Remaining contract charges    12,693,990           --       123,078,967
 2005  Lowest contract charges            94    10.346561               972
    Highest contract charges             297    10.204436             3,027
    Remaining contract charges        18,666           --           191,463

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2007  Lowest contract charges         0.85%            0.60%               0.69%
    Highest contract charges           2.54%            0.61%              (1.01)%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.85%            0.42%              12.25%
    Highest contract charges           2.55%            0.41%              10.35%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.83%            0.32%               9.20%
    Highest contract charges           2.52%            0.17%               3.08%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.94%              --               10.02%
    Highest contract charges           2.46%              --                8.33%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.95%            0.04%              32.36%
    Highest contract charges           2.33%            0.06%              30.53%
    Remaining contract charges           --               --                  --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2007  Lowest contract charges         0.97%              --               10.96%
    Highest contract charges           2.54%              --                9.20%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.94%            0.06%               5.30%
    Highest contract charges           2.54%            0.10%               3.62%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.97%            0.33%               7.81%
    Highest contract charges           2.47%            0.06%               6.15%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.94%              --                5.62%
    Highest contract charges           2.41%              --                3.99%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.94%              --               28.30%
    Highest contract charges           2.38%              --               26.45%
    Remaining contract charges           --               --                  --
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges         0.85%            1.13%               7.20%
    Highest contract charges           2.54%            1.17%               5.40%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.86%            0.64%              15.72%
    Highest contract charges           2.53%            0.85%              13.77%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.91%           13.82%               7.33%
    Highest contract charges           2.44%            4.86%               6.16%
    Remaining contract charges           --               --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges        74,927    $1.190613           $89,209
    Highest contract charges          72,103     1.094766            78,936
    Remaining contract charges   276,372,121           --       315,294,143
 2006  Lowest contract charges         5,947     1.129202             6,715
    Highest contract charges          32,415     1.056100            34,234
    Remaining contract charges   211,441,876           --       230,543,331
 2005  Lowest contract charges         6,162     1.113189             6,859
    Highest contract charges       1,605,015     1.047274         1,680,890
    Remaining contract charges   168,644,111           --       180,709,907
 2004  Lowest contract charges        19,935     1.105472            22,035
    Highest contract charges         348,325     1.056247           367,917
    Remaining contract charges   118,099,582           --       126,808,385
 2003  Lowest contract charges         4,974     1.088130             5,412
    Highest contract charges          57,555     1.055918            60,773
    Remaining contract charges    79,779,626           --        85,143,304
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges       217,215     1.314284           285,483
    Highest contract charges         129,482     1.254847           162,480
    Remaining contract charges       673,533           --           861,690
 2006  Lowest contract charges       249,291     1.320408           329,164
    Highest contract charges         131,068     1.270812           166,563
    Remaining contract charges       863,769           --         1,115,302
 2005  Lowest contract charges       288,284     1.212824           349,637
    Highest contract charges         106,920     1.176633           125,805
    Remaining contract charges     1,073,299           --         1,278,697
 2004  Lowest contract charges       422,299     1.201005           507,185
    Highest contract charges           5,724     1.174516             6,722
    Remaining contract charges     1,174,916           --         1,392,801
 2003  Lowest contract charges       358,849     1.098081           394,046
    Highest contract charges          16,888     1.082839            18,287
    Remaining contract charges       889,498           --           968,166

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES
 FUND
 2007  Lowest contract charges         0.84%            8.17%               5.44%
    Highest contract charges           2.52%            3.80%               3.66%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.84%           10.24%               2.67%
    Highest contract charges           2.53%            5.88%               0.94%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.96%            1.72%               0.70%
    Highest contract charges           2.47%            5.14%               0.85%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.95%            4.23%               1.59%
    Highest contract charges           2.45%            8.85%               0.03%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.94%            5.26%               0.11%
    Highest contract charges           2.37%            5.38%               1.33%
    Remaining contract charges           --               --                  --
AIM V.I. HIGH YIELD FUND
 2007  Lowest contract charges         1.70%            6.57%              (0.46)%
    Highest contract charges           2.49%            7.17%              (1.26)%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         1.70%            7.84%               8.87%
    Highest contract charges           2.50%            9.48%               8.00%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         1.70%            7.79%               0.98%
    Highest contract charges           2.46%           17.65%               0.18%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         1.70%            3.27%               9.37%
    Highest contract charges           2.49%            3.75%               8.50%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         1.70%            7.65%              25.88%
    Highest contract charges           1.57%           15.96%              13.34%
    Remaining contract charges           --               --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges        36,254    $2.413489           $87,498
    Highest contract charges           8,081     2.219333            17,933
    Remaining contract charges    32,726,816           --        75,854,098
 2006  Lowest contract charges         8,403     2.121749            17,832
    Highest contract charges         312,363     1.987459           620,810
    Remaining contract charges    21,663,673           --        44,398,595
 2005  Lowest contract charges       629,932     1.661728         1,046,775
    Highest contract charges         207,228     1.589077           329,301
    Remaining contract charges    13,292,941           --        21,579,639
 2004  Lowest contract charges       257,992     1.428246           368,476
    Highest contract charges           2,706     1.381589             3,739
    Remaining contract charges     5,091,769           --         7,142,795
 2003  Lowest contract charges        84,301     1.167399            98,413
    Highest contract charges           4,636     1.143632             5,302
    Remaining contract charges     2,135,884           --         2,462,812
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges        46,790     1.822898            85,293
    Highest contract charges          11,084     1.676212            18,580
    Remaining contract charges    68,197,872           --       118,721,765
 2006  Lowest contract charges        21,069     1.678202            35,359
    Highest contract charges           5,855     1.569599             9,190
    Remaining contract charges    71,919,884           --       116,362,714
 2005  Lowest contract charges         7,853     1.521487            11,948
    Highest contract charges          15,209     1.447415            22,014
    Remaining contract charges    75,328,078           --       111,600,334
 2004  Lowest contract charges        32,304     1.444712            46,667
    Highest contract charges         184,485     1.380406           254,664
    Remaining contract charges    65,791,466           --        92,311,846
 2003  Lowest contract charges        20,184     1.281424            25,865
    Highest contract charges          10,043     1.243511            12,489
    Remaining contract charges    44,574,170           --        56,002,913

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH
 FUND
 2007  Lowest contract charges         0.84%            0.46%              13.75%
    Highest contract charges           2.23%              --               11.84%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.87%            7.34%              27.15%
    Highest contract charges           2.50%            1.25%              25.07%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         1.34%            0.86%              16.35%
    Highest contract charges           2.45%            1.39%              15.02%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         1.34%            1.09%              22.34%
    Highest contract charges           2.47%            0.94%              20.95%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.89%            1.25%              28.41%
    Highest contract charges           2.34%            0.68%              26.07%
    Remaining contract charges           --               --                  --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2007  Lowest contract charges         0.84%            0.27%               8.62%
    Highest contract charges           2.54%            0.26%               6.79%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.85%            1.56%              10.30%
    Highest contract charges           2.55%            0.43%               8.44%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.84%            3.07%               9.01%
    Highest contract charges           2.43%            1.03%               4.91%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.95%            0.17%              12.74%
    Highest contract charges           2.47%            0.29%              11.01%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.95%              --               26.11%
    Highest contract charges           2.38%              --               24.30%
    Remaining contract charges           --               --                  --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges       407,985   $14.937331        $6,094,211
    Highest contract charges           1,947    14.206294            27,665
    Remaining contract charges     1,849,722           --        26,949,711
 2006  Lowest contract charges         5,270    14.579513            76,824
    Highest contract charges           1,084    13.854438            15,024
    Remaining contract charges     1,400,494           --        19,800,925
 2005  Lowest contract charges           114    12.450323             1,423
    Highest contract charges          19,967    12.113955           241,875
    Remaining contract charges       945,925           --        11,607,519
 2004  Lowest contract charges        34,537    11.646808           402,239
    Highest contract charges           3,738    11.488515            42,941
    Remaining contract charges       530,997           --         6,140,237
 2003  Lowest contract charges         1,583    10.790046            17,080
    Highest contract charges           4,460    10.773220            48,053
    Remaining contract charges        30,643           --           330,315
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges       159,815    13.091210         2,092,173
    Highest contract charges           1,660    12.652975            20,999
    Remaining contract charges     1,729,702           --        22,284,082
 2006  Lowest contract charges        94,375    11.474082         1,082,856
    Highest contract charges           1,711    11.223754            19,203
    Remaining contract charges     1,876,606           --        21,306,731
 2005  Lowest contract charges         2,138    10.763925            23,012
    Highest contract charges           3,646    10.674076            38,919
    Remaining contract charges        60,480           --           648,082
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges         3,357     9.789131            32,861
    Highest contract charges           4,225     9.765867            41,259
    Remaining contract charges        11,766           --           115,033
AMERICAN FUNDS GLOBAL BOND FUND
 2007  Lowest contract charges        32,523    11.067360           359,940
    Highest contract charges          41,064    10.843071           445,258
    Remaining contract charges     2,745,711           --        30,050,172
 2006  Lowest contract charges        79,113    10.206665           807,470
    Highest contract charges             127    10.179637             1,294
    Remaining contract charges       204,020           --         2,079,237
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges        61,479    12.245550           752,840
    Highest contract charges           5,849    11.888755            69,535
    Remaining contract charges    11,087,960           --       133,690,015
 2006  Lowest contract charges        15,747    10.961310           172,585
    Highest contract charges          19,621    10.828350           212,465
    Remaining contract charges     3,949,183           --        42,995,032

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2007  Lowest contract charges         1.34%            0.07%               3.78%
    Highest contract charges           2.52%            0.04%               2.54%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.95%              --               16.33%
    Highest contract charges           2.55%              --               14.48%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         1.27%              --                6.77%
    Highest contract charges           2.47%              --                5.44%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         1.34%            0.01%               7.94%
    Highest contract charges           2.42%            0.01%               6.71%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.21%            0.07%               7.90%
    Highest contract charges           0.43%            0.15%               7.73%
    Remaining contract charges           --               --                  --
AIM V.I. LARGE CAP GROWTH FUND
 2007  Lowest contract charges         1.34%            0.04%              14.09%
    Highest contract charges           2.54%            0.03%              12.73%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         1.35%            0.36%               6.60%
    Highest contract charges           2.53%            0.28%               5.33%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         1.32%              --               13.83%
    Highest contract charges           2.27%              --               13.08%
    Remaining contract charges           --               --                  --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2007  Lowest contract charges         0.35%              --                2.47%
    Highest contract charges           0.59%              --                2.35%
    Remaining contract charges           --               --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2007  Lowest contract charges         0.83%            6.48%               8.30%
    Highest contract charges           2.48%            7.15%               6.53%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.33%            1.99%               1.78%
    Highest contract charges           0.61%            2.04%               1.62%
    Remaining contract charges           --               --                  --
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2007  Lowest contract charges         0.84%            2.98%              11.72%
    Highest contract charges           2.50%            7.08%               9.83%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.63%            1.31%               9.68%
    Highest contract charges           1.85%            1.07%               8.48%
    Remaining contract charges           --               --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges        20,251   $15.575983          $315,432
    Highest contract charges           7,457    13.442506           100,235
    Remaining contract charges    35,817,586           --       501,356,573
 2006  Lowest contract charges         9,093    14.742829           134,058
    Highest contract charges          10,842    12.941607           140,311
    Remaining contract charges    35,430,207           --       472,725,601
 2005  Lowest contract charges         3,416    12.967584            44,295
    Highest contract charges          11,106    11.578387           128,589
    Remaining contract charges    32,875,512           --       388,850,776
 2004  Lowest contract charges        31,500    12.192260           384,068
    Highest contract charges         140,955    10.888180         1,534,739
    Remaining contract charges    27,604,737           --       303,881,995
 2003  Lowest contract charges        25,058    11.361024           284,681
    Highest contract charges         104,344    10.056939         1,049,378
    Remaining contract charges    16,517,574           --       170,141,584
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges       191,542     1.247705           238,988
    Highest contract charges          50,195     1.145462            57,497
    Remaining contract charges   195,480,163           --       233,324,391
 2006  Lowest contract charges        91,280     1.233362           112,581
    Highest contract charges          41,115     1.151721            47,353
    Remaining contract charges   202,397,116           --       240,929,680
 2005  Lowest contract charges        20,649     1.059379            21,875
    Highest contract charges          23,959     1.006214            24,108
    Remaining contract charges   195,958,735           --       202,234,532
 2004  Lowest contract charges       246,118     1.010226           248,636
    Highest contract charges         848,687     0.963014           817,298
    Remaining contract charges   173,410,785           --       169,988,158
 2003  Lowest contract charges       172,227     0.929316           160,053
    Highest contract charges          67,552     0.899720            60,778
    Remaining contract charges   118,903,937           --       108,175,918

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**          RETURN***
-------------------------------  ----------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2007  Lowest contract charges         0.85%            2.51%               5.65%
    Highest contract charges           2.55%            1.97%               3.87%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.85%            2.93%              13.69%
    Highest contract charges           2.55%            2.20%              11.77%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.83%            5.75%              10.09%
    Highest contract charges           2.50%            5.87%               6.39%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.95%            2.06%               7.32%
    Highest contract charges           2.48%            4.16%               5.67%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.95%            2.79%              20.59%
    Highest contract charges           2.33%            3.60%              18.92%
    Remaining contract charges           --               --                  --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2007  Lowest contract charges         0.85%            2.85%               1.16%
    Highest contract charges           2.54%            2.48%              (0.54)%
    Remaining contract charges           --               --                  --
 2006  Lowest contract charges         0.85%            0.94%              16.42%
    Highest contract charges           2.55%            1.10%              14.46%
    Remaining contract charges           --               --                  --
 2005  Lowest contract charges         0.83%              --               10.76%
    Highest contract charges           2.52%            1.77%               4.54%
    Remaining contract charges           --               --                  --
 2004  Lowest contract charges         0.95%            0.67%               8.71%
    Highest contract charges           2.48%            0.76%               7.04%
    Remaining contract charges           --               --                  --
 2003  Lowest contract charges         0.95%              --               29.49%
    Highest contract charges           2.38%              --               27.63%
    Remaining contract charges           --               --                  --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges          28,035    $14.766189        $413,969
    Highest contract charges             7,873     12.828250         100,996
    Remaining contract charges      26,538,780            --     365,091,310
 2006  Lowest contract charges          14,443     14.412511         208,210
    Highest contract charges             7,791     12.735633          99,228
    Remaining contract charges      23,817,715            --     322,290,202
 2005  Lowest contract charges           1,240     13.586510          16,852
    Highest contract charges             3,804     12.211532          46,457
    Remaining contract charges      21,249,400            --     273,375,519
 2004  Lowest contract charges          17,553     13.723684         240,877
    Highest contract charges            51,011     12.337271         629,330
    Remaining contract charges      18,012,718            --     232,492,034
 2003  Lowest contract charges          13,293     13.105524         174,215
    Highest contract charges            10,910     11.965616         130,544
    Remaining contract charges      12,943,734            --     161,271,597
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges          11,047     18.060908         199,520
    Highest contract charges               710     11.950746           8,483
    Remaining contract charges      10,050,752            --     158,793,254
 2006  Lowest contract charges           5,571     15.860019          88,303
    Highest contract charges           158,950     10.690350       1,699,231
    Remaining contract charges       8,845,154            --     125,201,855
 2005  Lowest contract charges           1,628     13.282208          21,622
    Highest contract charges           134,658      9.101673       1,225,609
    Remaining contract charges       7,790,394            --      93,579,489
 2004  Lowest contract charges           7,631     11.947825          91,171
    Highest contract charges            44,539      8.180564         364,354
    Remaining contract charges       6,533,491            --      70,518,602
 2003  Lowest contract charges           2,922     10.628399          31,055
    Highest contract charges                94      8.056988             759
    Remaining contract charges       4,535,277            --      44,669,760

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
AMERICAN FUNDS BOND FUND
 2007  Lowest contract charges         0.85%             8.33%              2.45%
    Highest contract charges           2.55%             7.60%              0.73%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             4.20%              6.08%
    Highest contract charges           2.55%             3.91%              4.29%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%               --               1.99%
    Highest contract charges           2.51%             2.31%              0.97%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             3.86%              4.72%
    Highest contract charges           2.48%             3.61%              3.11%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             3.91%             11.73%
    Highest contract charges           2.38%             3.36%             10.12%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2007  Lowest contract charges         0.85%             3.35%             13.88%
    Highest contract charges           2.51%             2.74%             11.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             0.96%             19.41%
    Highest contract charges           2.50%             0.87%             17.46%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%             0.42%             17.60%
    Highest contract charges           2.48%             0.60%             11.26%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             0.39%             12.41%
    Highest contract charges           2.46%             0.46%             10.69%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             0.40%             34.00%
    Highest contract charges           2.26%             0.51%             32.07%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges          55,979    $16.813360        $941,192
    Highest contract charges            39,001     10.427125         406,671
    Remaining contract charges      96,708,863            --   1,293,149,817
 2006  Lowest contract charges          28,337     15.093084         427,690
    Highest contract charges            23,101      9.520749         219,938
    Remaining contract charges      90,320,629            --   1,090,579,756
 2005  Lowest contract charges           4,752     13.810812          65,627
    Highest contract charges            11,673      8.861284         103,435
    Remaining contract charges      79,425,073            --     886,438,634
 2004  Lowest contract charges          42,471     12.197135         518,021
    Highest contract charges           468,853      7.827248       3,669,828
    Remaining contract charges      65,048,899            --     642,758,376
 2003  Lowest contract charges          35,224     10.945673         385,546
    Highest contract charges            33,403      7.107056         237,400
    Remaining contract charges      42,361,291            --     389,719,430
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges          65,162     16.494469       1,074,817
    Highest contract charges            20,295     13.885894         281,809
    Remaining contract charges      81,545,744            --   1,175,654,541
 2006  Lowest contract charges          30,992     15.836641         491,741
    Highest contract charges            11,471     13.560686         155,556
    Remaining contract charges      77,645,787            --   1,077,756,144
 2005  Lowest contract charges           5,878     13.864101          81,500
    Highest contract charges             5,016     12.075123          60,575
    Remaining contract charges      69,325,145            --     846,621,187
 2004  Lowest contract charges          66,034     13.442572         887,665
    Highest contract charges           318,876     11.710192       3,734,103
    Remaining contract charges      56,093,003            --     657,483,748
 2003  Lowest contract charges          60,328     12.295297         741,752
    Highest contract charges            47,320     10.721995         507,366
    Remaining contract charges      37,412,217            --     403,029,042

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2007  Lowest contract charges         0.85%             0.91%             11.40%
    Highest contract charges           2.54%             0.99%              9.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.31%              9.29%
    Highest contract charges           2.55%             0.89%              7.44%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.84%             1.64%             19.29%
    Highest contract charges           2.48%             1.84%             13.27%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             0.18%             11.43%
    Highest contract charges           2.47%             0.31%              9.72%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             0.13%             35.52%
    Highest contract charges           2.38%             0.17%             33.57%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2007  Lowest contract charges         0.85%             1.84%              4.15%
    Highest contract charges           2.54%             2.14%              2.40%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             2.37%             14.23%
    Highest contract charges           2.55%             1.69%             12.30%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.84%             3.07%              9.51%
    Highest contract charges           2.52%             2.29%              3.17%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             0.88%              9.33%
    Highest contract charges           2.47%             1.62%              7.65%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             1.21%             31.18%
    Highest contract charges           2.38%             1.52%             29.29%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges          15,095    $18.715376        $282,505
    Highest contract charges               816     12.656410          10,325
    Remaining contract charges      22,750,760            --     382,048,104
 2006  Lowest contract charges           6,037     15.726302          94,926
    Highest contract charges           365,767     10.833523       3,962,545
    Remaining contract charges      21,168,172            --     303,228,279
 2005  Lowest contract charges             304     13.330608           4,054
    Highest contract charges           204,547      9.335922       1,909,635
    Remaining contract charges      16,402,746            --     201,791,781
 2004  Lowest contract charges          11,445     11.258248         128,862
    Highest contract charges            65,212      7.878061         513,741
    Remaining contract charges      12,141,199            --     126,332,462
 2003  Lowest contract charges           3,048      9.525521          29,031
    Highest contract charges               949      7.405010           7,025
    Remaining contract charges       6,069,692            --      56,421,063
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges           6,716     30.846472         207,169
    Highest contract charges             3,780     25.310667          95,668
    Remaining contract charges       5,104,613            --     140,695,691
 2006  Lowest contract charges           2,255     23.530316          53,065
    Highest contract charges            86,947     19.667749       1,710,049
    Remaining contract charges       3,978,305            --      84,459,785
 2005  Lowest contract charges             181     18.191741           3,284
    Highest contract charges            47,782     15.208322         726,678
    Remaining contract charges       2,906,114            --      47,451,190
 2004  Lowest contract charges             589     15.210970           8,943
    Highest contract charges            16,540     12.914857         213,606
    Remaining contract charges       2,187,806            --      30,241,675
 2003  Lowest contract charges          40,899     12.765628         522,103
    Highest contract charges             2,107     11.765582          24,792
    Remaining contract charges       1,224,594            --      14,478,687

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2007  Lowest contract charges         0.84%             2.26%             19.01%
    Highest contract charges           2.53%             2.72%             17.00%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             3.11%             17.97%
    Highest contract charges           2.50%             1.95%             16.04%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.84%             3.44%             23.72%
    Highest contract charges           2.48%             2.10%             18.51%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             2.98%             18.19%
    Highest contract charges           2.47%             2.34%             16.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             1.24%             33.58%
    Highest contract charges           2.39%             1.57%             31.66%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2007  Lowest contract charges         0.85%             4.21%             31.09%
    Highest contract charges           2.48%             6.33%             28.89%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.20%             31.47%
    Highest contract charges           2.50%             1.56%             29.32%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.95%               --              19.60%
    Highest contract charges           2.48%             1.22%             17.76%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             2.29%             17.68%
    Highest contract charges           2.47%             2.52%             15.87%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.88%               --              33.34%
    Highest contract charges           2.32%             1.00%             35.95%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges          11,982    $24.253651        $290,619
    Highest contract charges             1,409     17.296552          24,377
    Remaining contract charges       7,070,153            --     152,138,943
 2006  Lowest contract charges           3,305     20.144150          66,605
    Highest contract charges           141,109     14.633974       2,064,983
    Remaining contract charges       6,543,184            --     119,065,915
 2005  Lowest contract charges             766     16.376893          12,548
    Highest contract charges            88,832     12.095083       1,074,428
    Remaining contract charges       5,643,817            --      84,443,111
 2004  Lowest contract charges          10,996     13.406321         147,425
    Highest contract charges            33,221      9.893043         328,654
    Remaining contract charges       4,343,215            --      53,267,193
 2003  Lowest contract charges           2,012     11.196332          22,528
    Highest contract charges               882      8.501150           7,499
    Remaining contract charges       2,541,581            --      27,196,578
COLUMBIA ASSET ALLOCATION FUND
 VS
 2007  Lowest contract charges       1,872,849      1.180583       2,211,054
    Highest contract charges            45,656      1.127195          51,463
    Remaining contract charges       4,831,226            --       5,560,618
 2006  Lowest contract charges       2,135,920      1.099916       2,349,334
    Highest contract charges            25,402      1.058605          26,890
    Remaining contract charges       5,703,136            --       6,140,353
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2007  Lowest contract charges       2,501,808      1.354933       3,389,782
    Highest contract charges             1,206      1.291004           1,557
    Remaining contract charges      12,412,440            --      16,360,791
 2006  Lowest contract charges       3,103,781      1.214678       3,770,094
    Highest contract charges           443,797      1.169031         518,812
    Remaining contract charges      14,695,394            --      17,454,730
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges       3,866,530      1.314135       5,081,142
    Highest contract charges            21,708      1.252159          27,182
    Remaining contract charges      21,869,297            --      27,948,265
 2006  Lowest contract charges          28,571      1.306154          37,318
    Highest contract charges         1,052,999      1.252160       1,318,524
    Remaining contract charges      29,680,267            --      37,891,420

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2007  Lowest contract charges         0.84%             3.62%             20.40%
    Highest contract charges           2.49%             4.10%             18.37%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             0.52%             23.00%
    Highest contract charges           2.50%             0.48%             20.99%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.84%             0.25%             24.21%
    Highest contract charges           2.48%             0.92%             22.26%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%               --              19.74%
    Highest contract charges           2.46%               --              17.90%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.94%             0.33%             52.08%
    Highest contract charges           2.39%             0.60%             49.89%
    Remaining contract charges           --                --                 --
COLUMBIA ASSET ALLOCATION FUND
 VS
 2007  Lowest contract charges         1.70%             2.91%              7.33%
    Highest contract charges           2.49%             3.07%              6.48%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.16%             2.08%              4.87%
    Highest contract charges           1.70%             2.54%              4.31%
    Remaining contract charges           --                --                 --
COLUMBIA SMALL COMPANY GROWTH
 FUND VS
 2007  Lowest contract charges         1.70%               --              11.55%
    Highest contract charges           2.23%               --              10.60%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.16%               --              (5.42)%
    Highest contract charges           1.70%               --              (5.93)%
    Remaining contract charges           --                --                 --
COLUMBIA LARGE CAP VALUE FUND VS
 2007  Lowest contract charges         1.70%             1.44%              1.00%
    Highest contract charges           2.23%               --               0.15%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.73%             5.29%             16.60%
    Highest contract charges           1.70%             1.37%              6.86%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges          47,654     $1.104691         $52,643
    Highest contract charges             1,291      1.026684           1,326
    Remaining contract charges         638,441            --         679,506
 2006  Lowest contract charges          29,320      1.049553          30,773
    Highest contract charges             3,330      0.986711           3,286
    Remaining contract charges         326,621            --         331,911
 2005  Lowest contract charges           5,024      0.968453           4,865
    Highest contract charges            29,762      0.920995          27,411
    Remaining contract charges          93,066            --          86,874
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges         256,017      1.572762         402,653
    Highest contract charges            21,820      1.068772          23,321
    Remaining contract charges       1,677,174            --       1,981,353
 2006  Lowest contract charges         152,313      1.435554         218,653
    Highest contract charges            18,026      0.986828          17,789
    Remaining contract charges       1,178,550            --       1,284,639
 2005  Lowest contract charges          38,637      1.310456          50,633
    Highest contract charges             6,964      0.911255           6,346
    Remaining contract charges         355,953            --         381,008
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges         175,346      2.272957         398,554
    Highest contract charges            50,700      1.324838          67,169
    Remaining contract charges       1,225,677            --       1,831,837
 2006  Lowest contract charges         116,173      2.003304         232,729
    Highest contract charges            47,763      1.181155          56,415
    Remaining contract charges         772,864            --       1,015,664
 2005  Lowest contract charges          15,966      1.648684          26,324
    Highest contract charges            48,849      0.983301          48,033
    Remaining contract charges         270,219            --         300,482
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges         127,971      0.939459         120,223
    Highest contract charges             2,746      0.926225           2,543
    Remaining contract charges         177,566            --         131,910
 2006  Lowest contract charges          26,854      0.850503          22,840
    Highest contract charges             2,857      0.842721           2,407
    Remaining contract charges         158,956            --         107,682
 2005  Lowest contract charges           7,362      0.811784           5,977
    Highest contract charges            49,541      0.625043          30,965
    Remaining contract charges              --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
EVERGREEN VA BALANCED FUND
 2007  Lowest contract charges         1.34%             4.82%              5.25%
    Highest contract charges           2.51%             3.03%              4.05%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.36%             3.92%              8.37%
    Highest contract charges           2.50%             3.01%              7.14%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.35%             2.48%              6.62%
    Highest contract charges           2.48%             1.90%              5.81%
    Remaining contract charges           --                --                 --
EVERGREEN VA GROWTH FUND
 2007  Lowest contract charges         1.34%               --               9.56%
    Highest contract charges           2.49%               --               8.30%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --               9.55%
    Highest contract charges           2.50%               --               8.29%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.31%               --              16.46%
    Highest contract charges           2.44%               --              15.57%
    Remaining contract charges           --                --                 --
EVERGREEN VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges         1.34%             3.14%             13.46%
    Highest contract charges           2.49%             2.59%             12.17%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             4.69%             21.51%
    Highest contract charges           2.50%             3.76%             20.12%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.28%            14.32%             16.57%
    Highest contract charges           2.44%             4.43%             15.69%
    Remaining contract charges           --                --                 --
EVERGREEN VA OMEGA FUND
 2007  Lowest contract charges         1.34%             0.57%             10.46%
    Highest contract charges           1.83%             0.56%              9.91%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --               4.59%
    Highest contract charges           1.85%               --               4.07%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.52%               --              12.59%
    Highest contract charges           1.59%               --              12.51%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2007  Lowest contract charges     1,650,958    $1.952678        $3,223,790
    Highest contract charges         154,078     1.430216           220,365
    Remaining contract charges     9,830,581           --        15,226,006
 2006  Lowest contract charges     1,124,999     2.140076         2,407,587
    Highest contract charges         147,871     1.585609           234,465
    Remaining contract charges     7,072,054           --        12,258,325
 2005  Lowest contract charges       259,683     1.784602           463,431
    Highest contract charges          72,143     1.337525            96,493
    Remaining contract charges     2,642,940           --         3,996,291
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2007  Lowest contract charges        21,930     1.457076            31,953
    Highest contract charges         101,482     1.331900           135,164
    Remaining contract charges       573,973           --           819,697
 2006  Lowest contract charges        32,304     1.363805            44,057
    Highest contract charges          39,424     1.257282            49,567
    Remaining contract charges       481,250           --           646,078
 2005  Lowest contract charges         2,628     1.224825             3,219
    Highest contract charges          18,328     1.221742            22,391
    Remaining contract charges         6,235           --             7,589
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges        22,530    15.218488           342,877
    Highest contract charges           4,353    14.200576            61,821
    Remaining contract charges    27,328,052           --       402,546,450
 2006  Lowest contract charges         8,997    15.772306           141,877
    Highest contract charges           2,203    14.969769            32,978
    Remaining contract charges    21,506,548           --       330,674,817
 2005  Lowest contract charges           871    13.581424            11,827
    Highest contract charges           1,698    13.111329            22,258
    Remaining contract charges    14,583,801           --       194,671,832
 2004  Lowest contract charges         5,943    13.343129            79,254
    Highest contract charges         111,923    13.010868         1,456,211
    Remaining contract charges     8,292,825           --       109,031,559
 2003  Lowest contract charges           859    12.107290            10,399
    Highest contract charges          29,933    12.022402           359,862
    Remaining contract charges     1,863,893           --        22,491,772

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
EVERGREEN VA SPECIAL VALUES
 FUND
 2007  Lowest contract charges         1.34%             1.63%             (8.76)%
    Highest contract charges           2.49%             1.52%             (9.80)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             1.21%             19.92%
    Highest contract charges           2.49%             0.89%             18.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.31%             4.60%             14.80%
    Highest contract charges           2.44%             2.82%             13.93%
    Remaining contract charges           --                --                 --
EVERGREEN VA FUNDAMENTAL LARGE
 CAP FUND
 2007  Lowest contract charges         1.35%             0.81%              6.84%
    Highest contract charges           2.18%             1.28%              5.94%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%             2.34%             11.16%
    Highest contract charges           2.20%             2.60%             10.22%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.49%             3.52%              9.52%
    Highest contract charges           1.83%             1.91%              9.30%
    Remaining contract charges           --                --                 --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2007  Lowest contract charges         0.85%             2.11%             (3.51)%
    Highest contract charges           2.54%             1.85%             (5.14)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.18%             16.13%
    Highest contract charges           2.55%             1.00%             14.17%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%               --               5.93%
    Highest contract charges           2.53%             1.61%              0.82%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             0.71%              9.95%
    Highest contract charges           2.47%             0.49%              8.26%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.86%               --              21.07%
    Highest contract charges           1.56%               --              20.22%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges        73,282   $16.395959        $1,201,526
    Highest contract charges          11,939    15.145488           180,828
    Remaining contract charges    83,514,119           --     1,319,488,408
 2006  Lowest contract charges        33,408    15.937182           532,424
    Highest contract charges          11,079    14.974072           165,894
    Remaining contract charges    68,055,726           --     1,052,893,588
 2005  Lowest contract charges         6,361    13.593697            86,464
    Highest contract charges           7,475    12.991094            97,111
    Remaining contract charges    51,728,813           --       688,265,865
 2004  Lowest contract charges         7,534    13.642332           102,782
    Highest contract charges         225,859    13.122761         2,963,897
    Remaining contract charges    29,949,118           --       399,400,715
 2003  Lowest contract charges         2,306    12.026069            27,731
    Highest contract charges           5,136    11.817583            60,698
    Remaining contract charges    11,758,660           --       140,259,254
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges         2,065    12.827021            26,483
    Highest contract charges              68    11.848456               808
    Remaining contract charges     7,056,138           --        86,825,462
 2006  Lowest contract charges            37    12.177757               461
    Highest contract charges              68    11.441566               781
    Remaining contract charges     6,502,337           --        76,642,060
 2005  Lowest contract charges       541,016    11.028606         5,966,657
    Highest contract charges          60,857    10.594401           644,746
    Remaining contract charges     4,566,383           --        49,282,808
 2004  Lowest contract charges           217    11.174616             2,439
    Highest contract charges          14,152    10.748796           152,115
    Remaining contract charges     3,164,948           --        34,515,753
 2003  Lowest contract charges           338    10.452055             3,532
    Highest contract charges           4,138    10.219357            42,289
    Remaining contract charges       950,299           --         9,786,694

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 2007  Lowest contract charges         0.85%             3.23%              2.88%
    Highest contract charges           2.54%             3.12%              1.15%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             3.65%             17.24%
    Highest contract charges           2.55%             4.00%             15.26%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%             2.03%              4.02%
    Highest contract charges           2.51%             0.98%              0.95%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             3.03%             12.78%
    Highest contract charges           2.47%             2.82%             11.05%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.28%             0.96%             30.02%
    Highest contract charges           2.39%             5.09%             28.60%
    Remaining contract charges           --                --                 --
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges         0.82%             0.10%              5.33%
    Highest contract charges           2.57%             0.73%              3.56%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.95%               --               9.96%
    Highest contract charges           2.51%             0.93%              8.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.58%              0.30%
    Highest contract charges           2.47%             0.48%              1.44%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             0.69%              6.91%
    Highest contract charges           2.47%             0.39%              5.27%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.93%             0.78%             25.75%
    Highest contract charges           2.34%             0.67%             24.00%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges        98,366   $22.193451        $2,183,091
    Highest contract charges             692    20.767079            14,362
    Remaining contract charges       113,651           --         2,420,140
 2006  Lowest contract charges       114,766    28.439936         3,263,902
    Highest contract charges             692    26.866489            18,585
    Remaining contract charges       153,759           --         4,202,538
 2005  Lowest contract charges       135,819    23.916634         3,248,336
    Highest contract charges             692    22.809046            15,783
    Remaining contract charges       183,911           --         4,238,338
 2004  Lowest contract charges       163,732    21.373611         3,499,540
    Highest contract charges             703    20.578259            14,465
    Remaining contract charges       220,761           --         4,569,790
 2003  Lowest contract charges       176,907    16.445011         2,909,231
    Highest contract charges             717    15.984121            11,458
    Remaining contract charges       245,153           --         3,915,877
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges        13,533    14.408266           194,991
    Highest contract charges           5,738     7.996026            45,877
    Remaining contract charges    11,430,681           --       128,576,387
 2006  Lowest contract charges         6,948    13.062801            90,794
    Highest contract charges           4,625     7.373627            34,103
    Remaining contract charges    11,016,113           --       113,349,235
 2005  Lowest contract charges           780    12.120647             9,455
    Highest contract charges           3,530     6.959172            24,568
    Remaining contract charges    10,588,793           --       102,124,884
 2004  Lowest contract charges         1,897    11.869463            22,508
    Highest contract charges          71,934     6.816177           490,318
    Remaining contract charges     9,722,180           --        92,613,848
 2003  Lowest contract charges         1,267    10.749301            13,621
    Highest contract charges             184     6.297494             1,157
    Remaining contract charges     7,051,187           --        63,312,433
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges         3,088     9.253378            28,574
    Highest contract charges             544     9.230086             5,023
    Remaining contract charges        12,549           --           115,993

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2007  Lowest contract charges         1.40%             2.30%            (21.96)%
    Highest contract charges           2.35%             2.26%            (22.70)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.05%             18.91%
    Highest contract charges           2.35%             1.98%             17.79%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.42%             11.90%
    Highest contract charges           2.34%             1.39%             10.84%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.87%             29.97%
    Highest contract charges           2.35%             1.89%             28.74%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             2.51%             33.86%
    Highest contract charges           2.34%             2.57%             32.60%
    Remaining contract charges           --                --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges         0.85%               --              10.30%
    Highest contract charges           2.54%               --               8.44%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%               --               7.77%
    Highest contract charges           2.55%               --               5.96%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%               --              15.29%
    Highest contract charges           2.43%               --               2.15%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%               --              10.42%
    Highest contract charges           2.48%               --               8.72%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.97%               --              35.95%
    Highest contract charges           2.45%               --              34.00%
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges         0.36%               --              (0.01)%
    Highest contract charges           0.61%               --              (0.13)%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges        21,176   $16.963013          $359,205
    Highest contract charges           2,685    14.676700            39,410
    Remaining contract charges    14,419,237           --       225,325,293
 2006  Lowest contract charges         6,276    16.108811           101,072
    Highest contract charges           2,043    14.176524            28,968
    Remaining contract charges    12,268,338           --       183,518,260
 2005  Lowest contract charges           559    14.972815             8,372
    Highest contract charges           1,100    13.402661            14,737
    Remaining contract charges    10,290,707           --       144,203,380
 2004  Lowest contract charges         3,038    15.102795            45,897
    Highest contract charges          47,514    13.521731           642,473
    Remaining contract charges     7,548,776           --       105,994,364
 2003  Lowest contract charges         2,279    13.859065            31,587
    Highest contract charges           3,808    12.519934            47,672
    Remaining contract charges     4,538,082           --        59,109,751
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges        54,739    20.176053         1,104,424
    Highest contract charges          20,374    16.597302           338,150
    Remaining contract charges    47,022,292           --       822,849,078
 2006  Lowest contract charges        20,877    19.664073           410,501
    Highest contract charges           9,334    16.453485           153,584
    Remaining contract charges    42,025,519           --       718,384,455
 2005  Lowest contract charges         3,463    16.752733            58,007
    Highest contract charges           3,478    14.257743            49,590
    Remaining contract charges    34,585,852           --       505,438,067
 2004  Lowest contract charges         8,663    15.549701           134,691
    Highest contract charges         149,130    13.236404         1,973,943
    Remaining contract charges    23,871,228           --       320,263,265
 2003  Lowest contract charges         8,671    13.937527           120,849
    Highest contract charges          12,664    11.592760           146,815
    Remaining contract charges    12,835,342           --       155,151,274

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2007  Lowest contract charges         0.84%             4.36%              5.30%
    Highest contract charges           2.54%             4.70%              3.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             3.67%              7.59%
    Highest contract charges           2.54%             5.61%              5.77%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%             0.87%              2.59%
    Highest contract charges           2.49%               --               0.83%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.93%             2.30%              8.97%
    Highest contract charges           2.47%             2.21%              7.30%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             2.65%             19.22%
    Highest contract charges           2.33%             0.90%             17.50%
    Remaining contract charges           --                --                 --
MUTUAL SHARES SECURITIES FUND
 2007  Lowest contract charges         0.84%             1.27%              2.60%
    Highest contract charges           2.54%             1.20%              0.87%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.17%             17.38%
    Highest contract charges           2.55%             1.45%             15.40%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%               --              10.46%
    Highest contract charges           2.49%               --               7.77%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             0.78%             11.57%
    Highest contract charges           2.47%             0.71%              9.85%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             1.05%             23.97%
    Highest contract charges           2.38%             0.90%             22.18%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges         4,939   $30.661983          $151,452
    Highest contract charges           2,510    26.042533            65,367
    Remaining contract charges     3,453,026           --        96,398,280
 2006  Lowest contract charges         1,278    23.955722            30,574
    Highest contract charges          61,613    20.726343         1,277,019
    Remaining contract charges     2,896,128           --        63,387,906
 2005  Lowest contract charges           295    19.120676             5,636
    Highest contract charges          39,021    16.546237           645,650
    Remaining contract charges     2,292,645           --        39,605,788
 2004  Lowest contract charges           250    15.109178             3,807
    Highest contract charges           8,288    13.278865           110,059
    Remaining contract charges     1,303,962           --        17,781,859
 2003  Lowest contract charges         5,703    12.067090            68,814
    Highest contract charges             555    10.186685             5,654
    Remaining contract charges       602,040           --         6,612,760
TEMPLETON FOREIGN SECURITIES
 FUND
 2007  Lowest contract charges         9,268    16.755358           155,292
    Highest contract charges              29    14.128636               407
    Remaining contract charges    19,305,769           --       293,624,963
 2006  Lowest contract charges         2,250    14.636053            32,941
    Highest contract charges         255,931    12.571975         3,217,555
    Remaining contract charges    18,959,703           --       253,659,532
 2005  Lowest contract charges           865    12.154452            10,515
    Highest contract charges         170,418    10.613973         1,808,809
    Remaining contract charges    15,710,185           --       175,539,175
 2004  Lowest contract charges         1,390    11.321045            15,764
    Highest contract charges          43,672     9.878123           431,401
    Remaining contract charges    10,548,259           --       108,883,014
 2003  Lowest contract charges           907     9.642470             8,748
    Highest contract charges           4,696     8.544872            40,124
    Remaining contract charges     3,532,828           --        31,460,030

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2007  Lowest contract charges         0.84%             1.71%             27.99%
    Highest contract charges           2.42%               --              25.84%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             0.82%             27.35%
    Highest contract charges           2.50%             1.31%             25.26%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.95%             1.43%             26.55%
    Highest contract charges           2.47%             1.33%             24.61%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%               --              23.65%
    Highest contract charges           2.47%             2.14%             21.75%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.88%               --              45.26%
    Highest contract charges           2.34%             1.35%             50.17%
    Remaining contract charges           --                --                 --
TEMPLETON FOREIGN SECURITIES
 FUND
 2007  Lowest contract charges         0.84%             1.21%             14.48%
    Highest contract charges           2.62%               --              12.55%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.16%             20.42%
    Highest contract charges           2.50%             1.24%             18.45%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.84%             0.13%             12.21%
    Highest contract charges           2.48%             0.97%              7.45%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             1.33%             17.41%
    Highest contract charges           2.47%             1.00%             15.60%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.94%             1.80%             30.96%
    Highest contract charges           2.37%             1.44%             29.08%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2007  Lowest contract charges         1,517   $18.832232           $28,572
    Highest contract charges           3,755    16.680252            62,632
    Remaining contract charges       198,001           --         3,422,702
 2006  Lowest contract charges         1,519    17.281807            26,228
    Highest contract charges           3,755    15.491752            58,169
    Remaining contract charges       223,690           --         3,592,879
 2005  Lowest contract charges         1,518    14.405588            21,871
    Highest contract charges           3,755    13.069300            49,073
    Remaining contract charges       232,045           --         3,127,195
 2004  Lowest contract charges         1,519    14.043980            21,331
    Highest contract charges           2,286    12.251426            28,004
    Remaining contract charges       287,874           --         3,803,126
 2003  Lowest contract charges         2,581    12.252158            31,623
    Highest contract charges           1,799    10.806476            19,443
    Remaining contract charges       285,042           --         3,303,766
TEMPLETON GROWTH SECURITIES
 FUND
 2007  Lowest contract charges        43,133    17.480379           753,978
    Highest contract charges          14,246    14.495551           206,501
    Remaining contract charges    38,831,824           --       615,404,141
 2006  Lowest contract charges        19,335    17.225283           333,017
    Highest contract charges          11,465    14.528955           166,569
    Remaining contract charges    34,740,528           --       545,011,757
 2005  Lowest contract charges         6,054    14.262017            86,335
    Highest contract charges           4,841    12.235707            59,229
    Remaining contract charges    27,039,258           --       353,013,575
 2004  Lowest contract charges         2,658    13.443331            35,739
    Highest contract charges         313,025    11.535531         3,610,905
    Remaining contract charges    14,511,112           --       177,137,908
 2003  Lowest contract charges         2,921    11.555589            33,757
    Highest contract charges          21,412    10.525852           225,385
    Remaining contract charges     5,047,917           --        53,817,909

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
TEMPLETON GLOBAL ASSET
 ALLOCATION FUND
 2007  Lowest contract charges         0.95%            17.34%              8.97%
    Highest contract charges           2.14%            17.36%              7.67%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.95%             7.05%             19.97%
    Highest contract charges           2.15%             7.06%             18.54%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.95%             3.70%              2.58%
    Highest contract charges           2.14%             3.75%              1.35%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             3.28%             14.63%
    Highest contract charges           2.05%             2.87%             13.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             2.58%             30.71%
    Highest contract charges           2.03%               --              29.28%
    Remaining contract charges           --                --                 --
TEMPLETON GROWTH SECURITIES
 FUND
 2007  Lowest contract charges         0.85%             1.26%              1.48%
    Highest contract charges           2.54%             1.20%             (0.23)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.20%             20.78%
    Highest contract charges           2.55%             1.47%             18.74%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%             0.67%              9.79%
    Highest contract charges           2.52%               --               6.12%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.94%             1.31%             14.93%
    Highest contract charges           2.47%             0.62%             13.16%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.27%               --              30.43%
    Highest contract charges           2.33%             1.23%             29.07%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES
 FUND
 2007  Lowest contract charges        40,428   $22.537085          $911,137
    Highest contract charges           9,278    21.030000           195,118
    Remaining contract charges     8,811,376           --       191,983,358
 2006  Lowest contract charges        16,775    20.321572           340,880
    Highest contract charges           1,762    19.287666            33,987
    Remaining contract charges     6,607,536           --       130,798,836
 2005  Lowest contract charges         1,558    16.655119            25,945
    Highest contract charges           2,176    16.078683            34,984
    Remaining contract charges     3,889,622           --        63,647,577
 2004  Lowest contract charges           296    14.593317             4,317
    Highest contract charges          26,457    14.229936           376,479
    Remaining contract charges     2,154,077           --        30,968,068
 2003  Lowest contract charges         2,586    12.435649            32,160
    Highest contract charges           6,500    12.348414            80,267
    Remaining contract charges       543,750           --         6,738,736
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges         4,238    12.444192            52,743
    Highest contract charges           1,641    11.858630            19,458
    Remaining contract charges     1,894,232           --        22,980,116
 2006  Lowest contract charges           678    10.978096             7,429
    Highest contract charges           1,270    10.640852            13,512
    Remaining contract charges     1,430,758           --        15,443,047
 2005  Lowest contract charges            46    10.524182               484
    Highest contract charges          15,384    10.380183           159,686
    Remaining contract charges       606,408           --         6,330,485
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges           250    11.800600             2,950
    Highest contract charges              25    11.245329               283
    Remaining contract charges       781,053           --         8,982,369
 2006  Lowest contract charges        92,929    11.823520         1,098,765
    Highest contract charges          13,874    11.576666           160,617
    Remaining contract charges       487,317           --         5,710,113
 2005  Lowest contract charges         8,796    10.314563            90,723
    Highest contract charges           8,117    10.215971            82,925
    Remaining contract charges       132,345           --         1,359,418

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MUTUAL DISCOVERY SECURITIES
 FUND
 2007  Lowest contract charges         0.84%             1.22%             10.90%
    Highest contract charges           2.52%             1.07%              9.03%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.11%             22.01%
    Highest contract charges           2.55%             1.20%             19.96%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.82%               --              13.98%
    Highest contract charges           2.34%               --              13.05%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.62%               --              17.08%
    Highest contract charges           2.48%             1.19%             15.28%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.86%               --              24.36%
    Highest contract charges           1.54%               --              23.48%
    Remaining contract charges           --                --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2007  Lowest contract charges         0.84%             0.13%             13.36%
    Highest contract charges           2.54%             0.13%             11.44%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             0.01%              4.31%
    Highest contract charges           2.54%             0.01%              2.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.86%             0.71%             11.76%
    Highest contract charges           2.45%             0.25%             10.55%
    Remaining contract charges           --                --                 --
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2007  Lowest contract charges         0.86%             3.39%             (1.11)%
    Highest contract charges           2.44%             4.03%             (2.77)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.73%             14.63%
    Highest contract charges           2.50%             1.59%             13.32%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             1.16%              6.25%
    Highest contract charges           2.44%             2.93%              5.44%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges     2,926,523    $1.346358        $3,940,147
    Highest contract charges          24,470     1.081903            26,474
    Remaining contract charges    24,621,095           --        27,412,774
 2006  Lowest contract charges     5,165,865     1.283584         6,630,820
    Highest contract charges          24,470     1.043392            25,532
    Remaining contract charges    29,623,827           --        31,651,899
 2005  Lowest contract charges     5,862,533     1.178754         6,910,484
    Highest contract charges          24,470     0.969260            23,718
    Remaining contract charges    34,715,244           --        34,284,325
 2004  Lowest contract charges     6,377,220     1.117498         7,126,531
    Highest contract charges       1,252,341     0.929969         1,164,638
    Remaining contract charges    38,659,817           --        36,482,628
 2003  Lowest contract charges     7,147,982     1.095089         7,827,676
    Highest contract charges         178,360     0.921407           164,342
    Remaining contract charges    30,409,308           --        28,341,446
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges     1,104,972     1.509593         1,668,058
    Highest contract charges          88,976     1.230471           109,482
    Remaining contract charges    63,216,908           --        79,729,578
 2006  Lowest contract charges     1,192,897     1.466249         1,749,082
    Highest contract charges          56,895     1.208958            68,784
    Remaining contract charges    68,898,704           --        85,021,424
 2005  Lowest contract charges     1,335,796     1.422302         1,899,906
    Highest contract charges          56,895     1.186291            67,494
    Remaining contract charges    75,027,974           --        90,433,823
 2004  Lowest contract charges     1,277,261     1.411419         1,802,750
    Highest contract charges       1,540,308     1.191419         1,835,153
    Remaining contract charges    69,839,752           --        84,155,955
 2003  Lowest contract charges     1,311,057     1.371476         1,798,083
    Highest contract charges         526,592     1.170513           616,383
    Remaining contract charges    49,630,276           --        58,564,571

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges         1.40%             1.38%              4.89%
    Highest contract charges           2.54%             1.93%              3.69%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.03%              8.89%
    Highest contract charges           2.55%             2.15%              7.65%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             2.85%              5.48%
    Highest contract charges           2.52%             4.40%              4.28%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.82%              2.05%
    Highest contract charges           2.45%             2.95%              0.93%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             2.52%             16.55%
    Highest contract charges           2.38%             3.11%             15.40%
    Remaining contract charges           --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2007  Lowest contract charges         1.40%             4.77%              2.96%
    Highest contract charges           2.53%             7.54%              1.78%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             4.39%              3.09%
    Highest contract charges           2.55%             4.58%              1.91%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             7.07%              0.77%
    Highest contract charges           2.52%            10.33%              0.38%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             4.55%              2.91%
    Highest contract charges           2.47%             4.52%              1.79%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             4.01%              6.08%
    Highest contract charges           2.39%             4.19%              5.03%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges     3,850,996    $2.708673       $10,431,089
    Highest contract charges          10,035     1.603556            16,092
    Remaining contract charges    39,121,345           --        64,937,065
 2006  Lowest contract charges     5,371,565     2.357117        12,661,408
    Highest contract charges       1,763,707     1.413662         2,493,286
    Remaining contract charges    44,933,400           --        65,368,231
 2005  Lowest contract charges     5,697,035     2.054889        11,706,774
    Highest contract charges       1,817,152     1.246038         2,264,240
    Remaining contract charges    52,925,549           --        67,477,143
 2004  Lowest contract charges     6,012,800     1.807982        10,871,033
    Highest contract charges       1,656,954     1.108442         1,836,638
    Remaining contract charges    57,211,800           --        64,630,767
 2003  Lowest contract charges     6,277,189     1.539851         9,665,936
    Highest contract charges         397,700     0.954495           379,602
    Remaining contract charges    38,129,265           --        37,065,515
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges     1,148,371     1.680583         1,929,933
    Highest contract charges          21,628     1.353370            29,271
    Remaining contract charges    38,561,153           --        53,592,557
 2006  Lowest contract charges     1,882,130     1.578268         2,970,507
    Highest contract charges          21,628     1.285670            27,807
    Remaining contract charges    45,112,330           --        59,288,193
 2005  Lowest contract charges     2,027,107     1.333084         2,702,304
    Highest contract charges          21,628     1.098498            23,759
    Remaining contract charges    51,477,020           --        57,505,690
 2004  Lowest contract charges     2,179,542     1.279022         2,787,681
    Highest contract charges       1,101,916     1.066670         1,175,381
    Remaining contract charges    47,389,011           --        51,174,113
 2003  Lowest contract charges     2,256,078     1.156620         2,609,425
    Highest contract charges         738,736     0.975265           720,463
    Remaining contract charges    30,216,290           --        29,730,833

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2007  Lowest contract charges         1.40%             0.06%             14.92%
    Highest contract charges           2.23%               --              13.60%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.10%             14.71%
    Highest contract charges           2.50%             1.11%             13.45%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.61%             13.66%
    Highest contract charges           2.49%             0.61%             12.41%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.22%             17.41%
    Highest contract charges           2.46%             0.44%             16.13%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.42%             40.05%
    Highest contract charges           2.38%             0.51%             38.66%
    Remaining contract charges           --                --                 --
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2007  Lowest contract charges         1.40%             1.07%              6.48%
    Highest contract charges           2.54%             1.42%              5.27%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.44%             18.39%
    Highest contract charges           2.55%             1.50%             17.04%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.58%              4.23%
    Highest contract charges           2.52%             2.72%              3.04%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.19%             10.58%
    Highest contract charges           2.48%             2.51%              9.37%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.37%             24.73%
    Highest contract charges           2.39%             1.52%             23.48%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         6,663    $1.291171            $8,602
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         6,780     1.140237             7,731
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         6,898     1.056464             7,288
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2004  Lowest contract charges         7,307     0.977503             7,143
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2003  Lowest contract charges         1,490     0.963308             1,435
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges       104,108     2.271611           236,493
    Highest contract charges          22,124     2.244431            49,656
    Remaining contract charges            --           --                --
 2006  Lowest contract charges       142,160     1.980819           281,593
    Highest contract charges          22,128     1.960059            43,372
    Remaining contract charges            --           --                --
 2005  Lowest contract charges       155,595     1.850300           287,897
    Highest contract charges          27,213     1.833652            49,899
    Remaining contract charges            --           --                --
 2004  Lowest contract charges       194,988     1.819776           354,834
    Highest contract charges          27,217     1.806109            49,157
    Remaining contract charges            --           --                --
 2003  Lowest contract charges       188,842     1.640868           309,865
    Highest contract charges          27,222     1.630988            44,398
    Remaining contract charges            --           --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2007  Lowest contract charges         1.40%             0.06%             13.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.52%              7.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.31%              8.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.39%             0.14%              1.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.38%             0.18%             26.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GLOBAL ADVISERS HLS
 FUND
 2007  Lowest contract charges         1.40%             0.55%             14.68%
    Highest contract charges           1.55%             0.64%             14.51%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.40%              7.05%
    Highest contract charges           1.55%             2.44%              6.89%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             3.26%              1.68%
    Highest contract charges           1.55%             3.31%              1.53%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --              10.90%
    Highest contract charges           1.55%               --              10.74%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.68%             20.27%
    Highest contract charges           1.53%             1.54%             20.09%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS
 HLS FUND
 2007  Lowest contract charges            4,834     $1.601212         $7,740
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2006  Lowest contract charges            4,532      1.319404          5,979
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2005  Lowest contract charges            4,149      1.099231          4,560
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2004  Lowest contract charges            4,061      0.942122          3,826
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges            2,037      0.777330          1,584
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
HARTFORD GLOBAL FINANCIAL
 SERVICES HLS FUND
 2007  Lowest contract charges           46,522      1.256724         58,464
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2006  Lowest contract charges           60,363      1.385583         83,637
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2005  Lowest contract charges           60,385      1.165979         70,407
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2004  Lowest contract charges           61,689      1.073564         66,227
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges           60,414      0.971460         58,690
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS
 HLS FUND
 2007  Lowest contract charges         1.40%            0.67%             21.36%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            1.79%             20.03%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            3.66%             16.68%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              21.20%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.39%              --              57.85%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
HARTFORD GLOBAL FINANCIAL
 SERVICES HLS FUND
 2007  Lowest contract charges         1.40%            0.05%             (9.30)%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            1.44%             18.83%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            2.86%              8.61%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              10.51%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%            1.42%             28.16%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges          286,382     $2.193343       $628,133
    Highest contract charges                355      2.138451            759
    Remaining contract charges           41,961            --         90,978
 2006  Lowest contract charges          417,758      2.101222        877,801
    Highest contract charges                342      2.055824            703
    Remaining contract charges           45,946            --         95,577
 2005  Lowest contract charges          421,501      1.921259        809,812
    Highest contract charges                322      1.886344            608
    Remaining contract charges           45,962            --         87,555
 2004  Lowest contract charges          441,436      1.737313        766,912
    Highest contract charges                294      1.711710            503
    Remaining contract charges           56,658            --         97,744
 2003  Lowest contract charges          442,299      1.565738        692,524
    Highest contract charges                257      1.548076            398
    Remaining contract charges           74,370            --        115,803
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges          715,426      2.530315      1,810,252
    Highest contract charges              9,380      2.445701         22,941
    Remaining contract charges           82,029            --        203,908
 2006  Lowest contract charges        1,052,674      2.057130      2,165,485
    Highest contract charges             32,456      1.998303         64,857
    Remaining contract charges          108,106            --        219,150
 2005  Lowest contract charges        1,109,958      1.832185      2,033,649
    Highest contract charges             27,431      1.788716         49,067
    Remaining contract charges          126,922            --        229,762
 2004  Lowest contract charges        1,169,200      1.815622      2,122,825
    Highest contract charges             27,431      1.781427         48,867
    Remaining contract charges          114,663            --        206,442
 2003  Lowest contract charges        1,198,560      1.548670      1,856,174
    Highest contract charges              8,586      1.530376         13,139
    Remaining contract charges          101,705            --        156,559

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
 2007  Lowest contract charges         1.40%              --               4.38%
    Highest contract charges           1.61%              --               4.02%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%              --               9.37%
    Highest contract charges           1.70%              --               8.99%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%              --              10.59%
    Highest contract charges           1.70%              --              10.20%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              10.96%
    Highest contract charges           1.74%              --              10.57%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%              --              30.15%
    Highest contract charges           1.69%              --              29.69%
    Remaining contract charges           --               --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges         1.40%            0.05%             23.00%
    Highest contract charges           1.90%            0.09%             22.39%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            0.45%             12.28%
    Highest contract charges           1.90%            0.42%             11.72%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            0.47%              0.91%
    Highest contract charges           1.89%            0.48%              0.41%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%            0.39%             17.24%
    Highest contract charges           1.84%            2.89%             16.65%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%            0.52%             33.36%
    Highest contract charges           1.75%            0.51%             32.89%
    Remaining contract charges           --               --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges          670,660     $0.599182       $401,848
    Highest contract charges              1,273      0.584123            743
    Remaining contract charges               --            --             --
 2006  Lowest contract charges          983,079      0.534995        525,942
    Highest contract charges              1,220      0.523382            639
    Remaining contract charges            4,829            --          2,558
 2005  Lowest contract charges        1,022,098      0.492870        503,763
    Highest contract charges              1,137      0.483866            550
    Remaining contract charges            4,832            --          2,361
 2004  Lowest contract charges        1,076,689      0.450790        485,360
    Highest contract charges              1,018      0.444122            452
    Remaining contract charges            4,836            --          2,165
 2003  Lowest contract charges        1,153,481      0.452186        521,588
    Highest contract charges                877      0.447058            392
    Remaining contract charges            4,839            --          2,176
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges          482,787      1.479497        714,282
    Highest contract charges                294      1.430014            421
    Remaining contract charges           86,375            --        125,249
 2006  Lowest contract charges          551,685      1.388298        765,903
    Highest contract charges                388      1.348591            524
    Remaining contract charges          114,910            --        156,929
 2005  Lowest contract charges          601,321      1.255097        754,715
    Highest contract charges              4,261      1.225316          5,222
    Remaining contract charges          110,102            --        136,264
 2004  Lowest contract charges          679,473      1.197237        813,490
    Highest contract charges             64,584      1.178956         76,142
    Remaining contract charges           54,318            --         64,542
 2003  Lowest contract charges          675,787      1.122715        758,716
    Highest contract charges             84,848      1.109457         94,136
    Remaining contract charges           38,142            --         42,563

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS
 FUND
 2007  Lowest contract charges         1.40%              --              12.00%
    Highest contract charges           1.66%              --              11.61%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%              --               8.55%
    Highest contract charges           1.74%              --               8.17%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            0.03%              9.34%
    Highest contract charges           1.66%            0.03%              8.95%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --               0.31%
    Highest contract charges           1.75%              --               0.66%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%              --              58.86%
    Highest contract charges           1.67%              --              58.31%
    Remaining contract charges           --               --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2007  Lowest contract charges         1.40%            0.74%              6.57%
    Highest contract charges           1.80%            0.66%              6.04%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            0.73%             10.61%
    Highest contract charges           1.90%            0.03%             10.06%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            0.88%              4.83%
    Highest contract charges           1.86%            1.33%              4.31%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%            0.99%              6.64%
    Highest contract charges           1.75%            0.82%              6.26%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%            0.97%             26.71%
    Highest contract charges           1.73%            1.47%             26.27%
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges           53,796     $1.506262        $81,031
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2006  Lowest contract charges           64,590      1.311312         84,697
    Highest contract charges              4,335      1.281511          5,556
    Remaining contract charges               --            --             --
 2005  Lowest contract charges           20,772      1.274338         26,471
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2004  Lowest contract charges           20,506      1.237646         25,380
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges            8,967      1.118468         10,029
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges           85,630      2.009325        172,058
    Highest contract charges             19,869      1.953917         38,822
    Remaining contract charges            4,363            --          8,596
 2006  Lowest contract charges           89,417      1.575584        140,884
    Highest contract charges             16,379      1.539813         25,221
    Remaining contract charges            4,363            --          6,764
 2005  Lowest contract charges           55,927      1.429248         79,933
    Highest contract charges              4,363      1.411014          6,157
    Remaining contract charges               --            --             --
 2004  Lowest contract charges           14,402      1.249263         17,991
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges           12,932      1.083781         14,016
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges         1.40%              --              14.87%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%              --               2.90%
    Highest contract charges           1.89%              --               2.39%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%              --               2.97%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              10.66%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.23%              --                 --
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges         1.40%            0.02%             27.53%
    Highest contract charges           1.89%            0.03%             26.89%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            0.55%             10.24%
    Highest contract charges           1.91%            1.27%              9.69%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.39%              --              14.41%
    Highest contract charges           1.62%              --              14.01%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              15.27%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.24%              --              41.45%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges          246,057     $1.400582       $344,623
    Highest contract charges             20,416      1.353719         27,637
    Remaining contract charges           33,719            --         46,636
 2006  Lowest contract charges          304,898      1.385264        422,366
    Highest contract charges             16,621      1.345629         22,365
    Remaining contract charges           33,606            --         46,044
 2005  Lowest contract charges          276,005      1.266816        349,648
    Highest contract charges              4,425      1.236741          5,472
    Remaining contract charges           43,244            --         54,159
 2004  Lowest contract charges          302,110      1.261345        381,064
    Highest contract charges             16,133      1.242075         20,038
    Remaining contract charges           35,438            --         44,363
 2003  Lowest contract charges          314,036      1.193923        374,935
    Highest contract charges              3,784      1.179809          4,464
    Remaining contract charges           37,395            --         44,377
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges          152,594      5.437964        829,802
    Highest contract charges                472      5.256090          2,480
    Remaining contract charges           20,912            --        112,301
 2006  Lowest contract charges          254,344      5.255117      1,336,605
    Highest contract charges                472      5.104819          2,409
    Remaining contract charges           41,224            --        214,333
 2005  Lowest contract charges          276,112      4.627286      1,277,651
    Highest contract charges              1,594      4.581945          7,306
    Remaining contract charges           39,164            --        179,590
 2004  Lowest contract charges          280,634      4.501460      1,263,261
    Highest contract charges              1,594      4.466279          7,121
    Remaining contract charges           48,607            --        217,159
 2003  Lowest contract charges          302,268      4.145460      1,253,039
    Highest contract charges              1,594      4.121300          6,571
    Remaining contract charges           33,413            --        137,677

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges         1.40%            7.09%              1.11%
    Highest contract charges           1.89%            7.51%              0.60%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%           15.32%              9.35%
    Highest contract charges           1.90%           23.35%              8.80%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            6.24%              0.43%
    Highest contract charges           1.87%            9.82%              0.07%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%            4.73%              5.65%
    Highest contract charges           1.74%            4.54%              5.28%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%            3.86%             21.17%
    Highest contract charges           1.68%            3.54%             20.75%
    Remaining contract charges           --               --                 --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges         1.40%            1.07%              3.48%
    Highest contract charges           1.89%            1.42%              2.96%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            1.43%             13.57%
    Highest contract charges           1.91%            6.21%             13.00%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.40%            1.59%              2.80%
    Highest contract charges           1.60%            1.61%              2.59%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%            1.07%              8.59%
    Highest contract charges           1.61%            1.12%              8.37%
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.40%            1.15%             26.04%
    Highest contract charges           1.60%            1.17%             25.79%
    Remaining contract charges           --               --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges          169,271     $1.965895       $332,769
    Highest contract charges             22,827      1.905033         43,486
    Remaining contract charges           16,291            --         31,287
 2006  Lowest contract charges          300,778      1.612967        485,146
    Highest contract charges             27,022      1.570859         42,448
    Remaining contract charges           21,789            --         34,454
 2005  Lowest contract charges          178,475      1.321537        235,862
    Highest contract charges                646      1.293488            835
    Remaining contract charges           23,200            --         30,161
 2004  Lowest contract charges           19,876      1.265573         25,154
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges            3,798      1.031630          3,918
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges           89,435      2.404350        215,034
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2006  Lowest contract charges           91,651      2.242458        205,523
    Highest contract charges              1,375      2.183990          3,004
    Remaining contract charges               --            --             --
 2005  Lowest contract charges           49,065      1.762674         86,486
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2004  Lowest contract charges           16,255      1.510987         24,562
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --
 2003  Lowest contract charges           14,045      1.313316         18,446
    Highest contract charges                 --            --             --
    Remaining contract charges               --            --             --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2007  Lowest contract charges         1.40%            0.35%             21.88%
    Highest contract charges           1.89%            0.43%             21.27%
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            0.52%             22.05%
    Highest contract charges           1.90%            1.19%             21.44%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.39%            0.63%              4.42%
    Highest contract charges           0.93%              --               3.90%
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.39%              --              22.68%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.39%              --              48.75%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2007  Lowest contract charges         1.40%            1.40%              7.22%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2006  Lowest contract charges         1.40%            1.87%             27.22%
    Highest contract charges           1.90%            2.47%             26.59%
    Remaining contract charges           --               --                 --
 2005  Lowest contract charges         1.39%            2.75%             16.66%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2004  Lowest contract charges         1.40%              --              15.05%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --
 2003  Lowest contract charges         1.39%            1.02%             51.23%
    Highest contract charges             --               --                 --
    Remaining contract charges           --               --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges       731,012    $1.870595        $1,367,428
    Highest contract charges          11,301     1.713829            19,368
    Remaining contract charges     5,301,299           --         9,325,460
 2006  Lowest contract charges     1,020,222     1.492426         1,522,605
    Highest contract charges         414,109     1.385228           573,636
    Remaining contract charges     5,984,889           --         8,457,585
 2005  Lowest contract charges     1,036,986     1.219069         1,264,158
    Highest contract charges         679,901     1.144025           777,824
    Remaining contract charges     6,925,700           --         8,040,102
 2004  Lowest contract charges       993,897     1.081252         1,074,653
    Highest contract charges         224,490     1.025909           230,306
    Remaining contract charges     5,574,286           --         5,783,224
 2003  Lowest contract charges     1,080,502     0.930899         1,005,838
    Highest contract charges         102,923     0.893007            91,911
    Remaining contract charges     4,164,769           --         3,746,341
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges       763,479     4.512098         3,444,892
    Highest contract charges          37,197     4.458080           165,826
    Remaining contract charges            --           --                --
 2006  Lowest contract charges     1,287,144     3.978508         5,120,913
    Highest contract charges          72,522     3.936774           285,504
    Remaining contract charges            --           --                --
 2005  Lowest contract charges     1,396,539     3.619701         5,055,053
    Highest contract charges          85,490     3.587107           306,662
    Remaining contract charges            --           --                --
 2004  Lowest contract charges     1,516,966     3.151045         4,780,030
    Highest contract charges          35,052     3.102928           108,763
    Remaining contract charges       113,078           --           353,634
 2003  Lowest contract charges     1,645,679     2.751199         4,527,591
    Highest contract charges          40,690     2.718683           110,622
    Remaining contract charges       133,183           --           364,205

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2007  Lowest contract charges         1.40%             0.75%             25.34%
    Highest contract charges           2.23%            11.91%             23.91%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.21%             22.42%
    Highest contract charges           2.50%             1.10%             21.08%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%               --              12.75%
    Highest contract charges           2.48%               --              11.51%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.57%             16.15%
    Highest contract charges           2.38%             2.29%             14.88%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.16%             30.92%
    Highest contract charges           2.37%             1.51%             29.62%
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2007  Lowest contract charges         1.40%             0.18%             13.41%
    Highest contract charges           1.55%             0.16%             13.24%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.84%              9.91%
    Highest contract charges           1.55%             0.80%              9.75%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.07%             14.87%
    Highest contract charges           1.55%             0.06%             14.70%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.11%             14.53%
    Highest contract charges           1.75%             0.10%             14.13%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              35.42%
    Highest contract charges           1.73%               --              34.95%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges       134,922    $1.720458          $232,128
    Highest contract charges           1,466     1.667164             2,444
    Remaining contract charges        91,410           --           155,194
 2006  Lowest contract charges       198,287     1.712649           339,596
    Highest contract charges          22,315     1.679024            37,468
    Remaining contract charges        89,720           --           152,358
 2005  Lowest contract charges       214,820     1.477045           317,298
    Highest contract charges          22,119     1.453117            32,142
    Remaining contract charges        90,261           --           132,389
 2004  Lowest contract charges       261,848     1.365266           357,491
    Highest contract charges          22,813     1.347852            30,749
    Remaining contract charges        90,865           --           123,374
 2003  Lowest contract charges       244,551     1.193452           291,860
    Highest contract charges          22,700     1.182356            26,840
    Remaining contract charges        89,881           --           106,839
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges       119,533     1.185236           141,675
    Highest contract charges           3,148     0.996396             3,136
    Remaining contract charges   246,423,041           --       271,321,646
 2006  Lowest contract charges       162,505     1.139019           185,099
    Highest contract charges           1,953     1.011338             1,975
    Remaining contract charges   153,025,744           --       163,079,244
 2005  Lowest contract charges       143,674     1.115170           160,191
    Highest contract charges         698,834     0.959978           670,865
    Remaining contract charges   112,044,334           --       115,995,826
 2004  Lowest contract charges        39,819     1.094675            43,588
    Highest contract charges       1,071,892     0.959450         1,028,427
    Remaining contract charges    88,628,571           --        91,023,043
 2003  Lowest contract charges       144,071     1.094789           157,728
    Highest contract charges         160,485     0.976982           156,791
    Remaining contract charges    74,310,318           --        77,507,087

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2007  Lowest contract charges         1.40%             0.22%              0.46%
    Highest contract charges           1.89%             0.38%             (0.05)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.57%             15.95%
    Highest contract charges           1.75%             0.58%             15.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.10%              8.19%
    Highest contract charges           1.74%             0.10%              7.81%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.01%             14.40%
    Highest contract charges           1.75%             0.01%             14.00%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.39%               --              40.95%
    Highest contract charges           1.72%               --              40.46%
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges         0.87%             4.83%              4.06%
    Highest contract charges           2.24%             3.80%              2.05%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.60%             4.90%              3.82%
    Highest contract charges           2.56%             4.71%              2.07%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.94%             2.71%              1.87%
    Highest contract charges           2.50%             2.54%              0.06%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             0.90%              0.01%
    Highest contract charges           2.46%             1.00%              1.79%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.94%             0.77%              0.20%
    Highest contract charges           2.39%             0.47%              1.89%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges       119,724    $2.942854          $352,329
    Highest contract charges          76,187     2.844490           216,712
    Remaining contract charges         6,374           --            18,537
 2006  Lowest contract charges       137,554     2.893710           398,042
    Highest contract charges           7,311     2.863385            20,935
    Remaining contract charges            --           --                --
 2005  Lowest contract charges       141,161     2.810495           396,731
    Highest contract charges           8,389     2.785224            23,365
    Remaining contract charges            --           --                --
 2004  Lowest contract charges       167,976     2.791291           468,870
    Highest contract charges          16,036     2.738765            43,919
    Remaining contract charges        14,330           --            39,700
 2003  Lowest contract charges       188,691     2.725422           514,263
    Highest contract charges           5,888     2.693264            15,858
    Remaining contract charges        15,501           --            41,992
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges       644,044     1.999048         1,287,475
    Highest contract charges         294,643     1.538611           453,341
    Remaining contract charges     4,322,838           --         6,837,403
 2006  Lowest contract charges     1,034,849     1.779188         1,841,188
    Highest contract charges         332,633     1.384540           460,544
    Remaining contract charges     5,039,557           --         7,149,842
 2005  Lowest contract charges     1,117,590     1.580822         1,766,710
    Highest contract charges         331,040     1.243780           411,741
    Remaining contract charges     6,180,211           --         7,841,673
 2004  Lowest contract charges     1,159,866     1.328086         1,540,401
    Highest contract charges         372,636     1.056494           393,687
    Remaining contract charges     7,108,102           --         7,626,084
 2003  Lowest contract charges     1,223,671     1.203552         1,472,751
    Highest contract charges         284,870     0.968020           275,760
    Remaining contract charges     5,299,336           --         5,211,393

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND
 2007  Lowest contract charges         1.40%             4.97%              1.70%
    Highest contract charges           1.89%            10.21%              1.19%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             9.98%              2.96%
    Highest contract charges           1.55%             9.80%              2.81%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             3.71%              0.69%
    Highest contract charges           1.55%             3.35%              0.54%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             4.68%              2.42%
    Highest contract charges           1.67%               --               1.91%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             3.25%              0.62%
    Highest contract charges           1.75%             6.15%              0.26%
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2007  Lowest contract charges         1.40%               --              12.36%
    Highest contract charges           2.49%               --              11.13%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.10%             12.55%
    Highest contract charges           2.50%             0.11%             11.32%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%               --              19.03%
    Highest contract charges           2.49%               --              17.73%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --              10.35%
    Highest contract charges           2.49%               --               9.14%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%               --              53.32%
    Highest contract charges           2.39%               --              51.80%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges        87,574    $1.358036          $118,929
    Highest contract charges           5,669     1.320592             7,486
    Remaining contract charges        18,907           --            25,171
 2006  Lowest contract charges        98,923     1.406553           139,141
    Highest contract charges           5,754     1.374628             7,909
    Remaining contract charges        21,175           --            29,301
 2005  Lowest contract charges        87,090     1.338187           116,544
    Highest contract charges             631     1.314363               829
    Remaining contract charges        19,482           --            25,738
 2004  Lowest contract charges        53,236     1.225032            65,216
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2003  Lowest contract charges        38,393     1.078920            41,423
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges     3,754,373     1.277448         4,796,017
    Highest contract charges         969,640     1.010530           979,850
    Remaining contract charges    19,603,434           --        20,358,735
 2006  Lowest contract charges     5,155,251     1.226336         6,322,070
    Highest contract charges       1,118,721     0.980820         1,097,264
    Remaining contract charges    23,415,993           --        23,524,486
 2005  Lowest contract charges     5,450,383     1.087385         5,926,665
    Highest contract charges       1,136,270     0.879295           999,117
    Remaining contract charges    26,765,950           --        23,984,706
 2004  Lowest contract charges     5,842,903     1.008454         5,892,298
    Highest contract charges         715,689     0.824491           590,079
    Remaining contract charges    24,855,123           --        20,796,205
 2003  Lowest contract charges     6,255,434     0.984211         6,156,667
    Highest contract charges          57,774     0.813561            47,002
    Remaining contract charges    15,925,269           --        13,127,032

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2007  Lowest contract charges         1.40%             0.02%             (3.45)%
    Highest contract charges           1.89%             0.02%             (3.93)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.13%              5.11%
    Highest contract charges           1.89%             0.16%              4.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.39%             0.16%              9.24%
    Highest contract charges           0.93%               --               8.69%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --              13.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.23%               --              47.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges         1.40%             0.65%              4.17%
    Highest contract charges           2.49%             0.70%              3.03%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.09%             12.78%
    Highest contract charges           2.50%             1.09%             11.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.56%              7.83%
    Highest contract charges           2.49%             1.71%              6.65%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.93%              2.46%
    Highest contract charges           2.48%             1.64%              1.34%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.99%             24.41%
    Highest contract charges           2.38%             1.22%             23.17%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges       476,692    $1.132329          $539,772
    Highest contract charges           2,931     1.101078             3,227
    Remaining contract charges        67,657           --            75,309
 2006  Lowest contract charges       547,866     1.102881           604,233
    Highest contract charges           2,931     1.077824             3,159
    Remaining contract charges        70,756           --            76,958
 2005  Lowest contract charges       535,185     1.077947           576,901
    Highest contract charges             783     1.058738               829
    Remaining contract charges        70,207           --            74,880
 2004  Lowest contract charges       683,975     1.079155           738,114
    Highest contract charges           1,498     1.069109             1,602
    Remaining contract charges        26,410           --            28,387
 2003  Lowest contract charges       691,324     1.074837           743,061
    Highest contract charges          15,587     1.068567            16,656
    Remaining contract charges        27,096           --            29,051
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges        91,158     1.429723           130,330
    Highest contract charges           3,449     1.410824             4,865
    Remaining contract charges        20,874           --            29,549
 2006  Lowest contract charges       104,647     1.333769           139,575
    Highest contract charges           3,452     1.318772             4,553
    Remaining contract charges        84,589           --           111,866
 2005  Lowest contract charges       104,208     1.113029           115,986
    Highest contract charges           3,457     1.102708             3,812
    Remaining contract charges        81,660           --            90,255
 2004  Lowest contract charges        13,289     1.046429            13,906
    Highest contract charges          12,082     1.033088            12,482
    Remaining contract charges        87,064           --            90,599
 2003  Lowest contract charges        12,553     0.960952            12,063
    Highest contract charges           3,467     0.955846             3,314
    Remaining contract charges        35,343           --            33,826

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges         1.40%             3.51%              2.67%
    Highest contract charges           1.86%             3.69%              2.16%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             3.23%              2.31%
    Highest contract charges           1.86%             2.01%              1.80%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             2.50%              0.11%
    Highest contract charges           0.94%               --               0.61%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             3.36%              0.40%
    Highest contract charges           1.78%             0.86%              0.05%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.55%              0.47%
    Highest contract charges           1.75%             2.82%              0.12%
    Remaining contract charges           --                --                 --
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges         1.40%             0.92%              7.19%
    Highest contract charges           1.60%             1.02%              6.98%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.87%             19.83%
    Highest contract charges           1.60%             0.87%             19.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.39%             2.37%              6.37%
    Highest contract charges           1.59%             2.01%              6.15%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.27%              8.90%
    Highest contract charges           1.68%               --               8.52%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.74%             26.50%
    Highest contract charges           1.60%             0.66%             26.25%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges       142,934    $1.491912          $213,245
    Highest contract charges          22,028     1.450756            31,958
    Remaining contract charges            --           --                --
 2006  Lowest contract charges       181,366     1.618630           293,564
    Highest contract charges          26,119     1.581867            41,316
    Remaining contract charges            --           --                --
 2005  Lowest contract charges       124,158     1.382540           171,652
    Highest contract charges             611     1.357902               830
    Remaining contract charges            --           --                --
 2004  Lowest contract charges         9,269     1.297525            12,026
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2003  Lowest contract charges         9,275     1.109648            10,292
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges        12,249     1.489076            18,240
    Highest contract charges          25,142     1.458445            36,669
    Remaining contract charges         1,658           --             2,447
 2006  Lowest contract charges        17,507     1.415573            24,782
    Highest contract charges          21,333     1.393396            29,726
    Remaining contract charges           283           --               398
 2005  Lowest contract charges        16,805     1.191368            20,022
    Highest contract charges             701     1.178576               826
    Remaining contract charges            --           --                --
HUNTINGTON VA INCOME EQUITY
 FUND
 2007  Lowest contract charges       588,221     1.372128           807,115
    Highest contract charges           4,986    14.136235            70,485
    Remaining contract charges       183,580           --         1,561,414
 2006  Lowest contract charges       172,442     1.377826           237,595
    Highest contract charges           5,262    14.359121            75,558
    Remaining contract charges       132,822           --         1,485,875
 2005  Lowest contract charges        15,565     1.240399            19,306
    Highest contract charges           5,238    13.076432            68,489
    Remaining contract charges        97,364           --         1,289,834
 2004  Lowest contract charges         5,594    13.241853            74,085
    Highest contract charges           3,918    13.019064            51,015
    Remaining contract charges        74,294           --           974,760
 2003  Lowest contract charges         2,206    11.850404            26,138
    Highest contract charges           3,306    11.748526            38,845
    Remaining contract charges        29,850           --           352,062

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges         1.40%             0.86%             (7.83)%
    Highest contract charges           1.89%             0.85%             (8.29)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.20%             17.08%
    Highest contract charges           1.90%             2.10%             16.49%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.39%             1.33%              6.55%
    Highest contract charges           0.93%               --               6.02%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.39%             0.23%             16.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.25%             0.52%             39.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD EQUITY INCOME HLS FUND
 2007  Lowest contract charges         1.40%             1.42%              5.19%
    Highest contract charges           1.89%             1.83%              4.67%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.60%             18.82%
    Highest contract charges           1.89%             6.07%             18.23%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.38%             2.91%              3.10%
    Highest contract charges           0.94%               --               2.59%
    Remaining contract charges           --                --                 --
HUNTINGTON VA INCOME EQUITY
 FUND
 2007  Lowest contract charges         1.34%             1.49%             (0.41)%
    Highest contract charges           2.49%             1.80%             (1.55)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%             1.60%             11.08%
    Highest contract charges           2.50%             1.92%              9.81%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.32%             1.25%              3.40%
    Highest contract charges           2.49%             1.71%              0.44%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%               --              11.74%
    Highest contract charges           2.46%               --              10.85%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.68%             3.90%             16.43%
    Highest contract charges           1.55%             4.65%             16.45%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2007  Lowest contract charges     1,247,927    $1.477762        $1,844,140
    Highest contract charges           8,054    14.107888           113,619
    Remaining contract charges     1,047,789           --         6,432,711
 2006  Lowest contract charges       397,917     1.595687           634,953
    Highest contract charges           7,096    15.409957           109,346
    Remaining contract charges       426,795           --         5,079,252
 2005  Lowest contract charges        76,430     1.387277           106,030
    Highest contract charges           6,302    13.552210            85,409
    Remaining contract charges       224,152           --         3,063,959
 2004  Lowest contract charges         8,898    13.641047           121,388
    Highest contract charges           3,765    13.411543            50,491
    Remaining contract charges        87,725           --         1,184,756
 2003  Lowest contract charges         4,086    12.197239            49,836
    Highest contract charges           3,304    12.092405            39,955
    Remaining contract charges        33,099           --           401,765
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges       836,922     1.024222           857,194
    Highest contract charges           3,586    13.805801            49,502
    Remaining contract charges       205,720           --         1,180,200
 2006  Lowest contract charges       134,031     0.905081           121,308
    Highest contract charges           3,709    12.340854            45,773
    Remaining contract charges       149,642           --           789,488
 2005  Lowest contract charges        45,909     0.849930            39,020
    Highest contract charges           3,679    11.742513            43,202
    Remaining contract charges        60,173           --           715,534
 2004  Lowest contract charges         4,549    12.158550            55,307
    Highest contract charges           2,710    11.953918            32,393
    Remaining contract charges        46,966           --           565,512
 2003  Lowest contract charges         3,533    11.702990            41,343
    Highest contract charges           1,783    11.602372            20,693
    Remaining contract charges        19,790           --           230,463

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA DIVIDEND CAPTURE
 FUND
 2007  Lowest contract charges         1.34%             2.81%             (7.39)%
    Highest contract charges           2.49%             3.40%             (8.45)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.60%             15.02%
    Highest contract charges           2.50%             3.32%             13.71%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.29%             2.16%              4.20%
    Highest contract charges           2.48%             3.20%              1.05%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%             0.05%             11.84%
    Highest contract charges           2.46%               --              10.95%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.68%             5.71%             19.31%
    Highest contract charges           1.55%             7.18%             16.38%
    Remaining contract charges           --                --                 --
HUNTINGTON VA GROWTH FUND
 2007  Lowest contract charges         1.34%             0.29%             13.16%
    Highest contract charges           2.49%             0.43%             11.87%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.09%              6.31%
    Highest contract charges           2.50%             0.42%              5.10%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.47%               --               3.50%
    Highest contract charges           2.49%             0.49%              1.77%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.70%             0.01%              3.89%
    Highest contract charges           2.45%               --               3.07%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.68%             0.37%             13.99%
    Highest contract charges           1.56%             0.47%             13.21%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MID CORP AMERICA
 FUND
 2007  Lowest contract charges       601,487    $1.781308        $1,071,433
    Highest contract charges           3,317    17.804561            59,056
    Remaining contract charges       421,901           --         4,184,354
 2006  Lowest contract charges       301,645     1.660206           500,791
    Highest contract charges           2,796    16.786040            46,928
    Remaining contract charges       314,083           --         3,245,167
 2005  Lowest contract charges        54,155     1.569226            84,982
    Highest contract charges           2,287    16.049710            36,703
    Remaining contract charges       141,793           --         1,967,504
 2004  Lowest contract charges         6,408    14.854866            95,191
    Highest contract charges             922    14.604930            13,462
    Remaining contract charges        45,358           --           667,308
 2003  Lowest contract charges         2,791    12.923624            36,072
    Highest contract charges             862    12.812513            11,049
    Remaining contract charges        21,331           --           274,309
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges       828,545     1.904692         1,578,123
    Highest contract charges           2,389    19.342180            46,207
    Remaining contract charges       287,317           --         3,484,222
 2006  Lowest contract charges       370,392     1.716058           635,614
    Highest contract charges           2,267    17.627960            39,958
    Remaining contract charges       218,784           --         2,240,094
 2005  Lowest contract charges        57,877     1.577247            91,287
    Highest contract charges           2,334    16.389399            38,247
    Remaining contract charges        95,435           --         1,444,062
 2004  Lowest contract charges         3,932    15.093436            59,356
    Highest contract charges           1,750    14.839470            25,963
    Remaining contract charges        36,504           --           545,245
 2003  Lowest contract charges         1,004    12.927692            12,985
    Highest contract charges           1,438    12.816543            18,436
    Remaining contract charges        11,942           --           153,586

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA MID CORP AMERICA
 FUND
 2007  Lowest contract charges         1.34%             0.48%              7.29%
    Highest contract charges           2.49%             0.56%              6.07%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.31%              5.80%
    Highest contract charges           2.50%             0.37%              4.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.07%             14.24%
    Highest contract charges           2.48%             0.11%              9.89%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%             0.02%             14.94%
    Highest contract charges           2.46%             0.01%             14.03%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.68%             0.18%             27.45%
    Highest contract charges           1.55%             0.27%             26.82%
    Remaining contract charges           --                --                 --
HUNTINGTON VA NEW ECONOMY FUND
 2007  Lowest contract charges         1.34%             0.15%             10.99%
    Highest contract charges           2.49%             0.17%              9.72%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.08%              8.80%
    Highest contract charges           2.50%             0.12%              7.56%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.26%               --              15.94%
    Highest contract charges           2.49%               --              10.45%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%               --              16.75%
    Highest contract charges           2.44%               --              15.82%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.67%               --              29.35%
    Highest contract charges           1.56%               --              23.60%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2007  Lowest contract charges       286,453    $1.625080          $465,509
    Highest contract charges           2,461    18.127386            44,618
    Remaining contract charges       179,794           --         1,667,938
 2006  Lowest contract charges        84,660     1.509664           127,806
    Highest contract charges           2,094    17.034600            35,678
    Remaining contract charges       128,819           --         1,223,580
 2005  Lowest contract charges         5,423     1.279296             6,938
    Highest contract charges           1,626    14.602090            23,750
    Remaining contract charges        68,598           --         1,014,739
 2004  Lowest contract charges         4,823    13.886007            66,966
    Highest contract charges             970    13.652372            13,237
    Remaining contract charges        61,173           --           841,991
 2003  Lowest contract charges         2,907    12.652208            36,780
    Highest contract charges           1,310    12.543441            16,435
    Remaining contract charges        16,970           --           213,650
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges       101,809    16.198358         1,649,135
    Highest contract charges           3,144     1.711354             5,381
    Remaining contract charges     1,025,503           --         2,544,723
 2006  Lowest contract charges        37,900    14.430333           546,914
    Highest contract charges          82,936     1.553815           128,868
    Remaining contract charges       229,665           --           465,207
 2005  Lowest contract charges           685    11.630368             7,971
    Highest contract charges          15,596     1.263000            19,697
    Remaining contract charges         5,367           --            21,530
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges       578,064     1.108493           640,780
    Highest contract charges          21,412     1.064643            22,796
    Remaining contract charges       632,429           --           687,868
 2006  Lowest contract charges       267,069     1.155831           308,687
    Highest contract charges          17,754     1.122950            19,937
    Remaining contract charges       505,524           --           574,916
 2005  Lowest contract charges        37,620     1.092207            41,089
    Highest contract charges           8,916     1.073412             9,570
    Remaining contract charges       222,121           --           240,013
 2004  Lowest contract charges        13,580     1.050977            14,273
    Highest contract charges          49,494     1.048339            51,886
    Remaining contract charges        21,023           --            22,056

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA ROTATING MARKETS
 FUND
 2007  Lowest contract charges         1.34%             0.77%              7.65%
    Highest contract charges           2.49%             0.82%              6.42%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%             0.56%             18.01%
    Highest contract charges           2.50%             0.58%             16.66%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.22%               --              13.36%
    Highest contract charges           2.48%             0.64%              6.96%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%             0.48%              9.75%
    Highest contract charges           2.44%             0.16%              8.88%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.68%               --              22.26%
    Highest contract charges           1.55%               --              21.04%
    Remaining contract charges           --                --                 --
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2007  Lowest contract charges         1.34%             0.01%             12.25%
    Highest contract charges           2.48%             0.02%             10.97%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%             2.48%             24.08%
    Highest contract charges           2.19%             1.80%             23.03%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.22%            14.70%             15.18%
    Highest contract charges           2.15%             1.08%             14.71%
    Remaining contract charges           --                --                 --
HUNTINGTON VA MACRO 100 FUND
 2007  Lowest contract charges         1.34%             0.39%             (4.10)%
    Highest contract charges           2.49%             0.40%             (5.19)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.07%              5.83%
    Highest contract charges           2.50%             0.13%              4.62%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.31%             0.16%             14.04%
    Highest contract charges           2.45%             0.19%              2.55%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.83%               --               5.10%
    Highest contract charges           1.06%               --               4.83%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2007  Lowest contract charges        90,663   $10.719929          $971,899
    Highest contract charges           1,240     1.071435             1,328
    Remaining contract charges       587,371           --           815,707
 2006  Lowest contract charges        27,961    10.454920           292,340
    Highest contract charges          46,821     1.065020            49,865
    Remaining contract charges       220,785           --           311,976
 2005  Lowest contract charges         1,548    10.007438            15,493
    Highest contract charges           7,302     1.030448             7,525
    Remaining contract charges         5,651           --             5,852
HUNTINGTON VA SITUS SMALL CAP
 FUND
 2007  Lowest contract charges       867,456     1.482212         1,285,753
    Highest contract charges          14,542     1.423618            20,703
    Remaining contract charges     3,052,677           --         4,437,061
 2006  Lowest contract charges       426,891     1.348911           575,837
    Highest contract charges           7,995     1.310568            10,478
    Remaining contract charges     1,898,640           --         2,521,605
 2005  Lowest contract charges        40,251     1.304158            52,493
    Highest contract charges           2,500     1.281741             3,204
    Remaining contract charges       778,086           --         1,003,374
 2004  Lowest contract charges         3,979     1.124039             4,472
    Highest contract charges          11,840     1.123192            13,299
    Remaining contract charges            --           --                --
MFS CORE EQUITY SERIES
 2007  Lowest contract charges           231    11.440100             2,640
    Highest contract charges           1,687     7.337532            12,377
    Remaining contract charges     1,326,505           --        12,493,279
 2006  Lowest contract charges           232    10.390804             2,404
    Highest contract charges           2,005     6.768617            13,569
    Remaining contract charges     1,670,080           --        14,329,489
 2005  Lowest contract charges           232     9.217904             2,138
    Highest contract charges           3,157     6.098386            19,251
    Remaining contract charges     1,958,914           --        15,047,096
 2004  Lowest contract charges           230     9.151640             2,130
    Highest contract charges           3,043     6.149111            18,712
    Remaining contract charges     2,218,608           --        17,092,503
 2003  Lowest contract charges           233     8.215084             1,918
    Highest contract charges          10,532     7.414145            78,088
    Remaining contract charges     2,190,633           --        15,579,712

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2007  Lowest contract charges         1.34%             1.63%              2.54%
    Highest contract charges           2.48%             2.84%              1.36%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.26%              4.47%
    Highest contract charges           2.18%               --               3.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --               0.27%
    Highest contract charges           2.02%               --               0.61%
    Remaining contract charges           --                --                 --
HUNTINGTON VA SITUS SMALL CAP
 FUND
 2007  Lowest contract charges         1.34%             0.43%              9.88%
    Highest contract charges           2.48%             0.39%              8.63%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%             0.12%              3.43%
    Highest contract charges           2.50%             0.09%              2.25%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.26%               --              20.04%
    Highest contract charges           2.45%             0.01%             14.29%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.01%               --              12.40%
    Highest contract charges           1.07%               --              12.32%
    Remaining contract charges           --                --                 --
MFS CORE EQUITY SERIES
 2007  Lowest contract charges         0.94%             0.34%             10.10%
    Highest contract charges           2.49%             0.34%              8.41%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.98%             0.44%             12.72%
    Highest contract charges           2.50%             0.51%             10.99%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.98%             0.74%              0.72%
    Highest contract charges           2.49%             0.74%              0.83%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             0.36%             11.40%
    Highest contract charges           2.46%             0.40%              9.69%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.99%             0.23%             26.18%
    Highest contract charges           2.33%             0.19%             24.43%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges           454   $10.523433            $4,777
    Highest contract charges           5,192     6.418030            33,321
    Remaining contract charges     2,651,797           --        22,797,952
 2006  Lowest contract charges        98,320     8.678651           853,284
    Highest contract charges           5,111     5.433347            27,768
    Remaining contract charges     2,290,946           --        17,105,942
 2005  Lowest contract charges        77,507     8.153094           631,920
    Highest contract charges           3,879     5.165968            20,039
    Remaining contract charges     2,416,051           --        17,405,243
 2004  Lowest contract charges        62,174     7.568372           470,548
    Highest contract charges          11,808     4.855786            57,337
    Remaining contract charges     2,481,207           --        16,809,258
 2003  Lowest contract charges        28,019     6.791141           190,278
    Highest contract charges           1,509     4.367772             6,589
    Remaining contract charges     2,334,638           --        14,688,617
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges         3,633    17.942006            65,182
    Highest contract charges           9,662    14.287162           138,037
    Remaining contract charges       658,987           --        10,506,039
 2006  Lowest contract charges        34,570    16.420004           567,659
    Highest contract charges           4,954    13.415376            66,463
    Remaining contract charges       687,118           --        10,099,529
 2005  Lowest contract charges        18,887    13.377978           252,672
    Highest contract charges           4,223    11.056369            46,694
    Remaining contract charges       650,175           --         7,844,416
 2004  Lowest contract charges         7,781    12.593096            97,993
    Highest contract charges           1,477    10.528057            15,547
    Remaining contract charges       734,952           --         8,440,222
 2003  Lowest contract charges         3,165    10.791504            34,155
    Highest contract charges           1,424    10.046478            14,304
    Remaining contract charges       377,586           --         3,774,010

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges         0.86%               --              20.15%
    Highest contract charges           2.54%               --              18.12%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --               6.45%
    Highest contract charges           2.55%               --               5.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%               --               7.73%
    Highest contract charges           2.52%               --               6.44%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.35%               --              11.45%
    Highest contract charges           2.46%               --              10.17%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.90%               --              19.89%
    Highest contract charges           2.39%               --              27.14%
    Remaining contract charges           --                --                 --
MFS GLOBAL EQUITY SERIES
 2007  Lowest contract charges         0.84%               --               8.27%
    Highest contract charges           2.49%             2.02%              6.50%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.51%             22.74%
    Highest contract charges           2.50%             0.49%             21.34%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.22%              6.23%
    Highest contract charges           2.48%             0.28%              5.02%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.34%             0.26%             16.70%
    Highest contract charges           2.46%               --              15.36%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.90%               --              23.42%
    Highest contract charges           2.34%             0.07%             24.88%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2007  Lowest contract charges         1,073   $13.526642           $14,511
    Highest contract charges             396    12.205674             4,836
    Remaining contract charges     6,374,390           --        80,860,267
 2006  Lowest contract charges           507    13.404996             6,793
    Highest contract charges             349    12.303290             4,295
    Remaining contract charges     6,477,357           --        82,012,390
 2005  Lowest contract charges         1,790    12.450166            22,292
    Highest contract charges             349    11.434854             3,993
    Remaining contract charges     6,857,178           --        79,955,561
 2004  Lowest contract charges         3,098    12.303541            38,111
    Highest contract charges          30,723    11.488203           352,956
    Remaining contract charges     6,233,648           --        72,407,930
 2003  Lowest contract charges         1,791    11.379739            20,381
    Highest contract charges          38,364    10.647511           408,484
    Remaining contract charges     4,842,418           --        52,484,124
MFS INVESTORS GROWTH STOCK
 SERIES
 2007  Lowest contract charges            54     9.904658               535
    Highest contract charges             799     7.001540             5,591
    Remaining contract charges     2,875,698           --        24,195,138
 2006  Lowest contract charges            54     8.992777               492
    Highest contract charges             799     6.449766             5,150
    Remaining contract charges     3,406,699           --        26,100,112
 2005  Lowest contract charges            55     8.451965               468
    Highest contract charges          28,943     6.156607           178,189
    Remaining contract charges     4,015,498           --        28,897,793
 2004  Lowest contract charges            57     8.178342               459
    Highest contract charges          19,597     6.041268           118,388
    Remaining contract charges     4,563,595           --        32,178,546
 2003  Lowest contract charges            57     7.573204               433
    Highest contract charges          20,361     7.007495           142,679
    Remaining contract charges     4,166,965           --        27,761,019

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS HIGH INCOME SERIES
 2007  Lowest contract charges         0.85%             7.12%              0.91%
    Highest contract charges           2.54%             6.58%             (0.79)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%               --               9.44%
    Highest contract charges           2.55%             7.79%              7.60%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.95%             9.04%              1.19%
    Highest contract charges           2.45%               --               0.42%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             4.96%              8.12%
    Highest contract charges           2.47%             2.81%              6.46%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             3.96%             16.84%
    Highest contract charges           2.34%             2.93%             15.22%
    Remaining contract charges           --                --                 --
MFS INVESTORS GROWTH STOCK
 SERIES
 2007  Lowest contract charges         0.91%             0.32%             10.14%
    Highest contract charges           2.54%             0.32%              8.56%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.99%               --               6.40%
    Highest contract charges           2.54%               --               4.87%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.00%             0.35%              3.35%
    Highest contract charges           2.49%             0.31%              1.91%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.99%               --               7.99%
    Highest contract charges           2.47%               --               6.49%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.01%               --              21.68%
    Highest contract charges           2.33%               --              20.17%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges     2,803,203   $12.109375       $33,945,037
    Highest contract charges           3,178    10.111297            32,131
    Remaining contract charges    14,207,504           --       146,599,269
 2006  Lowest contract charges     1,872,392    11.127182        20,834,429
    Highest contract charges             221     9.403315             2,080
    Remaining contract charges    13,321,398           --       126,960,587
 2005  Lowest contract charges     1,019,422     9.981433        10,175,294
    Highest contract charges         114,688     8.545435           980,060
    Remaining contract charges    11,000,648           --        94,594,486
 2004  Lowest contract charges       446,808     9.427597         4,212,333
    Highest contract charges          31,576     8.164604           257,806
    Remaining contract charges     7,691,741           --        62,913,124
 2003  Lowest contract charges        46,911     8.581266           402,557
    Highest contract charges          31,845     7.418037           236,228
    Remaining contract charges     3,896,405           --        29,280,938
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges           287     6.732442             1,930
    Highest contract charges             635     6.642002             4,216
    Remaining contract charges     6,100,318           --        40,095,941
 2006  Lowest contract charges           886     6.195864             5,496
    Highest contract charges           1,293     6.204074             8,022
    Remaining contract charges     6,816,701           --        41,543,314
 2005  Lowest contract charges           277     6.172433             1,709
    Highest contract charges         118,933     6.212611           738,885
    Remaining contract charges     7,286,345           --        44,086,442
 2004  Lowest contract charges           743     6.043547             4,493
    Highest contract charges          24,295     6.177888           150,090
    Remaining contract charges     7,201,116           --        43,055,062
 2003  Lowest contract charges           464     5.325653             2,473
    Highest contract charges          43,195     5.121071           221,207
    Remaining contract charges     5,448,295           --        28,870,143

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS INVESTORS TRUST SERIES
 2007  Lowest contract charges         1.34%             0.75%              8.83%
    Highest contract charges           2.40%             0.41%              7.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             0.43%             11.48%
    Highest contract charges           2.55%             0.60%             10.15%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             0.47%              5.88%
    Highest contract charges           2.48%             0.36%              4.66%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.34%             0.37%              9.86%
    Highest contract charges           2.46%             0.25%              8.61%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.88%               --              17.00%
    Highest contract charges           2.31%             0.23%             19.31%
    Remaining contract charges           --                --                 --
MFS MID CAP GROWTH SERIES
 2007  Lowest contract charges         0.86%               --               8.89%
    Highest contract charges           2.55%             0.13%              7.06%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.13%               --               1.37%
    Highest contract charges           2.54%               --              (0.04)%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.98%               --               2.13%
    Highest contract charges           2.47%               --               0.56%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%               --              13.48%
    Highest contract charges           2.47%               --              11.73%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%               --              35.74%
    Highest contract charges           2.33%               --              33.85%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges           984   $15.627695           $15,382
    Highest contract charges             644     8.740299             5,628
    Remaining contract charges     9,042,411           --       105,026,544
 2006  Lowest contract charges           184    15.374161             2,840
    Highest contract charges             544     8.745989             4,758
    Remaining contract charges     8,454,991           --        96,607,693
 2005  Lowest contract charges         3,567    13.920832            49,658
    Highest contract charges             136     7.924706             1,077
    Remaining contract charges     6,826,612           --        69,770,928
 2004  Lowest contract charges         3,564    13.353210            47,633
    Highest contract charges          36,507     7.727987           282,123
    Remaining contract charges     4,251,036           --        42,642,471
 2003  Lowest contract charges         3,672    12.655700            46,468
    Highest contract charges           1,879     7.438770            13,977
    Remaining contract charges     2,283,719           --        22,981,090
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges        22,048    16.188154           356,908
    Highest contract charges           2,549    13.955001            35,565
    Remaining contract charges    38,008,202           --       544,387,008
 2006  Lowest contract charges         9,242    15.666027           144,750
    Highest contract charges           2,532    13.736415            34,777
    Remaining contract charges    33,818,630           --       469,905,418
 2005  Lowest contract charges         1,925    14.120252            27,181
    Highest contract charges         296,300    12.605897         3,735,130
    Remaining contract charges    27,862,055           --       350,520,528
 2004  Lowest contract charges        13,307    14.092027           187,554
    Highest contract charges          96,608    12.570577         1,214,418
    Remaining contract charges    20,952,129           --       261,180,901
 2003  Lowest contract charges        10,037    12.779699           128,265
    Highest contract charges           6,924    10.861973            75,212
    Remaining contract charges    13,431,756           --       153,518,378

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS NEW DISCOVERY SERIES
 2007  Lowest contract charges         0.84%               --               1.65%
    Highest contract charges           2.54%               --              (0.07)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.87%               --              12.26%
    Highest contract charges           2.55%               --              10.36%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.95%               --               4.25%
    Highest contract charges           2.54%               --               2.60%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%               --               5.51%
    Highest contract charges           2.48%               --               3.89%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.96%               --              32.45%
    Highest contract charges           2.39%               --              30.55%
    Remaining contract charges           --                --                 --
MFS TOTAL RETURN SERIES
 2007  Lowest contract charges         0.84%             2.17%              3.33%
    Highest contract charges           2.54%             2.51%              1.59%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.84%             1.63%             10.95%
    Highest contract charges           2.54%             0.57%              9.08%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.83%               --               3.75%
    Highest contract charges           2.48%             1.43%              0.28%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.95%             1.63%             10.27%
    Highest contract charges           2.48%             1.17%              8.57%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.95%             1.67%             15.22%
    Highest contract charges           2.38%             0.86%             13.57%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS VALUE SERIES
 2007  Lowest contract charges         4,611   $18.846102           $86,898
    Highest contract charges           1,506    17.585857            26,482
    Remaining contract charges     4,214,215           --        76,690,143
 2006  Lowest contract charges         1,146    17.614057            20,192
    Highest contract charges             468    16.717946             7,818
    Remaining contract charges     2,959,469           --        50,725,511
 2005  Lowest contract charges           230    14.700660             3,380
    Highest contract charges          70,042    14.206107           995,022
    Remaining contract charges     1,526,354           --        22,051,129
 2004  Lowest contract charges           150    14.004824             2,083
    Highest contract charges          23,394    13.656146           319,470
    Remaining contract charges       965,392           --        13,312,711
 2003  Lowest contract charges        13,955    12.242356           170,842
    Highest contract charges          20,623    12.160581           250,788
    Remaining contract charges       285,982           --         3,488,945
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges         1,564    10.656122            16,667
    Highest contract charges           2,030    10.244550            20,801
    Remaining contract charges     2,739,450           --        28,686,847
 2006  Lowest contract charges         2,071    10.344135            21,411
    Highest contract charges             372    10.084786             3,747
    Remaining contract charges     1,086,634           --        11,104,207
 2005  Lowest contract charges         1,142    10.056830            11,486
    Highest contract charges             372     9.942911             3,698
    Remaining contract charges       256,785           --         2,568,470
MFS RESEARCH INTERNATIONAL
 SERIES
 2007  Lowest contract charges         3,508    16.749135            58,758
    Highest contract charges             839    16.005105            13,426
    Remaining contract charges     1,234,949           --        20,184,916
 2006  Lowest contract charges        57,081    14.847352           847,466
    Highest contract charges           7,176    14.564440           104,514
    Remaining contract charges       435,505           --         6,404,209
 2005  Lowest contract charges         3,179    11.985466            38,100
    Highest contract charges           1,814    11.893036            21,579
    Remaining contract charges        66,857           --           797,595
MFS RESEARCH SERIES
 2007  Lowest contract charges         9,121    13.109180           119,573
    Highest contract charges           6,540    12.509501            81,813
    Remaining contract charges       278,359           --         3,549,498
 2006  Lowest contract charges         1,347    11.678964            15,712
    Highest contract charges           3,642    11.330079            41,259
    Remaining contract charges       125,414           --         1,438,798
 2005  Lowest contract charges         4,416    10.617084            46,890
    Highest contract charges           2,363    10.515260            24,850
    Remaining contract charges        69,469           --           734,015

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS VALUE SERIES
 2007  Lowest contract charges         0.84%             0.77%              7.00%
    Highest contract charges           2.50%             0.84%              5.19%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%             1.00%             19.82%
    Highest contract charges           2.57%               --              17.80%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.85%               --               6.68%
    Highest contract charges           2.48%             0.62%              4.03%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.93%               --              14.09%
    Highest contract charges           2.46%             0.06%             12.34%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         0.89%               --              22.42%
    Highest contract charges           1.57%               --              21.61%
    Remaining contract charges           --                --                 --
MFS RESEARCH BOND SERIES
 2007  Lowest contract charges         1.15%             3.55%              3.02%
    Highest contract charges           2.46%             2.44%              1.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             4.16%              2.86%
    Highest contract charges           2.55%             4.18%              1.43%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.04%               --               0.71%
    Highest contract charges           2.47%               --               0.22%
    Remaining contract charges           --                --                 --
MFS RESEARCH INTERNATIONAL
 SERIES
 2007  Lowest contract charges         0.84%               --              11.87%
    Highest contract charges           2.23%               --               9.98%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             2.08%             23.88%
    Highest contract charges           2.50%             1.44%             22.46%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.31%             3.07%             19.63%
    Highest contract charges           2.41%             4.40%             18.72%
    Remaining contract charges           --                --                 --
MFS RESEARCH SERIES
 2007  Lowest contract charges         0.84%             0.22%             12.25%
    Highest contract charges           2.49%             0.66%             10.41%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.85%               --               9.54%
    Highest contract charges           2.50%             0.52%              7.75%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.33%               --              12.08%
    Highest contract charges           2.44%               --              11.23%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2007  Lowest contract charges             834    $19.680286         $16,421
    Highest contract charges            15,055     19.227626         289,471
    Remaining contract charges           1,064            --          20,512
 2006  Lowest contract charges             936     14.616321          13,674
    Highest contract charges            15,055     14.337316         215,848
    Remaining contract charges           1,064            --          15,288
 2005  Lowest contract charges           1,025      9.430327           9,663
    Highest contract charges            15,823     11.994124         189,785
    Remaining contract charges           1,064            --          12,783
 2004  Lowest contract charges           1,025      8.340096           8,553
    Highest contract charges            15,121     10.639336         160,881
    Remaining contract charges           8,145            --          86,783
 2003  Lowest contract charges           1,026      7.365984           7,559
    Highest contract charges            14,907      9.424894         140,500
    Remaining contract charges           8,145            --          76,839
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2007  Lowest contract charges           1,621     12.955864          20,997
    Highest contract charges             3,416     12.591905          43,018
    Remaining contract charges          66,334            --         800,943
 2006  Lowest contract charges           2,283     10.024557          22,882
    Highest contract charges            26,968     11.920245         321,464
    Remaining contract charges          53,939            --         603,388
 2005  Lowest contract charges           2,283      9.482120          21,644
    Highest contract charges            52,952     11.348752         600,939
    Remaining contract charges          73,889            --         800,988
 2004  Lowest contract charges           3,886     10.588346          41,143
    Highest contract charges            52,646     10.469597         551,177
    Remaining contract charges          70,796            --         704,529
 2003  Lowest contract charges           3,245     10.039523          32,577
    Highest contract charges            48,309      9.966707         481,479
    Remaining contract charges          63,912            --         600,366
INTERNATIONAL GROWTH EQUITY FUND
 2007  Lowest contract charges             713     13.181607           9,396
    Highest contract charges             1,495     13.082745          19,562
    Remaining contract charges           2,617            --          34,321
U.S. MID CAP VALUE
 2007  Lowest contract charges             996     13.831448          13,778
    Highest contract charges               788     12.062939           9,507
    Remaining contract charges           1,374            --          18,216
 2006  Lowest contract charges              59     11.473975             679
    Highest contract charges               776     11.444937           8,880
    Remaining contract charges              --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I.
 FUND
 2007  Lowest contract charges         1.65%             1.03%             34.65%
    Highest contract charges           2.04%             1.09%             34.11%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.63%             1.58%             20.02%
    Highest contract charges           2.05%             0.96%             19.54%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.74%             1.25%             13.07%
    Highest contract charges           2.04%             1.25%             12.73%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.75%             1.66%             13.22%
    Highest contract charges           2.05%             1.66%             12.89%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.75%             1.09%             31.24%
    Highest contract charges           2.02%             2.05%             30.85%
    Remaining contract charges           --                --                 --
BLACKROCK LARGE CAP GROWTH V.I.
 FUND
 2007  Lowest contract charges         1.65%             0.29%              6.61%
    Highest contract charges           2.07%             2.49%              6.08%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             0.29%              5.72%
    Highest contract charges           2.06%             0.19%              5.04%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.38%             0.35%              9.10%
    Highest contract charges           2.04%             0.19%              8.40%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.65%             0.28%              5.47%
    Highest contract charges           2.05%             0.25%              5.05%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.64%             0.77%             32.54%
    Highest contract charges           2.04%             0.95%             32.02%
    Remaining contract charges           --                --                 --
INTERNATIONAL GROWTH EQUITY FUND
 2007  Lowest contract charges         1.30%             0.58%             12.73%
    Highest contract charges           1.84%             0.20%             12.17%
    Remaining contract charges           --                --                 --
U.S. MID CAP VALUE
 2007  Lowest contract charges         1.34%             1.00%              6.30%
    Highest contract charges           2.19%             0.58%              5.40%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.62%               --              15.97%
    Highest contract charges           1.10%               --              15.75%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges           3,976     $5.422083         $21,556
    Highest contract charges             9,263      5.185166          48,030
    Remaining contract charges          23,256            --         123,606
 2006  Lowest contract charges           2,101      4.615129           9,694
    Highest contract charges             1,421      4.579776           6,510
    Remaining contract charges              --            --              --
DEVELOPING GROWTH
 2007  Lowest contract charges             870     11.462786           9,971
    Highest contract charges               181     11.365645           2,056
    Remaining contract charges              --            --              --
 2006  Lowest contract charges             688      9.473026           6,516
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
FLEXIBLE INCOME
 2007  Lowest contract charges           7,310     11.866969          86,756
    Highest contract charges               663     11.835112           7,844
    Remaining contract charges              --            --              --
 2006  Lowest contract charges           1,300     11.640579          15,128
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
DIVIDEND GROWTH
 2007  Lowest contract charges             604     12.876060           7,783
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
GLOBAL EQUITY
 2007  Lowest contract charges             674     12.383314           8,341
    Highest contract charges                --            --              --
    Remaining contract charges              --            --              --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges       2,912,089      2.115341       6,160,062
    Highest contract charges           873,698      2.019711       1,764,618
    Remaining contract charges      14,633,001            --      30,114,290
 2006  Lowest contract charges       3,491,387      1.797836       6,276,941
    Highest contract charges           993,268      1.730327       1,718,678
    Remaining contract charges      18,389,737            --      32,312,468
 2005  Lowest contract charges       4,149,631      1.484030       6,158,177
    Highest contract charges         1,049,724      1.439763       1,511,354
    Remaining contract charges      21,703,017            --      31,608,105
 2004  Lowest contract charges       3,457,927      1.262880       4,366,946
    Highest contract charges           854,670      1.235040       1,055,552
    Remaining contract charges      19,955,338            --      24,837,751
 2003  Lowest contract charges       1,602,744      1.101687       1,765,723
    Highest contract charges           555,440      1.086053         603,237
    Remaining contract charges      11,702,492            --      12,769,749

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
CAPITAL OPPORTUNITIES
 2007  Lowest contract charges         1.34%               --              17.49%
    Highest contract charges           2.48%               --              16.14%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --              13.36%
    Highest contract charges           1.69%               --              13.21%
    Remaining contract charges           --                --                 --
DEVELOPING GROWTH
 2007  Lowest contract charges         1.35%             0.14%             21.00%
    Highest contract charges           1.63%             0.17%             20.64%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.36%               --              15.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FLEXIBLE INCOME
 2007  Lowest contract charges         1.64%             6.37%              1.95%
    Highest contract charges           1.68%             6.13%              1.89%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.62%             5.29%              3.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
DIVIDEND GROWTH
 2007  Lowest contract charges         1.69%             1.09%              2.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
GLOBAL EQUITY
 2007  Lowest contract charges         1.69%             0.44%             14.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
COLUMBIA MARSICO INTERNATIONAL
 OPPORTUNITIES FUND VS
 2007  Lowest contract charges         1.70%             0.11%             17.66%
    Highest contract charges           2.49%             0.11%             16.72%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.70%             0.28%             21.15%
    Highest contract charges           2.50%             0.29%             20.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.69%             0.09%             17.51%
    Highest contract charges           2.49%             0.10%             16.58%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.69%             0.43%             14.63%
    Highest contract charges           2.48%             0.56%             13.72%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.69%             0.02%             37.89%
    Highest contract charges           2.39%             0.02%             36.93%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges       3,326,528     $1.575227      $5,240,036
    Highest contract charges             3,018      1.501025           4,531
    Remaining contract charges      12,101,919            --      18,543,906
 2006  Lowest contract charges       4,010,585      1.573202       6,309,462
    Highest contract charges           545,774      1.514137         826,376
    Remaining contract charges      14,106,120            --      21,700,575
 2005  Lowest contract charges       4,503,330      1.438402       6,477,599
    Highest contract charges           477,309      1.395509         666,089
    Remaining contract charges      16,754,788            --      23,665,261
 2004  Lowest contract charges       5,147,879      1.432207       7,372,828
    Highest contract charges           350,579      1.400647         491,038
    Remaining contract charges      17,707,468            --      25,007,663
 2003  Lowest contract charges       4,603,496      1.307637       6,019,702
    Highest contract charges           130,441      1.289080         168,149
    Remaining contract charges      12,315,796            --      15,954,250
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2007  Lowest contract charges       4,705,021      1.400168       6,587,820
    Highest contract charges            18,947      1.334152          25,278
    Remaining contract charges      15,914,822            --      21,692,242
 2006  Lowest contract charges       5,334,158      1.253960       6,688,822
    Highest contract charges           408,968      1.206847         493,562
    Remaining contract charges      18,913,557            --      23,199,182
 2005  Lowest contract charges       6,477,361      1.178027       7,630,506
    Highest contract charges           419,957      1.142878         479,959
    Remaining contract charges      22,278,564            --      25,776,431
 2004  Lowest contract charges       6,613,404      1.086242       7,183,756
    Highest contract charges           373,554      1.062295         396,824
    Remaining contract charges      22,415,920            --      24,015,948
 2003  Lowest contract charges       5,613,869      0.992283       5,570,547
    Highest contract charges           545,976      0.978202         534,075
    Remaining contract charges      16,934,011            --      16,647,023

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
COLUMBIA HIGH YIELD FUND VS
 2007  Lowest contract charges         1.70%             4.99%              0.13%
    Highest contract charges           2.24%               --              (0.72)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.70%             2.50%              9.37%
    Highest contract charges           2.50%             2.68%              8.50%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.70%             0.16%              0.43%
    Highest contract charges           2.49%             0.18%              0.37%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.70%             6.57%              9.53%
    Highest contract charges           2.47%            12.71%              8.66%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.69%             7.56%             28.99%
    Highest contract charges           2.39%             7.62%             28.10%
    Remaining contract charges           --                --                 --
COLUMBIA MARSICO FOCUSED
 EQUITIES FUND VS
 2007  Lowest contract charges         1.70%             0.12%             11.66%
    Highest contract charges           2.23%               --              10.72%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.70%               --               6.45%
    Highest contract charges           2.50%               --               5.60%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.69%               --               8.45%
    Highest contract charges           2.49%               --               7.59%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.70%               --               9.47%
    Highest contract charges           2.48%               --               8.60%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.69%               --              30.86%
    Highest contract charges           2.38%               --              29.95%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                    UNIT         CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #  OWNERS' EQUITY
----------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges       3,113,073     $1.336980      $4,162,117
    Highest contract charges           807,292      1.276468       1,030,483
    Remaining contract charges      15,164,528            --      19,732,999
 2006  Lowest contract charges       3,807,635      1.157582       4,407,652
    Highest contract charges           840,103      1.114060         935,925
    Remaining contract charges      19,282,089            --      21,821,779
 2005  Lowest contract charges       4,255,572      1.109812       4,722,885
    Highest contract charges           833,330      1.076669         897,221
    Remaining contract charges      22,445,598            --      24,457,423
 2004  Lowest contract charges       4,462,849      1.050589       4,688,621
    Highest contract charges           408,188      1.027402         419,373
    Remaining contract charges      21,313,110            --      22,074,902
 2003  Lowest contract charges       2,992,263      0.945372       2,828,801
    Highest contract charges           438,428      0.931930         408,584
    Remaining contract charges       9,225,261            --       8,640,642
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2007  Lowest contract charges       1,002,544      2.032516       2,037,686
    Highest contract charges           283,373      1.940597         549,913
    Remaining contract charges       3,361,216            --       6,652,353
 2006  Lowest contract charges       1,096,576      1.733100       1,900,474
    Highest contract charges           223,075      1.668003         372,090
    Remaining contract charges       3,593,601            --       6,093,317
 2005  Lowest contract charges       1,184,692      1.472145       1,744,039
    Highest contract charges           217,214      1.428223         310,230
    Remaining contract charges       3,667,521            --       5,301,096
 2004  Lowest contract charges       1,203,123      1.387941       1,669,862
    Highest contract charges            89,641      1.357351         121,675
    Remaining contract charges       2,540,812            --       3,476,569
 2003  Lowest contract charges         839,001      1.153813         968,050
    Highest contract charges           192,940      1.137441         219,458
    Remaining contract charges       1,228,319            --       1,405,518

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
--------------------------------  ---------------------------------------------------
COLUMBIA MARSICO GROWTH FUND VS
 2007  Lowest contract charges         1.70%             0.08%             15.50%
    Highest contract charges           2.49%             0.08%             14.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.70%               --               4.30%
    Highest contract charges           2.50%               --               3.47%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.70%               --               5.64%
    Highest contract charges           2.48%               --               4.80%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.70%               --              11.13%
    Highest contract charges           2.48%               --              10.25%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.70%               --              28.39%
    Highest contract charges           2.40%               --              27.49%
    Remaining contract charges           --                --                 --
COLUMBIA MARSICO 21ST CENTURY
 FUND VS
 2007  Lowest contract charges         1.70%             0.50%             17.28%
    Highest contract charges           2.49%             0.53%             16.34%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.70%             0.18%             17.73%
    Highest contract charges           2.50%             0.18%             16.79%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.70%               --               6.07%
    Highest contract charges           2.48%               --               5.22%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.70%               --              20.29%
    Highest contract charges           2.43%               --              19.33%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.70%               --              46.36%
    Highest contract charges           2.38%               --              45.34%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2007  Lowest contract charges                4,698,220       $1.073257        $5,042,397
    Highest contract charges                     22,269        1.022650            22,773
    Remaining contract charges               26,047,921              --        27,178,824
 2006  Lowest contract charges                5,996,410        0.910638         5,460,558
    Highest contract charges                  1,594,421        0.876416         1,397,376
    Remaining contract charges               30,680,599              --        27,311,443
 2005  Lowest contract charges                6,959,737        0.787041         5,477,598
    Highest contract charges                  1,679,899        0.763540         1,282,670
    Remaining contract charges               36,877,154              --        28,485,292
 2004  Lowest contract charges                7,035,039        0.761027         5,353,852
    Highest contract charges                  1,196,727        0.744232           890,643
    Remaining contract charges               34,397,556              --        25,803,885
 2003  Lowest contract charges                5,009,832        0.678494         3,399,141
    Highest contract charges                    894,178        0.668854           598,075
    Remaining contract charges               21,339,664              --        14,341,642
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO - 1
 2007  Lowest contract charges                   39,088       12.039706           470,609
    Highest contract charges                     83,705       11.815996           989,054
    Remaining contract charges                   24,032              --           287,226
 2006  Lowest contract charges                   28,417       11.497963           326,732
    Highest contract charges                     93,311       11.340863         1,058,230
    Remaining contract charges                   22,887              --           261,871
 2005  Lowest contract charges                   27,233       10.501235           285,976
    Highest contract charges                    107,199       10.409670         1,115,902
    Remaining contract charges                   14,350              --           150,252
 2004  Lowest contract charges                   24,275       10.384343           252,078
    Highest contract charges                     65,371       10.345397           676,286
    Remaining contract charges                    1,017              --            10,552
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO - 1
 2007  Lowest contract charges                2,381,632       10.917888        26,002,390
    Highest contract charges                    232,127       10.595114         2,459,413
    Remaining contract charges                2,523,618              --        28,170,831
 2006  Lowest contract charges                1,524,302       10.409823        15,867,716
    Highest contract charges                    169,434       10.183203         1,725,377
    Remaining contract charges                2,066,303              --        21,997,974
 2005  Lowest contract charges                  823,980       10.132437         8,348,927
    Highest contract charges                     99,284        9.991450           991,991
    Remaining contract charges                1,499,287              --        15,534,711
 2004  Lowest contract charges                  187,591       10.030484         1,881,624
    Highest contract charges                     27,585        9.970362           275,031
    Remaining contract charges                  375,404              --         3,819,516

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
COLUMBIA MARSICO MIDCAP GROWTH
 FUND VS
 2007  Lowest contract charges                1.70%              0.11%              17.86%
    Highest contract charges                  2.23%                --               16.86%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               15.70%
    Highest contract charges                  2.50%                --               14.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --                3.42%
    Highest contract charges                  2.49%                --                2.59%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%                --               12.16%
    Highest contract charges                  2.48%                --               11.27%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.69%                --               25.32%
    Highest contract charges                  2.39%                --               24.45%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST BALANCED
 PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              2.88%               4.71%
    Highest contract charges                  1.85%              3.01%               4.19%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.53%               9.49%
    Highest contract charges                  1.85%              2.96%               8.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.71%               1.13%
    Highest contract charges                  1.84%              2.38%               0.62%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                3.84%
    Highest contract charges                  1.36%                --                3.45%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST CORE BOND
 PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              4.28%               4.88%
    Highest contract charges                  2.14%              4.39%               4.05%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              3.09%               2.74%
    Highest contract charges                  2.15%              3.19%               1.92%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.81%               1.02%
    Highest contract charges                  2.13%              2.21%               0.21%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                0.31%
    Highest contract charges                  1.58%                --                0.30%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO - 1
 2007  Lowest contract charges                  384,638      $13.403310        $5,155,416
    Highest contract charges                     44,133       13.007139           574,044
    Remaining contract charges                  437,245              --         6,016,543
 2006  Lowest contract charges                  317,213       12.300087         3,901,748
    Highest contract charges                     42,667       12.032363           513,382
    Remaining contract charges                  431,447              --         5,457,160
 2005  Lowest contract charges                  186,991       10.733991         2,007,163
    Highest contract charges                     24,185       10.584669           255,986
    Remaining contract charges                  323,483              --         3,564,796
 2004  Lowest contract charges                   48,950       10.632360           520,459
    Highest contract charges                      8,746       10.568653            92,432
    Remaining contract charges                   85,021              --           923,035
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO - 1
 2007  Lowest contract charges                  301,133       14.573924         4,388,690
    Highest contract charges                     23,787       14.143199           336,431
    Remaining contract charges                  395,820              --         5,847,811
 2006  Lowest contract charges                  143,463       14.360212         2,060,153
    Highest contract charges                     14,187       14.047695           199,294
    Remaining contract charges                  247,142              --         3,626,021
 2005  Lowest contract charges                   20,859       12.754866           266,058
    Highest contract charges                      3,465       12.577499            43,586
    Remaining contract charges                   34,963              --           451,103
 2004  Lowest contract charges                   11,242       11.040622           124,120
    Highest contract charges                        120       10.974483             1,316
    Remaining contract charges                    5,120              --            56,315
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO - 1
 2007  Lowest contract charges                1,479,699       13.080749        19,355,568
    Highest contract charges                    163,764       12.694071         2,078,832
    Remaining contract charges                1,657,711              --        21,333,059
 2006  Lowest contract charges                1,079,426       12.615484        13,617,496
    Highest contract charges                    140,112       12.340879         1,729,109
    Remaining contract charges                1,516,653              --        18,901,955
 2005  Lowest contract charges                  634,662       11.078689         7,031,221
    Highest contract charges                     80,918       10.924560           883,992
    Remaining contract charges                1,163,885              --        12,792,715
 2004  Lowest contract charges                  160,426       10.750194        17,246,030
    Highest contract charges                     28,387       10.685771           303,333
    Remaining contract charges                  303,116              --         3,247,384

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 EQUITY PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              0.98%               8.97%
    Highest contract charges                  2.14%              0.99%               8.10%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.72%              14.59%
    Highest contract charges                  2.15%              0.69%              13.68%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.71%               0.96%
    Highest contract charges                  2.13%              0.64%               0.15%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                6.32%
    Highest contract charges                  1.57%                --                5.69%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST INTREPID MID
 CAP PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              0.51%               1.49%
    Highest contract charges                  2.14%              0.53%               0.68%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%              0.17%              12.59%
    Highest contract charges                  2.14%              0.21%              11.69%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.12%              15.53%
    Highest contract charges                  2.12%              0.02%              14.61%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.98%                --               10.41%
    Highest contract charges                  1.52%                --                9.75%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST EQUITY INDEX
 PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              1.31%               3.69%
    Highest contract charges                  2.14%              1.34%               2.86%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.19%              13.87%
    Highest contract charges                  2.15%              1.18%              12.97%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.03%               3.06%
    Highest contract charges                  2.13%              0.92%               2.24%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                7.50%
    Highest contract charges                  1.57%                --                6.86%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND PORTFOLIO - 1
 2007  Lowest contract charges                  932,741      $11.089679       $10,343,796
    Highest contract charges                     70,623       10.761819           760,036
    Remaining contract charges                1,041,137              --        11,356,962
 2006  Lowest contract charges                  609,811       10.457261         6,376,951
    Highest contract charges                     54,126       10.229605           553,690
    Remaining contract charges                  855,647              --         8,837,431
 2005  Lowest contract charges                  336,907       10.243778         3,451,197
    Highest contract charges                     30,740       10.101247           310,511
    Remaining contract charges                  636,529              --         6,468,917
 2004  Lowest contract charges                   90,724       10.072294           913,811
    Highest contract charges                      7,463       10.011926            74,717
    Remaining contract charges                  174,290              --         1,749,231
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO - 1
 2007  Lowest contract charges                   78,056       12.486286           974,629
    Highest contract charges                      4,440       12.117122            53,802
    Remaining contract charges                   62,702              --           823,909
 2006  Lowest contract charges                    4,520       11.345689            51,280
    Highest contract charges                      9,047       11.190639           101,238
    Remaining contract charges                    5,929              --            99,469
 2005  Lowest contract charges                    7,343       10.913451            80,141
    Highest contract charges                      4,051       10.818288            43,820
    Remaining contract charges                      895              --            14,477
 2004  Lowest contract charges                    1,852       10.529602            19,502
    Highest contract charges                      7,147       10.490110            74,970
    Remaining contract charges                       --              --                --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH PORTFOLIO - 1
 2007  Lowest contract charges                  412,613       14.751510         6,086,670
    Highest contract charges                     38,548       14.315500           551,835
    Remaining contract charges                  571,697              --         8,290,589
 2006  Lowest contract charges                  347,835       12.753368         4,436,049
    Highest contract charges                     36,793       12.475767           459,020
    Remaining contract charges                  580,988              --         7,316,073
 2005  Lowest contract charges                  212,798       11.604997         2,469,519
    Highest contract charges                     24,255       11.443567           277,564
    Remaining contract charges                  408,414              --         4,700,749
 2004  Lowest contract charges                   62,277       10.588191           659,405
    Highest contract charges                      6,699       10.524737            70,500
    Remaining contract charges                  103,047              --         1,087,224

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JPMORGAN INSURANCE TRUST GOVERNMENT
 BOND PORTFOLIO - 1
 2007  Lowest contract charges                1.34%              4.65%               6.05%
    Highest contract charges                  2.14%              4.79%               5.20%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.27%               2.08%
    Highest contract charges                  2.15%              4.29%               1.27%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.54%               1.70%
    Highest contract charges                  2.12%              2.33%               0.89%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                0.72%
    Highest contract charges                  1.58%                --                0.12%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST INTREPID
 GROWTH PORTFOLIO - 1
 2007  Lowest contract charges                1.33%              0.06%              10.05%
    Highest contract charges                  2.09%                --                9.18%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.08%               3.96%
    Highest contract charges                  1.85%              0.05%               3.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.33%              0.24%               3.65%
    Highest contract charges                  1.85%              0.61%               3.13%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.01%                --                5.30%
    Highest contract charges                  1.33%                --                4.90%
    Remaining contract charges                  --                 --                  --
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP GROWTH PORTFOLIO - 1
 2007  Lowest contract charges                1.34%                --               15.67%
    Highest contract charges                  2.14%                --               14.75%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --                9.90%
    Highest contract charges                  2.15%                --                9.02%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                9.60%
    Highest contract charges                  2.12%                --                8.73%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                5.88%
    Highest contract charges                  1.57%                --                5.25%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE PORTFOLIO - 1
 2007  Lowest contract charges                  309,617      $13.605633        $4,212,537
    Highest contract charges                     31,132       13.203462           411,049
    Remaining contract charges                  435,693              --         6,062,916
 2006  Lowest contract charges                  290,672       13.665218         3,972,101
    Highest contract charges                     32,728       13.367802           437,506
    Remaining contract charges                  473,057              --         6,628,643
 2005  Lowest contract charges                  237,454       11.866729         2,817,808
    Highest contract charges                     31,840       11.701685           372,585
    Remaining contract charges                  403,128              --         4,908,479
 2004  Lowest contract charges                   62,019       10.959001           679,670
    Highest contract charges                      6,759       10.893345            73,631
    Remaining contract charges                   80,392              --           896,873
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                    3,510       15.325556            53,795
    Highest contract charges                     10,055        1.490377            14,986
    Remaining contract charges                   85,410              --           308,899
 2006  Lowest contract charges                    4,677       14.113382            66,009
    Highest contract charges                     10,055        1.382824            13,905
    Remaining contract charges                   88,898              --           231,503
 2005  Lowest contract charges                    8,468       12.597739           106,673
    Highest contract charges                     37,495        1.249990            46,869
    Remaining contract charges                   39,351              --           150,522
 2004  Lowest contract charges                    6,762       10.535427            71,240
    Highest contract charges                     37,505        1.051640            39,442
    Remaining contract charges                   46,117              --           141,002
 2003  Lowest contract charges                    7,524        9.259937            69,670
    Highest contract charges                     64,737        0.929884            60,198
    Remaining contract charges                   62,197              --           140,203
JENNISON PORTFOLIO
 2007  Lowest contract charges                   28,165        7.256419           204,374
    Highest contract charges                     19,973        0.975858            19,491
    Remaining contract charges                  283,609              --           420,112
 2006  Lowest contract charges                   31,922        6.596442           210,568
    Highest contract charges                     23,017        0.895571            20,613
    Remaining contract charges                  327,322              --           489,380
 2005  Lowest contract charges                   32,822        6.599289           216,602
    Highest contract charges                     24,037        0.904505            21,741
    Remaining contract charges                  343,605              --           521,472
 2004  Lowest contract charges                   35,011        5.869216           205,483
    Highest contract charges                     25,090        0.812119            20,376
    Remaining contract charges                  373,387              --           504,637
 2003  Lowest contract charges                   36,291        5.449584           197,771
    Highest contract charges                     26,405        0.761248            20,101
    Remaining contract charges                  483,061              --           572,304

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JPMORGAN INSURANCE TRUST DIVERSIFIED
 MID CAP VALUE PORTFOLIO - 1
 2007  Lowest contract charges                1.35%              1.81%              (0.44)%
    Highest contract charges                  2.14%              1.85%              (1.23)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.75%              15.16%
    Highest contract charges                  2.15%              0.76%              14.24%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.49%               8.28%
    Highest contract charges                  2.12%              0.32%               7.42%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                0.99%                --                9.59%
    Highest contract charges                  1.57%                --                8.93%
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2007  Lowest contract charges                1.40%              0.12%               8.59%
    Highest contract charges                  2.14%              0.12%               7.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --               12.03%
    Highest contract charges                  2.12%                --               11.19%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%                --               19.58%
    Highest contract charges                  1.99%                --               18.86%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%                --               13.77%
    Highest contract charges                  2.00%                --               13.09%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               27.01%
    Highest contract charges                  2.00%                --               26.25%
    Remaining contract charges                  --                 --                  --
JENNISON PORTFOLIO
 2007  Lowest contract charges                1.40%                --               10.01%
    Highest contract charges                  2.34%                --                8.97%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%                --               (0.04)%
    Highest contract charges                  2.35%                --               (0.99)%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%                --               12.44%
    Highest contract charges                  2.34%                --               11.38%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.04%               7.70%
    Highest contract charges                  2.35%              0.04%               6.68%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%                --               27.81%
    Highest contract charges                  2.32%                --               26.60%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                   32,753       $1.418866           $46,472
    Highest contract charges                     10,690        1.352184            14,455
    Remaining contract charges                  138,778              --           192,000
 2006  Lowest contract charges                   32,999        1.399343            46,175
    Highest contract charges                     10,690        1.343621            14,363
    Remaining contract charges                  134,247              --           183,707
 2005  Lowest contract charges                   48,722        1.188242            57,893
    Highest contract charges                      6,461        1.149511             7,426
    Remaining contract charges                  178,327              --           207,993
 2004  Lowest contract charges                   47,799        1.036859            49,561
    Highest contract charges                      6,461        1.010609             6,529
    Remaining contract charges                  186,586              --           190,690
 2003  Lowest contract charges                   35,362        0.907749            32,100
    Highest contract charges                      6,461        0.891419             5,759
    Remaining contract charges                  200,740              --           180,331
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                    2,028        1.408201             2,855
    Highest contract charges                      4,415        1.375730             6,074
    Remaining contract charges                       --              --                --
 2006  Lowest contract charges                    2,040        1.198770             2,446
    Highest contract charges                      4,418        1.175236             5,192
    Remaining contract charges                   14,560              --            17,306
 2005  Lowest contract charges                    2,055        1.008958             2,073
    Highest contract charges                      4,421        0.992620             4,389
    Remaining contract charges                    6,781              --             6,794
 2004  Lowest contract charges                    2,071        0.883610             1,831
    Highest contract charges                      4,425        0.872343             3,860
    Remaining contract charges                       --              --                --
 2003  Lowest contract charges                    2,090        0.771651             1,613
    Highest contract charges                      4,429        0.764467             3,386
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
 2007  Lowest contract charges                1.40%              1.02%               1.40%
    Highest contract charges                  2.14%              1.01%               0.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.41%              0.97%              17.77%
    Highest contract charges                  2.14%              1.14%              16.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.87%              14.60%
    Highest contract charges                  2.14%              0.86%              13.74%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.40%              0.95%              14.22%
    Highest contract charges                  2.15%              0.96%              13.37%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.40%              1.18%              25.86%
    Highest contract charges                  2.13%              3.25%              24.92%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL SERIES INTERNATIONAL GROWTH
 2007  Lowest contract charges                1.39%              0.38%              17.47%
    Highest contract charges                  1.75%              0.38%              17.06%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              1.45%              18.81%
    Highest contract charges                  1.75%              1.45%              18.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.39%              0.22%              14.19%
    Highest contract charges                  1.75%              0.22%              13.79%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.38%                --               14.51%
    Highest contract charges                  1.75%                --               14.11%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.39%                --               37.21%
    Highest contract charges                  1.73%                --               36.73%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 CAPITAL AND INCOME PORTFOLIO
 2007  Lowest contract charges        29,134   $10.019402          $291,906
    Highest contract charges              94     9.985693               934
    Remaining contract charges         5,701           --            56,988
 2006  Lowest contract charges       217,607     1.334751           290,452
    Highest contract charges           9,473     1.296582            12,282
    Remaining contract charges        44,221           --            57,718
 2005  Lowest contract charges       225,603     1.202497           271,288
    Highest contract charges             703     1.173958               826
    Remaining contract charges        46,121           --            54,425
 2004  Lowest contract charges       240,282     1.180317           283,609
    Highest contract charges          57,913     1.162314            67,313
    Remaining contract charges        59,417           --            69,604
 2003  Lowest contract charges       254,571     1.100760           280,222
    Highest contract charges          53,793     1.087777            58,515
    Remaining contract charges        59,417           --            65,011
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2007  Lowest contract charges       220,928     9.866295         2,179,744
    Highest contract charges           4,099     9.829750            40,289
    Remaining contract charges        14,445           --           142,275
 2006  Lowest contract charges     1,743,672     1.553472         2,708,746
    Highest contract charges          53,339     1.509106            80,495
    Remaining contract charges       121,845           --           186,268
 2005  Lowest contract charges     1,999,252     1.333798         2,666,598
    Highest contract charges          38,404     1.302192            50,010
    Remaining contract charges       141,334           --           186,018
 2004  Lowest contract charges     2,054,471     1.300004         2,670,819
    Highest contract charges          63,160     1.280175            80,856
    Remaining contract charges       131,905           --           170,177
 2003  Lowest contract charges     2,208,053     1.217162         2,687,558
    Highest contract charges          27,102     1.202804            32,599
    Remaining contract charges       139,868           --           169,228

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 CAPITAL AND INCOME PORTFOLIO
 2007  Lowest contract charges         0.94%             1.36%              0.55%
    Highest contract charges           1.26%             0.79%              0.21%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.12%             11.00%
    Highest contract charges           1.90%             3.39%             10.45%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.95%              1.88%
    Highest contract charges           0.94%            89.76%              1.37%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.80%              7.23%
    Highest contract charges           1.75%             2.00%              6.85%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.69%             14.31%
    Highest contract charges           1.75%             1.82%             13.91%
    Remaining contract charges           --                --                 --
LEGG MASON PARTNERS VARIABLE
 FUNDAMENTAL VALUE PORTFOLIO
 2007  Lowest contract charges         1.03%             1.24%             (4.33)%
    Highest contract charges           1.39%             1.00%             (4.65)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.29%             16.47%
    Highest contract charges           1.90%             1.30%             15.89%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.87%              2.60%
    Highest contract charges           1.79%             5.81%              2.09%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.54%              6.81%
    Highest contract charges           1.74%             0.56%              6.43%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             0.26%             37.10%
    Highest contract charges           1.73%             0.27%             36.63%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 GLOBAL HIGH YIELD BOND
 PORTFOLIO
 2007  Lowest contract charges        81,278    $1.605919          $130,526
    Highest contract charges           5,137     1.564895             8,039
    Remaining contract charges            --           --                --
 2006  Lowest contract charges       149,388     1.629638           243,449
    Highest contract charges           5,140     1.593576             8,191
    Remaining contract charges            --           --                --
 2005  Lowest contract charges       194,126     1.493640           289,954
    Highest contract charges           5,144     1.465714             7,539
    Remaining contract charges            --           --                --
 2004  Lowest contract charges       182,558     1.459055           266,361
    Highest contract charges          26,460     1.436801            38,018
    Remaining contract charges            --           --                --
 2003  Lowest contract charges       158,461     1.331938           211,060
    Highest contract charges          34,320     1.316219            45,172
    Remaining contract charges            --           --                --
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2007  Lowest contract charges       545,041     1.485115           809,448
    Highest contract charges          20,987     1.435434            30,125
    Remaining contract charges        34,429           --            50,520
 2006  Lowest contract charges       614,137     1.449498           890,191
    Highest contract charges          17,129     1.408038            24,118
    Remaining contract charges        35,180           --            50,457
 2005  Lowest contract charges       653,183     1.242971           811,888
    Highest contract charges          36,179     1.231762            44,564
    Remaining contract charges            --           --                --
 2004  Lowest contract charges       650,321     1.183257           769,497
    Highest contract charges          38,117     1.174341            44,763
    Remaining contract charges            --           --                --
 2003  Lowest contract charges       686,965     1.087128           746,819
    Highest contract charges          39,881     1.080564            43,094
    Remaining contract charges            --           --                --
GROWTH AND INCOME
 2007  Lowest contract charges         3,924    17.229559            67,607
    Highest contract charges           4,968    16.476878            81,850
    Remaining contract charges        14,332           --           242,045
 2006  Lowest contract charges         2,394    17.033843            40,772
    Highest contract charges             734    16.903161            12,413
    Remaining contract charges            --           --                --
 2005  Lowest contract charges        10,126     1.170742            11,855
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2004  Lowest contract charges        10,126     1.135949            11,502
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
LEGG MASON PARTNERS VARIABLE
 GLOBAL HIGH YIELD BOND
 PORTFOLIO
 2007  Lowest contract charges         1.40%             5.52%             (1.46)%
    Highest contract charges           1.74%             7.21%             (1.80)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             4.90%              9.11%
    Highest contract charges           1.75%             6.00%              8.72%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             6.13%              2.37%
    Highest contract charges           1.76%             2.08%              2.01%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             6.86%              9.54%
    Highest contract charges           1.75%             6.52%              9.16%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             6.47%             22.47%
    Highest contract charges           1.74%             9.32%             22.05%
    Remaining contract charges           --                --                 --
LEGG MASON PARTNERS VARIABLE
 INVESTORS PORTFOLIO
 2007  Lowest contract charges         1.40%             1.18%              2.46%
    Highest contract charges           1.89%             1.27%              1.95%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.65%             16.62%
    Highest contract charges           1.90%             4.40%             16.03%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.23%              5.05%
    Highest contract charges           1.55%             1.20%              4.89%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.47%              8.84%
    Highest contract charges           1.55%             1.48%              8.68%
    Remaining contract charges           --                --                 --
 2003  Lowest contract charges         1.40%             1.45%             30.49%
    Highest contract charges           1.55%             1.36%             30.30%
    Remaining contract charges           --                --                 --
GROWTH AND INCOME
 2007  Lowest contract charges         1.34%             1.03%              1.15%
    Highest contract charges           2.48%             0.27%             (0.01)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.34%               --              11.24%
    Highest contract charges           1.68%               --              11.09%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.84%             2.07%              3.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.82%             3.48%              7.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
COMSTOCK
 2007  Lowest contract charges         6,221   $16.364834          $101,813
    Highest contract charges          11,199    15.738155           176,247
    Remaining contract charges        14,640           --           234,567
 2006  Lowest contract charges         1,914    16.982646            32,506
    Highest contract charges           2,522    16.521234            41,673
    Remaining contract charges         4,989           --            83,535
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges        10,126     1.361298            13,784
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges        10,126     1.288809            13,050
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges         6,897     1.242914             8,573
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         6,897     1.186333             8,183
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         6,897     1.157855             7,986
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2007  Lowest contract charges        14,341     1.424572            20,430
    Highest contract charges           7,810     1.384045            10,809
    Remaining contract charges            --           --                --
 2006  Lowest contract charges        14,341     1.404613            20,143
    Highest contract charges           7,970     1.371494            10,930
    Remaining contract charges            --           --                --
 2005  Lowest contract charges        14,752     1.200923            17,715
    Highest contract charges          12,534     1.178478            14,772
    Remaining contract charges            --           --                --
 2004  Lowest contract charges         6,349     1.139247             7,233
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges         4,939     1.267393             6,260
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
COMSTOCK
 2007  Lowest contract charges         1.34%             0.83%             (3.64)%
    Highest contract charges           2.47%             0.44%             (4.74)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%               --              11.38%
    Highest contract charges           2.47%               --              10.90%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2007  Lowest contract charges         1.84%             2.25%              5.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.85%             2.32%             10.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2007  Lowest contract charges         1.35%             4.57%              4.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             4.39%              2.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.33%             3.78%              0.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2007  Lowest contract charges         1.35%             1.52%              1.42%
    Highest contract charges           1.85%             1.50%              0.92%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.35%             1.56%             16.96%
    Highest contract charges           1.85%             1.47%             16.38%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.34%             1.70%              3.96%
    Highest contract charges           1.84%             1.57%              3.44%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.79%             2.36%              9.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2007  Lowest contract charges         1.60%             3.41%             (2.79)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT         CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges         7,022    $1.567025           $11,003
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         7,298     1.416803            10,340
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         7,360     1.194669             8,793
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2004  Lowest contract charges         1,216     1.109528             1,349
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges         7,840     1.103110             8,648
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         7,809     1.044218             8,154
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         6,863     1.039324             7,132
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2004  Lowest contract charges         1,070     1.001632             1,072
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges         2,411     1.552301             3,743
    Highest contract charges           4,212     1.534932             6,464
    Remaining contract charges            --           --                --
 2006  Lowest contract charges         4,770     1.373834             6,553
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2005  Lowest contract charges         4,601     1.140072             5,246
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --
 2004  Lowest contract charges           764     1.093116               835
    Highest contract charges              --           --                --
    Remaining contract charges            --           --                --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2007  Lowest contract charges         1.84%             0.01%             10.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.85%             1.69%             18.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.83%             2.85%              7.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.72%               --               7.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2007  Lowest contract charges         1.84%               --               5.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.85%               --               0.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.83%             0.18%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.81%               --               1.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2007  Lowest contract charges         1.60%               --              11.95%
    Highest contract charges           1.85%               --              11.73%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.85%               --              20.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.82%               --               4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.71%               --              11.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                  338,213       $1.500630          $507,532
    Highest contract charges                     23,471       14.244303           334,327
    Remaining contract charges                  577,763              --         6,689,262
 2006  Lowest contract charges                  275,418        1.319453           363,402
    Highest contract charges                     24,120       12.669242           305,586
    Remaining contract charges                  577,086              --         6,495,986
 2005  Lowest contract charges                  106,832        1.206733           128,918
    Highest contract charges                     16,411       11.720910           192,352
    Remaining contract charges                  528,364              --         5,837,027
 2004  Lowest contract charges                   22,239       12.334257           274,306
    Highest contract charges                      2,721       12.126652            32,994
    Remaining contract charges                  359,349              --         4,387,702
 2003  Lowest contract charges                    9,331       11.752110           109,660
    Highest contract charges                     39,742       11.651033           463,034
    Remaining contract charges                  179,231              --         2,095,591
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                   14,127        1.791100            25,303
    Highest contract charges                      7,563       17.109521           129,406
    Remaining contract charges                   77,451              --         1,349,343
 2006  Lowest contract charges                    6,798        1.801290            12,244
    Highest contract charges                      8,918       17.379730           154,987
    Remaining contract charges                   99,476              --         1,752,207
 2005  Lowest contract charges                   14,729       15.647881           230,482
    Highest contract charges                      9,192       15.313092           140,753
    Remaining contract charges                  105,763              --         1,633,590
 2004  Lowest contract charges                   14,754       14.598347           215,383
    Highest contract charges                     21,153       14.379145           304,157
    Remaining contract charges                  131,768              --         1,905,742
 2003  Lowest contract charges                    3,462       12.990742            44,970
    Highest contract charges                     25,693       12.879095           330,904
    Remaining contract charges                  128,363              --         1,658,578

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT LARGE CAP GROWTH STOCK
 FUND
 2007  Lowest contract charges                1.34%              0.42%              13.73%
    Highest contract charges                  2.50%              0.43%              12.43%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.31%               9.34%
    Highest contract charges                  2.50%              0.30%               8.09%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              0.27%               4.42%
    Highest contract charges                  2.47%              0.17%               3.35%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.27%               4.95%
    Highest contract charges                  2.36%              1.51%               4.12%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%                --               16.45%
    Highest contract charges                  1.55%                --               13.54%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT LARGE CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.34%              1.20%              (0.57)%
    Highest contract charges                  2.34%              1.15%              (1.56)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%              1.38%              14.64%
    Highest contract charges                  2.35%              1.26%              13.50%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%              0.93%               7.19%
    Highest contract charges                  2.36%              0.90%               6.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              0.92%              12.38%
    Highest contract charges                  2.35%              0.78%              11.65%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.64%              1.51%              24.36%
    Highest contract charges                  1.55%              0.76%              22.28%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                    7,002       $1.886371           $13,208
    Highest contract charges                      4,756       17.905858            85,151
    Remaining contract charges                  100,849              --         1,768,906
 2006  Lowest contract charges                    5,176        1.817794             9,411
    Highest contract charges                      4,764       17.454443            83,151
    Remaining contract charges                  105,207              --         1,792,667
 2005  Lowest contract charges                    9,250       16.572461           153,301
    Highest contract charges                      3,658       16.163856            59,120
    Remaining contract charges                   96,304              --         1,573,989
 2004  Lowest contract charges                    8,960       14.745157           132,091
    Highest contract charges                      7,001       14.497064           101,495
    Remaining contract charges                  108,377              --         1,581,712
 2003  Lowest contract charges                    4,461       12.838644            57,268
    Highest contract charges                     14,804       12.728275           188,434
    Remaining contract charges                   56,454              --           721,041
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                  318,614        1.861796           593,194
    Highest contract charges                     12,653       17.672549           223,606
    Remaining contract charges                  352,413              --         4,476,195
 2006  Lowest contract charges                  174,843        1.822311           318,618
    Highest contract charges                     11,921       17.497735           208,585
    Remaining contract charges                  256,175              --         3,821,164
 2005  Lowest contract charges                   53,603        1.508288            80,849
    Highest contract charges                      8,136       14.649853           119,189
    Remaining contract charges                  201,268              --         2,737,677
 2004  Lowest contract charges                    6,486       14.725680            95,514
    Highest contract charges                      1,842       14.477953            26,667
    Remaining contract charges                  110,424              --         1,609,878
 2003  Lowest contract charges                    3,287       12.991193            42,704
    Highest contract charges                        583       12.879554             7,509
    Remaining contract charges                   40,914              --           528,930

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
STI CLASSIC VT MID-CAP CORE EQUITY
 FUND
 2007  Lowest contract charges                1.34%              0.24%               3.77%
    Highest contract charges                  2.49%              0.23%               2.59%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%              0.40%               9.23%
    Highest contract charges                  2.50%              0.38%               7.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.69%              0.45%              12.39%
    Highest contract charges                  2.51%              0.43%              11.50%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.70%              0.71%              14.85%
    Highest contract charges                  2.48%              0.78%              13.94%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.68%              1.03%              27.54%
    Highest contract charges                  1.55%              0.89%              27.22%
    Remaining contract charges                  --                 --                  --
STI CLASSIC VT LARGE CAP VALUE EQUITY
 FUND
 2007  Lowest contract charges                1.34%              1.63%               2.17%
    Highest contract charges                  2.49%              1.60%               1.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.55%              20.82%
    Highest contract charges                  2.50%              1.50%              19.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.31%              2.07%               4.97%
    Highest contract charges                  2.47%              1.77%               1.19%
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.69%              1.62%              13.35%
    Highest contract charges                  2.45%              2.23%              12.45%
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.67%              1.69%              21.05%
    Highest contract charges                  1.48%              1.82%              20.78%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's Manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

      indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges,Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.40% to 1.55% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV70 Death Benefit Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge. These charges range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, and The Hartford's Lifetime Income Builder II. The Company initially charges 0.30%, 0.40%, and 0.40%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged to the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2007           2006           2005
                                                      (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,509         $3,113         $2,811
 Earned premiums                               983            547            449
 Net investment income                       3,048          2,728          2,569
 Net realized capital gains (losses)          (934)          (299)            75
                                          --------       --------       --------
                          TOTAL REVENUES     6,606          6,089          5,904
                                          --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,980          3,205          3,008
 Insurance expenses and other                1,192            853            798
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               515          1,175            945
 Dividends to policyholders                     11             22             37
                                          --------       --------       --------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,698          5,255          4,788
                                          --------       --------       --------
 Income before income tax expense              908            834          1,116
 Income tax expense                            168            103            207
                                          --------       --------       --------
                              NET INCOME      $740           $731           $909
                                          --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                        AS OF DECEMBER 31,
                                                      2007              2006
                                                       (IN MILLIONS, EXCEPT
                                                          FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at fair
  value (amortized cost of $46,208 and $43,846)        $45,611           $44,646
 Equity securities, available for sale, at fair
  value (cost of $763 and $267)                            722               275
 Equity securities, held for trading, at fair
  value                                                     --                 1
 Policy loans, at outstanding balance                    2,016             2,009
 Mortgage loans on real estate                           4,166             2,631
 Short-term investments                                    752               694
 Other investments                                       1,726             1,023
                                                   -----------       -----------
                                TOTAL INVESTMENTS       54,993            51,279
                                                   -----------       -----------
 Cash                                                      281               186
 Premiums receivable and agents' balances                   28                29
 Reinsurance recoverables                                1,730             1,393
 Deferred policy acquisition costs and present
  value of future profits                                8,393             7,334
 Goodwill                                                  186               186
 Other assets                                            1,348             1,120
 Separate account assets                               199,253           179,943
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
LIABILITIES
 Reserve for future policy benefits                     $9,396            $8,209
 Other policyholder funds                               42,377            40,191
 Consumer Notes                                            809               258
 Deferred income taxes                                     124               491
 Other liabilities                                       6,621             4,718
 Separate account liabilities                          199,253           179,943
                                                   -----------       -----------
                                TOTAL LIABILITIES      258,580           233,810
                                                   -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 10             --                --
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                          6                 6
 Capital surplus                                         2,888             2,586
 Accumulated other comprehensive income
  Net unrealized capital gains on securities, net
   of tax                                                 (469)              290
  Foreign currency translation adjustments                  --                 1
                                                   -----------       -----------
     TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME         (469)              291
                                                   -----------       -----------
 Retained earnings                                       5,207             4,777
                                                   -----------       -----------
                       TOTAL STOCKHOLDER'S EQUITY        7,632             7,660
                                                   -----------       -----------
       TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $266,212          $241,470
                                                   -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                      ACCUMULATED OTHER
                                                                                 COMPREHENSIVE INCOME (LOSS)
                                                                       NET               NET (LOSS)
                                                                    UNREALIZED            GAIN ON
                                                                  CAPITAL GAINS          CASH FLOW              FOREIGN
                                      COMMON                       (LOSSES) ON            HEDGING              CURRENCY
                                       STOCK         CAPITAL       SECURITIES,          INSTRUMENTS,          TRANSLATION
                                                     SURPLUS        NET OF TAX           NET OF TAX           ADJUSTMENTS
                                                                           (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------------
2007
Balance, December 31, 2006               $6          $2,586             $500                $(210)                  $1
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (832)
 Net gains on cash flow hedging
  instruments                                                                                  73
 Cumulative translation
  adjustments                                                                                                       (1)
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        302
Dividends declared
Cumulative effect of Accounting
 Changes, net of tax
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2007       $6          $2,888            $(332)               $(137)                $ --
                                        ---          ------           ------               ------                -----
2006
Balance, December 31, 2005               $6          $2,405             $577                $(113)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                                 (97)
 Cumulative translation
  adjustments                                                                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500                $(210)                  $1
                                        ---          ------           ------               ------                -----
2005
Balance, December 31, 2004               $6          $2,240           $1,124                $(184)                 $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net gains on cash flow hedging
  instruments                                                                                  71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
                                        ---          ------           ------               ------                -----
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577                $(113)                 $(1)
                                        ---          ------           ------               ------                -----


                                                                TOTAL
                                        RETAINED            STOCKHOLDER'S
                                        EARNINGS                EQUITY
                                                 (IN MILLIONS)
----------------------------------  ---------------------------------------
2007
Balance, December 31, 2006               $4,777                 $7,660
                                                                ------
Comprehensive income
 Net income                                 740                    740
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (832)
 Net gains on cash flow hedging
  instruments                                                       73
 Cumulative translation
  adjustments                                                       (1)
                                                                ------
Total other comprehensive income                                  (760)
                                                                ------
 Total comprehensive income                                        (20)
Capital contribution from parent                                   302
Dividends declared                         (307)                  (307)
Cumulative effect of Accounting
 Changes, net of tax                         (3)                    (3)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2007       $5,207                 $7,632
                                         ------                 ------
2006
Balance, December 31, 2005               $4,463                 $7,337
                                                                ------
Comprehensive income
 Net income                                 731                    731
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
                                                                ------
Total other comprehensive income                                  (172)
                                                                ------
 Total comprehensive income                                        559
Capital contribution from parent                                   181
Dividends declared                         (417)                  (417)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2006       $4,777                 $7,660
                                         ------                 ------
2005
Balance, December 31, 2004               $4,064                 $7,249
                                                                ------
Comprehensive income
 Net income                                 909                    909
                                                                ------
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net gains on cash flow hedging
  instruments                                                       71
                                                                ------
Total other comprehensive income                                  (476)
                                                                ------
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                         (510)                  (510)
                                         ------                 ------
        BALANCE, DECEMBER 31, 2005       $4,463                 $7,337
                                         ------                 ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $448, $(42) and $(295) for the years ended December 31, 2007, 2006 and 2005, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(39), $(52) and $38 for the years ended December 31, 2007, 2006 and 2005, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(140), $(75), and $26 for the years ended December 31, 2007, 2006 and 2005, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $740            $731            $909
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               515           1,175             945
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,400)         (1,351)         (1,226)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses            1,187             836             129
 Reinsurance recoverables              (236)            (47)            177
 Receivables                            190              11              (3)
 Payables and accruals                  560             210             385
 Accrued and deferred income
  taxes                                (102)            340              36
 Net realized capital losses
  (gains)                               934             299             (75)
 Depreciation and amortization          438             404             239
 Other, net                            (267)            157            (228)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     $2,559          $2,765          $1,288
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              $15,892         $19,517         $19,727
 Equity securities,
  available-for-sale                    296             249              38
 Mortgage loans                         958             301             354
 Partnerships                           175              91             169
 Payments for the purchase of:
 Fixed Maturities and Short-term
  Investments, available for
  sale                              (18,780)        (22,017)        (21,511)
 Equity securities,
  available-for-sale                   (484)           (455)            (60)
 Mortgage loans                      (2,492)         (1,574)           (915)
 Partnerships                          (607)           (496)           (337)
 Change in policy loans, net             (6)            (39)            647
 Change in payables for
  collateral under securities
  lending, net                        1,306             788            (276)
 Change in all other, net              (587)           (713)           (193)
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES    $(4,329)        $(4,348)        $(2,357)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                32,396          26,991          25,383
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (30,433)        (26,687)        (24,888)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                  (606)          1,382             852
  Capital contributions                 270              --             129
  Dividends paid                      $(305)          $(300)          $(498)
  Proceeds from issuance of
   consumer notes                       551             258              --
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES     $1,873          $1,644            $978
                                  ---------       ---------       ---------
 Impact of foreign exchange              (8)              1              (1)
 Net (decrease) increase in cash         95              62             (92)
 Cash -- beginning of year              186             124             216
                                  ---------       ---------       ---------
 Cash -- end of year                   $281            $186            $124
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash Paid During the Year
  for:
 Income taxes                          $125           $(163)           $149

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

THE COMPANY RECAPTURED AN INDEMNITY REINSURANCE ARRANGEMENT WITH HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY IN 2005. IN CONJUNCTION WITH THIS TRANSACTION, THE COMPANY RECORDED A NONCASH CAPITAL CONTRIBUTION OF $36 AND A RELATED EXTINGUISHMENT OF THE REINSURANCE RECOVERABLE LIABILITY.

THE COMPANY MADE NONCASH DIVIDENDS OF $2 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $20 FROM ITS PARENT COMPANY DURING 2007 RELATED TO THE GUARANTEED MINIMUM INCOME AND ACCUMULATION BENEFIT REINSURANCE AGREEMENTS WITH HARTFORD LIFE INSURANCE K.K. THE COMPANY MADE NONCASH DIVIDENDS OF $117 AND RECEIVED A NONCASH CAPITAL CONTRIBUTIONS OF $154 FROM ITS PARENT COMPANY DURING 2006 RELATED TO THE GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE AGREEMENT WITH HARTFORD LIFE INSURANCE K.K.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services; (b) individual life insurance; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) private placement life insurance and (e) assumes fixed market value adjusted annuities, guaranteed minimum income benefits ("GMIB"), guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum death benefits ("GMDB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analyses. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussions on variable interest entities see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; living benefits required to be fair valued; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109

The Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. FIN 48 requires companies to recognize the tax benefit of an uncertain tax position only when the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

The Company adopted the provisions of FIN 48 on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no unrecognized tax benefits as of January 1, 2007. The Company does not believe it would be subject to any penalties in any open tax years and, therefore, has not booked any such amounts. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

AMENDMENT OF FASB INTERPRETATION NO. 39

In April 2007, the FASB issued FASB Staff Position No. FIN 39-1, "Amendment of FASB Interpretation No. 39" ("FSP FIN 39-1"). FSP FIN 39-1 amends FIN 39, "Offsetting of Amounts Related to Certain Contacts", by permitting a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position in accordance with FIN 39. FSP FIN 39-1 also amends FIN 39 by modifying certain terms. FSP FIN 39-1 is effective for reporting periods beginning after November 15, 2007, with early application permitted. The Company early adopted FSP FIN 39-1 on December 31, 2007, by electing to offset cash collateral against amounts recognized for derivative instruments under master netting arrangements. The effect of applying FSP FIN 39-1 is recorded as a change in accounting principle through retrospective application. The effect on the consolidated balance sheet as of December 31, 2006 was a decrease of $171 in the derivative payable included in other liabilities, and corresponding decrease of $1 and $170, respectively, in other investments and derivative receivable included in other assets. See Note 4 for further discussions on the adoption of FSP FIN 39-1.

ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140

In February 2006, the FASB issued Statement of Financial Accounting Standard ("SFAS") No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets". SFAS 155: (a) permits fair value remeasurement for any hybrid financial instrument (asset or liability) that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company began applying SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption on January 1, 2007.

ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS ("DAC") IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. The Company adopted SOP 05-1 on January 1, 2007 and recognized the cumulative effect of the adoption of SOP 05-1 as a reduction in retained earnings of $14, after-tax.

THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

BUSINESS COMBINATIONS

In December 2007, the FASB issued SFAS No. 141 (revised 2007), "Business Combinations" ("SFAS 141(R)"). This statement replaces SFAS No. 141, "Business Combinations" ("SFAS 141") and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is decision-useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS 141(R) include the following:

- Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS 141's requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

- Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

- Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquiree, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

- Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, "Accounting for Contingencies" are met; and

- Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS 141(R) effective date shall not be adjusted upon adoption of SFAS 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS 141(R) on January 1, 2009, and has not yet determined the effect of SFAS 141(R) on its consolidated financial statements.

NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS, AN AMENDMENT OF ARB NO. 51

In December 2007, the FASB issued SFAS No. 160, "Noncontrolling Interests in Consolidated Financial Statements" ("SFAS 160"). This statement amends Accounting Research Bulletin No. 51, "Consolidated Financial Statements" ("ARB 51"). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent's equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent's ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS 160 on January 1, 2009 and has not yet determined the effect of SFAS 160 on its consolidated financial statements.

CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE "INVESTMENT COMPANIES" AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1").

SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies ("the Guide"). This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company's consolidated financial statements or the financial statements of an equity method investor. SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP. The Company did not early adopt SOP 07-1. SOP 07-1 as currently issued is not expected to have an impact on the Company's consolidated financial condition or results of operations.

FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported net income caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option: (a) may be applied instrument by instrument, with certain exceptions; (b) is irrevocable (unless a new election date occurs); and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. On January 1, 2008, the Company did not elect to apply the provisions of SFAS 159 to financial assets and liabilities.

FAIR VALUE MEASUREMENTS

FAIR VALUE UNDER SFAS NO. 157

On January 1, 2008, the Company adopted SFAS 157, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price). An exit price valuation will include margins for risk even if they are not observable. As the Company is released from risk, the margins for risk will also be released through net realized capital gains (losses) in net income. SFAS 157 provides guidance on how to measure fair value, when required, under existing accounting standards. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.
Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.
Level 3 Unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

ACCOUNTING FOR GUARANTEED BENEFITS OFFERED WITH VARIABLE ANNUITIES

Many of the variable annuity contracts issued or reinsured by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Those benefits are accounted for under Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") or AICPA Statement of Position No. 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). Guaranteed minimum benefits often meet the definition of an embedded derivative under SFAS 133 as they have notional amounts (the guaranteed balance) and underlyings (the investment fund options), they require no initial net investment and they may have terms that require or permit net settlement. However, certain guaranteed minimum benefits settle only upon a single insurable event, such as death (guaranteed minimum death benefits "GMDB") or living (life contingent portion of guaranteed minimum withdrawal benefits "GMWB"), and as such are scoped out of SFAS 133 under the "insurance contract exception". Guaranteed minimum benefits that do not meet the requirements of SFAS 133 are accounted for as insurance benefits under SOP 03-1.

GUARANTEED BENEFITS ACCOUNTED FOR UNDER SOP 03-1

The GMDBs issued by the Company and certain GMDBs reinsured by the Company are accounted for under SOP 03-1. In addition, the Company's GMWB "for life" allows policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive even if the guaranteed remaining balance ("GRB") is exhausted. Payments beyond the GRB are considered life contingent insurance benefits and are accounted for under SOP 03-1. Benefit guarantee liabilities accounted for under SOP 03-1, absent an unlocking event as described in the "Critical Accounting Estimates" within Management's Discussion and Analysis, do not result in a change in value that is immediately reflected in net income. Under SOP 03-1, the income statement reflects the current period increase in the liability due to the deferral of a percentage of current period revenues. The percentage is determined by dividing the present value of expected claims by the present value of expected revenues using best estimate assumptions over a range of market scenarios discounted at a rate consistent with that used in the Company's DAC models. Current period revenues are impacted by the actual increase or decrease in account value. Claims recorded against the liability have no immediate impact on the income statement unless those claims exceed the liability. Periodically, the Company unlocks its benefit assumptions, including the benefit deferral rate. The impact of this change is reflected in benefits, losses and loss adjustment expenses, in net income.

In the U.S., the Company sells variable annuity contracts that, in addition to the living benefits described above, offer various guaranteed death benefits. Declines in the equity market may increase the Company's net exposure to death benefits under these contracts. The Company's total gross exposure (i.e., before reinsurance) to these U.S. guaranteed death benefits is often referred to as the net amount at risk. However, the Company will incur these guaranteed death benefit payments in the future only if the policyholder has an in-the-money guaranteed death benefit at their time of death.

Effective July 31, 2006, an existing reinsurance agreement between a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") and Hartford Life, Insurance. KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"), was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB product and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured. Declines in equity markets as well as a strengthening of Japanese Yen in comparison to the U.S. dollar may increase the Company's exposure to these guaranteed benefits. For the guaranteed death benefits, the Company pays the greater of account value at death or a guaranteed death benefit which, depending on the contract, may be based upon the premium paid and/or the maximum anniversary value established no later than age 80, as adjusted for withdrawals under the terms of the contract.

The following table provides the account value, net amount at risk and reserve amount, at December 31, 2007, for each type of guaranteed death and living benefit sold by the Company that is accounted for under SOP 03-1:

                                 ACCOUNT        NET AMOUNT          SOP 03-1
                                VALUE (1)        AT RISK          RESERVE (2)
--------------------------------------------------------------------------------
U.S. Guaranteed Minimum Death
 Benefits                         $126,834         $5,106              $527
Guaranteed Minimum Death
 Benefits Assumed                   30,724            380                 4
Life Contingent Portion of
 "for Life" GMWBs                   10,272             (*)               (*)
                               -----------       --------            ------
                        TOTAL    $ 167,830        $ 5,486             $ 531
                               -----------       --------            ------

(1) Policies with "for Life" GMWB riders include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included this table and the SFAS 133 table below. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time) (See Note 8).

(2) Before reinsurance. The Company uses reinsurance to manage its exposure to the mortality and equity risk associated with GMDB. Reinsurance of GMDB is accounted for under SOP 03-1. After reinsurance, the net amount at risk for U.S. GMDB is $976. After reinsurance, the net SOP 03-1 reserve for U.S. GMDB is $202.

(*)  Amounts are insignificant at December 31, 2007.

GUARANTEED BENEFITS ACCOUNTED AT FAIR VALUE UNDER SFAS 133

The non-life contingent portion of GMWBs issued by the Company meet the definition of an embedded derivative under SFAS 133, and as such are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income. In bifurcating the embedded derivative, the Company attributes to the derivative a portion of total fees collected from the contract holder. Those fees attributed are set equal to the present value of future claims expected to be paid for the guaranteed living benefit embedded derivative at the inception of the contract (the "Attributed Fees"). The excess of total fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. In subsequent valuations, both the present value of future claims expected to be paid and the present value of attributed fees expected to be collected are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative.

GMWBs provide the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. For most of the Company's GMWB for life riders, the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap. If the GRB exceeds the account value for any policy, the contract is "in-the-money" by the difference between the GRB and the account value. The sum of the in-the-money and out-of-the-money contracts is comparable to net amount at risk.

Certain GMIBs and guaranteed minimum accumulation benefits ("GMAB") reinsured by the Company meet the definition a freestanding derivative, even though in-form they are reinsurance. Accordingly, the following GMIB and GMAB reinsurance agreements are recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income:

- REINSURED GMIB: Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB product issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include a tiered reinsurance premium structure. The modified reinsurance agreement applies to all contracts, GMIBs in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB product issued prior to April 1, 2005, which were recaptured.

- REINSURED GMAB: Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB riders issued by HLIKK on certain of its variable annuity business.

Due to the significance of the non-observable inputs associated with pricing the reinsurance of the GMIB and GMAB products that are free standing derivatives, the initial difference between the transaction price and the modeled value was recorded in additional paid-in capital because the reinsurance arrangements are between entities that are commonly controlled by The Hartford Financial Services Group, Inc. ("The Hartford").

The following table provides the account value, SFAS 133 fair value and GRB, at December 31, 2007, for each type of guaranteed living benefit liability sold or reinsured by the Company that is accounted for under SFAS 133, by rider fee:

                                                         (ASSET)           GUARANTEED
                                      ACCOUNT           LIABILITY           REMAINING
                                     VALUE (1)          FAIR VALUE           BALANCE
------------------------------------------------------------------------------------------
U.S. GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    46,088               553               34,622
NON-LIFE CONTINGENT PORTION OF
 "FOR LIFE" GUARANTEED MINIMUM
 WITHDRAWAL BENEFITS                    10,272               154               10,230
REINSURED GUARANTEED LIVING
 BENEFITS
 Guaranteed Minimum Income
  Benefits                              16,289                72               15,297
 Guaranteed Minimum
  Accumulation Benefits                  2,734                (2)               2,768
                                     ---------            ------            ---------
  Subtotal                              19,023                70               18,065
                                     ---------            ------            ---------
                         TOTAL        $ 75,383             $ 777             $ 62,917
                                     ---------            ------            ---------

(1) "For life" GMWB policies, and their related account values, include both benefits accounted for under SFAS 133 and SOP 03-1 and thus are included in this SFAS 133 table and the SOP 03-1 table above. However, benefits payable are generally mutually exclusive (e.g., for a given contract, only the death or living benefits, but not both are payable at one time).

(2) The magnitude of the SFAS 133 fair value, at December 31, 2007, was highly dependent upon the size of the block of business for guaranteed living benefits that are required to be fair valued, and the market conditions at the date of valuation, in particular high implied volatilities and low risk-free interest rates. If implied volatilities were lower and risk-free interest rates were higher at December 31, 2007, the SFAS 133 fair value would have been lower and vice versa.

DERIVATIVES THAT HEDGE CAPITAL MARKETS RISK FOR GUARANTEED MINIMUM BENEFITS ACCOUNTED FOR AS DERIVATIVES

Changes in capital markets or policyholder behavior may increase or decrease the Company's exposure to benefits under the guarantees. The Company uses derivative transactions, including GMWB reinsurance (described below) which meets the definition of a derivative under SFAS 133 and customized derivative transactions, to mitigate some of that exposure. Derivatives are recorded at fair value with changes in fair value recorded in net realized capital gains (losses) in net income.

GMWB REINSURANCE

For all U.S. GMWB contracts in effect through July 2003, the Company entered into a reinsurance arrangement to offset its exposure to the GMWB for the remaining lives of those contracts. Substantially all of the Company's reinsurance capacity was utilized as of the third quarter of 2003. Substantially all U.S. GMWB riders sold since July 2003, are not covered by reinsurance.

CUSTOMIZED DERIVATIVES

In June and July of 2007, the Company entered into two customized swap contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company at the inception of the derivative transactions. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3") and included in Other Assets in the Condensed Consolidated Balance Sheets.

OTHER DERIVATIVE INSTRUMENTS

The Company uses other hedging instruments to hedge its unreinsured GMWB exposure. These instruments include interest rate futures and swaps, variance swaps, S&P 500 and NASDAQ index put options and futures contracts. The Company also uses EAFE Index swaps to hedge GMWB exposure to international equity markets. The following table provides the notional amount and SFAS 133 fair value at December 31, 2007, for each type of derivative asset held by the Company to hedge capital markets risk for guaranteed living benefit sold by the
Company:

                                          NOTIONAL              FAIR
                                           AMOUNT              VALUE
                                                   (IN MILLIONS)
--------------------------------------------------------------------------
Reinsurance                                  $6,579              $128
Customized Derivatives                       12,784                50
                                          ---------            ------
Other Derivative Instruments                  8,573               592
                                          ---------            ------
                                   TOTAL   $ 27,936             $ 770
                                          ---------            ------

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157, "FAIR VALUE MEASUREMENTS" ("SFAS 157")

Fair values for GMWB embedded derivatives, reinsured GMIB and GMAB freestanding derivatives and customized derivatives that hedge certain equity markets exposure for GMWB contracts are calculated based upon internally developed models because active, observable markets do not exist for those items. Below is a description of the Company's fair value methodologies for guaranteed benefit liabilities, the related reinsurance and customized derivatives, all accounted for under SFAS 133, prior to the adoption of SFAS 157 and subsequent to adoption of SFAS 157.

PRE-SFAS 157 FAIR VALUE

Prior to January 1, 2008, the Company used the guidance prescribed in SFAS 133 and other related accounting literature on fair value which represented the amount for which a financial instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. However, under that accounting literature, when an estimate of fair value is made for liabilities where no market observable transactions exist for that liability or similar liabilities, market risk margins are only included in the valuation if the margin is identifiable, measurable and significant. If a reliable estimate of market risk margins is not obtainable, the present value of expected future cash flows, discounted at the risk free rate of interest, may be the best available estimate of fair value in the circumstances ("Pre-SFAS 157 Fair Value").

The Pre-SFAS 157 Fair Value is calculated based on actuarial and capital market assumptions related to projected cashflows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cashflows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels are used. Estimating these cashflows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; forward market volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; three years of history for fund regression; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As GMWB obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The Company's SFAS 157 fair value is calculated as an aggregation of the following components: Pre-SFAS 157 Fair Value, Actively-Managed Volatility Adjustment, Credit Standing Adjustment, Market Illiquidity Premium and Behavior Risk Margin. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of each of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits, the related reinsurance and customized derivatives, required to be fair valued. Each of the components described below are unobservable in the market place and require subjectivity by the Company in determining their value.

- ACTIVELY-MANAGED VOLATILITY ADJUSTMENT. This component incorporates the basis differential between the observable index implied index volatilities used to calculate the Pre-SFAS 157 component and the actively-managed funds underlying the variable annuity product. The Actively-Managed Volatility Adjustment is calculated using historical fund and weighted index volatilities.

- CREDIT STANDING ADJUSTMENT. This component makes an adjustment that market participants would make to reflect the risk that GMWB obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). SFAS 157 explicitly requires nonperformance risk to be reflected in fair value. The Company calculates the Credit Standing Adjustment by using default rates provided by rating agencies, adjusted for market recoverability.

- MARKET ILLIQUIDITY PREMIUM. This component makes an adjustment that market participants would require to reflect that GMWB obligations are illiquid and have no market observable exit prices in the capital markets. The Market Illiquidity Premium was determined using inputs that are identified in customized derivative transactions that the Company has entered into to hedge GMWB related risks.

- BEHAVIOR RISK MARGIN. This component adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior used in the Pre-SFAS 157 model could differ from actual experience. The Behavior Risk Margin is calculated by taking the difference between adverse policyholder behavior assumptions and the best estimate assumptions used in the Pre-SFAS 157 model using the Company's long-term view on interest rates and volatility. The adverse assumptions incorporate adverse dynamic lapse behavior, greater utilization of the withdrawal features, and the potential for contract holders to shift their investment funds into more aggressive investments when allowed.

SFAS 157 TRANSITION

Pending the release and potential impact of adopting the proposed FASB Staff Position, "Measuring Liabilities under FASB Statement No. 157", if any, the Company expects the impact of adopting SFAS 157 for guaranteed benefits accounted for under SFAS 133 and the related reinsurance, to be recorded in the first quarter of 2008, will be a reduction to net income of $250-$350, after the effects of DAC amortization and income taxes. In addition, net realized capital gains and losses that will be recorded in 2008 and future years are also likely to be more volatile than amounts recorded in prior years. Furthermore, adoption of SFAS 157 will result in lower variable annuity fee income for new business issued in 2008 as fees attributed to the embedded derivative will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative.

The Company is still evaluating potential changes to its hedging program as a result of the adoption of SFAS 157. However, based on analysis to date, the Company does not expect significant changes in any of its hedging targets. The loss deferred in accordance with EITF 02-3 of $51 for the customized derivatives used to hedge a portion of the GMWB risk will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses) in net income. The Company's adoption of SFAS 157 will not materially impact the fair values of other derivative instruments used to hedge guaranteed minimum benefits, as those instruments are composed primarily of Level 1 and Level 2 inputs and as a result, the Company was already using market observable transactions to value those hedging instruments. Additionally, the adoption of SFAS 157 will not have a significant impact on the fair values of the Company's other financial instruments.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholder's equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Short-term investments are carried at amortized cost, which approximates fair value. Other investments primarily consist of limited partnership interests and other alternative investments and derivatives instruments. Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives instruments are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: third party pricing service market prices, independent broker quotations or pricing matrices. Security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from third party pricing services with the remaining unpriced securities submitted to independent brokers for prices or lastly priced via a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and prepayments speeds. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the asset-backed securities ("ABS"), collaterized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") pricing are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates

Prices from third party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from a third party pricing service or an independent broker quotation. The pricing matrix begins with current spread levels to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2007 and 2006 primarily consisted of non-144A private placements and have an average duration of 4.7 and 5.0 years, respectively. The Company assigns a credit rating to these securities based upon an internal analysis of the issuer's financial strength.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, the price received from the third party is adjusted accordingly.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2007 and 2006.

                                                                      PERCENTAGE                                   PERCENTAGE
                                                            2007       OF TOTAL                          2006       OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via third party pricing services         $35,892                    78.7%             $37,190                    83.3%
Priced via independent broker
 quotations                                       5,931                    13.0%               3,567                     8.0%
Priced via matrices                               3,526                     7.7%               3,810                     8.5%
Priced via other methods                            262                     0.6%                  79                     0.2%
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,611                   100.0%             $44,646                   100.0%
                                              ---------                 -------            ---------                 -------

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including assumptions and estimates, a market participant would utilize. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects, the effects of changes in interest rates or credit spreads and the recovery period. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been or is expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Recoveries of principle received by the Company in excess of expected realizable value from securities previously recorded as other-than-temporarily impaired are included in net realized capital gains. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to the estimated future value over the expected remaining life of the security by adjusting the security's yield.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the consolidated balance sheets at fair value. As of December 31, 2007 and 2006, approximately 89% and 82% of derivatives, respectively, based upon notional values, were priced by valuation models, which utilize independent market data, while the remaining 11% and 18%, respectively, were priced by broker quotations. The derivatives are valued using mid-market level inputs that are predominantly observable in the market place. Inputs used to value derivatives include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads, interest and equity volatility and equity index levels. The Company performs a monthly analysis on the derivative valuation which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing changes in the market environment and monitoring trading volume. This discussion on derivative pricing excludes the GMWB rider and associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB and GMAB products, which are discussed in the preceding paragraphs under "Accounting for Guaranteed Benefits Offered with Variable Annuities" section.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The Company has also assumed, through reinsurance, from HLIKK GMIB and GMAB. The fair value of the GMWB, GMIB and GMAB is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates, to determine the present value of expected future cash flows produced in the stochastic projection process. Changes in capital market assumptions can significantly change the value of the GMWB, GMIB, and GMAB. In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded GMWB derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of SFAS 157, the Company will revise many of the assumptions used to value GMWB, GMIB and GMAB.

For contracts issued prior to July 2003, the Company has a reinsurance arrangement in place to transfer its risk of loss due to GMWB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement is recorded in net realized capital gains and losses. As of July 2003, the Company had substantially exhausted all of its reinsurance capacity, with respect to contracts issued after July 2003, and began hedging its exposure to the GMWB rider using a sophisticated program involving interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. During 2007, the Company also purchased customized derivative instruments to hedge capital market risks associated with GMWB. For the years ended December 31, 2007, 2006 and 2005, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB and GMAB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $283 loss, $26 loss and $46 loss, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure, after reinsurance, as of December 31, 2007, was $139. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

The deferred policy acquisition costs asset and present value of future profits ("PVFP") intangible asset (hereafter, referred to collectively as "DAC") related to investment contracts and universal life-type contracts (including variable annuities) are amortized in the same way, over the estimated life of the contracts acquired using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for guaranteed minimum death, income and universal life secondary guarantee benefits accounted for and collectively referred to as "SOP 03-1 reserves". At December 31, 2007 and 2006, the carrying value of the Company's DAC asset was $8.4 billion and $7.3 billion, respectively. At December 31, 2007, the sales inducement, unearned revenue reserves, and SOP 03-1 balances were $445, $1.0 billion and $550, respectively. At December 31, 2006, the sales inducement, unearned revenue reserves and SOP 03-1 reserves were $397, $769 and $483, respectively.

For most contracts, the Company estimates gross profits over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other amortization bases for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2007, 2006 and 2005 was an increase to amortization of $0, $45 and $27, respectively.

Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, mortality and hedging costs. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current separate account return assumption is approximately 8% (after fund fees, but before mortality and expense charges). Beginning in 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior years where we used a single deterministic estimation.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly. During the third quarter of 2007 and the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits during the third quarter of each successive year.

Upon completion of an assumption study, the Company revises its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the SOP 03-1 reserving models. The DAC asset, as well as the sales inducement asset, unearned revenue reserves and SOP 03-1 reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

In addition to when a comprehensive assumption study is completed, revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of an independently determined reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for the Company's individual variable annuity businesses, the Company's Retirement Plans businesses and for the Company's individual variable universal life business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. If EGPs used in the Company's models fall inside of the statistical ranges of reasonable EGPs, the Company will not solely rely on the results of the quantitative analysis to determine the necessity of an unlock. In addition, the Company considers, on a quarterly basis, other qualitative factors such as market, product, regulatory and policyholder behavior trends and may also revise EGPs if those trends are expected to be significant and were not or could not be included in the statistically significant ranges of reasonable EGPs.

UNLOCK RESULTS

During the third quarter of 2007 and the fourth quarter of 2006, the Company completed an annual, comprehensive study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses, hedging costs, and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The after-tax impact on the Company's assets and liabilities as a result of the unlock during the third quarter of 2007 was as follows:

                                                               Unearned           Death             Sales
                                              DAC and           Revenue          Benefit          Inducement
                                                PVFP           Reserves        Reserves (1)         Assets          Total (2)
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                           $181              $(5)             $(4)               $9               $181
Retirement Plans                                   (9)              --               --                --                 (9)
Institutional                                       1               --               --                --                  1
Individual Life                                    24               (8)              --                --                 16
                                               ------            -----             ----              ----             ------
                                   TOTAL         $197             $(13)             $(4)               $9               $189
                                               ------            -----             ----              ----             ------

(1) As a result of the unlock, death benefit reserves, in Retail, decreased $4, pre-tax, offset by a decrease of $10,pre-tax, in reinsurance recoverables.

(2) The following were the most significant contributors to the unlock amounts recorded during the third quarter of 2007:

       - Actual separate account returns were above our aggregated estimated return.

       - During the third quarter of 2007, the Company estimated gross profits using the mean of EGPs derived from a set of stochastic scenarios that have been calibrated to our estimated separate account return as compared to prior year where we used a single deterministic estimation. The impact of this change in estimation was a benefit of $20, after-tax, for variable annuities.

       - As part of its continual enhancement to its assumption setting processes and in connection with its assumption study, the Company included dynamic lapse behavior assumptions. Dynamic lapses reflect that lapse behavior will be different depending upon market movements. The impact of this assumption change along with other base lapse rate changes was an approximate benefit of $40, after-tax, for variable annuities.

As a result of the unlock in the third quarter of 2007, the Company expects an immaterial change to total Company DAC amortization in 2008.

The after-tax impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter of 2006 was as follows:

                                                                   Unearned           Death             Sales
                                                  DAC and          Revenue           Benefit          Inducement
                                                   PVFP            Reserves       Reserves (1)          Assets        Total
---------------------------------------------------------------------------------------------------------------------------------
SEGMENT AFTER-TAX (CHARGE) BENEFIT
Retail                                              $(116)             $5              $(10)               $3          $(118)
Retirement Plans                                       20              --                --                --             20
Individual Life                                       (46)             30                --                --            (16)
                                                  -------            ----             -----              ----        -------
                                      TOTAL         $(142)            $35              $(10)               $3          $(114)
                                                  -------            ----             -----              ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC and sales inducement assets by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC and sales inducement assets for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2007, the Company believed individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 54%, before portions of its DAC and sales inducement assets would be unrecoverable.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for an unlock. See Life Deferred Policy Acquisition Costs and Present value of Future Benefits in this Note.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's assumed foreign balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain policies, which are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in-force accounted for 7%, 3% and 3% as of December 31, 2007, 2006 and 2005, respectively, of total life insurance in-force. Dividends to policyholders were $11, $22 and $37 for the years ended December 31, 2007, 2006 and 2005, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

REINSURANCE

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Earned premiums and incurred losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

2. SEGMENT INFORMATION

The Company has four reporting segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life. In 2007, the Company changed its reporting for realized gains and losses, as well as credit risk charges previously allocated between Other and each of the reporting segments. All segment data for prior reporting periods have been adjusted to reflect the current segment reporting.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the IRS code.

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

The Company includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reporting segments; intersegment eliminations, guaranteed minimum income benefit ("GMIB'), guaranteed minimum death benefit ("GMDB") and guaranteed minimum accumulation benefit ("GMAB") reinsurance assumed from Hartford Life Insurance KK ("HLIKK"), a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The following tables represent summarized financial information concerning the Company's segments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
REVENUES
LIFE
 Earned premiums, fees, and other
  considerations
 RETAIL
  Individual annuity:
   Individual variable annuity         $2,103         $1,835         $1,629
   Fixed / MVA Annuity                      1              3             (2)
  Other                                    --             --             --
                                     --------       --------       --------
  Total Retail                          2,104          1,838          1,627
 RETIREMENT PLANS
   401(k)                                 179            154            106
   403(b)/457                              50             45             43
                                     --------       --------       --------
  Total Retirement Plans                  229            199            149
 INSTITUTIONAL
   IIP                                  1,012            623            516
   PPLI                                   224            103            105
                                     --------       --------       --------
  Total Institutional                   1,236            726            621
 INDIVIDUAL LIFE
  Total Individual Life                   760            780            716
 OTHER                                    163            117            147
                                     --------       --------       --------
  Total Life premiums, fees, and
   other considerations                 4,492          3,660          3,260
  Net investment income                 3,048          2,728          2,569
 Net realized capital losses             (934)          (299)            75
                                     --------       --------       --------
                         TOTAL LIFE     6,606          6,089          5,904
                                     --------       --------       --------

NET INCOME (LOSS)                        2007          2006    2005
---------------------------------------------------------------------------------
 Retail                                    $663          $397  $480
 Retirement Plans                            53            94   73
 Institutional                                7            69  107
 Individual Life                            169           137  157
 Other                                     (152)           34   92
                                        -------       -------  ---
                      TOTAL NET INCOME     $740          $731  $909
                                        -------       -------  ---

                                         2007          2006          2005
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Retail                                    $815          $835          $934
 Retirement Plans                           355           326           311
 Institutional                            1,226           987           784
 Individual Life                            331           293           272
 Other                                      321           287           268
                                        -------       -------       -------
           TOTAL NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Retail                                    $316          $913          $685
 Retirement Plans                            58            (4)           31
 Institutional                               23            32            32
 Individual Life                            117           235           198
 Other                                        1            (1)           (1)
                                        -------       -------       -------
             TOTAL AMORTIZATION OF DAC     $515        $1,175          $945
                                        -------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
Retail                                     $137          $(40)          $11
Retirement Plans                             14            35            22
Institutional                                (5)           26            49
Individual Life                              81            60            73
Other (1)                                   (59)           22            52
                                        -------       -------       -------
              TOTAL INCOME TAX EXPENSE     $168          $103          $207
                                        -------       -------       -------

                                                           DECEMBER 31,
                                                      2007              2006
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $135,244          $129,158
 Retirement Plans                                       28,157            24,596
 Institutional                                          77,990            65,897
 Individual Life                                        15,151            13,810
 Other                                                   9,670             8,009
                                                   -----------       -----------
                                     TOTAL ASSETS     $266,212          $241,470
                                                   -----------       -----------
DAC
 Retail                                                 $5,182            $4,561
 Retirement Plans                                          658               543
 Institutional                                             143               111
 Individual Life                                         2,411             2,119
 Other                                                      (1)               --
                                                   -----------       -----------
                                        TOTAL DAC       $8,393            $7,334
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $944              $845
 Retirement Plans                                          333               357
 Institutional                                           6,657             5,711
 Individual Life                                           685               575
 Other                                                     777               721
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $9,396            $8,209
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,391           $15,008
 Retirement Plans                                        5,591             5,544
 Institutional                                          12,455            11,401
 Individual Life                                         5,210             4,845
 Other                                                   3,730             3,393
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $42,377           $40,191
                                                   -----------       -----------

3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities (1)                     $2,710        $2,459        $2,275
Policy loans                                132           140           142
Mortgage loans on real estate               227           126            64
Other investments                            35            53           125
Gross investment income                   3,104         2,778         2,606
Less: Investment expenses                    56            50            37
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $3,048        $2,728        $2,569
                                        -------       -------       -------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                          $(248)        $(105)          $57
Equity securities                           (46)           (3)            8
Foreign currency transaction
 remeasurements                             102            18           157
Derivatives and other (2)                  (742)         (209)         (147)
                                        -------       -------       -------
   NET REALIZED CAPITAL GAINS (LOSSES)    $(934)        $(299)          $75
                                        -------       -------       -------

(1)  Includes income on short-term bonds.

(2) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                          $(597)         $800          $986
Equity securities                           (42)            8             7
Net unrealized gains credited to
 policyholders                                3            (4)           (9)
                                        -------       -------       -------
Net unrealized gains                       (636)          804           984
Deferred income taxes and other items      (304)          304           407
                                        -------       -------       -------
Net unrealized gains (losses), net of
 tax -- end of year                        (332)          500           577
Net unrealized gains, net of tax --
 beginning of year                          500           577         1,124
                                        -------       -------       -------
        CHANGE IN UNREALIZED LOSSES ON
         AVAILABLE-FOR-SALE SECURITIES    $(832)         $(77)        $(547)
                                        -------       -------       -------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2007
                                                                      GROSS                     GROSS
                                           AMORTIZED                UNREALIZED               UNREALIZED              FAIR
                                             COST                     GAINS                    LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                           $7,602                      $24                     $(519)              $7,107
CMOs
 Agency backed                                   793                       18                        (3)                 808
 Non-agency backed                               411                        4                        (2)                 413
Commercial mortgage-backed
 securities ("CMBS")                          11,515                      159                      (572)              11,102
Corporate                                     21,928                      807                      (571)              22,164
Government/Government agencies
 Foreign                                         465                       35                        (2)                 498
 United States                                   516                       14                        (1)                 529
MBS                                            1,750                       15                       (15)               1,750
States, municipalities and political
 subdivisions                                  1,226                       32                       (20)               1,238
Redeemable preferred stock                         2                        2                        (2)                   2
                                           ---------                 --------                 ---------            ---------
              TOTAL FIXED MATURITIES         $46,208                   $1,110                   $(1,707)             $45,611
                                           ---------                 --------                 ---------            ---------

                                                                      AS OF DECEMBER 31, 2006
                                                                        GROSS                    GROSS
                                             AMORTIZED                UNREALIZED              UNREALIZED             FAIR
                                               COST                     GAINS                   LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                             $6,170                      $38                    $(41)              $6,167
CMOs
 Agency backed                                     778                        8                      (5)                 781
 Non-agency backed                                  76                       --                      --                   76
Commercial mortgage-backed securities
 ("CMBS")                                       10,806                      146                     (71)              10,881
Corporate                                       21,982                      911                    (206)              22,687
Government/Government agencies
 Foreign                                           568                       44                      (4)                 608
 United States                                     542                        2                      (5)                 539
MBS                                              1,808                        6                     (31)               1,783
States, municipalities and political
 subdivisions                                    1,114                       23                     (15)               1,122
Redeemable preferred stock                           2                       --                      --                    2
                                             ---------                 --------                 -------            ---------
                TOTAL FIXED MATURITIES         $43,846                   $1,178                   $(378)             $44,646
                                             ---------                 --------                 -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2007 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                                 $767                  $805
Over one year through five years                7,389                 7,675
Over five years through ten years               6,041                 5,994
Over ten years                                 21,455                21,059
Subtotal                                       35,652                35,533
ABS, MBS, and CMOs                             10,556                10,078
                                            ---------             ---------
                               TOTAL          $46,208               $45,611
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions because of the potential for prepayment on certain mortgage- and asset-backed securities which is why ABS, MBS, and CMOs are not categorized by contractual maturity. The CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk as these securities are generally structured to include forms of call protections such as yield maintenance charges, prepayment penalties or lockouts, and defeasance.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2007            2006            2005
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $12,415         $16,159         $15,784
Gross gains                             246             210             302
Gross losses                           (135)           (230)           (218)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $296            $249             $38
Gross gains                              12               5               8
Gross losses                             (7)             (5)             --
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholder's equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer including multiple investment grade tranches of the same security as of December 31, 2007 were Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties and PARCS-R and as of December 31, 2006 were Wachovia Bank Commercial Mortgage Trust, General Electric Company, and Citigroup, Inc., which each comprise less than 1.0%, of total invested assets. Wachovia Bank Commercial Mortgage Trust, Goldman Equity Office Properties, and PARCS-R include multiple investment grade tranches.

The Company's largest three exposures by sector, as of December 31, 2007 and 2006, were commercial mortgage and real estate, financial services and residential mortgages which comprised approximately 28%, 14% and 10%, respectively, for 2007 and 26%, 13% and 8%, respectively, for 2006, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2007 and 2006, the largest concentrations were in California, Oregon, and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2007.

                                                                       2007
                                 LESS THAN 12 MONTHS                                           12 MONTHS OR MORE
                   AMORTIZED             FAIR            UNREALIZED          AMORTIZED                FAIR           UNREALIZED
                      COST              VALUE              LOSSES            COST                    VALUE             LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
ABS                   $6,271             $5,789              $(482)                  $497                460              $(37)
CMOs
 Agency
  backed                 270                268                 (2)                    60                 59                (1)
 Non-agency
  backed                  97                 96                 (1)                    33                 32                (1)
CMBS                   5,493              5,010               (483)                 1,808              1,719               (89)
Corporate              8,354              7,920               (434)                 2,554              2,417              (137)
Government/Government
 agencies
 Foreign                  86                 84                 (2)                    43                 43                --
 United
  States                 136                135                 (1)                     7                  7                --
MBS                       49                 48                 (1)                   760                746               (14)
States,
municipalities
 and
 political
 subdivisions            383                373                (10)                   189                179               (10)
Redeemable
 preferred
 stock                     4                  2                 (2)                    --                 --                --
                    --------           --------           --------                -------           --------           -------
  TOTAL FIXED
   MATURITIES         21,143             19,725             (1,418)                 5,951              5,662              (289)
Common stock             106                102                 (4)                    --                 --                --
Non-redeemable
 preferred
 stock                   509                463                (46)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
 TOTAL EQUITY            615                565                (50)                    20                 19                (1)
                    --------           --------           --------                -------           --------           -------
        TOTAL
  TEMPORARILY
     IMPAIRED
   SECURITIES        $21,758            $20,290            $(1,468)                $5,971             $5,681             $(290)
                    --------           --------           --------                -------           --------           -------

                                                  2007
                                                  TOTAL
                           AMORTIZED              FAIR              UNREALIZED
                             COST                 VALUE               LOSSES
-----------------------------------------------------------------------------------
ABS                           $6,768               $6,249                $(519)
CMOs
 Agency backed                   330                  327                   (3)
 Non-agency backed               130                  128                   (2)
CMBS                           7,301                6,729                 (572)
Corporate                     10,908               10,337                 (571)
Government/Government
 agencies
 Foreign                         129                  127                   (2)
 United States                   143                  142                   (1)
MBS                              809                  794                  (15)
States,
 municipalities and
 political
 subdivisions                    572                  552                  (20)
Redeemable preferred
 stock                             4                    2                   (2)
                           ---------            ---------            ---------
         TOTAL FIXED
          MATURITIES          27,094               25,387               (1,707)
Common stock                     106                  102                   (4)
Non-redeemable
 preferred stock                 529                  482                  (47)
                           ---------            ---------            ---------
        TOTAL EQUITY             635                  584                  (51)
                           ---------            ---------            ---------
   TOTAL TEMPORARILY
 IMPAIRED SECURITIES         $27,729              $25,971              $(1,758)
                           ---------            ---------            ---------

As of December 31, 2007, fixed maturities, comprised of approximately 2,920 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The remaining 3% primarily consisted of non-redeemable preferred stock in the financial services sector, the majority of which were in an unrealized loss position for less than six months. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2007 that were deemed to be other-than-temporarily impaired.

Fixed maturity securities in an unrealized loss position for less than twelve months were comprised of approximately 1,850 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2007, 81% were securities priced at or greater than 90% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and corporate securities in the financial services sector, of which 78% had a credit rating of A or above as of December 31, 2007. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Fixed maturity securities depressed for twelve months or more as of December 31, 2007 were comprised of approximately 1,160 securities, with the majority of the unrealized loss amount relating to CMBS, corporate fixed maturities within the financial services sector and ABS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date. The recent price depression resulted from widening credit spreads primarily due to tightened lending conditions and the market's flight to quality securities. However, commercial real estate fundamentals still appear strong with delinquencies, defaults and losses holding to relatively low levels. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost as of December 31, 2007. Future changes in fair value of these securities are primarily dependent on sector fundamentals, credit spread movements, and changes in interest rates.

CORPORATE -- Corporate securities in an unrealized loss position for twelve months or more as of December 31, 2007 were primarily the result of credit spreads widening from the security purchase date primarily due to tightened lending conditions and the market's flight to quality securities. Substantially all of these securities are investment grade securities with an average price of 96% of amortized cost. Future changes in fair value of these securities are primarily dependent on the extent of future issuer credit losses, return of liquidity, and changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans on real estate was $4.2 billion and $2.6 billion as of December 31, 2007 and 2006, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The mortgage loans are diversified both geographically throughout the United States and by property type. At December 31, 2007 and 2006, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2007 and 2006.

The following table presents commercial mortgage loans by region and property type.

               COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY REGION

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                         CARRYING VALUE            PERCENT OF TOTAL        CARRYING VALUE            PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
East North Central              $101                        2.4%                   $94                        3.6%
East South Central                --                         --                     --                         --
Middle Atlantic                  503                       12.1%                   470                       17.9%
Mountain                         101                        2.4%                    24                        0.9%
New England                      348                        8.4%                   166                        6.3%
Pacific                          959                       23.0%                   523                       19.9%
South Atlantic                   749                       18.0%                   551                       20.9%
West North Central                25                        0.6%                     6                        0.2%
West South Central               179                        4.3%                   100                        3.8%
Other (1)                      1,201                       28.8%                   697                       26.5%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

(1)  Includes multi-regional properties.

           COMMERCIAL MORTGAGE LOANS ON REAL ESTATE BY PROPERTY TYPE

                                     DECEMBER 31, 2007                                 DECEMBER 31, 2006
                      CARRYING VALUE               PERCENT OF TOTAL     CARRYING VALUE               PERCENT OF TOTAL
------------------------------------------------------------------------------------------------------------------------
Industrial                      $424                       10.2%                  $298                       11.3%
Lodging                          424                       10.2%                   413                       15.7%
Agricultural                     236                        5.7%                    58                        2.2%
Multifamily                      708                       17.0%                   250                        9.5%
Office                         1,550                       37.2%                 1,130                       43.0%
Retail                           702                       16.8%                   352                       13.4%
Other                            122                        2.9%                   130                        4.9%
                            --------                    -------               --------                    -------
               TOTAL          $4,166                      100.0%                $2,631                      100.0%
                            --------                    -------               --------                    -------

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the accompanying consolidated financial statements.

                                     DECEMBER 31, 2007                                     DECEMBER 31, 2006
                    CARRYING                           MAXIMUM EXPOSURE   CARRYING                           MAXIMUM EXPOSURE
                    VALUE (1)       LIABILITY (2)         TO LOSS (3)     VALUE (1)       LIABILITY (2)         TO LOSS (3)
------------------------------------------------------------------------------------------------------------------------------
Collateralized
 loan obligations
 ("CLOs") and
 other funds (4)        $359             $199                 $171            $296             $167                 $136
Limited
 partnerships            309              121                  150             103               15                   75
Other investments
 (5)                      65               --                   81              --               --                   --
                       -----            -----                -----           -----            -----                -----
         TOTAL (6)      $733             $320                 $402            $399             $182                 $211
                       -----            -----                -----           -----            -----                -----

(1) The carrying value of CLOs and other funds and Other investments is equal to fair value. Limited partnerships are accounted for under the equity method.

(2) Creditors have no recourse against the Company in the event of default by the VIE.

(3) The maximum exposure to loss does not include changes in fair value or the Company's proportionate shares of earnings associated with limited partnerships accounted for under the equity method. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the carrying value was $413 and $217, respectively. The Company's maximum exposure to loss as of December 31, 2007 and 2006 based on the Comany's initial co-investment or amortized cost basis was $402 and $211, respectively.

(4) The Company provides collateral management services and earns a fee associated with these structures.

(5) Other investments include investment structures that are backed by preferred securities.

(6) As of December 31, 2007 and 2006, the Company had relationships with six and four VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2007, the Company held variable interests in four VIEs, where the Company is not the primary beneficiary and as a result, these are not consolidated by the Company. As of December 31, 2007, these VIEs included two collateralized bond obligations and two CLOs which are managed by HIMCO. These investments have been held by the Company for a period of one year. The maximum exposure to loss consisting of the Company's investments based on the amortized cost of the non-consolidated VIEs was approximately $100 as of December 31, 2007 For the year ended December 31, 2007 the Company recognized $1 of the maximum exposure to loss representing an other-than-temporary impairment recorded as a realized capital loss.

HIMCO is the collateral manager for four market value CLOs (included in the VIE discussion above) that invest in senior secured bank loans through total return swaps. For two of the CLOs, the Company has determined it is the primary beneficiary and accordingly consolidates the transactions. The maximum exposure to loss for these two consolidated CLOs, which is included in the "Collateral loan obligations and other funds" line in the table above, is $74 of which the Company has recognized a realized capital loss of $19. The Company is not the primary beneficiary for the remaining two CLOs, but maintains a significant involvement in the transactions. The maximum exposure to loss for these remaining two CLOs, included in the $100 in the preceding paragraph, is $14. The CLOs have triggers that allow the total return swap counterparty to terminate the transactions if the fair value of the aggregate referenced bank loan portfolio declines below a stated level.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options to achieve one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and/or risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position, taking into account income accruals and cash collateral held, for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                         ASSET VALUES        LIABILITY VALUES
                                       2007         2006     2007          2006
--------------------------------------------------------------------------------
Other investments                       $446         $271      $ --         $ --
Reinsurance recoverables                 128           --        --           22
Other policyholder funds and
 benefits payable                          2          172       801           --
Consumer notes                            --           --         5            1
Other liabilities                         --           --       354          589
                                      ------       ------  --------       ------
                               TOTAL    $576         $443    $1,160         $612
                                      ------       ------  --------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2007 and 2006. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2007 and 2006.

                                                                                                            HEDGE
                                                                                                      INEFFECTIVENESS,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily used
 to convert interest receipts on
 floating-rate fixed maturity securities
 to fixed rates. These derivatives are
 predominantly used to better match cash
 receipts from assets with cash
 disbursements required to fund
 liabilities.
 Interest rate swaps are also used to
 hedge a portion of the Company's
 floating-rate guaranteed investment
 contracts. These derivatives convert
 the floating-rate guaranteed investment
 contract payments to a fixed rate to
 better match the cash receipts earned
 from the supporting investment
 portfolio.                                    $4,019          $4,560      $73          $(19)           $1             $(8)
Foreign currency swaps
 Foreign currency swaps are used to
 convert foreign denominated cash flows
 associated with certain foreign
 denominated fixed maturity investments
 to U.S. dollars. The foreign fixed
 maturities are primarily denominated in
 euros and are swapped to minimize cash
 flow fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to convert
 foreign denominated cash flows
 associated with certain liability
 payments to U.S. dollars in order to
 minimize cash flow fluctuations due to
 changes in currency rates.                     1,226           1,420     (269)         (318)           (1)             (4)
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to hedge
 the changes in fair value of certain
 fixed rate liabilities and fixed
 maturity securities due to changes in
 the benchmark interest rate, LIBOR.            3,594           3,303      (38)            7            --              --
Foreign currency swaps
 Foreign currency swaps are used to
 hedge the changes in fair value of
 certain foreign denominated fixed rate
 liabilities due to changes in foreign
 currency rates.                                  696             492       25            (9)           --              --
                                          -----------       ---------  -------       -------       -------       ---------
   TOTAL CASH-FLOW AND FAIR-VALUE HEDGES       $9,535          $9,775    $(209)        $(339)         $ --            $(12)
                                          -----------       ---------  -------       -------       -------       ---------

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENT AND/OR RISK MANAGEMENT
 ACTIVITIES
Interest rate swaps, caps and floors
 The Company uses interest rate swaps,
 caps and floors to manage duration risk
 between assets and liabilities in
 certain portfolios. In addition, the
 Company enters into interest rate swaps
 to terminate existing swaps in hedging
 relationships, thereby offsetting the
 changes in value of the original swap.        $6,666          $4,911     $ --          $(15)          $15            $(27)
Interest rate forwards
 The Company uses interest rate forwards
 to replicate the purchase of
 mortgage-backed securities to manage
 duration risk and liquidity.                      --             644       --            (4)           (1)              5
Foreign currency swaps and forwards
 The Company enters into foreign
 currency swaps and forwards to hedge
 the foreign currency exposures in
 certain of its foreign fixed maturity
 investments.                                     199             162       (8)          (11)           (5)             (7)
Credit default and total return swaps
 The Company enters into credit default
 swap agreements in which the Company
 assumes credit risk of an individual
 entity, referenced index or asset pool.
 These contracts entitle the Company to
 receive a periodic fee in exchange for
 an obligation to compensate the
 derivative counterparty should a credit
 event occur on the part of the
 referenced security issuers. The
 maximum potential future exposure to
 the Company is the notional value of
 the swap contracts, which is $1,202 and
 $786, after-tax, as of December 31,
 2007 and 2006, respectively.                   1,849           1,209     (235)          (92)          (83)             20
 The Company also assumes credit risk
 through total return and credit index
 swaps which reference a specific index
 or collateral portfolio. The maximum
 potential future exposure to the
 Company for the credit index swaps is
 the notional value and for the total
 return swaps is the cash collateral
 associated with the transaction, which
 has termination triggers that limit
 investment losses. As of December 31,
 2007 and 2006, the maximum potential
 future exposure to the Company from
 such contracts is $639 and $707,
 after-tax, respectively.                       1,731           1,629      (62)            1           (48)              1

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
 The Company enters into credit default
 swap agreements, in which the Company
 reduces credit risk to an individual
 entity. These contracts require the
 Company to pay a derivative
 counterparty a periodic fee in exchange
 for compensation from the counterparty
 should a credit event occur on the part
 of the referenced security issuer. The
 Company entered into these agreements
 as an efficient means to reduce credit
 exposure to specified issuers or
 sectors.                                      $3,494          $1,882      $56           $(8)          $38             $(6)
Yen fixed annuity hedging instruments
 The Company enters into currency rate
 swaps and forwards to mitigate the
 foreign currency exchange rate and yen
 interest rate exposures associated with
 the yen denominated individual fixed
 annuity product. The associated
 liability is adjusted for changes in
 spot rates which was $(66) and $12,
 after-tax, as of December 31, 2007 and
 2006, respectively, and offsets the
 derivative.                                    1,849           1,869     (115)         (225)           34             (64)
GMWB product derivatives
 The Company offers certain variable
 annuity products with a GMWB rider. The
 GMWB is a bifurcated embedded
 derivative that provides the
 policyholder with a GRB if the account
 value is reduced to zero through a
 combination of market declines and
 withdrawals. The GRB is generally equal
 to premiums less withdrawals. The
 policyholder also has the option, after
 a specified time period, to reset the
 GRB to the then-current account value,
 if greater. The notional value of the
 embedded derivative is the GRB balance.
 For a further discussion, see the
 Derivative Instruments section of Note
 2.                                            44,852          37,769     (707)           53          (430)             79
GMWB reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMWB embedded derivative for the lives
 of the host variable annuity contracts.
 The notional amount of the reinsurance
 contracts is the GRB amount.                   6,579           7,172      128           (22)           83             (19)
GMWB hedging instruments
 The Company enters into derivative
 contracts to economically hedge
 exposure to the volatility associated
 with the portion of the GMWB
 liabilities which are not reinsured.
 These derivative contracts include
 customized swaps, interest rate swaps
 and futures, and equity swaps, put and
 call options, and futures, on certain
 indices including the S&P 500 index,
 EAFE index, and NASDAQ index.                 21,357           8,379      642           346           167             (77)

                                                                                                         DERIVATIVE
                                                                                                      CHANGE IN VALUE,
                                                NOTIONAL AMOUNT             FAIR VALUE                    AFTER-TAX
HEDGING STRATEGY                             2007             2006      2007          2006          2007           2006
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum benefit product
 reinsurance contracts
 Reinsurance arrangements are used to
 offset the Company's exposure to the
 GMIB and GMAB embedded derivatives for
 the lives of the host variable annuity
 contracts. The reinsurance contracts
 are accounted for as free-standing
 derivative contracts. The notional
 amount of the reinsurance contracts is
 the yen denominated GRB balance value
 converted at the year-end yen to U.S.
 dollar foreign spot exchange rate.           $18,065         $11,304     $(70)         $119         $(101)           $(35)
Equity index swaps and options
 The Company offers certain equity
 indexed products, which may contain an
 embedded derivative that requires
 bifurcation. The Company enters into
 S&P index swaps and options to
 economically hedge the equity
 volatility risk associated with these
 embedded derivatives. In addition, the
 Company is exposed to bifurcated
 options embedded in certain fixed
 maturity investments.                            149              25      (22)           (1)            1              --
Statutory reserve hedging instruments
 The Company purchases one and two year
 S&P 500 put option contracts to
 economically hedge the statutory
 reserve impact of equity risk arising
 primarily from GMDB and GMWB
 obligations against a decline in the
 equity markets.                                  661           2,220       18            29           (14)             (9)
Coinsurance and modified coinsurance
 reinsurance contract
 During 2007, a subsidiary insurance
 company entered into a coinsurance with
 funds withheld and modified coinsurance
 reinsurance agreement ("Agreement")
 with an affiliate reinsurance company
 to provide statutory surplus relief for
 certain life insurance policies. The
 Agreement is accounted for as a
 financing transaction for GAAP and
 includes a compound embedded
 derivative.                                      655              --       --            --            --              --
      TOTAL OTHER INVESTMENT AND/OR RISK
                   MANAGEMENT ACTIVITIES     $108,106         $79,175    $(375)         $170         $(344)          $(139)
                                          -----------       ---------  -------       -------       -------       ---------
                   TOTAL DERIVATIVES (1)     $117,641         $88,950    $(584)        $(169)        $(344)          $(151)
                                          -----------       ---------  -------       -------       -------       ---------

(1) Derivative change in value includes hedge ineffectiveness for cash-flow and fair-value hedges and total change in value, including periodic derivative net coupon settlements, of derivatives held for other investment and/or risk management activities.

The increase in notional amount since December 31, 2006, is primarily due to an increase in embedded derivatives associated with the GMWB rider, an increase in the related GMWB hedging derivatives, and an increase in the guaranteed minimum benefit riders reinsured from a related party. The Company offers certain variable annuity products with a GMWB rider, which is accounted for as an embedded derivative. For further discussion on the GMWB rider, refer to Note 8 of Notes to Consolidated Financial Statements. For further discussion of the internal reinsurance of the guaranteed minimum benefit riders, including GMIB and GMAB products, which are accounted for as free standing derivatives, refer to Note 8 and Note 16 of Notes to Consolidated Financial Statements.

The increase in notional of GMWB embedded derivatives is primarily due to additional product sales. The increase in notional of GMWB hedging derivatives primarily related to two customized swap contracts that were entered into during 2007 to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. As of December 31, 2007, these swaps had a notional value of $12.8 billion and a market value of $50. Due to the significance of the non-observable inputs associated with pricing these derivatives, the initial difference between the transaction price and modeled value was deferred in accordance with EITF No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" and included in Other Assets in the Condensed Consolidated Balance Sheets. The deferred loss of $51 will be recognized in retained earnings upon the adoption of SFAS 157. In addition, the change in value of the customized derivatives due to the initial adoption of SFAS 157 of $35 will also be recorded in retained earnings with subsequent changes in fair value recorded in net realized capital gains (losses).

The increase in notional of the reinsurance of guaranteed minimum benefit riders is primarily due GMIB product sales as well as depreciation of the U.S. dollar compared to the yen. Also contributing to the increase is a new reinsurance agreement entered into effective September 30, 2007, related to the GMAB rider, which is also accounted for as a free-standing derivative.

The decrease in net fair value of derivative instruments since December 31, 2006, was primarily related to GMWB related derivatives, the internal reinsurance contract associated with GMIB, and credit derivatives, partially offset by the Japanese fixed annuity hedging instruments, interest rate derivatives, and foreign currency swaps. The GMWB related derivatives decreased in value primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices as well as those to reflect newly reliable market inputs for volatility. The internal reinsurance contract associated with GMIB decreased in value primarily as a result of liability model refinements, a decrease in interest rates, and changes in equity volatility levels. Credit derivatives, including credit default swaps, credit index swaps, and bank loan total return swaps, declined in value due to credit spreads widening. Credit spreads widened primarily due to the deterioration in the U.S. housing market, tightened lending conditions, the market's flight to quality securities, as well as increased likelihood of a U.S. recession. The Japanese fixed annuity contract hedging instruments increased in value primarily due to appreciation of the Japanese yen in comparison to the U.S. dollar. Interest rate derivatives increased in value primarily due to the decline in interest rates. The fair value of foreign currency swaps hedging foreign bonds increased primarily as a result of the sale of certain swaps that were in loss positions due to the weakening of the U.S. dollar in comparison to certain foreign currencies.

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment ("non-qualifying strategies"), including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2007 and 2006, these non-qualifying strategies resulted in after-tax net losses of $(344) and $(139), respectively. For the year ended December 31, 2007, net losses were primarily comprised of net losses on the GMWB related derivatives, net losses on credit derivatives, and net losses associated with the internal reinsurance of GMIB. The net losses on the GMWB rider embedded derivatives were primarily due to liability model assumption updates and modeling refinements made during the year, including those for dynamic lapse behavior and correlations of market returns across underlying indices, as well as other assumption updates made during the second quarter to reflect newly reliable market inputs for volatility. The net losses on credit derivatives, including credit default swaps, credit index swaps, and total return swaps, were due to credit spreads widening. The net losses associated with the internal reinsurance of GMIB were primarily driven by liability model refinements, a decrease in interest rates, and changes in equity volatility levels. For the year ended December 31, 2006, losses were largely comprised of losses on the reinsurance of GMIB, net losses on GMWB rider and hedging derivatives primarily driven by modeling refinements, net losses on interest rate derivatives due to an increase in interest rates, and net losses on the Japanese fixed annuity hedging instruments primarily due to an increase in Japan interest rates.

As of December 31, 2007 and 2006, the after-tax deferred net (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(16) and $(8), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. For the year ended December 31, 2007 and 2006, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2005, after-tax net gains (losses) representing the total ineffectiveness of all cash-flow hedges was $(6) and fair-value hedges was $2, while there were no net gains (losses) on net investment hedges.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2007 and 2006, the fair value of the loaned securities was approximately $2.1 billion and $1.6 billion, respectively, and was included in fixed maturities, equities, available for sale, and short-term investments in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $6 and $2 for the years ended December 31, 2007 and 2006, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2007 and 2006, collateral pledged having a fair value of $355 and $441, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2007 and 2006, were as follows:

                                            2007      2006
------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                             $4        $3
CMO                                             21        --
CMBS                                           244       169
Corporate                                    1,554     1,339
MBS                                            221       152
Government/Government Agencies
 Foreign                                        14         4
 United States                                 303       327
Short-term                                       1        --
Preferred stock                                 53        --
                                          --------  --------
                                   TOTAL    $2,415    $1,994
                                          --------  --------

As of December 31, 2007 and 2006, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $3.3 billion and $1.8 billion, respectively. At December 31, 2007 and 2006, cash collateral of $3.1 billion and $1.6 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount predominately recorded in other liabilities. At December 31, 2007 and 2006, cash received from derivative counterparties of $175 and $109, respectively, was netted against the derivative assets values in accordance with FSP FIN 39-1 and recorded in other assets. For further discussion on the adoption of FSP FIN 39-1, see Note 2. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. The Company incurred no counterparty default for the years ended December 31, 2007 and 2006. As of December 31, 2007 and 2006, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2007 and 2006, the fair value of securities on deposit was approximately $14 and $9, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans and short-term investments, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2007 and 2006 were as follows:

                                        2007                          2006
                               CARRYING            FAIR       CARRYING          FAIR
                                AMOUNT             VALUE       AMOUNT           VALUE
----------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                $45,611          $45,611      $44,646          $44,646
 Equity securities                   722              722      276              276
 Policy loans                      2,016            2,016      2,009            2,009
 Mortgage loans on real
  estate                           4,166            4,169      2,631            2,619
 Short-term investments              752              752      694              694
 Other investments (1)               480              480      273              273
LIABILITIES
 Other policyholder funds
  and benefits payable
  (2)                            $15,148          $15,097      $13,931          $13,186
 Consumer notes                      809              814      258              260
                               ---------          -------      --                --

(1) 2007 and 2006 includes $446 and $271 of derivative related assets, respectively.

(2) Excludes universal life insurance contracts, including corporate owned life insurance.

5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2007and 2006, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2007, the Company's policy for the largest amount retained on any one life doubled from $5 to $10 compared to the corresponding 2006 and 2005 periods.

Insurance fees, earned premiums and other were comprised of the following:

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2007           2006           2005
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $5,173         $4,360         $4,019
Reinsurance assumed                        13             19             39
Reinsurance ceded                        (694)          (719)          (798)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,492         $3,660         $3,260
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing all or a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies. Coinsurance with funds withheld is a form of coinsurance except that the investment assets that support the liabilities are withheld by the ceding company.

In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $285, $241 and $378 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company also assumes reinsurance from other insurers.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $132, $166 and $130 in 2007, 2006 and 2005, respectively, and accident and health premium of $243, $259 and $221, respectively, to HLA.

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2007           2006           2005
--------------------------------------------------------------------------------
BALANCE, JANUARY 1, BEFORE
 CUMULATIVE EFFECT OF ACCOUNTING
 CHANGE, PRE-TAX                      $ 7,334        $ 7,101        $ 6,453
Cumulative effect of accounting
 change, pre-tax (SOP05-1)                (20)            --             --
BALANCE, JANUARY 1, AS ADJUSTED         7,314          7,101          6,453
Capitalization                          1,400          1,351          1,226
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits                 (817)        (1,033)          (945)
AMORTIZATION -- UNLOCK, PRE-TAX (1)       302           (142)            --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other             194             57            367
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $8,393         $7,334         $7,101
                                     --------       --------       --------

(1) For a discussion of unlock effects, see Unlock Results in Note 1.

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the years ended December 31,
--------------------------------------------------------------------------------
2008                                                                         $27
2009                                                                         $27
2010                                                                         $25
2011                                                                         $23
2012                                                                         $22
--------------------------------------------------------------------------------

7. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2007 and December 31, 2006, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2007 and 2006.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the consolidated statements of operations. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2007, 2006 and 2005 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity and universal life ("UL") contracts issued or reinsured by the Company offer various guaranteed minimum death and withdrawal benefits and UL secondary guarantee benefits. UL secondary guarantee benefits ensure that your policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. Guaranteed minimum death benefits are offered in various forms as described in further detail throughout this Note. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") and UL secondary guarantee benefits sold with annuity and/or UL products accounted for and collectively known as "SOP 03-1 reserve liabilities" are as follows:

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2007          $ 476                 7
Incurred                                           144                12
Unlock                                              (4)               --
Paid                                               (85)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2007         $531                19
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $325 as of December 31, 2007. The reinsurance recoverable asset related to the UL Secondary Guarantees was $10 as of December 31, 2007.

                                                                UL SECONDARY
                                               GMDB (1)        GUARANTEES (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006          $ 158                 5
Incurred                                           130                 2
Unlock                                             294                --
Paid                                              (106)               --
                                                ------               ---
LIABILITY BALANCE AS OF DECEMBER 31, 2006         $476                 7
                                                ------               ---

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006. The reinsurance recoverable asset related to the UL Secondary Guarantees was $6 as of December 31, 2006.

The net SOP 03-1 reserve liabilities are established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The SOP 03-1 reserve liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the SOP 03-1 liabilities are recorded in benefits, losses and loss adjustment expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised. As described within the Unlock Results in Note 1, the Company unlocked its assumptions related to its SOP 03-1 reserves during the third quarter of 2007 and the fourth quarter of 2006.

The determination of the SOP 03-1 reserve liabilities and their related reinsurance recoverables, are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used as of December 31, 2007:

GMDB:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8% after fund fees, but before mortality and expense charges; it varies by asset class with a low of 3% for cash and a high of 11% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 -- 2007.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 13%, with an average of 11%

UL SECONDARY GUARANTEES:

- Discount rate of 4.75% for issue year 2004, discount rate of 4.50% for issue year 2005 & 2006, and discount rate of 4.25% for issue year 2007.

-   100% of the Hartford pricing mortality table for mortality assumptions.

- Lapse rates for single life policies average 3% in policy years 1-10, declining to 0% by age 95. Lapse rate for last survivor policies is 0.4%.

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2007

                                                                                           RETAINED          WEIGHTED AVERAGE
                                                       ACCOUNT        NET AMOUNT          NET AMOUNT          ATTAINED AGE OF
                                                        VALUE          AT RISK             AT RISK               ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
Maximum anniversary value (MAV) (1)
MAV only                                                 $47,463         $3,557               $419                   65
With 5% rollup (2)                                         3,360            285                 67                   64
With Earnings Protection Benefit Rider (EPB) (3)           5,463            530                 85                   62
With 5% rollup & EPB                                       1,333            155                 30                   64
Total MAV                                                 57,619          4,527                601
Asset Protection Benefit (APB) (4)                        42,489            446                242                   62
Lifetime Income Benefit (LIB) (5)                         10,273             25                 25                   62
Reset (6) (5-7 years)                                      6,132             80                 80                   66
Return of Premium (7)/Other                               10,321             28                 28                   54
                                                     -----------       --------             ------                  ---
                                              TOTAL     $126,834         $5,106               $976                   63
                                                     -----------       --------             ------                  ---

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: the death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: the death benefit is the greatest of current account value or MAV, net premiums paid, or a benefit amount that ratchets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a GMWB rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allow policyholders to receive the guaranteed annual withdrawal amount for as long as they are alive. Through this feature, the policyholder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB and GMAB reinsurance represent free-standing derivatives and are carried at fair value and reported in other policyholder funds. See Note 16 for additional disclosure concerning reinsurance agreements. The fair value of the GMWB obligation, as well as the GMIB and GMAB obligations, assumed from a related party are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based primarily on a blend of observed market

"implied volatility"; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts. During, the second quarter of 2007, the Company reflected newly reliable market inputs for volatility on Standard and Poor's ("S&P") 500, National Association of Securities Dealers Automated Quotations ("NASDAQ") and Europe, Australasia and Far East ("EAFE") index options.

As of December 31, 2007 and December 31, 2006, the embedded derivative (liability) asset recorded for GMWB, before reinsurance or hedging, was $(707) and $53, respectively. During 2007, 2006 and 2005 the change in value of the GMWB, before reinsurance and hedging, reported in realized gains (losses) was $(661), $121and ($64), respectively. Included in the realized gain (loss) for the years ended December 31, 2007 and 2006 were liability model refinements, changes in policyholder behavior assumptions and changes in other assumptions to reflect newly reliable market inputs for volatility of a net $(234) and $(2), respectively.

As of December 31, 2007 and 2006, $46.3 billion, or 82%, and $37.3 billion, or 77%, respectively, of account value representing substantially all of the contracts written after July 2003 with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established a risk management strategy. During the second and third quarter of 2007, as part of the Company's risk management strategy, the Company purchased two customized swap contracts which hedge certain capital market risk components for the remaining term of certain blocks of the non-reinsured GMWB riders. As of December 31, 2007, these swaps had a notional value of $12.8 billion. These customized derivative contracts provide protection from capital markets risks based on policyholder behavior assumptions as specified by the Company. The Company also uses other derivative instruments to hedge its unreinsured GMWB exposure including interest rate futures, S&P 500 and NASDAQ index options and futures contracts and EAFE Index swaps to hedge GMWB exposure to international equity markets. The total (reinsured and unreinsured) GRB as of December 31, 2007 and 2006 was $44.8 billion and $37.8 billion, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, after reinsurance, as of December 31, 2007 and 2006, was $139 and $8, respectively. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $139.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                      AS OF                      AS OF
                                  DECEMBER 31,               DECEMBER 31,
                                      2007                       2006
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities                     $109,354                   $104,687
Cash and cash equivalents                9,975                      8,931
                                   -----------                -----------
                     TOTAL            $119,329                   $113,618
                                   -----------                -----------

As of December 31, 2007, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2007         2006
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                              $397         $359
Cumulative effect of accounting change, pre-tax (SOP
 05-1)                                                      (1)          --
BALANCE, JANUARY 1, AS ADJUSTED                            396          359
Sales inducements deferred                                  97           84
Unlock                                                     (15)           4
Amortization charged to income                             (33)         (50)
                                                        ------       ------
BALANCE, END OF PERIOD                                    $445         $397
                                                        ------       ------

10. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. . The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint . The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

REGULATORY DEVELOPMENTS

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115, of which $84 represents restitution for market timing, $5 represents restitution for issues relating to the compensation of brokers, and $26 is a civil penalty.

Hartford Life recorded charges of $54, after-tax, in the aggregate, none of which was attributed to the Company, through the first quarter of 2007 to establish a reserve for the market timing matters and, based on the settlement discussed above, Hartford Life recorded an additional charge of $21, after-tax, in the second quarter of 2007. In the second quarter of 2007, $75, after-tax, representing all of the charges that had been recorded at Hartford Life, was attributed to and recorded at the Company.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $27, $35 and $35 for the years ended December 31, 2007, 2006 and 2005, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which expires on December 31, 2007, as this operating lease will be replaced by a capital lease between its parent Company HLA and Hartford Fire Insurance Company, amounted to approximately $6, $27 and $27 for the years ended December 31, 2007, 2006 and 2005, respectively.

Future minimum rental commitments on all operating leases are as follows:

2008                                                                         $17
2009                                                                          11
2010                                                                           8
2011                                                                           5
2012                                                                           2
Thereafter                                                                     2
                                                                            ----
                                                                     TOTAL  $ 45
                                                                            ----

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and the Company expects the audit to be concluded in early 2008. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The separate account dividends received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on current year ultimate mutual fund distributions and fee income from the Company's variable insurance products. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $155, $174 and $184 related to the separate account DRD in the year ended December 31, 2007, December 31, 2006 and December 31, 2005, respectively. The 2007 benefit included a tax of $1 related to a true-up of the prior year tax return, the 2006 benefit included a benefit of $6 related to true-ups of prior years' tax returns and the 2005 benefit included a benefit of $3 related to a true-up of the prior year tax return

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11 and $17 related to separate account FTC in the year ended December 31, 2007 and December 31, 2006, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $0 and $7 in 2007 and 2006, respectively.

UNFUNDED COMMITMENTS

At December 31, 2007, the Company has outstanding commitments totaling $888, of which $616 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2007 and 2006, the liability balance was $4 and $4, respectively. As of December 31, 2007 and 2006, $12 and $13, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                                      FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                                 2007         2006         2005
--------------------------------------------------------------------------------
Current                                           $106         $115          $71
Deferred                                            62          (12)         136
                                                ------       ------       ------
                            INCOME TAX EXPENSE    $168         $103         $207
                                                ------       ------       ------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2007         2006         2005
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $318         $292         $391
Dividends received deduction                 (155)        (174)        (184)
Penalties                                       7           --            1
Foreign related investments                   (11)         (10)          (2)
Other                                           9           (5)           1
                                           ------       ------       ------
                                    TOTAL    $168         $103         $207
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2007            2006
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $682            $568
Unrealized Loss on Investments                          294              --
Other Investment-related items                          455             179
Minimum tax credit                                      239             217
Foreign tax credit carryovers                            --               7
Other                                                    17              --
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      1,687             971
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,775)         (1,252)
Net unrealized gains on equity securities                --            (169)
Employee benefits                                       (36)            (39)
Other                                                    --              (2)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,811)         (1,462)
                                                  ---------       ---------
                    TOTAL DEFERRED TAX LIABILITY      $(124)          $(491)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $62 and $(78) as of December 31, 2007 and 2006, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2002. During 2005, the Internal Revenue Service ("IRS") commenced an examination of the Company's U.S. income tax returns for 2002 through 2003 that is anticipated to be completed in early 2008. The 2004 through 2006 examination will begin in 2008. The Company anticipates that it is reasonably possible that the Internal Revenue Service will issue the 2002-2003 Revenue Agent's Report within 12 months. The Company does not anticipate that the outcome of the audit will result in a material change to its financial position.

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the adoption, the Company recognized an $11 decrease in the liability for unrecognized tax benefits and a corresponding increase in the January 1, 2007 balance of retained earnings. The Company had no balance of unrecognized tax benefits as of January 1, 2007 or December 31, 2007. The Company classifies interest and penalties (if applicable) as income tax expense in the financial statements.

12. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income Notes SM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income Notes SM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2007 and 2006, $809 and $258 of consumer notes had been issued. As of December 31, 2007, these consumer notes have interest rates ranging from 4.75% to 6.25% for fixed notes and, for variable notes, either consumer price index plus 157 to 267 basis points, or indexed to the S&P 500, Dow Jones Industrials or the Nikkei 225. The aggregate maturities of consumer notes are as follows: $222 in 2008, $494 in 2009, $34 in 2010, $19 in 2011 and
$40 thereafter. For the year ended December 31, 2007 and 2006, interest credited to holders of consumer notes was $11 and $2, respectively.

13. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Statutory net income                            $255          $777          $393
                                             -------       -------       -------
Statutory capital and surplus                 $4,448        $3,276        $3,022
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2007, the maximum amount of statutory dividends which may be paid by the Company in 2008, without prior approval, is $445.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $22 and $21 for the years ended December 31, 2007, 2006 and 2005, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In 2004, the Company began allocating a percentage of base salary to the Plan for eligible employees. In 2007, employees who had salaries of less than $100,000 per year received a contribution of 1.5% of base salary and employees who had salaries of $100,000 or more per year received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $11, $9 and $8 for the years ended December 31, 2007, 2006 and 2005, respectively.

15. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $21 million, $19 million and $15 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $7 million, $6 million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. If, prior to the adoption of SFAS 123(R), the Company had been expensing stock option awards to retirement-eligible employees over the shorter of the stated vesting period or the date of retirement eligibility, then the Company would have recognized an immaterial increase in net income for the year ended December 31, 2005 and an immaterial decrease in net income for the year ended December 31, 2004. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2007, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2007 and 2006 the Company had $4.8 billion and $3.8 billion of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2007, 2006 and 2005, the Company recorded earned premiums of $525, $296 and $339 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Hartford Life sells fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of

December 31, 2007 and 2006, $1.8 billion and $1.7 billion, respectively, of the account value had been assumed by the Company.

Effective August 31, 2005, a subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with Hartford Life, Insurance KK ("HLIKK"), a wholly owned Japanese subsidiary of Hartford Life, Inc. ("Hartford Life"). Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. Effective July 31, 2006, the agreement was modified to include the GMDB on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income.

Effective September 30, 2007, HLAI entered into another reinsurance agreement where HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The reinsurance of the GMAB riders is accounted for as a free-standing derivative in accordance with SFAS 133. Accordingly, the reinsurance of the GMAB is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of the GMAB is an asset of $2 at December 31, 2007.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2007 and 2006, the fair value of the GMIB reinsurance derivative was an asset (liability) of $(72) and $119, respectively. During the year ended December 31, 2007 the Company recorded a net capital contribution (dividend) of $17 and a pre-tax realized loss of $156, representing the change in fair value of the GMIB reinsurance derivative. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.)

The methodology for calculating the value of the reinsurance derivative's for GMIB and GMAB are consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The contracts underlying the GMIB and GMAB reinsurance contracts are 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure related to GMIB and GMAB, as of December 31, 2007 and 2006, was $130 and $0, respectively. However, for GMIB's, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMIB's or over the annuity period only for other GMIB's. For GMAB's the only way that contract holder can monetize the excess of the GRB over the account value of the contract is through a lump sum payment after a ten year waiting period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $130.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). As of December 31, 2007 the liability for the assumed reinsurance of the GMDB and the net amount at risk was $4 and $380, respectively. As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective November 1, 2007, a subsidiary insurance company ("Ceding Company") entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement ("Agreement") with an affiliate reinsurance company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for GAAP. A standby unaffiliated third party Letter of Credit ("LOC") supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. QUARTERLY RESULTS FOR 2007 AND 2006 (UNAUDITED)

                                             MARCH 31,              JUNE 30,             SEPTEMBER 30,          DECEMBER 31,
                                        2007          2006     2007          2006     2007          2006     2007          2006
---------------------------------------------------------------------------------------------------------------------------------
Revenues                                $1,692        $1,623   $1,660        $1,272   $1,751        $1,523   $1,503        $1,671
Benefits, claims and expenses            1,360         1,286    1,551         1,198    1,337         1,259    1,450         1,512
Net income                                 262           259      110            93      290           231       78           148
                                       -------       -------  -------       -------  -------       -------  -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter Agreement.(2)
       (3)    (b) Amended and Restated Principal Underwriter Agreement.(3)
       (3)    (c) Form of Dealer Agreement.(4)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(5)
       (5)    Form of Application.(5)
       (6)    (a) Certificate of Incorporation of Hartford.(6)
       (6)    (b) Bylaws of Hartford.(6)
       (7)    Form of Reinsurance Agreement.(7)
       (8)    Form of Fund Participation Agreements.(8)
       (9)    Opinion and Consent of Richard J. Wirth, Senior Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-70153, filed on April 13, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73570, filed May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement File No. 333-119415, filed on July 20, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 33-73570, dated May 1, 1996.

(5) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-66343, filed February 8, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(8) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-119414, filed April 9, 2007.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Christine D. Chaia                  Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
John Giamalis                       Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President and General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President
James E. Trimble                    Senior Vice President and Chief Actuary

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Co-Chief Executive Officer, Co-President, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Chairman of the Board, Co-Chief Executive Officer, Co-President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*   Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 96,876 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 7th day of April, 2008.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters                           *By:   /s/ Richard J. Wirth
       ----------------------------------------         ----------------------------------------
       John C. Walters,                                 Richard J. Wirth
       Co-President, Co-Chief Executive                 Attorney-in-Fact
       Officer*
By:    Lizabeth H. Zlatkus
       ----------------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters
       ----------------------------------------
       John C. Walters,
       Co-President, Co-Chief Executive
       Officer*
By:    Lizabeth H. Zlatkus
       ----------------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, Co-Chief Executive Officer,
  Co-President, Director*                                          *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive            Richard J. Wirth
 Officer, Co-President, Director*                                         Attorney-in-Fact
David M. Znamierowski, Executive Vice President, Chief Investment  Date:  April 7, 2008
 Officer, Director*

333-101932

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Richard J. Wirth, Senior Counsel.
     (10)  Consent of Deloitte and Touche LLP.
     (99)  Copy of Power of Attorney.